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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Office

Russell Investment Company

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – April 30, 2011

Item 1. Reports to Stockholders

2011 SEMI-ANNUAL REPORT

Russell Funds

APRIL 30, 2011

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Opportunistic Credit Fund (formerly, Russell Global Credit Strategies Fund)	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Fund

Russell Tax Exempt Bond Fund	A, C, E, S

Real Assets Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund (formerly, Russell Real Estate Securities Fund)	A, C, E, S, Y

Money Market Fund

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on 19 of these Funds.

Russell Investment Company

Russell Funds

Semi-annual Report

April 30, 2011 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,162.30	$1,019.49
Expenses Paid During Period*	$5.74	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,158.10	$1,015.77
Expenses Paid During Period*	$9.74	$9.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.82% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,162.80	$1,019.93
Expenses Paid During Period*	$5.26	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,164.30	$1,021.12
Expenses Paid During Period*	$3.97	$3.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,163.90	$1,020.73
Expenses Paid During Period*	$4.40	$4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,165.00	$1,021.57
Expenses Paid During Period*	$3.49	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.9%
Consumer Discretionary - 15.0%
Abercrombie & Fitch Co. Class A	129,200	9,147
Aegean Marine Petroleum Network, Inc. (Ñ)	264,715	2,287
Amazon.com, Inc. (Æ)	107,066	21,038
Apollo Group, Inc. Class A (Æ)	64,400	2,578
AutoZone, Inc. (Æ)	46,513	13,134
Avon Products, Inc.	92,300	2,712
Bed Bath & Beyond, Inc. (Æ)	280,597	15,747
BorgWarner, Inc. (Æ)(Ñ)	39,500	3,051
Carnival Corp.	128,735	4,901
Coach, Inc.	231,400	13,840
Comcast Corp. Class A	1,371,645	34,525
Costco Wholesale Corp.	221,400	17,916
Darden Restaurants, Inc.	76,100	3,574
DIRECTV, Inc. Class A (Æ)	61,200	2,974
DR Horton, Inc. (Ñ)	437,880	5,447
eBay, Inc. (Æ)	166,230	5,718
Estee Lauder Cos., Inc. (The) Class A	86,626	8,403
Ford Motor Co. (Æ)(Ñ)	1,314,076	20,329
Gap, Inc. (The) (Ñ)	704,600	16,375
Hanesbrands, Inc. (Æ)(Ñ)	185,200	6,021
Hasbro, Inc.	84,550	3,960
Home Depot, Inc.	561,695	20,861
JC Penney Co., Inc.	171,559	6,596
Johnson Controls, Inc.	659,760	27,050
KB Home (Ñ)	297,428	3,513
Las Vegas Sands Corp. (Æ)	387,300	18,207
Lear Corp.	109,400	5,595
Limited Brands, Inc.	79,500	3,272
Lowe’s Cos., Inc.	1,059,734	27,818
Macy’s, Inc.	374,750	8,960
McDonald’s Corp.	369,900	28,967
Newell Rubbermaid, Inc.	270,300	5,152
Nielsen Holdings NV (Æ)	284,157	8,493
Nike, Inc. Class B (Ñ)	236,859	19,498
NVR, Inc. (Æ)	12,297	9,091
Omnicom Group, Inc. (Ñ)	190,500	9,371
priceline.com, Inc. (Æ)	22,343	12,222
Royal Caribbean Cruises, Ltd. (Æ)	224,700	8,948
Sirius XM Radio, Inc. (Æ)(Ñ)	1,576,200	3,137
Stanley Black & Decker, Inc.	332,093	24,127
Staples, Inc.	340,950	7,208
Starbucks Corp.	445,045	16,106
Starwood Hotels & Resorts Worldwide, Inc. (ö)	61,500	3,664
Target Corp.	330,730	16,239
TE Connectivity, Ltd.	115,246	4,132
Tesla Motors, Inc. (Æ)(Ñ)	40,800	1,126
Tiffany & Co. (Ñ)	96,400	6,694
Time Warner, Inc.	674,350	25,531
TJX Cos., Inc.	291,200	15,614
Viacom, Inc. Class A	686,201	35,106
Wal-Mart Stores, Inc.	355,204	19,529
Walt Disney Co. (The)	1,039,114	44,786
Whirlpool Corp.	77,600	6,688

		666,978

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 7.5%
Archer-Daniels-Midland Co.	265,050	9,812
Coca-Cola Co. (The)	1,064,811	71,832
Colgate-Palmolive Co.	61,500	5,188
Diageo PLC - ADR	71,850	5,847
Energizer Holdings, Inc. (Æ)	59,700	4,509
General Mills, Inc.	376,860	14,539
Hershey Co. (The)	46,094	2,660
HJ Heinz Co. (Ñ)	177,300	9,083
Kraft Foods, Inc. Class A	439,100	14,745
Molson Coors Brewing Co. Class B	226,231	11,029
Nestle SA - ADR (Æ)	91,930	5,718
PepsiCo, Inc.	853,262	58,781
Philip Morris International, Inc.	283,300	19,672
Procter & Gamble Co. (The)	709,500	46,047
Reynolds American, Inc.	66,220	2,457
Safeway, Inc. (Ñ)	408,377	9,928
Sysco Corp.	186,900	5,403
Walgreen Co.	460,928	19,691
Whole Foods Market, Inc.	211,570	13,278

		330,219

Energy - 11.5%
Anadarko Petroleum Corp.	107,000	8,447
Apache Corp.	341,289	45,518
Arch Coal, Inc.	418,375	14,350
BP PLC - ADR	112,790	5,204
Cameron International Corp. (Æ)	193,300	10,191
Chevron Corp.	525,052	57,462
ConocoPhillips	1,050,226	82,894
Consol Energy, Inc.	455,208	24,622
Devon Energy Corp.	228,279	20,773
Dresser-Rand Group, Inc. (Æ)	98,200	5,159
Ensco PLC - ADR	83,900	5,002
EOG Resources, Inc.	78,824	8,900
EQT Corp.	341,887	17,987
Exxon Mobil Corp.	135,530	11,927
Halliburton Co.	608,818	30,733
Hess Corp.	65,150	5,600
Marathon Oil Corp.	439,617	23,757
Massey Energy Co. (Ñ)	122,800	8,380
Murphy Oil Corp.	45,400	3,518
National Oilwell Varco, Inc.	106,100	8,137
Noble Corp.	116,500	5,011
Occidental Petroleum Corp.	354,285	40,491
Patterson-UTI Energy, Inc. (Ñ)	129,000	4,013
Peabody Energy Corp.	75,090	5,017
Pioneer Natural Resources Co. (Ñ)	68,668	7,020
Schlumberger, Ltd.	331,300	29,734
Suncor Energy, Inc.	160,500	7,389
SunPower Corp. Class B (Æ)(Ñ)	249,067	5,323
Valero Energy Corp.	121,895	3,450
Walter Energy, Inc. Class A	17,215	2,379

		508,388

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 15.1%
ACE, Ltd.	141,560	9,520
Aflac, Inc.	227,615	12,790
Allstate Corp. (The) (Ñ)	488,726	16,539
American Express Co.	410,121	20,129
Ameriprise Financial, Inc.	129,734	8,051
AON Corp.	101,900	5,316
Assured Guaranty, Ltd. (Ñ)	349,284	5,938
Bank of America Corp.	3,669,029	45,056
Bank of New York Mellon Corp. (The)	982,435	28,451
BB&T Corp.	573,750	15,445
BlackRock, Inc. Class A	53,150	10,414
Charles Schwab Corp. (The)	375,800	6,881
Citigroup, Inc. (Æ)	1,738,305	7,979
Discover Financial Services	140,700	3,495
Fifth Third Bancorp	515,704	6,843
Genworth Financial, Inc. Class A (Æ)	602,000	7,338
Goldman Sachs Group, Inc. (The)	254,310	38,403
Hartford Financial Services Group, Inc. (Ñ)	548,200	15,881
Huntington Bancshares, Inc.	1,318,900	8,955
iShares Russell 1000 Value Index Fund	25,123	1,770
Jefferies Group, Inc.	209,100	5,054
JPMorgan Chase & Co.	2,415,133	110,203
Lender Processing Services, Inc.	157,000	4,621
Lincoln National Corp.	402,250	12,562
Mastercard, Inc. Class A	50,857	14,031
MetLife, Inc.	1,538,298	71,977
MFA Financial, Inc. (ö)	50,410	402
Morgan Stanley	475,400	12,432
Netspend Holdings, Inc. (Æ)(Ñ)	15,246	177
NYSE Euronext	24,977	1,000
PNC Financial Services Group, Inc.	311,515	19,420
Prudential Financial, Inc.	219,930	13,948
RenaissanceRe Holdings, Ltd.	67,850	4,769
State Street Corp.	323,600	15,064
Sunstone Hotel Investors, Inc. (Æ)(Ñ)(ö)	19,470	204
Travelers Cos., Inc. (The)	288,578	18,261
US Bancorp	228,012	5,887
Visa, Inc. Class A	117,612	9,188
Wells Fargo & Co.	2,170,568	63,185
Weyerhaeuser Co. (ö)	181,105	4,167
Willis Group Holdings PLC	74,895	3,095
XL Group PLC Class A	229,000	5,592

		670,433

Health Care - 11.9%
Abbott Laboratories	747,439	38,897
Alexion Pharmaceuticals, Inc. (Æ)	34,500	3,343
Allergan, Inc.	596,383	47,448
AmerisourceBergen Corp. Class A	72,000	2,926
Amgen, Inc. (Æ)	442,285	25,144
Baxter International, Inc.	99,900	5,684
Becton Dickinson and Co.	72,200	6,205
Brookdale Senior Living, Inc. Class A (Æ)(Ñ)	208,105	5,669
Cerner Corp. (Æ)(Ñ)	50,000	6,009
Community Health Systems, Inc. (Æ)	116,750	3,588
Covance, Inc. (Æ)(Ñ)	100,600	6,297

	Principal Amount ($) or Shares	Market Value $
Covidien PLC	316,700	17,637
Dendreon Corp. (Æ)(Ñ)	148,400	6,445
Express Scripts, Inc. Class A (Æ)	123,300	6,996
Gilead Sciences, Inc. (Æ)	254,839	9,898
HCA Holdings, Inc. (Æ)(Ñ)	220,050	7,218
Illumina, Inc. (Æ)(Ñ)	85,793	6,090
Johnson & Johnson	273,758	17,991
Life Technologies Corp. (Æ)	171,500	9,467
Lincare Holdings, Inc. (Ñ)	152,900	4,804
Medtronic, Inc.	676,689	28,252
Merck & Co., Inc.	768,906	27,642
Pfizer, Inc.	5,325,343	111,619
Quest Diagnostics, Inc.	220,650	12,440
Sanofi-Aventis SA - ADR	726,350	28,705
St. Jude Medical, Inc.	255,770	13,668
Stryker Corp. (Ñ)	413,894	24,420
Teva Pharmaceutical Industries, Ltd. - ADR	50,500	2,309
Thermo Fisher Scientific, Inc. (Æ)	142,144	8,527
UnitedHealth Group, Inc.	110,750	5,452
Vertex Pharmaceuticals, Inc. (Æ)	60,700	3,340
Warner Chilcott PLC Class A	424,500	9,785
Watson Pharmaceuticals, Inc. Class B (Æ)	144,900	8,987
WellPoint, Inc.	46,050	3,536

		526,438

Materials and Processing - 3.5%
Air Products & Chemicals, Inc.	181,311	17,319
Alcoa, Inc. (Ñ)	374,000	6,358
Ball Corp.	366,048	13,657
Celanese Corp. Class A	120,300	6,005
Cliffs Natural Resources, Inc.	13,494	1,265
Dow Chemical Co. (The)	371,147	15,213
Eastman Chemical Co.	68,082	7,302
EI du Pont de Nemours & Co.	241,600	13,721
Freeport-McMoRan Copper & Gold, Inc. Class B	160,700	8,843
Monsanto Co.	312,629	21,271
Newmont Mining Corp.	108,700	6,371
Nucor Corp.	179,500	8,429
Owens-Illinois, Inc. (Æ)	180,950	5,369
Potash Corp. of Saskatchewan, Inc.	262,300	14,789
PPG Industries, Inc.	101,840	9,641
Silgan Holdings, Inc. (Ñ)	6,439	295

		155,848

Producer Durables - 11.2%
3M Co.	239,398	23,272
Accenture PLC Class A	1,147,889	65,579
Agilent Technologies, Inc. (Æ)	175,700	8,769
Avery Dennison Corp.	77,000	3,214
Boeing Co. (The)	311,439	24,847
Caterpillar, Inc.	135,700	15,661
Corrections Corp. of America (Æ)	279,548	6,958
Cummins, Inc.	17,900	2,151
Danaher Corp.	304,247	16,807
Deere & Co.	127,145	12,397
Delta Air Lines, Inc. (Æ)	543,500	5,641
Dover Corp.	78,330	5,330

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Emerson Electric Co.	237,387	14,424
FedEx Corp.	171,400	16,398
Fluor Corp. (Ñ)	320,656	22,427
General Dynamics Corp.	84,700	6,168
General Electric Co.	1,299,900	26,583
Honeywell International, Inc.	804,692	49,271
Illinois Tool Works, Inc.	123,000	7,184
Ingersoll-Rand PLC (Ñ)	24,000	1,212
Joy Global, Inc.	27,100	2,736
Lockheed Martin Corp. (Ñ)	198,250	15,711
Magna International, Inc. Class A	92,940	4,763
Manpower, Inc.	81,100	5,373
Monster Worldwide, Inc. (Æ)(Ñ)	178,940	2,936
Moody’s Corp. (Ñ)	235,000	9,198
Navistar International Corp. (Æ)(Ñ)	94,398	6,563
Norfolk Southern Corp.	94,200	7,035
Northrop Grumman Corp.	131,730	8,379
Pentair, Inc.	136,500	5,482
Raytheon Co.	277,606	13,478
Rockwell Automation, Inc. (Ñ)	114,400	9,968
Terex Corp. (Æ)(Ñ)	92,100	3,203
United Continental Holdings, Inc. (Æ)(Ñ)	119,500	2,727
United Parcel Service, Inc. Class B	626,960	47,003
United Technologies Corp.	198,800	17,808
Verisk Analytics, Inc. Class A (Æ)	2,535	83

		496,739

Technology - 16.7%
Acme Packet, Inc.(Æ)	41,600	3,437
Alcatel-Lucent - ADR (Æ)(Ñ)	756,800	4,949
Altera Corp.	53,300	2,596
Amphenol Corp. Class A	278,455	15,568
AOL, Inc. (Æ)(Ñ)	125,400	2,556
Apple, Inc. (Æ)	245,992	85,662
Applied Materials, Inc.	1,606,309	25,203
Avnet, Inc. (Æ)	130,540	4,741
Baidu, Inc. - ADR (Æ)	35,500	5,272
BCE, Inc. (Ñ)	400,500	14,991
Broadcom Corp. Class A	372,149	13,092
Check Point Software Technologies, Ltd. (Æ)	142,100	7,805
Cisco Systems, Inc.	502,404	8,822
Citrix Systems, Inc. (Æ)	131,700	11,108
Cognizant Technology Solutions Corp. Class A (Æ)	222,428	18,439
Computer Sciences Corp.	50,000	2,549
Ctrip.com International, Ltd. - ADR (Æ)	51,100	2,490
Dell, Inc. (Æ)	848,974	13,168
EMC Corp. (Æ)	175,600	4,976
Google, Inc. Class A (Æ)	96,302	52,398
Intel Corp.	861,462	19,977
International Business Machines Corp.	321,936	54,916
JDS Uniphase Corp. (Æ)	207,187	4,318
Juniper Networks, Inc. (Æ)	226,300	8,674
Maxim Integrated Products, Inc.	324,400	8,869
MEMC Electronic Materials, Inc. (Æ)(Ñ)	464,225	5,492
Micron Technology, Inc. (Æ)	670,200	7,567
Microsoft Corp.	1,601,188	41,663
NetApp, Inc. (Æ)(Ñ)	285,765	14,854
Nokia OYJ - ADR (Ñ)	384,000	3,544

	Principal Amount ($) or Shares		Market Value $
Oracle Corp.	2,623,960		94,594
QUALCOMM, Inc.	1,151,626		65,458
Red Hat, Inc. (Æ)	130,800		6,209
Riverbed Technology, Inc. (Æ)(Ñ)	61,400		2,158
Salesforce.com, Inc. (Æ)	102,200		14,165
SanDisk Corp. (Æ)	107,378		5,277
Symantec Corp. (Æ)	251,932		4,950
Texas Instruments, Inc.	1,145,604		40,703
VeriFone Systems, Inc. (Æ)(Ñ)	60,400		3,311
VMware, Inc. Class A (Æ)	51,600		4,924
Vodafone Group PLC - ADR	948,140		27,610

			739,055

Utilities - 1.5%
AT&T, Inc.	328,200		10,214
Calpine Corp. (Æ)	432,502		7,244
Chesapeake Energy Corp.	315,075		10,609
FirstEnergy Corp.	241,609		9,655
GenOn Energy, Inc. (Æ)	1,561,955		6,138
Kinder Morgan, Inc.	407,194		11,638
NII Holdings, Inc. (Æ)	71,500		2,973
PG&E Corp.	84,440		3,891
Sprint Nextel Corp. (Æ)	200,690		1,039
Verizon Communications, Inc.	140,700		5,316

			68,717

Total Common Stocks (cost $3,305,448)			4,162,815

Long-Term Investments - 0.0%
Corporate Bonds and Notes - 0.0%
United Continental Holdings, Inc. 6.000% due 10/15/29	275		768

Total Long-Term Investments (cost $621)			768

Short-Term Investments - 5.5%
Russell U.S. Cash Management Fund	242,882,752	(¥)	242,883

Total Short-Term Investments (cost $242,883)			242,883

Other Securities - 4.2%
Russell Investment Company Liquidating Trust (×)	4,194,186	(¥)	4,199
Russell U.S. Cash Collateral Fund (×)	180,652,647	(¥)	180,653

Total Other Securities (cost $184,847)			184,852

Total Investments - 103.6% (identified cost $3,733,799)			4,591,318

Other Assets and Liabilities, Net - (3.6%)			(159,136)

Net Assets - 100.0%			4,432,182

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	306	USD	23,146	06/11	1,125
S&P 500 E-Mini Index (CME)	2,822	USD	191,854	06/11	8,034
S&P 500 Index (CME)	85	USD	28,894	06/11	954
S&P Midcap 400 E-Mini Index (CME)	217	USD	21,993	06/11	1,302

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					11,415

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$666,978	$—	$—	$666,978	15.0
Consumer Staples	330,219	—	—	330,219	7.5
Energy	508,388	—	—	508,388	11.5
Financial Services	670,433	—	—	670,433	15.1
Health Care	526,438	—	—	526,438	11.9
Materials and Processing	155,848	—	—	155,848	3.5
Producer Durables	496,739	—	—	496,739	11.2
Technology	739,055	—	—	739,055	16.7
Utilities	68,717	—	—	68,717	1.5
Long-Term Investments	—	768	—	768	—	*
Short-Term Investments	—	242,883	—	242,883	5.5
Other Securities	—	184,852	—	184,852	4.2

Total Investments	4,162,815	428,503	—	4,591,318	103.6

Other Assets and Liabilities, Net					(3.6)

					100.0

Other Financial Instruments
Futures Contracts	11,415	—	—	11,415	0.3

Total Other Financial Instruments**	$11,415	$—	$—	$11,415

*	Less than .05% of net assets.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$11,414

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$21,506

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$9,059

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,188.80	$1,018.79
Expenses Paid During Period*	$6.57	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,184.60	$1,015.08
Expenses Paid During Period*	$10.62	$9.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.96% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,189.30	$1,019.24
Expenses Paid During Period*	$6.08	$5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,191.00	$1,020.43
Expenses Paid During Period*	$4.78	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,190.40	$1,019.98
Expenses Paid During Period*	$5.27	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,191.50	$1,020.88
Expenses Paid During Period*	$4.29	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 105.4%
Consumer Discretionary - 16.0%
Abercrombie & Fitch Co. Class A	54,300	3,844
Advance Auto Parts, Inc.	76,700	5,021
Aeropostale, Inc. (Æ)	6,900	176
Amazon.com, Inc. (Æ)	90,850	17,852
Apollo Group, Inc. Class A (Æ)	27,700	1,109
Autoliv, Inc.	31,800	2,548
AutoZone, Inc. (Æ)(Û)	37,120	10,482
Avon Products, Inc.	22,200	652
Bed Bath & Beyond, Inc. (Æ)	35,900	2,015
BJ’s Wholesale Club, Inc. (Æ)	58,100	2,982
BorgWarner, Inc. (Æ)	46,000	3,553
Brinker International, Inc.	6,900	166
Cablevision Systems Corp. Class A	506,187	17,833
CarMax, Inc. (Æ)	22,700	788
CBS Corp. Class B	124,900	3,150
Chipotle Mexican Grill, Inc. Class A (Æ)	7,400	1,974
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	6,340	87
Coach, Inc. (Û)	318,274	19,036
Comcast Corp. Class A (Û)	583,500	15,311
Costco Wholesale Corp. (Û)	112,134	9,074
Darden Restaurants, Inc.	19,100	897
DIRECTV, Inc. Class A (Æ)(Û)	539,222	26,201
Discovery Communications, Inc. Class A(Æ)	1,300	58
DISH Network Corp. Class A (Æ)	312,100	7,815
Dollar General Corp. (Æ)	15,400	502
Dollar Tree, Inc. (Æ)	136,600	7,854
eBay, Inc. (Æ)	344,991	11,868
Estee Lauder Cos., Inc. (The) Class A (Û)	256,071	24,839
Expedia, Inc.	38,000	951
Family Dollar Stores, Inc.	44,000	2,385
Flextronics International, Ltd. (Æ)	429,300	2,992
Foot Locker, Inc.	571,496	12,299
Ford Motor Co. (Æ)	200,800	3,106
Fortune Brands, Inc.	10,700	696
Fossil, Inc. (Æ)	15,500	1,485
Gap, Inc. (The) (Û)	152,100	3,535
General Motors Co. (Æ)	615,461	19,750
Genuine Parts Co.	2,100	113
Goodyear Tire & Rubber Co. (The) (Æ)	335,300	6,086
Harley-Davidson, Inc.	70,800	2,638
Harman International Industries, Inc.	132,900	6,450
Hasbro, Inc.	46,300	2,169
Hertz Global Holdings, Inc. (Æ)	66,800	1,150
Home Depot, Inc.	57,900	2,150
Hyatt Hotels Corp. Class A(Æ)	1,300	58
Interpublic Group of Cos., Inc. (The)	109,400	1,285
JC Penney Co., Inc.	19,400	746
Johnson Controls, Inc.	18,400	754
Lamar Advertising Co. Class A(Æ)	4,100	133
Las Vegas Sands Corp. (Æ)	32,800	1,542
Lear Corp.	65,444	3,347
Liberty Global, Inc. Class A (Æ)	46,700	2,172
Liberty Media Corp. - Capital (Æ)	26,900	2,213

	Principal Amount ($) or Shares	Market Value $
Liberty Media Corp. - Interactive (Æ)	90,300	1,578
Liberty Media Corp. - Starz (Æ)	19,370	1,489
Limited Brands, Inc.	307,400	12,653
LKQ Corp. (Æ)	16,000	403
Macy’s, Inc.	136,200	3,257
Madison Square Garden, Inc. Class A (Æ)	10,700	293
Marriott International, Inc. Class A	37,600	1,327
Mattel, Inc.	11,800	315
McDonald’s Corp.	56,600	4,432
McGraw-Hill Cos., Inc. (The) (Û)	139,900	5,662
Netflix, Inc. (Æ)(Û)	29,660	6,901
Newell Rubbermaid, Inc.	53,700	1,024
News Corp. Class A	14,100	251
Nike, Inc. Class B	174,384	14,355
NVR, Inc. (Æ)	500	370
Office Depot, Inc. (Æ)	35,300	152
Omnicom Group, Inc.	16,300	802
O’Reilly Automotive, Inc. (Æ)	42,200	2,492
Panera Bread Co. Class A (Æ)	58,410	7,074
Penn National Gaming, Inc. (Æ)	12,800	512
PetSmart, Inc.	70,600	2,977
Phillips-Van Heusen Corp.	2,400	169
Polaris Industries, Inc.	14,356	1,514
Polo Ralph Lauren Corp. Class A	33,500	4,381
priceline.com, Inc. (Æ)	3,900	2,133
Ross Stores, Inc.	31,300	2,306
Scripps Networks Interactive, Inc. Class A	12,800	658
Signet Jewelers, Ltd. (Æ)	143,608	6,283
Snap-On, Inc.	12,500	772
Stanley Black & Decker, Inc.	1,187	86
Starbucks Corp. (Û)	575,058	20,811
Starwood Hotels & Resorts Worldwide, Inc. (ö)	31,000	1,847
Target Corp.	13,700	673
TE Connectivity, Ltd.	291,600	10,454
Thomson Reuters Corp.	28,200	1,141
Tiffany & Co.	4,600	319
Time Warner Cable, Inc. (Û)	338,560	26,452
Time Warner, Inc. (Û)	133,466	5,053
TJX Cos., Inc. (Û)	233,400	12,515
Tractor Supply Co.	68,678	4,249
TRW Automotive Holdings Corp. (Æ)	164,600	9,392
Tupperware Brands Corp.	42,405	2,700
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	76,700	4,080
Viacom, Inc. Class A (Û)	197,943	10,127
Virgin Media, Inc.	82,700	2,502
WABCO Holdings, Inc. (Æ)	20,300	1,499
Wal-Mart Stores, Inc.	280,300	15,411
Walt Disney Co. (The)	50,710	2,186
Wendy’s/Arby’s Group, Inc. Class A	498,835	2,404
Williams-Sonoma, Inc.	25,100	1,090
Wynn Resorts, Ltd.	29,300	4,311
Yum! Brands, Inc.	109,400	5,868

		509,597

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 8.2%
Alberto-Culver Co. Class B	16,900	631
Altria Group, Inc.	141,100	3,787
Archer-Daniels-Midland Co.	4,500	167
Bunge, Ltd.	7,700	581
Campbell Soup Co.	1,400	47
Church & Dwight Co., Inc.	62,601	5,163
Coca-Cola Co. (The) (Û)	139,600	9,417
Coca-Cola Enterprises, Inc.	622,200	17,677
Colgate-Palmolive Co. (Û)	273,398	23,061
ConAgra Foods, Inc.	193,400	4,729
Constellation Brands, Inc. Class A (Æ)	5,500	123
Corn Products International, Inc.	105,000	5,786
CVS Caremark Corp. (Û)	100,100	3,628
Dr Pepper Snapple Group, Inc.	854,214	33,485
Energizer Holdings, Inc. (Æ)	20,700	1,563
Flowers Foods, Inc.	6,900	211
General Mills, Inc.	9,200	355
Hansen Natural Corp. (Æ)	2,500	165
Herbalife, Ltd.	123,100	11,052
Hershey Co. (The)	114,900	6,631
HJ Heinz Co.	23,800	1,219
Hormel Foods Corp.	45,100	1,326
JM Smucker Co. (The)	200	15
Kellogg Co.	1,900	109
Kimberly-Clark Corp.	2,000	132
Kraft Foods, Inc. Class A	39,000	1,310
Kroger Co. (The) (Û)	500,800	12,174
McCormick & Co., Inc.	22,700	1,115
Mead Johnson Nutrition Co. Class A	47,000	3,143
Molson Coors Brewing Co. Class B	13,100	639
PepsiCo, Inc. (Û)	101,871	7,018
Philip Morris International, Inc. (Û)	475,092	32,990
Procter & Gamble Co. (The) (Û)	302,200	19,613
Reynolds American, Inc.	299,796	11,125
Safeway, Inc. (Û)	167,400	4,070
Sara Lee Corp. (Û)	576,900	11,076
Smithfield Foods, Inc. (Æ)	6,700	158
Sysco Corp. (Û)	244,900	7,080
Tyson Foods, Inc. Class A	449,330	8,942
Walgreen Co. (Û)	153,900	6,575
Whole Foods Market, Inc. (Û)	62,800	3,941

		262,029

Energy - 12.5%
Alpha Natural Resources, Inc. (Æ)	2,700	157
Anadarko Petroleum Corp.	4,800	379
Apache Corp.	863	115
Arch Coal, Inc.	8,600	295
Atwood Oceanics, Inc. (Æ)	17,100	768
Baker Hughes, Inc.	11,019	853
Cameron International Corp. (Æ)	5,700	300
Chevron Corp. (Û)	688,823	75,385
Cimarex Energy Co.	93,146	10,301
Concho Resources, Inc. (Æ)	3,300	353
ConocoPhillips (Û)	468,900	37,010
Consol Energy, Inc.	4,400	238

	Principal Amount ($) or Shares	Market Value $
Core Laboratories NV	10,200	979
Covanta Holding Corp.	18,700	321
Denbury Resources, Inc. (Æ)	14,700	332
Devon Energy Corp.	249,700	22,723
Diamond Offshore Drilling, Inc.	1,800	137
Dresser-Rand Group, Inc. (Æ)	18,900	993
El Paso Corp.	73,200	1,421
Exxon Mobil Corp. (Û)	642,425	56,533
First Solar, Inc. (Æ)	7,200	1,005
FMC Technologies, Inc. (Æ)	32,800	1,525
Forest Oil Corp. (Æ)	7,200	259
Halliburton Co.	185,115	9,345
Helmerich & Payne, Inc.	76,200	5,055
Hess Corp. (Û)	84,000	7,221
Holly Corp.	7,600	440
Hubbell, Inc. Class B	2,900	203
Marathon Oil Corp. (Û)	617,471	33,368
Massey Energy Co.	7,800	532
Murphy Oil Corp. (Û)	188,088	14,573
Nabors Industries, Ltd. (Æ)	142,700	4,372
National Oilwell Varco, Inc. (Û)	113,600	8,712
Newfield Exploration Co. (Æ)	7,500	531
Noble Energy, Inc.	1,900	183
Occidental Petroleum Corp.	4,100	469
Oceaneering International, Inc.	20,300	1,775
Oil States International, Inc. (Æ)	10,400	863
Patterson-UTI Energy, Inc.	180,800	5,625
Peabody Energy Corp.	102,742	6,865
Pioneer Natural Resources Co.	38,000	3,885
Pride International, Inc. (Æ)	20,300	891
QEP Resources, Inc.	241,392	10,315
Rosetta Resources, Inc. (Æ)	12,900	592
Rowan Cos., Inc. (Æ)	189,680	7,910
SandRidge Energy, Inc. (Æ)	30,600	378
Schlumberger, Ltd.	56,339	5,056
SEACOR Holdings, Inc.	5,800	573
SM Energy Co.	73,611	5,584
Spectra Energy Corp.	26,100	758
Sunoco, Inc.	102,800	4,385
Superior Energy Services, Inc. (Æ)	26,000	999
Tesoro Corp. (Æ)	138,400	3,753
Transocean, Ltd. (Æ)	102,700	7,471
Valero Energy Corp. (Û)	954,400	27,010
Walter Energy, Inc. Class A	4,700	650
Weatherford International, Ltd. (Æ)	40,300	870
Whiting Petroleum Corp. (Æ)	84,176	5,850

		399,444

Financial Services - 15.0%
ACE, Ltd. (Û)	76,500	5,145
Affiliated Managers Group, Inc. (Æ)	34,400	3,752
Aflac, Inc.	11,400	641
Alleghany Corp. (Æ)	316	104
Alliance Data Systems Corp. (Æ)	29,400	2,793
Allied World Assurance Co. Holdings, Ltd.	10,900	708
Allstate Corp. (The) (Û)	151,300	5,120
AMB Property Corp. (ö)	4,800	175

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Co.	346,254	16,994
American Financial Group, Inc.	79,401	2,840
American International Group, Inc. (Æ)	2,900	90
Ameriprise Financial, Inc. (Û)	106,100	6,585
Annaly Capital Management, Inc. (ö)	7,600	136
AON Corp.	3,900	203
Apartment Investment & Management Co. Class A (ö)	95,000	2,561
Arch Capital Group, Ltd. (Æ)	6,004	624
Ares Capital Corp.	36,300	643
Arthur J Gallagher & Co.	20,400	608
Assurant, Inc.	212,068	8,419
AvalonBay Communities, Inc. (ö)	4,666	591
Axis Capital Holdings, Ltd.	201,943	7,141
Bank of America Corp.	31,929	392
Bank of New York Mellon Corp. (The) (Û)	230,600	6,678
Berkshire Hathaway, Inc. Class B (Æ)	89,200	7,430
Boston Properties, Inc. (ö)	3,500	366
BRE Properties, Inc. Class A (ö)	4,300	218
Broadridge Financial Solutions, Inc.	6,100	142
Brown & Brown, Inc.	13,900	359
Camden Property Trust (ö)	6,000	376
Capital One Financial Corp. (Û)	106,600	5,834
CapitalSource, Inc.	117,000	782
Capitol Federal Financial, Inc.	505,288	5,720
CB Richard Ellis Group, Inc. Class A (Æ)	14,400	385
Charles Schwab Corp. (The) (Û)	129,000	2,362
Chimera Investment Corp. (ö)	151,000	612
Chubb Corp. (Û)	79,900	5,209
Cincinnati Financial Corp.	17,200	545
CIT Group, Inc. (Æ)	305,483	12,971
Citigroup, Inc. (Æ)	403,300	1,851
CNA Financial Corp.	23,400	726
Comerica, Inc.	27,300	1,035
Cullen/Frost Bankers, Inc.	2,700	160
DiamondRock Hospitality Co. (ö)	16,500	199
Digital Realty Trust, Inc. (ö)	1,500	91
Discover Financial Services	279,200	6,935
Douglas Emmett, Inc. (ö)	6,500	135
E*Trade Financial Corp. (Æ)	172,257	2,797
Endurance Specialty Holdings, Ltd.	117,397	5,205
Equifax, Inc.	87,895	3,299
Equity Residential (ö)	28,000	1,672
Erie Indemnity Co. Class A	10,100	732
Essex Property Trust, Inc. (ö)	2,100	285
Everest Re Group, Ltd.	11,936	1,088
Factset Research Systems, Inc.	42,005	4,596
Federated Investors, Inc. Class B	17,900	461
Fidelity National Financial, Inc. Class A	5,000	77
Fidelity National Information Services, Inc.	18,000	596
Fifth Third Bancorp (Û)	905,818	12,020
Fiserv, Inc. (Æ)(Û)	68,400	4,194
Forest City Enterprises, Inc. Class A(Æ)	15,700	302
Franklin Resources, Inc. (Û)	113,790	14,693
Fulton Financial Corp.	113,800	1,329
General Growth Properties, Inc. (ö)	620,757	10,367
Genworth Financial, Inc. Class A (Æ)	8,500	104

	Principal Amount ($) or Shares	Market Value $
Global Payments, Inc.	55,000	2,928
Goldman Sachs Group, Inc. (The) (Û)	171,100	25,838
Hanover Insurance Group, Inc. (The)	3,700	156
HCC Insurance Holdings, Inc.	4,500	146
Hersha Hospitality Trust Class A (ö)	2,600	15
Hospitality Properties Trust (ö)	20,000	483
Host Hotels & Resorts, Inc. (ö)	42,124	749
Howard Hughes Corp. (The) (Æ)	95,230	6,168
Hudson City Bancorp, Inc.	507,131	4,833
Huntington Bancshares, Inc.	851,558	5,782
Interactive Brokers Group, Inc. Class A	44,200	775
Invesco, Ltd.	5,700	142
Jones Lang LaSalle, Inc.	87,700	8,979
JPMorgan Chase & Co. (Û)	1,066,960	48,685
KeyCorp	812,388	7,043
Kimco Realty Corp. (ö)	1,900	37
Lazard, Ltd. Class A	13,400	549
Leucadia National Corp.	40,000	1,546
Loews Corp.	35,300	1,562
M&T Bank Corp.	7,900	698
Mack-Cali Realty Corp. (ö)	43,900	1,551
Marsh & McLennan Cos., Inc.	26,100	790
Mastercard, Inc. Class A	300	83
MBIA, Inc. (Æ)	28,300	292
MetLife, Inc.	1,600	75
Morgan Stanley	479,976	12,551
MSCI, Inc. Class A (Æ)	15,300	543
Nationwide Health Properties, Inc. (ö)	800	35
New York Community Bancorp, Inc.	154,600	2,566
Northern Trust Corp.	2,900	145
NYSE Euronext	25,500	1,021
Old Republic International Corp.	41,500	526
PartnerRe, Ltd. - ADR	204,381	16,424
Plum Creek Timber Co., Inc. (ö)	2,600	112
PNC Financial Services Group, Inc. (Û)	200,801	12,518
Principal Financial Group, Inc.	20,100	678
Progressive Corp. (The) (Û)	307,500	6,747
Protective Life Corp.	10,600	285
Prudential Financial, Inc. (Û)	311,000	19,724
Public Storage (ö)	4,000	469
Quanta Services, Inc. (Æ)	6,400	139
Raymond James Financial, Inc.	47,300	1,774
Rayonier, Inc. (ö)	146,700	9,735
Realty Income Corp. (ö)	23,900	850
Regency Centers Corp. (ö)	3,000	141
Regions Financial Corp.	74,100	544
SEI Investments Co.	60,900	1,360
Simon Property Group, Inc. (ö)	78,065	8,942
SL Green Realty Corp. (ö)	2,700	223
State Street Corp.	21,000	978
SunTrust Banks, Inc.	5,300	149
Symetra Financial Corp.	31,600	439
T Rowe Price Group, Inc. (Û)	80,500	5,172
Taubman Centers, Inc. (ö)	5,900	343
Torchmark Corp.	19,500	1,305
Transatlantic Holdings, Inc.	74,200	3,657
Travelers Cos., Inc. (The) (Û)	409,900	25,938

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UDR, Inc. (ö)	50,500	1,307
US Bancorp	187,800	4,849
Validus Holdings, Ltd.	5,500	179
Ventas, Inc. (ö)	1,500	84
Visa, Inc. Class A (Û)	141,200	11,031
Vornado Realty Trust (ö)	900	87
Waddell & Reed Financial, Inc. Class A	23,600	968
Webster Financial Corp.	73,800	1,588
Weight Watchers International, Inc.	7,000	544
Wells Fargo & Co. (Û)	407,211	11,854
Weyerhaeuser Co. (ö)	7,600	175
XL Group PLC Class A	12,100	295
Zions Bancorporation	11,400	279

		480,381

Health Care - 11.3%
Abbott Laboratories (Û)	199,800	10,398
Aetna, Inc. (Û)	136,200	5,636
Alexion Pharmaceuticals, Inc. (Æ)	26,200	2,539
Allergan, Inc.	188,273	14,979
Allscripts Healthcare Solutions, Inc. (Æ)	9,100	196
AmerisourceBergen Corp. Class A (Û)	167,700	6,815
Amgen, Inc. (Æ)(Û)	198,400	11,279
Baxter International, Inc.	2,800	159
Becton Dickinson and Co.	2,900	249
Biogen Idec, Inc. (Æ)(Û)	209,538	20,399
Boston Scientific Corp. (Æ)(Û)	942,600	7,060
Bristol-Myers Squibb Co.	170,800	4,800
Cardinal Health, Inc. (Û)	647,886	28,306
CareFusion Corp. (Æ)	134,283	3,944
Cephalon, Inc. (Æ)	28,300	2,173
Charles River Laboratories International, Inc. (Æ)	3,500	148
Cigna Corp.	397,887	18,633
Cooper Cos., Inc. (The)	15,600	1,168
Covance, Inc. (Æ)	3,400	213
Coventry Health Care, Inc. (Æ)	210,605	6,796
Covidien PLC	138,549	7,716
DaVita, Inc. (Æ)	2,000	176
Edwards Lifesciences Corp. (Æ)	30,300	2,616
Eli Lilly & Co. (Û)	481,179	17,808
Emergency Medical Services Corp. Class A (Æ)	2,700	172
Endo Pharmaceuticals Holdings, Inc. (Æ)	38,000	1,488
Express Scripts, Inc. Class A (Æ)	2,800	159
Forest Laboratories, Inc. (Æ)(Û)	185,412	6,148
Gen-Probe, Inc. (Æ)	3,600	299
Gilead Sciences, Inc. (Æ)(Û)	135,000	5,243
Health Management Associates, Inc. Class A (Æ)	13,200	149
Health Net, Inc. (Æ)	5,800	193
Hill-Rom Holdings, Inc.	21,566	971
Hospira, Inc. (Æ)	10,400	590
Humana, Inc. (Û)	377,806	28,759
Illumina, Inc. (Æ)	66,700	4,734
Johnson & Johnson (Û)	397,800	26,143
Laboratory Corp. of America Holdings (Æ)	7,400	714

	Principal Amount ($) or Shares	Market Value $
McKesson Corp.	69,100	5,736
Medco Health Solutions, Inc. (Æ)	42,600	2,528
Medicis Pharmaceutical Corp. Class A	27,000	957
Mednax, Inc. (Æ)	9,400	667
Merck & Co., Inc.	551,031	19,810
Molina Healthcare, Inc. (Æ)	11,583	498
Mylan, Inc. (Æ)	3,800	95
Myriad Genetics, Inc. (Æ)	9,100	195
Patterson Cos., Inc.	200,914	6,974
Perrigo Co.	7,400	669
Pfizer, Inc. (Û)	480,220	10,065
Pharmaceutical Product Development, Inc.	16,800	518
Quest Diagnostics, Inc.	273,100	15,397
St. Jude Medical, Inc.	1,100	59
Techne Corp.	2,300	179
Thermo Fisher Scientific, Inc. (Æ)	2,500	150
United Therapeutics Corp. (Æ)	5,400	362
UnitedHealth Group, Inc. (Û)	439,400	21,632
Universal Health Services, Inc. Class B	19,100	1,046
Varian Medical Systems, Inc. (Æ)	32,200	2,260
Warner Chilcott PLC Class A	181,600	4,186
Watson Pharmaceuticals, Inc. Class B (Æ)	11,900	738
WebMD Health Corp. Class A (Æ)	4,443	257
WellPoint, Inc. (Û)	196,200	15,066

		360,012

Materials and Processing - 5.2%
AbitibiBowater, Inc. (Æ)	89,113	2,381
Air Products & Chemicals, Inc.	29,400	2,808
Airgas, Inc.	9,200	639
Albemarle Corp.	18,200	1,284
Alcoa, Inc.	39,000	663
Aptargroup, Inc.	16,900	886
Ashland, Inc.	2,700	168
Ball Corp.	110,433	4,120
BASF SE Class B - ADR	23,100	1,660
Cabot Corp.	10,600	475
Celanese Corp. Class A	15,900	794
CF Industries Holdings, Inc.	81,600	11,551
Cliffs Natural Resources, Inc.	67,700	6,345
Crown Holdings, Inc. (Æ)	54,800	2,050
Cytec Industries, Inc.	2,300	135
Domtar Corp.	22,100	2,056
Dow Chemical Co. (The)	45,600	1,869
Eastman Chemical Co.	26,600	2,853
Ecolab, Inc.	6,300	332
EI du Pont de Nemours & Co.	121,500	6,900
Fastenal Co.	17,000	1,141
FMC Corp.	11,500	1,015
Freeport-McMoRan Copper & Gold, Inc.	255,130	14,040
Greif, Inc. Class A	10,800	671
Huntsman Corp.	120,500	2,512
International Flavors & Fragrances, Inc.	115,713	7,350
International Paper Co.	232,004	7,164
Intrepid Potash, Inc. (Æ)	4,400	151
Lubrizol Corp. (Û)	41,100	5,529
MeadWestvaco Corp.	176,455	5,945

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Monsanto Co. (Û)	95,800	6,518
Mosaic Co. (The)	14,900	1,115
Newmont Mining Corp.	106,463	6,240
Nucor Corp.	4,200	197
PPG Industries, Inc. (Û)	237,898	22,522
Praxair, Inc.	21,100	2,245
Precision Castparts Corp.	1,900	294
Scotts Miracle-Gro Co. (The) Class A	1,400	79
Sealed Air Corp.	29,300	755
Sherwin-Williams Co. (The)	1,000	82
Sigma-Aldrich Corp.	43,500	3,070
Sonoco Products Co.	3,800	131
Southern Copper Corp. (Û)	220,751	8,269
SPX Corp.	29,500	2,550
Teck Resources, Ltd. Class B	27,300	1,481
Textron, Inc.	202,100	5,275
Timken Co.	158,800	8,955
Valmont Industries, Inc.	1,300	137
Valspar Corp.	3,500	138

		165,540

Producer Durables - 12.6%
3M Co.	159,909	15,545
Accenture PLC Class A (Û)	73,900	4,222
AGCO Corp. (Æ)	161,500	9,299
Agilent Technologies, Inc. (Æ)	21,800	1,088
Alexander & Baldwin, Inc.	11,600	611
Alliant Techsystems, Inc.	32,200	2,275
Ametek, Inc.	154,000	7,090
AO Smith Corp.	59,587	2,620
Atlas Air Worldwide Holdings, Inc. (Æ)	12,700	875
Automatic Data Processing, Inc.	2,500	136
AutoNation, Inc. (Æ)	12,400	421
Avery Dennison Corp.	111,700	4,662
Babcock & Wilcox Co. (The) (Æ)	364,290	11,442
BE Aerospace, Inc. (Æ)	9,300	359
Boeing Co. (The) (Û)	148,100	11,815
Bucyrus International, Inc. Class A	9,100	832
Caterpillar, Inc.	32,800	3,785
CH Robinson Worldwide, Inc.	22,400	1,796
Chicago Bridge & Iron Co. NV	89,643	3,634
CNH Global NV (Æ) (Û)	19,200	927
Convergys Corp. (Æ)	82,200	1,192
Cooper Industries PLC	3,700	244
Copart, Inc. (Æ)	3,600	163
Corrections Corp. of America (Æ)	44,700	1,113
Crane Co.	10,400	519
CSX Corp. (Û)	162,000	12,748
Cummins, Inc.	24,500	2,944
Danaher Corp.	1,100	61
Deere & Co.	103,335	10,075
Delta Air Lines, Inc. (Æ)	328,200	3,407
Donaldson Co., Inc.	3,400	208
Dover Corp. (Û)	71,200	4,844
DST Systems, Inc.	13,400	661
Eaton Corp. (Û)	229,094	12,263
Emerson Electric Co.	25,200	1,531

	Principal Amount ($) or Shares	Market Value $
Expeditors International of Washington, Inc.	37,300	2,024
FedEx Corp. (Û)	65,500	6,266
Flowserve Corp.	1,900	241
Fluor Corp.	14,100	986
Gardner Denver, Inc.	60,400	5,219
GATX Corp.	13,100	554
General Dynamics Corp.	39,100	2,847
General Electric Co. (Û)	1,867,500	38,190
Goodrich Corp.	32,000	2,828
Graco, Inc.	15,300	765
Honeywell International, Inc.	50,400	3,086
HUB Group, Inc. Class A (Æ)	6,400	258
Huntington Ingalls Industries, Inc. (Æ)	19,970	799
IHS, Inc. Class A (Æ)	18,100	1,597
Ingersoll-Rand PLC	11,200	566
JB Hunt Transport Services, Inc.	4,000	191
Joy Global, Inc.	17,500	1,767
Kansas City Southern (Æ)	14,900	866
KBR, Inc. (Û)	290,821	11,159
Kennametal, Inc.	14,600	616
Kirby Corp. (Æ)	11,400	647
Landstar System, Inc.	19,900	943
Lexmark International, Inc. Class A (Æ)	153,700	4,957
Lockheed Martin Corp. (Û)	66,700	5,286
Manpower, Inc.	103,800	6,877
McDermott International, Inc. (Æ)	505,694	11,677
Mettler-Toledo International, Inc. (Æ)	8,200	1,537
Moody’s Corp.	7,600	297
Nalco Holding Co.	15,900	464
Navistar International Corp. (Æ)	128,100	8,906
Norfolk Southern Corp.	12,400	926
Northrop Grumman Corp.	116,461	7,408
Oshkosh Corp. (Æ)	44,100	1,396
PACCAR, Inc.	28,700	1,524
Pall Corp.	6,300	368
Parker Hannifin Corp.	144,619	13,640
Paychex, Inc. (Û)	56,071	1,834
Raytheon Co. (Û)	489,300	23,756
Rockwell Automation, Inc.	29,455	2,566
Roper Industries, Inc.	12,200	1,055
RR Donnelley & Sons Co.	8,100	153
RSC Holdings, Inc. (Æ)	56,300	742
Ryder System, Inc.	70,200	3,756
Southwest Airlines Co.	8,700	102
Stericycle, Inc. (Æ)	14,000	1,278
TAL International Group, Inc.	29,200	1,053
TeleTech Holdings, Inc. (Æ)	24,411	485
Tidewater, Inc.	11,000	655
Towers Watson & Co. Class A	12,900	740
TransDigm Group, Inc. (Æ)	6,800	566
Trimble Navigation, Ltd. (Æ)	20,500	960
Trinity Industries, Inc.	11,600	420
Tyco International, Ltd.	288,896	14,081
Union Pacific Corp. (Û)	115,400	11,940
Unisys Corp. (Æ)	7,400	220
United Continental Holdings, Inc. (Æ)	3,935	90

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Parcel Service, Inc. Class B	10,700	802
United Technologies Corp. (Û)	234,180	20,978
URS Corp. (Æ)	100,283	4,488
UTi Worldwide, Inc.	25,100	563
Verisk Analytics, Inc. Class A (Æ)	83,700	2,754
VistaPrint NV (Æ)	47,300	2,573
Visteon Corp./New (Æ)	45,612	3,076
Wabtec Corp.	6,800	485
Waste Connections, Inc.	12,550	386
Waste Management, Inc.	11,300	446
Waters Corp. (Æ)	4,500	441
Werner Enterprises, Inc.	160,904	4,211
WESCO International, Inc. (Æ)	14,800	917
Western Union Co. (The)	83,100	1,766
WW Grainger, Inc. (Û)	24,900	3,775
Xerox Corp. (Û)	385,100	3,886
Zebra Technologies Corp. Class A (Æ)	24,300	955

		402,039

Technology - 17.2%
ACI Worldwide, Inc. (Æ)	8,700	287
Activision Blizzard, Inc. (Û)	335,700	3,824
Akamai Technologies, Inc. (Æ)	27,200	937
Altera Corp.	11,700	570
Amdocs, Ltd. (Æ)	90,300	2,777
Amphenol Corp. Class A	10,000	559
Analog Devices, Inc.	10,600	427
AOL, Inc. (Æ)	84,500	1,722
Apple, Inc. (Æ)(Û)	168,276	58,599
Applied Materials, Inc. (Û)	331,000	5,193
Arrow Electronics, Inc. (Æ)	74,000	3,374
Aruba Networks, Inc. (Æ)	104,400	3,751
Atheros Communications, Inc. (Æ)	5,500	247
Atmel Corp. (Æ)	160,600	2,457
Autodesk, Inc. (Æ)(Û)	189,100	8,506
Avago Technologies, Ltd.	16,600	555
AVX Corp.	156,532	2,553
BMC Software, Inc. (Æ)	2,900	146
Broadcom Corp. Class A	14,500	510
Brocade Communications Systems, Inc. (Æ)	609,600	3,810
CA, Inc. (Û)	355,900	8,752
Cadence Design Systems, Inc. (Æ)	555,044	5,761
Check Point Software Technologies, Ltd. (Æ)	37,600	2,065
Ciena Corp. (Æ)	5,800	164
Cisco Systems, Inc.	358,100	6,288
Citrix Systems, Inc. (Æ)	16,400	1,383
Cognizant Technology Solutions Corp. Class A (Æ)(Û)	118,816	9,850
Coherent, Inc. (Æ)	6,545	409
Computer Sciences Corp.	97,245	4,958
Compuware Corp. (Æ)	84,200	954
Corning, Inc.	14,400	302
Crown Castle International Corp. (Æ)	3,700	159
Cypress Semiconductor Corp.	120,400	2,620
Dell, Inc. (Æ)(Û)	461,600	7,159
Dun & Bradstreet Corp.	24,600	2,022

	Principal Amount ($) or Shares	Market Value $
Electronic Arts, Inc. (Æ)	390,188	7,874
EMC Corp. (Æ)	115,100	3,262
Emulex Corp. (Æ)	36,400	353
F5 Networks, Inc. (Æ)	33,900	3,436
Fairchild Semiconductor International, Inc. Class A (Æ)	20,700	434
FEI Co. (Æ)	13,100	425
Fortinet, Inc. (Æ)	119,100	5,800
Gartner, Inc. (Æ)	93,700	4,021
Google, Inc. Class A (Æ)	7,500	4,081
Hewlett-Packard Co. (Û)	463,800	18,724
IAC/InterActiveCorp (Æ)	1,300	47
Informatica Corp. (Æ)	16,600	930
Ingram Micro, Inc. Class A (Æ)	122,906	2,302
Integrated Device Technology, Inc. (Æ)	76,400	621
Intel Corp. (Û)	2,075,000	48,119
InterDigital, Inc.	23,841	1,104
International Business Machines Corp. (Û)	138,700	23,659
International Rectifier Corp. (Æ)	8,200	283
Intuit, Inc. (Æ)	222,807	12,379
Jabil Circuit, Inc.	83,100	1,649
JDS Uniphase Corp. (Æ)	13,600	283
KLA-Tencor Corp.	85,000	3,731
Linear Technology Corp.	12,400	431
LSI Corp. (Æ)(Û)	1,383,312	10,140
Maxim Integrated Products, Inc.	80,200	2,193
MEMC Electronic Materials, Inc. (Æ)	4,300	51
Mentor Graphics Corp. (Æ)	151,389	2,233
Microchip Technology, Inc.	50,800	2,085
MICROS Systems, Inc. (Æ)	27,800	1,446
Microsoft Corp. (Û)	2,557,144	66,537
MKS Instruments, Inc.	44,635	1,267
Molex, Inc.	244,567	6,603
Motorola Mobility Holdings, Inc. (Æ)	291,738	7,603
Motorola Solutions, Inc. (Æ)	458,779	21,049
NCR Corp. (Æ)	156,412	3,099
NetApp, Inc. (Æ)	62,400	3,244
Netlogic Microsystems, Inc. (Æ)	46,400	2,001
NeuStar, Inc. Class A (Æ)	11,100	298
Novellus Systems, Inc. (Æ)	45,300	1,454
NVIDIA Corp. (Æ)	59,400	1,188
ON Semiconductor Corp. (Æ)	80,000	841
Oracle Corp. (Û)	759,541	27,381
Progress Software Corp. (Æ)	68,350	2,027
QUALCOMM, Inc.	101,400	5,764
Rackspace Hosting, Inc. (Æ)	29,100	1,344
Red Hat, Inc. (Æ)	99,163	4,707
Research In Motion, Ltd. (Æ)	68,900	3,352
Riverbed Technology, Inc. (Æ)	121,000	4,252
Rovi Corp. (Æ)	32,200	1,564
SAIC, Inc. (Æ)	202,600	3,525
Salesforce.com, Inc. (Æ)	12,300	1,705
SanDisk Corp. (Æ)	800	39
SBA Communications Corp. Class A (Æ)	4,900	189
Seagate Technology PLC	254,940	4,492
Skyworks Solutions, Inc. (Æ)	44,000	1,384
Solera Holdings, Inc.	11,200	616

Russell U.S. Quantitative Equity Fund	17

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Symantec Corp. (Æ)(Û)	315,700	6,203
Synopsys, Inc. (Æ)	267,133	7,317
Tech Data Corp. (Æ)	37,255	1,979
Tellabs, Inc.	560,839	2,759
Teradata Corp. (Æ)	19,800	1,107
Teradyne, Inc. (Æ)	190,400	3,065
Texas Instruments, Inc. (Û)	240,600	8,548
Universal Display Corp. (Æ)	83,602	4,593
VeriSign, Inc.	56,300	2,081
Vishay Intertechnology, Inc. (Æ)	298,932	5,704
VMware, Inc. Class A (Æ)(Û)	36,600	3,493
Western Digital Corp. (Æ)	201,200	8,008
Xilinx, Inc.	3,000	105
Yahoo!, Inc. (Æ)	7,400	131

		548,854

Utilities - 7.4%
AES Corp. (The) (Æ)	1,074,300	14,224
Alliant Energy Corp.	103,500	4,092
Ameren Corp.	23,200	680
American Electric Power Co., Inc. (Û)	190,300	6,942
American Water Works Co., Inc.	206,912	6,079
Aqua America, Inc.	22,500	507
AT&T, Inc. (Û)	1,141,100	35,511
Calpine Corp. (Æ)	63,400	1,062
CenterPoint Energy, Inc.	47,800	889
CenturyLink, Inc.	181,570	7,404
Chesapeake Energy Corp.	184,440	6,210
CMS Energy Corp.	77,100	1,527
Consolidated Edison, Inc.	15,200	792
Constellation Energy Group, Inc.	233,089	8,489
Dominion Resources, Inc.	57,900	2,688
DTE Energy Co.	53,000	2,678
Duke Energy Corp.	5,800	108
Edison International (Û)	188,700	7,410
Energen Corp.	24,042	1,563
Entergy Corp. (Û)	254,080	17,714
Exelon Corp. (Û)	317,632	13,388
FirstEnergy Corp.	29,947	1,197
Frontier Communications Corp.	124,000	1,025
Hawaiian Electric Industries, Inc.	5,800	148
Integrys Energy Group, Inc.	6,700	351
ITC Holdings Corp.	19,000	1,348
MDU Resources Group, Inc.	13,400	320
MetroPCS Communications, Inc. (Æ)	334,300	5,626
National Fuel Gas Co.	2,300	169
NextEra Energy, Inc. (Û)	191,900	10,856
NII Holdings, Inc. (Æ)	105,600	4,391
NiSource, Inc.	246,100	4,787
Northeast Utilities	54,600	1,944
NSTAR	27,000	1,250
NV Energy, Inc.	499,657	7,590
OGE Energy Corp.	26,200	1,393
Oneok, Inc.	19,600	1,371
Pepco Holdings, Inc.	69,300	1,335
PG&E Corp. (Û)	157,200	7,244
Pinnacle West Capital Corp.	72,955	3,165

	Principal Amount ($) or Shares	Market Value $
Plains Exploration & Production Co. (Æ)	7,800	297
PNM Resources, Inc.	87,976	1,349
Progress Energy, Inc. Class D	6,800	323
Public Service Enterprise Group, Inc. (Û)	168,500	5,421
Questar Corp.	171,269	3,009
SCANA Corp.	14,600	606
Southern Co.	27,700	1,081
Southern Union Co.	3,200	96
TECO Energy, Inc.	13,300	256
UGI Corp.	43,200	1,439
Vectren Corp.	22,000	629
Verizon Communications, Inc. (Û)	514,800	19,449
Westar Energy, Inc.	43,800	1,192
Windstream Corp.	90,800	1,163
Wisconsin Energy Corp.	60,800	1,898
Xcel Energy, Inc.	49,900	1,214

		234,889

Total Common Stocks (cost $2,804,095)		3,362,785

Short-Term Investments - 2.7%
Russell U.S. Cash Management Fund	85,032,743 (¥)	85,033

Total Short-Term Investments (cost $85,033)		85,033

Total Investments - 108.1% (identified cost $2,889,128)		3,447,818

Securities Sold Short - (8.4)%
Consumer Discretionary - (1.2)%
Amazon.com, Inc. (Æ)	(10,200)	(2,004)
American Greetings Corp. Class A	(69,100)	(1,700)
Bally Technologies, Inc. (Æ)	(40,000)	(1,560)
CarMax, Inc. (Æ)	(67,400)	(2,339)
Carter’s, Inc. (Æ)	(28,700)	(888)
Cooper Tire & Rubber Co.	(70,100)	(1,891)
Dillard’s, Inc. Class A	(44,800)	(2,151)
DR Horton, Inc.	(134,800)	(1,677)
DreamWorks Animation SKG, Inc. Class A (Æ)	(123,000)	(3,258)
Hillenbrand, Inc.	(36,400)	(834)
JOS A Bank Clothiers, Inc. (Æ)	(17,700)	(928)
KB Home	(286,400)	(3,382)
Lamar Advertising Co. Class A (Æ)	(59,900)	(1,948)
Live Nation Entertainment, Inc. (Æ)	(8,400)	(93)
Meritor, Inc. (Æ)	(74,400)	(1,281)
Pricesmart, Inc.	(14,000)	(583)
Steven Madden, Ltd. (Æ)	(13,700)	(728)
Thomson Reuters Corp.	(97,600)	(3,950)
Thor Industries, Inc.	(70,227)	(2,178)
TiVo, Inc. (Æ)	(162,000)	(1,550)
Toll Brothers, Inc. (Æ)	(116,100)	(2,439)
Urban Outfitters, Inc. (Æ)	(53,800)	(1,693)

		(39,055)

18	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - (0.1)%
Diamond Foods, Inc.	(4,900)	(321)
Universal Corp.	(80,500)	(3,492)

		(3,813)

Energy - (1.0)%
Cimarex Energy Co.	(33,700)	(3,727)
Cobalt International Energy, Inc. (Æ)	(428,427)	(5,998)
Continental Resources, Inc. (Æ)	(32,400)	(2,225)
El Paso Corp.	(157,700)	(3,061)
EQT Corp.	(78,500)	(4,130)
Forest Oil Corp. (Æ)	(88,900)	(3,192)
Patriot Coal Corp. (Æ)	(69,200)	(1,743)
Range Resources Corp.	(75,100)	(4,239)
Spectra Energy Corp.	(72,700)	(2,111)

		(30,426)

Financial Services - (0.9)%
Cullen/Frost Bankers, Inc.	(58,400)	(3,460)
Digital Realty Trust, Inc. (ö)	(60,400)	(3,645)
DuPont Fabros Technology, Inc. (ö)	(37,100)	(907)
Hudson City Bancorp, Inc.	(375,700)	(3,580)
Iberiabank Corp.	(4,400)	(264)
Knight Capital Group, Inc. Class A (Æ)	(159,600)	(2,190)
MF Global Holdings, Ltd. (Æ)	(158,021)	(1,329)
MGIC Investment Corp. (Æ)	(159,998)	(1,386)
Ocwen Financial Corp. (Æ)	(186,400)	(2,231)
PHH Corp. (Æ)	(131,400)	(2,820)
Radian Group, Inc.	(64,500)	(383)
Redwood Trust, Inc. (ö)	(207,460)	(3,284)
RenaissanceRe Holdings, Ltd.	(51,500)	(3,619)
Wintrust Financial Corp.	(28,800)	(970)

		(30,068)

Health Care - (1.5)%
Acorda Therapeutics, Inc. (Æ)	(34,100)	(956)
Auxilium Pharmaceuticals, Inc. (Æ)	(85,200)	(2,075)
Cerner Corp. (Æ)	(37,300)	(4,483)
Covance, Inc. (Æ)	(60,600)	(3,794)
Dendreon Corp. (Æ)	(16,200)	(704)
DexCom, Inc. (Æ)	(62,590)	(1,042)
Emeritus Corp. (Æ)	(44,160)	(1,082)
Healthsouth Corp. (Æ)	(68,300)	(1,751)
Hospira, Inc. (Æ)	(46,900)	(2,661)
Human Genome Sciences, Inc. (Æ)	(111,400)	(3,283)
Meridian Bioscience, Inc.	(28,950)	(715)
MWI Veterinary Supply, Inc. (Æ)	(5,052)	(420)
Omnicare, Inc.	(92,600)	(2,909)
Parexel International Corp. (Æ)	(160,901)	(4,467)
Pharmasset, Inc. (Æ)	(32,205)	(3,268)
ResMed, Inc. (Æ)	(98,900)	(3,154)
Seattle Genetics, Inc. (Æ)	(191,662)	(3,183)
Stryker Corp.	(29,400)	(1,735)
Theravance, Inc. (Æ)	(97,362)	(2,702)
Vertex Pharmaceuticals, Inc. (Æ)	(42,900)	(2,360)

		(46,744)

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - (0.7)%
AMCOL International Corp.	(30,500)	(1,135)
Cabot Microelectronics Corp. (Æ)	(37,177)	(1,816)
Century Aluminum Co. (Æ)	(74,800)	(1,495)
International Flavors & Fragrances, Inc.	(51,700)	(3,284)
Masco Corp.	(127,500)	(1,711)
RTI International Metals, Inc. (Æ)	(37,200)	(1,188)
Sigma-Aldrich Corp.	(31,000)	(2,188)
Texas Industries, Inc.	(67,400)	(2,842)
USG Corp. (Æ)	(158,500)	(2,444)
Vulcan Materials Co.	(122,100)	(5,519)

		(23,622)

Producer Durables - (0.6)%
Aaron’s, Inc. Class A	(126,927)	(3,654)
AMR Corp. (Æ)	(257,800)	(1,513)
Briggs & Stratton Corp.	(80,687)	(1,903)
Granite Construction, Inc.	(103,200)	(2,805)
JetBlue Airways Corp. (Æ)	(375,191)	(2,124)
Robbins & Myers, Inc.	(12,000)	(522)
Terex Corp. (Æ)	(56,500)	(1,965)
Triumph Group, Inc.	(32,166)	(2,770)
United Rentals, Inc. (Æ)	(44,000)	(1,295)

		(18,551)

Technology - (2.0)%
Amkor Technology, Inc. (Æ)	(142,492)	(955)
Brooks Automation, Inc. (Æ)	(76,900)	(940)
Cirrus Logic, Inc. (Æ)	(128,218)	(2,123)
Citrix Systems, Inc. (Æ)	(27,400)	(2,311)
Cree, Inc. (Æ)	(156,800)	(6,388)
Cymer, Inc. (Æ)	(26,400)	(1,270)
Electronic Arts, Inc. (Æ)	(186,500)	(3,764)
Equinix, Inc. (Æ)	(38,700)	(3,896)
iGate Corp.	(66,600)	(1,130)
II-VI, Inc. (Æ)	(26,871)	(1,555)
Informatica Corp. (Æ)	(36,100)	(2,022)
Microchip Technology, Inc.	(84,400)	(3,464)
Micron Technology, Inc. (Æ)	(152,600)	(1,723)
Netgear, Inc. (Æ)	(6,100)	(255)
Pegasystems, Inc.	(84,795)	(3,148)
Plexus Corp. (Æ)	(32,100)	(1,171)
Power Integrations, Inc.	(67,200)	(2,711)
Rackspace Hosting, Inc. (Æ)	(79,700)	(3,681)
Red Hat, Inc. (Æ)	(45,000)	(2,136)
RightNow Technologies, Inc. (Æ)	(26,720)	(967)
Rovi Corp. (Æ)	(31,000)	(1,505)
Salesforce.com, Inc. (Æ)	(28,100)	(3,895)
Sanmina-SCI Corp. (Æ)	(39,100)	(458)
Scansource, Inc. (Æ)	(12,310)	(440)
Stratasys, Inc. (Æ)	(12,300)	(662)
TriQuint Semiconductor, Inc. (Æ)	(89,300)	(1,230)
Viasat, Inc. (Æ)	(56,766)	(2,266)
Vishay Intertechnology, Inc. (Æ)	(133,200)	(2,541)
VMware, Inc. Class A (Æ)	(41,100)	(3,922)

		(62,529)

Russell U.S. Quantitative Equity Fund	19

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - (0.4)%
Calpine Corp. (Æ)	(209,947)	(3,516)
Carrizo Oil & Gas, Inc. (Æ)	(14,800)	(590)
Clearwire Corp. Class A (Æ)	(504,700)	(2,453)
Leap Wireless International, Inc. (Æ)	(80,780)	(1,199)
National Fuel Gas Co.	(48,200)	(3,533)
Northern Oil and Gas, Inc. (Æ)	(25,700)	(611)

		(11,902)

Total Securities Sold Short (proceeds $238,662)		(266,710)

Other Assets and Liabilities, Net - 0.3%		9,759

Net Assets - 100.0%		3,190,867

See accompanying notes which are an integral part of the financial statements.

20	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index (CME)	131	USD	9,909	06/11	496
S&P 500 E-Mini Index (CME)	881	USD	59,895	06/11	2,067
S&P 500 Index (CME)	48	USD	16,316	06/11	597
S&P Midcap 400 E-Mini Index (CME)	79	USD	8,007	06/11	330

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3,490

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$509,597	$—	$—	$509,597	16.0
Consumer Staples	262,029	—	—	262,029	8.2
Energy	399,444	—	—	399,444	12.5
Financial Services	480,381	—	—	480,381	15.0
Health Care	360,012	—	—	360,012	11.3
Materials and Processing	165,540	—	—	165,540	5.2
Producer Durables	402,039	—	—	402,039	12.6
Technology	548,854	—	—	548,854	17.2
Utilities	234,889	—	—	234,889	7.4
Short-Term Investments	—	85,033	—	85,033	2.7

Total Investments	3,362,785	85,033	—	3,447,818	108.1

Securities Sold Short*	(266,710)	—	—	(266,710)	(8.4)
Other Assets and Liabilities, Net					0.3

					100.0

Other Financial Instruments
Futures Contracts	3,490	—	—	3,490	0.1

Total Other Financial Instruments**	$3,490	$—	$—	$3,490

*	Refer to Schedule of Investments for detailed sector breakout.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Quantitative Equity Fund	21

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$3,490

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$6,663

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$3,340

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

22	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,162.10	$1,014.63
Expenses Paid During Period*	$10.99	$10.24

*	Expenses are equal to the Fund’s annualized expense ratio of 2.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,166.20	$1,018.35
Expenses Paid During Period*	$6.98	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,168.60	$1,020.23
Expenses Paid During Period*	$4.95	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,167.50	$1,019.59
Expenses Paid During Period*	$5.64	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Growth Fund	23

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.3%
Consumer Discretionary - 16.5%
Abercrombie & Fitch Co. Class A (Ñ)	7,700	545
Amazon.com, Inc. (Æ)	10,148	1,994
Apollo Group, Inc. Class A (Æ)	10,391	416
Bed Bath & Beyond, Inc. (Æ)	7,800	438
Coach, Inc.	9,600	574
Costco Wholesale Corp.	5,648	457
Dick’s Sporting Goods, Inc. (Æ)	7,492	307
DIRECTV, Inc. Class A (Æ)	3,000	146
Discovery Communications, Inc. Class A (Æ)	1,802	80
eBay, Inc. (Æ)	34,890	1,200
Estee Lauder Cos., Inc. (The) Class A	4,200	407
Ford Motor Co. (Æ)(Ñ)	41,900	648
Hanesbrands, Inc. (Æ)(Ñ)	11,200	364
Home Depot, Inc.	10,500	390
Johnson Controls, Inc.	3,293	135
Las Vegas Sands Corp. (Æ)	11,800	555
Limited Brands, Inc.	3,900	161
Lowe’s Cos., Inc.	36,010	945
priceline.com, Inc. (Æ)	1,100	602
Royal Caribbean Cruises, Ltd. (Æ)	13,900	554
Staples, Inc.	39,940	844
Starbucks Corp.	34,490	1,248
Target Corp.	10,600	520
Tiffany & Co. (Ñ)	8,297	576
TJX Cos., Inc.	5,628	302
Urban Outfitters, Inc. (Æ)(Ñ)	6,100	192
Walt Disney Co. (The)	6,846	295
Whirlpool Corp.	4,600	396
Yum! Brands, Inc.	9,390	504

		15,795

Consumer Staples - 5.3%
Coca-Cola Co. (The)	27,450	1,852
Diageo PLC - ADR	4,596	374
General Mills, Inc.	12,897	498
Hershey Co. (The)	2,218	128
HJ Heinz Co.	10,400	533
PepsiCo, Inc.	10,340	712
Procter & Gamble Co. (The)	8,600	558
Whole Foods Market, Inc.	6,200	389

		5,044

Energy - 9.8%
Anadarko Petroleum Corp.	6,671	527
Apache Corp.	3,200	427
Chevron Corp.	4,700	514
Cobalt International Energy, Inc. (Æ)(Ñ)	6,660	93
ConocoPhillips	12,000	947
Devon Energy Corp.	2,600	237
Dresser-Rand Group, Inc. (Æ)	5,600	294
Ensco PLC - ADR	4,100	244
Exxon Mobil Corp.	11,100	977
Halliburton Co.	10,800	545
Murphy Oil Corp.	2,700	209

	Principal Amount ($) or Shares	Market Value $
National Oilwell Varco, Inc.	17,060	1,308
Occidental Petroleum Corp.	3,500	400
Petrohawk Energy Corp. (Æ)(Ñ)	21,799	589
Schlumberger, Ltd.	9,800	880
Suncor Energy, Inc.	5,500	253
SunPower Corp. Class B (Æ)	15,343	328
Weatherford International, Ltd. (Æ)	29,705	641

		9,413

Financial Services - 7.6%
American Express Co.	10,300	506
Bank of America Corp.	37,500	460
Discover Financial Services	6,800	169
Fifth Third Bancorp	25,468	338
Goldman Sachs Group, Inc. (The)	2,015	304
Hartford Financial Services Group, Inc.	16,300	472
Lincoln National Corp.	15,200	475
Mastercard, Inc. Class A	1,700	469
MetLife, Inc.	11,900	557
MGIC Investment Corp. (Æ)(Ñ)	26,886	233
State Street Corp.	20,000	931
Visa, Inc. Class A	29,828	2,330

		7,244

Health Care - 12.2%
Allergan, Inc.	10,600	843
Amgen, Inc. (Æ)	9,700	551
Celgene Corp. (Æ)	10,877	640
Cerner Corp. (Æ)(Ñ)	8,830	1,061
Gilead Sciences, Inc. (Æ)	17,601	684
Illumina, Inc. (Æ)(Ñ)	4,200	298
Intuitive Surgical, Inc. (Æ)	1,740	609
Life Technologies Corp. (Æ)	9,200	508
Mylan, Inc. (Æ)	29,110	725
Myriad Genetics, Inc. (Æ)(Ñ)	14,809	318
Novo Nordisk A/S - ADR	5,760	734
NuVasive, Inc. (Æ)(Ñ)	9,742	301
Pfizer, Inc.	19,500	409
Quest Diagnostics, Inc.	7,600	429
St. Jude Medical, Inc.	3,800	203
Stryker Corp.	19,940	1,176
Thermo Fisher Scientific, Inc. (Æ)	6,900	414
Tornier BV (Æ)	368	8
UnitedHealth Group, Inc.	3,300	162
Volcano Corp. (Æ)(Ñ)	7,099	189
Warner Chilcott PLC Class A	25,100	579
Watson Pharmaceuticals, Inc. Class B (Æ)	7,000	434
WellPoint, Inc.	4,895	376

		11,651

Materials and Processing - 6.7%
Air Products & Chemicals, Inc.	6,000	573
Celanese Corp. Class A	9,200	459
Dow Chemical Co. (The)	8,950	367
Ecolab, Inc.	20,666	1,090
EI du Pont de Nemours & Co.	12,200	693

24	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fastenal Co.	14,320	961
Freeport-McMoRan Copper & Gold, Inc.	5,132	282
Monsanto Co.	12,960	882
Potash Corp. of Saskatchewan, Inc.	14,500	818
Textron, Inc. (Ñ)	9,249	241

		6,366

Producer Durables - 12.8%
3M Co.	5,700	554
Accenture PLC Class A	11,800	674
Agilent Technologies, Inc. (Æ)	8,500	424
Automatic Data Processing, Inc. (Ñ)	19,310	1,050
Burberry Group PLC (Æ)	8,107	359
Caterpillar, Inc.	5,400	623
Cummins, Inc.	900	108
Deere & Co.	6,200	605
FedEx Corp.	17,985	1,721
Fluor Corp.	5,160	361
General Dynamics Corp.	8,348	608
General Electric Co.	26,100	534
Goodrich Corp.	4,870	430
Honeywell International, Inc.	6,000	367
Moody’s Corp.	2,330	91
Peerless Industrial Group Class C (Æ)(Ñ)	4,599	182
Pentair, Inc.	16,121	647
Rockwell Automation, Inc.	9,692	844
United Parcel Service, Inc. Class B	7,000	525
United Technologies Corp.	4,000	358
VistaPrint NV (Æ)(Ñ)	15,111	822
Western Union Co. (The)	16,603	353

		12,240

Technology - 23.4%
Acme Packet, Inc. (Æ)(Ñ)	6,786	561
Advanced Micro Devices, Inc. (Æ)(Ñ)	44,200	402
Apple, Inc. (Æ)	12,843	4,472
Applied Materials, Inc.	33,700	529
Avago Technologies, Ltd.	12,400	415
Baidu, Inc. - ADR (Æ)	4,562	678
Broadcom Corp. Class A	22,199	781
Citrix Systems, Inc. (Æ)	8,100	683
Cognizant Technology Solutions Corp. Class A (Æ)	6,500	539
Electronic Arts, Inc. (Æ)(Ñ)	20,100	406
Google, Inc. Class A (Æ)	3,050	1,659
International Business Machines Corp.	6,100	1,040
JDS Uniphase Corp. (Æ)	10,109	211
Juniper Networks, Inc. (Æ)	24,710	947
Maxim Integrated Products, Inc.	21,600	591
Micron Technology, Inc. (Æ)	8,700	98
Microsoft Corp.	9,510	247
NetApp, Inc. (Æ)(Ñ)	7,500	390
Oracle Corp.	90,279	3,255
Polycom, Inc. (Æ)	7,993	478
QUALCOMM, Inc.	35,643	2,026

	Principal Amount ($) or Shares		Market Value $
Red Hat, Inc. (Æ)	16,120		765
Riverbed Technology, Inc. (Æ)(Ñ)	3,000		105
Salesforce.com, Inc. (Æ)	2,300		319
SanDisk Corp. (Æ)	5,184		255
Texas Instruments, Inc.	15,800		561

			22,413

Total Common Stocks (cost $71,450)			90,166

Short-Term Investments - 4.9%
Russell U.S. Cash Management Fund	4,674,708	(¥)	4,675

Total Short-Term Investments (cost $4,675)			4,675

Other Securities - 8.4%
Russell Investment Company Liquidating Trust (×)	243,751	(¥)	332
Russell U.S. Cash Collateral Fund (×)	7,766,683	(¥)	7,767

Total Other Securities (cost $8,010)			8,099

Total Investments - 107.6% (identified cost $84,135)			102,940

Other Assets and Liabilities, Net - (7.6%)			(7,344)

Net Assets - 100.0%			95,596

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Growth Fund	25

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	58	USD	3,943	06/11	161
S&P 500 Index (CME)	3	USD	1,020	06/11	37

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					198

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$15,795	$—	$—	$15,795	16.5
Consumer Staples	5,044	—	—	5,044	5.3
Energy	9,413	—	—	9,413	9.8
Financial Services	7,244	—	—	7,244	7.6
Health Care	11,651	—	—	11,651	12.2
Materials and Processing	6,366	—	—	6,366	6.7
Producer Durables	12,240	—	—	12,240	12.8
Technology	22,413	—	—	22,413	23.4
Short-Term Investments	—	4,675	—	4,675	4.9
Other Securities	—	8,100	—	8,100	8.4

Total Investments	90,166	12,675	—	102,941	107.6

Other Assets and Liabilities, Net					(7.6)

					100.0

Other Financial Instruments
Futures Contracts	198	—	—	198	0.2

Total Other Financial Instruments*	$198	$—	$—	$198

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$198

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$686

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$58

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Growth Fund	27

Russell Investment Company

Russell U.S. Value Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,185.70	$1,013.88
Expenses Paid During Period*	$11.16	$10.28

*	Expenses are equal to the Fund’s annualized expense ratio of 2.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,190.00	$1,017.60
Expenses Paid During Period*	$7.11	$6.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,192.00	$1,019.24
Expenses Paid During Period*	$5.27	$4.87

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,192.00	$1,018.84
Expenses Paid During Period*	$5.71	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

28	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.0%
Consumer Discretionary - 9.5%
American Eagle Outfitters, Inc.	40,600	632
Avon Products, Inc. (Ñ)	23,700	696
Cablevision Systems Corp. Class A	3,200	113
CBS Corp. Class B	5,000	126
Charter Communications, Inc. Class A (Æ)	2,300	136
Comcast Corp. Class A	16,100	422
DeVry, Inc.	4,400	233
Dillard’s, Inc. Class A (Ñ)	1,200	58
DISH Network Corp. Class A (Æ)	20,700	518
Ford Motor Co. (Æ)	6,400	99
Gap, Inc. (The) (Ñ)	85,850	1,995
General Motors Co. (Æ)	11,300	363
Hertz Global Holdings, Inc. (Æ)	6,200	107
ITT Educational Services, Inc. (Æ)(Ñ)	2,300	165
Kohl’s Corp.	9,700	511
Lear Corp.	7,250	371
Lowe’s Cos., Inc.	17,900	470
Macy’s, Inc.	66,300	1,585
Nu Skin Enterprises, Inc. Class A (Ñ)	1,300	42
Phillips-Van Heusen Corp.	2,000	141
Polaris Industries, Inc. (Ñ)	1,400	148
Signet Jewelers, Ltd. (Æ)	2,300	101
Target Corp.	10,600	520
TE Connectivity, Ltd.	3,200	115
Time Warner Cable, Inc.	10,600	828
TRW Automotive Holdings Corp. (Æ)	10,700	610
Tupperware Brands Corp.	900	57
Viacom, Inc. Class A	7,600	389
Wal-Mart Stores, Inc.	11,500	632
Walt Disney Co. (The)	5,500	237
Wyndham Worldwide Corp.	2,700	93

		12,513

Consumer Staples - 7.1%
Archer-Daniels-Midland Co.	9,100	337
Clorox Co. (Ñ)	6,100	425
Coca-Cola Co. (The)	5,000	337
Coca-Cola Enterprises, Inc.	23,500	668
ConAgra Foods, Inc.	19,400	474
Constellation Brands, Inc. Class A (Æ)	10,600	237
CVS Caremark Corp.	2,800	102
Dr Pepper Snapple Group, Inc.	16,300	639
General Mills, Inc.	19,600	756
Herbalife, Ltd.	3,600	323
Kimberly-Clark Corp.	6,500	429
Kraft Foods, Inc. Class A	11,200	376
Lorillard, Inc.	3,200	341
PepsiCo, Inc.	7,900	544
Procter & Gamble Co. (The)	9,800	636
Safeway, Inc.	65,450	1,591
Tyson Foods, Inc. Class A	33,700	671
Walgreen Co.	11,400	487

		9,373

	Principal Amount ($) or Shares	Market Value $
Energy - 12.2%
Apache Corp.	1,675	223
Chevron Corp.	37,750	4,131
Complete Production Services, Inc. (Æ)(Ñ)	4,500	153
ConocoPhillips	30,100	2,376
CVR Energy, Inc. (Æ)	1,700	38
Denbury Resources, Inc. (Æ)	8,100	183
Devon Energy Corp.	11,800	1,074
EnCana Corp.	10,400	349
Exxon Mobil Corp.	8,200	722
Hess Corp.	6,400	550
Marathon Oil Corp.	29,000	1,567
National Oilwell Varco, Inc.	4,175	320
Occidental Petroleum Corp.	2,900	331
Patterson-UTI Energy, Inc.	18,100	563
Royal Dutch Shell PLC - ADR	6,700	519
Statoil ASA - ADR (Ñ)	20,700	607
Total SA - ADR	6,100	392
Transocean, Ltd. (Æ)	6,300	458
Valero Energy Corp.	31,900	903
Walter Energy, Inc. Class A	1,700	235
Weatherford International, Ltd. (Æ)	3,500	75
Whiting Petroleum Corp. (Æ)	500	35
Williams Cos., Inc. (The)	11,600	385

		16,189

Financial Services - 25.8%
Allied World Assurance Co. Holdings, Ltd.	1,200	78
Allstate Corp. (The)	48,950	1,657
American Capital, Ltd. (Æ)	15,100	155
American Financial Group, Inc.	6,800	243
Assurant, Inc.	8,500	338
Assured Guaranty, Ltd.	5,800	99
Axis Capital Holdings, Ltd.	6,300	223
Bank of America Corp.	142,950	1,755
Bank of New York Mellon Corp. (The)	68,200	1,975
BB&T Corp.	25,800	695
Capital One Financial Corp.	3,100	170
CBL & Associates Properties, Inc. (Ñ)(ö)	4,800	89
Citigroup, Inc. (Æ)	119,800	550
CommonWealth REIT (ö)	3,100	85
Developers Diversified Realty Corp. (ö)	4,700	69
Discover Financial Services	23,400	581
Federated Investors, Inc. Class B (Ñ)	14,100	364
Fifth Third Bancorp	19,675	261
Genworth Financial, Inc. Class A (Æ)	85,100	1,037
Global Payments, Inc.	4,200	224
Goldman Sachs Group, Inc. (The)	12,050	1,820
Hartford Financial Services Group, Inc. (Ñ)	50,300	1,457
Hudson City Bancorp, Inc.	23,200	221
Huntington Bancshares, Inc.	16,100	109
Invesco, Ltd.	5,500	137
JPMorgan Chase & Co.	96,225	4,391
KeyCorp	72,000	624
Marsh & McLennan Cos., Inc.	25,000	757
Mercury General Corp.	8,000	318

Russell U.S. Value Fund	29

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MetLife, Inc.	32,775	1,534
Morgan Stanley	19,300	505
Northern Trust Corp.	12,600	630
People’s United Financial, Inc. (Ñ)	20,400	279
PNC Financial Services Group, Inc.	33,950	2,116
Protective Life Corp.	3,400	92
Prudential Financial, Inc.	19,400	1,230
Public Storage (ö)	2,100	246
Rayonier, Inc. (ö)	5,400	358
Senior Housing Properties Trust (ö)	1,600	38
Simon Property Group, Inc. (ö)	6,650	762
SunTrust Banks, Inc.	19,700	555
Travelers Cos., Inc. (The)	11,500	728
US Bancorp	23,100	596
Valley National Bancorp (Ñ)	22,770	326
Visa, Inc. Class A	1,600	125
Wells Fargo & Co.	86,300	2,512
Willis Group Holdings PLC	4,000	165
XL Group PLC Class A	32,200	786

		34,065

Health Care - 12.9%
Abbott Laboratories	31,600	1,644
Amgen, Inc. (Æ)	23,700	1,347
Baxter International, Inc.	11,300	643
Biogen Idec, Inc. (Æ)	3,250	316
Bristol-Myers Squibb Co.	11,800	332
CareFusion Corp. (Æ)	9,900	291
Community Health Systems, Inc. (Æ)	16,600	510
Eli Lilly & Co.	16,900	625
HCA Holdings, Inc. (Æ)(Ñ)	7,000	230
Humana, Inc.	9,300	708
Johnson & Johnson	9,600	631
McKesson Corp.	2,725	226
Medco Health Solutions, Inc. (Æ)	3,500	208
Medtronic, Inc.	36,600	1,528
Merck & Co., Inc.	24,500	881
Pfizer, Inc.	128,100	2,685
Quest Diagnostics, Inc.	10,200	575
Teleflex, Inc. (Ñ)	4,800	302
Teva Pharmaceutical Industries, Ltd. - ADR	14,900	681
UnitedHealth Group, Inc.	43,300	2,132
Warner Chilcott PLC Class A	13,300	307
Zimmer Holdings, Inc. (Æ)	4,700	307

		17,109

Materials and Processing - 5.0%
Agrium, Inc.	2,000	181
Alcoa, Inc.	70,250	1,194
Bemis Co., Inc.	11,400	357
CF Industries Holdings, Inc.	2,500	354
Cliffs Natural Resources, Inc.	4,500	422
Domtar Corp.	2,450	228
Dow Chemical Co. (The)	4,100	168
EI du Pont de Nemours & Co.	8,300	471
Freeport-McMoRan Copper & Gold, Inc.	6,800	374
Huntsman Corp.	26,600	555

	Principal Amount ($) or Shares	Market Value $
Nucor Corp.	18,150	852
Sealed Air Corp.	21,600	557
Timken Co.	4,700	265
Vulcan Materials Co. (Ñ)	14,700	665
WR Grace & Co. (Æ)(Ñ)	200	9

		6,652

Producer Durables - 8.8%
Accenture PLC Class A	2,900	166
Alaska Air Group, Inc. (Æ)(Ñ)	100	7
Automatic Data Processing, Inc.	10,800	587
Avery Dennison Corp.	10,800	451
Boeing Co. (The)	5,300	423
Caterpillar, Inc.	3,400	392
CSX Corp.	3,200	252
Cummins, Inc.	925	111
Delta Air Lines, Inc. (Æ)	27,100	281
Eaton Corp.	8,150	436
General Dynamics Corp.	5,000	364
General Electric Co.	138,200	2,826
Harsco Corp.	12,700	452
Ingersoll-Rand PLC	3,400	172
KBR, Inc.	3,900	150
Lexmark International, Inc. Class A (Æ)	3,400	110
Lockheed Martin Corp.	6,100	483
McDermott International, Inc. (Æ)	2,400	55
Navistar International Corp. (Æ)	4,600	320
Northrop Grumman Corp.	1,900	121
Oshkosh Corp. (Æ)	2,900	92
Pitney Bowes, Inc. (Ñ)	20,700	508
Raytheon Co.	22,300	1,083
Republic Services, Inc. Class A	17,700	560
RR Donnelley & Sons Co.	18,200	343
Tyco International, Ltd.	9,900	482
Waste Management, Inc.	8,300	327
Xerox Corp.	11,500	116

		11,670

Technology - 7.2%
Activision Blizzard, Inc.	8,300	95
Applied Materials, Inc.	68,100	1,069
Atmel Corp. (Æ)	26,500	406
CA, Inc.	5,300	130
Computer Sciences Corp.	7,000	357
Dell, Inc. (Æ)	9,900	154
Diebold, Inc.	8,000	270
EMC Corp. (Æ)	13,600	385
Harris Corp. (Ñ)	5,200	276
Intel Corp.	26,700	619
International Business Machines Corp.	950	162
Jabil Circuit, Inc.	13,900	276
JDS Uniphase Corp. (Æ)	4,500	94
Linear Technology Corp.	13,600	473
Microsoft Corp.	105,850	2,754
National Semiconductor Corp.	7,600	183
Nokia OYJ - ADR (Ñ)	54,400	502
Symantec Corp. (Æ)	16,900	332

30	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Texas Instruments, Inc.	21,250		755
Vishay Intertechnology, Inc. (Æ)(Ñ)	8,800		168
Western Digital Corp. (Æ)	1,300		52

			9,512

Utilities - 7.5%
AES Corp. (The) (Æ)	49,100		650
American Electric Power Co., Inc.	11,000		401
American Water Works Co., Inc.	30,850		906
AT&T, Inc.	86,700		2,698
CenterPoint Energy, Inc.	20,000		372
DTE Energy Co.	5,500		278
Energen Corp.	4,300		279
Exelon Corp.	6,800		287
Great Plains Energy, Inc. (Ñ)	15,600		321
MDU Resources Group, Inc.	16,100		385
NextEra Energy, Inc.	9,100		515
NiSource, Inc. (Ñ)	5,200		101
NV Energy, Inc.	15,800		240
Pepco Holdings, Inc. (Ñ)	15,100		291
PPL Corp.	7,700		211
TECO Energy, Inc.	8,600		166
UGI Corp.	6,000		200
Veolia Environnement SA - ADR (Ñ)	9,900		332
Verizon Communications, Inc.	32,100		1,213

			9,846

Total Common Stocks (cost $108,053)			126,929

Short-Term Investments - 3.2%
Russell U.S. Cash Management Fund	4,253,177	(¥)	4,253

Total Short-Term Investments (cost $4,253)			4,253

Other Securities - 5.5%
Russell Investment Company Liquidating Trust (×)	312,736	(¥)	381
Russell U.S. Cash Collateral Fund (×)	6,831,297	(¥)	6,831

Total Other Securities (cost $7,144)			7,212

Total Investments - 104.7% (identified cost $119,450)			138,394

Other Assets and Liabilities, Net - (4.7%)			(6,157)

Net Assets - 100.0%			132,237

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Value Fund	31

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	43	USD	2,923	06/11	74
S&P 500 Index (CME)	5	USD	1,700	06/11	62

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					136

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$12,513	$—	$—	$12,513	9.5
Consumer Staples	9,373	—	—	9,373	7.1
Energy	16,189	—	—	16,189	12.2
Financial Services	34,065	—	—	34,065	25.8
Health Care	17,109	—	—	17,109	12.9
Materials and Processing	6,652	—	—	6,652	5.0
Producer Durables	11,670	—	—	11,670	8.8
Technology	9,512	—	—	9,512	7.2
Utilities	9,846	—	—	9,846	7.5
Short-Term Investments	—	4,253	—	4,253	3.2
Other Securities	—	7,212	—	7,212	5.5

Total Investments	126,929	11,465	—	138,394	104.7

Other Assets and Liabilities, Net					(4.7)

					100.0

Other Financial Instruments
Futures Contracts	136	—	—	136	0.1

Total Other Financial Instruments*	$136	$—	$—	$136

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

32	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$136

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$799

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$11

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Value Fund	33

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,236.10	$1,018.65
Expenses Paid During Period*	$6.87	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,232.10	$1,014.93
Expenses Paid During Period*	$11.01	$9.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,236.40	$1,019.14
Expenses Paid During Period*	$6.32	$5.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,238.20	$1,020.33
Expenses Paid During Period*	$4.99	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

34	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,237.80	$1,019.89
Expenses Paid During Period*	$5.49	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,239.10	$1,020.78
Expenses Paid During Period*	$4.50	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Small & Mid Cap Fund	35

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.7%
Consumer Discretionary - 12.4%
Abercrombie & Fitch Co. Class A	16,420	1,163
Acacia Research - Acacia Technologies (Æ)	147,499	6,064
Aeropostale, Inc. (Æ)	63,500	1,621
AFC Enterprises, Inc. (Æ)	3,970	60
Amerco, Inc. (Æ)	23,287	2,369
Arctic Cat, Inc. (Æ)	10,600	178
Asbury Automotive Group, Inc. (Æ)	70,887	1,226
Ascena Retail Group, Inc. (Æ)	76,970	2,408
Bebe Stores, Inc.	417,195	2,804
Big 5 Sporting Goods Corp.	600	7
BJ’s Restaurants, Inc. (Æ)	57,955	2,721
BJ’s Wholesale Club, Inc. (Æ)	47,700	2,448
BorgWarner, Inc. (Æ)	38,123	2,945
Buckle, Inc. (The) (Ñ)	40,000	1,820
Callaway Golf Co.	304,839	2,158
Chico’s FAS, Inc.	13,900	203
Chipotle Mexican Grill, Inc. Class A (Æ)	12,100	3,228
Christopher & Banks Corp.	428,269	2,634
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	25,300	348
CROCS, Inc. (Æ)	233,348	4,693
Daktronics, Inc.	28,636	307
Darden Restaurants, Inc.	34,500	1,620
Dick’s Sporting Goods, Inc. (Æ)	86,397	3,536
Dillard’s, Inc. Class A	17,369	834
Dollar Tree, Inc. (Æ)	74,100	4,261
Elizabeth Arden, Inc. (Æ)	17,334	521
Federal-Mogul Corp. (Æ)	37,818	1,002
Finish Line, Inc. (The) Class A	126,833	2,726
Flextronics International, Ltd. (Æ)	376,285	2,623
Foot Locker, Inc.	185,710	3,996
Fossil, Inc. (Æ)	33,600	3,218
Fred’s, Inc. Class A	207,690	2,899
Gentex Corp.	352,664	11,056
G-III Apparel Group, Ltd. (Æ)	54,090	2,426
Guess?, Inc.	39,500	1,698
Harman International Industries, Inc.	59,200	2,873
Hasbro, Inc.	34,000	1,593
Helen of Troy, Ltd. (Æ)	54,000	1,681
Hillenbrand, Inc.	153,503	3,518
HOT Topic, Inc.	38,752	260
Hyatt Hotels Corp. Class A (Æ)	11,000	487
Interpublic Group of Cos., Inc. (The)	130,400	1,532
John Wiley & Sons, Inc. Class A	30,000	1,528
Jones Group, Inc. (The)	335,700	4,576
JOS A Bank Clothiers, Inc. (Æ)	34,500	1,809
Kenneth Cole Productions, Inc. Class A (Æ)	161,168	2,171
Lear Corp.	8,800	450
Liberty Global, Inc. Class A (Æ)(Ñ)	5,300	246
LKQ Corp. (Æ)	274,226	6,916
Lululemon Athletica, Inc. (Æ)	27,146	2,715
MDC Holdings, Inc.	102,900	3,004
Meredith Corp. (Ñ)	91,100	3,045
Meritor, Inc. (Æ)	122,505	2,108
Multimedia Games, Inc. (Æ)	1,800	11

	Principal Amount ($) or Shares	Market Value $
New York & Co., Inc. (Æ)	15,700	96
NVR, Inc. (Æ)	1,967	1,454
Orient-Express Hotels, Ltd. Class A (Æ)	124,000	1,522
Oxford Industries, Inc. (Ñ)	62,400	2,143
Panera Bread Co. Class A (Æ)	43,875	5,314
Papa John’s International, Inc. (Æ)	43,800	1,317
PC Mall, Inc. (Æ)	1,700	17
PEP Boys-Manny Moe & Jack	15,800	216
Perry Ellis International, Inc. (Æ)	10,800	304
Phillips-Van Heusen Corp.	24,000	1,690
Pool Corp.	43,402	1,313
Quiksilver, Inc. (Æ)	78,900	343
RadioShack Corp.	163,100	2,579
Rent-A-Center, Inc. Class A	48,500	1,477
Rentrak Corp. (Æ)	67,640	1,552
Rick’s Cabaret International, Inc. (Æ)	10,500	110
Ross Stores, Inc.	86,700	6,389
Ruby Tuesday, Inc. (Æ)	130,205	1,368
Rue21, Inc. (Æ)(Ñ)	56,803	1,711
School Specialty, Inc. (Æ)	3,600	53
Shoe Carnival, Inc. (Æ)	7,000	205
Sinclair Broadcast Group, Inc. Class A	50,500	580
Standard Motor Products, Inc.	133,800	1,907
Stanley Black & Decker, Inc.	21,000	1,526
Steven Madden, Ltd. (Æ)	97,581	5,186
Stewart Enterprises, Inc. Class A	174,800	1,418
Superior Industries International, Inc.	124,405	3,144
Tempur-Pedic International, Inc. (Æ)	75,443	4,736
Texas Roadhouse, Inc. Class A	206,600	3,361
Thor Industries, Inc.	48,000	1,489
True Religion Apparel, Inc. (Æ)	63,500	1,919
TRW Automotive Holdings Corp. (Æ)	78,100	4,456
Urban Outfitters, Inc. (Æ)	80,110	2,520
VF Corp.	17,500	1,760
WABCO Holdings, Inc. (Æ)	80,243	5,926
Warnaco Group, Inc. (The) (Æ)	44,724	2,878
Wendy’s/Arby’s Group, Inc. Class A	449,600	2,167
Wet Seal, Inc. (The) Class A (Æ)	94,500	416
Whirlpool Corp.	18,500	1,594
Williams-Sonoma, Inc.	76,300	3,312
WMS Industries, Inc. (Æ)	29,622	972
Wolverine World Wide, Inc.	79,810	3,167
Wyndham Worldwide Corp.	37,100	1,284

		211,235

Consumer Staples - 1.9%
Andersons, Inc. (The)	45,920	2,280
Cal-Maine Foods, Inc. (Ñ)	32,986	953
Constellation Brands, Inc. Class A (Æ)	114,200	2,557
Corn Products International, Inc.	144,800	7,979
Dean Foods Co. (Æ)	42,100	471
Fresh Del Monte Produce, Inc.	24,200	656
Green Mountain Coffee Roasters, Inc. (Æ)	100,454	6,726
Hansen Natural Corp. (Æ)	7,100	470
Nash Finch Co.	7,398	275
Omega Protein Corp. (Æ)	10,200	131
Revlon, Inc. Class A (Æ)	3,700	64

36	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sanderson Farms, Inc. (Ñ)	54,525	2,595
Seneca Foods Corp. Class A (Æ)	5,000	140
Spartan Stores, Inc.	22,500	351
Susser Holdings Corp. (Æ)	1,000	14
TreeHouse Foods, Inc. (Æ)(Ñ)	91,510	5,552

		31,214

Energy - 7.2%
Alon USA Energy, Inc.	5,800	80
Alpha Natural Resources, Inc. (Æ)(Ñ)	118,076	6,868
Arch Coal, Inc.	10,600	364
Bill Barrett Corp. (Æ)	38,500	1,607
Bolt Technology Corp. (Æ)	90,000	1,318
Cloud Peak Energy, Inc. (Æ)	66,000	1,374
Complete Production Services, Inc. (Æ)	212,930	7,227
Comstock Resources, Inc. (Æ)	147,206	4,719
Core Laboratories NV	50,003	4,799
CVR Energy, Inc. (Æ)	131,300	2,919
Dresser-Rand Group, Inc. (Æ)	34,600	1,818
Exterran Holdings, Inc. (Æ)	84,411	1,833
Forest Oil Corp. (Æ)	89,379	3,210
Frontier Oil Corp.	21,800	609
Global Industries, Ltd. (Æ)	346,034	3,412
Gulf Island Fabrication, Inc.	9,100	322
Headwaters, Inc. (Æ)	7,800	43
Helmerich & Payne, Inc.	151,372	10,042
International Coal Group, Inc. (Æ)	89,500	987
Lufkin Industries, Inc.	18,433	1,702
Newfield Exploration Co. (Æ)	60,500	4,283
Newpark Resources, Inc. (Æ)	116,252	1,050
Oceaneering International, Inc.	7,000	612
Oil States International, Inc. (Æ)	16,900	1,403
Parker Drilling Co. (Æ)	69,200	493
Patterson-UTI Energy, Inc.	204,275	6,355
Penn Virginia Corp.	280,000	4,329
Petroleum Development Corp. (Æ)	34,000	1,354
Precision Drilling Corp. (Æ)	174,835	2,647
Rosetta Resources, Inc. (Æ)	99,480	4,569
Rowan Cos., Inc. (Æ)	145,455	6,065
SEACOR Holdings, Inc.	23,800	2,352
SM Energy Co.	17,300	1,312
Solar Capital, Ltd.	24,800	629
Sunoco, Inc.	147,827	6,306
Superior Energy Services, Inc. (Æ)	49,500	1,902
Tesoro Corp. (Æ)	60,300	1,635
Tetra Technologies, Inc. (Æ)	167,195	2,469
Thompson Creek Metals Co., Inc. - ADR (Æ)	192,357	2,372
Union Drilling, Inc. (Æ)	9,100	123
Unit Corp. (Æ)	64,108	4,040
USEC, Inc. (Æ)	114,100	523
Walter Energy, Inc. Class A	27,865	3,851
Western Refining, Inc. (Æ)(Ñ)	37,300	633
Whiting Petroleum Corp. (Æ)	65,420	4,547
World Fuel Services Corp.	41,000	1,623

		122,730

	Principal Amount ($) or Shares	Market Value $
Financial Services - 14.9%
Advance America Cash Advance Centers, Inc.	28,600	168
Affiliated Managers Group, Inc. (Æ)	73,240	7,989
Alexander’s, Inc. (ö)	184	81
American Assets Trust, Inc. (ö)	128,300	2,833
American Capital Agency Corp. (ö)	133,900	3,898
American Financial Group, Inc.	51,000	1,824
American Safety Insurance Holdings, Ltd. (Æ)	4,300	88
Ameriprise Financial, Inc.	27,694	1,719
Amtrust Financial Services, Inc.	18,030	348
Anworth Mortgage Asset Corp. (ö)	291,340	2,092
Apollo Commercial Real Estate Finance, Inc. (ö)	23,735	388
Arch Capital Group, Ltd. (Æ)	17,000	1,768
Ares Capital Corp.	199,389	3,531
Argo Group International Holdings, Ltd.	23,200	729
Ashford Hospitality Trust, Inc. (ö)	53,600	668
Assurant, Inc.	21,000	834
Astoria Financial Corp.	157,300	2,276
Axis Capital Holdings, Ltd.	32,500	1,149
Bancorp, Inc. (Æ)	5,400	53
BancorpSouth, Inc. (Ñ)	112,150	1,520
Bank of Hawaii Corp.	28,600	1,395
BioMed Realty Trust, Inc. (ö)	187,638	3,723
BOK Financial Corp.	44,490	2,393
Boston Private Financial Holdings, Inc.	400,835	2,802
Boston Properties, Inc. (ö)	11,800	1,233
Brandywine Realty Trust (ö)	205,750	2,613
BRE Properties, Inc. Class A (ö)	8,200	416
Brookline Bancorp, Inc.	233,927	2,157
Brown & Brown, Inc.	28,200	729
Camden Property Trust (ö)	21,309	1,337
Capitol Federal Financial, Inc.	246,296	2,788
CapLease, Inc. (ö)	25,829	145
Cardinal Financial Corp.	6,100	69
CBOE Holdings, Inc. (Ñ)	9,600	257
Center Financial Corp. (Æ)	15,300	112
Chemical Financial Corp.	3,500	70
Chesapeake Lodging Trust (ö)	248,190	4,462
City National Corp.	31,700	1,810
CNA Surety Corp. (Æ)	47,800	1,266
Cogdell Spencer, Inc. (ö)	29,260	177
Cohen & Steers, Inc. (Ñ)	17,800	560
Colonial Properties Trust (ö)	179,663	3,802
Colony Financial, Inc. (ö)	1,497	28
Community Bank System, Inc.	30,699	768
Community Trust Bancorp, Inc.	8,000	226
Cousins Properties, Inc. (ö)	61,190	551
DCT Industrial Trust, Inc. (ö)	142,300	827
DiamondRock Hospitality Co. (ö)	332,751	4,006
Dime Community Bancshares, Inc.	69,600	1,076
Dollar Financial Corp. (Æ)	33,356	767
Duff & Phelps Corp. Class A	193,335	2,975
Dynex Capital, Inc. (ö)	258,018	2,549
Education Realty Trust, Inc. (ö)	60,800	517

Russell U.S. Small & Mid Cap Fund	37

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Endurance Specialty Holdings, Ltd.	43,200	1,915
Equifax, Inc.	42,000	1,576
Equity Lifestyle Properties, Inc. (ö)	8,900	532
Evercore Partners, Inc. Class A	800	28
Excel Trust, Inc. (ö)	3,400	40
Ezcorp, Inc. Class A (Æ)	118,018	3,716
FBL Financial Group, Inc. Class A	9,600	293
First Interstate Bancsystem, Inc. Class A	6,000	82
First Potomac Realty Trust (ö)	89,000	1,444
Flagstone Reinsurance Holdings SA	408,490	3,435
FPIC Insurance Group, Inc. (Æ)	1,760	65
Franklin Street Properties Corp. (Ñ)(ö)	190,355	2,692
Fulton Financial Corp.	161,300	1,884
Glacier Bancorp, Inc.	66,664	1,002
Gladstone Capital Corp.	5,800	66
Global Indemnity PLC Class A (Æ)	1,000	26
Government Properties Income Trust (ö)	24,700	677
Greenhill & Co., Inc.	5,300	313
Hancock Holding Co.	73,971	2,416
Hanmi Financial Corp. (Æ)	156,900	207
Harleysville Group, Inc.	1,800	58
Hatteras Financial Corp. (ö)	49,300	1,401
HCC Insurance Holdings, Inc.	63,100	2,053
Healthcare Realty Trust, Inc. (ö)	107,400	2,453
Hercules Technology Growth Capital, Inc.	201,600	2,167
Hersha Hospitality Trust Class A (ö)	53,800	320
Home Bancshares, Inc.	5,339	128
Horace Mann Educators Corp.	41,200	737
Hospitality Properties Trust (ö)	178,425	4,309
Hudson Pacific Properties, Inc. (ö)	4,800	72
Iberiabank Corp.	51,740	3,105
Infinity Property & Casualty Corp.	5,600	331
Interactive Brokers Group, Inc. Class A	33,300	584
IntercontinentalExchange, Inc. (Æ)	23,637	2,845
Invesco Mortgage Capital, Inc. (ö)	159,900	3,636
Investment Technology Group, Inc. (Æ)	7,700	132
Jones Lang LaSalle, Inc.	21,800	2,232
KeyCorp	197,815	1,715
Kite Realty Group Trust (ö)	24,900	129
Knight Capital Group, Inc. Class A (Æ)	188,595	2,588
Kohlberg Capital Corp.	8,400	63
Lakeland Financial Corp.	600	13
LaSalle Hotel Properties (ö)	207,648	5,843
Lazard, Ltd. Class A	185,501	7,606
Liberty Property Trust (ö)	23,300	819
LTC Properties, Inc. (ö)	54,500	1,603
Mack-Cali Realty Corp. (ö)	52,400	1,851
Maiden Holdings, Ltd.	19,600	146
Main Street Capital Corp. (Ñ)	12,200	229
MCG Capital Corp.	51,200	338
Meadowbrook Insurance Group, Inc.	40,900	419
Medical Properties Trust, Inc. (ö)	139,200	1,718
Mercury General Corp.	21,300	846
MFA Financial, Inc. (ö)	251,300	2,005
Montpelier Re Holdings, Ltd.	89,700	1,623
Nara Bancorp, Inc. (Æ)	26,500	260
Navigators Group, Inc. (The) (Æ)	4,200	218

	Principal Amount ($) or Shares	Market Value $
NBT Bancorp, Inc.	6,700	151
Nelnet, Inc. Class A	64,400	1,483
Northwest Bancshares, Inc.	21,700	273
Old National Bancorp	17,800	184
Omega Healthcare Investors, Inc. (Ñ)(ö)	71,000	1,630
OneBeacon Insurance Group, Ltd. Class A	5,748	81
Oritani Financial Corp.	105,500	1,293
Parkway Properties, Inc. (ö)	8,700	156
PennantPark Investment Corp. (Ñ)	237,120	2,926
PennyMac Mortgage Investment Trust (ö)	62,900	1,152
Piedmont Office Realty Trust, Inc. Class A (ö)	44,800	892
Pinnacle Financial Partners, Inc. (Æ)	152,303	2,448
Piper Jaffray Cos. (Æ)	72,434	2,597
Portfolio Recovery Associates, Inc. (Æ)	31,337	2,828
Post Properties, Inc. (ö)	43,301	1,758
Potlatch Corp. (ö)	56,100	2,171
PrivateBancorp, Inc. Class A	283,226	4,458
Prosperity Bancshares, Inc.	114,570	5,253
Protective Life Corp.	60,971	1,641
PS Business Parks, Inc. (ö)	14,500	874
Raymond James Financial, Inc.	45,656	1,712
Reinsurance Group of America, Inc. Class A	29,000	1,836
Republic Bancorp, Inc. Class A	4,900	107
Resource Capital Corp. (ö)	250,820	1,625
Rockville Financial, Inc.	10,700	106
Safety Insurance Group, Inc.	4,800	225
Selective Insurance Group, Inc.	153,777	2,713
Signature Bank NY (Æ)	70,100	4,081
Simmons First National Corp. Class A	1,100	29
Sovran Self Storage, Inc. (ö)	51,900	2,220
STAG Industrial, Inc. (Æ)(ö)	93,500	1,187
StanCorp Financial Group, Inc.	23,500	1,013
StellarOne Corp.	170,708	2,390
Sterling Bancorp Class N	181,905	1,883
Stifel Financial Corp. (Æ)	6,700	306
Susquehanna Bancshares, Inc.	91,800	846
SVB Financial Group (Æ)	42,510	2,569
Symetra Financial Corp.	272,300	3,780
Taubman Centers, Inc. (ö)	31,500	1,832
Texas Capital Bancshares, Inc. (Æ)	97,977	2,528
TICC Capital Corp.	168,000	1,905
Transatlantic Holdings, Inc.	38,000	1,873
Trustmark Corp.	80,400	1,868
Two Harbors Investment Corp. (ö)	244,300	2,555
UMB Financial Corp.	66,608	2,805
Umpqua Holdings Corp.	114,900	1,334
United Financial Bancorp, Inc.	9,100	149
Unitrin, Inc.	6,972	211
Unum Group	59,500	1,576
Urstadt Biddle Properties, Inc. Class A (ö)	7,000	138
ViewPoint Financial Group	3,500	43
Washington Federal, Inc.	292,573	4,708
Webster Financial Corp.	59,800	1,287
WesBanco, Inc.	3,000	61
Wesco Financial Corp.	3,500	1,372

38	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Whitney Holding Corp.	107,233	1,452
Willis Group Holdings PLC	39,500	1,632

		253,772

Health Care - 11.3%
Affymetrix, Inc. (Æ)	89,165	482
Albany Molecular Research, Inc. (Æ)	220,028	1,076
Alexion Pharmaceuticals, Inc. (Æ)	18,196	1,763
Amedisys, Inc. (Æ)	59,565	1,985
AMERIGROUP Corp. Class A (Æ)	61,510	4,201
Analogic Corp.	34,266	1,976
Angiodynamics, Inc. (Æ)	15,300	249
Brookdale Senior Living, Inc. (Æ)	171,083	4,660
Catalyst Health Solutions, Inc. (Æ)	169,826	10,115
Cerner Corp. (Æ)	18,200	2,187
Chemed Corp.	22,400	1,560
Community Health Systems, Inc. (Æ)	43,500	1,337
Computer Programs & Systems, Inc.	31,900	1,875
CONMED Corp. (Æ)	76,287	2,142
Cooper Cos., Inc. (The)	86,212	6,457
Coventry Health Care, Inc. (Æ)	87,000	2,808
Cross Country Healthcare, Inc. (Æ)	14,400	107
Cynosure, Inc. Class A (Æ)	122,176	1,800
Cytokinetics, Inc. (Æ)	45,541	68
Endo Pharmaceuticals Holdings, Inc. (Æ)	108,400	4,245
Ensign Group, Inc. (The)	21,400	592
Five Star Quality Care, Inc. (Æ)	275,865	2,312
Forest Laboratories, Inc. (Æ)	19,000	630
Gentiva Health Services, Inc. (Æ)	96,255	2,695
Greatbatch, Inc. (Æ)	82,993	2,247
Harvard Bioscience, Inc. (Æ)	363,612	2,087
Health Management Associates, Inc. Class A (Æ)	555,096	6,261
Health Net, Inc. (Æ)	150,350	5,007
Healthsouth Corp. (Æ)	132,313	3,391
Healthspring, Inc. (Æ)	111,215	4,614
Henry Schein, Inc. (Æ)	46,822	3,421
HMS Holdings Corp. (Æ)	79,455	6,254
Hologic, Inc. (Æ)	85,400	1,881
Humana, Inc.	37,900	2,885
IDEXX Laboratories, Inc. (Æ)	49,144	4,002
Illumina, Inc. (Æ)	128,322	9,108
Impax Laboratories, Inc. (Æ)	61,600	1,687
Kindred Healthcare, Inc. (Æ)	109,144	2,753
Magellan Health Services, Inc. (Æ)	24,300	1,264
Medicines Co. (The) (Æ)	58,973	926
Medicis Pharmaceutical Corp. Class A	75,661	2,683
Mednax, Inc. (Æ)	64,131	4,548
Molina Healthcare, Inc. (Æ)	82,800	3,560
Palomar Medical Technologies, Inc. (Æ)	6,742	108
Par Pharmaceutical Cos., Inc. (Æ)	92,900	3,199
PerkinElmer, Inc.	76,210	2,154
Perrigo Co.	48,080	4,345
Progenics Pharmaceuticals, Inc. (Æ)	19,600	145
Quality Systems, Inc.	23,900	2,144
Salix Pharmaceuticals, Ltd. (Æ)	89,235	3,506
STERIS Corp.	32,200	1,160

	Principal Amount ($) or Shares	Market Value $
SuperGen, Inc. (Æ)	35,700	97
SurModics, Inc. (Æ)	5,700	88
SXC Health Solutions Corp. (Æ)	242,033	13,351
Symmetry Medical, Inc. (Æ)	220,796	2,197
Syneron Medical, Ltd. (Æ)	25,100	315
Triple-S Management Corp. Class B (Æ)	11,300	237
United Therapeutics Corp. (Æ)	35,062	2,348
Universal American Corp.	4,435	102
Universal Health Services, Inc. Class B	72,739	3,985
Viropharma, Inc. (Æ)	145,900	2,814
Vital Images, Inc. (Æ)	900	17
Volcano Corp. (Æ)	48,358	1,289
Warner Chilcott PLC Class A	140,060	3,228
Watson Pharmaceuticals, Inc. Class B (Æ)	63,100	3,913
WebMD Health Corp. Class A (Æ)	137,763	7,972
WellCare Health Plans, Inc. (Æ)	24,800	1,087
West Pharmaceutical Services, Inc.	47,800	2,258
Wright Medical Group, Inc. (Æ)	37,277	616
Zoll Medical Corp. (Æ)	60,660	3,438

		192,014

Materials and Processing - 8.3%
A Schulman, Inc.	177,900	4,504
Agrium, Inc.	18,500	1,673
Airgas, Inc.	50,386	3,499
Albemarle Corp.	79,053	5,577
Allegheny Technologies, Inc.	24,700	1,778
Ameron International Corp.	24,632	1,733
Apogee Enterprises, Inc.	194,550	2,778
Aptargroup, Inc.	38,800	2,035
Arch Chemicals, Inc.	24,700	955
Ashland, Inc.	14,200	882
Ball Corp.	121,600	4,537
Belden, Inc.	44,000	1,673
Buckeye Technologies, Inc.	137,162	3,862
Cabot Corp.	61,337	2,751
Clarcor, Inc.	57,998	2,621
Comfort Systems USA, Inc.	75,400	921
Commercial Metals Co.	200,300	3,357
Core-Mark Holding Co., Inc. (Æ)	5,300	178
Crown Holdings, Inc. (Æ)	81,000	3,029
Cytec Industries, Inc.	27,200	1,596
Domtar Corp.	42,700	3,972
Fastenal Co.	49,005	3,288
Forestar Group, Inc. (Æ)	65,695	1,292
Fushi Copperweld, Inc. (Æ)(Ñ)	153,000	1,232
Georgia Gulf Corp. (Æ)	15,500	610
Global Partners, LP	53,300	1,496
HB Fuller Co.	175,700	3,839
Horsehead Holding Corp. (Æ)	192,141	3,030
Insteel Industries, Inc.	3,610	54
Interline Brands, Inc. (Æ)	114,300	2,414
KapStone Paper and Packaging Corp. (Æ)	245,400	4,265
Kaydon Corp.	58,700	2,272
Lexicon Pharmaceuticals, Inc. (Æ)	150,802	253
Materion Corp. (Æ)	36,000	1,503
MeadWestvaco Corp.	23,500	792

Russell U.S. Small & Mid Cap Fund	39

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mercer International, Inc. (Æ)	92,741	1,129
Methanex Corp.	52,500	1,695
Minerals Technologies, Inc.	21,400	1,455
Neenah Paper, Inc.	7,600	177
Aluminum Holding Corp. (Æ)	57,100	970
Olin Corp.	45,455	1,170
OM Group, Inc. (Æ)	94,380	3,420
Owens & Minor, Inc.	83,400	2,873
Packaging Corp. of America	64,000	1,826
PolyOne Corp.	76,500	1,108
Polypore International, Inc. (Æ)	99,453	6,143
Reliance Steel & Aluminum Co.	15,700	889
Rockwood Holdings, Inc. (Æ)	11,500	653
International Metals, Inc. (Æ)	149,696	4,781
Schnitzer Steel Industries, Inc. Class A	75,210	4,668
Schweitzer-Mauduit International, Inc.	39,100	2,027
Scotts Miracle-Gro Co. (The) Class A	42,016	2,373
Spartech Corp. (Æ)	11,100	79
Timken Co.	94,500	5,329
Titanium Metals Corp. (Æ)	84,410	1,691
TPC Group, Inc. (Æ)	130,020	5,128
Universal Forest Products, Inc.	68,000	2,196
Universal Stainless & Alloy (Æ)	47,500	1,722
Valspar Corp.	59,600	2,343
Watsco, Inc.	35,320	2,504
WR Grace & Co. (Æ)	45,803	2,078

		140,678

Producer Durables - 18.9%
AAR Corp.	24,300	633
ABM Industries, Inc.	134,965	3,282
Actuant Corp. Class A	92,322	2,563
Aecom Technology Corp. (Æ)	131,377	3,581
AGCO Corp. (Æ)	70,725	4,072
Aircastle, Ltd.	68,988	860
Alaska Air Group, Inc. (Æ)	47,900	3,155
Albany International Corp. Class A	16,214	410
Alexander & Baldwin, Inc.	63,858	3,365
Ametek, Inc.	21,000	967
AO Smith Corp.	34,950	1,537
Applied Industrial Technologies, Inc.	72,100	2,542
Arkansas Best Corp.	25,681	591
Astec Industries, Inc. (Æ)	57,034	2,212
Atlas Air Worldwide Holdings, Inc. (Æ)	65,878	4,540
Avery Dennison Corp.	10,800	451
BE Aerospace, Inc. (Æ)	204,411	7,888
Booz Allen Hamilton Holding Corp. Class A (Æ)	46,804	905
Brady Corp. Class A	86,800	3,273
Briggs & Stratton Corp.	144,800	3,416
Bristow Group, Inc. (Æ)	31,500	1,462
CAI International, Inc. (Æ)	72,251	1,818
Cascade Corp.	27,961	1,281
Celadon Group, Inc. (Æ)	5,800	86
Ceradyne, Inc. (Æ)	56,373	2,642
Chart Industries, Inc. (Æ)	36,452	1,772
Chicago Bridge & Iron Co. NV	234,156	9,493

	Principal Amount ($) or Shares	Market Value $
Consolidated Graphics, Inc. (Æ)	13,424	754
Convergys Corp. (Æ)	75,905	1,101
Con-way, Inc.	3,300	128
Crane Co.	28,600	1,427
Cubic Corp.	35,700	1,931
Curtiss-Wright Corp.	59,900	1,992
DHT Holdings, Inc. (Ñ)	66,000	286
Diana Shipping, Inc. (Æ)	242,406	2,729
Douglas Dynamics, Inc.	7,500	116
Dover Corp.	22,500	1,531
Dycom Industries, Inc. (Æ)	16,100	239
Electro Rent Corp.	49,825	785
Electronics for Imaging, Inc. (Æ)	28,317	509
EMCOR Group, Inc. (Æ)	53,900	1,669
EnerSys (Æ)	104,870	3,974
Ennis, Inc.	72,500	1,354
EnPro Industries, Inc. (Æ)	45,712	1,832
Esterline Technologies Corp. (Æ)	50,600	3,633
ExlService Holdings, Inc. (Æ)	69,106	1,432
FARO Technologies, Inc. (Æ)	42,438	1,832
Flow International Corp. (Æ)	9,700	42
Forward Air Corp.	103,140	3,468
G&K Services, Inc. Class A	46,518	1,540
GenCorp, Inc. (Æ)	50,298	328
Generl Cable Corp. (Æ)	38,500	1,867
Genesee & Wyoming, Inc. Class A (Æ)	104,804	6,496
Granite Construction, Inc.	71,300	1,938
Great Lakes Dredge & Dock Corp.	60,800	453
Greenbrier Cos., Inc. (Æ)	28,500	771
Group 1 Automotive, Inc.	59,435	2,558
Gulfmark Offshore, Inc. Class A (Æ)	18,300	779
Harsco Corp.	32,232	1,147
Heidrick & Struggles International, Inc.	8,800	206
HUB Group, Inc. Class A (Æ)	118,863	4,788
Hurco Cos., Inc. (Æ)	1,100	36
IHS, Inc. Class A (Æ)	56,822	5,014
Insituform Technologies, Inc. Class A (Æ)	55,944	1,416
JB Hunt Transport Services, Inc.	175,029	8,345
Joy Global, Inc.	147,105	14,850
Kadant, Inc. (Æ)	9,171	283
Kansas City Southern (Æ)	130,652	7,592
KBR, Inc.	314,394	12,063
Kelly Services, Inc. Class A (Æ)	13,800	264
Kennametal, Inc.	43,392	1,832
Kirby Corp. (Æ)	33,400	1,896
Knight Transportation, Inc.	265,839	4,788
Knightsbridge Tankers, Ltd. (Ñ)	1,200	27
Layne Christensen Co. (Æ)	113,855	3,388
LB Foster Co. Class A	2,100	89
Lexmark International, Inc. Class A (Æ)	55,500	1,790
Littelfuse, Inc.	18,200	1,132
M&F Worldwide Corp. (Æ)	19,600	492
Manitowoc Co., Inc. (The)	207,799	4,611
Manpower, Inc.	38,452	2,547
MAXIMUS, Inc.	53,100	4,247
McDermott International, Inc. (Æ)	315,906	7,294
McGrath Rentcorp	95,891	2,722

40	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Modine Manufacturing Co. (Æ)	27,000	481
MoneyGram International, Inc. (Æ)	35,800	142
Moog, Inc. Class A (Æ)	10,600	468
MSC Industrial Direct Co. Class A	38,202	2,735
MYR Group, Inc. (Æ)	13,451	335
NACCO Industries, Inc. Class A	4,798	505
National Instruments Corp.	158,371	4,805
Navistar International Corp. (Æ)	106,806	7,425
On Assignment, Inc. (Æ)	16,300	179
Oshkosh Corp. (Æ)	78,000	2,469
OSI Systems, Inc. (Æ)	56,693	2,176
Quality Distribution, Inc. (Æ)	5,800	69
Railamerica, Inc. (Æ)	20,800	354
Resources Connection, Inc.	186,300	2,755
Robert Half International, Inc.	84,548	2,564
Roper Industries, Inc.	46,922	4,058
RR Donnelley & Sons Co.	95,800	1,807
RSC Holdings, Inc. (Æ)	171,382	2,257
Ryder System, Inc.	55,900	2,991
Safe Bulkers, Inc. (Ñ)	132,000	1,076
Saia, Inc. (Æ)	6,479	108
Sensata Technologies Holding NV (Æ)	115,837	4,067
SFN Group, Inc. (Æ)	38,500	405
Skywest, Inc.	201,200	3,326
Smart Balance, Inc. (Æ)	19,500	93
Sonic Automotive, Inc. Class A (Ñ)	40,700	574
Southwest Airlines Co.	135,796	1,596
StealthGas, Inc. (Æ)	167,922	1,004
Steelcase, Inc. Class A	77,800	899
Sterling Construction Co., Inc. (Æ)	6,500	97
TAL International Group, Inc.	71,600	2,581
Teekay Corp.	8,000	272
Teledyne Technologies, Inc. (Æ)	50,600	2,555
Terex Corp. (Æ)	131,954	4,589
Textainer Group Holdings, Ltd.	83,978	2,978
Tidewater, Inc.	25,500	1,518
Titan International, Inc.	104,030	3,213
Toro Co. (The)	24,100	1,637
TransDigm Group, Inc. (Æ)	41,280	3,439
Trimas Corp. (Æ)	25,100	583
Trimble Navigation, Ltd. (Æ)	94,227	4,414
Triumph Group, Inc.	58,860	5,069
TrueBlue, Inc. (Æ)	16,500	232
Tsakos Energy Navigation, Ltd.	235,877	2,451
Tutor Perini Corp.	98,493	2,626
Unifirst Corp.	9,200	476
Unisys Corp. (Æ)	9,000	267
URS Corp. (Æ)	138,492	6,198
US Ecology, Inc.	6,700	123
Wabtec Corp.	81,414	5,811
Waste Connections, Inc.	9,955	306
Watts Water Technologies, Inc. Class A	26,900	1,041
Werner Enterprises, Inc.	56,700	1,484
WESCO International, Inc. (Æ)	26,500	1,642
Westport Innovations, Inc. (Æ)(Ñ)	108,192	2,737

		321,212

	Principal Amount ($) or Shares	Market Value $
Technology - 16.7%
Acme Packet, Inc. (Æ)	31,858	2,632
ADTRAN, Inc.	95,019	3,921
Advanced Analogic Technologies, Inc. (Æ)	2,800	12
Amdocs, Ltd. (Æ)	74,300	2,285
Amkor Technology, Inc. (Æ)	78,900	529
Amphenol Corp. Class A	89,494	5,004
Ansys, Inc. (Æ)	151,462	8,374
AOL, Inc. (Æ)	55,600	1,133
Arris Group, Inc. (Æ)	44,400	533
Arrow Electronics, Inc. (Æ)	41,000	1,869
Aruba Networks, Inc. (Æ)	176,124	6,328
Atmel Corp. (Æ)	360,108	5,510
Avago Technologies, Ltd.	127,485	4,266
Aviat Networks, Inc. (Æ)	54,145	277
Avid Technology, Inc. (Æ)	17,200	320
Avnet, Inc. (Æ)	48,500	1,761
AVX Corp.	39,700	647
Axcelis Technologies, Inc. (Æ)	72,000	135
Brocade Communications Systems, Inc. (Æ)	280,600	1,754
Ceva, Inc. (Æ)	76,176	2,329
Check Point Software Technologies, Ltd. (Æ)	34,500	1,895
Ciber, Inc. (Æ)	73,600	421
Ciena Corp. (Æ)	122,044	3,446
Coherent, Inc. (Æ)	55,768	3,486
Cohu, Inc.	172,950	2,492
comScore, Inc. (Æ)	94,870	2,828
Comtech Telecommunications Corp.	1,400	40
Concur Technologies, Inc. (Æ)	140,867	8,152
Cray, Inc. (Æ)	12,800	86
CSG Systems International, Inc. (Æ)	80,588	1,712
Cypress Semiconductor Corp.	281,308	6,121
DSP Group, Inc. (Æ)	6,358	51
Electro Scientific Industries, Inc. (Æ)	197,711	3,252
Emulex Corp. (Æ)	317,115	3,073
Entegris, Inc. (Æ)	191,500	1,653
Equinix, Inc. (Æ)	85,690	8,626
Exar Corp. (Æ)	22,097	135
Extreme Networks (Æ)	70,800	222
F5 Networks, Inc. (Æ)	30,867	3,129
FalconStor Software, Inc. (Æ)	13,600	58
FEI Co. (Æ)	25,100	815
Finisar Corp. (Æ)	61,174	1,718
Formfactor, Inc. (Æ)	45,149	468
Fortinet, Inc. (Æ)	77,142	3,757
Hittite Microwave Corp. (Æ)	137,633	8,862
Hutchinson Technology, Inc. (Æ)(Ñ)	15,790	42
IAC/InterActiveCorp (Æ)	117,249	4,234
Informatica Corp. (Æ)	38,060	2,132
Ingram Micro, Inc. Class A (Æ)	125,700	2,354
Integrated Device Technology, Inc. (Æ)	85,400	695
Intermec, Inc. (Æ)	37,100	426
International Rectifier Corp. (Æ)	138,205	4,776
Intersil Corp. Class A	346,800	5,122
Intevac, Inc. (Æ)	2,800	34
IntraLinks Holdings, Inc. (Æ)	148,614	4,720

Russell U.S. Small & Mid Cap Fund	41

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Jabil Circuit, Inc.	22,700	450
JDS Uniphase Corp. (Æ)	173,857	3,623
Kemet Corp. (Æ)	147,818	2,325
Keynote Systems, Inc.	19,700	420
KLA-Tencor Corp.	13,000	571
Knology, Inc. (Æ)	12,400	189
Kulicke & Soffa Industries, Inc. (Æ)	79,200	718
Lam Research Corp. (Æ)	161,943	7,823
Lawson Software, Inc. (Æ)	116,461	1,289
LSI Corp. (Æ)	308,400	2,261
LTX-Credence Corp. (Æ)	106,800	926
Magnachip Semiconductor Corp. (Æ)	102,000	1,423
Mentor Graphics Corp. (Æ)	195,200	2,879
Methode Electronics, Inc.	173,460	2,144
Micrel, Inc.	147,800	1,893
MICROS Systems, Inc. (Æ)	117,706	6,123
Microsemi Corp. (Æ)	107,341	2,533
MKS Instruments, Inc.	68,072	1,932
Molex, Inc. (Ñ)	69,738	1,883
Motricity, Inc. (Æ)(Ñ)	240,700	3,216
Multi-Fineline Electronix, Inc. (Æ)	74,389	1,981
Netlogic Microsystems, Inc. (Æ)	139,054	5,997
Newport Corp. (Æ)	29,300	549
NICE Systems, Ltd. - ADR (Æ)	151,235	5,767
Novellus Systems, Inc. (Æ)	91,900	2,950
OpenTable, Inc. (Æ)(Ñ)	36,021	4,009
Opnet Technologies, Inc.	53,760	2,105
Opnext, Inc. (Æ)	83,100	196
PC Connection, Inc. (Æ)	16,900	150
Pegasystems, Inc. (Ñ)	43,624	1,620
PMC - Sierra, Inc. (Æ)	454,619	3,646
Polycom, Inc. (Æ)	70,188	4,199
Powerwave Technologies, Inc. (Æ)	118,832	543
QLIK Technologies, Inc. (Æ)	58,148	1,864
Radisys Corp. (Æ)	2,700	24
RealNetworks, Inc. (Æ)	57,600	213
RealPage, Inc. (Æ)	157,318	5,018
Responsys, Inc. (Æ)	9,584	153
RightNow Technologies, Inc. (Æ)	61,530	2,226
Riverbed Technology, Inc. (Æ)	47,863	1,682
Rovi Corp. (Æ)	93,630	4,547
Rudolph Technologies, Inc. (Æ)	11,500	130
SBA Communications Corp. Class A (Æ)(Ñ)	94,457	3,649
Seachange International, Inc. (Æ)	17,188	184
Sigma Designs, Inc. (Æ)	27,800	355
Silicon Graphics International Corp. (Æ)	31,100	572
Silicon Image, Inc. (Æ)	126,900	1,056
Skyworks Solutions, Inc. (Æ)	59,496	1,872
Smith Micro Software, Inc. (Æ)	230,155	1,777
Sourcefire, Inc. (Æ)	147,917	3,938
Standard Microsystems Corp. (Æ)	25,640	696
SuccessFactors, Inc. (Æ)	121,423	4,210
Symmetricom, Inc. (Æ)	1,100	7
Synchronoss Technologies, Inc. (Æ)	55,090	1,777
SYNNEX Corp. (Æ)	41,977	1,407
Synopsys, Inc. (Æ)	83,800	2,295

	Principal Amount ($) or Shares	Market Value $
TeleCommunication Systems, Inc. Class A (Æ)	11,200	52
THQ, Inc. (Æ)	93,800	379
Tier Technologies, Inc. Class B (Æ)	173,307	969
Ultimate Software Group, Inc. (Æ)	61,031	3,418
United Online, Inc.	319,824	2,111
Varian Semiconductor Equipment Associates, Inc. (Æ)	104,752	4,392
VeriFone Systems, Inc. (Æ)	149,585	8,200
Verint Systems, Inc. (Æ)	45,381	1,553
Vishay Intertechnology, Inc. (Æ)	95,243	1,817
Volterra Semiconductor Corp. (Æ)	78,920	2,075

		283,603

Utilities - 4.1%
Allete, Inc.	87,855	3,557
Alliant Energy Corp.	69,000	2,728
Approach Resources, Inc. (Æ)	148,189	4,363
Atmos Energy Corp.	54,100	1,888
Black Hills Corp.	166,863	5,798
Boardwalk Pipeline Partners, LP	48,500	1,623
California Water Service Group	70,900	2,674
Chesapeake Utilities Corp.	6,300	270
Clayton Williams Energy, Inc. (Æ)	1,587	144
El Paso Electric Co.	172,010	5,329
El Paso Pipeline Partners, LP	44,500	1,648
Energen Corp.	32,900	2,139
Enterprise Products Partners, LP	37,000	1,601
General Communication, Inc. Class A (Æ)	13,900	160
Great Plains Energy, Inc.	59,832	1,231
Idacorp, Inc.	12,900	506
IDT Corp. Class B	7,600	220
Laclede Group, Inc. (The)	16,369	628
MetroPCS Communications, Inc. (Æ)	87,000	1,464
NII Holdings, Inc. (Æ)	78,814	3,277
NiSource, Inc. (Ñ)	57,400	1,116
Northern Oil and Gas, Inc. (Æ)(Ñ)	151,872	3,608
NTELOS Holdings Corp.	60,500	1,194
NV Energy, Inc.	187,100	2,842
OGE Energy Corp.	55,174	2,934
Otter Tail Corp. (Ñ)	112,996	2,642
Pinnacle West Capital Corp.	34,700	1,506
PNM Resources, Inc.	91,100	1,397
Portland General Electric Co.	151,134	3,772
Questar Corp.	15,000	264
Southern Union Co.	19,900	595
Southwest Gas Corp.	45,675	1,816
UGI Corp.	50,900	1,695
UIL Holdings Corp.	78,600	2,501
W&T Offshore, Inc.	40,200	1,078

		70,208

Total Common Stocks (cost $1,218,971)		1,626,666

42	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 4.2%
Russell U.S. Cash Management Fund	71,056,478	(¥)	71,056

Total Short-Term Investments (cost $71,056)			71,056

Other Securities - 2.0%
Russell Investment Company Liquidating Trust (X)	5,454,982	(¥)	5,459
Russell U.S. Cash Collateral Fund (X)	29,350,682	(¥)	29,351

Total Other Securities (cost $34,806)			34,810

Total Investments - 101.9% (identified cost $1,324,833)			1,732,532

Other Assets and Liabilities, Net - (1.9%)			(33,000)

Net Assets - 100.0%			1,699,532

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small & Mid Cap Fund	43

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index (CME)	703	USD	71,249	06/11	3,377

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3,377

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$211,235	$—	$—	$211,235	12.4
Consumer Staples	31,214	—	—	31,214	1.9
Energy	122,730	—	—	122,730	7.2
Financial Services	253,772	—	—	253,772	14.9
Health Care	192,014	—	—	192,014	11.3
Materials and Processing	140,678	—	—	140,678	8.3
Producer Durables	321,212	—	—	321,212	18.9
Technology	283,603	—	—	283,602	16.7
Utilities	70,208	—	—	70,208	4.1
Short-Term Investments	—	71,056	—	71,057	4.2
Other Securities	—	34,810	—	34,810	2.0

Total Investments	1,626,666	105,866	—	1,732,532	101.9

Other Assets and Liabilities, Net					(1.9)

					100.0

Other Financial Instruments
Futures Contracts	3,377	—	—	3,377	0.2

Total Other Financial Instruments*	$3,377	$—	$—	$3,377

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

44	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$3,377

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$12,061

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,618

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small & Mid Cap Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,124.30	$1,018.65
Expenses Paid During Period*	$6.53	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,119.90	$1,014.93
Expenses Paid During Period*	$10.46	$9.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,124.40	$1,019.09
Expenses Paid During Period*	$6.06	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,126.00	$1,020.28
Expenses Paid During Period*	$4.80	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,125.40	$1,019.89
Expenses Paid During Period*	$5.22	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,126.20	$1,020.78
Expenses Paid During Period*	$4.27	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.9%
Australia - 2.9%
Alumina, Ltd.	1,829,547	4,532
Amcor, Ltd.	1,897,328	14,558
AMP, Ltd.	381,180	2,290
Ansell, Ltd. - GDR	113,659	1,735
ASX, Ltd. - ADR	4,999	176
Australia & New Zealand Banking Group, Ltd. - ADR	142,556	3,786
BGP Holdings PLC (Æ)(ö)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	271,402	17,028
Caltex Australia, Ltd.	119,617	1,860
CFS Retail Property Trust	112,154	220
Challenger Financial Services Group, Ltd.	293,806	1,552
Commonwealth Bank of Australia - ADR	29,663	1,746
Computershare, Ltd.	17,281	183
CSL, Ltd.	24,274	914
CSR, Ltd.	267,947	881
Dexus Property Group (ö)	228,810	221
Fortescue Metals Group, Ltd.	68,386	461
Foster’s Group, Ltd.	869,968	5,359
Goodman Group (ö)	258,487	201
GPT Group (ö)	75,544	262
Iluka Resources, Ltd.	67,776	929
Incitec Pivot, Ltd.	867,213	3,574
Leighton Holdings, Ltd. - ADR	32,581	867
Lend Lease Group	22,716	217
Mirvac Group (ö)	152,662	213
Mount Gibson Iron, Ltd. (Æ)	844,278	1,740
National Australia Bank, Ltd. - ADR	305,255	9,061
Newcrest Mining, Ltd.	32,305	1,468
Origin Energy, Ltd.	42,816	767
OZ Minerals, Ltd.	132,511	209
Paladin Energy, Ltd.	26,596	96
PanAust, Ltd. (Æ)	5,452,820	4,602
QBE Insurance Group, Ltd.	989,785	20,299
QR National, Ltd. (Æ)	99,239	373
Rio Tinto, Ltd. - ADR	115,579	10,415
Stockland (ö)	98,046	406
TABCORP Holdings, Ltd.	336,969	2,818
Tatts Group, Ltd.	279,214	710
Telstra Corp., Ltd. - ADR	5,588,636	17,826
Transurban Group - ADR (Æ)	44,888	261
Wesfarmers, Ltd.	293,986	10,731
Westfield Group (ö)	96,510	954
Westfield Retail Trust (ö)	126,283	367
Westpac Banking Corp.	483,753	13,171

		160,039

Austria - 0.1%
Erste Group Bank AG	74,660	3,773

Belgium - 0.8%
Ageas (Æ)	255,564	1
Anheuser-Busch InBev NV (Ñ)	316,597	20,187
Bekaert SA	38,716	4,845
Belgacom SA (Ñ)	282,898	11,127

	Principal Amount ($) or Shares	Market Value $
Groupe Bruxelles Lambert SA	3,083	306
KBC Groep NV (Ñ)	137,690	5,612
Solvay SA	4,500	649
Umicore SA (Ñ)	23,571	1,352

		44,079

Bermuda - 1.1%
Aquarius Platinum, Ltd.	19,601	106
Biosensors International Group, Ltd. (Æ)	3,090,000	3,408
Cheung Kong Infrastructure Holdings, Ltd. (Ñ)	17,000	83
Esprit Holdings, Ltd.	1,065,000	4,429
Invesco, Ltd.	264,200	6,571
Jardine Matheson Holdings, Ltd.	191,400	9,187
Li & Fung, Ltd.	5,137,000	26,260
Mongolia Energy Corp., Ltd. (Æ)	307,000	72
Noble Group, Ltd. (Ñ)	2,619,636	4,772
NWS Holdings, Ltd.	61,500	91
Orient Overseas International, Ltd.	50,500	386
RenaissanceRe Holdings, Ltd.	106,200	7,464
VTech Holdings, Ltd. (Ñ)	6,700	76

		62,905

Brazil - 1.5%
Anhanguera Educacional Participacoes SA	193,600	4,307
BM&FBovespa SA	1,011,500	7,593
BR Malls Participacoes SA	1,402,000	14,758
Cia Hering	164,000	3,550
Embraer SA - ADR (Æ)	98,711	3,206
OGX Petroleo e Gas Participacoes SA (Æ)	2,868,100	30,792
Petroleo Brasileiro SA - ADR	349,274	13,039
Weg SA	366,400	4,588

		81,833

Canada - 4.7%
Agrium, Inc.	96,249	8,706
ARC Resources, Ltd. (Ñ)	11,700	316
Bank of Montreal (Ñ)	31,100	2,043
Bank of Nova Scotia (Ñ)	37,700	2,299
Barrick Gold Corp. (Ñ)	479,300	24,453
BCE, Inc. (Ñ)	70,300	2,635
Bombardier, Inc. Class B	1,222,800	9,111
Brookfield Asset Management, Inc. Class A (Ñ)	207,295	6,971
Canadian Imperial Bank of Commerce (Ñ)(Þ)	73,600	6,372
Canadian National Railway Co. (Þ)	538,977	41,733
Canadian National Railway Co.	63,900	4,956
Canadian Natural Resources, Ltd. (Ñ)	56,400	2,653
Canadian Oil Sands, Ltd. (Ñ)	8,700	300
Canadian Pacific Railway, Ltd.	23,000	1,525
Cenovus Energy, Inc.	60,100	2,311
Finning International, Inc.	50,900	1,493
Goldcorp, Inc.	118,823	6,635
Great-West Lifeco, Inc. (Ñ)	5,700	164
HudBay Minerals, Inc. (Ñ)	41,200	657

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Imperial Oil, Ltd. (Ñ)	36,600	1,934
Inmet Mining Corp.	2,300	161
Intact Financial Corp. (Ñ)(Þ)	18,700	949
Ivanhoe Mines, Ltd. (Æ)	9,900	260
Kinross Gold Corp.	125,000	1,980
MacDonald Dettwiler & Associates, Ltd.	8,200	494
Magna International, Inc. Class A (Ñ)	234,500	12,026
Manulife Financial Corp. (Ñ)	138,800	2,492
Methanex Corp. (Ñ)	15,900	514
Nexen, Inc.	293,300	7,752
Open Text Corp. (Æ)	46,800	2,864
Pacific Rubiales Energy Corp.	477,312	14,504
Pan American Silver Corp.	22,400	808
Potash Corp. of Saskatchewan, Inc.	88,235	4,979
Power Corp. of Canada (Ñ)	9,200	277
Precision Drilling Corp. (Æ)	80,700	1,222
Research In Motion, Ltd. (Æ)	23,000	1,120
RioCan Real Estate Investment Trust (ö)	14,900	399
Royal Bank of Canada - GDR (Ñ)	20,100	1,266
Saputo, Inc. - ADR (Ñ)	74,227	3,533
Sherritt International Corp.	65,900	557
Silver Wheaton Corp.	13,800	562
Suncor Energy, Inc.	568,600	26,198
Talisman Energy, Inc.	73,600	1,777
Teck Resources, Ltd. Class B	324,093	17,617
TELUS Corp. Class A (Ñ)	6,000	302
Thomson Reuters Corp. (Ñ)	79,362	3,218
Tim Hortons, Inc.	131,200	6,383
Toronto-Dominion Bank (The) (Ñ)	120,984	10,475
Trican Well Service, Ltd.	178,500	4,400
Valeant Pharmaceuticals International, Inc.	10,800	570
Westjet Airlines, Ltd.	26,300	397

		257,323

Cayman Islands - 1.2%
ASM Pacific Technology, Ltd. (Ñ)	11,100	149
Baidu, Inc. - ADR (Æ)	175,325	26,039
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	5,928,000	3,687
Ctrip.com International, Ltd. - ADR (Æ)	74,800	3,644
Focus Media Holding, Ltd. - ADR (Æ)	84,600	2,974
Foxconn International Holdings, Ltd. (Æ)(Ñ)	122,000	72
Lifestyle International Holdings, Ltd.	27,000	77
Melco Crown Entertainment, Ltd. - ADR (Æ)	179,400	1,927
Sands China, Ltd. (Æ)	115,200	323
Sina Corp. (Æ)(Ñ)	74,195	9,998
Tencent Holdings, Ltd. (Ñ)	212,300	6,041
Wynn Macau, Ltd. (Ñ)	138,400	493
Xinyi Glass Holdings, Ltd.	1,538,000	1,854
Youku.com, Inc. - ADR (Æ)(Ñ)	132,552	7,836

		65,114

China - 0.6%
China National Building Material Co., Ltd. Class H (Ñ)	1,548,000	3,261
China Shenhua Energy Co., Ltd. Class H	1,310,500	6,117

	Principal Amount ($) or Shares	Market Value $
Dongfang Electric Corp., Ltd. Class H (Ñ)	1,554,000	5,112
Guangshen Railway Company Limited Class H (Ñ)	5,860,000	2,324
Huaneng Power International, Inc. Class H (Ñ)	23,746,000	13,086
Weichai Power Co., Ltd. Class H (Ñ)	333,000	2,273
Yanzhou Coal Mining Co., Ltd. Class H	743,200	2,900

		35,073

Czech Republic - 0.1%
Komercni Banka AS	20,283	5,349

Denmark - 1.1%
Carlsberg A/S Class B	16,351	1,942
Danske Bank A/S (Æ)	387,639	9,316
Novo Nordisk A/S Class B (Ñ)	267,720	33,843
Novozymes A/S Class B (Ñ)	43,602	7,534
Pandora A/S (Ñ)	152,365	6,863

		59,498

Finland - 0.9%
Fortum OYJ	35,100	1,209
Kone OYJ Class B	119,462	7,483
Metso OYJ	24,156	1,481
Nokia OYJ (Ñ)	1,758,141	16,197
Nokian Renkaat OYJ (Ñ)	53,053	2,750
Stora Enso OYJ Class R (Ñ)	980,495	11,814
UPM-Kymmene OYJ	101,566	2,082
Wartsila OYJ Class B (Ñ)	44,126	1,735
YIT OYJ	93,188	2,794

		47,545

France - 8.2%
Accor SA	237,463	10,552
Air Liquide SA Class A	107,681	15,930
Alcatel-Lucent - ADR (Æ)	2,499,261	16,114
Arkema SA	39,737	4,141
AXA SA - ADR (Ñ)	419,657	9,417
BNP Paribas	261,108	20,664
Bouygues SA - ADR (Ñ)	33,967	1,691
Capital Gemini SA (Ñ)	182,275	11,046
Carrefour SA (Ñ)	377,348	17,891
Christian Dior SA	11,616	1,864
Cie de St.-Gobain	328,887	22,717
Cie Generale des Etablissements Michelin Class B	58,897	5,903
CNP Assurances	328,120	7,531
Credit Agricole SA	652,993	10,871
Danone	201,719	14,776
Fonciere Des Regions (Ñ)(ö)	2,314	263
France Telecom SA - ADR	1,020,566	23,936
GDF Suez (Æ)	55,671	—
Klepierre - GDR (ö)	4,363	179
Lagardere SCA	141,906	6,231
Legrand SA - ADR	267,746	12,226

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

L’Oreal SA (Ñ)	46,369	5,880
LVMH Moet Hennessy Louis Vuitton SA - ADR	97,969	17,594
Metropole Television SA	58,091	1,542
Natixis	734,555	4,224
Pernod-Ricard SA	175,149	17,604
Publicis Groupe SA - ADR	128,464	7,280
Safran SA (Ñ)	113,809	4,417
Sanofi - ADR	499,792	39,530
Schneider Electric SA (Ñ)	235,817	41,669
Societe BIC SA	8,582	834
Societe Generale	301,685	20,179
Technip SA (Ñ)	36,099	4,072
Thales SA	45,775	2,022
Total SA	528,478	33,831
Unibail-Rodamco SE - ADR (ö)	4,400	1,029
Valeo SA	99,469	6,334
Veolia Environnement SA	105,938	3,539
Vinci SA	192,489	12,858
Vivendi SA - ADR	340,609	10,688
Zodiac SA	15,165	1,191

		450,260

Germany - 6.4%
Adidas AG	141,495	10,533
Aixtron SE NA (Ñ)	83,640	3,568
Allianz SE (Ñ)	17,039	2,683
BASF SE (Ñ)	348,377	35,810
Bayer AG (Ñ)	304,883	26,801
Bayerische Motoren Werke AG (Ñ)	46,618	4,396
Beiersdorf AG (Æ)(Ñ)	148,407	9,665
Daimler AG	45,330	3,504
Deutsche Bank AG	80,207	5,239
Deutsche Boerse AG	96,261	7,999
Deutsche Lufthansa AG (Ñ)	228,880	5,194
Deutsche Telekom AG	1,190,142	19,769
E.ON AG (Ñ)	305,800	10,454
Fresenius Medical Care AG & Co. KGaA	96,461	7,581
GEA Group AG	128,737	4,708
Hannover Rueckversicherung AG	57,329	3,467
Henkel AG & Co. KGaA (Ñ)	58,655	3,330
Infineon Technologies AG - ADR	156,433	1,776
K+S AG	32,643	2,641
Kabel Deutschland Holding AG (Æ)	47,927	2,995
Lanxess AG	43,097	3,953
Linde AG (Ñ)	150,776	27,156
MAN SE (Ñ)	122,704	17,100
Merck KGaA (Ñ)	70,602	7,479
Muenchener Rueckversicherungs AG	33,468	5,525
RWE AG (Ñ)	237,691	15,510
SAP AG - ADR	295,463	19,037
Siemens AG	314,060	45,689
Software AG	12,440	2,354
ThyssenKrupp AG - ADR	416,093	19,145
Volkswagen AG (Ñ)	68,644	12,241

		347,302

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 1.9%
AIA Group, Ltd. (Æ)	1,550,600	5,221
Cheung Kong Holdings, Ltd.	58,000	913
China Mobile, Ltd.	548,500	5,043
China Overseas Land & Investment, Ltd.	1,496,000	2,878
China Unicom Hong Kong, Ltd. (Ñ)	5,252,000	10,685
CLP Holdings, Ltd.	131,500	1,082
CNOOC, Ltd.	10,981,650	27,093
Hang Lung Group, Ltd.	37,462	252
Hang Lung Properties, Ltd. - ADR	2,267,000	10,100
Hang Seng Bank, Ltd. (Ñ)	63,700	996
Hong Kong & China Gas Co., Ltd.	238,000	591
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	820,254	18,715
Hopewell Holdings, Ltd.	53,000	160
Hutchison Whampoa, Ltd.	486,000	5,551
Link REIT (The) (ö)	95,500	301
New World Development, Ltd.	112,000	196
PCCW, Ltd.	185,000	73
Power Assets Holdings, Ltd.	78,000	546
Shangri-La Asia, Ltd. (Ñ)	1,134,000	3,161
SJM Holdings, Ltd.	61,000	131
Sun Hung Kai Properties, Ltd.	259,333	4,051
Swire Pacific, Ltd. Class A	29,821	455
Television Broadcasts, Ltd.	105,334	617
Wharf Holdings, Ltd.	140,000	1,024
Wheelock & Co., Ltd.	241,068	993
Yue Yuen Industrial Holdings, Ltd. (Ñ)	194,500	672

		101,500

India - 0.7%
ICICI Bank, Ltd.	388,416	9,790
ICICI Bank, Ltd. - ADR	268,536	13,534
Infosys Technologies, Ltd.	114,699	7,539
Infosys Technologies, Ltd. - ADR	83,303	5,430

		36,293

Indonesia - 0.1%
Bank Rakyat Indonesia	4,217,000	3,176

Ireland - 0.5%
Accenture PLC Class A	250,725	14,324
Covidien PLC	139,200	7,752
Ryanair Holdings PLC - ADR	216,870	6,610

		28,686

Isle of Man - 0.2%
Genting International PLC (Æ)(Ñ)	6,912,000	12,254

Israel - 0.3%
Check Point Software Technologies, Ltd. (Æ)	49,996	2,746
Teva Pharmaceutical Industries, Ltd. - ADR	251,092	11,483

		14,229

50	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Italy - 2.3%
Banca Popolare di Milano Scarl (Ñ)	1,986,369	6,796
Enel SpA	1,249,638	8,910
ENI SpA - ADR	1,101,813	29,457
Fiat SpA	340,159	3,630
Finmeccanica SpA	836,729	11,303
Intesa Sanpaolo SpA	6,216,519	20,643
Saipem SpA - ADR	375,424	21,314
Snam Rete Gas SpA	441,143	2,744
Telecom Italia SpA (Ñ)	14,433,962	19,257
Tod’s SpA	8,192	1,112

		125,166

Japan - 16.0%
Aeon Co., Ltd. (Ñ)	59,900	723
Aeon Credit Service Co., Ltd.	104,500	1,419
Aeon Mall Co., Ltd.	4,000	96
Aisin Seiki Co., Ltd.	51,900	1,837
Asahi Glass Co., Ltd.	562,000	7,153
Asahi Kasei Corp. (Ñ)	182,000	1,265
Astellas Pharma, Inc.	479,400	18,308
Canon, Inc.	1,304,313	61,565
Central Japan Railway Co.	323	2,444
Chubu Electric Power Co., Inc.	47,700	1,047
Chuo Mitsui Trust Holdings, Inc.	1,351,430	4,646
Cosmo Oil Co., Ltd. (Ñ)	199,000	656
Dai Nippon Printing Co., Ltd. (Ñ)	932,000	11,179
Daicel Chemical Industries, Ltd.	213,000	1,377
Daido Steel Co., Ltd.	71,000	407
Dai-ichi Life Insurance Co., Ltd. (The)	4,687	7,738
Daiichi Sankyo Co., Ltd. (Ñ)	77,700	1,526
Daito Trust Construction Co., Ltd.	3,500	281
Daiwa House Industry Co., Ltd.	20,000	242
Dena Co., Ltd. (Ñ)	250,800	9,423
Denki Kagaku Kogyo KK	729,000	3,755
Denso Corp.	202,200	6,772
Disco Corp. (Ñ)	63,800	4,377
Ebara Corp.	176,000	992
Elpida Memory, Inc. (Æ)(Ñ)	32,000	480
FamilyMart Co., Ltd. (Ñ)	176,700	6,401
Fanuc, Ltd.	243,000	40,640
Fuji Heavy Industries, Ltd.	275,000	2,058
FUJIFILM Holdings Corp.	424,500	13,217
Hachijuni Bank, Ltd. (The) (Ñ)	713,000	4,260
Hino Motors, Ltd. (Ñ)	208,000	986
Hitachi High-Technologies Corp.	19,200	405
Hitachi, Ltd. (Ñ)	306,000	1,668
Honda Motor Co., Ltd.	714,000	27,393
Hoya Corp. (Ñ)	437,700	9,432
Ibiden Co., Ltd. (Ñ)	90,000	3,043
IHI Corp.	347,000	889
Inpex Corp.	1,640	12,581
Isuzu Motors, Ltd.	1,790,000	7,709
ITOCHU Corp.	247,400	2,580
Japan Real Estate Investment Corp. Class A (ö)	18	179
Japan Retail Fund Investment Corp. Class A (ö)	66	107

	Principal Amount ($) or Shares	Market Value $
Japan Tobacco, Inc.	2,677	10,477
JTEKT Corp.	160,900	2,089
JX Holdings, Inc.	90,700	636
Kaneka Corp.	157,000	1,153
Kao Corp.	728,000	18,236
KDDI Corp.	2,007	13,454
Keyence Corp.	23,200	6,119
Kinden Corp.	67,000	572
Kobe Steel, Ltd.	975,000	2,415
Komatsu, Ltd.	1,068,700	37,705
Kubota Corp.	40,000	382
Kuraray Co., Ltd.	120,300	1,760
Lawson, Inc. (Ñ)	147,300	7,237
Mabuchi Motor Co., Ltd.	276,000	13,724
Makino Milling Machine Co., Ltd. (Ñ)	351,000	3,301
Makita Corp.	30,900	1,420
Marubeni Corp. (Ñ)	1,789,000	13,034
Miraca Holdings, Inc. (Ñ)	47,900	1,822
Mitsubishi Chemical Holdings Corp.	104,500	711
Mitsubishi Corp.	473,500	12,793
Mitsubishi Electric Corp. (Ñ)	1,035,000	11,533
Mitsubishi Estate Co., Ltd.	58,000	1,015
Mitsubishi UFJ Financial Group, Inc.	2,232,200	10,727
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,470	779
Mitsui & Co., Ltd.	117,800	2,098
Mitsui Fudosan Co., Ltd.	40,000	696
Mitsui OSK Lines, Ltd.	126,000	704
Mizuho Financial Group, Inc.	2,948,500	4,691
MS&AD Insurance Group Holdings	731,300	17,199
Nabtesco Corp.	137,700	3,489
NGK Spark Plug Co., Ltd.	455,000	6,349
NHK Spring Co., Ltd. (Æ)	68,000	647
Nintendo Co., Ltd.	68,400	16,310
Nippon Building Fund, Inc. Class A (ö)	20	201
Nippon Electric Glass Co., Ltd.	95,000	1,443
Nippon Kayaku Co., Ltd.	63,000	610
Nippon Meat Packers, Inc.	60,000	832
Nippon Sheet Glass Co., Ltd.	801,000	2,364
Nippon Telegraph & Telephone Corp.	21,200	983
Nissan Motor Co., Ltd.	1,954,400	18,838
Nitori Holdings Co., Ltd. (Ñ)	28,400	2,468
Nitto Denko Corp.	164,700	8,829
Nomura Holdings, Inc.	608,000	3,119
NTT Data Corp.	229	758
NTT DoCoMo, Inc. - ADR	16,729	310
NTT DoCoMo, Inc. (Ñ)	8,825	16,430
Omron Corp. (Ñ)	244,800	6,733
ORIX Corp. (Ñ)	47,960	4,714
Osaka Gas Co., Ltd. (Ñ)	260,000	963
Osaka Titanium Technologies (Æ)(Ñ)	66,600	5,149
Otsuka Corp.	4,700	296
Pacific Metals Co., Ltd.	96,000	729
Rohm Co., Ltd.	151,800	9,188
SBI Holdings, Inc. (Ñ)	632	68
Secom Co., Ltd.	28,500	1,417
Sega Sammy Holdings, Inc. (Ñ)	498,400	8,758
Seino Holdings Corp.	116,000	872

Russell International Developed Markets Fund	51

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sekisui House, Ltd.	667,000	6,448
Seven & I Holdings Co., Ltd.	1,343,800	33,714
Shin-Etsu Chemical Co., Ltd.	546,425	28,522
Shiseido Co., Ltd. (Ñ)	499,300	8,311
Showa Shell Sekiyu KK (Ñ)	56,200	612
Softbank Corp.	424,400	17,897
Sony Corp.	50,600	1,435
Sony Financial Holdings, Inc. (Ñ)	189,100	3,535
Sumitomo Corp.	174,700	2,412
Sumitomo Heavy Industries, Ltd.	156,000	1,029
Sumitomo Metal Industries, Ltd.	134,000	283
Sumitomo Mitsui Financial Group, Inc.	458,100	14,173
Sumitomo Realty & Development Co., Ltd.	542,000	11,202
Suzuken Co., Ltd.	205,200	5,129
Takeda Pharmaceutical Co., Ltd.	522,000	25,372
Teijin, Ltd. (Ñ)	967,000	4,645
THK Co., Ltd. (Ñ)	598,500	15,357
Tohoku Electric Power Co., Inc. (Ñ)	17,800	262
Tokai Rika Co., Ltd.	36,800	648
Tokio Marine Holdings, Inc.	567,600	15,916
Tokyo Electric Power Co., Inc. (The) (Ñ)	63,300	342
Tokyo Gas Co., Ltd.	358,000	1,598
Tokyu Land Corp.	22,000	95
TonenGeneral Sekiyu KK	43,000	534
Toray Industries, Inc. (Ñ)	409,000	3,052
Toshiba Corp.	2,620,000	13,991
Toyo Seikan Kaisha, Ltd.	495,800	8,421
Toyota Auto Body Co., Ltd.	22,100	393
Toyota Motor Corp.	727,300	28,981
Trend Micro, Inc. (Ñ)	67,100	1,923
USS Co., Ltd.	18,840	1,447
Wacoal Holdings Corp. (Ñ)	313,000	4,080
Yamada Denki Co., Ltd.	122,760	8,640

		875,004

Luxembourg - 0.5%
ArcelorMittal	78,601	2,892
Millicom International Cellular SA	114,554	12,411
Subsea 7 SA (Ñ)	465,907	12,254

		27,557

Mauritius - 0.2%
Golden Agri-Resources, Ltd.	15,481,000	8,410

Mexico - 0.3%
America Movil SAB de CV - ADR	91,036	5,207
Grupo Televisa SA - ADR (Æ)	163,700	3,883
Wal-Mart de Mexico SAB de CV (Ñ)	1,516,700	4,751

		13,841

Netherlands - 5.4%
Aegon NV	2,092,275	16,614
Akzo Nobel NV (Ñ)	476,347	36,999
ASML Holding NV Class G (Ñ)	616,807	25,539
Corio NV (Ñ)(ö)	2,598	184
European Aeronautic Defence and Space Co. NV	573,057	17,731

	Principal Amount ($) or Shares	Market Value $
Fugro NV	34,868	3,198
Gemalto NV	36,424	1,867
Heineken NV (Ñ)	338,385	20,256
ING Groep NV (Æ)	3,809,637	50,220
Koninklijke Ahold NV (Ñ)	1,361,930	19,121
Koninklijke DSM NV	75,314	5,193
Koninklijke KPN NV	68,771	1,091
Koninklijke Philips Electronics NV	581,145	17,232
LyondellBasell Industries NV Class A (Æ)	319,454	14,216
Randstad Holding NV (Æ)	151,918	8,546
Reed Elsevier NV (Ñ)	1,641,038	21,504
Sensata Technologies Holding NV (Æ)	329,883	11,582
Unilever NV	353,530	11,635
Wolters Kluwer NV (Ñ)	602,619	14,040

		296,768

Netherlands Antilles - 0.0%
Hunter Douglas NV (Å)	4,538	243

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	2,416,248	4,253

Norway - 0.1%
Storebrand ASA (Ñ)	394,748	4,101

Panama - 0.0%
Copa Holdings SA Class A	49,387	2,872

Russia - 0.5%
Gazprom OAO - ADR	910,162	15,441
Mechel - ADR	120,600	3,446
NovaTek OAO - GDR	31,848	4,475
Sberbank of Russia	1,019,311	3,718
VTB Bank OJSC - GDR	459,466	2,973

		30,053

Singapore - 0.9%
Ascendas Real Estate Investment Trust (Æ)(Ñ)(ö)	77,000	128
Avago Technologies, Ltd.	111,500	3,731
CapitaLand, Ltd.	1,705,000	4,736
CapitaMall Trust Class A (Æ)(Ñ)(ö)	112,000	173
Fraser and Neave, Ltd.	164,000	840
Jardine Cycle & Carriage, Ltd.	18,800	566
Keppel Corp., Ltd. - ADR	651,200	6,331
Oversea-Chinese Banking Corp., Ltd.	223,000	1,740
SembCorp Industries, Ltd.	47,000	207
SembCorp Marine, Ltd. (Ñ)	233,000	1,079
Singapore Airlines, Ltd.	58,000	668
Singapore Exchange, Ltd. (Ñ)	34,000	217
Singapore Technologies Engineering, Ltd.	81,000	208
Singapore Telecommunications, Ltd.	6,611,810	16,848
United Overseas Bank, Ltd.	742,690	11,904
UOL Group, Ltd.	22,000	87

		49,463

52	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.7%
AngloGold Ashanti, Ltd.	204,572	10,370
Gold Fields, Ltd. - ADR	618,815	11,055
Impala Platinum Holdings, Ltd.	151,718	4,738
MTN Group, Ltd.	259,879	5,779
Sasol, Ltd. - ADR	68,790	3,971

		35,913

South Korea - 1.2%
Hyundai Heavy Industries Co., Ltd.	9,573	4,779
Hyundai Mobis	36,744	12,309
Hyundai Motor Co.	34,529	7,942
OCI Co., Ltd.	5,592	3,340
Samsung Electronics Co., Ltd.	21,492	17,909
Samsung Engineering Co., Ltd.	32,315	7,162
SK Telecom Co., Ltd. - ADR	717,500	13,618

		67,059

Spain - 2.8%
Amadeus IT Group SA (Æ)	176,675	3,700
Banco Bilbao Vizcaya Argentaria SA - ADR	732,654	9,398
Banco Popular Espanol SA (Ñ)	587,275	3,521
Banco Santander SA - ADR (Ñ)	1,824,695	23,302
Criteria Caixacorp SA (Ñ)	975,165	7,200
Endesa SA - ADR	102,742	3,582
Iberdrola SA	2,351,399	21,837
Inditex SA (Ñ)	245,808	22,041
Indra Sistemas SA (Ñ)	1,064,100	24,146
Red Electrica Corp. SA	43,708	2,789
Repsol YPF SA - ADR	72,515	2,590
Telefonica SA - ADR	1,014,076	27,261
Viscofan SA	17,382	766

		152,133

Sweden - 1.0%
Atlas Copco AB Class A (Æ)(Ñ)	162,415	4,768
Boliden AB (Ñ)	181,883	4,100
Hennes & Mauritz AB Class B (Ñ)	117,360	4,147
Investor AB Class B (Ñ)	23,074	575
Scania AB Class B	142,516	3,703
Skandinaviska Enskilda Banken AB Class A	845,289	8,128
Svenska Cellulosa AB Class B (Ñ)	311,749	4,777
Swedbank AB Class A	432,178	8,197
Swedish Match AB (Ñ)	116,592	4,137
Tele2 AB Class B	218,870	5,495
Telefonaktiebolaget LM Ericsson Class B	205,210	3,116
Volvo AB Class B (Ñ)	255,375	5,012

		56,155

Switzerland - 6.6%
ABB, Ltd. (Æ)	422,936	11,676
ACE, Ltd.	158,150	10,636
Adecco SA	55,519	3,963
Cie Financiere Richemont SA	328,706	21,242

	Principal Amount ($) or Shares	Market Value $
Clariant AG (Æ)	319,341	6,627
Credit Suisse Group AG	226,696	10,302
GAM Holding AG	594,228	11,713
Givaudan SA (Æ)	6,014	6,688
Julius Baer Group, Ltd. (Æ)	606,272	28,330
Meyer Burger Technology AG (Æ)	38,089	1,905
Nestle SA	802,002	49,789
Novartis AG	787,243	46,734
Roche Holding AG	113,223	18,364
Sonova Holding AG	34,545	3,488
Sulzer AG	7,782	1,403
Swatch Group AG (The) Class B	58,907	28,977
Swatch Group AG (The)	53,094	4,711
Swiss Life Holding AG (Æ)	15,822	2,886
Swiss Reinsurance Co., Ltd. (Æ)	80,872	4,820
Swisscom AG	4,254	1,952
Syngenta AG	24,598	8,705
TE Connectivity, Ltd.	543,400	19,481
Transocean, Ltd. (Æ)	12,244	897
UBS AG (Æ)	1,701,246	34,005
Zurich Financial Services AG (Æ)	69,794	19,607

		358,901

Taiwan - 0.5%
Hon Hai Precision Industry Co., Ltd.	3,047,040	11,544
Hon Hai Precision Industry Co., Ltd. - GDR	598,011	4,592
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	916,009	12,366

		28,502

Thailand - 0.0%
Italian-Thai Development PCL	16,619,300	2,461

Turkey - 0.0%
KOC Holding AS	341,200	1,835

United Kingdom - 17.3%
Aegis Group PLC	5,991,485	14,035
Aggreko PLC	213,067	6,360
Amlin PLC	312,328	2,181
Anglo American PLC	124,022	6,482
Antofagasta PLC	123,572	2,825
ARM Holdings PLC	1,221,348	12,746
Associated British Foods PLC	36,754	618
AstraZeneca PLC - ADR	154,269	7,696
Atkins WS PLC	6,092	80
Autonomy Corp. PLC (Æ)	115,041	3,095
Aviva PLC	1,502,064	11,213
BAE Systems PLC	4,708,182	25,801
Barclays PLC	6,670,235	31,585
BBA Aviation PLC	63,417	231
BG Group PLC	1,670,230	42,969
BHP Billiton PLC	299,983	12,626
BP PLC	6,419,219	49,635
British American Tobacco PLC	88,655	3,869
British Land Co. PLC (ö)	61,280	615
British Sky Broadcasting Group PLC - ADR	571,905	8,046

Russell International Developed Markets Fund	53

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BT Group PLC	1,088,600	3,572
Burberry Group PLC	542,531	11,738
Cairn Energy PLC (Æ)	617,718	4,665
Carillion PLC	1,646,858	10,773
Centrica PLC	1,267,267	6,801
Compass Group PLC	2,349,622	22,950
Diageo PLC	693,368	14,113
Dialog Semiconductor PLC (Æ)(Ñ)	93,600	1,953
Ensco PLC - ADR	103,950	6,198
Experian PLC	1,231,984	16,634
GlaxoSmithKline PLC - ADR	1,309,762	28,576
Hays PLC	1,611,186	3,196
Home Retail Group PLC (Ñ)	5,452,453	20,042
HSBC Holdings PLC	4,237,808	46,194
HSBC Holdings PLC (Ñ)	887,267	9,625
IMI PLC - ADR	114,672	2,093
Imperial Tobacco Group PLC	328,750	11,574
Intermediate Capital Group PLC	216,397	1,194
Investec PLC	20,388	164
ITV PLC (Æ)	482,340	613
J Sainsbury PLC	210,622	1,227
Johnson Matthey PLC Class H	123,359	4,128
Kazakhmys PLC	13,794	318
Kesa Electricals PLC (Ñ)	544,146	1,174
Kingfisher PLC	262,622	1,207
Land Securities Group PLC (ö)	40,123	526
Legal & General Group PLC	978,594	2,008
Lloyds Banking Group PLC (Æ)	8,919,441	8,831
Misys PLC	91,509	483
Mondi PLC	267,002	2,641
National Grid PLC	1,168,556	11,990
Persimmon PLC Class A	191,870	1,549
Petrofac, Ltd.	232,736	5,873
Prudential PLC	557,468	7,202
Reckitt Benckiser Group PLC	415,258	23,057
Rio Tinto PLC - ADR	218,914	15,976
Rolls-Royce Group PLC Class C (Æ)	127,037,664	212
Rolls-Royce Holdings PLC (Æ)	1,323,309	14,191
Rotork PLC	102,339	2,933
Royal Bank of Scotland Group PLC - ADR (Æ)	12,005,863	8,323
Royal Dutch Shell PLC Class A (Ñ)	1,823,524	70,600
Royal Dutch Shell PLC - ADR	223,700	17,529
Royal Dutch Shell PLC Class B	167,251	6,504
RSA Insurance Group PLC	313,211	720
Shire PLC - ADR	125,021	3,872
Smith & Nephew PLC	962,061	10,656
Smiths Group PLC	347,017	7,725
Standard Chartered PLC	1,193,049	33,063
Tate & Lyle PLC	189,628	1,880
Tesco PLC	5,045,057	34,048
Travis Perkins PLC	923,361	16,585
Tullow Oil PLC	1,066,230	25,535

	Principal Amount ($) or Shares	Market Value $
Unilever PLC	897,908	29,123
United Utilities Group PLC	918,093	9,689
Vodafone Group PLC - ADR	18,633,634	53,446
Weir Group PLC (The)	167,311	5,381
Wolseley PLC	98,750	3,578
WPP PLC	1,188,565	15,514
Xstrata PLC	786,731	20,020

		944,693

United States - 1.1%
Citigroup, Inc. (Æ)	3,904,981	17,924
Liberty Global, Inc. Class A (Æ)(Ñ)	81,400	3,785
MercadoLibre, Inc.	80,211	7,331
Newmont Mining Corp.	275,600	16,153
News Corp. Class A	316,800	5,645
PowerShares Dynamic Small Capital Growth Portfolio (Æ)(Ñ)	18,900	485
Sohu.com, Inc. (Æ)	21,370	2,260
Synthes, Inc. (Å)(Æ)	23,816	4,103

		57,686

Virgin Islands, British - 0.1%
Arcos Dorados Holdings, Inc. Class A (Æ)	175,528	3,867

Total Common Stocks (cost $4,011,121)		4,963,167

Preferred Stocks - 0.1%

Brazil - 0.0%
Itau Unibanco Holding SA	41,200	971

Germany - 0.1%
Porsche Automobil Holding SE	53,200	3,856
Volkswagen AG (Ñ)	7,204	1,419

		5,275

Total Preferred Stocks (cost $3,812)		6,246

Warrants & Rights - 0.2%
Netherlands - 0.1%
JPMorgan Structured Notes (Æ) 2016 Warrants	28,000	2,975

Spain - 0.0%
Banco Popular Espanol SA (Ñ)(Æ) 2011 Rights	587,275	41

Switzerland - 0.1%
HTC Corp. (Æ) 2013 Warrants	82,000	3,726
UBS AG(AE) 2011 Warrants	23,836	2,520

		6,246

54	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

United Kingdom - 0.0%
HSBC Bank PLC (Æ) 2020 Warrants	84,000		2,666

Total Warrants & Rights (cost $10,562)			11,928

Short-Term Investments - 6.9%
Germany - 0.2%
Commerzbank AG Zero coupon due 05/12/11	190,621		11,886

United States - 6.7%
Russell U.S. Cash Management Fund	361,942,628	(¥)	361,943

Total Short-Term Investments (cost $373,684)			373,829

Other Securities - 11.3%
Russell Investment Company Liquidating Trust (×)	4,719,599	(¥)	4,738
Russell U.S. Cash Collateral Fund (×)	611,996,523	(¥)	611,997

Total Other Securities (cost $616,716)			616,735

Total Investments - 109.4% (identified cost $5,015,895)			5,971,905

Other Assets and Liabilities, Net - (9.4%)			(512,843)

Net Assets - 100.0%			5,459,062

A portion of the portfolio has been fair valued at period end.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index Futures (Netherlands)	401	EUR	28,676	05/11	18
SPI 200 Index Futures (Australia)	225	AUD	27,045	06/11	1,138
CAC 40 Index Futures (France)	1,629	EUR	66,040	05/11	3,161
DAX Index Futures (Germany)	304	EUR	57,224	06/11	9,794
EURO STOXX 50 Index Futures (EMU)	1,900	EUR	55,993	06/11	4,839
MIB Index Futures (Italy)	200	EUR	22,076	06/11	1,838
FTSE-100 Index Futures (UK)	690	GBP	41,628	06/11	3,018
Hang Seng Index Futures (Hong Kong)	86	HKD	100,986	05/11	(175)
IBEX 35 Index Futures (Spain)	103	EUR	11,050	05/11	348
S&P TSE 60 Index Futures (Canada)	240	CAD	38,251	06/11	684
MSCI Singapore Index Futures	24	SGD	1,779	05/11	(22)
TOPIX Index Futures (Japan)	627	JPY	5,351,445	06/11	(4,762)

Short Positions
SPI 200 Index Futures (Australia)	316	AUD	37,983	06/11	(2,577)
OMX 30 Index Futures (Sweden)	653	SEK	75,617	05/11	(145)
S&P TSE 60 Index Futures (Canada)	114	CAD	18,169	06/11	(297)
Swiss Market Index Futures	597	CHF	38,936	06/11	(936)
TOPIX Index Futures (Japan)	62	JPY	529,170	06/11	(192)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					15,732

See accompanying notes which are an integral part of the financial statements.

56	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,001	AUD	1,000	06/15/11	89
Bank of America	USD	1,789	AUD	1,718	06/15/11	84
Bank of America	USD	1,790	AUD	1,718	06/15/11	83
Bank of America	USD	2,398	AUD	2,366	06/15/11	181
Bank of America	USD	2,399	AUD	2,366	06/15/11	180
Bank of America	USD	2,643	AUD	2,656	06/15/11	252
Bank of America	USD	2,644	AUD	2,656	06/15/11	251
Bank of America	USD	1,022	CAD	1,000	06/15/11	34
Bank of America	USD	201	DKK	1,068	06/15/11	11
Bank of America	USD	2,838	EUR	2,000	06/15/11	121
Bank of America	USD	4,197	EUR	3,000	06/15/11	241
Bank of America	USD	1,621	GBP	1,000	06/15/11	48
Bank of America	USD	121	ILS	427	06/15/11	5
Bank of America	USD	1,731	JPY	142,082	05/06/11	21
Bank of America	USD	1,237	JPY	100,746	05/09/11	5
Bank of America	USD	976	JPY	80,000	06/15/11	11
Bank of America	USD	1,114	JPY	91,033	06/15/11	9
Bank of America	USD	1,235	JPY	100,000	06/15/11	(2)
Bank of America	USD	1,524	JPY	120,288	06/15/11	(40)
Bank of America	USD	1,568	JPY	124,459	06/15/11	(33)
Bank of America	USD	1,568	JPY	124,459	06/15/11	(33)
Bank of America	USD	1,570	JPY	124,459	06/15/11	(36)
Bank of America	USD	1,572	JPY	124,459	06/15/11	(37)
Bank of America	USD	1,572	JPY	124,459	06/15/11	(37)
Bank of America	USD	1,572	JPY	124,459	06/15/11	(37)
Bank of America	USD	1,572	JPY	124,459	06/15/11	(38)
Bank of America	USD	1,573	JPY	124,459	06/15/11	(38)
Bank of America	USD	1,573	JPY	124,459	06/15/11	(38)
Bank of America	USD	2,230	JPY	184,140	06/15/11	41
Bank of America	USD	2,285	JPY	188,590	06/15/11	40
Bank of America	USD	2,286	JPY	188,590	06/15/11	40
Bank of America	USD	2,286	JPY	188,590	06/15/11	40
Bank of America	USD	3,077	JPY	249,548	06/15/11	—
Bank of America	USD	3,077	JPY	249,547	06/15/11	—
Bank of America	AUD	750	USD	799	06/15/11	(19)
Bank of America	AUD	1,297	USD	1,257	06/15/11	(157)
Bank of America	AUD	1,299	USD	1,259	06/15/11	(157)
Bank of America	AUD	1,299	USD	1,260	06/15/11	(156)
Bank of America	AUD	1,299	USD	1,257	06/15/11	(159)
Bank of America	AUD	1,299	USD	1,258	06/15/11	(158)
Bank of America	AUD	1,641	USD	1,650	06/15/11	(139)
Bank of America	AUD	1,707	USD	1,707	06/15/11	(154)
Bank of America	AUD	1,722	USD	1,722	06/15/11	(155)
Bank of America	AUD	1,722	USD	1,721	06/15/11	(156)
Bank of America	AUD	1,722	USD	1,722	06/15/11	(155)
Bank of America	AUD	3,129	USD	3,040	06/15/11	(371)
Bank of America	AUD	8,195	USD	8,711	07/29/11	(173)
Bank of America	CAD	4,801	USD	4,861	06/15/11	(208)
Bank of America	CAD	5,874	USD	6,112	06/15/11	(90)
Bank of America	EUR	2,945	USD	4,361	05/03/11	(1)
Bank of America	HKD	416	USD	53	06/15/11	—
Bank of America	JPY	54,449	USD	645	06/15/11	(27)
Bank of America	JPY	94,758	USD	1,158	06/15/11	(10)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	57

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	JPY	156,592	USD	1,854	06/15/11	(77)
Bank of America	JPY	156,592	USD	1,853	06/15/11	(78)
Bank of America	JPY	156,592	USD	1,856	06/15/11	(75)
Bank of America	JPY	156,592	USD	1,853	06/15/11	(77)
Bank of America	JPY	156,592	USD	1,857	06/15/11	(74)
Bank of America	JPY	156,592	USD	1,854	06/15/11	(77)
Bank of America	JPY	156,592	USD	1,855	06/15/11	(76)
Bank of America	JPY	156,592	USD	1,856	06/15/11	(75)
Bank of America	JPY	156,592	USD	1,855	06/15/11	(76)
Bank of America	JPY	156,592	USD	1,855	06/15/11	(76)
Bank of America	JPY	156,592	USD	1,853	06/15/11	(78)
Bank of America	JPY	156,592	USD	1,852	06/15/11	(79)
Bank of America	JPY	178,307	USD	2,184	06/15/11	(15)
Bank of America	JPY	179,102	USD	2,196	06/15/11	(13)
Bank of America	JPY	191,307	USD	2,342	06/15/11	(17)
Bank of America	JPY	192,568	USD	2,357	06/15/11	(17)
Bank of America	JPY	192,568	USD	2,358	06/15/11	(17)
Bank of America	JPY	192,568	USD	2,358	06/15/11	(17)
Bank of America	JPY	192,568	USD	2,357	06/15/11	(17)
Bank of America	JPY	266,118	USD	3,236	06/15/11	(45)
Bank of America	JPY	275,375	USD	3,348	06/15/11	(47)
Bank of America	JPY	275,375	USD	3,349	06/15/11	(47)
Bank of America	JPY	275,375	USD	3,348	06/15/11	(47)
Bank of America	JPY	314,263	USD	3,730	06/15/11	(145)
Bank of America	JPY	314,619	USD	3,733	06/15/11	(146)
Bank of America	JPY	314,619	USD	3,734	06/15/11	(146)
Bank of America	JPY	314,619	USD	3,734	06/15/11	(146)
Bank of America	NOK	13,137	USD	2,412	06/15/11	(86)
Bank of America	SEK	10,349	USD	1,608	06/15/11	(101)
Bank of America	SEK	15,088	USD	2,414	06/15/11	(78)
Bank of America	SGD	24	USD	19	06/15/11	(1)
Bank of Montreal	CAD	27	USD	29	05/03/11	—
Barclays Bank PLC	USD	—	GBP	—	05/02/11	—
Barclays Bank PLC	USD	1	JPY	—	05/02/11	(1)
Barclays Bank PLC	AUD	3,160	USD	3,457	05/04/11	(6)
Barclays Bank PLC	EUR	900	USD	1,334	05/02/11	1
Barclays Bank PLC	HKD	—	USD	—	05/02/11	—
BNP Paribas	USD	4,172	AUD	4,182	06/15/11	387
BNP Paribas	USD	11,873	AUD	11,818	06/15/11	1,010
BNP Paribas	USD	5,811	CAD	5,670	06/15/11	175
BNP Paribas	USD	24,354	EUR	17,556	06/15/11	1,619
BNP Paribas	USD	9,440	GBP	5,858	06/15/11	339
BNP Paribas	USD	430	HKD	3,346	06/15/11	1
BNP Paribas	USD	2,518	HKD	19,588	06/15/11	5
BNP Paribas	USD	1,037	ILS	3,739	06/15/11	67
BNP Paribas	USD	10,498	JPY	868,400	06/15/11	209
BNP Paribas	USD	10,150	NOK	56,460	06/15/11	585
BNP Paribas	USD	19,878	SEK	126,503	06/15/11	1,010
BNP Paribas	USD	413	SGD	521	06/15/11	13
BNP Paribas	CHF	7,456	USD	8,061	06/15/11	(561)
BNP Paribas	DKK	5,377	USD	1,009	06/15/11	(58)
BNP Paribas	EUR	4,000	USD	5,916	06/15/11	(2)
BNP Paribas	EUR	11,208	USD	15,679	06/15/11	(902)

See accompanying notes which are an integral part of the financial statements.

58	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

BNP Paribas	JPY	100,000	USD	1,233	06/15/11	—
BNP Paribas	JPY	589,514	USD	7,185	06/15/11	(84)
Brown Brothers Harriman & Co.	USD	1,006	CAD	1,000	06/15/11	50
Brown Brothers Harriman & Co.	USD	274	EUR	185	05/03/11	—
Brown Brothers Harriman & Co.	USD	3,547	EUR	2,394	05/03/11	(1)
Brown Brothers Harriman & Co.	USD	470	EUR	317	05/04/11	(1)
Brown Brothers Harriman & Co.	USD	500	EUR	336	05/04/11	(1)
Brown Brothers Harriman & Co.	USD	731	EUR	492	05/04/11	(2)
Brown Brothers Harriman & Co.	USD	2,657	EUR	1,789	05/04/11	(7)
Brown Brothers Harriman & Co.	USD	1,389	EUR	1,000	06/15/11	91
Brown Brothers Harriman & Co.	USD	10,141	EUR	7,058	06/15/11	301
Brown Brothers Harriman & Co.	USD	3,894	JPY	317,276	05/09/11	17
Brown Brothers Harriman & Co.	USD	1,249	JPY	100,000	06/15/11	(16)
Brown Brothers Harriman & Co.	USD	19,878	SEK	126,503	06/15/11	1,010
Brown Brothers Harriman & Co.	AUD	3,317	USD	3,308	06/15/11	(308)
Brown Brothers Harriman & Co.	AUD	8,195	USD	8,711	07/29/11	(173)
Brown Brothers Harriman & Co.	EUR	178	USD	264	05/03/11	—
Brown Brothers Harriman & Co.	EUR	810	USD	1,203	05/04/11	3
Brown Brothers Harriman & Co.	EUR	1,827	USD	2,712	05/04/11	7
Citibank	USD	499	AUD	500	06/15/11	46
Citibank	USD	514	CAD	500	06/15/11	13
Citibank	USD	2,780	EUR	2,000	06/15/11	179
Citibank	USD	1,620	GBP	1,000	06/15/11	50
Citibank	USD	129	HKD	1,000	06/15/11	—
Citibank	USD	319	JPY	26,276	05/06/11	5
Citibank	USD	337	JPY	27,765	05/06/11	5
Citibank	USD	344	JPY	28,324	05/06/11	5
Citibank	USD	1,210	JPY	100,000	06/15/11	23
Credit Suisse First Boston	USD	11,875	AUD	11,818	06/15/11	1,008
Credit Suisse First Boston	USD	3,478	CAD	3,320	06/15/11	27
Credit Suisse First Boston	USD	430	HKD	3,346	06/15/11	1
Credit Suisse First Boston	USD	1,036	ILS	3,739	06/15/11	68
Credit Suisse First Boston	USD	205	JPY	16,768	05/02/11	2
Credit Suisse First Boston	USD	10,152	NOK	56,460	06/15/11	582
Credit Suisse First Boston	USD	19,881	SEK	126,503	06/15/11	1,007
Credit Suisse First Boston	USD	412	SGD	521	06/15/11	13
Credit Suisse First Boston	CHF	7,456	USD	8,063	06/15/11	(559)
Credit Suisse First Boston	DKK	5,377	USD	1,009	06/15/11	(58)
Credit Suisse First Boston	EUR	11,208	USD	15,680	06/15/11	(902)
Credit Suisse First Boston	JPY	589,514	USD	7,184	06/15/11	(85)
Deutsche Bank AG	USD	9,442	GBP	5,858	06/15/11	338
Deutsche Bank AG	USD	2,518	HKD	19,588	06/15/11	5
Deutsche Bank AG	CAD	1,390	USD	1,401	06/15/11	(67)
HSBC Bank PLC	USD	4,169	AUD	4,182	06/15/11	390
HSBC Bank PLC	USD	1,014	CAD	1,000	06/15/11	42
HSBC Bank PLC	USD	5,812	CAD	5,670	06/15/11	174
HSBC Bank PLC	USD	162	DKK	844	06/15/11	6
HSBC Bank PLC	USD	24,350	EUR	17,556	06/15/11	1,622
HSBC Bank PLC	USD	3,234	GBP	2,000	06/15/11	105
HSBC Bank PLC	USD	9,443	GBP	5,858	06/15/11	337
HSBC Bank PLC	USD	72	HKD	561	06/15/11	—
HSBC Bank PLC	USD	2,518	HKD	19,588	06/15/11	5
HSBC Bank PLC	USD	10,494	JPY	868,400	06/15/11	214

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	59

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	AUD	500	USD	498	06/15/11	(47)
HSBC Bank PLC	CAD	500	USD	513	06/15/11	(15)
HSBC Bank PLC	DKK	222	USD	41	06/15/11	(3)
HSBC Bank PLC	DKK	239	USD	44	06/15/11	(3)
HSBC Bank PLC	EUR	3,000	USD	4,163	06/15/11	(275)
HSBC Bank PLC	GBP	1,000	USD	1,614	06/15/11	(56)
HSBC Bank PLC	HKD	614	USD	79	06/15/11	—
HSBC Bank PLC	HKD	1,466	USD	189	06/15/11	—
HSBC Bank PLC	ILS	217	USD	60	06/15/11	(4)
HSBC Bank PLC	ILS	299	USD	82	06/15/11	(6)
HSBC Bank PLC	ILS	397	USD	115	06/15/11	(2)
HSBC Bank PLC	JPY	100,000	USD	1,210	06/15/11	(23)
HSBC Bank PLC	SGD	8	USD	6	06/15/11	—
HSBC Bank PLC	SGD	59	USD	47	06/15/11	(1)
HSBC Bank PLC	SGD	70	USD	55	06/15/11	(2)
JPMorgan Chase Bank	USD	386	CAD	367	05/03/11	2
JPMorgan Chase Bank	USD	101	DKK	542	06/15/11	6
JPMorgan Chase Bank	USD	2,509	EUR	1,696	05/03/11	3
JPMorgan Chase Bank	USD	2,057	EUR	1,447	06/15/11	84
JPMorgan Chase Bank	USD	24,360	EUR	17,556	06/15/11	1,613
JPMorgan Chase Bank	USD	519	HKD	4,035	05/03/11	—
JPMorgan Chase Bank	USD	3,475	HKD	26,996	05/03/11	1
JPMorgan Chase Bank	USD	465	HKD	3,611	05/04/11	—
JPMorgan Chase Bank	USD	879	HKD	6,826	05/04/11	—
JPMorgan Chase Bank	USD	88	HKD	687	06/15/11	—
JPMorgan Chase Bank	USD	221	HKD	1,719	06/15/11	—
JPMorgan Chase Bank	USD	2,518	HKD	19,588	06/15/11	5
JPMorgan Chase Bank	USD	1,126	JPY	93,046	06/15/11	21
JPMorgan Chase Bank	USD	473	SEK	2,993	06/15/11	21
JPMorgan Chase Bank	USD	1,837	SGD	2,256	05/04/11	7
JPMorgan Chase Bank	USD	75	SGD	93	06/15/11	1
JPMorgan Chase Bank	USD	161	SGD	201	06/15/11	3
JPMorgan Chase Bank	AUD	517	USD	540	06/15/11	(24)
JPMorgan Chase Bank	AUD	8,195	USD	8,711	07/29/11	(173)
JPMorgan Chase Bank	CHF	1,210	USD	1,386	05/03/11	(13)
JPMorgan Chase Bank	CHF	454	USD	506	06/15/11	(19)
JPMorgan Chase Bank	DKK	746	USD	145	06/15/11	(3)
JPMorgan Chase Bank	DKK	1,151	USD	220	06/15/11	(9)
JPMorgan Chase Bank	DKK	1,172	USD	230	06/15/11	(3)
JPMorgan Chase Bank	EUR	728	USD	1,080	05/04/11	1
JPMorgan Chase Bank	GBP	1,122	USD	1,822	06/15/11	(51)
JPMorgan Chase Bank	HKD	81	USD	10	06/15/11	—
JPMorgan Chase Bank	HKD	492	USD	63	06/15/11	—
JPMorgan Chase Bank	HKD	2,169	USD	278	06/15/11	(1)
JPMorgan Chase Bank	ILS	70	USD	20	06/15/11	—
JPMorgan Chase Bank	ILS	166	USD	48	06/15/11	(1)
JPMorgan Chase Bank	ILS	495	USD	138	06/15/11	(8)
JPMorgan Chase Bank	JPY	28,892	USD	354	05/09/11	(2)
JPMorgan Chase Bank	JPY	60,560	USD	748	06/15/11	2
JPMorgan Chase Bank	SGD	53	USD	41	06/15/11	(2)
JPMorgan Chase Bank	SGD	91	USD	72	06/15/11	(2)
JPMorgan Chase Bank	SGD	241	USD	188	06/15/11	(9)
Mellon Bank	USD	5,812	CAD	5,670	06/15/11	175

See accompanying notes which are an integral part of the financial statements.

60	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Mellon Bank	USD	10,501	JPY	868,400	06/15/11	207
Mellon Bank	CAD	149	USD	157	05/02/11	(1)
Northern Trust Co.	USD	68	EUR	46	05/03/11	—
Northern Trust Co.	CAD	208	USD	219	05/03/11	(1)
Royal Bank of Canada	USD	4,172	AUD	4,182	06/15/11	387
Royal Bank of Canada	USD	9,444	GBP	5,858	06/15/11	335
Royal Bank of Scotland PLC	USD	972	AUD	1,000	06/15/11	118
Royal Bank of Scotland PLC	USD	1,012	AUD	1,000	06/15/11	78
Royal Bank of Scotland PLC	USD	11,860	AUD	11,818	06/15/11	1,023
Royal Bank of Scotland PLC	USD	1,022	CAD	1,000	06/15/11	33
Royal Bank of Scotland PLC	USD	1,024	CAD	1,000	06/15/11	32
Royal Bank of Scotland PLC	USD	486	CHF	445	06/15/11	28
Royal Bank of Scotland PLC	USD	1,968	CHF	1,782	06/15/11	92
Royal Bank of Scotland PLC	USD	3,620	CHF	3,334	06/15/11	235
Royal Bank of Scotland PLC	USD	6,374	CHF	5,873	06/15/11	417
Royal Bank of Scotland PLC	USD	250	DKK	1,327	06/15/11	13
Royal Bank of Scotland PLC	USD	395	EUR	278	06/15/11	16
Royal Bank of Scotland PLC	USD	2,791	EUR	2,000	06/15/11	168
Royal Bank of Scotland PLC	USD	2,836	EUR	2,000	06/15/11	123
Royal Bank of Scotland PLC	USD	3,214	EUR	2,312	06/15/11	207
Royal Bank of Scotland PLC	USD	4,201	EUR	3,000	06/15/11	238
Royal Bank of Scotland PLC	USD	4,215	EUR	3,000	06/15/11	224
Royal Bank of Scotland PLC	USD	4,249	EUR	3,000	06/15/11	189
Royal Bank of Scotland PLC	USD	4,510	EUR	3,101	06/15/11	77
Royal Bank of Scotland PLC	USD	6,378	EUR	4,625	06/15/11	464
Royal Bank of Scotland PLC	USD	6,875	EUR	4,854	06/15/11	306
Royal Bank of Scotland PLC	USD	8,887	EUR	6,304	06/15/11	439
Royal Bank of Scotland PLC	USD	16,210	EUR	11,285	06/15/11	485
Royal Bank of Scotland PLC	USD	20,535	EUR	14,742	06/15/11	1,275
Royal Bank of Scotland PLC	USD	360	GBP	225	06/15/11	15
Royal Bank of Scotland PLC	USD	874	GBP	543	06/15/11	32
Royal Bank of Scotland PLC	USD	1,596	GBP	1,000	06/15/11	74
Royal Bank of Scotland PLC	USD	1,614	GBP	1,000	06/15/11	55
Royal Bank of Scotland PLC	USD	1,616	GBP	1,000	06/15/11	53
Royal Bank of Scotland PLC	USD	4,368	GBP	2,654	06/15/11	63
Royal Bank of Scotland PLC	USD	10,022	GBP	6,158	06/15/11	259
Royal Bank of Scotland PLC	USD	257	HKD	2,000	06/15/11	1
Royal Bank of Scotland PLC	USD	385	HKD	3,000	06/15/11	2
Royal Bank of Scotland PLC	USD	385	HKD	3,000	06/15/11	1
Royal Bank of Scotland PLC	USD	430	HKD	3,346	06/15/11	1
Royal Bank of Scotland PLC	USD	514	HKD	4,000	06/15/11	2
Royal Bank of Scotland PLC	USD	1,037	ILS	3,739	06/15/11	67
Royal Bank of Scotland PLC	USD	1,226	JPY	100,000	06/15/11	7
Royal Bank of Scotland PLC	USD	1,238	JPY	100,000	06/15/11	(5)
Royal Bank of Scotland PLC	USD	1,906	JPY	150,000	06/15/11	(56)
Royal Bank of Scotland PLC	USD	2,430	JPY	200,000	06/15/11	36
Royal Bank of Scotland PLC	USD	3,192	NOK	17,954	06/15/11	222
Royal Bank of Scotland PLC	USD	3,573	NOK	19,201	06/15/11	78
Royal Bank of Scotland PLC	USD	10,142	NOK	57,486	06/15/11	787
Royal Bank of Scotland PLC	USD	10,148	NOK	56,460	06/15/11	586
Royal Bank of Scotland PLC	USD	2,312	SEK	13,930	05/03/11	(6)
Royal Bank of Scotland PLC	USD	625	SEK	3,929	06/15/11	24
Royal Bank of Scotland PLC	USD	1,884	SEK	11,536	06/15/11	20

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	61

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	2,872	SEK	18,292	06/15/11	148
Royal Bank of Scotland PLC	USD	4,807	SEK	30,710	06/15/11	264
Royal Bank of Scotland PLC	USD	11,162	SEK	71,412	06/15/11	629
Royal Bank of Scotland PLC	USD	412	SGD	521	06/15/11	13
Royal Bank of Scotland PLC	CAD	1,726	USD	1,769	06/15/11	(54)
Royal Bank of Scotland PLC	CHF	531	USD	608	05/03/11	(6)
Royal Bank of Scotland PLC	CHF	479	USD	530	06/15/11	(24)
Royal Bank of Scotland PLC	CHF	4,857	USD	5,221	06/15/11	(395)
Royal Bank of Scotland PLC	CHF	6,091	USD	6,734	06/15/11	(310)
Royal Bank of Scotland PLC	CHF	7,456	USD	8,062	06/15/11	(561)
Royal Bank of Scotland PLC	CHF	7,671	USD	8,687	06/15/11	(183)
Royal Bank of Scotland PLC	DKK	5,377	USD	1,009	06/15/11	(58)
Royal Bank of Scotland PLC	EUR	1,277	USD	1,817	06/15/11	(73)
Royal Bank of Scotland PLC	EUR	5,008	USD	6,980	06/15/11	(429)
Royal Bank of Scotland PLC	EUR	11,208	USD	15,677	06/15/11	(904)
Royal Bank of Scotland PLC	GBP	1,018	USD	1,693	05/03/11	(7)
Royal Bank of Scotland PLC	GBP	225	USD	367	06/15/11	(9)
Royal Bank of Scotland PLC	GBP	1,584	USD	2,561	06/15/11	(84)
Royal Bank of Scotland PLC	GBP	6,047	USD	9,817	06/15/11	(279)
Royal Bank of Scotland PLC	JPY	589,514	USD	7,185	06/15/11	(83)
Royal Bank of Scotland PLC	NOK	2,978	USD	534	06/15/11	(32)
Royal Bank of Scotland PLC	NOK	27,214	USD	4,946	06/15/11	(228)
Royal Bank of Scotland PLC	NOK	61,681	USD	10,976	06/15/11	(751)
Royal Bank of Scotland PLC	SEK	16,356	USD	2,578	06/15/11	(122)
Royal Bank of Scotland PLC	SEK	26,456	USD	4,105	06/15/11	(264)
Royal Bank of Scotland PLC	SEK	27,346	USD	4,324	06/15/11	(191)
Royal Bank of Scotland PLC	SEK	42,889	USD	6,624	06/15/11	(458)
Societe Generale	USD	1,040	AUD	1,000	06/15/11	51
Societe Generale	USD	1,046	AUD	1,000	06/15/11	45
Societe Generale	USD	4,172	AUD	4,182	06/15/11	387
Societe Generale	USD	11,871	AUD	11,818	06/15/11	1,012
Societe Generale	USD	1,028	CAD	1,000	06/15/11	28
Societe Generale	USD	1,038	CAD	1,000	06/15/11	18
Societe Generale	USD	5,813	CAD	5,670	06/15/11	173
Societe Generale	USD	2,888	EUR	2,000	06/15/11	71
Societe Generale	USD	5,675	EUR	4,000	06/15/11	243
Societe Generale	USD	24,358	EUR	17,556	06/15/11	1,615
Societe Generale	USD	1,619	GBP	1,000	06/15/11	51
Societe Generale	USD	1,635	GBP	1,000	06/15/11	35
Societe Generale	USD	9,440	GBP	5,858	06/15/11	340
Societe Generale	USD	257	HKD	2,000	06/15/11	—
Societe Generale	USD	430	HKD	3,346	06/15/11	1
Societe Generale	USD	515	HKD	4,000	06/15/11	1
Societe Generale	USD	1,035	ILS	3,739	06/15/11	69
Societe Generale	USD	1,203	JPY	100,000	06/15/11	30
Societe Generale	USD	1,825	JPY	150,000	06/15/11	24
Societe Generale	USD	10,498	JPY	868,400	06/15/11	209
Societe Generale	USD	10,153	NOK	56,460	06/15/11	581
Societe Generale	USD	19,869	SEK	126,503	06/15/11	1,019
Societe Generale	USD	412	SGD	521	06/15/11	13
Societe Generale	CHF	7,456	USD	8,057	06/15/11	(565)
Societe Generale	DKK	5,377	USD	1,009	06/15/11	(59)
Societe Generale	EUR	11,208	USD	15,662	06/15/11	(920)

See accompanying notes which are an integral part of the financial statements.

62	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Societe Generale	JPY	589,514	USD	7,181	06/15/11	(88)
State Street Bank & Trust Co.	USD	1,040	AUD	1,000	06/15/11	50
State Street Bank & Trust Co.	USD	1,248	AUD	1,244	06/15/11	108
State Street Bank & Trust Co.	USD	1,505	AUD	1,500	06/15/11	130
State Street Bank & Trust Co.	USD	5	BRL	8	05/02/11	—
State Street Bank & Trust Co.	USD	5	BRL	8	05/02/11	—
State Street Bank & Trust Co.	USD	249	BRL	394	05/02/11	1
State Street Bank & Trust Co.	USD	257	BRL	402	05/02/11	(1)
State Street Bank & Trust Co.	USD	6	BRL	9	05/03/11	—
State Street Bank & Trust Co.	USD	7	BRL	10	05/03/11	—
State Street Bank & Trust Co.	USD	290	BRL	455	05/03/11	(1)
State Street Bank & Trust Co.	USD	323	BRL	506	05/03/11	(1)
State Street Bank & Trust Co.	USD	187	CAD	178	05/02/11	1
State Street Bank & Trust Co.	USD	817	CAD	775	05/02/11	2
State Street Bank & Trust Co.	USD	19	CAD	19	06/15/11	1
State Street Bank & Trust Co.	USD	1,040	CAD	1,000	06/15/11	16
State Street Bank & Trust Co.	USD	1,337	CAD	1,303	06/15/11	39
State Street Bank & Trust Co.	USD	2,056	CAD	2,000	06/15/11	55
State Street Bank & Trust Co.	USD	3,120	CHF	2,880	06/15/11	211
State Street Bank & Trust Co.	USD	278	DKK	1,402	05/02/11	—
State Street Bank & Trust Co.	USD	9	DKK	49	06/15/11	1
State Street Bank & Trust Co.	USD	14	DKK	71	06/15/11	1
State Street Bank & Trust Co.	USD	62	DKK	330	06/15/11	3
State Street Bank & Trust Co.	USD	296	EUR	201	05/02/11	1
State Street Bank & Trust Co.	USD	59	EUR	40	05/03/11	—
State Street Bank & Trust Co.	USD	294	EUR	199	05/03/11	—
State Street Bank & Trust Co.	USD	1,003	EUR	676	05/03/11	(2)
State Street Bank & Trust Co.	USD	1,017	EUR	686	05/03/11	(2)
State Street Bank & Trust Co.	USD	171	EUR	115	05/04/11	—
State Street Bank & Trust Co.	USD	23	EUR	16	06/15/11	—
State Street Bank & Trust Co.	USD	170	EUR	120	06/15/11	7
State Street Bank & Trust Co.	USD	199	EUR	139	06/15/11	7
State Street Bank & Trust Co.	USD	6,944	EUR	5,000	06/15/11	453
State Street Bank & Trust Co.	USD	285	GBP	172	05/04/11	2
State Street Bank & Trust Co.	USD	346	GBP	209	05/04/11	3
State Street Bank & Trust Co.	USD	651	GBP	393	05/04/11	6
State Street Bank & Trust Co.	USD	2,410	GBP	1,500	06/15/11	94
State Street Bank & Trust Co.	USD	2,581	GBP	1,584	06/15/11	63
State Street Bank & Trust Co.	USD	88	HKD	682	05/03/11	—
State Street Bank & Trust Co.	USD	22	HKD	170	06/15/11	—
State Street Bank & Trust Co.	USD	209	HKD	1,628	06/15/11	1
State Street Bank & Trust Co.	USD	257	HKD	2,000	06/15/11	1
State Street Bank & Trust Co.	USD	514	HKD	4,000	06/15/11	1
State Street Bank & Trust Co.	USD	56	ILS	197	06/15/11	2
State Street Bank & Trust Co.	USD	927	JPY	76,349	05/06/11	14
State Street Bank & Trust Co.	USD	158	JPY	12,850	05/09/11	1
State Street Bank & Trust Co.	USD	162	JPY	13,178	05/09/11	1
State Street Bank & Trust Co.	USD	2,445	JPY	200,000	06/15/11	21
State Street Bank & Trust Co.	USD	3,543	JPY	289,911	06/15/11	31
State Street Bank & Trust Co.	USD	766	SEK	4,650	05/02/11	4
State Street Bank & Trust Co.	USD	4,369	SEK	27,745	06/15/11	213
State Street Bank & Trust Co.	USD	895	ZAR	6,081	05/03/11	32
State Street Bank & Trust Co.	AUD	8,195	USD	8,711	07/29/11	(173)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	63

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	BRL	433	USD	273	05/02/11	(3)
State Street Bank & Trust Co.	BRL	1,364	USD	866	05/03/11	(1)
State Street Bank & Trust Co.	CAD	105	USD	111	05/04/11	—
State Street Bank & Trust Co.	CAD	1,669	USD	1,743	06/15/11	(19)
State Street Bank & Trust Co.	CAD	3,521	USD	3,592	06/15/11	(126)
State Street Bank & Trust Co.	CHF	1,215	USD	1,383	05/02/11	(21)
State Street Bank & Trust Co.	CHF	1,603	USD	1,826	05/02/11	(27)
State Street Bank & Trust Co.	CHF	1,010	USD	1,165	05/03/11	(3)
State Street Bank & Trust Co.	EUR	2	USD	2	05/02/11	—
State Street Bank & Trust Co.	EUR	109	USD	161	05/02/11	(2)
State Street Bank & Trust Co.	EUR	284	USD	421	05/02/11	—
State Street Bank & Trust Co.	EUR	553	USD	818	05/02/11	(2)
State Street Bank & Trust Co.	EUR	5,803	USD	8,029	06/15/11	(556)
State Street Bank & Trust Co.	GBP	1,853	USD	3,080	05/04/11	(15)
State Street Bank & Trust Co.	HKD	8,264	USD	1,064	05/03/11	(1)
State Street Bank & Trust Co.	HKD	2,906	USD	374	05/04/11	—
State Street Bank & Trust Co.	HKD	8,175	USD	1,052	05/04/11	—
State Street Bank & Trust Co.	HKD	2,115	USD	271	06/15/11	(1)
State Street Bank & Trust Co.	ILS	224	USD	63	06/15/11	(3)
State Street Bank & Trust Co.	JPY	27,091	USD	333	05/02/11	(1)
State Street Bank & Trust Co.	JPY	12,234	USD	149	05/06/11	(2)
State Street Bank & Trust Co.	JPY	2,314,025	USD	27,121	07/08/11	(1,415)
State Street Bank & Trust Co.	JPY	2,384,374	USD	28,049	07/08/11	(1,354)
State Street Bank & Trust Co.	SGD	10	USD	8	06/15/11	—
State Street Bank & Trust Co.	SGD	149	USD	117	06/15/11	(5)
UBS AG	USD	2,897	EUR	2,000	06/15/11	62
UBS AG	USD	1,628	GBP	1,000	06/15/11	42
UBS AG	USD	257	HKD	2,000	06/15/11	—
UBS AG	USD	1,192	JPY	100,000	06/15/11	41
UBS AG	AUD	1,000	USD	1,088	06/15/11	(2)
UBS AG	CAD	1,000	USD	1,053	06/15/11	(3)
UBS AG	EUR	1,000	USD	1,482	06/15/11	2
UBS AG	GBP	1,000	USD	1,667	06/15/11	(2)
UBS AG	JPY	100,000	USD	1,233	06/15/11	—
Westpac Banking Corp.	USD	4,169	AUD	4,182	06/15/11	390
Westpac Banking Corp.	USD	5,814	CAD	5,670	06/15/11	173
Westpac Banking Corp.	USD	24,358	EUR	17,556	06/15/11	1,615
Westpac Banking Corp.	USD	185	HKD	1,434	06/15/11	—
Westpac Banking Corp.	USD	87	ILS	304	06/15/11	2
Westpac Banking Corp.	USD	10,501	JPY	868,400	06/15/11	207
Westpac Banking Corp.	USD	132	SGD	167	06/15/11	4
Westpac Banking Corp.	DKK	572	USD	109	06/15/11	(5)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						17,297

See accompanying notes which are an integral part of the financial statements.

64	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Australia	$160,039	$—	$—	$160,039	2.9
Austria	3,773	—	—	3,773	0.1
Belgium	44,079	—	—	44,079	0.8
Bermuda	62,905	—	—	62,905	1.1
Brazil	81,833	—	—	81,833	1.5
Canada	257,323	—	—	257,323	4.7
Cayman Islands	65,114	—	—	65,114	1.2
China	35,073	—	—	35,073	0.6
Czech Republic	5,349	—	—	5,349	0.1
Denmark	59,498	—	—	59,498	1.1
Finland	47,545	—	—	47,545	0.9
France	450,260	—	—	450,260	8.2
Germany	347,302	—	—	347,302	6.4
Hong Kong	101,500	—	—	101,500	1.9
India	36,293	—	—	36,293	0.7
Indonesia	3,176	—	—	3,176	0.1
Ireland	28,686	—	—	28,686	0.5
Isle of Man	12,254	—	—	12,254	0.2
Israel	14,229	—	—	14,229	0.3
Italy	125,166	—	—	125,166	2.3
Japan	310	874,694	—	875,004	16.0
Luxembourg	27,557	—	—	27,557	0.5
Mauritius	8,410	—	—	8,410	0.2
Mexico	13,841	—	—	13,841	0.3
Netherlands	296,768	—	—	296,768	5.4
Netherlands Antilles	243	—	—	243	—	*
New Zealand	4,253	—	—	4,253	0.1
Norway	4,101	—	—	4,101	0.1
Panama	2,872	—	—	2,872	—	*
Russia	30,053	—	—	30,053	0.5
Singapore	49,463	—	—	49,463	0.9
South Africa	35,913	—	—	35,913	0.7
South Korea	67,059	—	—	67,059	1.2
Spain	152,133	—	—	152,133	2.8
Sweden	56,155	—	—	56,155	1.0
Switzerland	358,901	—	—	358,901	6.6
Taiwan	28,502	—	—	28,502	0.5
Thailand	2,461	—	—	2,461	—	*
Turkey	1,835	—	—	1,835	—	*
United Kingdom	84,238	860,243	212	944,693	17.3
United States	57,686	—	—	57,686	1.1
Virgin Islands, British	3,867	—	—	3,867	0.1
Preferred Stocks	6,246	—	—	6,246	0.1
Warrants & Rights	11,887	41	—	11,928	0.2
Short-Term Investments	—	373,829	—	373,829	6.9
Other Securities	—	616,735	—	616,735	11.3

Total Investments	3,246,151	2,725,542	212	5,971,905	109.4

Other Assets and Liabilities, Net					(9.4)

					100.0

Other Financial Instruments
Futures Contracts	15,732	—	—	15,732	0.3
Foreign Currency Exchange Contracts	(32)	17,329	—	17,297	0.3

Total Other Financial Instruments**	$15,700	$17,329	$—	$33,029

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	65

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings, continued — April 30, 2011 (Unaudited)

Amounts in thousands

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2011 were less than 1% of net assets.

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$37,683
Daily variation margin on futures contracts*	24,838	—

Total	$24,838	$37,683

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$20,386
Daily variation margin on futures contracts*	9,106	—

Total	$9,106	$20,386

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$16,204	$—
Foreign currency-related transactions	—	23,517

Total	$16,204	$23,517

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$9,668	$—
Foreign currency-related transactions	—	271

Total	$9,668	$271

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

66	Russell International Developed Markets Fund

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,149.60	$1,017.36
Expenses Paid During Period*	$7.99	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,145.80	$1,013.64
Expenses Paid During Period*	$11.97	$11.23

*	Expenses are equal to the Fund’s annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,149.30	$1,017.36
Expenses Paid During Period*	$7.99	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,150.00	$1,018.60
Expenses Paid During Period*	$6.66	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Global Equity Fund	67

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,151.10	$1,019.49
Expenses Paid During Period*	$5.71	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

68	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.7%
Australia - 0.9%
Brambles, Ltd.	1,137,500	8,391
Downer EDI, Ltd. (Æ)	561,800	2,278
Minara Resources, Ltd. (Ñ)	1,316,128	1,111
Newcrest Mining, Ltd.	297,624	13,522

		25,302

Belgium - 0.3%
Anheuser-Busch InBev NV (Ñ)	49,061	3,128
Delhaize Group SA	50,961	4,413

		7,541

Bermuda - 0.4%
African Minerals, Ltd. (Æ)	79,157	666
Axis Capital Holdings, Ltd.	56,100	1,984
China Hongxing Sports, Ltd. (Ñ)	6,320,000	592
Guoco Group, Ltd.	142,000	1,785
PartnerRe, Ltd. - ADR	33,200	2,668
Seadrill, Ltd. (Ñ)	108,182	3,833

		11,528

Brazil - 1.3%
BM&FBovespa SA	527,862	3,963
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (AE)(Å)	285,500	1,860
Centrais Eletricas Brasileiras SA - ADR (AE)(Ñ)	428,500	8,030
Itau Unibanco Holding SA - ADR	174,700	4,149
Lojas Renner SA	90,800	3,350
PDG Realty SA Empreendimentos e Participacoes	552,300	3,244
Petroleo Brasileiro SA - ADR	301,552	10,063
Profarma Distribuidora de Produtos Farmaceuticos SA	93,100	917
QGEP Participacoes SA (Æ)	178,574	2,441
Tam SA - ADR	54,400	1,136

		39,153

Canada - 3.3%
Bankers Petroleum, Ltd. (Æ)	259,000	2,272
Barrick Gold Corp.	465,100	23,725
Cameco Corp. Class A	386,000	11,379
Canadian National Railway Co.(Þ)	356,260	27,585
Dundee Precious Metals, Inc.	584	6
Gabriel Resources, Ltd. (Æ)	447,000	3,411
National Bank of Canada	57,800	4,786
Nexen, Inc.	75,300	1,990
Potash Corp. of Saskatchewan, Inc.	142,100	8,012
Ultra Petroleum Corp. (AE)(Ñ)	168,600	8,563
Uranium Participation Corp. (Æ)	593,100	4,131
Westjet Airlines, Ltd.	135,377	2,043

		97,903

Cayman Islands - 1.4%
Baidu, Inc. - ADR (Æ)	35,200	5,228

	Principal Amount ($) or Shares	Market Value $
Ctrip.com International, Ltd. - ADR (Æ)	152,343	7,422
Hengan International Group Co., Ltd. (Ñ)	538,500	4,202
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Ñ)	952,100	300
NagaCorp, Ltd.	4,192,000	999
New Oriental Education & Technology Group - ADR (Æ)	38,891	4,847
Sina Corp. (Æ)	20,100	2,708
Tencent Holdings, Ltd. (Ñ)	219,113	6,235
Wynn Macau, Ltd.	3,059,200	10,892

		42,833

China - 0.8%
Agricultural Bank of China, Ltd. Class H (Æ)	9,023,517	5,333
BBMG Corp. Class H	1,365,500	2,247
China Petroleum & Chemical Corp. Class H	2,791,300	2,811
China South Locomotive and Rolling Stock Corp.	1,243,000	1,372
Dongfeng Motor Group Co., Ltd. Class H	2,880,000	4,494
Industrial & Commercial Bank of China Class H	6,253,867	5,290
Want Want China Holdings, Ltd. (Ñ)	2,194,000	1,969

		23,516

Denmark - 0.3%
Carlsberg A/S Class B	9,903	1,176
Novo Nordisk A/S Class B	71,873	9,086

		10,262

Egypt - 0.1%
Egyptian Financial Group-Hermes Holding	548,700	1,614
Oriental Weavers (Æ)	485,824	2,573
Telecom Egypt - ADR	72,517	199

		4,386

France - 6.4%
Accor SA	102,500	4,555
Alcatel-Lucent - ADR (Æ)	295,843	1,907
Areva SA	72,058	3,321
BNP Paribas	64,997	5,144
Club Mediterranee SA (Æ)	83,666	1,950
Danone	303,319	22,218
EDF SA	403,600	16,992
Eutelsat Communications	203,445	8,776
Legrand SA - ADR	545,740	24,921
LVMH Moet Hennessy Louis Vuitton SA - ADR	163,409	29,347
Pernod-Ricard SA (Ñ)	95,557	9,604
PPR	9,531	1,705
Publicis Groupe SA - ADR	278,057	15,757
Sanofi-Aventis SA - ADR	114,112	9,025
Schneider Electric SA (Ñ)	96,564	17,063
Societe Generale	22,713	1,519
Thales SA	274,600	12,131
Total SA	96,345	6,168

		192,103

Russell Global Equity Fund	69

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 3.5%
Allianz SE (Ñ)	145,402	22,893
Brenntag AG (Æ)	12,934	1,590
Daimler AG	114,000	8,812
Deutsche Boerse AG	48,594	4,038
Deutsche Telekom AG	89,205	1,482
Linde AG	199,465	35,925
Merck KGaA (Ñ)	147,227	15,596
SAP AG - ADR	222,744	14,352

		104,688

Hong Kong - 0.3%
AIA Group, Ltd. (Æ)	624,658	2,103
Cathay Pacific Airways, Ltd. (Ñ)	1,409,800	3,518
CNOOC, Ltd.	844,864	2,085

		7,706

India - 0.7%
Axis Bank, Ltd.	147,300	4,286
Container Corp. of India	81,409	2,109
GMR Infrastructure, Ltd. (Æ)	2,680,102	2,288
Housing Development Finance Corp.	120,973	1,934
Kotak Mahindra Bank, Ltd.	193,466	1,882
Reliance Industries, Ltd.	221,347	4,925
United Spirits, Ltd.	116,603	2,731

		20,155

Indonesia - 0.3%
PT Medco Energi International Tbk (Æ)	4,460,000	1,432
Telekomunikasi Indonesia Tbk PT - ADR	175,000	6,325

		7,757

Ireland - 1.9%
Accenture PLC Class A	812,210	46,402
Ingersoll-Rand PLC (Ñ)	178,859	9,032

		55,434

Italy - 0.7%
Enel SpA	1,029,838	7,343
ERG SpA	656,575	9,700
Intesa Sanpaolo SpA	1,430,678	4,751

		21,794

Japan - 6.9%
77 Bank, Ltd. (The) (Ñ)	371,000	1,706
Ajinomoto Co., Inc.	195,000	2,147
Canon, Inc.	349,600	16,378
Chuo Mitsui Trust Holdings, Inc.	1,902,730	6,474
Daiwa Securities Group, Inc. (Ñ)	5,809,200	24,923
East Japan Railway Co.	188,191	10,382
Futaba Corp.	149,400	2,776
Honda Motor Co., Ltd.	115,100	4,527
Inpex Corp.	385	2,924
Japan Digital Laboratory Co., Ltd.	80,200	922
Japan Steel Works, Ltd. (The) (Ñ)	247,000	1,979

	Principal Amount ($) or Shares	Market Value $
Kamigumi Co., Ltd. (Ñ)	346,000	2,943
Kirin Holdings Co., Ltd.	255,000	3,546
Makita Corp. (Ñ)	122,500	5,595
Mitsubishi UFJ Financial Group, Inc.	1,158,700	5,528
Mitsui & Co., Ltd.	223,500	3,946
MS&AD Insurance Group Holdings	239,400	5,575
Nippon Electric Glass Co., Ltd. (Ñ)	401,200	6,049
Nippon Telegraph & Telephone Corp.	424,320	19,590
Nomura Holdings, Inc.	413,100	2,098
Panasonic Corp.	151,400	1,863
Rohm Co., Ltd. (Ñ)	294,300	17,706
Sankyo Co., Ltd. (Ñ)	49,100	2,536
Sanshin Electronics Co., Ltd.	215,900	1,802
Seven & I Holdings Co., Ltd.	205,100	5,115
Shin-Etsu Chemical Co., Ltd. (Ñ)	69,100	3,578
Sumitomo Mitsui Financial Group, Inc.	90,200	2,774
Sumitomo Osaka Cement Co., Ltd. (Ñ)	1,627,000	4,393
T&D Holdings, Inc.	60,200	1,478
Takeda Pharmaceutical Co., Ltd.	42,000	2,030
TKC (Ñ)	5,200	111
Toppan Printing Co., Ltd. (Ñ)	401,000	3,134
Toyo Suisan Kaisha, Ltd. (Ñ)	89,000	2,044
Toyota Motor Corp. (Ñ)	449,000	17,879
TV Asahi Corp.	1,862	2,830
West Japan Railway Co. (Ñ)	982	3,553
Yamada Denki Co., Ltd. (Ñ)	53,720	3,722

		206,556

Lebanon - 0.1%
Solidere - GDR	97,750	1,784

Luxembourg - 0.5%
ArcelorMittal	269,400	9,912
Stolt-Nielsen, Ltd. Class A (Ñ)	246,175	5,959

		15,871

Mexico - 0.4%
America Movil SAB de CV - ADR	63,797	3,649
Grupo Televisa SA - ADR (Æ)	313,300	7,432

		11,081

Netherlands - 2.2%
Akzo Nobel NV (Ñ)	301,566	23,423
Heineken NV (Ñ)	506,103	30,296
LyondellBasell Industries NV Class A (Æ)	148,364	6,602
Nielsen Holdings NV (Æ)	199,314	5,958
X5 Retail Group NV - GDR (Æ)	6,076	214

		66,493

Netherlands Antilles - 0.3%
Schlumberger, Ltd.	102,500	9,199

Norway - 0.3%
Norsk Hydro ASA (Ñ)	201,519	1,786
Statoil ASA - ADR (Ñ)	211,400	6,196

		7,982

70	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Panama - 0.6%
Carnival Corp.	464,600	17,687

Russia - 1.3%
Federal Hydrogenerating Co. JSC - ADR (Æ)	1,534,200	7,970
Gazprom OAO - ADR	492,796	8,318
Lukoil OAO - ADR	58,432	4,043
OGK-3 OJSC (Æ)	12,058,000	582
Polyus Gold OJSC - ADR	177,500	6,470
Rosneft Oil Co. - GDR	333,063	2,973
Sberbank of Russia	1,157,825	4,223
VTB Bank OJSC - GDR (Þ)	461,242	2,984

		37,563

Singapore - 0.1%
Singapore Telecommunications, Ltd.	1,532,000	3,905

Slovenia - 0.0%
Krka dd Novo mesto	3,665	323

South Africa - 0.4%
AngloGold Ashanti, Ltd. - ADR	73,784	3,762
Gold Fields, Ltd. - ADR	411,500	7,351
Simmer & Jack Mines, Ltd. - ADR(Æ)	9,971,456	1,215

		12,328

South Korea - 1.6%
Hyundai Heavy Industries Co., Ltd.	12,206	6,094
Hyundai Motor Co.	46,026	10,587
Korea Electric Power Corp. - ADR	440,300	5,328
KT Corp. - ADR	201,250	4,085
Samsung Electronics Co., Ltd.	19,220	16,016
SK Telecom Co., Ltd. - ADR	336,425	6,385

		48,495

Spain - 0.8%
Banco Santander SA - ADR(Ñ)	1,668,016	21,301
Repsol YPF SA - ADR	83,305	2,975

		24,276

Switzerland - 6.8%
Adecco SA	182,600	13,035
Cie Financiere Richemont SA	468,686	30,289
Credit Suisse Group AG	431,888	19,627
Givaudan SA(Æ)	12,925	14,374
Holcim, Ltd.	103,700	9,027
Julius Baer Group, Ltd.(Æ)	431,000	20,140
Nestle SA	704,593	43,742
Noble Corp.	88,200	3,794
Novartis AG	308,543	18,316
Swisscom AG	12,402	5,691
Syngenta AG	5,121	1,812
Transocean, Ltd.(Æ)	129,200	9,399
UBS AG(Æ)	647,000	12,933

		202,179

	Principal Amount ($) or Shares	Market Value $
Taiwan - 0.2%
HTC Corp.	119,000	5,402

Thailand - 0.0%
Bangkok Bank PCL	169,100	963

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR	150,200	2,223

United Arab Emirates - 0.2%
DP World, Ltd.(Æ)	8,294,605	5,557

United Kingdom - 8.6%
Anglo American PLC	328,679	17,132
Antofagasta PLC	91,100	2,080
ARM Holdings PLC	961,842	9,969
Aviva PLC	594,079	4,434
Barclays PLC	1,357,796	6,403
BG Group PLC	167,385	4,288
BP PLC	1,480,110	11,436
Diageo PLC	1,513,865	30,799
Enterprise Inns PLC(Æ)	1,552,339	2,471
Experian PLC	852,287	11,481
GlaxoSmithKline PLC - ADR	160,266	3,495
HSBC Holdings PLC	437,550	4,790
Imperial Tobacco Group PLC	227,940	8,022
Marks & Spencer Group PLC	736,469	4,773
Next PLC	42,865	1,602
Pearson PLC	246,406	4,737
Punch Taverns PLC - ADR	1,435,797	1,879
Reckitt Benckiser Group PLC	457,874	25,422
Reed Elsevier PLC	1,141,000	10,101
Rio Tinto PLC - ADR	119	9
Rolls-Royce Group PLC Class C(Æ)	177,662,784	297
Rolls-Royce Group PLC(Æ)	1,850,654	19,830
Royal Dutch Shell PLC Class B	241,444	9,385
Standard Chartered PLC	343,282	9,513
Tesco PLC	2,153,890	14,519
Tullow Oil PLC	231,762	5,547
Vodafone Group PLC - ADR	3,688,397	10,572
Weir Group PLC (The)	97,142	3,122
Wolseley PLC	43,778	1,585
WPP PLC	1,337,795	17,463

		257,156

United States - 39.6%
3M Co.	199,880	19,430
Abbott Laboratories	50,000	2,602
Aetna, Inc.	152,800	6,323
Amazon.com, Inc.(Æ)	70,300	13,814
Amgen, Inc.(Æ)	139,633	7,938
Apache Corp.	48,600	6,482
Apple, Inc.(Æ)	133,783	46,587
Applied Materials, Inc.	1,172,000	18,389
Arch Coal, Inc.	270,132	9,265
AutoZone, Inc.(Æ)	27,700	7,822
Bank of America Corp.	230,767	2,834

Russell Global Equity Fund	71

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of New York Mellon Corp. (The)	1,263,350	36,587
Baxter International, Inc.	171,000	9,730
Bed Bath & Beyond, Inc. (Æ)	111,000	6,229
Best Buy Co., Inc.	134,800	4,208
Boeing Co. (The)	272,500	21,740
Broadcom Corp. Class A	262,000	9,217
Cablevision Systems Corp. Class A	116,300	4,097
Calpine Corp. (Æ)	382,500	6,407
Caterpillar, Inc.	24,900	2,874
Chesapeake Energy Corp.	115,473	3,888
Chevron Corp.	86,300	9,445
Cimarex Energy Co.	55,500	6,138
Cisco Systems, Inc.	1,156,250	20,304
Citigroup, Inc. (Æ)	917,710	4,212
Corning, Inc.	328,200	6,872
Crown Castle International Corp. (Æ)	145,300	6,228
CTC Media, Inc.	121,000	2,852
Dentsply International, Inc.	425,380	15,969
Devon Energy Corp.	86,547	7,876
Discover Financial Services	165,300	4,106
Edison International	109,200	4,288
Edwards Lifesciences Corp. (Æ)	55,500	4,792
Eli Lilly & Co.	529,800	19,608
EMC Corp. (Æ)	257,037	7,284
Emerson Electric Co.	156,400	9,503
EOG Resources, Inc.	86,400	9,755
Exelon Corp.	309,378	13,040
Forest Laboratories, Inc. (Æ)	72,400	2,401
Franklin Resources, Inc.	188,700	24,365
General Dynamics Corp.	54,900	3,998
General Electric Co.	207,900	4,252
General Motors Co. (Æ)	399,170	12,809
Goldman Sachs Group, Inc. (The)	140,334	21,192
Google, Inc. Class A (Æ)	48,100	26,171
Halliburton Co.	287,149	14,495
Hasbro, Inc.	130,400	6,108
HCA Holdings, Inc. (Æ)	297,620	9,762
Hewlett-Packard Co.	109,700	4,429
Honeywell International, Inc.	339,190	20,769
Hubbell, Inc. Class B	49,800	3,485
iLinc Communications, Inc. (Æ) (Ñ)	1,668,263	2,194
Illinois Tool Works, Inc.	192,800	11,261
Intel Corp.	1,567,400	36,348
International Business Machines Corp.	51,000	8,700
Johnson & Johnson	48,100	3,161
Johnson Controls, Inc.	109,016	4,470
JPMorgan Chase & Co.	947,223	43,222
Juniper Networks, Inc. (Æ)	239,600	9,184
Kroger Co. (The)	41,000	997
Laboratory Corp. of America Holdings (Æ)	65,000	6,271
Lockheed Martin Corp.	138,118	10,946
Mastercard, Inc. Class A	86,200	23,782
Medtronic, Inc.	537,990	22,461
MercadoLibre, Inc. (Ñ)	29,500	2,696
Merck & Co., Inc.	211,600	7,607
MetLife, Inc.	112,300	5,254
Microsoft Corp.	570,800	14,852

	Principal Amount ($) or Shares	Market Value $
MSCI, Inc. Class A (Æ)	93,900	3,331
Murphy Oil Corp.	80,300	6,222
National Oilwell Varco, Inc.	143,800	11,028
Newfield Exploration Co. (Æ)	126,339	8,945
Newmont Mining Corp.	333,100	19,523
NYSE Euronext	77,300	3,096
Old Republic International Corp.	166,000	2,103
Omnicom Group, Inc.	444,150	21,848
Oracle Corp.	678,070	24,444
PACCAR, Inc.	180,534	9,588
Pfizer, Inc.	209,900	4,399
Praxair, Inc.	271,700	28,914
QUALCOMM, Inc.	448,300	25,481
Range Resources Corp.	249,700	14,096
Sotheby’s Class A	189,686	9,583
SPDR S&P 500 ETF Trust	87,546	11,953
SPX Corp.	100,968	8,729
Starwood Hotels & Resorts Worldwide, Inc. (ö)	153,969	9,172
TJX Cos., Inc.	86,751	4,652
Travelers Cos., Inc. (The)	65,200	4,126
Tyson Foods, Inc. Class A	214,400	4,267
United Parcel Service, Inc. Class B	176,870	13,260
Valero Energy Corp.	115,100	3,257
Vanguard MSCI Emerging Markets ETF	22,300	1,128
Veeco Instruments, Inc. (Æ)(Ñ)	56,091	2,868
Viacom, Inc. Class A	158,303	8,099
Visa, Inc. Class A	171,300	13,382
VMware, Inc. Class A (Æ)	34,099	3,254
Walgreen Co.	602,060	25,720
Wal-Mart Stores, Inc.	148,000	8,137
Walt Disney Co. (The)	704,810	30,377
Walter Energy, Inc. Class A	49,655	6,863
Waters Corp. (Æ)	268,340	26,297
WellPoint, Inc.	184,900	14,198
Wells Fargo & Co.	455,400	13,257
Western Digital Corp. (Æ)	55,200	2,197
Whole Foods Market, Inc.	79,837	5,011
X5 Retail Group NV - GDR (Æ)	68,338	2,409

		1,181,591

Virgin Islands, British - 0.1%
Justice Holdings, Ltd. (Æ)	104,726	1,734

Total Common Stocks (cost $2,304,751)		2,792,409

Preferred Stocks - 0.4%
Brazil - 0.1%
Investimentos Itau SA	553,600	4,275

France - 0.0%
Areva SA (Æ)	4,625	210

Germany - 0.3%
Volkswagen AG (Ñ)	38,619	7,608

Total Preferred Stocks (cost $9,354)		12,093

72	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 5.2%
United States - 5.2%
Russell U.S. Cash Management Fund	155,323,194	(¥)	155,323

Total Short-Term Investments (cost $155,323)			155,323

Other Securities - 6.2%
Russell Investment Company Liquidating Trust (×)	2,565,013	(¥)	2,606
Russell U.S. Cash Collateral Fund (×)	182,350,636	(¥)	182,351

Total Other Securities (cost $184,916)			184,957

Total Investments- 105.5% (identified cost $2,654,344)			3,144,782

Other Assets and Liabilities, Net - (5.5%)			(162,774)

Net Assets - 100.0%			2,982,008

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	73

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Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
CAC 40 Index Futures (France)	250	EUR	10,135	05/11	449
DAX Index Futures (Germany)	51	EUR	9,600	06/11	704
EURO STOXX 50 Index Futures (EMU)	210	EUR	6,189	06/11	454
FTSE-100 Index Futures (UK)	150	GBP	9,050	06/11	664
Hang Seng Index Futures (Hong Kong)	18	HKD	21,137	05/11	(37)
OMX 30 Index Futures (Sweden)	135	SEK	15,633	05/11	84
S&P 500 E-Mini Index (CME)	990	USD	67,305	06/11	2,359
S&P 500 Index (CME)	40	USD	13,597	06/11	498
S&P Midcap 400 E-Mini Index (CME)	72	USD	7,297	06/11	196
S&P TSE 60 Index Futures (Canada)	54	CAD	8,607	06/11	124
SPI 200 Index Futures (Australia)	48	AUD	5,770	06/11	192
TOPIX Index Futures (Japan)	140	JPY	1,194,900	06/11	(865)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					4,822

See accompanying notes which are an integral part of the financial statements.

74	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	100	AUD	100	06/15/11	9
Bank of America	USD	205	CAD	200	06/15/11	6
Bank of America	USD	1,399	EUR	1,000	06/15/11	80
Bank of America	USD	486	GBP	300	06/15/11	14
Bank of America	USD	129	HKD	1,000	06/15/11	—
Bank of America	USD	732	JPY	60,000	06/15/11	8
BNP Paribas	USD	1,276	AUD	1,279	06/15/11	118
BNP Paribas	USD	1,780	CAD	1,737	06/15/11	54
BNP Paribas	USD	7,596	EUR	5,476	06/15/11	505
BNP Paribas	USD	2,942	GBP	1,825	06/15/11	106
BNP Paribas	USD	756	HKD	5,880	06/15/11	1
BNP Paribas	USD	3,187	JPY	263,600	06/15/11	64
Brown Brothers Harriman & Co.	USD	217	AUD	200	06/15/11	1
Brown Brothers Harriman & Co.	USD	210	CAD	200	06/15/11	1
Brown Brothers Harriman & Co.	USD	333	GBP	200	06/15/11	1
Brown Brothers Harriman & Co.	USD	129	HKD	1,000	06/15/11	—
Brown Brothers Harriman & Co.	USD	25	JPY	2,000	06/15/11	—
Brown Brothers Harriman & Co.	USD	166	SEK	1,000	06/15/11	—
Brown Brothers Harriman & Co.	AUD	1,426	USD	1,549	05/02/11	(14)
Credit Suisse First Boston	USD	210	AUD	200	06/15/11	8
Credit Suisse First Boston	USD	104	CAD	100	06/15/11	2
Credit Suisse First Boston	USD	721	EUR	500	06/15/11	19
Credit Suisse First Boston	USD	163	GBP	100	06/15/11	4
Credit Suisse First Boston	USD	129	HKD	1,000	06/15/11	—
Credit Suisse First Boston	USD	361	JPY	30,000	06/15/11	9
Credit Suisse First Boston	USD	1,737	SEK	11,000	06/15/11	79
Credit Suisse First Boston	CAD	200	USD	205	06/15/11	(6)
Credit Suisse First Boston	EUR	1,800	USD	2,551	06/15/11	(112)
Credit Suisse First Boston	GBP	200	USD	320	06/15/11	(14)
Credit Suisse First Boston	HKD	500	USD	64	06/15/11	—
Credit Suisse First Boston	JPY	15,000	USD	181	06/15/11	(4)
Deutsche Bank AG	USD	196	AUD	200	06/15/11	22
Deutsche Bank AG	USD	203	CAD	200	06/15/11	8
Deutsche Bank AG	USD	1,398	EUR	1,000	06/15/11	81
Deutsche Bank AG	USD	482	GBP	300	06/15/11	19
Deutsche Bank AG	USD	2,942	GBP	1,825	06/15/11	105
Deutsche Bank AG	USD	756	HKD	5,880	06/15/11	2
Deutsche Bank AG	USD	990	JPY	80,000	06/15/11	(3)
HSBC Bank PLC	USD	199	AUD	200	06/15/11	19
HSBC Bank PLC	USD	1,275	AUD	1,279	06/15/11	119
HSBC Bank PLC	USD	205	CAD	200	06/15/11	6
HSBC Bank PLC	USD	1,781	CAD	1,737	06/15/11	53
HSBC Bank PLC	USD	555	EUR	400	06/15/11	37
HSBC Bank PLC	USD	1,745	EUR	1,200	06/15/11	30
HSBC Bank PLC	USD	7,595	EUR	5,476	06/15/11	506
HSBC Bank PLC	USD	161	GBP	100	06/15/11	6
HSBC Bank PLC	USD	2,942	GBP	1,825	06/15/11	105
HSBC Bank PLC	USD	64	HKD	500	06/15/11	—
HSBC Bank PLC	USD	756	HKD	5,880	06/15/11	1
HSBC Bank PLC	USD	242	JPY	20,000	06/15/11	5
HSBC Bank PLC	USD	3,185	JPY	263,600	06/15/11	65
JPMorgan Chase Bank	USD	214	AUD	200	06/15/11	4
JPMorgan Chase Bank	USD	207	CAD	200	06/15/11	4
JPMorgan Chase Bank	USD	711	EUR	500	06/15/11	29

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	75

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	7,598	EUR	5,476	06/15/11	503
JPMorgan Chase Bank	USD	322	GBP	200	06/15/11	12
JPMorgan Chase Bank	USD	330	GBP	200	06/15/11	4
JPMorgan Chase Bank	USD	756	HKD	5,880	06/15/11	1
JPMorgan Chase Bank	USD	244	JPY	20,000	06/15/11	2
JPMorgan Chase Bank	USD	238	SEK	1,500	06/15/11	10
Mellon Bank	USD	209	AUD	200	06/15/11	9
Mellon Bank	USD	313	CAD	300	06/15/11	4
Mellon Bank	USD	1,781	CAD	1,737	06/15/11	53
Mellon Bank	USD	1,153	EUR	800	06/15/11	30
Mellon Bank	USD	327	GBP	200	06/15/11	7
Mellon Bank	USD	129	HKD	1,000	06/15/11	—
Mellon Bank	USD	3,188	JPY	263,600	06/15/11	63
Mellon Bank	USD	128	SEK	800	06/15/11	4
Royal Bank of Canada	USD	1,276	AUD	1,279	06/15/11	118
Royal Bank of Canada	USD	2,943	GBP	1,825	06/15/11	105
Royal Bank of Scotland PLC	USD	203	AUD	200	06/15/11	15
Royal Bank of Scotland PLC	USD	298	AUD	300	06/15/11	29
Royal Bank of Scotland PLC	USD	314	CAD	300	06/15/11	2
Royal Bank of Scotland PLC	USD	407	CAD	400	06/15/11	15
Royal Bank of Scotland PLC	USD	409	CAD	400	06/15/11	14
Royal Bank of Scotland PLC	USD	138	EUR	100	06/15/11	10
Royal Bank of Scotland PLC	USD	580	EUR	400	06/15/11	12
Royal Bank of Scotland PLC	USD	1,406	EUR	1,000	06/15/11	73
Royal Bank of Scotland PLC	USD	328	GBP	200	06/15/11	6
Royal Bank of Scotland PLC	USD	640	GBP	400	06/15/11	28
Royal Bank of Scotland PLC	USD	640	GBP	400	06/15/11	27
Royal Bank of Scotland PLC	USD	129	HKD	1,000	06/15/11	—
Royal Bank of Scotland PLC	USD	257	HKD	2,000	06/15/11	1
Royal Bank of Scotland PLC	USD	245	JPY	20,000	06/15/11	2
Royal Bank of Scotland PLC	USD	485	JPY	40,000	06/15/11	8
Royal Bank of Scotland PLC	AUD	600	USD	612	06/15/11	(42)
Royal Bank of Scotland PLC	CAD	600	USD	614	06/15/11	(20)
Royal Bank of Scotland PLC	EUR	1,200	USD	1,688	06/15/11	(87)
Royal Bank of Scotland PLC	GBP	800	USD	1,278	06/15/11	(58)
Societe Generale	USD	208	AUD	200	06/15/11	10
Societe Generale	USD	1,276	AUD	1,279	06/15/11	118
Societe Generale	USD	206	CAD	200	06/15/11	5
Societe Generale	USD	1,781	CAD	1,737	06/15/11	53
Societe Generale	USD	1,135	EUR	800	06/15/11	49
Societe Generale	USD	7,598	EUR	5,476	06/15/11	504
Societe Generale	USD	324	GBP	200	06/15/11	10
Societe Generale	USD	2,941	GBP	1,825	06/15/11	106
Societe Generale	USD	243	JPY	20,000	06/15/11	3
Societe Generale	USD	3,187	JPY	263,600	06/15/11	64
Societe Generale	USD	158	SEK	1,000	06/15/11	7
Societe Generale	AUD	2,000	USD	2,030	06/15/11	(150)
Societe Generale	CAD	3,000	USD	3,067	06/15/11	(100)
Societe Generale	EUR	10,000	USD	14,048	06/15/11	(746)
Societe Generale	GBP	3,000	USD	4,787	06/15/11	(221)
Societe Generale	HKD	9,500	USD	1,220	06/15/11	(4)
Societe Generale	JPY	490,000	USD	5,953	06/15/11	(89)
State Street Bank & Trust Co.	USD	11,614	AUD	10,865	05/16/11	248
State Street Bank & Trust Co.	USD	201	AUD	200	06/15/11	17

See accompanying notes which are an integral part of the financial statements.

76	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	205	AUD	200	06/15/11	13
State Street Bank & Trust Co.	USD	21,200	CAD	20,204	05/16/11	92
State Street Bank & Trust Co.	USD	308	CAD	300	06/15/11	8
State Street Bank & Trust Co.	USD	310	CAD	300	06/15/11	7
State Street Bank & Trust Co.	USD	13,839	CHF	12,166	05/16/11	198
State Street Bank & Trust Co.	USD	317	EUR	214	05/03/11	—
State Street Bank & Trust Co.	USD	43	EUR	29	05/16/11	—
State Street Bank & Trust Co.	USD	1,638	EUR	1,109	05/16/11	5
State Street Bank & Trust Co.	USD	22,744	EUR	15,592	05/16/11	356
State Street Bank & Trust Co.	USD	1,421	EUR	1,000	06/15/11	58
State Street Bank & Trust Co.	USD	2,778	EUR	2,000	06/15/11	181
State Street Bank & Trust Co.	USD	53	GBP	32	05/05/11	—
State Street Bank & Trust Co.	USD	83	GBP	50	05/05/11	—
State Street Bank & Trust Co.	USD	148	GBP	89	05/05/11	1
State Street Bank & Trust Co.	USD	254	GBP	153	05/05/11	1
State Street Bank & Trust Co.	USD	382	GBP	229	05/05/11	1
State Street Bank & Trust Co.	USD	323	GBP	200	06/15/11	11
State Street Bank & Trust Co.	USD	643	GBP	400	06/15/11	25
State Street Bank & Trust Co.	USD	128	HKD	1,000	06/15/11	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	06/15/11	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	06/15/11	—
State Street Bank & Trust Co.	USD	1,061	ILS	3,629	05/16/11	13
State Street Bank & Trust Co.	USD	68	JPY	5,572	05/16/11	—
State Street Bank & Trust Co.	USD	603	JPY	50,000	06/15/11	13
State Street Bank & Trust Co.	USD	611	JPY	50,000	06/15/11	5
State Street Bank & Trust Co.	USD	1,192	JPY	100,000	06/15/11	41
State Street Bank & Trust Co.	USD	5,955	SEK	36,448	05/16/11	83
State Street Bank & Trust Co.	USD	2,193	SGD	2,711	05/16/11	24
State Street Bank & Trust Co.	AUD	200	USD	205	06/15/11	(13)
State Street Bank & Trust Co.	CAD	300	USD	308	06/15/11	(8)
State Street Bank & Trust Co.	DKK	38,420	USD	7,516	05/16/11	(117)
State Street Bank & Trust Co.	EUR	3	USD	5	05/02/11	—
State Street Bank & Trust Co.	EUR	800	USD	1,128	06/15/11	(55)
State Street Bank & Trust Co.	GBP	10,283	USD	16,966	05/16/11	(197)
State Street Bank & Trust Co.	GBP	300	USD	482	06/15/11	(19)
State Street Bank & Trust Co.	HKD	127	USD	16	05/03/11	—
State Street Bank & Trust Co.	HKD	138	USD	18	05/04/11	—
State Street Bank & Trust Co.	HKD	611	USD	79	05/04/11	—
State Street Bank & Trust Co.	HKD	1,938	USD	249	05/04/11	—
State Street Bank & Trust Co.	HKD	137,670	USD	17,711	05/16/11	(14)
State Street Bank & Trust Co.	HKD	1,000	USD	129	06/15/11	—
State Street Bank & Trust Co.	JPY	70,000	USD	845	06/15/11	(18)
State Street Bank & Trust Co.	NOK	28,588	USD	5,333	05/16/11	(116)
UBS AG	USD	208	CAD	200	06/15/11	4
UBS AG	USD	579	EUR	400	06/15/11	12
UBS AG	USD	163	GBP	100	06/15/11	4
UBS AG	USD	64	HKD	500	06/15/11	—
Westpac Banking Corp.	USD	209	AUD	200	06/15/11	9
Westpac Banking Corp.	USD	1,275	AUD	1,279	06/15/11	119
Westpac Banking Corp.	USD	1,781	CAD	1,737	06/15/11	53
Westpac Banking Corp.	USD	7,598	EUR	5,476	06/15/11	504
Westpac Banking Corp.	USD	490	GBP	300	06/15/11	10
Westpac Banking Corp.	USD	355	JPY	30,000	06/15/11	15
Westpac Banking Corp.	USD	3,188	JPY	263,600	06/15/11	63

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						4,378

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	77

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Australia	$25,302	$—	$—	$25,302	0.9
Belgium	7,541	—	—	7,541	0.3
Bermuda	10,936	—	592	11,528	0.4
Brazil	39,153	—	—	39,153	1.3
Canada	96,331	—	1,572	97,903	3.3
Cayman Islands	42,833	—	—	42,833	1.4
China	23,516	—	—	23,516	0.8
Denmark	10,262	—	—	10,262	0.3
Egypt	4,386	—	—	4,386	0.1
France	192,103	—	—	192,103	6.4
Germany	104,688	—	—	104,688	3.5
Hong Kong	7,706	—	—	7,706	0.3
India	20,155	—	—	20,155	0.7
Indonesia	7,757	—	—	7,757	0.3
Ireland	55,434	—	—	55,434	1.9
Italy	21,794	—	—	21,794	0.7
Japan	206,556	—	—	206,556	6.9
Lebanon	1,784	—	—	1,784	0.1
Luxembourg	15,871	—	—	15,871	0.5
Mexico	11,081	—	—	11,081	0.4
Netherlands	66,493	—	—	66,493	2.2
Netherlands Antilles	9,199	—	—	9,199	0.3
Norway	7,982	—	—	7,982	0.3
Panama	17,687	—	—	17,687	0.6
Russia	37,563	—	—	37,563	1.3
Singapore	3,905	—	—	3,905	0.1
Slovenia	323	—	—	323	—	*
South Africa	12,328	—	—	12,328	0.4
South Korea	48,495	—	—	48,495	1.6
Spain	24,276	—	—	24,276	0.8
Switzerland	202,179	—	—	202,179	6.8
Taiwan	5,402	—	—	5,402	0.2
Thailand	963	—	—	963	—	*
Turkey	2,223	—	—	2,223	0.1
United Arab Emirates	5,557	—	—	5,557	0.2
United Kingdom	256,859	—	297	257,156	8.6
United States	1,181,591	—	—	1,181,591	39.6
Virgin Islands, British	1,734	—	—	1,734	0.1
Preferred Stocks	12,093	—	—	12,093	0.4
Short-Term Investments	—	155,323	—	155,323	5.2
Other Securities	—	184,957	—	184,957	6.2

Total Investments	2,802,041	340,280	2,461	3,144,782	105.5

Other Assets and Liabilities, Net					(5.5)

					100.0

Other Financial Instruments
Futures Contracts	4,822	—	—	4,822	0.2
Foreign Currency Exchange Contracts	(11)	4,389	—	4,378	0.1

Total Other Financial Instruments**	$4,811	$4,389	$—	$9,200

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the financial statements.

78	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings, continued — April 30, 2011 (Unaudited)

Amounts in thousands

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2011 were less than 1% of net assets.

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$6,605
Daily variation margin on futures contracts*	5,724	—

Total	$5,724	$6,605

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$2,227
Daily variation margin on futures contracts*	902	—

Total	$902	$2,227

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$16,526	$—
Foreign currency-related transactions	—	8,874

Total	$16,518	$8,874

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(3)	$—
Foreign currency-related transactions	—	6

Total	$6	$6

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	79

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,090.30	$1,016.02
Expenses Paid During Period*	$9.17	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,086.20	$1,012.30
Expenses Paid During Period*	$13.04	$12.57

*	Expenses are equal to the Fund’s annualized expense ratio of 2.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,090.60	$1,016.02
Expenses Paid During Period*	$9.17	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,091.70	$1,017.26
Expenses Paid During Period*	$7.88	$7.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

80	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,092.60	$1,018.10
Expenses Paid During Period*	$7.00	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Emerging Markets Fund	81

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 87.2%
Argentina - 0.0%
Banco Macro SA - ADR	27,933	1,033

Austria - 0.1%
Vienna Insurance Group (Ñ)	29,798	1,779

Bermuda - 0.8%
Central European Media Enterprises, Ltd. Class A (AE)(Ñ)	160,490	3,677
Cosan, Ltd. Class A	172,200	2,144
Credicorp, Ltd.	34,400	3,320
Haier Electronics Group Co., Ltd. (AE)	751,000	930
IT, Ltd.	576,000	463
Li & Fung, Ltd.	712,000	3,640
Skyworth Digital Holdings, Ltd.	2,270,000	1,447

		15,621

Brazil - 9.2%
All America Latina Logistica SA	122,000	1,008
Amil Participacoes SA	146,554	1,803
Anhanguera Educacional Participacoes SA	157,615	3,507
B2W Cia Global Do Varejo	43,500	597
B2W Cia Global Do Varejo (AE)	18,244	256
Banco Bradesco SA - ADR	392,007	7,930
Banco do Brasil SA	608,130	11,206
Banco Santander Brasil SA - ADR	586,446	6,809
Banco Santander Brasil SA (AE)	193,530	2,227
Brasil Telecom SA	65,224	699
Braskem SA - ADR	40,500	1,208
BRF - Brasil Foods SA - ADR (AE)	57,700	1,195
Brookfield Incorporacoes SA	678,500	3,774
Centrais Eletricas Brasileiras SA (AE)	184,200	2,681
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	101,434	4,611
Cia de Bebidas das Americas - ADR	230,400	7,506
Cia de Saneamento Basico do Estado de Sao Paulo (AE)	260,640	7,550
Cia de Saneamento de Minas Gerais-COPASA (AE)	75,500	1,377
Cia Energetica de Minas Gerais - ADR	117,240	2,447
Cia Hering	48,000	1,039
Cia Paranaense de Energia - ADR (AE)	60,422	1,666
Cia Siderurgica Nacional SA	255,172	3,967
Cosan SA Industria e Comercio	69,400	1,068
CPFL Energia SA - ADR (Ñ)	19,904	1,760
Cyrela Brazil Realty SA Empreendimentos e Participacoes	331,800	3,482
Diagnosticos da America SA(AE)	119,000	1,592
Embraer SA - ADR (AE)	52,600	1,708
Fibria Celulose SA - ADR	97,800	1,579
Gol Linhas Aereas Inteligentes SA - ADR (AE)	78,200	1,114
Hypermarcas SA (AE)	371,200	4,979
Itau Unibanco Holding SA - ADR	208,014	4,940
Lojas Renner SA	45,849	1,692
Marfrig Alimentos SA	79,562	819

	Principal Amount ($) or Shares	Market Value $
Natura Cosmeticos SA	272,500	7,673
Odontoprev SA	63,000	1,017
OGX Petroleo e Gas Participacoes SA (AE)	271,484	2,915
Petroleo Brasileiro SA - ADR	795,839	28,610
Petroleo Brasileiro SA	12,400	228
Porto Seguro SA	57,000	960
Redecard SA	180,200	2,606
Rossi Residencial SA	303,300	2,844
Santos Brasil Participacoes SA	63,300	1,213
Souza Cruz SA	263,500	2,963
Sul America SA	159,700	2,051
Tele Norte Leste Participacoes SA - ADR	21,311	363
Tim Participacoes SA - ADR (AE)	47,862	2,258
Tractebel Energia SA	118,595	2,078
Vale SA Class B - ADR (Ñ)	922,579	29,121
Vivo Participacoes SA - ADR	27,400	1,146

		187,842

Canada - 0.4%
First Quantum Minerals, Ltd. (Ñ)	56,725	8,084

Cayman Islands - 3.7%
Alibaba.com, Ltd. (Ñ)	75,500	134
ASM Pacific Technology, Ltd. (Ñ)	253,300	3,405
Baidu, Inc. - ADR (AE)	43,200	6,416
China Forestry Holdings Co., Ltd. (Ñ)	1,692,100	643
China Liansu Group Holdings, Ltd. (AE)(Ñ)	4,096,200	3,813
China Mengniu Dairy Co., Ltd.	146,000	448
China Rare Earth Holdings, Ltd. (AE)	1,938,000	836
Daphne International Holdings, Ltd. (Ñ)	1,500,000	1,201
Focus Media Holding, Ltd. - ADR (AE)	29,500	1,037
GCL-Poly Energy Holdings, Ltd.	1,937,000	1,384
Hengan International Group Co., Ltd.	479,000	3,738
Hidili Industry International Development, Ltd. (Ñ)	1,618,000	1,636
International Mining Machinery Holdings, Ltd. (AE)(Ñ)	1,303,500	1,343
Ju Teng International Holdings, Ltd.	1,151,000	379
Li Ning Co., Ltd. (Ñ)	1,186,270	2,032
Melco Crown Entertainment, Ltd. - ADR (AE)	647,900	6,958
MIE Holdings Corp.	2,089,438	1,111
Mongolian Mining Corp. (AE)	490,000	574
New Oriental Education & Technology Group - ADR (AE)	40,000	4,986
Pacific Textile Holdings, Ltd.	1,258,000	815
Parkson Retail Group, Ltd. (Ñ)	1,585,308	2,433
Real Gold Mining, Ltd. (Ñ)	633,000	900
Shenzhou International Group Holdings, Ltd.	502,000	583
Sina Corp. (AE)(Ñ)	21,500	2,897
Soho China, Ltd. (Ñ)	1,740,500	1,504
Tencent Holdings, Ltd. (Ñ)	500,200	14,234
Tingyi Cayman Islands Holding Corp. (Ñ)	428,000	1,135
VanceInfo Technologies, Inc. - ADR (AE)(Ñ)	98,800	3,177
Xingda International Holdings, Ltd.	4,650,000	5,365
Xinyi Glass Holdings, Ltd.	438,000	528

		75,645

82	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chile - 0.8%
Banco Santander Chile - ADR	64,347	5,894
Embotelladora Andina SA - ADR	35,449	1,001
Sociedad Quimica y Minera de Chile SA - ADR	149,526	9,126

		16,021

China - 5.0%
Agricultural Bank of China, Ltd. Class H (AE)(Ñ)	8,838,000	5,223
Air China, Ltd. Class H	944,000	955
Anhui Conch Cement Co., Ltd. Class H (Ñ)	2,093,388	9,879
Bank of China, Ltd. Class H	10,880,400	6,010
BBMG Corp. Class H (Ñ)	2,103,500	3,461
China Construction Bank Corp. Class H	4,995,120	4,721
China Life Insurance Co., Ltd. Class H	508,000	1,805
China Merchants Bank Co., Ltd. Class H (Ñ)	1,750,780	4,509
China Oilfield Services, Ltd. Class H	982,000	1,942
China Petroleum & Chemical Corp. Class H (Ñ)	6,864,000	6,911
China Petroleum & Chemical Corp. - ADR	15,975	1,610
China Shenhua Energy Co., Ltd. Class H	661,708	3,089
China South Locomotive and Rolling Stock Corp. (Ñ)	2,562,000	2,827
China Telecom Corp., Ltd. Class H	4,410,000	2,544
China Telecom Corp., Ltd. - ADR	8,907	520
Chongqing Machinery & Electric Co., Ltd. Class H	6,279,537	2,248
CSG Holding Co., Ltd.	136,100	175
Dongfeng Motor Group Co., Ltd. Class H	2,126,000	3,318
Great Wall Motor Co., Ltd. Class H	854,000	1,531
Guangzhou R&F Properties Co., Ltd. (Ñ)	1,703,600	2,321
Industrial & Commercial Bank of China Class H	10,184,550	8,616
Jiangsu Expressway Co., Ltd. Class H	4,338,000	4,597
Jiangxi Copper Co., Ltd. Class H	791,000	2,684
PetroChina Co., Ltd. Class H	1,340,000	1,926
PetroChina Co., Ltd. - ADR	7,300	1,063
PICC Property & Casualty Co., Ltd. Class H (AE)(Ñ)	1,856,000	2,385
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (Ñ)	1,206,000	3,308
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H (AE)	2,450,000	1,047
Tsingtao Brewery Co., Ltd. Class H	208,000	1,105
Want Want China Holdings, Ltd. (Ñ)	1,983,238	1,780
Weiqiao Textile Co. Class H	1,336,500	1,205
Wumart Stores, Inc. Class H (AE)(Ñ)	793,000	1,787
Yanzhou Coal Mining Co., Ltd. Class H	544,000	2,122
Zhaojin Mining Industry Co., Ltd.	449,000	2,078

		101,302

Colombia - 0.6%
BanColombia SA	151,500	2,467
BanColombia SA - ADR	106,613	7,063
Ecopetrol SA - ADR (Ñ)	61,847	2,713

		12,243

	Principal Amount ($) or Shares	Market Value $
Cyprus - 0.1%
Globaltrans Investment PLC (AE)	111,276	2,202

Czech Republic - 0.3%
Komercni Banka AS	21,864	5,766
Telefonica O2 Czech Republic AS	43,866	1,126

		6,892

Egypt - 0.5%
Commercial International Bank Egypt SAE	240,693	1,110
Orascom Construction Industries	92,544	3,761
Orascom Construction Industries - GDR (Ñ)	88,416	3,625
Telecom Egypt - ADR	613,603	1,687

		10,183

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA	93,694	2,590

Hong Kong - 3.3%
Agile Property Holdings, Ltd. (Ñ)	1,204,000	1,956
China Foods, Ltd. (Ñ)	650,230	455
China Merchants Holdings International Co., Ltd.	1,430,000	6,583
China Mobile, Ltd.	712,732	6,553
China Mobile, Ltd. - ADR	207,909	9,582
China Overseas Land & Investment, Ltd. (Ñ)	1,260,667	2,425
China Resources Enterprise, Ltd. (Ñ)	1,490,390	6,007
China Unicom Hong Kong, Ltd. - ADR	121,200	2,480
CNOOC, Ltd.	4,042,000	9,972
CNOOC, Ltd. - ADR	30,064	7,499
Dah Chong Hong Holdings, Ltd.	1,245,000	1,423
Evergrande Real Estate Group, Ltd.	4,570,000	3,254
Lenovo Group, Ltd. (Ñ)	3,904,000	2,272
Longfor Properties Co., Ltd. (Ñ)	1,801,552	2,872
Shenzhen Investment, Ltd.	7,154,800	2,239
Yue Yuen Industrial Holdings, Ltd. (Ñ)	745,000	2,576

		68,148

Hungary - 0.7%
Magyar Telekom Telecommunications PLC	211,882	722
MOL Hungarian Oil and Gas PLC	53,865	7,524
MOL Hungarian Oil and Gas PLC - ADR (Å)(AE)	12,898	890
OTP Bank PLC (AE)(Ñ)	99,139	3,515
Richter Gedeon Nyrt	7,273	1,522

		14,173

India - 4.1%
Allahabad Bank	385,535	1,788
Ambuja Cements, Ltd.	1,681,373	6,016
Axis Bank, Ltd.	177,536	5,166
Bajaj Auto, Ltd.	117,619	3,921
Balrampur Chini Mills, Ltd. Class A	790,030	1,329
Bank of Baroda	129,000	2,661
Bank of India	298,600	3,087
Canara Bank	215,278	3,076

Russell Emerging Markets Fund	83

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dabur India, Ltd. Class A	1,424,964	3,260
Gitanjali Gems, Ltd.	475,538	2,869
Glodyne Technoserve, Ltd.	85,527	800
HCL Technologies, Ltd.	193,341	2,279
HDFC Bank, Ltd. - ADR	17,900	3,081
Hindalco Industries, Ltd.	1,236,200	6,041
ICICI Bank, Ltd. - ADR	41,200	2,077
Infosys Technologies, Ltd. - ADR	85,100	5,547
Jindal Poly Films, Ltd.	113,589	1,090
Jindal Saw, Ltd.	132,115	599
Mahindra & Mahindra, Ltd.	70,207	1,201
MRF, Ltd.	11,841	1,908
Oil & Natural Gas Corp., Ltd.	155,518	1,083
Petronet LNG, Ltd.	569,910	1,702
Punjab National Bank, Ltd.	99,000	2,654
Reliance Industries, Ltd.	78,039	1,736
Reliance Industries, Ltd. - GDR (Þ)	54,159	2,382
Sesa Goa, Ltd.	274,037	1,946
State Bank of India	17,963	1,139
Steel Authority of India, Ltd.	395,213	1,424
Tata Motors, Ltd. - ADR	85,100	2,335
Tata Steel, Ltd.	261,000	3,639
TVS Motor Co., Ltd.	1,263,334	1,610
Ultratech Cement, Ltd.	60,543	1,491
Union Bank of India	334,000	2,412
United Breweries, Ltd.	38,278	401

		83,750

Indonesia - 2.9%
Adaro Energy Tbk PT	2,385,500	613
Astra International Tbk PT	1,228,500	8,055
Bank Danamon Indonesia Tbk PT	2,854,436	2,067
Bank Negara Indonesia Persero Tbk PT	8,185,670	3,871
Bank Rakyat Indonesia Persero Tbk PT	14,862,058	11,193
Charoen Pokphand Indonesia Tbk PT	12,240,284	2,758
Gajah Tunggal Tbk PT	3,143,000	853
Harum Energy Tbk PT (AE)	3,379,000	3,788
Indika Energy Tbk PT	3,642,000	1,722
Indocement Tunggal Prakarsa Tbk PT	1,996,571	3,963
Indofood Sukses Makmur Tbk PT	2,140,000	1,387
Jasa Marga PT	3,124,000	1,204
Kalbe Farma Tbk PT	8,374,500	3,496
Perusahaan Gas Negara PT	2,280,500	1,065
PT Gudang Garam Tbk (AE)	169,500	804
Ramayana Lestari Sentosa Tbk PT	5,097,992	435
Semen Gresik Persero Tbk PT	1,248,225	1,385
Tambang Batubara Bukit Asam Tbk PT	840,500	2,189
Telekomunikasi Indonesia Tbk PT	5,725,793	5,148
Timah Tbk PT	2,101,500	705
United Tractors Tbk PT	642,500	1,744

		58,445

Israel - 0.1%
Israel Chemicals, Ltd.	89,553	1,579

Jersey - 0.1%
United Co. RUSAL PLC(AE)	1,222,000	1,869

	Principal Amount ($) or Shares	Market Value $
Kazakhstan - 0.1%
KazMunaiGas Exploration Production - GDR	116,600	2,641

Luxembourg - 1.6%
MHP SA - GDR (AE)	38,500	712
Millicom International Cellular SA	47,700	5,168
SHS Genesis Smaller, Co.	234,636	26,283

		32,163

Malaysia - 1.5%
Axiata Group BHD (AE)	3,444,600	5,698
CIMB Group Holdings BHD	1,417,402	3,919
DiGi.Com BHD - GDR	99,200	974
DRB-Hicom BHD	1,042,500	778
IGB Corp. BHD	1,171,512	842
KLCC Property Holdings BHD	115,400	128
KNM Group BHD	3,538,800	3,142
Kuala Lumpur Kepong BHD	229,300	1,635
Lafarge Malayan Cement BHD	272,441	666
Lion Industries Corp. BHD	1,080,600	617
Malayan Banking BHD	1,401,200	4,139
Malaysia Marine and Heavy Engineering Holdings BHD (AE)	216,000	502
Petronas Chemicals Group BHD (AE)	974,900	2,380
Petronas Dagangan BHD	55,300	289
PPB Group BHD	253,100	1,451
RHB Capital BHD	702,400	2,101
UEM Land Holdings BHD (AE)	1,489,200	1,353

		30,614

Mexico - 3.3%
Alfa SAB de CV Class A	129,500	1,939
America Movil SAB de CV - ADR	367,918	21,045
Cemex SAB de CV - ADR (AE)(Ñ)	251,740	2,185
Coca-Cola Femsa SAB de CV - ADR	44,600	3,558
Corp. Moctezuma SAB de CV	300,663	754
Empresas ICA SAB de CV - ADR (AE)	115,900	1,144
Fomento Economico Mexicano SAB de CV - ADR	77,937	4,902
Grupo Aeroportuario del Sureste SAB de CV - ADR (Ñ)	35,505	2,101
Grupo Financiero Banorte SAB de CV Class O	1,185,667	5,971
Grupo Financiero Inbursa SA Class O	637,484	3,400
Grupo Mexico SAB de CV	1,198,797	4,151
Grupo Televisa SA - ADR (AE)	110,300	2,616
Megacable Holdings SAB de CV (AE)	295,603	687
Promotora y Operadora de Infraestructura SAB de CV (AE)	82,100	346
Urbi Desarrollos Urbanos SAB de CV (AE)(Ñ)	1,127,900	2,702
Wal-Mart de Mexico SAB de CV (Ñ)	661,200	2,071
Wal-Mart de Mexico SAB de CV - ADR	261,300	8,181

		67,753

84	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Netherlands - 0.0%
X5 Retail Group NV - GDR (AE)	6,500	229

Nigeria - 0.2%
First City Monument Bank PLC	16,265,148	778
Guaranty Trust Bank PLC	5,453,770	573
Guaranty Trust Bank PLC - GDR	172,698	1,088
Nigerian Breweries PLC	2,101,883	1,174
United Bank for Africa PLC Class A (ö)	21,809,472	832

		4,445

Panama - 0.1%
Copa Holdings SA Class A	29,500	1,715

Peru - 0.2%
Cia de Minas Buenaventura SA - ADR	98,433	4,102

Philippines - 0.9%
Alliance Global Group, Inc.	11,609,500	3,216
Cebu Air, Inc.	290,590	570
DMCI Holdings, Inc.	2,856,900	2,940
International Container Terminal Services, Inc.	517,286	593
Megaworld Corp.	41,094,000	2,237
Metropolitan Bank & Trust - ADR	2,041,195	3,273
Philippine Long Distance Telephone Co.	30,070	1,746
Philippine Long Distance Telephone Co. - ADR	23,840	1,382
Semirara Mining Corp. Class A	467,590	2,381
Universal Robina Corp.	271,600	237

		18,575

Poland - 1.9%
Bank Pekao SA	54,459	3,569
KGHM Polska Miedz SA	354,335	26,068
Polski Koncern Naftowy Orlen	147,056	3,063
Powszechna Kasa Oszczednosci Bank Polski SA	69,593	1,198
Powszechny Zaklad Ubezpieczen SA	8,608	1,209
Synthos SA (AE)	698,990	1,185
Tauron Polska Energia SA (AE)	190,564	445
Telekomunikacja Polska SA	471,749	3,119

		39,856

Russia - 9.3%
Aeroflot - Russian Airlines OJSC	358,191	897
Federal Hydrogenerating Co. JSC - ADR (AE)	257,626	1,338
Gazprom OAO - ADR	3,746,456	63,801
LSR Group - GDR	119,300	1,116
Lukoil OAO - ADR	599,981	41,768
Magnit OJSC - GDR	46,141	1,292
Magnit OJSC (Å)	29,818	3,958
Mechel - ADR	194,800	5,566
MMC Norilsk Nickel OJSC - ADR	217,624	6,006
Mobile Telesystems OJSC - ADR	552,195	11,679
Nomos-Bank - GDR (Å)(AE)	39,852	699

	Principal Amount ($) or Shares	Market Value $
Nomos-Bank - GDR (AE)	6,360	112
Nomos-Bank (AE)	2,721	48
NovaTek OAO - GDR	29,269	4,112
Novorossiysk Commercial Sea Port PJSC - GDR	127,338	1,197
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	222
Raspadskaya (Å)(AE)	392,707	2,611
Rosneft Oil Co. - GDR	654,294	5,840
Sberbank of Russia	5,705,552	20,812
Severstal OAO - GDR	8,343	150
Surgutneftegas OJSC - ADR	651,816	6,900
Tatneft - ADR	66,400	2,994
Uralkali - GDR	135,772	5,698
VTB Bank OJSC - GDR	156,934	1,015

		189,831

South Africa - 5.3%
ABSA Group, Ltd.	82,211	1,702
African Bank Investments, Ltd.	397,185	2,317
Anglo Platinum, Ltd.	14,003	1,423
ArcelorMittal South Africa, Ltd. Class H	164,872	2,255
Aspen Pharmacare Holdings, Ltd. (AE)	170,053	2,098
Astral Foods, Ltd.	112,396	2,298
Aveng, Ltd.	111,503	592
Barloworld, Ltd. - ADR	339,163	3,849
Bidvest Group, Ltd.	248,662	5,738
Capitec Bank Holdings, Ltd.	1,142	30
Clicks Group, Ltd.	67,773	453
FirstRand, Ltd.	486,791	1,532
Foschini Group, Ltd. (The)	173,800	2,398
Gold Fields, Ltd. - ADR	206,290	3,681
Grindrod, Ltd.	565,750	1,260
Harmony Gold Mining Co., Ltd. - ADR (Ñ)	35,551	554
Impala Platinum Holdings, Ltd.	38,097	1,190
Imperial Holdings, Ltd.	124,691	2,241
Kumba Iron Ore, Ltd.	25,872	1,892
Lewis Group, Ltd.	151,600	1,823
Massmart Holdings, Ltd. Class A	112,067	2,458
Mondi, Ltd.	190,545	1,833
Mr Price Group, Ltd.	160,917	1,647
MTN Group, Ltd.	647,057	14,389
Pick n Pay Stores, Ltd.	193,766	1,255
Remgro, Ltd.	155,071	2,690
Sanlam, Ltd.	444,656	1,907
Sasol, Ltd. - ADR	257,358	14,860
Shoprite Holdings, Ltd. - ADR	590,786	9,314
Spar Group, Ltd. (The) - ADR	73,494	1,091
Standard Bank Group, Ltd.	662,340	10,395
Telkom SA, Ltd. - ADR	71,722	418
Truworths International, Ltd.	118,519	1,371
Vodacom Group, Ltd. - ADR	266,351	3,258
Woolworths Holdings, Ltd.	275,152	1,255

		107,467

South Korea - 12.0%
Amorepacific Corp.	2,546	2,566
Cheil Industries, Inc.	39,344	4,332

Russell Emerging Markets Fund	85

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CJ CheilJedang Corp.	11,300	2,620
CJ E&M Corp. (AE)	27,158	1,134
Daegu Bank, Ltd.	165,000	2,756
Dongbu Insurance Co., Ltd.	35,040	1,668
Dongkuk Steel Mill Co., Ltd.	26,150	1,040
Dongwon F&B Co., Ltd.	10,420	435
Doosan Infracore Co., Ltd. (AE)(Ñ)	39,720	1,097
Fila Korea, Ltd.	27,809	1,848
Grand Korea Leisure Co., Ltd.	44,300	606
Hana Financial Group, Inc.	185,890	7,875
Hankook Tire Co., Ltd.	117,050	4,691
Hansol Paper Co. (Ñ)	107,670	828
Hwa Shin Co., Ltd.	29,220	507
Hyosung Corp.	25,870	2,122
Hyundai Engineering & Construction Co., Ltd.	13,662	1,146
Hyundai Heavy Industries Co., Ltd.	13,338	6,659
Hyundai Home Shopping Network Corp.	28,278	3,325
Hyundai Hysco	34,230	1,391
Hyundai Marine & Fire Insurance Co., Ltd.	81,850	2,150
Hyundai Mobis	9,844	3,298
Hyundai Motor Co.	88,030	20,249
Hyundai Steel Co.	41,300	5,241
Kangwon Land, Inc.	30,420	691
KB Financial Group, Inc.	104,676	5,616
KB Financial Group, Inc. - ADR	97,270	5,184
KCC Corp.	4,851	1,641
Kia Motors Corp.	211,955	15,210
KIWOOM Securities Co., Ltd.	48,140	2,875
Kolon Industries, Inc.	35,300	2,862
Korea Electric Power Corp. (AE)	240,373	5,742
KP Chemical Corp.	104,090	2,564
KT Corp. - ADR	91,200	1,851
KT&G Corp.	40,353	2,387
LG Chem, Ltd.	25,479	12,601
LG Corp. Class H	40,633	3,735
LG Display Co., Ltd.	128,030	4,600
LG Display Co., Ltd. - ADR	52,100	928
LG Electronics, Inc. Class H (Ñ)	53,580	5,150
LG International Corp.	40,010	1,583
LG Uplus Corp.	412,700	2,507
LIG Insurance Co., Ltd.	88,000	2,172
Lotte Chilsung Beverage Co., Ltd.	1,652	1,770
Lotte Confectionery Co., Ltd.	1,052	1,559
Lotte Shopping Co., Ltd.	534	243
MegaStudy Co., Ltd.	5,654	804
Meritz Finance Holdings Co., Ltd. (AE)	17,143	82
Meritz Fire & Marine Insurance Co., Ltd.	40,956	470
NHN Corp. (AE)	10,854	2,152
NongShim Co., Ltd.	4,107	956
Poongsan Corp.	105,000	3,988
POSCO - ADR	26,830	2,959
Samsung Electronics Co., Ltd. - GDR	41,413	14,012
Samsung Electronics Co., Ltd.	33,734	28,110
Samsung Fire & Marine Insurance Co., Ltd.	58,873	12,635
Samsung Life Insurance Co., Ltd.	23,311	2,112
Shinhan Financial Group Co., Ltd.	99,209	4,860

	Principal Amount ($) or Shares	Market Value $
SK Holdings Co., Ltd.	10,012	1,794
SK Telecom Co., Ltd. - ADR	97,100	1,843
SKC Co., Ltd.	85,672	4,917

		244,749

Taiwan - 6.5%
Advanced Semiconductor Engineering, Inc.	1,422,000	1,653
Advanced Semiconductor Engineering, Inc. - ADR (Ñ)	454,231	2,680
Altek Corp.	2,924,246	4,054
Asia Polymer Corp.	1,983,400	3,553
AU Optronics Corp. (AE)	6,094,202	4,884
Cathay Financial Holding Co., Ltd.	1,256,000	2,096
Chinatrust Financial Holding Co., Ltd.	1,114,000	1,021
Chunghwa Telecom Co., Ltd. - ADR (AE)	34,300	1,082
Coretronic Corp.	259,000	396
Delta Electronics, Inc.	600,970	2,686
Formosa Chemicals & Fibre Corp.	1,240,820	5,004
Formosa Plastics Corp.	193,000	788
Foxconn Technology Co., Ltd.	571,000	2,732
Gigabyte Technology Co., Ltd.	1,326,000	1,377
Grand Pacific Petrochemical	674,000	460
HannStar Display Corp. (AE)	12,419,000	2,186
Hon Hai Precision Industry Co., Ltd.	1,963,840	7,440
HTC Corp.	65,000	2,951
Largan Precision Co., Ltd.	71,000	2,254
LITE-ON IT Corp.	410,000	445
Lite-On Technology Corp.	1,688,114	2,137
Macronix International	4,610,634	3,027
MediaTek, Inc.	543,890	6,011
Merry Electronics Co., Ltd.	702,000	1,123
Nan Ya Plastics Corp.	259,000	794
Pegatron Corp. (AE)	3,044,000	3,210
Powertech Technology, Inc.	858,550	3,118
Quanta Computer, Inc.	1,467,000	2,894
Radiant Opto-Electronics Corp.	730,976	2,210
Richtek Technology Corp.	52,000	348
Sanyang Industry Co., Ltd.	1,060,000	611
Silitech Technology Corp.	257,650	650
St. Shine Optical Co., Ltd.	124,108	1,820
Standard Foods Corp.	109,000	352
Star Comgistic Capital Co., Ltd. (AE)	1,098,200	1,348
Synnex Technology International Corp.	2,654,121	6,775
Taishin Financial Holding Co., Ltd. (AE)	1,621,000	954
Taiwan Semiconductor Manufacturing Co., Ltd.	9,918,133	25,351
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	412,800	5,573
Tsann Kuen Enterprise Co., Ltd.	413,755	913
Uni-President Enterprises Corp.	1,944,900	2,798
United Microelectronics Corp.	5,907,795	3,063
United Microelectronics Corp. - ADR	152,982	434
Wintek Corp.(AE)	1,280,000	1,868
Wistron Corp.	1,598,964	2,875
Yageo Corp.	2,347,000	1,270
YungShin Global Holding Corp.	440,000	768

		132,037

86	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Thailand - 2.9%
Advanced Info Service PCL	466,800	1,446
Bangkok Bank PCL	1,380,800	7,864
Bangkok Dusit Medical Services PCL Class F	341,600	598
Bangkok Dusit Medical Services PCL	213,800	374
Bangkok Life Assurance PCL	246,200	295
Bank of Ayudhya Pcl	859,023	827
Charoen Pokphand Foods PCL	2,507,200	2,478
CP ALL PCL	3,323,293	4,815
Delta Electronics Thai PCL	2,134,100	1,877
Hana Microelectronics PCL	623,500	516
Italian-Thai Development PCL	3,221,800	477
Krung Thai Bank PCL	2,269,100	1,490
PTT Chemical PCL	61,700	331
PTT CHEMICAL PCL	21,900	117
PTT Exploration & Production PCL	1,318,500	8,216
PTT PCL	639,600	8,035
Ratchaburi Electricity Generating Holding PCL	315,900	423
Siam Cement PCL	176,400	2,216
Siam Commercial Bank PCL	1,920,466	7,463
Thai Beverage PCL	8,379,890	1,951
Thai Oil PCL	482,500	1,366
Thanachart Capital PCL	1,347,200	1,377
Tisco Financial Group PCL	1,580,400	1,999
Total Access Communication PCL	601,000	1,017
TPI Polene PCL	3,118,100	1,316

		58,884

Turkey - 3.3%
Akfen Holding AS (AE)	77,300	620
Anadolu Efes Biracilik Ve Malt Sanayii AS	228,593	3,517
Arcelik AS	1,127,000	6,402
Aygaz AS	348,800	2,591
BIM Birlesik Magazalar AS	27,286	951
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	6,456	828
Cimsa Cimento Sanayi VE Tica	263,875	1,778
Dogus Otomotiv Servis ve Ticaret AS (AE)	166,330	656
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,632,326	2,790
Ford Otomotiv Sanayi AS	70,758	719
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,540	640
Ihlas Gazetecilik AS (AE)	112,721	253
Ipek Matbacilik Sanayi Ve Ticaret AS (AE)	694,664	2,096
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (AE)	1,001,465	606
Koza Altin Isletmeleri AS (AE)	78,151	1,225
Koza Anadolu Metal Madencilik Isletmeleri AS (AE)	408,938	1,457
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	535,035	922
Tekfen Holding AS	300,300	1,291
Tofas Turk Otomobil Fabrikasi AS	182,100	1,046
Torunlar Gayrimenkul Yatirim Ortakligi AS (AE)	95,941	457

	Principal Amount ($) or Shares	Market Value $
Tupras Turkiye Petrol Rafinerileri AS	155,085	5,037
Turk Hava Yollari (AE)	600,026	1,771
Turkcell Iletisim Hizmet AS - ADR	73,000	1,080
Turkiye Garanti Bankasi AS	1,757,559	9,106
Turkiye Is Bankasi Class C	1,452,278	5,137
Turkiye Sinai Kalkinma Bankasi AS	791,900	1,520
Turkiye Sise ve Cam Fabrikalari AS (AE)(Ñ)	1,930,873	4,748
Turkiye Vakiflar Bankasi Tao Class D	1,568,800	4,167
Vestel Elektronik Sanayi ve Ticaret A.S. (AE)	770,946	1,379
Yapi ve Kredi Bankasi AS (AE)	562,620	1,772

		66,562

United Kingdom - 4.0%
Anglo American PLC	358,791	18,883
Anglo American PLC - ADR	53,900	1,405
Eurasian Natural Resources Corp. PLC	84,548	1,287
Genesis Indian Investment Co., Ltd.	382,534	30,328
Hikma Pharmaceuticals PLC	420,426	5,516
Kazakhmys PLC	65,300	1,504
SABMiller PLC - ADR	354,499	13,370
Tullow Oil PLC	366,945	8,783

		81,076

United States - 1.3%
Avon Products, Inc.	202,000	5,934
iShares MSCI Taiwan Index Fund	609,300	9,749
Sohu.com, Inc. (AE)(Ñ)	27,902	2,951
X5 Retail Group NV - GDR (AE)	227,430	8,017

		26,651

Virgin Islands, British - 0.0%
Mail.ru Group, Ltd. - GDR (AE)	2,435	75
Renesola, Ltd. - ADR (AE)(Ñ)	48,200	442

		517

Zimbabwe - 0.0%
Delta Corp., Ltd.	1,117,659	905

Total Common Stocks (cost $1,273,940)		1,780,173

Preferred Stocks - 3.4%
Brazil - 2.4%
Banco Bradesco SA	92,272	1,842
Banco do Estado do Rio Grande do Sul	176,800	2,124
Brasil Telecom SA	344,926	3,201
Braskem SA	102,400	1,491
Centrais Eletricas Brasileiras SA (AE)	259,800	4,725
Cia de Bebidas das Americas	267,200	8,509
Cia Energetica de Sao Paulo Class Preference	59,700	1,155
Cia Vale do Rio Doce Class Preference	152,000	4,451
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	291,300	7,092
Investimentos Itau SA	460,300	3,555

Russell Emerging Markets Fund	87

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Marcopolo SA ()	417,700	1,869
Petroleo Brasileiro SA Class Preference	283,800	4,618
Sao Paulo Alpargatas SA	107,600	785
Telemar Norte Leste SA	27,000	936
Ultrapar Participacoes SA	198,592	3,465
Vivo Participacoes SA	71	3

		49,821

Chile - 0.0%
Andina SA	140,785	692
Embotelladora Andina SA Class A	13,200	53

Colombia - 0.0%
BanColombia SA	7,200	119

Russia - 0.3%
AK OAO	3,126	4,604
MDM Bank (AE)	1,093,505	703

		5,307

South Korea - 0.7%
Hyundai Motor Co.	23,736	1,868
LG Electronics, Inc.	38,590	1,296
Samsung Electronics Co., Ltd.	17,713	10,413

		13,577

Total Preferred Stocks (cost $49,328)		69,569

Warrants & Rights - 0.3%
Germany - 0.2%
Commercial Bank of Qatar (Æ) 2017 Warrants	217,900	4,378

United Kingdom - 0.1%
Deutsche Bank AG (Æ) Warrants 2012	29,950	747

United States - 0.0%
Citigroup Global Markets (Æ) 2013 Warrants	316,600	629

Total Warrants & Rights (cost $6,070)		5,754

Certificates of Participation - 0.2%
United Kingdom - 0.2%
Agility Public Warehousing Co.
Note due 03/14/12	773	1,207
Jarir Marketing, Co. Note coupon due 03/27/12	3,160	788
Note coupon due 06/04/12	4,210	1,804

Total Certificates of Participation (cost $5,952)		3,799

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.7%
United Kingdom - 0.2%
HSBC Bank PLC Series 4 Zero coupon due 03/12/12	10,460	4,225

United States - 6.5%
Russell U.S. Cash Management Fund	131,561,712	¥131,562

Total Short-Term Investments (cost $136,203)		135,787

Other Securities - 3.4%
Russell Investment Company Liquidating Trust (×)	2,079,593	¥2,113
Russell U.S. Cash Collateral Fund (×)	68,031,700	¥68,032

Total Other Securities (cost $70,111)		70,145

Total Investments - 101.2% (identified cost $1,541,604)		2,065,227

Other Assets and Liabilities, Net - (1.2%)		(24,797)

Net Assets - 100.0%		2,040,430

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

88	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index Futures (Hong Kong)	106	HKD	124,471	05/11	(781)
JSE Top 40 Index Futures (South Africa)	340	ZAR	101,031	06/11	827
Kospi 200 Index Futures (South Korea)	193	KRW	28,071,850	06/11	2,289
Mexican Bolsa Index Futures (Mexico)	250	MXN	92,385	06/11	205
MSCI Taiwan Index Futures	723	USD	23,129	05/11	301
S&P CNX Nifty Index Futures	1,240	USD	14,266	05/11	(229)
TurkDEX ISE-30 Index Futures	750	TRY	6,375	06/11	58

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,670

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	89

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	413	MXN	5,000	06/15/11	20
Bank of America	USD	62	TRY	100	06/15/11	4
Bank of America	KRW	2,000,000	USD	1,782	06/15/11	(79)
Barclays Bank PLC	USD	308	TRY	500	06/15/11	18
BNP Paribas	USD	6,992	BRL	11,000	05/03/11	—
BNP Paribas	USD	7,028	BRL	11,000	06/02/11	(47)
BNP Paribas	USD	9,743	HKD	75,800	06/15/11	19
BNP Paribas	USD	4,633	INR	212,500	06/15/11	133
BNP Paribas	USD	4,824	KRW	5,421,250	06/15/11	220
BNP Paribas	BRL	11,000	USD	7,056	05/03/11	64
Brown Brothers Harriman & Co.	USD	5,138	HKD	40,000	06/15/11	14
Brown Brothers Harriman & Co.	HKD	60,000	USD	7,700	06/15/11	(28)
Brown Brothers Harriman & Co.	MXN	12,000	USD	982	06/15/11	(57)
Brown Brothers Harriman & Co.	TRY	700	USD	434	06/15/11	(23)
Brown Brothers Harriman & Co.	TRY	800	USD	493	06/15/11	(29)
Brown Brothers Harriman & Co.	ZAR	8,000	USD	1,119	06/15/11	(93)
Calyon Securities	USD	2,347	MXN	28,400	06/15/11	110
Calyon Securities	USD	308	TRY	500	06/15/11	18
Calyon Securities	USD	4,396	ZAR	30,600	06/15/11	238
Citibank	MXN	20,000	USD	1,656	06/15/11	(75)
Credit Lyonnais Securities	USD	5,991	BRL	10,000	05/03/11	365
Credit Lyonnais Securities	BRL	10,000	USD	6,356	05/03/11	—
Credit Suisse First Boston	USD	4,637	INR	212,500	06/15/11	129
Credit Suisse First Boston	USD	4,821	KRW	5,421,250	06/15/11	223
Credit Suisse First Boston	USD	2,349	MXN	28,400	06/15/11	108
Credit Suisse First Boston	INR	50,000	USD	1,087	06/15/11	(34)
Credit Suisse First Boston	INR	100,000	USD	2,178	06/15/11	(65)
Credit Suisse First Boston	KRW	2,000,000	USD	1,749	06/15/11	(112)
Credit Suisse First Boston	KRW	2,000,000	USD	1,755	06/15/11	(106)
Deutsche Bank AG	USD	9,743	HKD	75,800	06/15/11	19
Deutsche Bank AG	USD	4,636	INR	212,500	06/15/11	130
Deutsche Bank AG	USD	4,817	KRW	5,421,250	06/15/11	227
Deutsche Bank AG	USD	616	TRY	1,000	06/15/11	36
HSBC Bank PLC	USD	6,992	BRL	11,000	05/03/11	1
HSBC Bank PLC	USD	7,023	BRL	11,000	06/02/11	(42)
HSBC Bank PLC	USD	9,743	HKD	75,800	06/15/11	19
HSBC Bank PLC	USD	2,350	MXN	28,400	06/15/11	108
HSBC Bank PLC	USD	4,407	ZAR	30,600	06/15/11	227
HSBC Bank PLC	BRL	11,000	USD	7,051	05/03/11	59
JPMorgan Chase Bank	USD	9,743	HKD	75,800	06/15/11	19
JPMorgan Chase Bank	USD	666	INR	30,000	06/15/11	7
JPMorgan Chase Bank	USD	1,091	INR	50,000	06/15/11	31
JPMorgan Chase Bank	USD	4,634	INR	212,500	06/15/11	132
JPMorgan Chase Bank	USD	2,670	KRW	3,000,000	06/15/11	121
JPMorgan Chase Bank	USD	2,727	KRW	3,000,000	06/15/11	64
JPMorgan Chase Bank	USD	4,822	KRW	5,421,250	06/15/11	222
JPMorgan Chase Bank	USD	325	TRY	500	06/15/11	1
JPMorgan Chase Bank	HKD	10,000	USD	1,284	06/15/11	(4)
JPMorgan Chase Bank	TRY	900	USD	568	06/15/11	(19)
Mellon Bank	USD	268	HKD	2,078	05/04/11	—
Mellon Bank	HKD	548	USD	71	05/05/11	—
Royal Bank of Scotland PLC	USD	5,993	BRL	10,000	05/03/11	363
Royal Bank of Scotland PLC	USD	46	CZK	746	05/03/11	—

See accompanying notes which are an integral part of the financial statements.

90	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	115	CZK	1,865	05/05/11	—
Royal Bank of Scotland PLC	USD	328	TRY	500	05/02/11	1
Royal Bank of Scotland PLC	USD	235	TRY	357	05/03/11	—
Royal Bank of Scotland PLC	USD	1,723	TRY	2,800	06/15/11	104
Royal Bank of Scotland PLC	BRL	10,000	USD	6,356	05/03/11	—
Royal Bank of Scotland PLC	HKD	216	USD	28	05/03/11	—
Royal Bank of Scotland PLC	HKD	802	USD	103	05/04/11	—
Royal Bank of Scotland PLC	TRY	220	USD	137	06/15/11	(6)
Royal Bank of Scotland PLC	ZAR	144	USD	22	05/06/11	—
Royal Bank of Scotland PLC	ZAR	87	USD	13	05/09/11	—
Royal Bank of Scotland PLC	ZAR	7,000	USD	986	06/15/11	(75)
Societe Generale	USD	5,995	BRL	10,000	05/03/11	361
Societe Generale	USD	6,992	BRL	11,000	05/03/11	1
Societe Generale	USD	7,028	BRL	11,000	06/02/11	(46)
Societe Generale	USD	2,573	HKD	20,000	06/15/11	3
Societe Generale	USD	2,573	HKD	20,000	06/15/11	2
Societe Generale	USD	2,234	INR	100,000	06/15/11	8
Societe Generale	USD	675	MXN	8,000	06/15/11	17
Societe Generale	USD	554	TRY	900	06/15/11	33
Societe Generale	USD	1,440	ZAR	10,000	06/15/11	74
Societe Generale	BRL	10,000	USD	6,356	05/03/11	—
Societe Generale	BRL	11,000	USD	7,056	05/03/11	64
State Street Bank & Trust Co.	USD	—	BRL	1	05/02/11	—
State Street Bank & Trust Co.	USD	21	BRL	33	05/02/11	—
State Street Bank & Trust Co.	USD	2,501	BRL	4,000	05/03/11	41
State Street Bank & Trust Co.	USD	172	HKD	1,337	05/03/11	—
State Street Bank & Trust Co.	USD	74	HKD	572	05/04/11	—
State Street Bank & Trust Co.	USD	—	KRW	432	05/02/11	—
State Street Bank & Trust Co.	USD	2,349	MXN	28,400	06/15/11	108
State Street Bank & Trust Co.	USD	57	MYR	169	05/04/11	—
State Street Bank & Trust Co.	USD	159	MYR	470	05/04/11	—
State Street Bank & Trust Co.	USD	27	PHP	1,144	05/03/11	—
State Street Bank & Trust Co.	USD	46	PHP	1,966	05/03/11	—
State Street Bank & Trust Co.	USD	116	PHP	4,960	05/03/11	—
State Street Bank & Trust Co.	USD	14	THB	418	05/03/11	—
State Street Bank & Trust Co.	USD	37	THB	1,095	05/04/11	—
State Street Bank & Trust Co.	USD	57	THB	1,710	05/04/11	—
State Street Bank & Trust Co.	USD	132	THB	3,936	05/04/11	—
State Street Bank & Trust Co.	USD	388	THB	11,597	05/04/11	1
State Street Bank & Trust Co.	USD	47	TRY	72	05/02/11	—
State Street Bank & Trust Co.	USD	431	TRY	700	06/15/11	26
State Street Bank & Trust Co.	USD	523	TRY	800	06/15/11	(1)
State Street Bank & Trust Co.	USD	71	ZAR	474	05/05/11	1
State Street Bank & Trust Co.	USD	394	ZAR	2,632	05/05/11	6
State Street Bank & Trust Co.	USD	4,401	ZAR	30,600	06/15/11	233
State Street Bank & Trust Co.	BRL	123	USD	77	05/02/11	(1)
State Street Bank & Trust Co.	BRL	175	USD	111	05/03/11	—
State Street Bank & Trust Co.	BRL	4,000	USD	2,542	05/03/11	—
State Street Bank & Trust Co.	CAD	75	USD	79	05/02/11	—
State Street Bank & Trust Co.	CAD	131	USD	138	05/02/11	(1)
State Street Bank & Trust Co.	CAD	31	USD	33	05/03/11	—
State Street Bank & Trust Co.	CAD	150	USD	158	05/03/11	(1)
State Street Bank & Trust Co.	EGP	171	USD	29	05/02/11	—

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	91

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	EGP	197	USD	33	05/02/11	—
State Street Bank & Trust Co.	HKD	69	USD	9	05/03/11	—
State Street Bank & Trust Co.	HKD	2,713	USD	349	05/03/11	—
State Street Bank & Trust Co.	HKD	61	USD	8	05/04/11	—
State Street Bank & Trust Co.	HKD	5,000	USD	641	06/15/11	(3)
State Street Bank & Trust Co.	HKD	10,000	USD	1,283	06/15/11	(5)
State Street Bank & Trust Co.	HKD	50,000	USD	6,417	06/15/11	(22)
State Street Bank & Trust Co.	INR	100,000	USD	2,169	06/15/11	(73)
State Street Bank & Trust Co.	KRW	4,000,000	USD	3,492	06/15/11	(230)
State Street Bank & Trust Co.	MXN	114	USD	10	05/02/11	—
State Street Bank & Trust Co.	MXN	5,000	USD	414	06/15/11	(19)
State Street Bank & Trust Co.	TRY	600	USD	375	06/15/11	(17)
State Street Bank & Trust Co.	TRY	900	USD	557	06/15/11	(30)
State Street Bank & Trust Co.	ZAR	852	USD	125	05/03/11	(4)
State Street Bank & Trust Co.	ZAR	1,037	USD	157	05/03/11	—
State Street Bank & Trust Co.	ZAR	215	USD	32	05/06/11	—
State Street Bank & Trust Co.	ZAR	3,000	USD	425	06/15/11	(29)
State Street Bank & Trust Co.	ZAR	6,500	USD	921	06/15/11	(63)
State Street Bank & Trust Co.	ZAR	9,000	USD	1,245	06/15/11	(118)
UBS AG	USD	5,995	BRL	10,000	05/03/11	361
UBS AG	USD	6,992	BRL	11,000	05/03/11	1
UBS AG	USD	7,023	BRL	11,000	06/02/11	(42)
UBS AG	USD	1,230	TRY	2,000	06/15/11	75
UBS AG	BRL	10,000	USD	6,356	05/03/11	—
UBS AG	BRL	11,000	USD	7,051	05/03/11	59
UBS AG	INR	50,000	USD	1,102	06/15/11	(20)
UBS AG	INR	50,000	USD	1,092	06/15/11	(29)
UBS AG	KRW	2,000,000	USD	1,766	06/15/11	(95)
Westpac Banking Corp.	USD	446	INR	20,000	06/15/11	2
Westpac Banking Corp.	USD	714	KRW	780,000	06/15/11	12
Westpac Banking Corp.	USD	4,405	ZAR	30,600	06/15/11	229

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,549

Index Swap Contracts
Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Unrealized Appreciation (Depreciation) $

Bovespa Index Future	Goldman Sachs	BRL	19,176	Total Return of Underlying Security at Termination	6/15/2011	$(482)
Bovespa Index Future	Goldman Sachs	BRL	19,234	Total Return of Underlying Security at Termination	6/15/2011	(519)
Bovespa Index Future	Goldman Sachs	BRL	6,758	Total Return of Underlying Security at Termination	6/15/2011	(39)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(1,040)

See accompanying notes which are an integral part of the financial statements.

92	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$1,033	$—	$—	$1,033	—	*
Austria	1,779	—	—	1,779	0.1
Bermuda	15,621	—	—	15,621	0.8
Brazil	187,842	—	—	187,842	9.2
Canada	8,084	—	—	8,084	0.4
Cayman Islands	75,645	—	—	75,645	3.7
Chile	16,021	—	—	16,021	0.8
China	101,302	—	—	101,302	5.0
Colombia	12,243	—	—	12,243	0.6
Cyprus	2,202	—	—	2,202	0.1
Czech Republic	6,892	—	—	6,892	0.3
Egypt	10,183	—	—	10,183	0.5
Greece	2,590	—	—	2,590	0.1
Hong Kong	68,148	—	—	68,148	3.3
Hungary	14,173	—	—	14,173	0.7
India	83,750	—	—	83,750	4.1
Indonesia	58,445	—	—	58,445	2.9
Israel	1,579	—	—	1,579	0.1
Jersey	1,869	—	—	1,869	0.1
Kazakhstan	2,641	—	—	2,641	0.1
Luxembourg	32,163	—	—	32,163	1.6
Malaysia	30,614	—	—	30,614	1.5
Mexico	67,753	—	—	67,753	3.3
Netherlands	229	—	—	229	—	*
Nigeria	4,445	—	—	4,445	0.2
Panama	1,715	—	—	1,715	0.1
Peru	4,102	—	—	4,102	0.2
Philippines	18,575	—	—	18,575	0.9
Poland	39,856	—	—	39,856	1.9
Russia	189,831	—	—	189,831	9.3
South Africa	107,467	—	—	107,467	5.3
South Korea	244,667	—	82	244,749	12.0
Taiwan	132,037	—	—	132,037	6.5
Thailand	58,884	—	—	58,884	2.9
Turkey	66,562	—	—	66,562	3.3
United Kingdom	81,076	—	—	81,076	4.0
United States	26,651	—	—	26,651	1.3
Virgin Islands, British	517	—	—	517	—	*
Zimbabwe	905	—	—	905	—	*
Preferred Stocks	69,569	—	—	69,569	3.4
Warrants & Rights	5,754	—	—	5,754	0.3
Certificates of Participation	1,207	2,592	—	3,799	0.2
Short-Term Investments	—	135,787	—	135,787	6.7
Other Securities	—	70,145	—	70,145	3.4

Total Investments	1,856,621	208,524	82	2,065,227	101.2

Other Assets and Liabilities, Net					(1.2)

					100.0

Other Financial Instruments
Futures Contracts	2,670	—	—	2,670	0.1
Foreign Currency Exchange Contracts	(2)	3,551	—	3,549	0.2
Index Swap Contracts	(1,040)	—	—	(1,040)	0.1

Total Other Financial Instruments**	$1,628	$3,551	$—	$5,179

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	93

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings, continued — April 30, 2011 (Unaudited)

Amounts in thousands

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2011 were less than 1% of net assets.

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$5,292
Daily variation margin on futures contracts*	3,680	—

Total	$3,680	$5,292

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$1,743
Daily variation margin on futures contracts*	1,010	—
Unrealized depreciation on index swap contracts	1,040	—

Total	$2,050	$1,743

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,853	$—
Foreign currency-related transactions	—	3,461
Index swap contracts, at market value	(1,784)	—

Total	$69	$3,461

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$2,662	$—
Index swap contracts,	(1,002)	—

Foreign currency-related transactions	—	2,159
Total	$1,660	$2,159

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

94	Russell Emerging Markets Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,175.20	$1,018.50
Expenses Paid During Period*	$6.74	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,171.70	$1,015.17
Expenses Paid During Period*	$10.45	$9.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,175.90	$1,018.89
Expenses Paid During Period*	$6.42	$5.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,176.80	$1,020.13
Expenses Paid During Period*	$5.07	$4.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Tax-Managed U.S. Large Cap Fund	95

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.5%
Consumer Discretionary - 14.9%
Advance Auto Parts, Inc.	4,000	262
Amazon.com, Inc. (AE)	48,850	9,613
Apollo Group, Inc. Class A (AE)	2,500	100
AutoZone, Inc. (AE)	2,200	621
Avis Budget Group, Inc. (AE)(Ñ)	81,000	1,536
Bed Bath & Beyond, Inc. (AE)	1,000	56
Carnival Corp.	11,200	426
CBS Corp. Class B	25,400	641
Coach, Inc.	10,500	628
Comcast Corp. Class A	238,800	6,042
Cracker Barrel Old Country Store, Inc. (Ñ)	5,300	271
Darden Restaurants, Inc.	11,100	521
DIRECTV, Inc. Class A (AE)	12,500	607
DISH Network Corp. Class A (AE)	4,400	110
eBay, Inc. (AE)	105,350	3,624
Family Dollar Stores, Inc.	4,000	217
Flextronics International, Ltd. (AE)	114,900	801
Ford Motor Co. (AE)	18,200	282
GameStop Corp. Class A (AE)(Ñ)	11,800	303
Gannett Co., Inc.	15,600	235
General Motors Co. (AE)	10,900	350
Harley-Davidson, Inc.	34,900	1,300
Home Depot, Inc.	8,800	327
International Game Technology	9,100	161
Johnson Controls, Inc.	24,600	1,009
Kohl’s Corp.	11,200	590
Las Vegas Sands Corp. (AE)	47,020	2,210
Lear Corp.	14,600	747
Lennar Corp. Class A (Ñ)	17,600	334
Limited Brands, Inc.	4,100	169
Lowe’s Cos., Inc.	183,500	4,817
Macy’s, Inc.	19,600	469
Mattel, Inc.	7,800	208
McDonald’s Corp.	2,900	227
Netflix, Inc. (AE)(Ñ)	7,900	1,838
Nike, Inc. Class B	31,100	2,560
NVR, Inc. (AE)	200	148
Omnicom Group, Inc.	26,200	1,289
priceline.com, Inc. (AE)(Ñ)	2,200	1,203
Royal Caribbean Cruises, Ltd. (AE)	6,400	255
Signet Jewelers, Ltd. (AE)	7,100	311
Staples, Inc.	88,600	1,873
Starbucks Corp.	109,300	3,956
Target Corp.	10,600	520
Time Warner Cable, Inc.	13,991	1,093
Time Warner, Inc.	39,291	1,488
TJX Cos., Inc.	10,500	563
ValueClick, Inc. (AE)(Ñ)	53,400	894
VF Corp.	1,200	121
Viacom, Inc. Class A	31,400	1,606
Wal-Mart Stores, Inc.	13,600	748
Walt Disney Co. (The)	49,900	2,151
Wyndham Worldwide Corp.	101,340	3,507
Yum! Brands, Inc.	19,930	1,069

		67,007

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 4.0%
Campbell Soup Co. (Ñ)	6,900	232
Coca-Cola Co. (The)	67,200	4,533
Colgate-Palmolive Co.	16,500	1,392
CVS Caremark Corp.	77,770	2,819
Dr Pepper Snapple Group, Inc.	7,900	310
General Mills, Inc.	25,400	980
Kroger Co. (The)	19,800	481
PepsiCo, Inc.	32,500	2,239
Philip Morris International, Inc.	21,700	1,507
Procter & Gamble Co. (The)	47,785	3,101
Sysco Corp.	7,000	202
Walgreen Co.	8,200	350

		18,146

Energy - 13.0%
Anadarko Petroleum Corp.	4,080	322
Apache Corp.	35,990	4,800
Baker Hughes, Inc.	23,600	1,827
Cameron International Corp. (AE)	53,365	2,813
Chevron Corp.	87,087	9,531
ConocoPhillips	15,579	1,230
Devon Energy Corp.	49,000	4,459
El Paso Corp.	178,090	3,457
EOG Resources, Inc.	5,400	610
Exxon Mobil Corp.	84,046	7,396
FMC Technologies, Inc. (AE)	50,800	2,361
Halliburton Co.	80,200	4,049
National Oilwell Varco, Inc.	69,200	5,307
Noble Energy, Inc.	2,500	241
Occidental Petroleum Corp.	17,800	2,034
Peabody Energy Corp.	900	60
Rowan Cos., Inc. (AE)	14,900	621
Royal Dutch Shell PLC - ADR	6,700	519
Schlumberger, Ltd.	70,600	6,336
Williams Cos., Inc. (The)	5,900	196

		58,169

Financial Services - 16.1%
ACE, Ltd.	40,000	2,690
Aflac, Inc.	11,400	641
American Express Co.	21,100	1,036
Bank of America Corp.	325,648	3,999
BB&T Corp.	18,500	498
Berkshire Hathaway, Inc. Class B (AE)	8,900	741
Camden Property Trust (Ñ)(ö)	1,300	82
Capital One Financial Corp.	46,470	2,543
Charles Schwab Corp. (The)(Ñ)	131,500	2,408
Citigroup, Inc. (AE)	434,745	1,996
CME Group, Inc. Class A	1,600	473
Comerica, Inc.	16,200	614
Digital Realty Trust, Inc. (Ñ)(ö)	6,900	416
Discover Financial Services	116,700	2,899
Endurance Specialty Holdings, Ltd.	1,800	80
Everest Re Group, Ltd.	500	46
Fifth Third Bancorp	85,390	1,133

96	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The)	38,610	5,831
HCP, Inc. (ö)	9,100	361
Host Hotels & Resorts, Inc. (ö)	11,200	199
Huntington Bancshares, Inc.	68,800	467
IntercontinentalExchange, Inc. (AE)	18,500	2,226
Invesco, Ltd.	21,100	525
JPMorgan Chase & Co.	134,920	6,156
Mastercard, Inc. Class A	13,500	3,725
MetLife, Inc.	91,480	4,280
Morgan Stanley	24,400	638
PNC Financial Services Group, Inc.	34,000	2,120
Popular, Inc. (AE)(Ñ)	207,900	655
Prudential Financial, Inc.	9,900	628
RenaissanceRe Holdings, Ltd. (Ñ)	1,000	70
Simon Property Group, Inc. (ö)	6,168	707
SLM Corp.	104,000	1,725
State Street Corp.	66,600	3,100
SVB Financial Group (AE)(Ñ)	2,600	157
US Bancorp	12,700	328
Visa, Inc. Class A	90,175	7,044
Wells Fargo & Co.	217,740	6,338
XL Group PLC Class A	12,800	313
Zions Bancorporation (Ñ)	89,500	2,188

		72,076

Health Care - 12.8%
Abbott Laboratories	94,100	4,897
Aetna, Inc.	4,000	166
Alexion Pharmaceuticals, Inc. (AE)	26,900	2,606
Allergan, Inc.	42,800	3,405
Amgen, Inc. (AE)	24,940	1,418
Baxter International, Inc.	13,800	785
Biogen Idec, Inc. (AE)	13,300	1,295
Bristol-Myers Squibb Co.	4,600	129
Cardinal Health, Inc.	2,500	109
Celgene Corp. (AE)	20,400	1,201
Cerner Corp. (AE)(Ñ)	19,500	2,344
Coventry Health Care, Inc. (AE)	41,100	1,326
Covidien PLC	88,925	4,952
CR Bard, Inc.	4,800	512
DaVita, Inc. (AE)	4,700	414
Dendreon Corp. (AE)	7,900	343
Express Scripts, Inc. Class A (AE)	3,200	182
Health Management Associates, Inc. Class A (AE)	134,100	1,513
Humana, Inc.	4,700	358
Illumina, Inc. (AE)(Ñ)	48,500	3,443
Intuitive Surgical, Inc. (AE)	12,500	4,371
Johnson & Johnson	8,484	558
McKesson Corp.	7,900	656
Medco Health Solutions, Inc. (AE)	2,500	148
Medtronic, Inc.	1,400	58
Merck & Co., Inc.	57,000	2,049
Mylan, Inc. (AE)	72,350	1,803
Novo Nordisk A/S - ADR	11,800	1,503
Pfizer, Inc.	80,500	1,687
Pharmaceutical Product Development, Inc.	23,500	725
Stryker Corp.	35,740	2,109

	Principal Amount ($) or Shares	Market Value $
Thermo Fisher Scientific, Inc. (AE)	42,600	2,556
UnitedHealth Group, Inc.	96,300	4,741
Varian Medical Systems, Inc. (AE)	31,900	2,239
WellPoint, Inc.	8,900	683

		57,284

Materials and Processing - 4.3%
Air Products & Chemicals, Inc.	2,000	191
Alcoa, Inc.	28,700	488
Crown Holdings, Inc. (AE)	25,400	950
Dow Chemical Co. (The)	56,200	2,304
Ecolab, Inc.	31,600	1,667
EI du Pont de Nemours & Co.	32,500	1,846
Fastenal Co.	30,400	2,039
Freeport-McMoRan Copper & Gold, Inc. Class B	58,700	3,230
LyondellBasell Industries NV Class A (AE)	23,600	1,050
Monsanto Co.	18,600	1,265
PPG Industries, Inc.	6,400	606
Praxair, Inc.	34,080	3,627
Textron, Inc. (Ñ)	11,100	290

		19,553

Producer Durables - 10.7%
3M Co.	15,500	1,507
AGCO Corp. (AE)	5,700	328
Automatic Data Processing, Inc.	40,000	2,174
CH Robinson Worldwide, Inc. (Ñ)	19,500	1,564
Chicago Bridge & Iron Co. NV	19,500	791
CSX Corp.	59,430	4,677
Deere & Co.	1,600	156
Eaton Corp.	25,600	1,370
FedEx Corp.	19,080	1,825
Fluor Corp.	6,700	469
GATX Corp. (Ñ)	3,300	139
General Cable Corp. (AE)(Ñ)	23,800	1,154
General Dynamics Corp.	8,400	612
General Electric Co.	190,100	3,888
Genpact, Ltd. (AE)	4,800	77
Honeywell International, Inc.	29,500	1,806
Huntington Ingalls Industries, Inc. (AE)(Ñ)	916	37
Ingersoll-Rand PLC (Ñ)	55,290	2,792
Lincoln Electric Holdings, Inc.	3,300	259
Norfolk Southern Corp.	12,500	933
Northrop Grumman Corp.	5,500	350
PACCAR, Inc.	24,000	1,275
Parker Hannifin Corp.	23,700	2,235
Rockwell Collins, Inc.	18,970	1,197
Southwest Airlines Co.	10,400	122
Tyco International, Ltd.	20,000	975
Union Pacific Corp.	13,100	1,355
United Parcel Service, Inc. Class B	32,490	2,436
United Technologies Corp.	88,300	7,910
VistaPrint NV (AE)(Ñ)	20,300	1,104
WESCO International, Inc. (AE)(Ñ)	6,700	415
WW Grainger, Inc. (Ñ)	13,600	2,062

		47,994

Russell Tax-Managed U.S. Large Cap Fund	97

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 16.0%
Adobe Systems, Inc. (AE)	14,400	483
American Tower Corp. Class A (AE)	9,500	497
Analog Devices, Inc.	10,100	407
Apple, Inc. (AE)	33,200	11,561
ASML Holding NV Class G	40,900	1,708
Broadcom Corp. Class A	11,500	405
Cisco Systems, Inc.	158,730	2,787
Citrix Systems, Inc. (AE)	1,900	160
Cognizant Technology Solutions Corp. Class A (AE)	13,500	1,119
Corning, Inc.	28,800	603
Cree, Inc. (AE)(Ñ)	21,500	876
EMC Corp. (AE)	36,100	1,023
F5 Networks, Inc. (AE)	25,100	2,544
Google, Inc. Class A (AE)	11,200	6,094
Hewlett-Packard Co.	79,250	3,199
Intel Corp.	9,000	209
International Business Machines Corp.	39,420	6,724
Intersil Corp. Class A (Ñ)	10,600	157
Juniper Networks, Inc. (AE)	53,840	2,064
Lam Research Corp. (AE)	3,400	164
Marvell Technology Group, Ltd. (AE)	9,000	139
Microsoft Corp.	130,190	3,388
Novellus Systems, Inc. (AE)	11,000	353
NVIDIA Corp. (AE)	9,900	198
OpenTable, Inc. (AE)	7,700	857
Oracle Corp.	186,210	6,713
QLogic Corp. (AE)	52,000	935
QUALCOMM, Inc.	136,130	7,738
Red Hat, Inc. (AE)	34,240	1,625
Salesforce.com, Inc. (AE)	42,300	5,863
SanDisk Corp. (AE)	7,200	354
VeriFone Systems, Inc. (AE)(Ñ)	3,900	214
Xilinx, Inc.	15,900	554

		71,715

Utilities - 2.7%
Ameren Corp.	2,400	70
American Water Works Co., Inc.	14,600	429
AT&T, Inc.	39,756	1,237
CMS Energy Corp.	16,600	329
Constellation Energy Group, Inc.	4,200	153
FirstEnergy Corp.	2,900	116
Frontier Communications Corp.	19,683	163
j2 Global Communications, Inc. (AE)(Ñ)	5,600	165
MetroPCS Communications, Inc. (AE)	45,550	767
NextEra Energy, Inc.	19,500	1,103
Northeast Utilities	11,700	416
NV Energy, Inc.	29,400	447
Oneok, Inc.	4,900	343
PG&E Corp.	9,900	456
PPL Corp.	5,200	143
Public Service Enterprise Group, Inc.	13,100	421
Sempra Energy	7,900	435

	Principal Amount ($) or Shares		Market Value $
Southwestern Energy Co. (AE)	35,700		1,566
Sprint Nextel Corp. (AE)	155,050		803
Verizon Communications, Inc.	57,238		2,162
Xcel Energy, Inc.	8,500		193

			11,917

Total Common Stocks (cost $317,975)			423,861

Short-Term Investments - 5.0%
Russell U.S. Cash Management Fund	22,191,775	(¥)	22,192

Total Short-Term Investments (cost $22,192)			22,192

Other Securities - 5.4%
Russell Investment Company Liquidating Trust (×)	757,460	(¥)	771
Russell U.S. Cash Collateral Fund (×)	23,553,759	(¥)	23,554

Total Other Securities (cost $24,311)			24,325

Total Investments - 104.9% (identified cost $364,478)			470,378

Other Assets and Liabilities, Net - (4.9%)			(21,828)

Net Assets - 100.0%			448,550

See accompanying notes which are an integral part of the financial statements.

98	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	276	USD	18,764	06/11	655
S&P 500 Index (CME)	14	USD	4,759	06/11	174

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					829

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$67,007	$—	$—	$67,007	14.9
Consumer Staples	18,146	—	—	18,146	4.0
Energy	58,169	—	—	58,169	13.0
Financial Services	72,076	—	—	72,076	16.1
Health Care	57,284	—	—	57,284	12.8
Materials and Processing	19,553	—	—	19,553	4.3
Producer Durables	47,994	—	—	47,994	10.7
Technology	71,715	—	—	71,715	16.0
Utilities	11,917	—	—	11,917	2.7
Short-Term Investments	—	22,192	—	22,192	5.0
Other Securities	—	24,325	—	24,325	5.4

Total Investments	423,861	46,517	—	470,378	104.9

Other Assets and Liabilities, Net					(4.9)

					100.0

Other Financial Instruments
Futures Contracts	829	—	—	829	0.2

Total Other Financial Instruments*	$829	$—	$—	$829

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	99

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$829

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,468

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$140

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

100	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,253.50	$1,017.21
Expenses Paid During Period*	$8.55	$7.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,249.60	$1,013.64
Expenses Paid During Period*	$12.55	$11.23

*	Expenses are equal to the Fund’s annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,254.20	$1,017.36
Expenses Paid During Period*	$8.38	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,255.60	$1,018.60
Expenses Paid During Period*	$6.99	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Tax-Managed U.S. Mid & Small Cap Fund	101

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.5%
Consumer Discretionary - 15.7%
1-800-Flowers.com, Inc. Class A (Æ)	5,282	18
Abercrombie & Fitch Co. Class A	5,460	387
Aeropostale, Inc. (Æ)	6,438	164
American Public Education, Inc. (Æ)(Ñ)	1,167	49
Amerigon, Inc. (Æ)	67,340	1,148
ANN, Inc. (Æ)	25,622	800
Arbitron, Inc.	12,030	465
Barnes & Noble, Inc.	7,995	88
Beazer Homes USA, Inc. (Æ)(Ñ)	18,683	87
Biglari Holdings, Inc. (Æ)	264	115
BJ’s Restaurants, Inc. (Æ)(Ñ)	18,000	845
Blue Nile, Inc. (Æ)(Ñ)	5,500	313
BorgWarner, Inc. (Æ)(Ñ)	52	4
Bravo Brio Restaurant Group, Inc. (Æ)	10,196	210
Bridgepoint Education, Inc. (Æ)(Ñ)	26,900	472
Brinker International, Inc.	7,373	178
Buffalo Wild Wings, Inc. (Æ)(Ñ)	15,400	941
California Pizza Kitchen, Inc. (Æ)	7,031	112
Callaway Golf Co.	40,510	287
Capella Education Co. (Æ)	6,514	323
CarMax, Inc. (Æ)	7,299	253
Carter’s, Inc. (Æ)	17,570	543
Cato Corp. (The) Class A	22,305	569
Cheesecake Factory, Inc. (The)(Æ)(Ñ)	15,323	451
Cherokee, Inc. (Ñ)	4,154	81
Chico’s FAS, Inc.	13,239	194
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	40	11
Cooper Tire & Rubber Co.	17,525	473
CROCS, Inc. (Æ)(Ñ)	19,830	399
Dana Holding Corp. (Æ)	9,122	166
Dick’s Sporting Goods, Inc. (Æ)	8,370	343
Domino’s Pizza, Inc. (Æ)	30,378	564
Dorman Products, Inc. (Æ)	3,025	118
DR Horton, Inc.	6,556	82
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	16,126	427
Gannett Co., Inc.	3,844	58
Gaylord Entertainment Co. (Æ)	12,750	457
Gentex Corp.	6,490	203
Goodyear Tire & Rubber Co. (The)(Æ)	2,527	46
Hanesbrands, Inc. (Æ)	2,562	83
HealthStream, Inc. (Æ)	9,100	90
Hertz Global Holdings, Inc. (Æ)	12,639	217
Hibbett Sports, Inc. (Æ)(Ñ)	27,100	1,024
Iconix Brand Group, Inc. (Æ)	7,469	183
Interpublic Group of Cos., Inc. (The)	37,296	438
Jack in the Box, Inc. (Æ)	17,970	371
John Wiley & Sons, Inc. Class A	3,050	155
K12, Inc. (Æ)(Ñ)	19,100	752
Liberty Media Corp. - Capital (Æ)	1,907	157
Life Time Fitness, Inc. (Æ)(Ñ)	2,427	95
LKQ Corp. (Æ)	48,500	1,223
LodgeNet Interactive Corp. (Æ)(Ñ)	6,138	22
Lululemon Athletica, Inc. (Æ)(Ñ)	2,070	207

	Principal Amount ($) or Shares	Market Value $
Matthews International Corp. Class A (Ñ)	10,425	418
MDC Holdings, Inc. (Ñ)	3,430	100
Meredith Corp. (Ñ)	16,650	556
Monro Muffler Brake, Inc. (Ñ)	23,650	718
Penn National Gaming, Inc. (Æ)(Ñ)	7,690	308
PetSmart, Inc.	5,780	244
Pool Corp. (Ñ)	6,540	198
RadioShack Corp. (Ñ)	350	6
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	1,628	44
Ross Stores, Inc.	2,034	150
Rue21, Inc. (Æ)(Ñ)	13,600	410
Service Corp. International	12,050	142
Shoe Carnival, Inc. (Æ)	5,698	167
Shutterfly, Inc. (Æ)(Ñ)	14,100	868
Signet Jewelers, Ltd. (Æ)	4,472	196
Sirius XM Radio, Inc. (Æ)	92,270	184
Snap-On, Inc.	8,695	537
Standard Pacific Corp. (Æ)(Ñ)	1,518	6
Steven Madden, Ltd. (Æ)	7,630	406
Tempur-Pedic International, Inc. (Æ)	3,900	245
Tenneco, Inc. (Æ)	24,213	1,119
Texas Roadhouse, Inc. Class A (Ñ)	5,550	90
Tiffany & Co.	1,789	124
TiVo, Inc. (Æ)(Ñ)	11,785	113
Toll Brothers, Inc. (Æ)	12,920	271
Tractor Supply Co.	13,499	835
Tupperware Brands Corp.	3,881	247
ValueClick, Inc. (Æ)	42,114	705
Weyco Group, Inc. (Ñ)	809	20
Wyndham Worldwide Corp.	5,420	188

		27,076

Consumer Staples - 3.4%
Casey’s General Stores, Inc. (Ñ)	16,097	628
Constellation Brands, Inc. Class A (Æ)	7,438	167
Flowers Foods, Inc. (Ñ)	14,780	452
Fresh Market, Inc. (The)(Æ)	2,720	114
Green Mountain Coffee Roasters, Inc. (Æ)	2,802	188
Hain Celestial Group, Inc. (The)(Æ)	8,954	304
Hansen Natural Corp. (Æ)	3,403	225
JM Smucker Co. (The)	1,628	122
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	17,300	804
Ralcorp Holdings, Inc. (Æ)	2,598	202
Ruddick Corp. (Ñ)	4,139	172
SunOpta, Inc. (Æ)	53,297	376
TreeHouse Foods, Inc. (Æ)(Ñ)	26,396	1,601
United Natural Foods, Inc. (Æ)	13,342	570

		5,925

Energy - 4.9%
Alpha Natural Resources, Inc. (Æ)(Ñ)	3,521	205
Atwood Oceanics, Inc. (Æ)	9,520	428
Basic Energy Services, Inc. (Æ)(Ñ)	1,214	37
Bill Barrett Corp. (Æ)	13,369	558
Brigham Exploration Co. (Æ)	7,830	263
Cabot Oil & Gas Corp.	4,295	242

102	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Concho Resources, Inc. (Æ)	3,053	326
Core Laboratories NV (Ñ)	2,930	281
Dril-Quip, Inc. (Æ)	11,000	842
Evergreen Solar, Inc. (Æ)(Ñ)	19,647	29
Forest Oil Corp. (Æ)	3,342	120
FX Energy, Inc. (Æ)	1,628	13
Hercules Offshore, Inc. (Æ)	6,093	38
ION Geophysical Corp. (Æ)(Ñ)	49,353	624
Lufkin Industries, Inc.	2,658	245
Massey Energy Co.	4,023	275
North American Energy Partners, Inc. (Æ)	33,942	387
Oceaneering International, Inc.	1,664	146
Oil States International, Inc. (Æ)	2,895	240
Rosetta Resources, Inc. (Æ)	4,732	217
SandRidge Energy, Inc. (Æ)(Ñ)	14,808	183
Superior Energy Services, Inc. (Æ)	17,270	664
Tesoro Corp. (Æ)	7,943	215
Walter Energy, Inc. Class A	3,953	546
Whiting Petroleum Corp. (Æ)	13,775	957
Willbros Group, Inc. (Æ)	9,707	104
World Fuel Services Corp.	4,432	176

		8,361

Financial Services - 15.7%
Advent Software, Inc. (Æ)(Ñ)	34,500	939
American Campus Communities, Inc. (ö)	22,761	800
American Equity Investment Life Holding Co. (Ñ)	47,985	617
Apollo Investment Corp. (Ñ)	5,619	67
Ares Capital Corp.	10,550	187
Argo Group International Holdings, Ltd.	12,275	386
Astoria Financial Corp. (Ñ)	22,714	329
Axis Capital Holdings, Ltd.	5,601	198
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	117
Bank of Hawaii Corp.	8,912	435
Bank of the Ozarks, Inc.	11,805	526
BioMed Realty Trust, Inc. (ö)	17,460	346
Broadridge Financial Solutions, Inc.	5,818	135
Brown & Brown, Inc.	10,050	260
Camden Property Trust (ö)	3,445	216
Cash America International, Inc. (Ñ)	3,204	152
CB Richard Ellis Group, Inc. Class A (Æ)	9,618	257
CBL & Associates Properties, Inc. (ö)	7,572	141
CBOE Holdings, Inc. (Ñ)	4,089	110
Cedar Shopping Centers, Inc. (ö)	43,263	255
Community Bank System, Inc.	13,172	330
CVB Financial Corp.	6,669	65
Delphi Financial Group, Inc. Class A	3,600	115
East West Bancorp, Inc. (Ñ)	13,490	285
EastGroup Properties, Inc. (Ñ)(ö)	170	8
Employers Holdings, Inc. (Ñ)	6,655	134
Equifax, Inc.	3,699	139
Euronet Worldwide, Inc. (Æ)	2,761	52
Extra Space Storage, Inc. (ö)	6,553	142
Ezcorp, Inc. Class A (Æ)	31,370	988
Fair Isaac Corp. (Ñ)	20,435	611

	Principal Amount ($) or Shares	Market Value $
Federal Agricultural Mortgage Corp. Class C (Ñ)	7,665	145
Federal Realty Investment Trust (ö)	2,628	230
FelCor Lodging Trust, Inc. (Æ)(ö)	71,219	453
Fidelity National Financial, Inc. Class A	8,883	137
First Horizon National Corp.	12,725	139
First Industrial Realty Trust, Inc. (Æ)(ö)	48,508	607
First Midwest Bancorp, Inc.	20,259	265
First Niagara Financial Group, Inc.	11,919	172
Franklin Street Properties Corp. (Ñ)(ö)	10,489	148
Genworth Financial, Inc. Class A (Æ)	9,128	111
Glacier Bancorp, Inc. (Ñ)	34,522	519
Hanover Insurance Group, Inc. (The)	9,972	421
Harleysville Group, Inc. (Ñ)	5,105	164
Health Care REIT, Inc. (ö)	2,607	140
Healthcare Realty Trust, Inc. (Ñ)(ö)	15,975	365
Heartland Payment Systems, Inc.	9,110	182
Higher One Holdings, Inc. (Æ)(Ñ)	12,600	177
Home Properties, Inc. (Ñ)(ö)	7,852	498
Huntington Bancshares, Inc.	10,656	72
Iberiabank Corp. (Ñ)	2,759	166
Inland Real Estate Corp. (Ñ)(ö)	10,859	106
Investors Real Estate Trust (ö)	5,357	50
iStar Financial, Inc. (Æ)(Ñ)(ö)	18,431	177
Jefferies Group, Inc.	6,369	154
Jones Lang LaSalle, Inc.	1,606	164
Kayne Anderson Energy Development Co.	5,082	100
KeyCorp	16,019	139
Lazard, Ltd. Class A	6,290	258
Life Partners Holdings, Inc. (Ñ)	1,555	11
Macerich Co. (The)(ö)	2,415	128
Markel Corp. (Æ)(Ñ)	428	179
MarketAxess Holdings, Inc.	11,160	272
Marshall & Ilsley Corp.	18,110	148
MF Global Holdings, Ltd. (Æ)	30,740	258
MGIC Investment Corp. (Æ)	36,056	312
Mid-America Apartment Communities, Inc. (Ñ)(ö)	17,806	1,190
MPG Office Trust, Inc. (Æ)(ö)	8,414	28
NASDAQ OMX Group, Inc. (The)(Æ)	7,210	195
Nationwide Health Properties, Inc. (ö)	5,411	237
Navigators Group, Inc. (The)(Æ)(Ñ)	857	44
Netspend Holdings, Inc. (Æ)(Ñ)	35,800	416
Och-Ziff Capital Management Group LLC Class A	13,570	218
Old National Bancorp	37,794	391
PacWest Bancorp (Ñ)	7,110	163
Park National Corp.	653	45
PMI Group, Inc. (The)(Æ)	30,568	66
Post Properties, Inc. (ö)	3,920	159
Prosperity Bancshares, Inc. (Ñ)	11,817	542
PS Business Parks, Inc. (ö)	8,050	485
Radian Group, Inc. (Ñ)	9,257	55
Raymond James Financial, Inc.	4,948	185
Reinsurance Group of America, Inc. Class A	2,243	142
RLI Corp. (Ñ)	6,445	382

Russell Tax-Managed U.S. Mid & Small Cap Fund	103

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Selective Insurance Group, Inc.	26,873	474
Signature Bank NY (Æ)	17,215	1,002
SL Green Realty Corp. (ö)	3,020	249
State Auto Financial Corp.	1,400	24
Sun Communities, Inc. (ö)	24,500	943
Tanger Factory Outlet Centers (ö)	6,758	187
Umpqua Holdings Corp. (Ñ)	3,157	37
United Bankshares, Inc.	11,295	295
United Fire & Casualty Co.	7,735	153
Valley National Bancorp (Ñ)	29,953	429
Ventas, Inc. (ö)	2,603	146
Waddell & Reed Financial, Inc. Class A	5,063	208
Walter Investment Management Corp. (Ñ)(ö)	557	10
Washington Real Estate Investment Trust (Ñ)(ö)	1,466	47
Webster Financial Corp.	14,910	321
Westamerica Bancorporation (Ñ)	8,591	436
Westwood Holdings Group, Inc.	2,290	86
WSFS Financial Corp.	1,002	45

		26,944

Health Care - 12.8%
Abaxis, Inc. (Æ)(Ñ)	13,600	395
Alere, Inc. (Æ)	3,387	126
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	6,773	656
Align Technology, Inc. (Æ)(Ñ)	7,864	190
Allscripts Healthcare Solutions, Inc. (Æ)(Ñ)	6,952	150
American Medical Systems Holdings, Inc. (Æ)	7,414	219
AMERIGROUP Corp. Class A (Æ)(Ñ)	15,605	1,066
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	1,839	45
Biodel, Inc. (Æ)(Ñ)	13,955	31
Bio-Reference Labs, Inc. (Æ)(Ñ)	48,300	1,218
Catalyst Health Solutions, Inc. (Æ)	19,000	1,132
Charles River Laboratories International, Inc. (Æ)	3,388	143
Chemed Corp.	12,723	886
Cooper Cos., Inc. (The)	2,326	174
Covance, Inc. (Æ)	2,834	177
Dendreon Corp. (Æ)	1,949	85
Dentsply International, Inc.	1,308	49
Endo Pharmaceuticals Holdings, Inc. (Æ)	2,462	96
Exelixis, Inc. (Æ)(Ñ)	21,810	267
Gentiva Health Services, Inc. (Æ)	18,834	527
Greatbatch, Inc. (Æ)	4,527	123
Haemonetics Corp. (Æ)	16,058	1,127
Healthsouth Corp. (Æ)(Ñ)	17,066	437
Henry Schein, Inc. (Æ)	1,797	131
HMS Holdings Corp. (Æ)	17,240	1,357
Hologic, Inc. (Æ)	9,896	218
Human Genome Sciences, Inc. (Æ)(Ñ)	5,253	155
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	23,691	1,229
Jazz Pharmaceuticals, Inc. (Æ)	5,500	176
Kindred Healthcare, Inc. (Æ)	13,180	332
LifePoint Hospitals, Inc. (Æ)(Ñ)	10,750	447
Magellan Health Services, Inc. (Æ)	7,486	389

	Principal Amount ($) or Shares	Market Value $
Mednax, Inc. (Æ)	2,682	190
MELA Sciences, Inc. (Æ)	19,935	74
Merit Medical Systems, Inc. (Æ)(Ñ)	29,347	684
MWI Veterinary Supply, Inc. (Æ)(Ñ)	16,787	1,396
Neogen Corp. (Æ)(Ñ)	8,914	374
Omnicell, Inc. (Æ)	8,759	135
Orthofix International NV (Æ)	3,868	132
Pharmasset, Inc. (Æ)	4,000	406
PSS World Medical, Inc. (Æ)(Ñ)	22,097	636
Quality Systems, Inc. (Ñ)	1,488	134
Seattle Genetics, Inc. (Æ)(Ñ)	9,079	151
Sunrise Senior Living, Inc. (Æ)	71,933	747
SXC Health Solutions Corp. (Æ)	10,900	601
Tenet Healthcare Corp. (Æ)	26,176	181
Transcend Services, Inc. (Æ)(Ñ)	14,186	342
United Therapeutics Corp. (Æ)(Ñ)	4,440	297
Universal Health Services, Inc. Class B (Ñ)	7,670	420
US Physical Therapy, Inc.	25,211	614
Viropharma, Inc. (Æ)	9,457	182
Watson Pharmaceuticals, Inc. Class B (Æ)	6,821	423
Zoll Medical Corp. (Æ)	3,600	204

		22,076

Materials and Processing - 5.0%
AAON, Inc. (Ñ)	5,304	174
Airgas, Inc.	3,309	230
Allied Nevada Gold Corp. (Æ)(Ñ)	4,934	213
Arch Chemicals, Inc.	15,760	610
Ball Corp.	4,470	167
Belden, Inc.	3,830	146
Carpenter Technology Corp.	11,965	613
Coeur d’Alene Mines Corp. (Æ)	2,755	87
Compass Minerals International, Inc.	7,499	732
Crown Holdings, Inc. (Æ)	5,723	214
Eastman Chemical Co.	1,494	160
Ferro Corp. (Æ)	28,221	423
Gibraltar Industries, Inc. (Æ)(Ñ)	18,917	221
Horsehead Holding Corp. (Æ)	11,747	185
Interline Brands, Inc. (Æ)	23,515	497
Koppers Holdings, Inc.	11,775	539
Lennox International, Inc.	3,585	174
Minerals Technologies, Inc.	1,554	106
Packaging Corp. of America	3,307	94
Quanex Building Products Corp.	3,865	81
RPM International, Inc.	8,007	188
Silgan Holdings, Inc.	7,380	339
Solutia, Inc. (Æ)	12,170	321
Sonoco Products Co.	3,503	121
Spartech Corp. (Æ)	31,137	222
Steel Dynamics, Inc.	9,550	174
Stillwater Mining Co. (Æ)	10,010	228
Temple-Inland, Inc.	14,286	336
Texas Industries, Inc. (Ñ)	6,025	254
United Stationers, Inc.	4,930	355
Universal Forest Products, Inc. (Ñ)	3,533	114
WR Grace & Co. (Æ)	5,007	227

		8,545

104	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 15.3%
A123 Systems, Inc. (Æ)(Ñ)	3,417	21
Aaron’s, Inc. Class A	25,861	745
Accuride Corp. (Æ)	40,600	562
Actuant Corp. Class A (Ñ)	23,786	660
Advanced Energy Industries, Inc. (Æ)	23,869	338
Advisory Board Co. (The)(Æ)	21,630	1,011
Aecom Technology Corp. (Æ)	3,754	102
Alexander & Baldwin, Inc.	2,787	147
Allegiant Travel Co. Class A (Ñ)	2,304	103
American Superconductor Corp. (Æ)(Ñ)	3,272	39
Ametek, Inc.	4,227	195
AMR Corp. (Æ)(Ñ)	8,524	50
Applied Industrial Technologies, Inc.	5,016	177
Arkansas Best Corp. (Ñ)	3,756	86
Barnes Group, Inc. (Ñ)	27,217	673
Bristow Group, Inc. (Æ)	18,784	872
Bucyrus International, Inc. Class A	2,552	233
Carlisle Cos., Inc.	3,361	167
CDI Corp.	4,948	73
Commercial Vehicle Group, Inc. (Æ)	22,145	382
Consolidated Graphics, Inc. (Æ)	8,675	487
Con-way, Inc.	3,100	121
Corporate Executive Board Co. (The)	7,850	313
Corrections Corp. of America (Æ)	6,957	173
EnPro Industries, Inc. (Æ)	10,803	433
ESCO Technologies, Inc.	1,395	51
Ethan Allen Interiors, Inc. (Ñ)	21,012	506
ExlService Holdings, Inc. (Æ)	28,743	596
Forward Air Corp.	1,799	61
Franklin Electric Co., Inc. (Ñ)	9,530	430
Gardner Denver, Inc.	7,996	691
GATX Corp. (Ñ)	15,800	668
Genesee & Wyoming, Inc. Class A (Æ)	11,331	702
GrafTech International, Ltd. (Æ)	8,620	200
HEICO Corp. (Ñ)	3,870	186
Heidrick & Struggles International, Inc. (Ñ)	15,400	360
Herman Miller, Inc.	16,191	421
HNI Corp.	5,172	142
IDEX Corp.	9,783	459
Kadant, Inc. (Æ)	5,870	181
Kansas City Southern (Æ)	11,237	653
KBR, Inc.	6,364	244
Knight Transportation, Inc. (Ñ)	32,000	576
Knightsbridge Tankers, Ltd. (Ñ)	2,589	58
Knoll, Inc.	10,490	206
Lexmark International, Inc. Class A (Æ)	3,109	100
Lindsay Corp.	3,330	244
Littelfuse, Inc.	3,075	191
Manpower, Inc.	4,870	323
MAXIMUS, Inc.	2,405	192
Mettler-Toledo International, Inc. (Æ)	678	127
Modine Manufacturing Co. (Æ)	32,165	573
Navigant Consulting, Inc. (Æ)(Ñ)	3,500	41
Navistar International Corp. (Æ)	2,900	202
Old Dominion Freight Line, Inc. (Æ)	16,505	618
Orbital Sciences Corp. (Æ)	6,866	129

	Principal Amount ($) or Shares	Market Value $
Oshkosh Corp. (Æ)	3,754	119
Pall Corp.	5,761	337
Pentair, Inc.	5,262	211
Pinnacle Airlines Corp. (Æ)(Ñ)	1,932	11
Robbins & Myers, Inc.	17,908	778
Robert Half International, Inc. (Ñ)	4,492	136
Skywest, Inc.	8,221	136
Syntel, Inc. (Ñ)	24,947	1,364
Teekay Tankers, Ltd. Class A (Ñ)	9,135	86
Tetra Tech, Inc. (Æ)	5,251	124
Titan International, Inc.	24,960	771
Toro Co. (The)	11,375	773
Trimas Corp. (Æ)	16,089	373
United Rentals, Inc. (Æ)(Ñ)	22,091	650
UTi Worldwide, Inc.	12,800	287
VistaPrint NV (Æ)	19,643	1,069
Wabtec Corp.	9,093	649
WESCO International, Inc. (Æ)(Ñ)	3,158	196

		26,364

Technology - 18.7%
AboveNet, Inc.	8,825	589
Acme Packet, Inc. (Æ)	4,870	402
Advanced Analogic Technologies, Inc. (Æ)	16,181	69
Advanced Micro Devices, Inc. (Æ)	18,193	166
Akamai Technologies, Inc. (Æ)	1,939	67
American Science & Engineering, Inc. (Ñ)	3,736	329
Ancestry.com, Inc. (Æ)(Ñ)	11,400	521
Anixter International, Inc.	7,470	561
Ansys, Inc. (Æ)	26,818	1,483
Applied Micro Circuits Corp. (Æ)	13,404	140
Ariba, Inc. (Æ)	7,153	249
Aruba Networks, Inc. (Æ)	12,830	461
Atmel Corp. (Æ)	16,416	251
Avnet, Inc. (Æ)	5,180	188
Benchmark Electronics, Inc. (Æ)	25,522	431
Black Box Corp.	2,003	70
Blackboard, Inc. (Æ)(Ñ)	12,000	577
Bottomline Technologies, Inc. (Æ)	32,888	914
Brocade Communications Systems, Inc. (Æ)	14,299	89
CACI International, Inc. Class A (Æ)	10,410	636
Checkpoint Systems, Inc. (Æ)	1,668	35
Ciber, Inc. (Æ)	43,332	248
comScore, Inc. (Æ)(Ñ)	27,782	828
Concur Technologies, Inc. (Æ)(Ñ)	8,300	480
Cypress Semiconductor Corp.	15,480	337
DealerTrack Holdings, Inc. (Æ)	26,500	595
Digimarc Corp. (Æ)(Ñ)	6,730	182
Diodes, Inc. (Æ)	13,762	471
DynaVox, Inc. Class A (Æ)	3,270	19
Earthlink, Inc. (Ñ)	110,792	911
Ebix, Inc. (Æ)(Ñ)	28,900	660
Ellie Mae, Inc. (Æ)	44,000	315
Emulex Corp. (Æ)	34,627	336
Entegris, Inc. (Æ)	70,994	613
Entropic Communications, Inc. (Æ)(Ñ)	37,790	331

Russell Tax-Managed U.S. Mid & Small Cap Fund	105

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Envestnet, Inc. (Æ)	17,930	238
Equinix, Inc. (Æ)	1,142	115
Fairchild Semiconductor International, Inc. Class A (Æ)	35,046	735
Fortinet, Inc. (Æ)	7,000	341
Harmonic, Inc. (Æ)	51,342	425
Hittite Microwave Corp. (Æ)	12,000	773
Hutchinson Technology, Inc. (Æ)(Ñ)	4,968	13
Inphi Corp. (Æ)	10,990	237
Integrated Device Technology, Inc. (Æ)	67,794	552
Interactive Intelligence, Inc. (Æ)(Ñ)	21,790	815
IPG Photonics Corp. (Æ)	7,337	510
Jabil Circuit, Inc.	9,475	188
Limelight Networks, Inc. (Æ)(Ñ)	33,290	212
LivePerson, Inc. (Æ)(Ñ)	53,335	713
Local.com Corp. (Æ)(Ñ)	13,625	66
LogMeIn, Inc. (Æ)(Ñ)	15,000	646
LTX-Credence Corp. (Æ)(Ñ)	12,499	108
Mentor Graphics Corp. (Æ)	12,930	191
MICROS Systems, Inc. (Æ)	4,213	219
Netlogic Microsystems, Inc. (Æ)(Ñ)	32,190	1,388
Network Engines, Inc. (Æ)	6,395	11
Newport Corp. (Æ)(Ñ)	8,837	166
NIC, Inc. (Ñ)	59,790	769
Nuance Communications, Inc. (Æ)(Ñ)	4,520	94
NVE Corp. (Æ)(Ñ)	566	33
ON Semiconductor Corp. (Æ)	18,655	196
OpenTable, Inc. (Æ)	1,970	219
Plexus Corp. (Æ)(Ñ)	29,287	1,069
Power Integrations, Inc. (Ñ)	18,200	734
Progress Software Corp. (Æ)	27,855	826
Quantum Corp. (Æ)(Ñ)	25,666	82
Rackspace Hosting, Inc. (Æ)(Ñ)	4,510	208
RF Micro Devices, Inc. (Æ)(Ñ)	21,845	145
Riverbed Technology, Inc. (Æ)(Ñ)	12,400	436
Rogers Corp. (Æ)	2,466	102
Rovi Corp. (Æ)	7,353	357
SAVVIS, Inc. (Æ)	5,770	227
SBA Communications Corp. Class A (Æ)(Ñ)	2,013	78
SciQuest, Inc. (Æ)	22,000	314
SuccessFactors, Inc. (Æ)(Ñ)	13,020	451
Taser International, Inc. (Æ)	13,624	61
Tekelec (Æ)	23,010	192
Tellabs, Inc.	21,072	104
TIBCO Software, Inc. (Æ)(Ñ)	8,851	265
TriQuint Semiconductor, Inc. (Æ)(Ñ)	12,874	177
Ultimate Software Group, Inc. (Æ)(Ñ)	10,758	602
Ultratech, Inc. (Æ)	12,460	390
Unisys Corp. (Æ)	3,195	95
United Online, Inc.	17,844	118
Varian Semiconductor Equipment Associates, Inc. (Æ)	6,790	285
VeriFone Systems, Inc. (Æ)(Ñ)	3,280	180
Volterra Semiconductor Corp. (Æ)	5,800	152

		32,177

	Principal Amount ($) or Shares		Market Value $
Utilities - 3.0%
Alaska Communications Systems Group, Inc. (Ñ)	48,236		466
Allete, Inc. (Ñ)	2,706		110
Atlantic Tele-Network, Inc. (Ñ)	370		14
Avista Corp.	13,880		338
Black Hills Corp. (Ñ)	10,040		349
CenterPoint Energy, Inc.	13,848		258
Central Vermont Public Service Corp. (Ñ)	6,280		147
Cleco Corp. (Ñ)	19,268		676
Connecticut Water Service, Inc. (Ñ)	4,800		124
El Paso Electric Co.	5,715		177
Empire District Electric Co. (The)	2,399		54
Gran Tierra Energy, Inc. (Æ)	17,173		127
j2 Global Communications, Inc. (Æ)(Ñ)	16,985		500
Laclede Group, Inc. (The)	641		25
National Fuel Gas Co.	3,059		224
New Jersey Resources Corp.	3,300		144
Northeast Utilities	6,648		237
Northwest Natural Gas Co.	1,199		55
NorthWestern Corp.	19,215		625
NSTAR	4,513		209
Southwest Gas Corp.	4,371		174
Time Warner Telecom, Inc. Class A (Æ)	9,230		199

			5,232

Total Common Stocks (cost $108,953)			162,700

Short-Term Investments - 4.8%
Russell U.S. Cash Management Fund	8,222,352	(¥)	8,222

Total Short-Term Investments (cost $8,222)			8,222

Other Securities - 15.2%
Russell Investment Company Liquidating Trust (×)	1,146,840	(¥)	1,224
Russell U.S. Cash Collateral Fund(×)	24,927,753	(¥)	24,928

Total Other Securities (cost $26,075)			26,152

Total Investments - 114.5% (identified cost $143,250)			197,074

Other Assets and Liabilities, Net - (14.5%)			(25,017)

Net Assets - 100.0%			172,057

See accompanying notes which are an integral part of the financial statements.

106	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index (CME)	85	USD	8,615	06/11	467

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					467

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$27,076	$—	$—	$27,076	15.7
Consumer Staples	5,925	—	—	5,925	3.4
Energy	8,361	—	—	8,361	4.9
Financial Services	26,944	—	—	26,944	15.7
Health Care	22,076	—	—	22,076	12.8
Materials and Processing	8,545	—	—	8,545	5.0
Producer Durables	26,364	—	—	26,364	15.3
Technology	32,177	—	—	32,177	18.7
Utilities	5,232	—	—	5,232	3.0
Short-Term Investments	—	8,222	—	8,222	4.8
Other Securities	—	26,152	—	26,152	15.2

Total Investments	162,700	34,374	—	197,074	114.5

Other Assets and Liabilities, Net					(14.5)

					100.0

Other Financial Instruments
Futures Contracts	467	—	—	467	0.3

Total Other Financial Instruments*	$467	$—	$—	$467

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	107

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$467

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,599

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$69

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

108	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,033.40	$1,018.60
Expenses Paid During Period*	$6.30	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,029.10	$1,014.88
Expenses Paid During Period*	$10.06	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,033.20	$1,018.60
Expenses Paid During Period*	$6.30	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,034.70	$1,019.84
Expenses Paid During Period*	$5.04	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Global Opportunistic Credit Fund	109

Russell Investment Company

Russell Global Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,034.90	$1,020.28
Expenses Paid During Period*	$4.59	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

110	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Investments - 82.5%
Argentina - 2.3%
Argentina Bonos
Series VII 7.000% due 09/12/13		1,502	1,545
Series X 7.000% due 04/17/17		3,177	2,860
Argentina Government International Bond 6.500% due 12/15/35	EUR	13,856	2,855
Series dis 5.830% due 12/31/33	ARS	9,174	3,647
Argentine Republic Government International Bond Series $DSC 8.280% due 12/31/33		4,955	4,410
Series GDP 1.000% due 12/15/35 (Ê)		4,345	706
Capex SA 10.000% due 03/10/18 (Þ)		256	256
Empresa Distribuidora Y Comercializadora Norte 9.750% due 10/25/22 (Þ)		449	462
Inversiones y Representaciones SA 11.500% due 07/20/20 (Þ)		500	566
Tarjeta Naranja SA 9.000% due 01/28/17 (Þ)		312	322

			17,629

Australia - 0.0%
Mirabela Nickel, Ltd. 8.750% due 04/15/18 (Å)		155	158

Bahamas - 0.1%
Credit Suisse Zero coupon due 06/17/21	IDR	7,000,000	1,099

Barbados - 0.1%
Columbus International, Inc. 11.500% due 11/20/14 (Þ)		250	288
Series REGS 11.500% due 11/20/14		130	149

			437

Belgium - 0.2%
Ontex IV S.A. 9.000% due 04/15/19	EUR	1,050	1,582

Bermuda - 0.5%
Alliance Oil Co., Ltd. Series REGS 9.875% due 03/11/15		210	231
China Oriental Group Co., Ltd. 8.000% due 08/18/15 (Þ)		648	684
Digicel Group, Ltd. 9.125% due 01/15/15 (Þ)		250	260

	Principal Amount ($) or Shares		Market Value $
Series REGS 10.500% due 04/15/18		500	570
Digicel, Ltd. Series REGS 8.250% due 09/01/17		410	435
Inkia Energy, Ltd. 8.375% due 04/04/21 (Þ)		351	359
Qtel International Finance, Ltd. 4.750% due 02/16/21 (Þ)		264	250
5.000% due 10/19/25 (Þ)		895	812
Series REGS 7.875% due 06/10/19		240	283

			3,884

Brazil - 1.0%
Banco Cruzeiro do Sul SA 8.875% due 09/22/20 (Þ)		691	667
Series REGS 8.875% due 09/22/20		341	329
BM&FBovespa SA 5.500% due 07/16/20 (Þ)		499	515
BR Malls International Finance, Ltd. 8.500% due 01/29/49 (ƒ)(Þ)		265	280
Brazilian Government International Bond 6.000% due 01/17/17		2,196	2,498
5.875% due 01/15/19		1,200	1,348
8.750% due 02/04/25		558	760
Cia de Saneamento Basico do Estado de Sao Paulo 6.250% due 12/16/20 (Þ)		698	714
Hypermarcas SA 6.500% due 04/20/21 (Å)		550	555
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)		376	367

			8,033

Canada - 0.8%
Harvest Operations Corp. 6.875% due 10/01/17 (Þ)		1,450	1,517
National Money Mart Co. 10.375% due 12/15/16		2,350	2,620
Novelis, Inc. 8.375% due 12/15/17		855	945
8.750% due 12/15/20		795	888
Sino-Forest Corp. 6.250% due 10/21/17 (Þ)		229	225

			6,195

Cayman Islands - 1.0%
Banco Continental SA via Continental Senior Trustees Cayman, Ltd. 5.500% due 11/18/20 (Þ)		475	450
Countrywide Holdings, Ltd. Series REGS 10.000% due 05/08/18	GBP	1,515	2,531

Russell Global Opportunistic Credit Fund	111

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Dubai Holding Commercial Operations MTN, Ltd. 4.750% due 01/30/14	EUR	100	130
Series EMtN 6.000% due 02/01/17	GBP	200	272
Evergrande Real Estate Group, Ltd. 13.000% due 01/27/15 (Þ)		150	159
Series REGS 13.000% due 01/27/15		295	314
General Shopping Finance, Ltd. 10.000% due 11/09/15 (ƒ)(Þ)		710	731
Hidili Industry International Development, Ltd. Series REGS 8.625% due 11/04/15		303	306
Hutchison Whampoa International 10, Ltd. Series REGS 6.000% due 12/29/49 (ƒ)		311	317
Kaisa Group Holdings, Ltd. Series REGS 13.500% due 04/28/15		512	521
Minerva Overseas II, Ltd. 10.875% due 11/15/19 (Þ)		500	556
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)		815	859
Petrobras International Finance Co. - Pifco 5.375% due 01/27/21		310	314
Texhong Textile Group, Ltd. 7.625% due 01/19/16 (Þ)		202	202

			7,662

Chile - 0.2%
Celulosa Arauco y Constitucion SA 5.000% due 01/21/21 (Þ)		250	250
Corp. Nacional del Cobre de Chile Series REGS 6.150% due 10/24/36		1,200	1,320

			1,570

Colombia - 1.8%
Bogota Distrito Capital Series REGS 9.750% due 07/26/28	COP	4,000,000	2,719
Colombia Government International Bond 2.117% due 11/16/15 (Ê)		3,625	3,757
7.375% due 01/27/17		3,455	4,125
7.750% due 04/14/21	COP	1,391,000	873
7.375% due 09/18/37		1,667	2,034

			13,508

	Principal Amount ($) or Shares		Market Value $
Croatia - 0.5%
Croatia Government International Bond 6.625% due 07/14/20 (Þ)		1,000	1,050
6.375% due 03/24/21 (Þ)		2,572	2,616
Series REGS 6.625% due 07/14/20		450	472

			4,138

Cyprus - 0.1%
Avangardco Investments Public, Ltd. 10.000% due 10/29/15		467	453
Mriya Agro Holding PLC 10.950% due 03/30/16 (Þ)		210	209

			662

Dominican Republic - 0.0%
Capital Cana SA 10.000% due 04/30/16 (Þ)		250	175

El Salvador - 0.4%
El Salvador Government International Bond Series REGS 7.375% due 12/01/19		2,775	3,018

France - 0.6%
Rexel SA 8.250% due 12/15/16	EUR	1,670	2,674
SPCM SA Series REGS 8.250% due 06/15/17	EUR	1,260	2,016

			4,690

Germany - 1.5%
ALBA Group PLC & Co. KG 8.000% due 05/15/18 (Å)	EUR	1,215	1,815
Deutsche Bank AG 9.375% due 02/13/18 (Þ)		1,248	1,279
Hapag-Lloyd AG 9.000% due 10/15/15 (Þ)	EUR	1,650	2,542
KUKA AG Series REGS 8.750% due 11/15/17	EUR	800	1,274
Musketeer GmbH 9.500% due 03/15/21 (Þ)	EUR	1,200	1,875
Unitymedia GmbH Series ReGS 9.625% due 12/01/19	EUR	1,575	2,549

			11,334

Ghana - 0.1%
Republic of Ghana Series REGS 8.500% due 10/04/17		446	500

112	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Hong Kong - 0.0%
BLT International Corp. Series BLTA 12.000% due 02/10/15 (Þ)		200	206

India - 0.1%
Axis Bank, Ltd. 4.750% due 05/02/16 (Þ)		101	103
Axis Bank 7.125% due 06/28/22		126	131
Bank of India 6.994% due 03/29/49 (ƒ)		137	126
ICICI Bank, Ltd. 5.750% due 11/16/20 (Þ)		375	376

			736

Indonesia - 1.0%
Republic of Indonesia 6.875% due 01/17/18		3,023	3,465
11.625% due 03/04/19		2,770	4,037

			7,502

Iraq - 1.2%
Republic of Iraq Series REGS 5.800% due 01/15/28		9,837	8,952

Ireland - 0.6%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875% due 09/25/17 (Þ)		372	393
Ardagh Packaging Finance PLC Series 144a 7.375% due 10/15/17 (Þ)	EUR	1,175	1,797
Series REGS 9.250% due 10/15/20	EUR	500	788
MTS International Funding, Ltd. 8.625% due 06/22/20 (Þ)		349	397
Novatek Finance, Ltd. 6.604% due 02/03/21 (Þ)		693	729
TransCapitalInvest, Ltd. for OJSC AK Transneft Series REGS 5.670% due 03/05/14		250	267
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 7.748% due 02/02/21 (Þ)		528	557

			4,928

Jersey - 0.0%
West China Cement, Ltd. 7.500% due 01/25/16 (Þ)		200	200

Kazakhstan - 0.5%
BTA Bank JSC 12.500% due 01/01/13 (Þ)		783	821
Zero coupon due 07/01/20 (Þ)		1,427	100

	Principal Amount ($) or Shares		Market Value $
Series REGS 12.500% due 01/01/13		354	372
KazMunayGas National Co. 6.375% due 04/09/21 (Þ)		713	743
Series REGS 7.000% due 05/05/20		1,274	1,384
Zhaikmunai LLP 10.500% due 10/19/15 (Þ)		672	720

			4,140

Luxembourg - 2.4%
Aguila 3 SA 7.875% due 01/31/18 (Þ)		1,350	1,380
ALROSA Finance SA 7.750% due 11/03/20 (Þ)		378	407
APERAM 7.750% due 04/01/18 (Þ)		1,200	1,243
ConvaTec Healthcare E SA 7.375% due 12/15/17 (Þ)	EUR	635	978
Series REGS 7.375% due 12/15/17	EUR	990	1,525
Evraz Group SA 6.750% due 04/27/18 (Å)		537	537
Expro Finance Luxembourg SCA 8.500% due 12/15/16 (Þ)		3,150	3,079
Intelsat Jackson Holdings SA 7.250% due 10/15/20 (Þ)		2,500	2,519
MHP SA 10.250% due 04/29/15 (Þ)		150	161
Orascom Telecom Finance SCA Series REGS 7.875% due 02/08/14		560	571
Severstal OAO Via Steel Capital SA 6.700% due 10/25/17 (Þ)		390	401
Sunrise Communications Holdings SA 8.500% due 12/31/18 (Þ)	EUR	1,730	2,716
Wind Acquisition Finance SA Series REGS 11.750% due 07/15/17	EUR	1,600	2,761

			18,278

Malaysia - 1.6%
Malaysia Government Bond Series 0110 3.835% due 08/12/15	MYR	10,530	3,610
Penerbahgan Malaysia Berhad 5.625% due 03/15/16		3,500	3,875
Petronas Capital, Ltd. Series REGS 5.250% due 08/12/19		647	688
7.875% due 05/22/22		2,883	3,691
Petronas Global Sukuk, Ltd. 4.250% due 08/12/14 (Þ)		616	650

			12,514

Russell Global Opportunistic Credit Fund	113

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Mexico - 2.2%
Alestra SA 11.750% due 08/11/14		395	451
Axtel SAB de CV Series REGS 9.000% due 09/22/19		365	360
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Å)		1,015	1,021
Cemex SAB de CV 5.301% due 09/30/15 (Ê)(Þ)		865	857
9.000% due 01/11/18 (Þ)		187	194
Desarrolladora Homex SAB de CV 7.500% due 09/28/15		150	155
Mexican Bonos Series M 20 10.000% due 12/05/24	MXN	15,700	1,652
Series M 8.000% due 06/11/20	MXN	51,420	4,708
Mexico Government International Bond 5.625% due 01/15/17		4,912	5,477
Series GMTN 5.950% due 03/19/19		2,000	2,247
Urbi Desarrollos Urbanos SAB de CV 9.500% due 01/21/20 (Þ)		100	112

			17,234

Netherlands - 3.0%
BLT Finance BV Series REGS 7.500% due 05/15/14		232	200
Carlson Wagonlit BV Series REGS 7.135% due 05/01/15 (Ê)	EUR	2,250	3,274
Cemex SAB de CV 4.750% due 03/05/14	EUR	331	465
Conti-Gummi Finance BV 7.125% due 10/15/18 (Þ)	EUR	900	1,396
7.125% due 10/15/18	EUR	900	1,397
DTEK Finance BV 9.500% due 04/28/15 (Þ)		150	161
Series REGS 9.500% due 04/28/15		305	329
HeidelbergCement Finance BV 7.500% due 04/03/20	EUR	1,640	2,578
Indosat Palapa Co. BV 7.375% due 07/29/20 (Þ)		250	281
InterXion Holding NV Series REGS 9.500% due 02/12/17	EUR	1,950	3,192
Metinvest BV 10.250% due 05/20/15 (Þ)		150	169
8.750% due 02/14/18 (Þ)		775	831

	Principal Amount ($) or Shares		Market Value $
Myriad International Holding BV 6.375% due 07/28/17 (Þ)		500	535
OI European Group BV Series REGS 6.750% due 09/15/20	EUR	1,780	2,666
Phoenix PIB Finance BV Series REGS 9.625% due 07/15/14	EUR	1,650	2,682
UPC Holding BV Series REGS 8.375% due 08/15/20	EUR	1,675	2,543

			22,699

Pakistan - 0.1%
Pakistan Government International Bond Series REGS 7.125% due 03/31/16		600	549

Panama - 1.1%
Panama Government International Bond 7.250% due 03/15/15		1,185	1,388
5.200% due 01/30/20		4,100	4,366
8.875% due 09/30/27		109	150
9.375% due 04/01/29		1,507	2,171

			8,075

Peru - 0.4%
Banco de Credito del Peru 5.375% due 09/16/20 (Þ)		369	342
Peruvian Government International Bond 8.375% due 05/03/16		1,218	1,461
8.750% due 11/21/33		804	1,034

			2,837

Philippines - 1.4%
Philippine Government International Bond 8.375% due 06/17/19		279	354
4.000% due 01/15/21		8,739	8,400
4.950% due 01/15/21	PHP	53,000	1,210
6.375% due 10/23/34		1,064	1,137

			11,101

Poland - 1.1%
Poland Government International Bond 6.375% due 07/15/19		5,808	6,496
4.000% due 03/23/21	EUR	652	886
5.125% due 04/21/21		811	812

			8,194

Qatar - 0.3%
Qatar Government International Bond 5.250% due 01/20/20 (Þ)		2,154	2,272
Series REGS 5.250% due 01/20/20		342	361

			2,633

114	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Russia - 1.9%
Russia Government International Bond Series REGS 7.500% due 03/31/30		6,722	7,836
Russian Foreign Bond - Eurobond Series REGS 5.000% due 04/29/20		6,900	6,986

			14,822

Singapore - 0.2%
Bakrie Telecom Pte, Ltd. Series REGS 11.500% due 05/07/15		419	446
Bumi Investment Pte, Ltd. 10.750% due 10/06/17 (Þ)		493	571
STATS ChipPAC, Ltd. 7.500% due 08/12/15 (Þ)		190	205
5.375% due 03/31/16 (Þ)		175	176
Yanlord Land Group, Ltd. Series REGS 9.500% due 05/04/17 206			209

			1,607

South Africa - 1.4%
South Africa Government Bond Series R204 8.000% due 12/21/18	ZAR	8,340	1,248
Series R207 7.250% due 01/15/20	ZAR	4,670	660
Series R208 6.750% due 03/31/21	ZAR	17,810	2,408
South Africa Government International Bond 6.875% due 05/27/19		460	535
5.500% due 03/09/20		3,115	3,310
5.875% due 05/30/22		2,315	2,494

			10,655

South Korea - 0.1%
Export-Import Bank of Korea 8.125% due 01/21/14		850	977

Spain - 1.4%
Abengoa Finance SAU 8.875% due 11/01/17 (Þ)		1,800	1,827
Abengoa SA 8.500% due 03/31/16	EUR	950	1,435
Cemex Espana Luxembourg Series REGS 8.875% due 05/12/17	EUR	51	75
Inaer Aviation Finance, Ltd. Series REGS 9.500% due 08/01/17	EUR	1,695	2,548
International Consolidated Airlines Group SA 8.750% due 08/23/16	GBP	1,470	2,547

	Principal Amount ($) or Shares		Market Value $
Obrascon Huarte Lain SA 7.375% due 04/28/15	EUR	1,350	2,027

			10,459

Sweden - 0.3%
Stena AB Series REGS 6.125% due 02/01/17	EUR	1,850	2,589

Turkey - 0.8%
Turkey Government International Bond 7.250% due 03/15/15		1,000	1,143
7.500% due 11/07/19		779	925
7.000% due 06/05/20		3,297	3,783

			5,851

Ukraine - 0.6%
Ukraine Government International Bond Series REGs 7.750% due 09/23/20		765	798
Series REGS 6.385% due 06/26/12		4,000	4,122

			4,920

United Arab Emirates - 0.2%
DP World, Ltd. Series REGS 6.850% due 07/02/37		780	743
Dubai Sukuk Centre 0.677% due 06/13/12		1,073	993

			1,736

United Kingdom - 2.3%
Barclays Bank PLC 11.500% due 09/18/19	IDR	22,330,000	3,193
Crown Newco 3 PLC 8.875% due 02/15/18	GBP	760	1,314
Ferrexpo Finance PLC 7.875% due 04/07/16 (Å)		464	479
GKN Holdings PLC 6.750% due 10/28/19	GBP	1,520	2,695
Kerling PLC Series REGS 10.625% due 02/01/17	EUR	1,250	2,041
Ladbrokes Group Finance PLC 7.625% due 03/05/17	GBP	1,475	2,550
Matalan Finance, Ltd. Series REGS 9.625% due 03/31/17	GBP	1,490	2,427
Phones4u Finance PLC 9.500% due 04/01/18	GBP	1,100	1,837
Ukreximbank Via Biz Finance PL Series REGS 8.375% due 04/27/15		400	421

			16,957

Russell Global Opportunistic Credit Fund	115

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States - 41.9%
ACCO Brands Corp. 7.625% due 08/15/15	2,470	2,532
AES Corp. (The) 8.000% due 10/15/17	1,945	2,115
Alere, Inc. 9.000% due 05/15/16	2,590	2,778
Alliant Techsystems, Inc. 6.875% due 09/15/20	1,850	1,942
AMC Entertainment, Inc. 9.750% due 12/01/20 (Þ)	5,960	6,347
American Airlines, Inc. 7.500% due 03/15/16 (Þ)	1,530	1,503
AmeriGas Partners, LP/AmeriGas Finance Corp. 6.500% due 05/20/21	1,145	1,185
Ameristar Casinos, Inc. 7.500% due 04/15/21 (Å)	1,205	1,234
Amscan Holdings, Inc. 8.750% due 05/01/14	4,000	4,055
ARAMARK Holdings Corp. 8.625% due 05/01/16 (Å)	560	575
Atkore International, Inc.
9.875% due 01/01/18 (Þ)	1,025	1,115
B&G Foods, Inc. 7.625% due 01/15/18	2,300	2,470
Berry Petroleum Co. 6.750% due 11/01/20	1,305	1,354
Beverages & More, Inc. 9.625% due 10/01/14 (Þ)	3,560	3,747
BioScrip, Inc. 10.250% due 10/01/15	1,340	1,340
Blue Merger Sub, Inc. 7.625% due 02/15/19 (Þ)	345	353
Brickman Group Holdings, Inc. 9.125% due 11/01/18 (Þ)	2,000	2,090
Building Materials Corp. of America 7.500% due 03/15/20 (Þ)	2,450	2,594
Bumble Bee Acquisition Corp. 9.000% due 12/15/17 (Þ)	2,150	2,252
C&S Group Enterprises LLC 8.375% due 05/01/17 (Þ)	2,500	2,619
Caesars Entertainment 3.274% due 01/28/15	1,080	1,011
Caesars Entertainment Operating Co., Inc. 11.250% due 06/01/17	4,000	4,560
Capella Healthcare, Inc. 9.250% due 07/01/17 (Þ)	1,400	1,509
Casella Waste Systems, Inc. 7.750% due 02/15/19 (Þ)	520	532
CCH II LLC / CCH II Capital Corp. 13.500% due 11/30/16	6,150	7,418
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250% due 10/30/17	1,500	1,597
7.000% due 01/15/19	1,045	1,095

	Principal Amount ($) or Shares		Market Value $
CDW CORP 3.971% due 10/12/14		2,259	2,258
CDW LLC / CDW Finance Corp. 8.000% due 12/15/18 (Þ)		3,250	3,461
Cengage Learning Acquisitions, Inc. 10.500% due 01/15/15 (Þ)		7,390	7,593
Century Aluminum Co. 8.000% due 05/15/14		250	261
Chesapeake Energy Corp. 6.875% due 08/15/18		1,000	1,092
6.625% due 08/15/20		1,000	1,078
Chinos Acquisition Corp. 8.125% due 03/01/19 (Þ)		1,230	1,218
Cinemark USA, Inc. 8.625% due 06/15/19		1,300	1,424
Citadel Broadcasting Corp. 7.750% due 12/15/18 (Þ)		2,140	2,317
Citigroup Funding , Inc. 10.000% due 07/26/20	COP	1,800,000	1,189
10.000% due 07/26/24	COP	200,000	127
Claire’s Stores, Inc. 8.875% due 03/15/19 (Þ)		4,350	4,230
Clear Channel Communications, Inc. 10.750% due 08/01/16		3,500	3,404
9.000% due 03/01/21 (Þ)		3,950	4,019
Clearwater Paper Corp. 7.125% due 11/01/18 (Þ)		2,400	2,496
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.500% due 12/15/19		1,700	1,891
CommScope, Inc. 8.250% due 01/15/19 (Þ)		1,225	1,289
Cott Beverages, Inc. 8.125% due 09/01/18		2,350	2,520
Covanta Holding Corp. 7.250% due 12/01/20		1,510	1,614
DaVita, Inc. 6.625% due 11/01/20		2,400	2,463
Denbury Resources, Inc. 6.375% due 08/15/21		2,310	2,379
Diversey, Inc. 8.250% due 11/15/19		2,350	2,538
Dresser-Rand Group, Inc. 6.500% due 05/01/21 (Þ)		1,875	1,927
Dunkin Finance Corp. 9.625% due 12/01/18 (Þ)		4,798	4,894
Empire Today LLC / Empire Today Finance Corp. 11.375% due 02/01/17 (Þ)		530	564
Endo Pharmaceuticals Holdings, Inc. 7.000% due 12/15/20 (Þ)		800	820
FGI Holding Co., Inc. 11.250% due 10/01/15 (Å)		1,501	1,516
First Data Corp. 7.375% due 06/15/19 (Å)		2,435	2,481
Ford Motor Co. 7.450% due 07/16/31		6,000	6,842

116	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Foresight Energy LLC / Foresight Energy Corp. 9.625% due 08/15/17 (Þ)		3,000	3,247
Giant Funding Corp. 8.250% due 02/01/18 (Þ)		1,380	1,432
Goodyear Tire & Rubber Co. (The) 8.250% due 08/15/20		2,300	2,556
Graham Packaging Co., Inc. 9.875% due 10/15/14		500	522
Graham Packaging Co., LP/GPC Capital Corp. I 8.250% due 10/01/18		3,500	3,824
Greif, Inc. 7.750% due 08/01/19		1,000	1,098
GXS Worldwide, Inc. 9.750% due 06/15/15		1,000	1,022
Hanesbrands, Inc. 6.375% due 12/15/20		1,670	1,653
Harbinger Group, Inc. 10.625% due 11/15/15 (Þ)		950	979
HUB International Holdings, Inc. 9.000% due 12/15/14 (Þ)		2,600	2,707
Huntington Ingalls Industries, Inc. 6.875% due 03/15/18 (Þ)		590	621
7.125% due 03/15/21 (Þ)		555	584
Inergy, LP/Inergy Finance Corp. 6.875% due 08/01/21 (Þ)		2,160	2,290
Iron Mountain, Inc. 6.750% due 10/15/18		1,350	1,960
Jarden Corp. 6.125% due 11/15/22		2,400	2,394
JMC Steel Group 8.250% due 03/15/18 (Þ)		260	272
JPMorgan Chase Bank NA 12.800% due 06/11/21	IDR	6,000,000	940
KRATON Polymers LLC/KRATON Polymers Capital Corp. 6.750% due 03/01/19 (Þ)		1,570	1,597
Kronos International, Inc. 6.500% due 04/15/13		1,074	1,615
Level 3 Financing, Inc. 9.250% due 11/01/14		254	264
9.375% due 04/01/19 (Þ)		2,385	2,534
Levi Strauss & Co. 7.750% due 05/15/18		2,100	3,103
MedAssets, Inc. 8.000% due 11/15/18 (Þ)		4,080	4,192
Mercer International, Inc. 9.500% due 12/01/17		1,560	1,712
Merrill Communications, LLC 7.500% due 11/22/12		6,243	6,234
MGM Resorts International 9.000% due 03/15/20		1,400	1,561
Michaels Stores, Inc. 7.750% due 11/01/18 (Þ)		1,800	1,858
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.625% due 04/15/16 (Þ)		1,660	1,776

	Principal Amount ($) or Shares	Market Value $
Midwest Generation LLC Series B
8.560% due 01/02/16	1,120	1,139
Multiplan, Inc. 9.875% due 09/01/18 (Þ)	2,100	2,273
Murray Energy Corp. 10.250% due 10/15/15 (Þ)	1,750	1,881
National Mentor Holdings, Inc. 7.000% due 01/18/17	1,690	1,662
12.500% due 02/15/18 (Þ)	1,590	1,534
National Vision, Inc. 12.000% due 11/23/16	440	444
NBTY, Inc. 9.000% due 10/01/18 (Þ)	1,750	1,908
NCO Group, Inc. 8.000% due 05/15/13	6,419	6,352
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% due 03/15/18	2,350	2,547
Nortek, Inc. 8.500% due 04/15/21 (Å)	1,375	1,372
NRG Energy, Inc. 7.625% due 01/15/18 (Þ)	1,350	1,418
Series AI 8.250% due 09/01/20	900	947
Pemex Project Funding Master Trust Series REGS 5.500% due 02/24/25	2,100	2,981
Penn National Gaming, Inc. 8.750% due 08/15/19	1,500	1,646
Penn Virginia Corp.
7.250% due 04/15/19	1,210	1,221
Pilgrim’s Pride Corp. 7.875% due 12/15/18 (Þ)	2,640	2,475
Pinafore LLC / Pinafore, Inc. 9.000% due 10/01/18 (Þ)	1,750	1,912
Pinnacle Entertainment, Inc. 7.500% due 06/15/15	2,700	2,754
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250% due 04/01/15	2,000	2,090
Plains Exploration & Production Co. 6.625% due 05/01/21	2,025	2,038
Ply Gem Industries, Inc. 8.250% due 02/15/18 (Þ)	1,130	1,161
Production Resource Group, Inc. 8.875% due 05/01/19 (Å)	1,305	1,344
QVC, Inc. 7.500% due 10/01/19 (Þ)	2,090	2,221
Radiation Therapy Services, Inc. 9.875% due 04/15/17 (Å)	3,500	3,570
Revlon Consumer Products Corp. Series WI 9.750% due 11/15/15	2,000	2,180
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.125% due 04/15/19 (Þ)	2,400	2,502

Russell Global Opportunistic Credit Fund	117

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.875% due 02/15/21 (Þ)	105	108
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 8.625% due 12/01/17 (Þ)	2,570	2,647
Scientific Games Corp. 8.125% due 09/15/18 (Þ)	2,315	2,437
Service Corp. International 7.625% due 10/01/18	2,000	2,240
ServiceMaster Co. (The) 10.750% due 07/15/15 (Þ)	3,000	3,188
7.100% due 03/01/18	1,000	927
Severstal Columbus LLC 10.250% due 02/15/18	2,000	2,235
Southern Copper Corp. 6.750% due 04/16/40	105	103
Spectrum Brands Holdings, Inc. 12.000% due 08/28/19	2,212	2,478
Sprint Capital Corp. 6.900% due 05/01/19	2,415	2,536
Stallion Oilfield Holdings, Ltd. 10.500% due 02/15/15	1,907	2,055
Star Gas Partners, LP/Star Gas Finance Co. Series WI 8.875% due 12/01/17	490	507
Sterling Chemicals, Inc. 10.250% due 04/01/15	5,210	5,373
STHI Holding Corp. 8.000% due 03/15/18 (Þ)	1,695	1,742
Styron S.A.R.L., LLC 6.000% due 08/02/17	1,080	1,092
SunGard Data Systems, Inc. 7.625% due 11/15/20 (Þ)	2,050	2,137
Tekni-Plex, Inc. 9.000% due 11/19/15	3,224	3,143
Tenneco, Inc. 6.875% due 12/15/20	1,270	1,302
Terremark Worldwide, Inc. 12.000% due 06/15/17	2,000	2,455
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.500% due 10/01/20 (Å)	2,475	2,543
Thermadyne Holdings Corp. 9.000% due 12/15/17 (Þ)	2,490	2,643
Time Warner Telecom Holdings, Inc. 8.000% due 03/01/18	2,350	2,553
Town Sports International Holdings, Inc. 11.000% due 02/01/14	505	515
Trans Union LLC/TransUnion Financing Corp. 11.375% due 06/15/18	2,190	2,529
TransDigm, Inc. 7.750% due 12/15/18 (Þ)	2,445	2,634
Trimas Corp. 9.750% due 12/15/17	1,750	1,925
Uncle Acquisition 2010 Corp. 8.625% due 02/15/19 (Þ)	230	244

	Principal Amount ($) or Shares	Market Value $
United Surgical Partners International, Inc. 8.875% due 05/01/17	1,470	1,547
9.250% due 05/01/17	70	74
Univision Communications, Inc. 6.875% due 05/15/19 (Å)	1,385	1,390
USG Corp. 9.750% due 08/01/14 (Þ)	875	954
8.375% due 10/15/18 (Þ)	465	488
Vail Resorts, Inc. 6.500% due 05/01/19 (Å)	840	857
Valeant Pharmaceuticals International 7.000% due 10/01/20 (Þ)	1,500	1,474
6.750% due 08/15/21 (Þ)	840	813
7.250% due 07/15/22 (Þ)	1,365	1,343
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750% due 09/15/18 (Þ)	2,550	2,687
West Corp. 8.625% due 10/01/18 (Þ)	2,450	2,597
Windstream Corp. 7.500% due 04/01/23 (Þ)	2,120	2,152
WireCo WorldGroup 9.500% due 05/15/17 (Þ)	2,250	2,419
WMG Acquisition Corp. 9.500% due 06/15/16	1,465	1,560
WMG Holdings Corp. 9.500% due 12/15/14	5,620	5,718

		320,310

Uruguay - 0.6%
Uruguay Government International Bond 9.250% due 05/17/17	302	387
8.000% due 11/18/22	1,983	2,484
6.875% due 09/28/25	1,250	1,459
7.625% due 03/21/36	390	469

		4,799

Venezuela - 2.4%
Bolivarian Republic of Venezuela 9.000% due 05/07/23	1,390	950
Petroleos de Venezuela SA Series 2014 4.900% due 10/28/14	18,347	13,834
Venezuela Government International Bond Series REGS 12.750% due 08/23/22	3,767	3,286

		18,070

Virgin Islands, British - 0.2%
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)	250	252
Gold Fields Orogen Holding BVI, Ltd. Series REGS 4.875% due 10/07/20	450	434
PCCW-HKT Capital No. 4, Ltd. 4.250% due 02/24/16	335	339

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Sinochem Overseas Capital Co., Ltd. 4.500% due 11/12/20 (Þ)	768		731

			1,756

Total Long-Term Investments (cost $619,471)			632,560

Short-Term Investments - 15.4%
Netherlands - 0.2%
PT Bumi Resources TBK Term Loan Zero coupon due 03/02/12	1,366		1,366

United States - 15.2%
Citigroup Funding, Inc. 10.000% due 11/08/11	BRL 390		2,137
10.000% due 01/20/12	BRL 510		2,795
Endesa Costanera Sociedad Anon 11.278% due 03/30/12 (Ê)	524		524
JPMorgan Chase Bank NA Zero coupon due 06/10/11	2,650		1,451
Zero coupon due 12/12/11	2,650		1,453
Russell U.S. Cash Management Fund	108,320,438	(¥)	108,320

Total Short-Term Investments (cost $117,763)			118,046

Total Investments - 97.9% (identified cost $737,234)			750,606

Other Assets and Liabilities, Net - 2.1%			16,302

Net Assets - 100.0%			766,908

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	USD	1,967	BRL	3,091	05/03/11	5
Deutsche Bank AG	USD	2,000	BRL	3,196	05/03/11	39
Deutsche Bank AG	USD	3,029	BRL	4,992	05/03/11	156
Deutsche Bank AG	USD	2,400	CNY	15,535	11/14/11	28
Deutsche Bank AG	BRL	4,992	USD	2,990	05/03/11	(195)
Deutsche Bank AG	BRL	6,287	USD	3,900	05/03/11	(111)
Deutsche Bank AG	BRL	1,575	USD	1,000	06/02/11	(4)
Deutsche Bank AG	BRL	3,091	USD	1,957	06/02/11	(14)
Deutsche Bank AG	EUR	457	USD	663	05/25/11	(14)
Deutsche Bank AG	EUR	4,617	USD	6,695	05/25/11	(143)
Deutsche Bank AG	GBP	161	USD	264	05/25/11	(5)
State Street Bank & Trust Co.	EUR	45,648	USD	65,161	05/06/11	(2,489)
State Street Bank & Trust Co.	GBP	11,066	USD	18,095	05/06/11	(377)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,124)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Bank of America	USD	10,000	5.000%	06/20/16	395
Dow Jones CDX Index	Morgan Stanley	USD	24,000	5.000%	06/20/16	949

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $1,005						1,344

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

JP Morgan Emerging Market Bond Index	JP Morgan	USD 10,000	3 Month LIBOR plus 0.450%	05/06/11	253
JP Morgan Emerging Market Bond Index	JP Morgan	USD 10,000	2 Month LIBOR plus 0.400%	06/03/11	32

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					285

See accompanying notes which are an integral part of the financial statements.

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Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Argentina	$—	$17,629	$—	$17,629	2.3
Australia	—	158	—	158	—	*
Bahamas	—	—	1,099	1,099	0.1
Barbados	—	437	—	437	0.1
Belgium	—	1,582	—	1,582	0.2
Bermuda	—	3,884	—	3,884	0.5
Brazil	—	8,033	—	8,033	1.0
Canada	—	6,195	—	6,195	0.8
Cayman Islands	—	7,662	—	7,662	1.0
Chile	—	1,570	—	1,570	0.2
Columbia	—	13,508	—	13,508	1.8
Croatia	—	4,138	—	4,138	0.5
Cyprus	—	662	—	662	0.1
Dominican Republic	—	175	—	175	—	*
El Salvador	—	3,018	—	3,018	0.4
France	—	4,690	—	4,690	0.6
Germany	—	11,334	—	11,334	1.5
Ghana	—	500	—	500	0.1
Hong Kong	—	206	—	206	—	*
India	—	736	—	736	0.1
Indonesia	—	7,502	—	7,502	1.0
Iraq	—	8,952	—	8,952	1.2
Ireland	—	4,928	—	4,928	0.6
Jersey	—	200	—	200	—	*
Kazakhstan	—	4,140	—	4,140	0.5
Luxembourg	—	18,278	—	18,278	2.4
Malaysia	—	12,514	—	12,514	1.6
Mexico	—	17,234	—	17,234	2.2
Netherlands	—	22,699	—	22,699	3.0
Pakistan	—	549	—	549	0.1
Panama	—	8,075	—	8,075	1.1
Peru	—	2,837	—	2,837	0.4
Philippines	—	11,101	—	11,101	1.4
Poland	—	8,194	—	8,194	1.1
Qatar	—	2,633	—	2,633	0.3
Russia	—	14,822	—	14,822	1.9
Singapore	—	1,607	—	1,607	0.2
South Africa	—	10,655	—	10,655	1.4
South Korea	—	977	—	977	0.1
Spain	—	10,459	—	10,459	1.4
Sweden	—	2,589	—	2,589	0.3
Turkey	—	5,851	—	5,851	0.8
Ukraine	—	4,920	—	4,920	0.6
United Arab Emirates	—	1,736	—	1,736	0.2
United Kingdom	—	13,764	3,193	16,957	2.3
United States	—	309,695	10,615	320,310	41.9
Uruguay	—	4,799	—	4,799	0.6
Venezuela	—	18,070	—	18,070	2.4
Virgin Islands, British	—	1,756	—	1,756	0.2
Short-Term Investments	—	116,680	1,366	118,046	15.4

Total Investments	—	734,333	16,273	750,606	97.9

Other Assets and Liabilities, Net					2.1

					100.0

See accompanying notes which are an integral part of the financial statements.

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Presentation of Portfolio Holdings, continued — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Foreign Currency Exchange Contracts	$—	$(3,124)	—	(3,124)	(0.4)
Index Swap Contracts	—	285	—	285	—	*
Credit Default Swap Contracts	—	339	—	339	—	*

Total Other Financial Instruments**	$—	$(2,500)	$—	$(2,500)

*	Less than .05% of net assets.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending April 30, 2011 were as follows:

Category and Subcategory	Beginning Balance as of 11/01/10	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)

Long-Term Investments
Bahamas	$—	$1,055	$—	$(9)	$—
Netherlands	—	1,366	—	—	—
United Kingdom	—	—	—	—	—
United States	—	11,594	1,376	(7)	(7)

Total -Term Investments	—	14,015	1,376	(16)	(7)

Category and Subcategory	Net Transfers into Level 3*	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 4/30/11	Net change in Unrealized Appreciation/ (Depreciation) on Investments still held as of 4/30/11

Long-Term Investments
Bahamas	$—	$—	$53	$1,099	$53
Netherlands	—	—	—	1,366	—
United Kingdom	3,193	—	—	3,193	—
United States	—	—	411	10,615	411

Total Long-Term Investments	3,193	—	464	16,273	464

*	Transfers into Level 3 were due to a security no longer being priced by a pricing service.

See accompanying notes which are an integral part of the financial statements.

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Russell Global Opportunistic Credit Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$—	$228	$—
Unrealized appreciation on index swap contracts	—	285	—	—
Credit default swap contracts, at market value	1,344	—	—	—

Total	$1,344	$285	$228	$—

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$3,352	$—
Unrealized depreciation on index swap contracts	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—

Total	$—	$—	$3,352	$—

Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Credit default swap contracts	$2,519	$—	$—	$—
Index swap contracts	—	(747)	—	—
Interest rate swap contracts				(1,195)
Foreign currency-related transactions	—	—	(2,615)	—

Total	$2,519	$(747)	$(2,615)	$(1,195)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Credit default swap contracts	339	—	—	—
Index swap contracts	—	285	—	—
Foreign currency-related transactions	—	—	(3,090)	—

Total	$339	$285	$(3,090)	$—

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Russell Strategic Bond Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,011.70	$1,019.84
Expenses Paid During Period*	$4.99	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,007.90	$1,016.17
Expenses Paid During Period*	$8.66	$8.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,011.30	$1,020.23
Expenses Paid During Period*	$4.59	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,013.40	$1,021.37
Expenses Paid During Period*	$3.44	$3.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

124	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,012.90	$1,021.08
Expenses Paid During Period*	$3.74	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,013.90	$1,021.87
Expenses Paid During Period*	$2.95	$2.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.59% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

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Russell Strategic Bond Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 91.9%
Asset-Backed Securities - 7.3%
Aames Mortgage Investment Trust Series 2006-1 Class A3 0.373% due 04/25/36 (Ê)	5,356	3,846
Accredited Mortgage Loan Trust Series 2005-4 Class A2D 0.533% due 12/25/35 (Ê)	1,388	857
ACE Securities Corp. Series 2004-IN1 Class A1 0.533% due 05/25/34 (Ê)	388	322
Series 2005-HE2 Class M3 0.693% due 04/25/35 (Ê)	2,365	2,158
Series 2005-HE5 Class M1 0.683% due 08/25/35 (Ê)	1,092	1,072
Series 2005-SD3 Class A 0.613% due 08/25/45 (Ê)	735	691
Series 2006-HE2 Class A2C 0.373% due 05/25/36 (Ê)	3,600	2,436
Series 2006-HE4 Class A2A 0.273% due 10/25/36 (Ê)	161	53
Aegis Asset Backed Securities Trust Series 2005-2 Class M1 0.633% due 06/25/35 (Ê)	2,413	2,126
American Express Credit Account Master Trust Series 2005-7 Class A 0.289% due 03/16/15 (Ê)	891	890
Series 2009-2 Class A 1.469% due 03/15/17 (Ê)	1,000	1,032
American Express Issuance Trust Series 2005-2 Class A 0.289% due 08/15/13 (Ê)	1,000	999
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.603% due 11/25/34 (Ê)	3	3
Series 2005-R3 Class A1A 0.413% due 05/25/35 (Ê)	1,984	1,944
Series 2005-R6 Class A2 0.413% due 08/25/35 (Ê)	5,473	5,251
Series 2005-R10 Class A2B 0.433% due 12/25/35 (Ê)	619	602
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.413% due 10/25/35 (Ê)	4,657	4,271
Series 2005-W2 Class A2B2 0.473% due 10/25/35 (Ê)	630	579
Series 2005-W5 Class A2D 0.533% due 01/25/36 (Ê)	7,650	3,438
Asset Backed Funding Certificates Series 2006-HE1 Class A2A 0.273% due 01/25/37 (Ê)	58	57
Series 2006-HE1 Class A2C 0.373% due 01/25/37 (Ê)	25,421	9,990
Series 2006-HE1 Class A2D 0.433% due 01/25/37 (Ê)	5,660	2,357
Series 2006-OPT3 Class A3B 0.373% due 11/25/36 (Ê)	1,210	597

	Principal Amount ($) or Shares	Market Value $
Asset Backed Securities Corp. Home Equity Series 2003-HE1 Class M2 3.744% due 01/15/33 (Ê)	2,196	2,092
Series 2004-HE6 Class A1 0.488% due 09/25/34 (Ê)	80	73
Series 2004-HE7 Class M9 3.713% due 10/25/34 (Ê)(Þ)	1,159	238
Series 2005-HE6 Class M3 0.743% due 07/25/35 (Ê)	2,106	1,551
Series 2006-HE3 Class A4 0.383% due 03/25/36 (Ê)	1,127	832
BA Credit Card Trust Series 2006-A14 Class A14 0.279% due 04/15/16 (Ê)	1,800	1,793
Series 2007-C1 Class C1 0.509% due 06/16/14 (Ê)	6,430	6,400
Bayview Financial Acquisition Trust Series 2004-C Class A1 0.841% due 05/28/44 (Ê)	236	222
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	1,467
Bear Stearns Asset Backed Securities Trust Series 2006-HE8 Class 2M1 0.543% due 10/25/36 (Ê)	1,752	176
Series 2006-HE10 Class 1A1 0.323% due 12/25/36 (Ê)	607	593
Series 2007-HE5 Class 1A2 0.393% due 06/25/47 (Ê)	3,500	2,745
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.313% due 05/25/37 (Ê)	374	330
Brazos Higher Education Authority Series 2005-3 Class A14 0.418% due 09/25/23 (Ê)	7,197	7,123
Series 2010-1 Class A1 1.212% due 05/25/29 (Ê)	1,974	1,969
Series 2010-1 Class A2 1.512% due 02/25/35 (Ê)	5,000	4,763
Series 2011-1 Class A2 1.109% due 02/25/30 (Ê)	9,000	9,000
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	111	112
Series 2006-A Class AV4 0.463% due 06/25/36 (Ê)	1,800	1,168
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 Class 1A4 5.323% due 02/25/35	1,373	1,359
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	3,105	3,306
Series 2008-A6 Class A6 1.419% due 05/15/15 (Ê)	1,317	1,345
Series 2008-A11 Class A11 5.400% due 07/15/15 (Ñ)	628	687

126	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.213% due 10/25/37 (Å)(Ê)	1,239	1,193
Series 2007-1 Class 2A2 1.463% due 10/25/37 (Å)(Ê)	2,100	1,550
Series 2007-1 Class 2A3 1.663% due 10/25/37 (Å)(Ê)	3,900	2,249
Citibank Credit Card Issuance Trust Series 2006-A1 Class A1 0.351% due 02/09/15 (Ê)	1,249	1,245
Series 2008-A5 Class A5 4.850% due 04/22/15	4,555	4,900
Citibank Omni Master Trust Series 2009-A8 Class A8 2.319% due 05/16/16 (Å)(Ê)	6,300	6,391
Citicorp Residential Mortgage Securities, Inc. Series 2007-1 Class A5 6.046% due 03/25/37	954	754
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class AF4 4.964% due 08/25/35	993	921
Series 2006-WFH3 Class A3 0.363% due 10/25/36 (Ê)	3,072	2,829
Series 2006-WFH4 Class A3 0.363% due 11/25/36 (Ê)	2,815	2,201
Series 2007-AHL3 Class A3A 0.273% due 07/25/45 (Ê)	983	810
Series 2007-AMC4 Class A2A 0.273% due 05/25/37 (Ê)	564	536
Series 2007-WFH1 Class A3 0.363% due 01/25/37 (Ê)	1,932	1,492
Series 2007-WFH1 Class A4 0.413% due 01/25/37 (Ê)	11,880	6,076
College Loan Corp. Trust Series 2002-2 Class A21
Zero coupon due 03/01/42 (Å)(Ê)	2,000	1,809
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	480	472
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	3,891	4,178
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	276	283
Countrywide Asset-Backed Certificates Series 2004-6 Class 2A5 0.603% due 11/25/34 (Ê)	464	430
Series 2004-13 Class MV3 0.793% due 04/25/35 (Ê)	2,937	2,383
Series 2005-4 Class AF3 4.456% due 10/25/35	387	383
Series 2005-6 Class M1 0.703% due 12/25/35 (Ê)	1,385	1,346
Series 2005-7 Class AF3 4.454% due 10/25/35	139	139
Series 2005-11 Class 3AV2 0.503% due 02/25/36 (Ê)	694	686

	Principal Amount ($) or Shares	Market Value $
Series 2005-11 Class 3AV3 0.633% due 02/25/36 (Ê)	2,428	2,317
Series 2005-11 Class MV1 0.683% due 02/25/36 (Ê)	1,946	1,728
Series 2005-12 Class 2A3 5.069% due 02/25/36	660	630
Series 2005-17 Class 4A2A 0.473% due 05/25/36 (Ê)	2,693	2,380
Series 2005-AB1 Class A2 0.423% due 08/25/35 (Ê)	276	275
Series 2006-3 Class 2A2 0.393% due 06/25/36 (Ê)	3,219	2,789
Series 2006-11 Class 1AF3 5.919% due 09/25/46	1,982	1,119
Series 2006-11 Class 1AF4 5.919% due 09/25/46	4	2
Series 2006-13 Class 1AF3 5.944% due 01/25/37	3,981	2,334
Series 2006-13 Class 3AV2 0.363% due 01/25/37 (Ê)	3,479	2,341
Series 2006-22 Class 2A1 0.263% due 05/25/47 (Ê)	10	10
Series 2006-BC1 Class 2A2 0.393% due 04/25/36 (Ê)	287	270
Series 2006-S1 Class A2 5.549% due 08/25/21	100	84
Series 2007-4 Class A2 5.530% due 09/25/37	3,572	3,206
Series 2007-7 Class 2A1 0.293% due 10/25/47 (Ê)	146	144
Series 2007-12 Class 2A1 0.563% due 08/25/47 (Ê)	2,859	2,696
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.369% due 11/15/36 (Ê)	2,505	1,959
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	767
Series 2007-CB3 Class A1 5.419% due 03/25/37	15,492	8,428
Daimler Chrysler Auto Trust Series 2008-B Class A3B 1.714% due 09/10/12 (Ê)	44	44
Education Funding Capital Trust I Series 2004-1 Class A2 0.470% due 12/15/22 (Ê)	2,720	2,703
Educational Services of America, Inc. Series 2010-1 Class A1 1.124% due 07/25/23 (Å)(Ê)	3,440	3,443
Equifirst Mortgage Loan Trust Series 2003-2 Class M2 1.913% due 09/25/33 (Ê)	2,839	2,513
Fadr LLC Series 2011-2 Class A 0.400% due 12/27/37 (Å)(Ê)	11,509	9,368

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	710	729
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	3,193	3,189
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 7.935% due 12/25/30	487	529
FHA PJ Reilly 67 NCP 7.430% due 07/01/24	53	53
Fieldstone Mortgage Investment Corp. Series 2006-3 Class 2A3 0.373% due 11/25/36 (Ê)	1,465	582
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF3 Class M1 0.613% due 04/25/35 (Ê)	3,772	3,611
Series 2005-FF4 Class M1 0.643% due 05/25/35 (Ê)	539	471
Series 2005-FF5 Class M1 0.663% due 03/25/35 (Ê)	3,363	3,272
Series 2006-FF9 Class M1 0.463% due 06/25/36 (Ê)	8,330	394
Series 2006-FF10 Class A5 0.523% due 07/25/36 (Ê)	1,378	430
Series 2006-FF13 Class A2C 0.373% due 10/25/36 (Ê)	2,621	1,483
Series 2006-FF15 Class A3 0.263% due 11/25/36 (Ê)	79	78
Series 2006-FF15 Class A5 0.373% due 11/25/36 (Ê)	5,321	2,657
Series 2006-FF16 Class 2A3 0.353% due 12/25/36 (Ê)	6,005	2,873
Series 2007-FF1 Class A2B 0.303% due 01/25/38 (Ê)	19,508	14,040
Series 2007-FF1 Class A2C 0.353% due 01/25/38 (Ê)	10,010	4,522
First NLC Trust Series 2005-2 Class AV2 0.513% due 09/25/35 (Ê)	141	140
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	4,380	4,384
Fremont Home Loan Trust Series 2006-E Class 2A1 0.273% due 01/25/37 (Ê)	82	77
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	1,795	1,811
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	825	622
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,086	798

	Principal Amount ($) or Shares	Market Value $
Goal Capital Funding Trust Series 2010-1 Class A 1.012% due 08/25/48 (Ê)(Þ)	3,457	3,447
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	1,959	2,094
Series 1994-3 Class A5 8.400% due 06/15/19	1,154	1,197
Series 1994-5 Class A5 8.300% due 11/15/19	1,177	1,219
GSAA Trust Series 2006-2 Class 2A3 0.483% due 12/25/35 (Ê)	3,270	3,035
GSAMP Trust Series 2007-FM1 Class A2A 0.283% due 12/25/36 (Ê)	1,027	757
Series 2007-H1 Class M1 0.553% due 01/25/47 (Ê)	3,621	97
Series 2007-NC1 Class A2A 0.263% due 12/25/46 (Ê)	352	335
Harley-Davidson Motorcycle Trust Series 2006-2 Class B 5.580% due 08/15/14	4,080	4,089
Home Equity Asset Trust Series 2005-5 Class 2A2 0.463% due 11/25/35 (Ê)	816	806
Series 2005-6 Class M1 0.683% due 12/25/35 (Ê)	525	399
Series 2005-7 Class M1 0.663% due 01/25/36 (Ê)	6,285	3,456
Series 2006-4 Class M3 Interest Only STRIP 0.573% due 08/25/36 (Ê)	583	1
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.503% due 01/20/34 (Ê)	2,130	1,927
Series 2006-2 Class A1 0.363% due 03/20/36 (Ê)	4,046	3,778
Series 2007-1 Class AS 0.413% due 03/20/36 (Ê)	3,570	3,262
Series 2007-2 Class A3V 0.433% due 07/20/36 (Ê)	5,360	4,822
Series 2007-3 Class A1 1.013% due 11/20/36 (Ê)	121	121
Series 2007-3 Class APT 1.413% due 11/20/36 (Ê)	4,217	3,832
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.263% due 12/25/36 (Ê)	32	32
Series 2006-HE2 Class 2A2 0.323% due 12/25/36 (Ê)	1,830	816
Series 2007-WF1 Class 2A4 0.463% due 05/25/37 (Ê)	9,069	5,161
Indymac Residential Asset Backed Trust Series 2006-E Class 2A3 0.383% due 04/25/37 (Ê)	7,930	3,044
Series 2006-H2 Class A 0.361% due 06/28/36 (Ê)	1,309	716

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JP Morgan Mortgage Acquisition Corp. Series 2006-CH1 Class A3 0.313% due 07/25/36 (Ê)	1,028	1,001
Series 2006-CW2 Class AF5 6.337% due 08/25/36	954	510
Series 2007-CH1 Class AV4 0.343% due 11/25/36 (Ê)	2,777	2,269
Series 2007-CH2 Class AV4 0.363% due 01/25/37 (Ê)	22,370	12,241
Series 2007-HE1 Class AV1 0.273% due 03/25/47 (Ê)	167	141
Keycorp Student Loan Trust Series 2002-A Class 1A2 0.501% due 08/27/31 (Ê)	5,067	4,496
Knowledgeworks Foundation Series 2010-1 Class A 1.262% due 02/25/42 (Ê)	2,112	2,078
Lehman XS Trust Series 2005-5N Class 1A1 0.513% due 11/25/35 (Ê)	491	369
Series 2005-9N Class 1A1 0.483% due 02/25/36 (Ê)	985	598
Series 2006-4N Class A2A 0.433% due 04/25/46 (Ê)	3,129	1,870
Long Beach Mortgage Loan Trust Series 2002-5 Class M1 1.458% due 11/25/32 (Ê)	2,629	2,150
Series 2003-3 Class M1 1.338% due 07/25/33 (Ê)	3,300	2,650
Series 2004-4 Class 1A1 0.773% due 10/25/34 (Ê)	39	32
Series 2004-4 Class M1 0.813% due 10/25/34 (Ê)	10,600	8,296
Series 2004-6 Class A3 0.863% due 11/25/34 (Ê)	2,330	1,997
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.224% due 04/25/38 (Ê)	3,920	3,902
Mastr Asset Backed Securities Trust Series 2003-OPT1 Class M2 2.988% due 12/25/32 (Ê)	2,096	1,940
Series 2005-WMC1 Class M1 0.633% due 03/25/35 (Ê)	465	463
Series 2006-AB1 Class A2 0.443% due 02/25/36 (Ê)	1,597	1,401
Series 2006-NC2 Class A4 0.363% due 08/25/36 (Ê)	9,000	3,628
Series 2007-HE1 Class A1 0.293% due 05/25/37 (Ê)	352	336
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	151	146
Series 2004-1 Class A 6.005% due 08/15/37	174	177
Series 2005-1 Class A 5.745% due 01/15/40	242	251

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class A 5.787% due 10/15/40 (Þ)	793	822
Series 2010-1 Class M 5.250% due 12/15/45 (Þ)	4,356	4,314
Morgan Stanley ABS Capital I Series 2005-HE2 Class M1 0.613% due 01/25/35 (Ê)	2,243	1,765
Series 2006-HE1 Class A3 0.393% due 01/25/36 (Ê)	3,381	3,102
Series 2006-HE2 Class M1 0.543% due 03/25/36 (Ê)	10,623	341
Series 2006-HE2 Class M2 Interest Only STRIP 0.563% due 03/25/36 (Ê)	655	2
Series 2006-HE3 Class A2C 0.373% due 04/25/36 (Ê)	1,184	830
Series 2006-HE3 Class M2 Interest Only STRIP 0.513% due 04/25/36 (Ê)	6,498	11
Series 2006-HE5 Class A2D 0.463% due 08/25/36 (Ê)	3,650	1,385
Series 2006-NC2 Class A2D 0.503% due 02/25/36 (Ê)	11,837	5,146
Series 2006-NC5 Class A2C 0.363% due 10/25/36 (Ê)	610	275
Series 2006-WMC2 Class A2C 0.363% due 07/25/36 (Ê)	10,439	3,600
Series 2006-WMC2 Class A2FP 0.263% due 07/25/36 (Ê)	58	20
Series 2007-HE5 Class A2C 0.463% due 03/25/37 (Ê)	3,000	1,142
Series 2007-NC2 Class A2C 0.473% due 02/25/37 (Ê)	5,393	2,012
Series 2007-NC2 Class A2D 0.543% due 02/25/37 (Ê)	2,480	937
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.263% due 11/25/36 (Ê)	4	4
Nationstar Home Equity Loan Trust Series 2007-A Class AV4 0.443% due 03/25/37 (Ê)	6,789	4,225
NCUA Guaranteed Notes Series 2010-A1 Class A 0.586% due 12/07/20 (Ê)	3,589	3,597
Nelnet Student Loan Trust Series 2010-3A Class A 1.054% due 07/27/48 (Ê)(Þ)	2,550	2,561
Nissan Auto Lease Trust Series 2010-B Class A4 1.270% due 10/15/16	3,440	3,444
Nissan Auto Receivables Owner Trust Series 2010-A Class A3 0.870% due 07/15/14	3,310	3,309
Northstar Education Finance, Inc. Series 2005-1 Class A1 0.373% due 10/28/26 (Ê)	910	904

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-1 Class A3 0.333% due 01/29/46 (Ê)	4,850	4,328
Series 2007-1 Class A6 Zero coupon due 01/29/46 (Ê)	975	824
Series 2007-1 Class A8 Zero coupon due 01/29/46 (Ê)	1,525	1,290
Option One Mortgage Loan Trust Series 2005-2 Class A5 0.543% due 05/25/35 (Ê)	429	419
Series 2005-4 Class A3 0.473% due 11/25/35 (Ê)	273	259
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2 Class A1 1.435% due 10/01/35 (Ê)	4,651	4,699
Park Place Securities, Inc. Series 2004-MCW1 Class A1 0.525% due 10/25/34 (Ê)	63	62
Series 2004-MHQ1 Class M1 0.913% due 12/25/34 (Ê)	652	629
Series 2004-WWF1 Class M2 0.893% due 12/25/34 (Ê)	1,489	1,409
Series 2005-WHQ2 Class A2D 0.543% due 05/25/35 (Ê)	7,392	7,092
Series 2005-WHQ3 Class A2D 0.543% due 06/25/35 (Ê)	238	237
Series 2005-WLL1 Class M1 0.633% due 03/25/35 (Ê)	2,375	2,293
People’s Choice Home Loan Securities Trust Series 2005-3 Class M1 0.713% due 08/25/35 (Ê)	1,685	1,621
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	1,204	1,091
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	815	682
Series 2005-4 Class A3 5.565% due 02/25/36	219	203
Series 2006-1 Class AF3 5.608% due 05/25/36	164	131
Series 2006-1 Class AF6 5.746% due 05/25/36	1,676	1,217
Series 2006-2 Class AF2 5.762% due 08/25/36	272	265
Series 2007-1 Class AF2 5.512% due 04/25/37	6,125	2,914
Series 2007-2 Class AF2 5.675% due 06/25/37	1,855	993
Series 2007-2 Class AF4 5.906% due 06/25/37	5,423	3,009
Series 2007-2 Class AF6 5.879% due 06/25/37	2,270	1,295
Series 2007-3 Class AF2 6.998% due 09/25/37	4,352	2,377

	Principal Amount ($) or Shares	Market Value $
Residential Asset Mortgage Products, Inc. Series 2003-RS11 Class AI6A 5.980% due 12/25/33	1,138	1,077
Series 2007-RS2 Class A1 0.333% due 05/25/37 (Ê)	132	128
Residential Asset Securities Corp. Series 2001-KS3 Class AII 0.673% due 09/25/31 (Ê)	149	117
Series 2003-KS4 Class AIIB 0.793% due 06/25/33 (Ê)	232	110
Series 2005-AHL1 Class A2 0.483% due 07/25/35 (Ê)	376	372
Series 2005-KS10 Class 1A2 0.463% due 11/25/35 (Ê)	257	246
Series 2005-KS12 Class A2 0.463% due 01/25/36 (Ê)	4,972	4,618
Series 2005-KS12 Class A3 0.533% due 01/25/36 (Ê)	894	675
Series 2006-KS1 Class A4 0.513% due 02/25/36 (Ê)	2,479	1,814
Series 2006-KS3 Class AI3 0.383% due 04/25/36 (Ê)	408	369
Sandelman Finance Series 2007-2A Class A1B 0.573% due 02/15/19 (Ê)(Þ)	4,500	4,295
Saxon Asset Securities Trust Series 2003-3 Class M1 0.863% due 12/25/33 (Ê)	1,738	1,438
Series 2005-4 Class A2C 0.463% due 11/25/37 (Ê)	1,198	1,147
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1 Class M1 0.513% due 07/25/36 (Ê)	1,064	3
Series 2007-BR2 Class A2 0.443% due 02/25/37 (Ê)	3,767	1,474
Series 2007-HE1 Class A2A 0.273% due 12/25/36 (Ê)	815	281
Series 2007-NC1 Class A2B 0.363% due 12/25/36 (Ê)	9,135	3,744
SG Mortgage Securities Trust Series 2006-FRE1 Class A2B 0.393% due 02/25/36 (Ê)	1,897	1,000
Series 2006-OPT2 Class A3C 0.363% due 10/25/36 (Ê)	15,160	4,716
SLM Student Loan Trust Series 2008-2 Class A1 0.574% due 01/25/15 (Ê)	46	46
Series 2008-7 Class A2 0.774% due 10/25/17 (Ê)	33,000	33,036
Series 2011-A Class A2 4.370% due 04/17/28 (Å)	3,395	3,432
Small Business Administration Participation Certificates Series 2004-20F Class 1 5.520% due 06/01/24	213	228

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-20G Class 1 4.750% due 07/01/25	2,646	2,817
Soundview Home Equity Loan Trust Series 2005-CTX1 Class M1 0.633% due 11/25/35 (Ê)	4,121	3,200
Series 2005-DO1 Class M2 0.663% due 05/25/35 (Ê)	954	885
Series 2005-OPT4 Class 2A3 0.473% due 12/25/35 (Ê)	3,378	3,051
Series 2006-EQ1 Class A3 0.373% due 10/25/36 (Ê)	6,130	3,778
Series 2006-EQ2 Class A3 0.373% due 01/25/37 (Ê)	17,529	6,802
Series 2006-OPT5 Class 2A4 0.453% due 07/25/36 (Ê)	3,325	1,319
Series 2006-OPT5 Class M3 Interest Only STRIP 0.533% due 07/25/36 (Ê)	2,121	22
Series 2007-OPT1 Class 2A1 0.293% due 06/25/37 (Ê)	868	759
Specialty Underwriting & Residential Finance Series 2005-AB2 Class A1C 0.603% due 06/25/36 (Ê)	2,915	2,723
Series 2005-BC4 Class A2B 0.443% due 09/25/36 (Ê)	703	690
Series 2006-BC3 Class M2 Interest Only STRIP 0.503% due 06/25/37 (Ê)	1,485	31
Structured Asset Investment Loan Trust Series 2005-5 Class M1 0.633% due 06/25/35 (Ê)	1,852	1,621
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	513	474
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	277	278
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	36	36
Series 2005-GEL1 Class A 0.563% due 12/25/34 (Ê)	135	132
Series 2006-BC3 Class A2 0.263% due 10/25/36 (Ê)	92	92
Series 2006-WF2 Class A3 0.363% due 07/25/36 (Ê)	7,691	6,961
Series 2007-BC2 Class A3 0.343% due 03/25/37 (Ê)	5,596	4,672
Series 2007-BC3 Class 2A1 0.273% due 05/25/47 (Ê)	5,623	5,350
US Education Loan Trust LLC Series 2006-1 Class A2 0.441% due 03/01/25 (Ê)(Þ)	1,343	1,339
Volkswagen Auto Lease Trust Series 2010-A Class A4 1.180% due 10/20/15	3,465	3,467
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A4 1.980% due 09/20/17	8,115	8,157

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.363% due 05/25/36 (Ê)	5,519	3,121
Series 2007-HE2 Class 2A2 0.433% due 02/25/37 (Ê)	9,419	3,413
Washington Mutual Master Note Trust Series 2006-C2A Class C2 0.719% due 08/15/15 (Ê)(Þ)	90	90
Wells Fargo Home Equity Trust Series 2006-2 Class A4 0.463% due 07/25/36 (Ê)	3,902	2,464
Series 2007-2 Class A3 0.443% due 04/25/37 (Ê)	3,785	1,594

		556,642

Corporate Bonds and Notes - 18.4%
ACCO Brands Corp. 10.625% due 03/15/15	3,125	3,523
ACE Capital Trust II 9.700% due 04/01/30	1,425	1,860
Alcoa, Inc. 5.400% due 04/15/21	1,875	1,904
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	660	685
Allison Transmission, Inc. 11.250% due 11/01/15 (Ñ)(Þ)	2,000	2,215
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,380
Ally Financial, Inc. 4.500% due 02/11/14	1,000	1,010
3.674% due 06/20/14 (Ê)	900	908
Alta Wind Holdings LLC 7.000% due 06/30/35 (Þ)	1,971	2,108
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	2,535	2,599
Altria Group, Inc. 9.250% due 08/06/19	3,315	4,363
10.200% due 02/06/39	2,580	3,777
American Airlines Pass Through Trust 2001-01 Series 01-1 6.977% due 05/23/21	173	151
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	752
6.000% due 09/13/17	600	679
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	682
American Express Co. 7.000% due 03/19/18	400	474
American Express Credit Corp. 5.875% due 05/02/13	2,000	2,166
2.750% due 09/15/15	5,010	4,994
Series C 7.300% due 08/20/13	915	1,028

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American International Group, Inc. 4.250% due 05/15/13	10,300	10,681
5.050% due 10/01/15	400	417
5.600% due 10/18/16	6,610	7,045
5.850% due 01/16/18	8,500	8,982
8.250% due 08/15/18	9,100	10,802
Ameriprise Financial, Inc. 7.518% due 06/01/66 (Ñ)	3,313	3,549
AmerisourceBergen Corp. 5.875% due 09/15/15	2,495	2,822
Amgen, Inc. 6.150% due 06/01/18	5,600	6,517
Amsouth Bank/Birmingham AL Series AI
4.850% due 04/01/13	1,360	1,385
Anadarko Petroleum Corp. 6.375% due 09/15/17	8,235	9,301
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	3,535	3,932
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15 (Ñ)	5,400	5,779
7.750% due 01/15/19	15,430	19,347
5.375% due 01/15/20	5,400	5,936
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,033
Archer-Daniels-Midland Co. 4.479% due 03/01/21	4,900	5,049
Arizona Public Service Co. 5.800% due 06/30/14	1,675	1,860
6.250% due 08/01/16	675	771
8.750% due 03/01/19	1,250	1,592
Ashtead Capital, Inc. 9.000% due 08/15/16 (Å)	1,950	2,057
AT&T Corp. 8.000% due 11/15/31 (Ñ)	3,355	4,321
AT&T, Inc. 4.950% due 01/15/13	100	107
2.950% due 05/15/16	7,350	7,386
5.500% due 02/01/18	100	110
6.300% due 01/15/38	1,200	1,266
6.400% due 05/15/38	3,375	3,602
BAC Capital Trust XV 1.111% due 06/01/56 (Ê)	3,800	2,847
Bank of America Corp. 3.625% due 03/17/16 (Ñ)	3,475	3,493
6.500% due 08/01/16 (Ñ)	3,500	3,946
5.625% due 10/14/16	610	661
6.000% due 09/01/17	5,165	5,655
5.750% due 12/01/17	4,095	4,417
5.625% due 07/01/20 (Ñ)	11,980	12,574
5.875% due 01/05/21	2,475	2,640
8.000% due 12/29/49 (ƒ)(Ñ)	3,000	3,245
Bank of America NA Series BKNT 0.590% due 06/15/16 (Ê)	3,100	2,929
0.610% due 06/15/17 (Ê)	4,175	3,812

	Principal Amount ($) or Shares	Market Value $
6.100% due 06/15/17	1,000	1,088
6.000% due 10/15/36 (Ñ)	500	503
BankAmerica Capital III Series * 0.848% due 01/15/27 (Ê)	2,300	1,865
BankBoston Capital Trust III 1.060% due 06/15/27 (Ê)	3,500	2,803
Barnett Capital III 0.898% due 02/01/27 (Ê)	1,250	1,014
BB&T Corp. 2.050% due 04/28/14	3,590	3,604
3.200% due 03/15/16	4,050	4,083
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17 (Ñ)	7,846	8,521
7.250% due 02/01/18	1,150	1,351
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	6,072
3.750% due 03/15/16	3,895	3,914
5.500% due 03/15/21 (Ñ)	2,785	2,802
Boardwalk Pipelines, LP
5.875% due 11/15/16	3,250	3,597
Boston Scientific Corp. 4.500% due 01/15/15	7,713	8,090
6.400% due 06/15/16	2,570	2,879
7.000% due 11/15/35	750	806
7.375% due 01/15/40 (Ñ)	1,400	1,619
Brandywine Operating Partnership, LP 4.950% due 04/15/18	3,475	3,508
Bunge, Ltd. Finance Corp. 4.100% due 03/15/16	3,325	3,406
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	169	181
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	160	183
6.750% due 03/15/29	110	124
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Þ)	3,700	4,051
Capital One Bank USA NA 8.800% due 07/15/19	1,250	1,601
Capital One Capital III 7.686% due 08/15/36	1,900	1,957
Capital One Financial Corp. 7.375% due 05/23/14	1,964	2,282
Carolina Power & Light Co. 6.500% due 07/15/12	105	112
Case New Holland, Inc. 7.750% due 09/01/13	2,125	2,314
CBA Capital Trust II 6.024% due 03/29/49 (ƒ)(Þ)	3,700	3,747
CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Ñ)(Þ)	1,750	1,693
Series REGS 9.125% due 12/01/16 (Ñ)	200	194
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	2,750	3,569

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	970
Charter Communications Operating LLC / Charter Communications Operating Capital 10.875% due 09/15/14 (Þ)	1,752	1,958
Chase Capital III Series C 0.861% due 03/01/27 (Ê)(Ñ)	2,740	2,364
CHS/Community Health Systems, Inc. 8.875% due 07/15/15 (Ñ)	8,165	8,349
Chubb Corp. 6.375% due 03/29/67	2,450	2,621
Church & Dwight Co., Inc. 3.350% due 12/15/15	1,810	1,842
CIT Group, Inc. 7.000% due 05/01/13 (Ñ)	2,952	3,011
Citigroup Capital XXI 8.300% due 12/21/57 (Ñ)	9,335	9,699
Citigroup, Inc. 5.500% due 08/27/12	2,500	2,632
5.625% due 08/27/12	1,800	1,891
5.300% due 10/17/12	1,000	1,056
5.500% due 04/11/13	7,900	8,457
5.850% due 07/02/13	700	758
1.733% due 01/13/14 (Ê)	2,700	2,747
6.375% due 08/12/14	1,900	2,123
5.000% due 09/15/14	6,525	6,909
4.750% due 05/19/15 (Ñ)	1,400	1,491
4.700% due 05/29/15 (Ñ)	350	370
4.587% due 12/15/15 (Ñ)	7,395	7,826
5.300% due 01/07/16 (Ñ)	1,325	1,432
5.850% due 08/02/16 (Ñ)	1,630	1,796
6.000% due 08/15/17	6,000	6,615
6.125% due 11/21/17	6,395	7,091
6.125% due 05/15/18	200	221
8.500% due 05/22/19	500	623
5.375% due 08/09/20 (Ñ)	2,425	2,536
0.862% due 08/25/36 (Ê)	2,250	1,755
6.125% due 08/25/36	900	889
6.875% due 03/05/38	2,500	2,822
8.125% due 07/15/39	1,914	2,464
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	467
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	975	1,355
Comcast Corp. 5.875% due 02/15/18	300	335
5.700% due 05/15/18	2,800	3,097
6.450% due 03/15/37	300	318
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	5,332
Commonwealth Edison Co. 5.800% due 03/15/18	4,735	5,294

	Principal Amount ($) or Shares	Market Value $
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	3,288	3,732
Continental Airlines, Inc. Series 2002-1 Class G2 6.563% due 08/15/13	1,960	2,004
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12 (Ñ)	500	525
COX Communications, Inc. 8.375% due 03/01/39 (Þ)	2,939	3,882
Credit Suisse USA, Inc. 5.500% due 08/15/13 (Ñ)	380	415
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	1,600	1,612
4.174% due 08/15/17 (Þ)	6,690	6,728
CSC Holdings LLC 8.500% due 06/15/15 (Ñ)	4,575	4,992
CVS Caremark Corp. 3.250% due 05/18/15	4,800	4,921
6.125% due 09/15/39	1,930	2,005
DCP Midstream LLC 9.750% due 03/15/19 (Þ)	1,350	1,753
DCP Midstream Operating, LP 3.250% due 10/01/15	4,519	4,508
Delta Air Lines 2002-1 Class G-1 Pass Through Trust Series 02G1 6.718% due 01/02/23	2,475	2,506
Delta Air Lines 2002-1 Class G-2 Pass Through Trust Series 02G2 6.417% due 07/02/12	2,785	2,855
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	4,366	4,683
Developers Diversified Realty Corp. 5.375% due 10/15/12	3,320	3,444
9.625% due 03/15/16	1,565	1,923
7.500% due 04/01/17	3,700	4,251
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.550% due 03/15/15	4,400	4,555
3.500% due 03/01/16	4,375	4,442
6.000% due 08/15/40	1,350	1,345
Discover Bank Series BKNT 8.700% due 11/18/19	4,475	5,503
Discover Financial Services 10.250% due 07/15/19	4,200	5,551
DISH DBS Corp. 7.125% due 02/01/16	2,000	2,130
DJO Finance LLC / DJO Finance Corp. 10.875% due 11/15/14 (Ñ)	3,450	3,756
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66 (Ñ)	3,370	3,336

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dow Chemical Co. (The) 4.850% due 08/15/12	2,600	2,721
7.600% due 05/15/14	5,450	6,327
Duke Realty, LP 6.750% due 03/15/20	2,600	2,941
Duquesne Light Holdings, Inc. 6.400% due 09/15/20 (Þ)	2,700	2,787
Dynegy Roseton / Danskammer Pass Through Trust Series B Series B
7.670% due 11/08/16 (Ñ)	7,845	7,296
E*Trade Financial Corp. 12.500% due 11/30/17	1,166	1,392
Edison Mission Energy 7.000% due 05/15/17 (Ñ)	8,070	6,395
El Paso Corp. Series *
9.625% due 05/15/12	300	321
Series GMTN
8.050% due 10/15/30	300	347
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,628
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	6,955	7,778
Energy Transfer Partners, LP 5.950% due 02/01/15	3,050	3,380
9.700% due 03/15/19	1,150	1,507
Enterprise Products Operating LLC 5.900% due 04/15/13	1,425	1,545
5.250% due 01/31/20	2,445	2,585
Series A
8.375% due 08/01/66 (Ñ)	1,550	1,683
Series B
7.034% due 01/15/68 (Ñ)	3,050	3,218
Express Scripts, Inc. 6.250% due 06/15/14	4,950	5,551
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	5,625	5,669
Fifth Third Bancorp 3.625% due 01/25/16 (Ñ)	4,150	4,211
First Chicago NBD Institutional Capital I 0.823% due 02/01/27 (Ê)	1,250	1,079
First Niagara Financial Group, Inc. 6.750% due 03/19/20	1,850	2,035
First Union Capital II Series A
7.950% due 11/15/29	1,265	1,386
Ford Motor Co. 7.125% due 11/15/25	100	105
6.375% due 02/01/29	100	98
Ford Motor Credit Co. LLC 7.800% due 06/01/12	700	741
7.500% due 08/01/12	4,940	5,242
7.000% due 10/01/13	3,000	3,251
5.000% due 05/15/18	3,600	3,602
Fortune Brands, Inc. 3.000% due 06/01/12	4,880	4,964

	Principal Amount ($) or Shares	Market Value $
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	2,825	2,659
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	6,800	7,497
Frontier Communications Corp. 6.250% due 01/15/13 (Ñ)	3,600	3,789
Gap, Inc. (The) 5.950% due 04/12/21	3,020	3,054
GE Capital Trust I 6.375% due 11/15/67	2,610	2,708
General Electric Capital Corp. 1.875% due 09/16/13 (Ñ)	6,085	6,126
5.900% due 05/13/14 (Ñ)	5,000	5,575
5.375% due 10/20/16 (Ñ)	1,000	1,112
0.581% due 08/07/18 (Ê)	4,010	3,813
4.375% due 09/16/20	3,100	3,058
5.300% due 02/11/21 (Ñ)	7,160	7,429
5.875% due 01/14/38	700	708
6.375% due 11/15/67	29,250	30,383
Series EMTN 0.595% due 03/20/14 (Ê)	2,000	1,951
Series GMTN 6.875% due 01/10/39	1,500	1,721
Series MTNA 0.570% due 09/15/14 (Ê)	4,000	3,951
6.750% due 03/15/32 (Ñ)	623	703
General Electric Co. 5.250% due 12/06/17	3,940	4,362
GenOn REMA LLC Series B 9.237% due 07/02/17 (Ñ)	3,445	3,747
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	6,900	7,437
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14 (Ñ)	2,000	2,210
0.759% due 03/22/16 (Ê)	1,300	1,252
5.750% due 10/01/16	1,338	1,473
5.625% due 01/15/17	8,076	8,678
6.250% due 09/01/17	12,400	13,803
7.500% due 02/15/19	5,651	6,711
6.750% due 10/01/37	11,130	11,536
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16 (Ñ)	3,900	4,417
Hasbro, Inc. 6.350% due 03/15/40 (Ñ)	2,695	2,760
HCA, Inc. 9.125% due 11/15/14	1,750	1,837
8.500% due 04/15/19	3,480	3,863
7.875% due 02/15/20	1,375	1,497
Series WI
9.250% due 11/15/16	2,125	2,279
HCP, Inc. 6.000% due 01/30/17	2,250	2,477
6.700% due 01/30/18	3,000	3,395
5.375% due 02/01/21	1,800	1,871
Health Care REIT, Inc. 4.700% due 09/15/17 (Ñ)	5,480	5,587

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.250% due 01/15/22	2,500	2,510
6.500% due 03/15/41	4,025	4,005
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	3,350	3,757
Hewlett-Packard Co. 3.750% due 12/01/20 (Ñ)	1,180	1,150
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,418
Hospira, Inc. 5.600% due 09/15/40	1,875	1,807
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,876
HSBC Bank USA NA 4.875% due 08/24/20	3,021	3,007
HSBC Finance Corp. 6.676% due 01/15/21 (Þ)	8,795	9,335
Humana, Inc. 8.150% due 06/15/38	3,226	3,821
IDEX Corp. 4.500% due 12/15/20	1,360	1,344
Indiantown Cogeneration, LP Series A-10
9.770% due 12/15/20	2,890	3,126
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	12,075	12,799
6.750% due 09/01/16 (Þ)	1,000	1,065
Iron Mountain, Inc. 6.625% due 01/01/16 (Ñ)	2,025	2,027
8.750% due 07/15/18	1,050	1,100
Jabil Circuit, Inc. 7.750% due 07/15/16 (Ñ)	760	863
JC Penney Corp., Inc. 6.375% due 10/15/36	3,355	3,019
JP Morgan Chase Capital XIII Series M 1.257% due 09/30/34 (Ê)	6,050	5,222
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	1,850	1,903
JP Morgan Chase Capital XXII Series V 6.450% due 02/02/37	1,100	1,118
JP Morgan Chase Capital XXIII 1.313% due 05/15/47 (Ê)(Ñ)	8,880	7,466
JPMorgan Chase & Co. 5.375% due 01/15/14 (Ñ)	2,565	2,801
5.150% due 10/01/15	3,950	4,282
6.000% due 01/15/18	9,100	10,126
6.300% due 04/23/19	3,050	3,447
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	6,105	6,708
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	268
6.000% due 10/01/17	6,400	7,139
JPMorgan Chase Capital XXI Series U 1.223% due 02/02/37 (Ê)	455	390

	Principal Amount ($) or Shares	Market Value $
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	7,475	8,323
Kraft Foods, Inc. 4.125% due 02/09/16	5,140	5,399
6.125% due 02/01/18	1,000	1,135
6.125% due 08/23/18	2,075	2,353
6.500% due 02/09/40	2,300	2,566
L-3 Communications Corp. Series B 6.375% due 10/15/15	2,450	2,530
Lehman Brothers Holdings, Inc. 6.200% due 09/26/14 (Ó)	1,000	256
6.875% due 05/02/18 (Ó)	1,365	355
7.000% due 09/27/27 (Ó)	1,260	321
Liberty Mutual Group, Inc. 7.000% due 03/15/37 (Ñ)(Þ)	4,480	4,413
Liberty Property, LP 4.750% due 10/01/20	3,975	3,967
Life Technologies Corp. 5.000% due 01/15/21	5,175	5,262
Lorillard Tobacco Co. 6.875% due 05/01/20 (Ñ)	4,700	5,175
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	730
MBNA Capital B Series B 1.073% due 02/01/27 (Ê)	2,855	2,315
MBNA Corp. 6.125% due 03/01/13 (Ñ)	2,000	2,139
Medco Health Solutions, Inc. 6.125% due 03/15/13	500	542
7.250% due 08/15/13	4,357	4,885
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	6,800	7,211
6.050% due 05/16/16	3,575	3,847
6.400% due 08/28/17	2,600	2,898
6.220% due 09/15/26	1,195	1,219
7.750% due 05/14/38	1,500	1,743
MetLife Capital Trust X 9.250% due 04/08/38 (Þ)	1,500	1,875
MetLife Global Funding I 3.125% due 01/11/16 (Þ)	5,660	5,674
MetLife, Inc. 6.400% due 12/15/36	500	500
10.750% due 08/01/39	3,435	4,843
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	3,000	3,280
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	1,891	1,952
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	2,916	3,193
Monsanto Co. 5.125% due 04/15/18	5,000	5,504
Morgan Stanley 5.375% due 10/15/15 (Ñ)	7,000	7,575

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.726% due 10/18/16 (Ê)(Ñ)	5,505	5,222
5.750% due 10/18/16	1,500	1,634
5.450% due 01/09/17	2,425	2,597
5.550% due 04/27/17	2,450	2,636
6.250% due 08/28/17	1,300	1,437
5.950% due 12/28/17	2,350	2,551
6.625% due 04/01/18	15,801	17,640
5.625% due 09/23/19	2,000	2,079
Series GMTN 2.812% due 05/14/13 (Ê)	1,100	1,134
Motorola Solutions, Inc. 7.500% due 05/15/25	1,935	2,248
Mutual of Omaha Insurance Co. 6.950% due 10/15/40 (Ñ)(Þ)	4,215	4,439
Nalco Co. 8.250% due 05/15/17	2,915	3,174
National City Bank Series BKNT 0.680% due 06/07/17 (Ê)	7,200	6,792
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15 (Ñ)	2,370	2,321
Nationwide Financial Services 5.375% due 03/25/21 (Å)	4,675	4,759
Nationwide Mutual Insurance Co. 9.375% due 08/15/39 (Þ)	5,452	6,859
NB Capital Trust IV 8.250% due 04/15/27	3,511	3,612
NBCUniversal Media LLC 3.650% due 04/30/15 (Ñ)(Þ)	6,045	6,261
4.375% due 04/01/21 (Þ)	3,375	3,294
News America, Inc. 4.500% due 02/15/21 (Þ)	3,005	2,992
6.150% due 02/15/41 (Ñ)(Þ)	3,950	4,025
8.250% due 10/17/96	240	285
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	5,000	5,277
Nielsen Finance LLC / Nielsen Finance Co. 11.500% due 05/01/16	2,000	2,365
Nisource Finance Corp. 6.400% due 03/15/18	2,180	2,462
NRG Energy, Inc. 7.375% due 02/01/16 (Ñ)	9,067	9,407
NuStar Logistics, LP 6.050% due 03/15/13	3,607	3,862
OMX Timber Finance Investments I LLC 5.420% due 01/29/20 (Å)	7,200	7,552
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	4,750	5,513
Oneok Partners, LP 3.250% due 02/01/16	3,045	3,074
Oracle Corp. 3.875% due 07/15/20 (Þ)	1,330	1,317
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,522
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	4,206
Peabody Energy Corp. 7.875% due 11/01/26	500	562

	Principal Amount ($) or Shares	Market Value $
Philip Morris International, Inc. 5.650% due 05/16/18	4,605	5,203
Plains Exploration & Production Co. 10.000% due 03/01/16	1,875	2,119
Plastipak Holdings, Inc. 8.500% due 12/15/15 (Þ)	1,150	1,207
Pokagon Gaming Authority 10.375% due 06/15/14 (Å)	2,250	2,320
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	431
Progress Energy, Inc. 7.050% due 03/15/19	2,550	3,065
7.750% due 03/01/31	275	345
ProLogis 1.875% due 11/15/37	2,550	2,524
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,935
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,908
Series FSA 1.184% due 12/18/17 (Ê)(Þ)	3,500	3,248
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,759
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67 (Ñ)	1,500	1,504
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	1,955	—
4.875% due 11/15/49 (Ø)	625	—
Qwest Communications International, Inc. 8.000% due 10/01/15	1,886	2,070
Qwest Corp. 7.625% due 06/15/15 (Ñ)	1,000	1,142
8.375% due 05/01/16 (Ñ)	5,135	6,098
Rainbow National Services LLC 8.750% due 09/01/12 (Ñ)(Þ)	2,115	2,118
Reed Elsevier Capital, Inc. 7.750% due 01/15/14 (Ñ)	1,885	2,158
Rensselaer Polytechnic Institute 5.600% due 09/01/20	4,675	4,957
Reynolds American, Inc. 7.625% due 06/01/16	3,565	4,268
Rockies Express Pipeline LLC 6.250% due 07/15/13 (Å)	4,530	4,870
6.850% due 07/15/18 (Þ)	7,095	7,895
Rock-Tenn Co. 5.625% due 03/15/13	373	385
Rohm and Haas Co. 6.000% due 09/15/17	100	112
RSC Equipment Rental, Inc./RSC Holdings III LLC 10.000% due 07/15/17 (Å)(Ñ)	2,625	3,006
Sabine Pass LNG, LP 7.250% due 11/30/13	8,590	8,869
7.500% due 11/30/16 (Ñ)	500	520
Series 144a 7.500% due 11/30/16 (Þ)	2,900	3,016

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Santander Holdings USA, Inc. 4.625% due 04/19/16 (Ñ)	1,460	1,507
Sempra Energy 2.000% due 03/15/14	6,420	6,428
Simon Property Group, LP 6.100% due 05/01/16	1,955	2,225
10.350% due 04/01/19	1,250	1,739
5.650% due 02/01/20	2,800	3,064
SLM Corp. 6.250% due 01/25/16	3,250	3,446
Series MTNA 5.000% due 04/15/15 (Ñ)	3,000	3,079
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,457
Southern Copper Corp. 6.375% due 07/27/15	1,780	1,959
Southern Union Co. 7.200% due 11/01/66 (Ñ)	8,940	8,784
Springleaf Finance Corp. 6.900% due 12/15/17 (Ñ)	600	562
Series MTNH 5.375% due 10/01/12 (Ñ)	125	125
Series MTNI 4.875% due 07/15/12	200	199
Steel Dynamics, Inc. 7.750% due 04/15/16	750	802
SunTrust Banks, Inc. 3.600% due 04/15/16	2,550	2,583
Symantec Corp. 2.750% due 09/15/15	3,675	3,617
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	1,260
8.300% due 10/15/37 (Þ)	3,430	3,490
TD Ameritrade Holding Corp. 4.150% due 12/01/14 (Ñ)	4,445	4,690
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	3,984
7.500% due 04/01/17	1,350	1,617
8.375% due 06/15/32	1,250	1,573
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.500% due 11/01/16 (Ñ)	6,160	4,219
Textron, Inc. 6.200% due 03/15/15 (Ñ)	3,235	3,572
Time Warner Cable, Inc. 6.200% due 07/01/13	5,900	6,497
3.500% due 02/01/15 (Ñ)	4,961	5,139
6.750% due 07/01/18	3,440	3,962
Time Warner Entertainment Co., LP Series * 8.375% due 03/15/23	1,176	1,488
Time Warner, Inc. 4.750% due 03/29/21	3,395	3,463
Timken Co. 6.000% due 09/15/14	2,440	2,712
Transatlantic Holdings, Inc. 8.000% due 11/30/39	2,350	2,555

	Principal Amount ($) or Shares	Market Value $
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16 (Ñ)	567	649
UBS Preferred Funding Trust V Series 1 6.243% due 05/29/49 (ƒ)	3,600	3,600
Union Electric Co. 6.400% due 06/15/17	3,145	3,618
UnitedHealth Group, Inc. 4.875% due 02/15/13	400	425
6.000% due 06/15/17 (Ñ)	56	64
6.500% due 06/15/37	675	740
USB Capital IX 3.500% due 10/29/49 (Ê)(ƒ)	300	254
USB Realty Corp. 6.091% due 12/29/49 (ƒ)(Þ)	2,225	1,964
Verizon Communications, Inc. 5.250% due 04/15/13	300	324
1.950% due 03/28/14	3,875	3,908
3.000% due 04/01/16 (Ñ)	3,360	3,391
4.600% due 04/01/21	3,530	3,607
Wachovia Bank NA Series BKNT 6.600% due 01/15/38	2,725	3,119
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	3,077	2,843
Wachovia Corp. 5.625% due 10/15/16	100	110
5.750% due 02/01/18 (Ñ)	1,200	1,339
Waste Management, Inc. 6.375% due 03/11/15 (Ñ)	1,185	1,357
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14 (Ñ)	2,486	2,694
WCI Finance LLC / WEA Finance LLC 5.400% due 10/01/12 (Þ)	753	795
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	3,870	4,439
6.750% due 09/02/19 (Þ)	1,300	1,507
Wells Fargo & Co. 3.676% due 06/15/16	8,915	9,162
5.625% due 12/11/17 (Ñ)	2,770	3,090
4.600% due 04/01/21 (Ñ)	8,220	8,308
Series K 7.980% due 03/29/49 (ƒ)(Ñ)	20,000	22,000
Weyerhaeuser Co. 7.375% due 10/01/19 (Ñ)	1,480	1,700
Whirlpool Corp. 8.600% due 05/01/14	1,125	1,314
Williams Cos., Inc. (The) 7.875% due 09/01/21	741	939
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	5,090	6,050
Windstream Corp. Series WI 8.625% due 08/01/16	2,303	2,430

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	8,705	9,118
ZFS Finance USA Trust IV 5.875% due 05/09/32 (Þ)	263	262

		1,399,704

International Debt - 12.9%
Abbey National Treasury Services PLC/London 2.875% due 04/25/14	1,750	1,763
4.000% due 04/27/16	3,950	3,990
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	13,600	14,221
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	1,000	1,240
ALROSA Finance SA Series REGS 7.750% due 11/03/20	1,030	1,110
American International Group, Inc. 5.750% due 03/15/67	2,850	4,118
Anglo American Capital PLC 2.150% due 09/27/13 (Þ)	2,860	2,894
9.375% due 04/08/14 (Þ)	1,075	1,299
9.375% due 04/08/19 (Þ)	1,400	1,884
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	5,000	5,460
ArcelorMittal 9.000% due 02/15/15 (Ñ)	2,150	2,588
6.125% due 06/01/18 (Ñ)	6,749	7,302
5.500% due 03/01/21 (Ñ)	5,180	5,251
ARES CLO Funds Series 2003-7A Class A1B 0.862% due 05/08/15 (Å)(Ê)	3,370	3,313
Series 2005-10A Class A2 0.549% due 09/18/17 (Å)(Ê)	8,686	8,454
Arkle Master Issuer PLC Series 2006-1A Class 4A2 0.404% due 02/17/52 (Ê)(Þ)	29,900	29,776
Series 2010-2A Class 1A1 1.714% due 05/17/60 (Ê)(Þ)	7,400	7,428
Arlington Street CDO, Ltd. Series 2000-1A Class A 2 7.660% due 06/10/12 (Þ)	165	169
AstraZeneca PLC 5.900% due 09/15/17	1,100	1,273
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Þ)	2,700	2,724
AWAS Aviation Capital, Ltd. 7.000% due 10/15/16 (Ñ)(Þ)	3,618	3,690
Bakrie Telecom Pte, Ltd. 11.500% due 05/07/15 (Þ)	3,450	3,674
Banco do Nordeste do Brasil SA 3.625% due 11/09/15 (Þ)	1,340	1,311
Banco Santander Brasil SA 2.409% due 03/18/14 (Ê)(Þ)	1,400	1,407
4.500% due 04/06/15 (Þ)	300	305

	Principal Amount ($) or Shares	Market Value $
Banco Votorantim SA 5.250% due 02/11/16 (Å)(Ñ)	8,230	8,312
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	600	618
Bank of India 4.750% due 09/30/15	600	618
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	1,100	1,129
2.625% due 01/25/16 (Ñ)(Þ)	16,900	17,042
Bank of New York Mellon SA Institucion de Banca Multiple
9.625% due 05/02/21 (Å)	1,310	1,318
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	2,900	3,040
Barclays Bank PLC 5.450% due 09/12/12	19,100	20,244
2.375% due 01/13/14 (Ñ)	1,000	1,014
6.050% due 12/04/17 (Þ)	2,700	2,871
6.750% due 05/22/19 (Ñ)	4,110	4,695
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	600	608
7.250% due 04/22/20 (Ñ)(Þ)	4,225	4,355
6.500% due 03/10/21 (Ñ)(Þ)	1,200	1,225
Black Diamond CLO, Ltd. Series 2007-1A Class AD
0.523% due 04/29/19 (Ê)(Þ)	23,250	21,571
BNP Paribas 5.186% due 06/29/49 (ƒ)(Þ)	600	591
Series BKNT
5.000% due 01/15/21	2,285	2,302
BP Capital Markets PLC 3.875% due 03/10/15	2,175	2,281
3.200% due 03/11/16	2,075	2,092
4.500% due 10/01/20	2,525	2,545
Braskem Finance, Ltd. 5.750% due 04/15/21 (Å)(Ñ)	500	499
BRFkredit AS 2.050% due 04/15/13 (Þ)	16,500	16,864
C10 Capital SPV, Ltd. 6.722% due 12/31/49 (ƒ)(Þ)	1,800	1,410
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Ñ)(Þ)	6,040	5,970
2.550% due 03/24/16 (Å)	6,400	6,401
Canadian Imperial Bank of Commerce/Canada 2.750% due 01/27/16 (Þ)	10,600	10,748
CDP Financial, Inc. 4.400% due 11/25/19 (Å)	5,200	5,332
Cemex SAB de CV 5.301% due 09/30/15 (Å)(Ê)(Ñ)	1,190	1,180
9.000% due 01/11/18 (Ñ)(Þ)	2,600	2,694
Cenovus Energy, Inc.
4.500% due 09/15/14	1,520	1,646
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.523% due 08/03/19 (Å)(Ê)	3,466	3,363

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cie de Financement Foncier 1.625% due 07/23/12 (Þ)	4,100	4,141
2.125% due 04/22/13 (Þ)	16,200	16,439
Commonwealth Bank of Australia 2.500% due 12/10/12 (Ñ)(Þ)	6,800	6,988
Corp. Andina de Fomento 3.750% due 01/15/16	3,230	3,274
8.125% due 06/04/19 (Ñ)	1,745	2,121
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	1,900	2,309
6.150% due 10/24/36 (Þ)	100	110
Covidien International Finance SA 6.000% due 10/15/17 (Ñ)	2,565	2,960
4.200% due 06/15/20 (Ñ)	2,250	2,268
Credit Suisse AG/Guernsey Series 1
1.003% due 05/29/49 (Ê)(ƒ)	3,595	2,872
Credit Suisse NY 2.200% due 01/14/14	900	912
5.500% due 05/01/14	3,000	3,320
6.000% due 02/15/18 (Ñ)	1,380	1,497
4.375% due 08/05/20 (Ñ)	1,425	1,422
CSN Islands XI Corp. 6.875% due 09/21/19 (Ñ)(Þ)	300	332
CSN Resources SA 6.500% due 07/21/20 (Þ)	400	425
Danske Bank A/S 2.500% due 05/10/12 (Þ)	4,000	4,065
Deutsche Bank AG 6.000% due 09/01/17	5,800	6,567
Deutsche Telekom International Finance BV 3.125% due 04/11/16 (Å)	4,575	4,627
Dexia Credit Local SA 0.753% due 04/29/14 (Ê)(Þ)	5,300	5,279
Digicel Group, Ltd. 9.125% due 01/15/15 (Ñ)(Þ)	4,877	5,072
DnB NOR Boligkreditt 2.100% due 10/14/15 (Þ)	8,100	7,902
2.900% due 03/29/16 (Å)	13,300	13,369
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Ñ)(Þ)	1,846	1,981
DP World, Ltd. 6.850% due 07/02/37 (Þ)	5,285	5,034
Electricite De France 5.500% due 01/26/14 (Þ)	1,700	1,869
6.500% due 01/26/19 (Þ)	1,700	1,968
6.950% due 01/26/39 (Þ)	1,700	2,016
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	525	558
Enel Finance International NV 6.250% due 09/15/17 (Þ)	1,500	1,685
5.125% due 10/07/19 (Þ)	2,325	2,406
Eurasian Development Bank 7.375% due 09/29/14 (Ñ)(Þ)	3,345	3,680
Export-Import Bank of China 4.875% due 07/21/15 (Þ)	300	325

	Principal Amount ($) or Shares	Market Value $
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Ñ)(Þ)	8,600	8,767
1.750% due 12/06/12 (Þ)	7,600	7,716
2.000% due 06/12/13 (Þ)	3,500	3,570
Gaz Capital for Gazprom Series REGS 8.625% due 04/28/34	17,900	21,928
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	2,070	2,242
Gazprom OAO Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	600	659
8.146% due 04/11/18 (Þ)	2,600	3,055
Series REGS 9.250% due 04/23/19	1,980	2,470
Gerdau Trade, Inc. 5.750% due 01/30/21 (Ñ)(Þ)	2,700	2,727
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	2,655	2,761
Gracechurch Mortgage Financing PLC Series 2006-1 Class A 6 0.413% due 11/20/56 (Å)(Ê)	4,710	4,649
Granite Mortgages PLC Series 2004-3 Class 2A1 0.449% due 09/20/44 (Ê)	498	480
Greywolf CLO, Ltd. Series 2007-1A Class A 0.559% due 02/18/21 (Ê)(Þ)	4,418	4,046
Hamlet, Ltd. Series 2006-2A Class A2A 0.532% due 05/11/21 (Ê)(Þ)	2,200	2,061
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	9,920	9,998
Holmes Master Issuer PLC Series 2010-1A Class A2 1.678% due 10/15/54 (Ê)(Þ)	10,294	10,333
HSBC Bank USA NA NY Series CLN Zero coupon due 08/15/40	8,130	10,572
HSBC Holdings PLC 6.500% due 05/02/36	700	727
6.500% due 09/15/37	1,200	1,249
6.800% due 06/01/38	1,375	1,473
Hutchison Whampoa International 09, Ltd. Series REGS 7.625% due 04/09/19	2,800	3,358
ING Bank NV 2.500% due 01/14/16 (Þ)	7,000	6,813
4.000% due 03/15/16 (Å)	4,350	4,420
Intelsat Jackson Holdings SA 9.500% due 06/15/16	3,825	4,026
7.250% due 04/01/19 (Å)	3,750	3,813
Intelsat Subsidiary Holding Co. SA Series * 8.875% due 01/15/15 (Ñ)	1,850	1,905

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Israel Government AID Bond 5.500% due 09/18/33	6,000	6,669
Jasper CLO, Ltd. Series 2005-1A Class A 0.543% due 08/01/17 (Ê)(Þ)	10,757	10,141
JPMorgan Chase & Co. 1.447% due 09/26/13 (Ê)	300	440
Kansas City Southern de Mexico SA de CV 6.625% due 12/15/20 (Þ)	1,425	1,471
Kommunalbanken AS 2.000% due 01/14/13	3,500	3,573
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	485	512
Korea Finance Corp. 3.250% due 09/20/16	8,295	8,100
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Þ)	300	295
LeasePlan Corp. NV 3.000% due 05/07/12 (Þ)	7,500	7,689
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Ñ)(Þ)	1,144	1,167
12.000% due 12/29/49 (ƒ)(Þ)	8,700	10,268
Majapahit Holding BV Series REGS
7.750% due 10/17/16	900	1,024
MDC-GMTN B.V. 5.500% due 04/20/21 (Å)(Ñ)	7,905	7,973
Mexico Government International Bond 6.050% due 01/11/40	4,660	4,835
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	4,840	4,987
Monument Park CDO, Ltd. Series 2004-1A Class A1 0.824% due 01/20/16 (Ê)(Þ)	1,665	1,626
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	1,200	1,362
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	4,050	4,080
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	6,725	7,256
National Bank of Canada 1.650% due 01/30/14 (Þ)	1,100	1,110
Nationwide Building Society 6.250% due 02/25/20 (Þ)	2,600	2,744
Nexen, Inc. 6.400% due 05/15/37 (Ñ)	1,090	1,119
7.500% due 07/30/39	2,050	2,379
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	700	742
Nordea Bank AB 2.125% due 01/14/14 (Þ)	400	403
Nordea Eiendomskreditt AS 1.875% due 04/07/14 (Å)	8,800	8,873
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,525	2,254
North American Development Bank 4.375% due 02/11/20	5,900	6,082

	Principal Amount ($) or Shares	Market Value $
Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	400	414
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	1,700	1,791
Panama Government International Bond 7.250% due 03/15/15	300	351
PE Paper Escrow GmbH 12.000% due 08/01/14 (Ñ)(Þ)	3,000	3,465
Permanent Master Issuer PLC Series 2011-1A Class 1A1 1.669% due 07/15/42 (Å)(Ê)	7,155	7,165
Peruvian Government International Bond 5.625% due 11/18/50	450	396
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	4,000	4,055
5.875% due 03/01/18	700	747
8.375% due 12/10/18	400	484
5.375% due 01/27/21	8,785	8,909
Petro-Canada 6.050% due 05/15/18	1,350	1,532
Petroleos Mexicanos 8.000% due 05/03/19 (Ñ)	4,400	5,320
Petroleum Co. of Trinidad & Tobago, Ltd. 9.750% due 08/14/19 (Þ)	1,585	1,894
Poland Government International Bond 5.125% due 04/21/21	2,945	2,949
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	3,093
PPL WEM Holdings PLC 5.375% due 05/01/21 (Å)	4,150	4,272
Province of Ontario Canada 1.375% due 01/27/14	2,200	2,214
PTTEP Canada International Finance, Ltd. 5.692% due 04/05/21 (Å)	2,610	2,652
5.692% due 04/05/21 (Þ)	3,990	4,053
Qatar Government International Bond 5.250% due 01/20/20 (Þ)	7,860	8,292
6.400% due 01/20/40 (Þ)	1,100	1,180
Qtel International Finance, Ltd. 5.000% due 10/19/25 (Þ)	5,330	4,837
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	4,042	5,275
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	691	728
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	300	306
Reliance Industries, Ltd. 10.250% due 01/15/97 (Þ)	1,000	1,230
RESI Finance, LP Series 2003-D Class B3 1.531% due 12/10/35 (Ê)(Þ)	1,466	1,125
Series 2003-D Class B4 1.731% due 12/10/35 (Ê)(Þ)	1,705	1,301
Resix Finance, Ltd. Credit-Linked Notes Series 2003-D Class B7 5.981% due 12/10/35 (Ê)(Þ)	1,705	1,205

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	600	598
Royal Bank of Scotland Group PLC Series 1 9.118% due 03/31/49 (ƒ)(Ñ)	2,300	2,303
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	10,470	10,696
3.250% due 01/11/14	5,500	5,620
4.875% due 08/25/14 (Ñ)(Þ)	4,075	4,309
Russia Government International Bond Series REGS 7.500% due 03/31/30	1,471	1,714
Russian Foreign Bond - Eurobond Series REGS 3.625% due 04/29/15	200	203
5.000% due 04/29/20	100	101
Shell International Finance BV 3.100% due 06/28/15 (Ñ)	4,410	4,574
4.375% due 03/25/20	4,425	4,630
Sigma Alimentos SA de CV 5.625% due 04/14/18 (Å)(Ñ)	2,900	2,907
Silverstone Master Issuer PLC Series 2010-1A Class A1 1.674% due 01/21/55 (Ê)(Þ)	7,700	7,719
SMART Trust Series 2011-1USA Class A2A 1.180% due 04/14/13 (Þ)	3,235	3,236
Smurfit Kappa Treasury Funding, Ltd. 7.500% due 11/20/25	1,800	1,751
Societe Financement de l’Economie Francaise 0.476% due 07/16/12 (Ê)(Þ)	2,000	2,005
Societe Generale 1.326% due 04/11/14 (Å)(Ê)	300	300
Sparebank 1 Boligkreditt AS 1.250% due 10/25/13 (Þ)	12,700	12,647
Stadshypotek AB 1.450% due 09/30/13 (Þ)	4,100	4,108
Standard Chartered PLC 5.500% due 11/18/14 (Þ)	500	544
State of Qatar 5.150% due 04/09/14	610	660
Sumitomo Mitsui Banking Corp. 1.950% due 01/14/14 (Þ)	1,200	1,203
Suncor Energy, Inc. 6.100% due 06/01/18 (Ñ)	1,500	1,711
5.950% due 12/01/34	1,920	1,969
Swedbank AB 2.900% due 01/14/13 (Ñ)(Þ)	15,300	15,741
Swedbank Hypotek AB 0.759% due 03/28/14 (Å)(Ê)	3,500	3,520
2.950% due 03/28/16 (Å)	6,100	6,126
Teck Resources, Ltd. 10.750% due 05/15/19 (Ñ)	2,825	3,613
Telefonica Emisiones SAU 2.582% due 04/26/13	3,345	3,395
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	5,880	6,361

	Principal Amount ($) or Shares	Market Value $
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	5,890	5,743
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	1,200	1,230
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	2,270	2,543
Total Capital SA 3.000% due 06/24/15 (Ñ)	6,093	6,288
TransCanada PipeLines, Ltd. 6.350% due 05/15/67 (Ñ)	3,175	3,234
Transnet, Ltd. 4.500% due 02/10/16 (Þ)	4,250	4,351
Transocean, Inc. 4.950% due 11/15/15	2,910	3,114
6.000% due 03/15/18	9,015	9,902
6.500% due 11/15/20	2,775	3,115
6.800% due 03/15/38 (Ñ)	2,095	2,264
Tyco Electronics Group SA 6.000% due 10/01/12	4,160	4,430
6.550% due 10/01/17 (Ñ)	3,140	3,671
UBS AG 5.850% due 12/31/17 (Þ)	4,690	2,305
Series BKNT 5.875% due 12/20/17	2,000	2,233
5.750% due 04/25/18	300	330
Series FRN 1.273% due 01/28/14 (Ê)(Ñ)	1,000	1,010
United Business Media, Ltd. 5.750% due 11/03/20 (Þ)	8,935	8,788
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% due 12/01/17 (Þ)	1,225	1,295
UPCB Finance III, Ltd. 6.625% due 07/01/20 (Ñ)(Þ)	2,725	2,681
Vale Overseas, Ltd. 6.250% due 01/23/17	200	226
6.875% due 11/21/36	200	215
6.875% due 11/10/39	3,220	3,483
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 6.493% due 02/02/16 (Þ)	1,860	1,934
7.748% due 02/02/21 (Þ)	1,790	1,889
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	860	986
Virgin Media Finance PLC 9.125% due 08/15/16	2,000	2,123
Series 1 9.500% due 08/15/16	1,950	2,235
Vnesheconombank Via VEB Finance, Ltd. 6.800% due 11/22/25 (Þ)	4,600	4,669
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	6,299	6,951
Weatherford International, Ltd./Bermuda 9.625% due 03/01/19	1,765	2,289

Russell Strategic Bond Fund	141

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Westchester CLO, Ltd. Zero coupon due 08/01/22	14,022	12,829
Westpac Banking Corp. 1.900% due 12/14/12 (Ñ)(Þ)	11,400	11,620
3.585% due 08/14/14 (Þ)	9,600	10,189
Westpac Securities NZ, Ltd. 2.500% due 05/25/12 (Þ)	5,800	5,914
White Mountains Re Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	5,830	5,727
White Nights Gazprom 10.500% due 03/08/14	300	361
10.500% due 03/25/14	1,100	1,323
Willis Group Holdings PLC 4.125% due 03/15/16	2,610	2,648
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	3,000	3,173
Woori Bank 4.750% due 01/20/16 (Þ)	900	940
WPP Finance UK 8.000% due 09/15/14	3,880	4,565

		976,322

Loan Agreements - 0.3%
Adam Aircraft Industries, Term Loan 15.130% due 05/01/12 (Å)(Ó)	760	8
CIT Group, Inc. Term Loan 3 6.250% due 08/11/15	4,150	4,213
HCA, Inc. Series Term Loan A 1.557% due 11/17/12 (Ê)	5,448	5,438
Newsday Corp. Term Loan Series BL 10.500% due 07/09/13	2,775	2,947
Supermedia, Inc. Term Loan Series BL 11.000% due 12/31/15	2,106	1,410
Texas Competitive Electronic Holdings Company, LLC Term Loan B2 4.736% due 10/10/14	5,268	4,537

		18,553

Mortgage-Backed Securities - 41.5%
Adjustable Rate Mortgage Trust Series 2006-2 Class 1A1 5.501% due 05/25/36 (Ê)	2,569	2,333
Series 2007-1 Class 1A1 2.997% due 03/25/37	5,578	3,045
Alliance Bancorp Trust Series 2007-OA1 Class A 1 0.453% due 07/25/37 (Ê)	3,513	1,914
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150% due 03/25/58 (Þ)	1,995	2,060
American Home Mortgage Assets Series 2007-4 Class A2 0.403% due 08/25/37 (Ê)	10,992	8,054

	Principal Amount ($) or Shares	Market Value $
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.213% due 02/25/45 (Ê)	676	611
Series 2005-2 Class 5A3 5.077% due 09/25/35	1,248	1,259
Banc of America Alternative Loan Trust Series 2004-10 Class 1CB1 6.000% due 11/25/34	353	357
Series 2004-11 Class 1CB1 6.000% due 12/25/34	416	407
Series 2005-3 Class 2A1 5.500% due 04/25/20	399	385
Series 2005-5 Class 2CB1 6.000% due 06/25/35	671	518
Series 2005-9 Class 5A1 5.500% due 10/25/20	814	786
Series 2006-6 Class CB6 6.000% due 06/25/46	1,339	408
Banc of America Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	7,384	7,530
Series 2002-PB2 Class C 6.349% due 06/11/35	100	102
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	1,582	1,695
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	1,285	1,375
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	444	482
Series 2005-1 Class A4 5.233% due 11/10/42	2,495	2,584
Series 2005-2 Class A4 4.783% due 07/10/43	3,651	3,750
Series 2005-2 Class A5 4.857% due 07/10/43	7,570	8,158
Series 2005-6 Class A4 5.368% due 09/10/47	1,500	1,643
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	4,603
Series 2006-2 Class A4 5.929% due 05/10/45	14,266	15,884
Series 2006-3 Class A4 5.889% due 07/10/44	670	740
Series 2006-4 Class A4 5.634% due 07/10/46	4,855	5,351
Series 2007-1 Class A4 5.451% due 01/15/49	135	146
Series 2007-2 Class A4 5.826% due 04/10/49	4,700	5,094
Series 2008-1 Class A4 6.394% due 02/10/51	6,605	7,398
Series 2008-1 Class B 6.437% due 02/10/51 (Þ)	1,562	1,136
Series 2008-1 Class C 6.437% due 02/10/51 (Þ)	1,507	1,043

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Funding Corp. Series 2005-D Class A1 2.813% due 05/25/35 (Ê)	918	887
Series 2005-F Class 1A2 0.563% due 09/20/35 (Ê)	291	102
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	4,417
Series 2006-A Class 4A1 5.471% due 02/20/36 (Ê)	3,451	2,912
Series 2006-F Class 1A2 3.192% due 07/20/36 (Ê)	228	90
Series 2006-H Class 4A4 6.038% due 09/20/46	946	157
Series 2006-I Class 5A1 6.041% due 10/20/46 (Ê)	9,986	8,887
Series 2006-J Class 4A1 5.802% due 01/20/47	920	642
Series 2007-2 Class TA1B 5.806% due 03/25/37	334	333
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	35	37
Series 2004-11 Class 2A1 5.750% due 01/25/35	1,836	1,907
Series 2004-D Class 1A1 2.748% due 05/25/34 (Ê)	87	77
Series 2004-F Class 1A1 2.768% due 07/25/34 (Ê)	832	760
Series 2004-I Class 2A2 3.231% due 10/25/34 (Ê)	166	155
Series 2004-L Class 2A1 2.876% due 01/25/35 (Ê)	2,853	2,435
Series 2005-H Class 2A5 3.184% due 09/25/35 (Ê)	3,300	2,594
Series 2005-I Class 2A2 3.227% due 10/25/35 (Ê)	2,241	439
Series 2005-I Class 4A1 5.165% due 10/25/35 (Ê)	1,908	1,808
Series 2006-2 Class A12 6.000% due 07/25/46	217	214
Series 2006-B Class 1A1 3.202% due 10/20/46 (Ê)	1,011	560
Series 2007-1 Class 1A16 5.625% due 03/25/37	1,922	1,883
Series 2007-1 Class 1A7 5.750% due 03/25/37	77	77
Bcap 2011/RR4 11.040% due 04/26/37	5,600	1,744
Bcap LLC 2011 RR4 11 0.010% due 04/26/37	5,600	1,744
Bcap LLC 2011 RR4 II Zero coupon due 04/26/37	11,200	3,488
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 2.770% due 02/25/33	9	8
Series 2003-1 Class 6A1 2.726% due 04/25/33	41	40

	Principal Amount ($) or Shares	Market Value $
Series 2003-8 Class 4A1 3.071% due 01/25/34	257	248
Series 2004-3 Class 1A1 2.953% due 07/25/34 (Ê)	805	624
Series 2004-8 Class 2A1 3.047% due 11/25/34	2,579	2,142
Series 2004-9 Class 22A1 3.584% due 11/25/34 (Ê)	451	444
Series 2004-10 Class 22A1 5.042% due 01/25/35	529	485
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	9,557	9,143
Series 2005-2 Class A2 2.731% due 03/25/35 (Ê)	1,360	1,298
Series 2005-5 Class A2 2.400% due 08/25/35 (Ê)	2,408	2,276
Series 2005-10 Class A3 2.851% due 10/25/35 (Ê)	8,583	7,460
Series 2005-12 Class 13A1 5.375% due 02/25/36	527	474
Series 2007-1 Class 3A2 5.462% due 02/25/47	2,200	321
Series 2007-3 Class 1A1 5.257% due 05/25/47	3,465	2,613
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.629% due 05/25/35	1,477	1,219
Series 2005-5 Class 21A1 2.566% due 07/25/35	3,349	2,619
Series 2005-7 Class 22A1 2.935% due 09/25/35	1,010	774
Series 2006-3 Class 33A1 5.686% due 05/25/36 (Ê)	1,602	909
Bear Stearns Asset Backed Securities Trust Series 2005-AC9 Class A3 0.563% due 12/25/35 (Ê)	7,535	5,146
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class A2 6.480% due 02/15/35	31	31
Series 2001-TOP4 Class A3 5.610% due 11/15/33	286	287
Series 2004-PWR5 Class A3 4.565% due 07/11/42	1,500	1,509
Series 2005-PWR7 Class AAB 4.980% due 02/11/41	411	429
Series 2005-PWR9 Class A4B 4.943% due 09/11/42	440	457
Series 2005-T20 Class A4A
5.296% due 10/12/42	9,036	9,859
Series 2006-PW11 Class A1
5.266% due 03/11/39	1,933	1,932
Series 2006-PW13 Class A4
5.540% due 09/11/41	10,863	11,956
Series 2006-PW14 Class A4
5.201% due 12/11/38	2,800	3,037
Series 2007-PW15 Class A4
5.331% due 02/11/44	100	107

Russell Strategic Bond Fund	143

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-PW16 Class A4 5.906% due 06/11/40	5,198	5,747
Series 2007-PW17 Class A4 5.694% due 06/11/50	4,500	4,954
Series 2007-PW18 Class A1 5.038% due 06/13/50	397	402
Series 2007-T26 Class A4 5.471% due 01/12/45	400	441
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.674% due 01/26/36	2,127	1,390
Series 2007-R6 Class 2A1 5.089% due 12/26/46	1,908	1,328
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A2 3.759% due 04/15/44 (Þ)	3,680	3,735
Chase Mortgage Finance Corp. Series 2007-A1 Class 11M1 3.157% due 03/25/37 (Ê)	836	679
Series 2007-A1 Class 2A1 2.887% due 02/25/37	848	849
Series 2007-A1 Class 3A1 2.897% due 02/25/37	513	463
Series 2007-A1 Class 4A1 2.842% due 02/25/37	245	239
Series 2007-A1 Class 5A1 2.903% due 02/25/37	962	881
Series 2007-A1 Class 7A1 2.919% due 02/25/37	327	322
Series 2007-A1 Class 8A1 3.117% due 02/25/37	2,746	2,788
Series 2007-S2 Class 1A8 6.000% due 03/25/37	1,011	931
Citicorp Mortgage Securities, Inc. Series 2005-1 Class 1A1 5.000% due 02/25/35	354	356
Series 2005-7 Class 1A1 5.500% due 10/25/35	1,756	1,762
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,840	2,651
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	3,966	4,342
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	227	229
Series 2005-11 Class A2A 2.670% due 12/25/35 (Ê)	239	227
Series 2006-AR6 Class 1A1 5.928% due 08/25/36	1,728	1,594
Series 2006-AR7 Class 1A4A 5.272% due 11/25/36	6,921	5,168
Series 2007-6 Class 1A4A 5.685% due 03/25/37	2,263	1,285
Series 2007-10 Class 2A3A 5.981% due 09/25/37	1,371	897
Series 2007-10 Class 2A4A 6.061% due 09/25/37 (Ê)	252	181

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR4 Class 1A1A 5.819% due 03/25/37	1,809	1,621
Series 2007-AR8 Class 2A1A 5.738% due 07/25/37	3,194	2,346
Series 2008-RR1 Class A1A1 0.283% due 01/25/37 (Ê)(Þ)	199	107
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.396% due 07/15/44	5,180	5,659
Series 2006-CD3 Class A5 5.617% due 10/15/48	763	840
Citimortgage Alternative Loan Trust Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,460	2,614
Commercial Mortgage Asset Trust Series 1999-C1 Class C 7.350% due 01/17/32	385	426
Series 1999-C1 Class D 7.350% due 01/17/32	1,675	1,818
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	3,645	3,786
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,514
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	7,870
Countrywide Alternative Loan Trust Series 2003-20CB Class 1A2 5.500% due 10/25/33	416	428
Series 2004-28CB Class 6A1 6.000% due 01/25/35	536	540
Series 2004-J8 Class 1A1 7.000% due 09/25/34	536	545
Series 2005-16 Class A1 1.951% due 06/25/35 (Ê)	2,694	1,739
Series 2005-38 Class A1 1.806% due 09/25/35 (Ê)	1,095	710
Series 2005-44 Class 1A2A 0.503% due 10/25/35 (Ê)	16	16
Series 2005-51 Class 1A2A 0.503% due 11/20/35 (Ê)	1,685	1,599
Series 2005-51 Class 2A2A 0.503% due 11/20/35 (Ê)	7	7
Series 2005-51 Class 4A1 0.533% due 11/20/35 (Ê)	518	311
Series 2005-58 Class A2 0.603% due 12/20/35 (Ê)	1,445	406
Series 2005-59 Class 1A1 0.584% due 11/20/35 (Ê)	2,385	1,467
Series 2005-59 Class 1A2B 0.473% due 11/20/35 (Ê)	1,070	1,039
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,212	1,101
Series 2005-32T1 Class A7 0.463% due 08/25/35 (Ê)	395	386

144	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-48T1 Class A6 5.500% due 11/25/35	9,685	6,960
Series 2005-85CB Class 2A2 5.500% due 02/25/36	34	29
Series 2006-6CB Class 1A10 5.500% due 05/25/36	272	228
Series 2006-23CB Class 1A6 6.000% due 08/25/36	2,296	1,704
Series 2006-36T2 Class 1A9 1.113% due 12/25/36 (Ê)	2,641	1,427
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	2,742	1,937
Series 2006-OA2 Class A2A 0.363% due 05/20/46 (Ê)	509	498
Series 2006-OA2 Class A5 0.443% due 05/20/46 (Ê)	109	52
Series 2006-OA6 Class 1A3 0.483% due 07/25/46 (Ê)	1,083	365
Series 2006-OA16 Class A2 0.403% due 10/25/46 (Ê)	18,698	11,928
Series 2006-OA21 Class A1 0.403% due 03/20/47 (Ê)	1,982	1,145
Series 2006-OC6 Class 2A1 0.283% due 07/25/36 (Ê)	116	114
Series 2007-11T1 Class A21 6.000% due 05/25/37	956	663
Series 2007-15CB Class A5 5.750% due 07/25/37	682	532
Series 2007-15CB Class A7 6.000% due 07/25/37	2,421	1,971
Series 2007-J2 Class 2A1 6.000% due 07/25/37	20,425	16,673
Series 2007-OA4 Class A1 0.383% due 05/25/47 (Ê)	3,594	2,380
Series 2007-OA6 Class A1B 0.413% due 06/25/37 (Ê)	1,597	969
Series 2007-OA11 Class A1A 1.686% due 11/25/47 (Ê)	7,051	4,064
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-20 Class 1A9 5.500% due 07/25/33	160	161
Series 2003-42 Class M 3.208% due 10/25/33 (Ê)	607	158
Series 2003-52 Class A1 2.829% due 02/19/34	1,479	1,362
Series 2004-22 Class A3 3.106% due 11/25/34	1,777	1,516
Series 2004-HYB6 Class A2 3.072% due 11/20/34	1,332	1,095
Series 2004-HYB9 Class 1A1 2.805% due 02/20/35	3,017	2,543
Series 2004-J9 Class 2A1 5.250% due 01/25/35	630	630
Series 2005-11 Class 5A1 0.513% due 03/25/35 (Ê)	41	27
Series 2005-27 Class 2A1 5.500% due 12/25/35	5,546	5,036

	Principal Amount ($) or Shares	Market Value $
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	329	270
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	222	237
Series 2006-1 Class A2 6.000% due 03/25/36	1,205	1,022
Series 2006-1 Class A3 6.000% due 03/25/36	311	75
Series 2006-13 Class 1A23 6.250% due 09/25/36	180	118
Series 2006-HYB3 Class 3A1A 5.797% due 05/20/36	2,078	1,469
Series 2006-R2 Class AF1 0.633% due 07/25/36 (Ê)(Þ)	1,994	1,784
Series 2007-1 Class A1 6.000% due 03/25/37	11,635	10,016
Series 2007-4 Class 1A10 6.000% due 05/25/37	10,900	8,692
Series 2007-9 Class A 11 5.750% due 07/25/37	1,900	1,670
Series 2007-10 Class A5 6.000% due 07/25/37	4,775	3,982
Series 2007-14 Class A19 6.000% due 09/25/37	5,278	5,041
Series 2007-14 Class A6 6.000% due 09/25/37	863	830
Series 2008-2R Class A1 6.000% due 12/25/36	1,014	981
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class A3 6.387% due 08/15/36	3,326	3,363
Series 2001-CKN5 Class A4 5.435% due 09/15/34	3,038	3,049
Series 2001-SPGA Class A2 6.515% due 08/13/18 (Þ)	995	1,008
Series 2002-30 Class DB1 7.386% due 11/25/32	611	606
Series 2002-CKN2 Class C1 6.376% due 04/15/37	945	976
Series 2002-CKP1 Class A3 6.439% due 12/15/35	1,300	1,327
Series 2002-CKS4 Class B 5.333% due 11/15/36	2,525	2,605
Series 2002-CP3 Class A3 5.603% due 07/15/35	7,770	8,054
Series 2003-29 Class 5A1 7.000% due 12/25/33	89	95
Series 2003-CPN1 Class A2 4.597% due 03/15/35	133	138
Series 2004-1 Class 3A1 7.000% due 02/25/34	37	38
Series 2005-9 Class 2A1 5.500% due 10/25/35	4,925	4,705
Series 2005-C2 Class A3 4.691% due 04/15/37	1,389	1,422

Russell Strategic Bond Fund	145

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	6,592	5,141
Series 2006-C3 Class AJ 6.018% due 06/15/38	1,372	1,339
Series 2006-C3 Class B 6.018% due 06/15/38	2,153	1,732
Series 2006-C5 Class AJ 5.373% due 12/15/39	3,170	2,845
Series 2006-TFLA Class A2 0.379% due 04/15/21 (Ê)(Þ)	6,496	6,383
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	5,658
CW Capital Cobalt, Ltd. Series 2007-C3 Class AM 6.010% due 05/15/46	100	102
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	441	428
Series 2007-OA1 Class A1 0.363% due 02/25/47 (Ê)	6,572	3,701
Series 2007-OA2 Class A1 1.076% due 04/25/47 (Ê)	14,991	9,261
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1 Class 2A1A 1.252% due 04/19/47 (Ê)	1,588	1,070
European Loan Conduit 1.243% due 05/15/19	257	351
Extended Stay America Trust Series 2010-ESHA Class A 2.951% due 11/05/27 (Þ)	2,669	2,660
Fannie Mae 5.500% due 2014	43	46
5.500% due 2015	520	547
6.500% due 2015	4	4
5.000% due 2016	114	120
6.000% due 2016	93	101
8.000% due 2016	5	5
11.000% due 2016	36	41
5.000% due 2017	453	481
5.500% due 2017	194	211
6.000% due 2017	196	214
6.500% due 2017	146	161
7.000% due 2017	9	10
8.000% due 2017	23	26
2.800% due 2018	4,992	4,897
3.840% due 2018	3,480	3,530
4.000% due 2018	12,390	13,070
4.500% due 2018	984	1,049
5.000% due 2018	153	165
5.500% due 2018	102	112
6.500% due 2018	101	112
7.000% due 2018	61	70
10.000% due 2018	12	14
4.506% due 2019	9,000	9,514

	Principal Amount ($) or Shares	Market Value $
5.000% due 2019	747	804
6.000% due 2019	2,347	2,564
6.500% due 2019	53	58
3.375% due 2020	3,396	3,302
3.416% due 2020 (Ê)	2,397	2,340
3.540% due 2020	5,300	5,138
3.631% due 2020 (Ê)	1,798	1,777
3.763% due 2020 (Ê)	18,149	18,122
4.000% due 2020	37	38
4.250% due 2020	7,605	7,900
6.000% due 2020	3,101	3,388
6.500% due 2020	24	27
8.000% due 2020	4	4
5.500% due 2021	531	578
5.500% due 2022	3,383	3,672
6.500% due 2022	33	36
5.500% due 2023	4,744	5,167
5.000% due 2024	579	621
5.500% due 2024	3,199	3,471
7.500% due 2024	2	3
8.000% due 2024	45	52
10.000% due 2024	8	9
2.546% due 2025 (Ê)	14	14
5.500% due 2025	18,777	20,397
7.000% due 2025	1	1
2.514% due 2026 (Ê)	231	243
3.500% due 2026	43,821	44,416
6.000% due 2026	813	890
7.000% due 2026	80	92
9.000% due 2026	16	18
6.000% due 2027	2,566	2,808
7.000% due 2027	4	4
7.500% due 2027	15	18
6.500% due 2028	153	173
7.000% due 2028	195	224
5.500% due 2029	1	1
6.500% due 2029	344	389
7.000% due 2029	1,143	1,317
7.500% due 2029	62	73
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	148	168
7.000% due 2030	440	503
7.500% due 2030	284	331
8.000% due 2030	239	274
8.500% due 2030	162	190
9.500% due 2030	68	83
6.500% due 2031	288	326
7.000% due 2031	1,021	1,176
7.500% due 2031	358	417
8.000% due 2031	421	492
8.500% due 2031	237	279
6.500% due 2032	843	953
7.000% due 2032	2,460	2,833
7.500% due 2032	258	301
8.000% due 2032	14	17
8.500% due 2032	29	34

146	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.324% due 2033 (Ê)	4	4
2.385% due 2033 (Ê)	978	1,024
2.412% due 2033 (Ê)	237	248
2.465% due 2033 (Ê)	420	440
2.556% due 2033 (Ê)	49	51
2.750% due 2033 (Ê)	10	11
5.000% due 2033	181	193
5.500% due 2033	40	43
6.500% due 2033	602	681
7.000% due 2033	872	1,002
2.560% due 2034 (Ê)	187	195
2.572% due 2034 (Ê)	1,201	1,260
2.733% due 2034 (Ê)	482	509
2.759% due 2034 (Ê)	1,248	1,305
5.000% due 2034	995	1,058
5.500% due 2034	7,833	8,481
6.000% due 2034	63	69
6.500% due 2034	744	840
7.000% due 2034	299	343
2.279% due 2035 (Ê)	376	387
2.306% due 2035 (Ê)	1,023	1,062
2.534% due 2035 (Ê)	814	855
2.574% due 2035 (Ê)	1,612	1,684
2.618% due 2035 (Ê)	681	708
2.684% due 2035 (Ê)	2,202	2,296
2.750% due 2035 (Ê)	1,256	1,322
2.824% due 2035 (Ê)	1,089	1,145
5.000% due 2035 (Ê)	308	327
5.163% due 2035 (Ê)	165	175
5.500% due 2035	3,349	3,623
6.000% due 2035	2,967	3,281
6.500% due 2035	55	63
7.000% due 2035	278	318
7.500% due 2035	822	958
4.046% due 2036 (Ê)	230	243
5.500% due 2036	6,594	7,093
6.000% due 2036	5,092	5,586
6.279% due 2036 (Ê)	30	32
6.500% due 2036	207	233
7.000% due 2036	381	436
5.500% due 2037	13,179	14,147
6.000% due 2037	1,939	2,127
5.000% due 2038	1,844	1,990
6.000% due 2038	1,330	1,459
4.500% due 2039	7,822	8,092
5.500% due 2039	1,093	1,178
6.000% due 2039	2,143	2,376
1.712% due 2040 (Ê)	214	217
4.000% due 2040	23,070	22,996
1.000% due 2041	3,000	3,061
4.000% due 2041	14,965	14,916
1.512% due 2043 (Ê)	141	141
15 Year TBA (Ï) 3.500%	19,875	20,114
4.000%	11,450	11,865
4.500%	11,625	12,268
5.500%	5,000	5,422

	Principal Amount ($) or Shares	Market Value $
30 Year TBA (Ï) 4.000%	77,350	76,975
4.500%	208,335	214,357
5.000%	157,065	165,777
5.500%	80,355	86,499
6.000%	143,885	157,329
6.500%	20,700	23,204
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	40	10
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	41	10
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	65	18
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	23	5
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	1,538	165
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	1,749	350
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	4,722	454
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	5,219	498
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	7,793	1,494
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	1,294	247
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	60	68
Series 2000-T6 Class A1 7.500% due 06/25/30	49	55
Series 2001-T8 Class A2 9.500% due 07/25/41	178	204
Series 2002-T19 Class A1 6.500% due 07/25/42	472	531
Series 2004-T1 Class 1A2 6.500% due 01/25/44	40	44
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	188	212
Series 1997-68 Class SC Interest Only STRIP 8.250% due 05/18/27 (Ê)	57	11
Series 1999-56 Class Z 7.000% due 12/18/29	776	881

Russell Strategic Bond Fund	147

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-4 Class SA Interest Only STRIP 7.334% due 02/17/31 (Ê)	82	11
Series 2002-57 Class PG 5.500% due 09/25/17	4,726	5,120
Series 2003-21 Class M 5.000% due 02/25/17	76	77
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	214	46
Series 2003-32 Class FH 0.613% due 11/25/22 (Ê)	1,029	1,032
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	291	58
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,184	238
Series 2003-35 Class FY 0.613% due 05/25/18 (Ê)	2,659	2,672
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	276	58
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	270	54
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	271	53
Series 2003-82 Class IA 6.000% due 08/25/32	113	3
Series 2004-70 Class EB 5.000% due 10/25/24	3,450	3,722
Series 2005-110 Class MB 5.500% due 09/25/35	1,409	1,541
Series 2005-117 Class LC 5.500% due 11/25/35	11,560	12,641
Series 2006-5 Class 3A2 2.538% due 05/25/35 (Ê)	242	248
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	1,981
Series 2006-48 Class LG Zero coupon due 06/25/36	45	45
Series 2006-118 Class A1 0.273% due 12/25/36 (Ê)	185	182
Series 2006-118 Class A2 0.273% due 12/25/36 (Ê)	608	597
Series 2007-73 Class A1 0.273% due 07/25/37 (Ê)	1,686	1,653
Series 2009-39 Class LB 4.500% due 06/25/29	1,964	2,040
Series 2009-69 Class MB 4.000% due 09/25/29	5,525	5,354
Series 2009-70 Class PS Interest Only STRIP 6.537% due 01/25/37 (Ê)	41,417	7,394
Series 2009-71 Class MB 4.500% due 09/25/24	2,970	3,127

	Principal Amount ($) or Shares	Market Value $
Series 2009-89 Class A1 5.410% due 05/25/35	3,361	3,788
Series 2009-96 Class DB 4.000% due 11/25/29	8,343	8,120
Series 2010-85 Class NJ 4.500% due 08/25/40	7,887	8,266
Series 2010-95 Class S Interest Only STRIP 6.387% due 09/25/40 (Ê)	33,155	5,383
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	30,550	5,217
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.263% due 12/25/42	96	110
Series 2003-W4 Class 4A 7.363% due 10/25/42	45	51
Series 2003-W17 Class 1A6 5.310% due 08/25/33	5,211	5,469
Series 2004-W9 Class 2A1 6.500% due 02/25/44	283	320
Series 2004-W11 Class 1A2 6.500% due 05/25/44	558	635
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	355	391
Series 2010-M7 Class A2 3.655% due 11/25/20	235	230
FDIC Structured Sale Guaranteed Notes Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	8,150	8,200
Series 2010-S1 Class 1A 0.761% due 02/25/48 (Ê)(Þ)	7,356	7,373
Series 2010-S2 Class 2A 2.570% due 07/29/47 (Þ)	3,937	3,877
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	76	91
Series 2003-58 Class 2A 6.500% due 09/25/43	263	296
Series 2005-63 Class 1A1 1.512% due 02/25/45 (Ê)	110	108
First Horizon Alternative Mortgage Securities Series 2005-AA2 Class 1A1 2.375% due 03/25/35 (Ê)	173	147
Series 2005-AA5 Class 1A1 2.375% due 07/25/35 (Ê)	224	170
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	39	41
Series 2004-AR5 Class 4A1 5.633% due 10/25/34 (Ê)	249	251
Series 2005-AR3 Class 2A1 2.921% due 08/25/35 (Ê)	590	462
Series 2005-AR4 Class 2A1 2.880% due 10/25/35 (Ê)	2,384	2,061

148	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR4 Class 1A3 5.389% due 01/25/37 (Ê)	100	18
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	1,068	1,132
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class C 6.730% due 11/18/35	81	81
Series 1998-C2 Class D 6.778% due 11/18/35	246	254
Freddie Mac 12.000% due 2013	2	2
12.000% due 2014	5	5
11.000% due 2015	4	4
6.000% due 2016	46	50
10.000% due 2016	35	40
5.500% due 2017	79	86
8.500% due 2017	19	21
10.500% due 2017	4	5
4.500% due 2018	50	53
5.000% due 2018	1,721	1,854
5.500% due 2018	28	31
5.000% due 2019	2,952	3,181
5.500% due 2019	83	90
5.500% due 2020	566	616
8.000% due 2020	70	83
10.000% due 2020	17	19
11.000% due 2020	22	26
5.000% due 2021	625	673
10.500% due 2021	11	13
3.500% due 2025	15,017	15,232
6.500% due 2025	3	4
8.500% due 2025	19	23
2.781% due 2027 (Ê)	15	15
7.000% due 2027	111	128
8.500% due 2027	131	157
2.476% due 2028 (Ê)	14	14
2.666% due 2028 (Ê)	12	13
7.500% due 2028	26	30
6.500% due 2029	65	74
7.500% due 2029	48	56
2.807% due 2030 (Ê)	23	24
6.500% due 2030	1	2
7.000% due 2030	22	25
7.500% due 2030	228	265
8.000% due 2030	37	44
8.500% due 2030	46	55
6.500% due 2031	443	500
7.000% due 2031	252	291
7.500% due 2031	72	84
8.000% due 2031	168	198
7.000% due 2032	118	136
7.500% due 2032	84	98
2.569% due 2033 (Ê)	351	367
2.924% due 2033 (Ê)	53	55

	Principal Amount ($) or Shares	Market Value $
6.000% due 2033	48	53
6.500% due 2033	172	195
7.500% due 2033	56	65
2.782% due 2034 (Ê)	589	619
3.044% due 2034 (Ê)	1,264	1,331
5.500% due 2034	727	787
6.000% due 2034	69	76
2.740% due 2035 (Ê)	1,166	1,225
2.886% due 2035 (Ê)	1,948	2,045
5.000% due 2035	225	239
5.039% due 2035 (Ê)	214	226
5.500% due 2035	1,198	1,295
6.000% due 2035	372	410
5.500% due 2036	376	406
6.000% due 2036	9,816	10,771
6.000% due 2037	183	202
5.500% due 2038	53,497	58,123
6.000% due 2038	10,720	11,778
6.500% due 2038	740	834
4.500% due 2039	24,026	24,829
5.500% due 2039	751	808
6.000% due 2039	89	99
4.000% due 2040	23,531	23,456
4.500% due 2040	45,248	46,761
5.500% due 2040	13,999	15,066
6.000% due 2040	6,711	7,340
4.000% due 2041	10,048	10,009
15 Year TBA (Ï) 3.500%	64,495	65,322
30 Year TBA (Ï) 4.500%	9,000	9,246
5.000%	35,930	37,811
5.500%	8,770	9,422
Freddie Mac REMICS Series 1991-1037 Class Z 9.000% due 02/15/21	38	38
Series 1994-1730 Class Z 7.000% due 05/15/24	243	274
Series 1999-2129 Class SG 6.750% due 06/17/27 (Ê)	979	169
Series 2000-2247 Class SC Interest Only STRIP 7.281% due 08/15/30 (Ê)	32	5
Series 2000-2266 Class F 0.669% due 11/15/30 (Ê)	45	45
Series 2002-2463 Class SJ 7.781% due 03/15/32 (Ê)	116	23
Series 2003-2591 Class IQ Interest Only STRIP 5.000% due 06/15/17	161	2
Series 2003-2610 Class UI Interest Only STRIP 6.500% due 05/15/33	39	8
Series 2003-2621 Class QH 5.000% due 05/15/33	1,615	1,702
Series 2003-2624 Class QH 5.000% due 06/15/33	1,655	1,753

Russell Strategic Bond Fund	149

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-2649 Class IM Interest Only STRIP 7.000% due 07/15/33	264	57
Series 2003-2662 Class MA 4.500% due 10/15/31	321	334
Series 2003-2697 Class LG 4.500% due 10/15/23	1,445	1,549
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,254
Series 2004-2752 Class FM 0.569% due 12/15/30 (Ê)	60	60
Series 2004-2778 Class UF 0.519% due 06/15/33 (Ê)	755	755
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	644	16
Series 2005-3038 Class XA Zero coupon due 09/15/35 (Å)(Ê)	44	44
Series 2006-3123 Class HT 5.000% due 03/15/26	3,916	4,174
Series 2006-3149 Class LF 0.519% due 05/15/36 (Ê)	383	382
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,920	2,036
Series 2007-3335 Class BF 0.369% due 07/15/19 (Ê)	1,497	1,491
Series 2007-3335 Class FT 0.369% due 08/15/19 (Ê)	3,570	3,557
Series 2007-3345 Class FP 0.419% due 11/15/36 (Ê)	6,658	6,621
Series 2007-3345 Class PF 0.399% due 05/15/36 (Ê)	6,447	6,408
Series 2009-3558 Class G 4.000% due 08/15/24	150	146
Series 2010-3620 Class EL 4.000% due 01/15/30	2,930	2,798
Series 2010-3640 Class JA 1.500% due 03/15/15	10,921	11,006
Series 2010-3653 Class B 4.500% due 04/15/30	5,760	5,829
Series 2010-3704 Class DC 4.000% due 11/15/36	2,696	2,771
Series 2011-3820 Class DA 4.000% due 11/15/35	15,497	16,048
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	37	9
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	139	32
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	159	36
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	105	26

	Principal Amount ($) or Shares	Market Value $
Series 2008-256 Class 56 4.500% due 05/15/23 (Å)	14,972	1,553
FREMF Mortgage Trust Series 2010-K7 Class B 5.618% due 04/25/20 (Þ)	7,725	7,801
Series 2010-K9 Class B 5.164% due 09/25/45 (Þ)	3,320	3,320
Series 2011-K10 Class B 4.757% due 11/25/49 (Þ)	4,075	3,887
Series 2011-K12 Class B 4.346% due 01/25/46 (Þ)	6,620	5,894
GE Capital Commercial Mortgage Corp. Series 2001-1 Class B 6.719% due 05/15/33	296	296
Series 2001-1 Class C 6.971% due 05/15/33	735	735
Series 2001-1 Class D 7.108% due 05/15/33	2,635	2,633
Series 2001-2 Class A4 6.290% due 08/11/33	3,365	3,372
Series 2002-1A Class A3 6.269% due 12/10/35	1,368	1,408
Series 2002-3A Class A1 4.229% due 12/10/37	321	321
Series 2003-C2 Class F 5.705% due 07/10/37 (Þ)	600	620
Series 2005-C1 Class A2 4.353% due 06/10/48	8	8
Series 2005-C3 Class A4 5.046% due 07/10/45	504	503
Series 2005-C4 Class A4 5.493% due 11/10/45	2,320	2,533
Ginnie Mae I 11.000% due 2013	3	3
10.500% due 2015	27	30
11.000% due 2015	—	1
7.000% due 2016	3	4
10.500% due 2016	33	34
8.000% due 2017	—	—
11.000% due 2020	16	18
10.500% due 2021	25	28
8.000% due 2022	11	13
10.000% due 2022	48	54
7.500% due 2024	13	15
3.950% due 2025	1,767	1,781
8.000% due 2025	9	10
10.000% due 2025	41	48
8.000% due 2030	186	219
7.500% due 2031	46	54
8.000% due 2031	2	2
7.500% due 2032	12	13
4.500% due 2039	45,148	47,404
5.000% due 2039	870	935
3.500% due 2040	9,256	8,956
3.500% due 2041	32,534	31,481
30 Year TBA (Ï) 4.000%	17,705	17,935

150	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.500%	17,000	17,776
5.000%	17,000	18,208
Ginnie Mae II 2.125% due 2023 (Ê)	210	217
2.625% due 2023 (Ê)	23	24
3.375% due 2023 (Ê)	142	148
2.125% due 2024 (Ê)	171	177
2.625% due 2024 (Ê)	148	153
2.125% due 2025 (Ê)	8	9
2.625% due 2025 (Ê)	8	9
3.375% due 2025 (Ê)	253	263
2.125% due 2026 (Ê)	74	76
8.500% due 2026	24	29
2.125% due 2027 (Ê)	5	5
2.625% due 2027 (Ê)	140	144
3.375% due 2027 (Ê)	102	106
3.375% due 2028 (Ê)	2	2
2.125% due 2029 (Ê)	174	180
3.375% due 2030 (Ê)	65	68
30 Year TBA(Ï)
4.500%	2,000	2,086
5.000%	11,000	11,772
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	7,840	7,912
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.988% due 05/25/35 (Ê)	5,600	5,204
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG10 Class A4 6.002% due 08/10/45	5,800	6,302
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,168	1,310
Series 1999-27 Class SE Interest Only STRIP 8.384% due 08/16/29 (Ê)	129	31
Series 1999-44 Class SA Interest Only STRIP 8.334% due 12/16/29 (Ê)	182	38
Series 2000-29 Class S Interest Only STRIP 8.287% due 09/20/30 (Ê)	20	4
Series 2001-46 Class SA Interest Only STRIP 7.364% due 09/16/31 (Ê)	18	5
Series 2002-27 Class SA Interest Only STRIP 7.784% due 05/16/32 (Ê)	29	7
Series 2010-14 Class A 4.500% due 06/16/39	2,917	3,128
Series 2010-116 Class MP 3.500% due 09/16/40	22,313	22,854
Greenpoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.483% due 11/25/45 (Ê)	217	140

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR6 Class A1A 0.293% due 10/25/46 (Ê)	257	239
Series 2006-AR8 Class 1A1A 0.293% due 01/25/47 (Ê)	122	113
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.923% due 10/25/33 (Ê)	872	731
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	9,435	10,179
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	107
Series 2006-GG7 Class A4 6.078% due 07/10/38	10,790	11,969
Series 2006-GG7 Class AJ 6.078% due 07/10/38	2,500	2,477
Series 2006-GG7 Class AM 6.078% due 07/10/38	1,700	1,818
Series 2007-GG9 Class A4 5.444% due 03/10/39	13,205	14,357
Series 2007-GG11 Class AJ 6.204% due 12/10/49	2,492	2,264
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	84	84
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	5,481
Series 2007-EOP Class A1 1.143% due 03/06/20 (Ê)(Þ)	2,281	2,256
Series 2011-ALF Class A 2.716% due 02/10/21 (Å)	3,385	3,406
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	112	114
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	105	106
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	270	271
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	1,149	1,149
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	822	806
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	2,038	1,936
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,744	1,694
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.547% due 06/25/34	352	318
Series 2004-11 Class 1A1 3.065% due 09/25/34	280	232
Series 2004-12 Class 2A3 3.181% due 12/25/34	254	208
Series 2005-6F Class 1A6 5.250% due 07/25/35	4,137	4,002

Russell Strategic Bond Fund	151

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR4 Class 6A1 5.250% due 07/25/35 (Ê)	5,464	5,410
Series 2005-AR6 Class 2A1 2.794% due 09/25/35 (Ê)	3,036	2,925
Series 2005-AR7 Class 5A1 5.312% due 11/25/35	4,595	3,961
Series 2005-AR7 Class 6A1 5.176% due 11/25/35	1,764	1,709
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,700	3,131
Series 2006-3F Class 2A3 5.750% due 03/25/36	3,984	3,849
Series 2006-8F Class 4A17 6.000% due 09/25/36	4,895	4,253
Series 2007-AR1 Class 1A1 3.001% due 03/25/37	14,449	8,849
Series 2007-AR2 Class 2A1 2.906% due 05/25/47	8,750	6,434
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.434% due 05/19/35 (Ê)	166	115
Series 2005-4 Class 3A1 2.922% due 07/19/35	3,572	2,842
Series 2005-5 Class 2A1B 0.504% due 07/19/45 (Ê)	289	93
Series 2005-10 Class 2A1B 0.594% due 11/19/35 (Ê)	693	250
Series 2005-15 Class 2A11 0.483% due 10/20/45 (Ê)	1,010	664
Series 2005-16 Class 3A1B 0.554% due 01/19/36 (Ê)	825	245
Series 2006-10 Class 2A1B 0.454% due 11/19/36 (Ê)	1,888	469
Series 2006-14 Class 2A1B 0.414% due 01/25/47 (Ê)	1,406	321
Impac Secured Assets CMN Owner Trust Series 2005-2 Class A1 0.533% due 03/25/36 (Ê)	766	413
Indymac Index Mortgage Loan Trust Series 2004-AR11 Class 2A 2.668% due 12/25/34	99	73
Series 2005-AR25 Class 1A21 5.437% due 12/25/35	799	600
Series 2005-AR31 Class 1A1 2.540% due 01/25/36	932	577
Series 2006-AR8 Class A3A 0.443% due 07/25/46 (Ê)	13,090	7,593
Series 2006-AR35 Class 2A1A 0.383% due 01/25/37 (Ê)	6,601	3,578
Series 2006-AR41 Class A3 0.393% due 02/25/37 (Ê)	14,600	7,417
Series 2007-AR5 Class 1A1 5.009% due 05/25/37	7,307	3,694
JP Morgan Alternative Loan Trust Series 2006-A2 Class 3A1 3.369% due 05/25/36	5,914	3,932
Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	8,219

	Principal Amount ($) or Shares	Market Value $
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class D 6.751% due 03/15/33	51	51
Series 2002-C1 Class A3 5.376% due 07/12/37	1,220	1,261
Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	12,506
Series 2002-C2 Class B 5.211% due 12/12/34	120	125
Series 2002-CIB4 Class A2 5.822% due 05/12/34	988	991
Series 2003-C1 Class A2 4.985% due 01/12/37	3,650	3,842
Series 2006-CB15 Class A4 5.814% due 06/12/43	7,885	8,703
Series 2006-CB16 Class A4 5.552% due 05/12/45	3,960	4,314
Series 2006-LDP7 Class A4 6.061% due 04/15/45	5,405	6,008
Series 2006-LDP7 Class AJ 6.061% due 04/15/45	3,125	3,125
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,859
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	4,031
Series 2007-CB18 Class A4 5.440% due 06/12/47	7,000	7,589
Series 2007-CB20 Class A4 5.794% due 02/12/51	7,415	8,181
Series 2007-CB20 Class AJ 6.299% due 02/12/51	1,700	1,598
Series 2007-LD12 Class A4 5.882% due 02/15/51	400	437
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	217
Series 2009-IWST Class A1 4.314% due 12/05/27 (Þ)	90	95
Series 2010-C1 Class A3 5.058% due 06/15/43 (Þ)	2,500	2,649
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	5,345	5,280
Series 2011-C3 Class A4 4.717% due 02/16/46 (Þ)	8,950	9,241
JP Morgan Mortgage Trust Series 2005-A1 Class 6T1 5.035% due 02/25/35 (Ê)	420	424
Series 2005-A4 Class 1A1 5.383% due 07/25/35	1,203	1,199
Series 2005-A4 Class 2A1 2.879% due 07/25/35	3,892	3,357
Series 2005-A6 Class 1A2 5.155% due 09/25/35	2,650	2,177
Series 2005-A8 Class 1A1 5.404% due 11/25/35	4,126	3,886
Series 2005-S3 Class 1A2 5.750% due 01/25/36	262	246

152	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A2 Class 2A1 5.687% due 04/25/36	265	237
Series 2006-A3 Class 2A3 2.932% due 05/25/36	808	581
Series 2006-A6 Class 1A2 5.597% due 10/25/36	1,730	1,541
Series 2006-A7 Class 3A2 5.889% due 01/25/37	6,445	5,492
Series 2006-S3 Class 1A12 6.500% due 08/25/36	670	654
Series 2006-S3 Class 1A30 6.500% due 08/25/36	793	745
Series 2006-S4 Class A5 6.000% due 01/25/37	2,617	2,225
Series 2006-S4 Class A6 6.000% due 01/25/37	28	28
Series 2007-A1 Class 1A1 3.006% due 07/25/35 (Ê)	448	433
Series 2007-A1 Class 5A2 2.967% due 07/25/35 (Ê)	754	720
Series 2007-A1 Class B1 3.679% due 07/25/35	152	23
Series 2007-A4 Class 3A1 5.852% due 06/25/37	20,951	19,790
Series 2007-A4 Class 3A3 5.852% due 06/25/37	3,919	3,731
Series 2007-S3 Class 1A74 6.000% due 08/25/37	2,410	2,102
Series 2007-S3 Class 1A8 6.000% due 08/25/37	10,945	9,584
JP Morgan Reremic Series 2010-2 Class 2A1 2.920% due 03/21/37 (Þ)	2,769	2,756
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class D 7.700% due 07/15/32	526	526
Series 2002-C2 Class F 5.794% due 07/15/35	939	967
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	1,468
Series 2002-C4 Class A5 4.853% due 09/15/31	1,000	1,041
Series 2003-C3 Class D 4.274% due 02/15/37	395	409
Series 2005-C2 Class AAB 5.007% due 04/15/30	422	438
Series 2006-C1 Class A4 5.156% due 02/15/31	9,732	10,576
Series 2007-C1 Class A4 5.424% due 02/15/40	7,008	7,609
Series 2007-C7 Class A3 5.866% due 09/15/45	7,820	8,554
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	353	345
Series 2006-8 Class 2A1 0.633% due 12/25/36 (Ê)	7,351	3,855

	Principal Amount ($) or Shares	Market Value $
Series 2007-8 Class 3A1 7.250% due 09/25/37	13,773	7,480
Luminent Mortgage Trust Series 2006-2 Class A1A 0.413% due 02/25/46 (Ê)	2,861	1,773
Series 2006-6 Class A1 0.413% due 10/25/46 (Ê)	1,102	745
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.124% due 10/25/34	8	4
Series 2005-1 Class B1 3.360% due 03/25/35	1,109	109
Series 2005-6 Class 7A1 5.374% due 06/25/35	428	390
Series 2006-1 Class I2A3 1.046% due 01/25/47 (Ê)	3,253	1,517
Series 2006-2 Class 3A1 2.963% due 01/25/36	345	291
Series 2006-2 Class 4A1 4.971% due 02/25/36	2,677	2,511
Series 2006-OA2 Class 4A1B 1.506% due 12/25/46 (Ê)	12,354	4,130
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.752% due 06/25/33	1,324	915
Series 2003-6 Class 3A1 8.000% due 09/25/33	32	32
Mastr Reperforming Loan Trust Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	737	750
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	1,214	1,234
Mastr Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	335	333
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.699% due 06/15/30 (Ê)	549	538
Merrill Lynch Alternative Note Asset Series 2007-OAR3 Class A1 0.403% due 07/25/47 (Ê)	306	171
Merrill Lynch Floating Trust Series 2006-1 Class A1 0.289% due 06/15/22 (Ê)(Þ)	1,371	1,343
Series 2008-LAQA Class A1 0.769% due 07/09/21 (Ê)(Þ)	4,799	4,578
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.423% due 02/25/36 (Ê)	590	442
Series 2006-A1 Class 1A1 2.852% due 03/25/36	7,855	4,917
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	740	464
Series 2005-CIP1 Class A2 4.960% due 07/12/38	54	54
Series 2005-CIP1 Class AM 5.107% due 07/12/38	2,300	2,443

Russell Strategic Bond Fund	153

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2008-C1 Class A4 5.690% due 02/12/51	4,953	5,418
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	961
Series 2007-8 Class A3 6.164% due 08/12/49	1,100	1,210
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.244% due 10/25/35 (Ê)	214	183
Series 2005-3 Class 5A 0.463% due 11/25/35 (Ê)	1,080	936
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	2,950	2,967
Series 2004-IQ8 Class A3 4.500% due 06/15/40	5	5
Series 2005-T19 Class A3 4.827% due 06/12/47	1,063	1,081
Series 2005-T19 Class A4A 4.890% due 06/12/47	7,915	8,559
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,523
Series 2006-IQ11 Class A4 5.898% due 10/15/42	10,000	11,075
Series 2007-IQ13 Class A4 5.364% due 03/15/44	4,921	5,251
Series 2007-IQ13 Class AM 5.406% due 03/15/44	3,000	3,025
Series 2007-IQ16 Class A4 5.809% due 12/12/49	3,100	3,425
Series 2007-T27 Class A4 5.795% due 06/11/42	760	846
Series 2008-T29 Class A4 6.458% due 01/11/43	3,690	4,242
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.467% due 02/15/33 (Þ)	380	380
Series 2001-TOP3 Class C 6.790% due 07/15/33	840	889
Series 2002-TOP7 Class B 6.080% due 01/15/39	500	518
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,417	1,821
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 6.002% due 08/12/45 (Þ)	400	443
NCUA Guaranteed Notes Series 2010-C1 Class A2 2.900% due 10/29/20	7,080	6,995
Series 2010-C1 Class APT 2.650% due 10/29/20	6,413	6,395
Series 2010-R1 Class 1A 0.690% due 10/07/20 (Ê)	19,483	19,507
Series 2010-R1 Class 2A 1.840% due 10/07/20	19,174	19,246

	Principal Amount ($) or Shares	Market Value $
Series 2010-R2 Class 1A 0.610% due 11/06/17 (Ê)	20,483	20,490
Series 2010-R2 Class 2A 0.710% due 11/05/20 (Ê)	8,221	8,208
Series 2010-R3 Class 1A 0.800% due 12/08/20 (Ê)	7,418	7,456
Series 2010-R3 Class 2A 0.859% due 12/08/20 (Ê)	6,244	6,275
Series 2010-R3 Class 3A 2.400% due 12/08/20	5,234	5,108
Series 2011-C1 Class 2A 0.770% due 03/09/21 (Ê)	5,546	5,546
Series 2011-R2 Class 1A 0.640% due 02/06/20 (Ê)	10,587	10,587
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	820	775
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	4,380	4,557
PHH Alternative Mortgage Trust Series 2007-3 Class A1 0.323% due 07/25/37 (Ê)	1,205	1,159
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	166	174
Series 2004-CL1 Class 1A2 0.613% due 02/25/34 (Ê)	76	69
Series 2004-CL1 Class 2A2 0.613% due 02/25/19 (Ê)	13	13
RBSCF Trust Series 2010-MB1 Class A2 3.686% due 04/15/24 (Þ)	5,725	5,888
Residential Accredit Loans, Inc. Series 2004-QS5 Class A1 4.600% due 04/25/34	746	746
Series 2005-QS7 Class A1 5.500% due 06/25/35	526	467
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	6,719	6,025
Series 2005-QS14 Class 2A1 6.000% due 09/25/35	3,731	2,844
Series 2005-QS17 Class A10 6.000% due 12/25/35	1,080	808
Series 2006-QO1 Class 1A1 0.473% due 02/25/46 (Ê)	366	136
Series 2006-QO1 Class 2A1 0.483% due 02/25/46 (Ê)	480	187
Series 2006-QO10 Class A1 0.373% due 01/25/37 (Ê)	571	363
Series 2007-QO4 Class A1 0.413% due 05/25/47 (Ê)	15,199	9,538
Series 2007-QS6 Class A1 0.543% due 04/25/37 (Ê)	12,818	6,745
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	12	12

154	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-SL4 Class A3 6.500% due 07/25/32	199	203
Residential Asset Securitization Trust Series 2005-A14 Class A5 5.500% due 12/25/35	3,629	3,129
Series 2006-A11 Class 1A4 6.250% due 10/25/36	448	313
Series 2006-A9CB Class A6 6.000% due 09/25/36	2,980	1,762
Residential Funding Mortgage Securities I Series 2003-S7 Class A7 5.500% due 05/25/33	2,664	2,758
Series 2005-SA4 Class 1A21 3.249% due 09/25/35	4,378	3,080
Series 2005-SA4 Class 2A1 3.181% due 09/25/35	2,573	1,898
Series 2006-S10 Class 1A7 6.000% due 10/25/36	3,000	2,506
Series 2006-SA3 Class 3A1 6.060% due 09/25/36	1,044	816
Series 2006-SA4 Class 2A1 6.078% due 11/25/36	669	492
Series 2007-S5 Class A9 6.000% due 05/25/37	875	145
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class C 6.729% due 12/18/35	51	51
Series 2001-C2 Class C 6.842% due 11/13/36	1,600	1,631
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 Class 5A 5.500% due 12/25/34	332	309
Series 2004-20 Class 3A1 2.610% due 01/25/35	1,833	1,522
Series 2005-17 Class 3A1 2.644% due 08/25/35	41	32
Series 2005-22 Class 4A2 5.262% due 12/25/35	119	15
Series 2005-19XS Class 1A1 0.533% due 10/25/35 (Ê)	492	341
Series 2006-1 Class 2A3 5.525% due 02/25/36	679	43
Series 2006-5 Class 5A4 5.425% due 06/25/36	262	68
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.464% due 07/19/35 (Ê)	317	293
Series 2005-AR8 Class A1A 0.493% due 02/25/36 (Ê)	1,002	594
Series 2005-AR8 Class A2 1.786% due 02/25/36 (Ê)	2,637	1,896
Series 2006-AR5 Class 1A2 0.473% due 05/25/46 (Ê)	522	137
Series 2006-AR6 Class 1A3 0.403% due 07/25/46 (Ê)	1,297	759

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR6 Class A1 1.806% due 08/25/47 (Ê)	12,240	7,112
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.545% due 11/25/33 (Ê)	7,487	7,364
Series 2004-12H Class 1A 6.000% due 05/25/34	245	245
Series 2005-6 Class B2 5.278% due 05/25/35	364	18
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.576% due 04/25/37 (Ê)	10,868	8,961
Suntrust Alternative Loan Trust Series 2006-1F Class 3A 0.563% due 04/25/36 (Ê)	1,027	335
Thornburg Mortgage Securities Trust Series 2006-5 Class A1 0.333% due 10/25/46 (Ê)	5,811	5,766
Series 2006-6 Class A1 0.323% due 11/25/46 (Ê)	1,542	1,523
Vornado DP LLC Series 2010-VNO Class A2FX 4.004% due 09/13/28 (Þ)	2,350	2,289
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	844	871
Series 2005-C20 Class A5 5.087% due 07/15/42	445	451
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	1,810
Series 2006-WL7A Class A1 0.309% due 09/15/21 (Ê)(Þ)	9,329	9,251
Series 2007-WHL8 Class A1 0.299% due 06/15/20 (Ê)(Þ)	3,150	2,953
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-1 Class 4CB 6.500% due 02/25/36	12,835	7,393
Series 2006-5 Class 3A2 6.000% due 07/25/36	444	255
Series 2006-AR2 Class A1A 1.246% due 04/25/46 (Ê)	1,384	782
Series 2006-AR6 Class 1A 0.403% due 07/25/46 (Ê)	651	379
Series 2006-AR7 Class A1A 1.226% due 09/25/46 (Ê)	16,955	7,987
Series 2006-AR8 Class 2A 1.156% due 10/25/46 (Ê)	2,278	1,106
Series 2007-HY2 Class 2A3 5.185% due 04/25/37	7,781	4,972
Series 2007-OA5 Class A1A 1.146% due 05/25/47 (Ê)	6,768	4,074
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A 1.706% due 08/25/42 (Ê)	149	133

Russell Strategic Bond Fund	155

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-AR1 Class A 2.573% due 03/25/34	153	151
Series 2004-CB3 Class 1A 6.000% due 10/25/34	276	287
Series 2005-AR6 Class B3 0.873% due 04/25/45 (Ê)	1,663	87
Series 2005-AR8 Class 2A1A 0.503% due 07/25/45 (Ê)	762	622
Series 2005-AR11 Class A1A 0.533% due 08/25/45 (Ê)	915	770
Series 2005-AR13 Class A1A1 0.503% due 10/25/45 (Ê)	240	201
Series 2005-AR14 Class 1A1 2.672% due 12/25/35	553	531
Series 2005-AR15 Class A1B1 0.463% due 11/25/45 (Ê)	6	6
Series 2005-AR17 Class A1A2 0.503% due 12/25/45 (Ê)	475	363
Series 2005-AR19 Class A1A2 0.503% due 12/25/45 (Ê)	782	618
Series 2006-AR8 Class 1A5 5.621% due 08/25/46	201	20
Series 2006-AR8 Class 2A3 6.014% due 08/25/36 (Ê)	134	35
Series 2006-AR11 Class 2A 2.984% due 09/25/46 (Ê)	452	366
Series 2007-HY3 Class 4A1 3.557% due 03/25/37	6,071	5,283
Series 2007-HY3 Class 4B1 3.557% due 03/25/37	1,749	96
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	1,946	1,673
Series 2007-PA6 Class A1 6.101% due 12/28/37	9,813	7,430
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 4.451% due 11/25/33 (Ê)	267	273
Series 2003-N Class 1A1 4.559% due 12/25/33 (Ê)	1,231	1,251
Series 2004-AA Class A1 4.972% due 12/25/34 (Ê)	953	927
Series 2004-CC Class A1 4.908% due 01/25/35 (Ê)	1,649	1,641
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	178	182
Series 2004-EE Class 2A1 2.845% due 12/25/34 (Ê)	94	91
Series 2004-H Class A1 4.482% due 06/25/34 (Ê)	132	129
Series 2004-I Class 1A1 2.881% due 07/25/34	967	939
Series 2004-T Class A1 2.849% due 09/25/34 (Ê)	1,072	1,053
Series 2005-11 Class 1A3 5.500% due 11/25/35	82	49

	Principal Amount ($) or Shares	Market Value $
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,348	1,321
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,114	737
Series 2005-18 Class 2A10 21.954% due 01/25/36 (Ê)	1,258	1,527
Series 2005-AR2 Class 2A2 2.744% due 03/25/35 (Ê)	79	71
Series 2005-AR7 Class 2A1 5.086% due 05/25/35 (Ê)	7,276	7,283
Series 2005-AR8 Class 2A1 2.827% due 06/25/35	609	600
Series 2005-AR11 Class 1A1 2.922% due 06/25/35 (Ê)	720	719
Series 2005-AR16 Class 2A1 2.759% due 10/25/35	7,716	7,127
Series 2006-2 Class 2A3 5.500% due 03/25/36	2,201	2,195
Series 2006-3 Class A11 5.500% due 03/25/36	6,269	6,187
Series 2006-4 Class 1A8 5.750% due 04/25/36	465	466
Series 2006-4 Class 2A3 5.750% due 04/25/36	539	317
Series 2006-6 Class 1A2 5.750% due 05/25/36	1,063	1,045
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	13,900	13,165
Series 2006-6 Class 1A8 5.750% due 05/25/36	2,565	2,399
Series 2006-8 Class A15 6.000% due 07/25/36	5,699	5,399
Series 2006-10 Class A19 6.000% due 08/25/36	1,378	1,364
Series 2006-11 Class A8 6.000% due 09/25/36	1,461	1,388
Series 2006-AR1 Class 2A2 5.408% due 03/25/36 (Ê)	2,772	2,789
Series 2006-AR2 Class 2A1 2.767% due 03/25/36	2,030	1,780
Series 2006-AR5 Class 2A1 2.715% due 04/25/36 (Ê)	640	532
Series 2006-AR6 Class 7A1 5.059% due 03/25/36 (Ê)	6,820	6,818
Series 2006-AR10 Class 4A1 2.739% due 07/25/36 (Ê)	3,637	2,971
Series 2006-AR12 Class 1A2 5.821% due 09/25/36 (Ê)	413	26
Series 2006-AR12 Class 2A1 5.888% due 09/25/36	4,382	4,043
Series 2006-AR14 Class 1A7 5.705% due 10/25/36	16,900	14,237
Series 2006-AR14 Class 2A4 5.818% due 10/25/36 (Ê)	567	40
Series 2006-AR15 Class A1 5.369% due 10/25/36 (Ê)	2,326	2,003
Series 2006-AR17 Class A1 4.958% due 10/25/36 (Ê)	11,400	9,386

156	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR18 Class 2A2 5.435% due 11/25/36	521	126
Series 2007-1 Class A6 5.500% due 02/25/37	772	672
Series 2007-4 Class A15 6.000% due 04/25/37	1,044	983
Series 2007-4 Class A21 5.500% due 04/25/37	832	774
Series 2007-6 Class A6 6.000% due 05/25/37	634	567
Series 2007-7 Class A38 6.000% due 06/25/37	1,426	1,380
Series 2007-7 Class A49 6.000% due 06/25/37	2,404	2,240
Series 2007-7 Class A6 6.000% due 06/25/37	1,033	993
Series 2007-8 Class 1A16 6.000% due 07/25/37	268	252
Series 2007-8 Class 2A2 6.000% due 07/25/37	2,761	2,605
Series 2007-9 Class 1A3 5.500% due 07/25/37	266	261
Series 2007-10 Class 1A5 6.000% due 07/25/37	7,663	7,467
Series 2007-11 Class A14 6.000% due 08/25/37	766	730
Series 2007-11 Class A36 6.000% due 08/25/37	480	454
Series 2007-11 Class A85 6.000% due 08/25/37	275	266
Series 2007-11 Class A96 6.000% due 08/25/37	3,230	3,087
Series 2007-13 Class A7 6.000% due 09/25/37	1,279	1,240
Series 2007-14 Class 1A1 6.000% due 10/25/37	1,111	1,078
Series 2007-AR5 Class A1 6.137% due 10/25/37	2,771	2,479
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class A2 3.791% due 02/15/44 (Þ)	1,160	1,188

		3,150,301

Municipal Bonds - 2.3%
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	530
6.899% due 12/01/40	5,200	5,445
City of Chicago Illinois General Obligation Unlimited 5.000% due 12/01/24 (µ)	17,715	17,474
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	201
Connecticut State Health & Educational Facility Authority Revenue Bonds 5.000% due 07/01/42	1,500	1,526

	Principal Amount ($) or Shares	Market Value $
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	1,200	1,270
County of Cook Illinois General Obligation Unlimited 5.000% due 11/15/26 (µ)	15,000	15,132
Dallas Area Rapid Transit Revenue Bonds 5.250% due 12/01/48	1,250	1,259
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	1,833
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	375	338
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	882
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.162% due 11/26/32 (Ê)	6,155	6,172
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	6,010	5,717
7.055% due 04/01/57	4,545	4,294
New Jersey Economic Development Authority Revenue Bonds 1.310% due 06/15/13 (Ê)	3,900	3,895
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	5,575	6,282
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	6,200	6,385
New York State Dormitory Authority Revenue Bonds 5.000% due 07/01/40	2,250	2,286
North Carolina Capital Facilities Finance Agency Revenue Bonds 5.000% due 10/01/44	1,360	1,377
North Texas Higher Education Authority Revenue Bonds Series 2011-1 Class A 1.466% due 04/01/40 (Ê)	5,675	5,672
Northstar Education Finance, Inc. Revenue Bonds Zero coupon due 04/01/42 (Ê)	4,600	3,922
0.298% due 04/01/42 (Ê)	1,350	1,142
0.303% due 04/01/42 (Ê)	1,200	1,015
1.112% due 01/29/46 (Ê)	150	128
1.123% due 01/29/46 (Ê)	4,000	3,423
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	101
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	15,190	15,188
San Diego Redevelopment Agency Tax Allocation 7.625% due 09/01/30	500	484

Russell Strategic Bond Fund	157

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		1,090	827
South Carolina Student Loan Corp. Revenue Bonds 0.431% due 12/01/20 (Ê)		4,500	4,300
State of California General Obligation Unlimited 7.500% due 04/01/34		4,725	5,279
7.950% due 03/01/36		4,435	4,822
5.650% due 04/01/39 (Ê)		700	741
7.550% due 04/01/39		9,030	10,234
7.625% due 03/01/40		5,475	6,250
7.600% due 11/01/40		2,000	2,285
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		600	616
5.665% due 03/01/18		7,000	7,296
5.100% due 06/01/33		1,400	1,177
6.900% due 03/01/35		1,000	1,030
6.725% due 04/01/35		600	605
7.350% due 07/01/35		6,700	7,190
State of Louisiana Revenue Bonds 3.000% due 05/01/43 (Ê)		4,200	4,251
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		2,370	1,652
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,662

			173,590

Non-US Bonds - 1.6%
Argentina Government International Bond 6.500% due 12/15/35	EUR	23,460	4,834
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.000% due 05/15/13	BRL	3,157	4,147
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/17	BRL	6,850	4,048
10.000% due 01/01/21	BRL	7,361	4,183
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	360,752	3,552
Series 3 3.750% due 06/15/44	ISK	717,070	7,127
Canada Housing Trust No. 1 4.000% due 06/15/12	CAD	2,500	2,715
4.800% due 06/15/12	CAD	1,800	1,971
4.550% due 12/15/12	CAD	3,400	3,757
Canadian Government Bond 1.500% due 12/01/12	CAD	1,500	1,583
1.750% due 03/01/13	CAD	3,100	3,279
2.000% due 08/01/13	CAD	3,000	3,181
2.250% due 08/01/14	CAD	1,100	1,165
2.000% due 12/01/14	CAD	4,000	4,193
4.500% due 06/01/15	CAD	400	458

	Principal Amount ($) or Shares		Market Value $
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,924
10.250% due 01/10/28	BRL	3,205	2,179
Granite Master Issuer PLC Series 2005-2 Class A5
1.446% due 12/20/54 (Ê)	EUR	1,000	1,411
Granite Mortgages PLC Series 2003-3 Class 2A 1.718% due 01/20/44 (Ê)	EUR	1,545	2,209
Series 2004-3 Class 2A2 1.310% due 09/20/44 (Ê)	EUR	640	914
Hellas Telecommunications Luxembourg V Series REGS 4.835% due 10/15/12 (Ê)	EUR	1,923	769
HMI 2.339% due 10/01/54 (Å)	EUR	1,200	1,784
Mexican Bonos Series M 8.000% due 06/11/20	MXN	94,865	8,685
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	26,550	2,368
Morgan Stanley 1.029% due 03/01/13 (Ê)	EUR	3,000	4,382
Permanent Master Issuer PLC Series 2006-1 Class 6A1 0.939% due 04/15/20 (Ê)	GBP	3,100	5,065
Series 2011-1A Class 1A3 2.617% due 07/15/42 (Å)(Ê)	EUR	9,500	14,075
Philippine Government International Bond 6.250% due 01/14/36	PHP	150,000	3,373
Poland Government Bond Series 1020 5.250% due 10/25/20	PLN	7,800	2,763
Province of Ontario Canada 4.200% due 06/02/20	CAD	3,545	3,833
4.600% due 06/02/39	CAD	900	961
Rhodia SA Series REGS 3.585% due 10/15/13 (Ê)	EUR	642	952
Spain Government Bond 4.650% due 07/30/25	EUR	1,000	1,322
United Kingdom Gilt 3.750% due 09/07/20	GBP	5,350	9,126
4.250% due 12/07/40	GBP	2,795	4,714

			123,002

United States Government Agencies - 1.1%
Federal Home Loan Banks 4.500% due 09/13/19		18,700	20,365
Federal Home Loan Mortgage Corp. 0.230% due 10/12/12 (Ê)		30,985	30,999
1.375% due 02/25/14		4,355	4,390
Federal National Mortgage Association 0.246% due 10/18/12 (Ê)		15,490	15,502
Zero coupon due 10/09/19		11,255	7,793

158	Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	690		758
Tennessee Valley Authority 4.625% due 09/15/60	1,300		1,221

			81,028

United States Government Treasuries - 6.5%
United States Treasury Principal Principal Only STRIP Zero coupon due 08/15/19	11,700		9,042
Zero coupon due 11/15/21	21,842		14,793
Zero coupon due 05/15/30	4,500		1,923
United States Treasury Inflation Indexed Bonds 1.125% due 01/15/21	7,940		8,234
2.375% due 01/15/25	9,098		10,423
2.375% due 01/15/27 (AE)	42,573		48,496
1.750% due 01/15/28 (AE)	422		441
2.500% due 01/15/29	6,081		7,064
3.875% due 04/15/29	2,019		2,765
2.125% due 02/15/41 (AE)	1,162		1,266
United States Treasury Notes 2.125% due 02/29/16	10,590		10,701
2.250% due 03/31/16 (Ñ)	45,175		45,839
2.000% due 04/30/16	53,725		53,788
2.375% due 07/31/17	9,135		9,095
2.625% due 04/30/18	1,700		1,694
3.500% due 05/15/20	70,365		72,218
2.625% due 11/15/20	4,665		4,413
3.625% due 02/15/21	22,470		23,081
8.000% due 11/15/21	14,725		20,751
6.250% due 08/15/23	9,430		11,842
5.000% due 05/15/37	9,595		10,577
4.375% due 05/15/40	60,605		60,226
4.250% due 11/15/40	42,995		41,799
4.750% due 02/15/41	22,785		24,074

			494,545

Total Long-Term Investments (cost $6,857,927)			6,973,687

Common Stocks - 0.0%
Consumer Discretionary - 0.0%
General Motors Co.(AE)	40,447		1,298

Total Common Stocks (cost $615)			1,298

Investments in Other Funds - 0.4%
PIMCO Emerging Market Local Currency Fund	4,358,253	(¥)	25,844

Total Investments in Other Funds (cost $23,556)			25,844

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.	1,699	1,908
DG Funding Trust (Å)	479	3,636
Federal Home Loan Mortgage Corp.	479,700	959
Federal National Mortgage Association	267,075	459

		6,962

Total Preferred Stocks (cost $24,466)		6,962

	Notional Amount $
Options Purchased - 0.0% (Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.250% Apr 2012 0.00 Call (1)	22,300	87

Total Options Purchased (cost $88)		87

	Principal Amount ($) or Shares

Warrants and Rights - 0.0%
Charter Communications, Inc.(AE)	13,144	100
General Motors Co. (Æ)	73,539	1,507

Total Warrants & Rights (cost $770)		1,607

Short-Term Investments - 18.6%
Ally Auto Receivables Trust Series 2009-A Class A2 1.320% due 03/15/12 (Þ)	111	111
Ally Financial, Inc. 6.875% due 09/15/11 (Ñ)	7,600	7,719
Series * 6.875% due 09/15/11	1,315	1,337
American Airlines Pass Through Trust 2001-01
Series 01-1 6.817% due 05/23/11	1,290	1,293
Banco Bradesco SA 1.369% due 06/27/11 (ç)(ž)	2,700	2,694
BNP Paribas Financial, Inc. 0.300% due 08/26/11 (ž)	15,600	15,587
Canada Housing Trust No. 1 3.950% due 12/15/11 (Þ)	400	430

Russell Strategic Bond Fund	159

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Charter Communications Operating LLC / Charter Communications Operating Capital 8.000% due 04/30/12 (Þ)	2,250	2,362
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,771
Continental Airlines 2001-1 Class A-2 Pass Through Trust Series 01A2 6.503% due 06/15/11 (Ñ)	3,230	3,246
Delta Air Lines 2001-1 Class A-2 Pass Through Trust Series 01A2 7.111% due 09/18/11	750	763
Deutsche Bank Financial, LLC 0.230% due 05/25/11 (ž)	15,465	15,463
Dexia Credit Local SA 0.959% due 09/23/11 (Ê)(Ñ)(Þ)	3,000	3,004
DPL, Inc. 6.875% due 09/01/11	2,116	2,157
Fannie Mae 5.500% due 03/01/12	45	47
Federal National Mortgage Association Discount Notes 0.080% due 07/21/11 (ž)	13,200	13,198
FirstEnergy Corp. Series B 6.450% due 11/15/11	187	192
Ford Motor Credit Co. LLC 9.875% due 08/10/11	400	408
7.250% due 10/25/11	100	103
Freddie Mac Discount Notes Zero coupon due 07/21/11 (ž)	17,600	17,598
Goldman Sachs Group, Inc. (The) 1.043% due 12/05/11 (Ê)	12,230	12,291
0.491% due 02/06/12 (Ê)	1,700	1,700
HCP, Inc. 5.950% due 09/15/11	6,845	6,971
International Lease Finance Corp. 5.750% due 06/15/11	1,630	1,635
Itau Unibanco Holding SA 1.000% due 12/05/11 (ž)	1,400	1,400
JPMorgan Chase & Co. 5.600% due 06/01/11	235	236
Kells Funding, LLC 0.330% due 05/03/11 (ç)(ž)	1,590	1,590
0.330% due 05/09/11 (ç)(ž)	3,100	3,100
0.330% due 05/11/11 (ç)(ž)	3,100	3,100
0.310% due 05/12/11 (ç)(ž)	3,800	3,800
0.280% due 06/10/11 (ç)(ž)	7,800	7,798
0.280% due 06/29/11 (ž)	3,000	2,999
0.300% due 07/07/11 (ž)	3,500	3,498
0.280% due 07/08/11 (ž)	2,700	2,699
0.280% due 07/18/11 (ž)	900	899
0.250% due 08/16/11 (ž)	15,500	15,488
0.330% due 08/16/11 (ž)	1,800	1,799
0.360% due 09/07/11 (ž)	1,700	1,698

	Principal Amount ($) or Shares		Market Value $
Lehman Brothers Holdings, Inc. Zero coupon due 07/18/11	900		230
6.625% due 01/18/12 (Ø)	770		196
MetLife, Inc. 6.125% due 12/01/11	2,870		2,961
National Rural Discount Notes 0.250% due 05/13/11 (ç)(ž)	6,005		6,004
National Rural Utilities Cooperative Finance Corp. 0.180% due 06/20/11 (ç)(ž)	9,570		9,568
Nationwide Financial Services 6.250% due 11/15/11 (Ñ)	660		679
Nissan Motor Acceptance Corp. 0.600% due 06/22/11 (ç)(ž)	2,300		2,298
Petroleum Export, Ltd. 5.265% due 06/15/11 (Þ)	26		26
Qwest Corp. 7.875% due 09/01/11	1,500		1,534
8.875% due 03/15/12	11,750		12,484
Royal Bank of Scotland PLC (The) 3.000% due 12/09/11 (Ñ)(Þ)	26,000		26,423
Russell U.S. Cash Management Fund	996,450,621	(¥)	996,451
Santander US Debt SA Unipersonal 1.107% due 03/30/12 (Ê)(Þ)	11,200		11,160
SBAB Bank AB 3.125% due 03/23/12 (Þ)	24,000		24,499
Springleaf Finance Corp. 0.594% due 08/17/11 (Ê)	10,000		9,908
Sprint Capital Corp. 8.375% due 03/15/12 (Ñ)	4,745		5,012
Straight-A Funding. LLC 0.250% due 05/17/11 (ç)(ž)	500		500
0.240% due 06/02/11 (ç)(ž)	400		400
0.250% due 06/03/11 (ç)(ž)	500		500
0.240% due 06/06/11 (ç)(ž)	1,000		1,000
0.240% due 06/09/11 (ç)(ž)	900		900
0.230% due 06/13/11 (ç)(ž)	3,000		2,999
0.180% due 07/05/11 (Å)(ž)	1,500		1,499
Swedbank AB 2.800% due 02/10/12 (Ñ)(Þ)	900		917
Systems 2001 AT LLC 7.156% due 12/15/11 (Þ)	84		86
Telecom Italia Capital SA 0.886% due 07/18/11 (Ê)	1,600		1,601
6.200% due 07/18/11 (Ñ)	1,810		1,830
TNK-BP Finance SA 6.125% due 03/20/12 (Þ)	500		520
UBS AG 1.413% due 02/23/12 (Ê)	1,400		1,411
United States Treasury Bills 0.151% due 05/05/11	150		150
0.153% due 05/05/11 (ç)(ž)	520		520
0.157% due 05/05/11	2,118		2,118
0.160% due 07/07/11 (ž)	16,671		16,670
0.160% due 07/14/11	3,100		3,100
0.160% due 07/14/11 (ž)	3,850		3,850
0.159% due 07/21/11	530		530

160	Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.169% due 07/21/11	1,600	1,600
0.190% due 07/21/11 (ž)	180	180
0.160% due 07/28/11 (ž)	1,880	1,879
0.164% due 07/28/11	10,500	10,500
0.173% due 08/04/11 (Ñ)(ž)	25,149	25,146
0.175% due 08/11/11	6,900	6,900
0.178% due 08/11/11 (ž)	17,900	17,896
0.152% due 08/18/11	600	600
0.157% due 08/25/11	490	490
0.157% due 08/25/11 (ž)	120	119
0.162% due 08/25/11	3,400	3,400
Zero coupon due 09/01/11 (ž)	12,600	12,596
0.152% due 09/01/11	6,500	6,500
Zero coupon due 09/08/11 (Ñ)(ž)	9,500	9,498
Wachovia Corp. 0.408% due 10/15/11 (Ê)	3,800	3,804

Total Short-Term Investments (cost $1,413,225)		1,413,826

Repurchase Agreements - 1.2%
Agreement with BNP Paribas. and State Street Bank (Tri-Party) of 61,300 dated April 29, 2011 at 0.005% to be repurchased at 61,300 on May 2, 2011 collaterlized by $33,958 par various United States Treasury Obligations, valued at $62,820	61,300	61,300
Agreement with Goldman Sachs and State Street Bank (Tri-Party) of 10,000 dated April 29, 2011 at 0.050% to be repurchased at 10,000 on May 2, 2011 collaterlized by $10,392 par various United States Treasury Obligations, valued at $11,132	10,000	10,000
Agreement with Morgan Stanley and State Street Bank (Tri-Party) of 21,400 dated April 29, 2011 at 0.004% to be repurchased at 21,400 on May 2, 2011 collaterlized by $21,849 par various United States Treasury Obligations, valued at $21,856	21,400	21,400

Total Repurchase Agreements (cost $92,700)		92,700

	Principal Amount ($) or Shares		Market Value $
Other Securities - 2.7%
Russell Investment Company Liquidating Trust (×)	4,968,470	(¥)	5,044
Russell U.S. Cash Collateral Fund (×)	201,313,815	(¥)	201,314

Total Other Securities (cost $206,282)			206,358

Total Investments - 114.9% (identified cost $8,619,629)			8,722,369

Other Assets and Liabilities, Net - (14.9%)			(1,133,202)

Net Assets - 100.0%			7,589,167

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	161

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	392	EUR	96,006	12/11	(398)
Euro Bobl Futures (Germany)	163	EUR	18,784	06/11	150
Euro Bund Futures (Germany)	285	EUR	35,032	06/11	582
Eurodollar Futures (CME)	1,150	USD	286,479	09/11	451
Eurodollar Futures (CME)	2,015	USD	501,433	12/11	1,205
Eurodollar Futures (CME)	3,170	USD	787,626	03/12	1,436
Eurodollar Futures (CME)	2,170	USD	537,835	06/12	1,327
Eurodollar Futures (CME)	395	USD	97,600	09/12	(305)
Ultra Long Term United States Treasury Bond Futures	512	USD	64,448	06/11	1,826
United States Treasury Bonds	846	USD	103,529	06/11	1,950
United States Treasury 2 Year Note Futures	1,264	USD	276,974	06/11	1,220
United States Treasury 5 Year Notes	865	USD	102,475	06/11	1,198
United States Treasury 10 Year Note Futures	2,528	USD	306,244	06/11	3,998

Short Positions
Ultra Long Term United States Treasury Bond Futures	83	USD	10,448	06/11	(53)
United States Treasury Bonds	50	USD	6,119	06/11	(126)
United States Treasury 2 Year Note Futures	360	USD	78,885	06/11	(378)
United States Treasury 5 Year Notes	609	USD	72,147	06/11	(726)
United States Treasury 10 Year Note Futures	293	USD	35,494	06/11	(507)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					12,850

See accompanying notes which are an integral part of the financial statements.

162	Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Sep 2011 99.38 Put (272)	USD	680	(19)
Mar 2012 99.00 Put (162)	USD	405	(42)

Forward Volatility Agreements
Oct 2011 0.00 Call (1)	USD	32,000	(550)
Oct 2011 0.01 Call (2)	USD	20,000	(160)
Nov 2011 0.00 Call (1)	USD	25,800	(443)

Inflationary Floor Options
Mar 2020 0.00 Put (1)	USD	4,900	(22)
Apr 2020 0.00 Put (1)	USD	8,800	(41)
Sep 2020 0.00 Put (1)	USD	3,300	(16)
Nov 2020 0.00 Call (1)	USD	8,490	(44)

Swaptions
(Fund Receives/Fund Pays)
USD 3.117%/USD Three Month LIBOR May 2011 0.00 Call (1)		26,100	(9)
USD 1.500%/USD Three Month LIBOR Jun 2011 0.00 Call (1)		35,900	(92)
USD Three Month LIBOR/USD 3.000% May 2011 0.00 Call (1)		1,500	(8)
USD Three Month LIBOR/USD 3.480% May 2011 0.00 Call (1)		20,500	(110)
USD Three Month LIBOR/USD 3.500% May 2011 0.00 Call (1)		20,500	(82)
USD Three Month LIBOR/USD 4.305% May 2011 0.00 Call (1)		11,000	(14)
USD Three Month LIBOR/USD 3.500% Jun 2011 0.00 Call (1)		21,700	(299)
USD Three Month LIBOR/USD 0.800% Sep 2011 0.00 Call (1)		2,500	(7)
USD Three Month LIBOR/USD 3.000% Oct 2011 0.00 Call (1)		37,000	(183)
USD 3.480%/USD Three Month LIBOR May 2011 0.00 Put (1)		20,500	(235)
USD 3.500%/USD Three Month LIBOR May 2011 0.00 Put (1)		20,500	(260)

Options Written (Number of Contracts)	Notional Amount		Market Value $
USD 1.500%/USD Three Month LIBOR Jun 2011 0.00 Put (1)		35,900	(3)
USD 2.000%/USD Three Month LIBOR
Apr 2012 0.00 Put (1)		44,600	(58)
USD 2.750%/USD Three Month LIBOR
Jun 2012 0.00 Put (2)		31,100	(271)
USD 3.000%/USD Three Month LIBOR
Jun 2012 0.00 Put (6)		132,500	(900)
USD 4.000%/Three Month LIBOR
Jun 2011 0.00 Put (1)		21,700	(9)
USD 4.000%/USD Three Month LIBOR
Jun 2011 0.00 Put (5)		17,400	(7)
USD 10.000%/USD Three Month LIBOR
Jul 2012 0.00 Put (1)		9,000	—
USD 1.200%/USD Three Month LIBOR
Sep 2011 0.00 Put (1)		2,500	(2)
USD 1.300%/USD Three Month LIBOR
Sep 2011 0.00 Put (1)		1,300	(2)
USD 2.250%/USD Three Month LIBOR
Sep 2012 0.00 Put (5)		119,500	(1,064)
USD 0.650%/USD Three Month LIBOR
Nov 2011 0.00 Put (1)		20,700	(38)
USD 1.000%/USD Three Month LIBOR
Nov 2012 0.00 Put (1)		23,800	(216)
USD Three Month LIBOR/USD 3.117% May 2011 0.00 Put (1)		26,100	(518)
USD 4.000%/ USD Three Month LIBOR
Jul 2012 0.00 Put (2)		19,000	(382)
USD 4.250%/ USD Three Month LIBOR
Oct 2011 0.00 Put (1)		37,000	(209)
USD 4.250%/USD Three Month LIBOR
0.00 Put (1)		1,500	(9)
USD 4.305%/USD Three Month LIBOR
May 2011 0.00 Put (1)		11,000	(267)
USD 1.750%/USD Three Month LIBOR
Nov 2012 0.00 Put (1)		26,800	(141)

United States Treasury 10 Year Note Futures
May 2011 120.50 Call (210)	USD	210	(217)

Total Liability for Options Written (premiums received $7,580)			(6,949)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	163

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	EUR	2,347	AUD	3,248	06/15/11	68
Bank of America	EUR	3,491	GBP	2,994	06/15/11	(166)
Bank of America	GBP	1,983	EUR	2,349	06/15/11	164
Bank of America	GBP	2,725	EUR	3,133	06/15/11	86
Bank of America	GBP	2,286	USD	3,670	06/13/11	(146)
Bank of America	JPY	323,015	CAD	3,907	06/15/11	142
Bank of America	JPY	248,895	USD	3,045	05/10/11	(24)
Bank of America	JPY	289,023	USD	3,536	06/15/11	(27)
Bank of America	JPY	1,425,347	USD	17,074	06/15/11	(501)
Bank of America	NZD	5,579	USD	4,431	06/15/11	(71)
Barclays Bank PLC	USD	4,413	CHF	4,062	06/15/11	284
Barclays Bank PLC	USD	4,439	GBP	2,684	06/15/11	42
Barclays Bank PLC	USD	300	INR	13,746	05/09/11	11
Barclays Bank PLC	USD	300	INR	13,635	05/09/11	8
Barclays Bank PLC	USD	400	INR	18,356	05/09/11	15
Barclays Bank PLC	USD	5,452	INR	247,403	08/12/11	31
Barclays Bank PLC	USD	4,000	JPY	329,304	05/10/11	60
Barclays Bank PLC	USD	605	MYR	1,860	05/11/11	22
Barclays Bank PLC	USD	507	RUB	14,485	07/01/11	19
Barclays Bank PLC	USD	3,096	SEK	19,989	06/15/11	204
Barclays Bank PLC	INR	247,403	USD	5,543	05/09/11	(45)
Barclays Bank PLC	JPY	202,169	USD	2,417	07/14/11	(77)
BNP Paribas	USD	26,128	CAD	25,536	06/20/11	831
BNP Paribas	USD	13,207	MXN	160,488	05/16/11	718
Citibank	USD	16,286	BRL	27,589	06/02/11	1,224
Citibank	USD	4,420	EUR	3,068	06/15/11	119
Citibank	USD	2,148	EUR	1,501	07/18/11	71
Citibank	USD	4,415	GBP	2,731	06/15/11	145
Citibank	USD	3,786	INR	174,150	05/09/11	148
Citibank	USD	206	JPY	16,977	07/14/11	3
Citibank	USD	704	JPY	59,535	07/14/11	31
Citibank	USD	968	KRW	1,056,000	08/12/11	11
Citibank	USD	6,324	KRW	6,883,591	08/12/11	57
Citibank	USD	3,500	MXN	42,399	05/16/11	179
Citibank	USD	4,463	NOK	23,729	06/15/11	48
Citibank	USD	1,600	NZD	2,158	06/15/11	141
Citibank	USD	2,215	NZD	2,831	06/15/11	69
Citibank	USD	200	SGD	254	05/09/11	7
Citibank	USD	200	SGD	253	05/09/11	7
Citibank	USD	500	SGD	634	05/09/11	18
Citibank	USD	3,174	TRY	4,859	07/27/11	(25)
Citibank	AUD	5,780	USD	5,688	06/15/11	(614)
Citibank	AUD	8,760	USD	8,748	06/15/11	(802)
Citibank	CAD	4,310	AUD	4,447	06/15/11	297
Citibank	CHF	4,000	AUD	4,292	06/15/11	53
Citibank	CHF	1,764	USD	1,865	06/15/11	(174)
Citibank	CHF	3,022	USD	3,215	06/15/11	(280)
Citibank	EUR	3,129	GBP	2,725	06/15/11	(80)
Citibank	EUR	5,783	NOK	45,568	06/15/11	108
Citibank	EUR	3,108	USD	4,406	06/15/11	(192)
Citibank	EUR	6,175	USD	8,858	06/15/11	(278)
Citibank	GBP	2,734	EUR	3,118	06/15/11	48
Citibank	GBP	1,363	USD	2,211	06/15/11	(64)

See accompanying notes which are an integral part of the financial statements.

164	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	GBP	1,994	USD	3,217	06/15/11	(112)
Citibank	GBP	2,678	USD	4,452	06/15/11	(19)
Citibank	JPY	359,320	NOK	24,531	06/15/11	233
Citibank	JPY	349,274	USD	4,439	06/15/11	132
Citibank	KRW	1,056,000	USD	974	05/09/11	(11)
Citibank	KRW	6,883,591	USD	6,360	05/09/11	(61)
Citibank	NZD	5,343	USD	3,930	06/15/11	(381)
Citibank	NZD	5,634	USD	4,419	06/15/11	(127)
Citibank	NZD	5,980	USD	4,399	06/15/11	(426)
Credit Suisse First Boston	USD	200	CAD	190	05/02/11	1
Credit Suisse First Boston	USD	200	CAD	191	05/02/11	1
Credit Suisse First Boston	CHF	5,999	EUR	4,690	06/15/11	2
Credit Suisse First Boston	CHF	6,408	USD	6,896	06/15/11	(514)
Credit Suisse First Boston	EUR	1,407	JPY	159,410	06/15/11	(116)
Credit Suisse First Boston	EUR	892	USD	1,239	06/15/11	(80)
Credit Suisse First Boston	EUR	4,045	USD	5,834	07/18/11	(145)
Deutsche Bank AG	USD	49	CAD	47	05/03/11	—
Deutsche Bank AG	USD	4,395	EUR	3,156	06/15/11	274
Deutsche Bank AG	USD	6,321	IDR	54,950,100	07/27/11	—
Deutsche Bank AG	USD	6,866	NZD	9,372	06/15/11	696
Deutsche Bank AG	USD	101	SGD	129	05/09/11	4
Deutsche Bank AG	CAD	298	USD	310	06/20/11	(5)
Deutsche Bank AG	EUR	3,038	CHF	3,909	06/15/11	26
Deutsche Bank AG	EUR	3,045	JPY	362,964	06/15/11	(29)
Deutsche Bank AG	EUR	1,778	USD	2,408	06/15/11	(222)
Deutsche Bank AG	NOK	24,817	JPY	362,715	06/15/11	(246)
Deutsche Bank AG	NZD	6,203	EUR	3,163	06/15/11	(326)
Goldman Sachs	USD	9,188	KRW	10,345,880	05/09/11	462
HSBC Bank PLC	USD	1,936	CHF	1,797	06/15/11	141
HSBC Bank PLC	USD	—	EUR	—	05/02/11	—
HSBC Bank PLC	USD	4,443	EUR	3,088	06/15/11	126
HSBC Bank PLC	USD	3,091	GBP	1,888	06/15/11	61
HSBC Bank PLC	USD	4,400	JPY	364,675	06/15/11	97
HSBC Bank PLC	USD	4,429	NOK	24,763	06/15/11	279
HSBC Bank PLC	USD	4,454	NOK	23,754	06/15/11	62
HSBC Bank PLC	USD	2,329	SGD	2,949	05/09/11	80
HSBC Bank PLC	USD	100	TRY	155	07/27/11	1
HSBC Bank PLC	USD	100	TRY	154	07/27/11	—
HSBC Bank PLC	USD	500	TRY	773	07/27/11	1
HSBC Bank PLC	AUD	2,602	NZD	3,492	06/15/11	(19)
HSBC Bank PLC	AUD	4,331	USD	4,339	06/15/11	(383)
HSBC Bank PLC	AUD	5,033	USD	5,163	06/15/11	(324)
HSBC Bank PLC	CHF	4,015	EUR	3,060	06/15/11	(116)
HSBC Bank PLC	CHF	4,008	GBP	2,720	06/15/11	(94)
HSBC Bank PLC	EUR	3,081	CAD	4,234	06/15/11	(88)
HSBC Bank PLC	EUR	3,055	GBP	2,704	06/15/11	(6)
HSBC Bank PLC	EUR	3,058	JPY	364,859	06/15/11	(25)
HSBC Bank PLC	EUR	1,557	SEK	13,958	06/15/11	1
HSBC Bank PLC	EUR	2,358	SEK	20,815	06/15/11	(51)
HSBC Bank PLC	EUR	—	USD	6	05/02/11	6
HSBC Bank PLC	EUR	3,040	USD	4,341	05/10/11	(160)
HSBC Bank PLC	EUR	2,200	USD	3,090	06/15/11	(165)
HSBC Bank PLC	EUR	2,345	USD	3,217	06/15/11	(253)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	165

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	GBP	2,699	EUR	3,141	06/15/11	141
HSBC Bank PLC	GBP	1,240	JPY	171,371	06/15/11	43
HSBC Bank PLC	GBP	885	USD	1,429	06/15/11	(48)
HSBC Bank PLC	GBP	2,765	USD	4,405	06/15/11	(211)
HSBC Bank PLC	JPY	182,071	NZD	2,768	06/15/11	(11)
HSBC Bank PLC	JPY	368,067	SEK	27,376	06/15/11	(18)
HSBC Bank PLC	JPY	149,582	USD	1,801	06/15/11	(43)
HSBC Bank PLC	JPY	362,067	USD	4,409	06/15/11	(55)
HSBC Bank PLC	NOK	12,423	JPY	179,552	06/15/11	(148)
HSBC Bank PLC	NOK	12,692	JPY	184,897	06/15/11	(133)
HSBC Bank PLC	NOK	25,239	USD	4,439	06/15/11	(360)
HSBC Bank PLC	NZD	4,213	EUR	2,212	06/15/11	(127)
HSBC Bank PLC	SEK	14,393	EUR	1,589	06/15/11	(26)
HSBC Bank PLC	SEK	27,806	EUR	3,098	06/15/11	(8)
HSBC Bank PLC	SEK	68,421	USD	10,834	06/15/11	(464)
JPMorgan Chase Bank	USD	—	AUD	—	05/02/11	—
JPMorgan Chase Bank	USD	52	AUD	50	05/10/11	3
JPMorgan Chase Bank	USD	44	CAD	42	05/02/11	—
JPMorgan Chase Bank	USD	72	CAD	68	05/04/11	—
JPMorgan Chase Bank	USD	2,803	CAD	2,690	05/10/11	39
JPMorgan Chase Bank	USD	4,244	CAD	4,147	06/15/11	135
JPMorgan Chase Bank	USD	1,457	CNY	9,499	06/15/11	12
JPMorgan Chase Bank	USD	1,460	EUR	1,000	05/10/11	21
JPMorgan Chase Bank	USD	5,088	EUR	3,525	05/10/11	132
JPMorgan Chase Bank	USD	3,427	EUR	2,422	06/15/11	156
JPMorgan Chase Bank	USD	4,402	EUR	3,201	06/15/11	334
JPMorgan Chase Bank	USD	4,405	EUR	3,202	06/15/11	332
JPMorgan Chase Bank	USD	8,831	EUR	6,224	06/15/11	377
JPMorgan Chase Bank	USD	4,436	GBP	2,703	06/15/11	76
JPMorgan Chase Bank	USD	200	IDR	1,742,400	07/27/11	—
JPMorgan Chase Bank	USD	200	IDR	1,743,400	07/27/11	1
JPMorgan Chase Bank	USD	200	INR	9,308	05/09/11	10
JPMorgan Chase Bank	USD	400	INR	18,208	05/09/11	11
JPMorgan Chase Bank	USD	—	JPY	—	05/02/11	—
JPMorgan Chase Bank	USD	1,465	JPY	120,804	05/10/11	24
JPMorgan Chase Bank	USD	1,935	JPY	159,628	06/15/11	33
JPMorgan Chase Bank	USD	1,630	JPY	136,543	07/14/11	54
JPMorgan Chase Bank	USD	300	KRW	339,600	05/09/11	17
JPMorgan Chase Bank	USD	800	KRW	896,836	05/09/11	37
JPMorgan Chase Bank	USD	6,360	KRW	7,000,000	08/12/11	130
JPMorgan Chase Bank	USD	3,536	NOK	19,932	06/15/11	253
JPMorgan Chase Bank	USD	3,536	SEK	22,527	06/15/11	183
JPMorgan Chase Bank	USD	2,592	SGD	3,300	05/09/11	104
JPMorgan Chase Bank	USD	2,603	SGD	3,300	05/09/11	93
JPMorgan Chase Bank	USD	100	TRY	155	07/27/11	—
JPMorgan Chase Bank	USD	100	TRY	154	07/27/11	—
JPMorgan Chase Bank	USD	500	TRY	774	07/27/11	1
JPMorgan Chase Bank	AUD	2,665	NZD	3,585	05/10/11	(18)
JPMorgan Chase Bank	BRL	16,000	USD	9,731	07/14/11	(367)
JPMorgan Chase Bank	CAD	2,948	USD	3,082	06/15/11	(30)
JPMorgan Chase Bank	CAD	42	USD	44	06/20/11	—
JPMorgan Chase Bank	EUR	3,143	CHF	4,070	06/15/11	56
JPMorgan Chase Bank	EUR	8,330	USD	11,934	05/10/11	(401)

See accompanying notes which are an integral part of the financial statements.

166	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	EUR	3,068	USD	4,322	05/12/11	(220)
JPMorgan Chase Bank	EUR	9,500	USD	13,596	05/12/11	(471)
JPMorgan Chase Bank	EUR	3,079	USD	4,397	06/15/11	(158)
JPMorgan Chase Bank	EUR	3,184	USD	4,394	06/15/11	(316)
JPMorgan Chase Bank	EUR	3,710	USD	5,172	06/15/11	(318)
JPMorgan Chase Bank	EUR	3,337	USD	4,815	07/18/11	(117)
JPMorgan Chase Bank	GBP	1,925	EUR	2,187	06/15/11	22
JPMorgan Chase Bank	GBP	6,360	USD	10,386	05/10/11	(237)
JPMorgan Chase Bank	GBP	2,978	USD	4,789	05/16/11	(185)
JPMorgan Chase Bank	JPY	181,697	AUD	2,062	06/15/11	7
JPMorgan Chase Bank	KRW	7,000,000	USD	6,394	05/09/11	(135)
JPMorgan Chase Bank	MXN	37,090	USD	3,136	05/10/11	(84)
JPMorgan Chase Bank	NOK	22,546	EUR	2,875	06/15/11	(32)
Morgan Stanley & Co., Inc.	USD	4,380	AUD	4,355	06/15/11	368
Morgan Stanley & Co., Inc.	USD	209	CAD	200	05/02/11	2
Morgan Stanley & Co., Inc.	USD	297	CHF	277	05/05/11	24
Morgan Stanley & Co., Inc.	USD	100	KRW	111,350	05/09/11	4
Morgan Stanley & Co., Inc.	USD	100	KRW	112,400	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	112,900	05/09/11	5
Morgan Stanley & Co., Inc.	USD	200	KRW	224,500	05/09/11	9
Morgan Stanley & Co., Inc.	USD	200	KRW	224,120	05/09/11	9
Morgan Stanley & Co., Inc.	USD	300	KRW	336,345	05/09/11	14
Morgan Stanley & Co., Inc.	USD	300	KRW	338,760	05/09/11	16
Morgan Stanley & Co., Inc.	USD	300	KRW	336,180	05/09/11	14
Morgan Stanley & Co., Inc.	USD	400	KRW	451,720	05/09/11	21
Morgan Stanley & Co., Inc.	USD	1,000	KRW	1,109,000	05/09/11	34
Morgan Stanley & Co., Inc.	USD	17,091	MXN	202,887	07/07/11	429
Morgan Stanley & Co., Inc.	USD	9,833	NZD	13,044	06/15/11	692
Morgan Stanley & Co., Inc.	USD	99	SEK	635	05/05/11	6
Morgan Stanley & Co., Inc.	USD	3,537	ZAR	24,163	07/28/11	100
Morgan Stanley & Co., Inc.	AUD	2,665	NZD	3,555	05/10/11	(43)
Morgan Stanley & Co., Inc.	EUR	3,051	GBP	2,710	06/15/11	11
Morgan Stanley & Co., Inc.	MXN	202,887	USD	17,178	05/16/11	(426)
Morgan Stanley & Co., Inc.	NZD	3,864	USD	2,816	06/15/11	(302)
Royal Bank of Canada	USD	100	CAD	96	05/02/11	1
Royal Bank of Canada	USD	100	CAD	95	05/02/11	1
Royal Bank of Canada	USD	100	CAD	95	05/02/11	1
Royal Bank of Canada	USD	200	CAD	191	05/02/11	2
Royal Bank of Canada	USD	100	CAD	96	06/20/11	1
Royal Bank of Canada	USD	1,349	EUR	909	05/03/11	(2)
Royal Bank of Canada	USD	4,433	EUR	3,046	06/15/11	73
Royal Bank of Canada	CAD	2,195	EUR	1,589	06/15/11	33
Royal Bank of Canada	CAD	3,181	EUR	2,351	06/15/11	120
Royal Bank of Canada	CAD	4,229	EUR	3,004	06/15/11	(21)
Royal Bank of Canada	CAD	4,272	EUR	3,049	06/15/11	—
Royal Bank of Canada	CAD	2,992	USD	3,080	06/15/11	(80)
Royal Bank of Canada	CAD	4,254	USD	4,463	06/15/11	(28)
Royal Bank of Canada	CAD	4,357	USD	4,424	06/15/11	(177)
Royal Bank of Canada	CHF	1,985	EUR	1,558	06/15/11	10
Royal Bank of Canada	EUR	1,171	CAD	1,588	06/15/11	(55)
Royal Bank of Canada	EUR	3,096	CAD	4,261	06/15/11	(82)
Royal Bank of Canada	EUR	6,110	USD	8,862	06/15/11	(177)
Royal Bank of Canada	EUR	909	USD	1,346	07/18/11	2

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	167

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Canada	GBP	772	CAD	1,218	06/15/11	(3)
Royal Bank of Scotland PLC	USD	5,018	AUD	4,656	05/31/11	68
Royal Bank of Scotland PLC	USD	3,366	AUD	3,380	06/15/11	319
Royal Bank of Scotland PLC	USD	14,739	CAD	14,579	06/15/11	654
Royal Bank of Scotland PLC	USD	3,222	EUR	2,350	06/15/11	255
Royal Bank of Scotland PLC	USD	4,400	EUR	3,088	06/15/11	168
Royal Bank of Scotland PLC	USD	4,425	EUR	3,123	06/15/11	195
Royal Bank of Scotland PLC	USD	4,442	EUR	3,044	06/15/11	62
Royal Bank of Scotland PLC	USD	4,420	NOK	24,662	06/15/11	269
Royal Bank of Scotland PLC	USD	7,952	PHP	345,185	06/15/11	93
Royal Bank of Scotland PLC	USD	1,025	TWD	29,906	07/01/11	20
Royal Bank of Scotland PLC	EUR	3,058	CHF	3,944	06/15/11	37
Royal Bank of Scotland PLC	EUR	2,065	SEK	18,354	06/15/11	(24)
Royal Bank of Scotland PLC	EUR	3,087	USD	4,431	06/15/11	(136)
Royal Bank of Scotland PLC	EUR	1,525	USD	2,197	07/18/11	(57)
Royal Bank of Scotland PLC	JPY	372,416	USD	4,409	06/15/11	(183)
State Street Bank & Trust Co.	USD	3,522	EUR	2,503	05/12/11	183
State Street Bank & Trust Co.	USD	5,378	GBP	3,346	05/16/11	210
State Street Bank & Trust Co.	USD	8,849	JPY	708,327	06/15/11	(115)
State Street Bank & Trust Co.	GBP	2,084	USD	3,326	06/15/11	(153)
UBS AG	USD	17,066	BRL	27,589	08/02/11	286
UBS AG	USD	2,824	CHF	2,603	06/15/11	186
UBS AG	USD	4,439	CHF	3,996	06/15/11	181
UBS AG	USD	14,607	CHF	13,462	06/15/11	961
UBS AG	USD	4,397	EUR	3,127	06/15/11	229
UBS AG	USD	1,603	GBP	993	06/15/11	55
UBS AG	USD	4,405	GBP	2,717	06/15/11	131
UBS AG	USD	3,350	JPY	274,710	06/15/11	37
UBS AG	BRL	27,589	USD	17,286	06/02/11	(224)
UBS AG	CHF	3,330	CAD	3,550	06/15/11	(102)
UBS AG	CHF	3,023	EUR	2,356	06/15/11	(10)
UBS AG	CHF	4,036	EUR	3,081	06/15/11	(109)
UBS AG	CHF	2,654	USD	2,806	06/15/11	(263)
UBS AG	CHF	4,066	USD	4,424	06/15/11	(278)
UBS AG	CHF	9,755	USD	10,257	06/15/11	(1,023)
UBS AG	EUR	1,526	CHF	1,984	06/15/11	37
UBS AG	EUR	3,116	CHF	3,962	06/15/11	(28)
UBS AG	EUR	3,126	CHF	3,995	06/15/11	(5)
UBS AG	EUR	3,165	CHF	3,985	06/15/11	(74)
UBS AG	EUR	6,310	GBP	5,414	06/15/11	(297)
UBS AG	EUR	3,313	USD	4,895	06/15/11	(6)
UBS AG	GBP	2,734	EUR	3,123	06/15/11	56
UBS AG	JPY	259,905	USD	3,083	06/15/11	(122)
UBS AG	NZD	2,694	JPY	178,413	06/15/11	26
Westpac Banking Corp.	USD	4,384	AUD	4,415	06/15/11	429
Westpac Banking Corp.	USD	4,414	AUD	4,126	06/15/11	84
Westpac Banking Corp.	USD	8,950	AUD	9,089	06/15/11	959
Westpac Banking Corp.	USD	2,645	CHF	2,460	06/15/11	200
Westpac Banking Corp.	USD	4,399	EUR	3,060	06/15/11	128
Westpac Banking Corp.	USD	4,433	EUR	3,110	06/15/11	168
Westpac Banking Corp.	USD	8,767	EUR	6,272	06/15/11	512
Westpac Banking Corp.	USD	8,828	EUR	6,088	06/15/11	179
Westpac Banking Corp.	USD	1,591	NZD	2,114	06/15/11	115

See accompanying notes which are an integral part of the financial statements.

168	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Westpac Banking Corp.	USD	2,218	NZD	2,801	06/15/11	43
Westpac Banking Corp.	USD	4,399	NZD	6,023	06/15/11	461
Westpac Banking Corp.	USD	4,406	NZD	6,040	06/15/11	468
Westpac Banking Corp.	AUD	4,218	NZD	5,622	06/15/11	(62)
Westpac Banking Corp.	AUD	1,842	USD	1,838	06/15/11	(170)
Westpac Banking Corp.	AUD	4,473	USD	4,371	06/15/11	(505)
Westpac Banking Corp.	CAD	1,600	JPY	132,584	06/15/11	(54)
Westpac Banking Corp.	EUR	3,143	NZD	5,946	06/15/11	148
Westpac Banking Corp.	JPY	365,552	EUR	3,124	06/15/11	114
Westpac Banking Corp.	NOK	22,972	USD	4,227	06/15/11	(140)
Westpac Banking Corp.	NZD	5,661	AUD	4,211	06/15/11	22
Westpac Banking Corp.	NZD	2,658	JPY	157,431	06/15/11	(204)
Westpac Banking Corp.	NZD	4,818	USD	3,689	06/15/11	(199)
Westpac Banking Corp.	NZD	6,145	USD	4,412	06/15/11	(546)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,471

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	73,600	Three Month LIBOR	1.626%	11/05/14	901
Bank of America	USD	63,500	Three Month LIBOR	2.116%	11/23/14	239
Bank of America	USD	61,400	2.755%	Three Month LIBOR	11/05/17	(1,682)
Bank of America	USD	56,700	3.587%	Three Month LIBOR	11/23/19	(677)
Bank of America	USD	6,300	Three Month LIBOR	3.500%	06/15/21	(39)
Bank of America	USD	16,900	Three Month LIBOR	3.575%	11/05/22	742
Bank of America	USD	20,400	Three Month LIBOR	4.206%	11/23/27	429
Bank of America	USD	500	Three Month LIBOR	4.250%	06/15/41	(5)
Barclays Bank PLC	BRL	800	10.835%	Brazil Interbank Deposit Rate	01/02/12	7
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	201
Barclays Bank PLC	GBP	24,450	Six Month LIBOR	1.750%	06/15/14	517
Barclays Bank PLC	GBP	14,940	Six Month LIBOR	3.109%	07/06/16	(262)
Barclays Bank PLC	GBP	14,640	Six Month LIBOR	3.230%	07/25/16	(355)
Barclays Bank PLC	GBP	25,400	3.917%	Six Month LIBOR	07/06/21	739
Barclays Bank PLC	GBP	24,940	4.026%	Six Month LIBOR	07/25/21	1,033
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(207)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(193)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(703)
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(1,506)
Barclays Bank PLC	GBP	12,900	Six Month LIBOR	4.198%	07/06/26	(489)
Barclays Bank PLC	GBP	12,690	Six Month LIBOR	4.298%	07/25/26	(688)
Barclays Bank PLC	EUR	8,970	Six Month EURIBOR	4.085%	04/23/40	(33)
Barclays Bank PLC	EUR	2,020	Six Month EURIBOR	3.940%	05/12/40	52
Barclays Bank PLC	EUR	3,270	Six Month EURIBOR	3.953%	05/12/40	75
Barclays Bank PLC	EUR	2,390	Six Month EURIBOR	3.935%	05/14/40	64
Barclays Bank PLC	USD	1,100	Three Month LIBOR	4.250%	06/15/41	(10)
BNP Paribas	BRL	4,500	11.390%	Brazil Interbank Deposit Rate	01/02/12	19
BNP Paribas	BRL	1,200	12.480%	Brazil Interbank Deposit Rate	01/02/13	11
BNP Paribas	BRL	1,500	11.880%	One Month LIBOR	01/02/13	5
BNP Paribas	BRL	13,600	12.800%	Brazil Interbank Deposit Rate	01/02/13	199
BNP Paribas	BRL	1,700	12.110%	One Month LIBOR	01/02/14	7

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	169

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

BNP Paribas	USD	500	Three Month LIBOR	4.250%	06/15/41	(5)
Citibank	AUD	26,400	4.500%	Three Month BBSW	06/15/11	31
Citibank	GBP	12,300	1.750%	Six Month LIBOR	06/15/14	(260)
Citibank	GBP	24,450	1.750%	Six Month LIBOR	06/15/14	(517)
Citibank	EUR	9,800	2.096%	Six Month EURIBOR	11/05/15	(460)
Citibank	EUR	9,250	Six Month EURIBOR	3.850%	04/23/20	115
Citibank	EUR	19,175	Six Month EURIBOR	3.850%	04/23/20	239
Citibank	EUR	20,020	Six Month EURIBOR	3.850%	04/23/20	249
Citibank	USD	3,200	Three Month LIBOR	3.500%	06/15/21	(20)
Citibank	EUR	2,875	3.600%	Six Month EURIBOR	04/23/40	(272)
Citibank	EUR	5,900	3.600%	Six Month EURIBOR	04/23/40	(558)
Citibank	EUR	5,950	3.600%	Six Month EURIBOR	04/23/40	(562)
Citibank	EUR	8,980	Six Month EURIBOR	4.119%	04/23/40	(95)
Citibank	EUR	3,320	Six Month EURIBOR	4.044%	05/14/40	15
Citibank	USD	10,800	Three Month LIBOR	4.250%	06/15/41	(100)
Credit Suisse Financial Products	USD	400	Three Month LIBOR	4.250%	06/15/41	(4)
Credit Suisse Financial Products	EUR	32,800	Six Month EURIBOR	3.010%	03/04/14	64
Credit Suisse Financial Products	EUR	48,400	Six Month EURIBOR	3.205%	03/04/14	(36)
Credit Suisse Financial Products	EUR	49,800	Six Month EURIBOR	3.010%	03/04/14	97
Credit Suisse Financial Products	EUR	32,200	Six Month EURIBOR	3.240%	03/11/14	(35)
Credit Suisse Financial Products	EUR	50,100	Six Month EURIBOR	3.120%	03/18/14	35
Credit Suisse Financial Products	GBP	8,880	1.750%	Six Month LIBOR	06/15/14	(188)
Credit Suisse Financial Products	MXN	54,800	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	97
Credit Suisse Financial Products	GBP	1,800	3.168%	Six Month LIBOR	02/08/16	77
Credit Suisse Financial Products	GBP	1,500	3.210%	Six Month LIBOR	02/15/16	68
Credit Suisse Financial Products	GBP	3,000	3.201%	Six Month LIBOR	02/16/16	133
Credit Suisse Financial Products	GBP	3,330	3.124%	Six Month LIBOR	02/18/16	127
Credit Suisse Financial Products	EUR	22,600	3.350%	Six Month EURIBOR	03/04/16	(113)
Credit Suisse Financial Products	EUR	33,300	3.520%	Six Month EURIBOR	03/04/16	60
Credit Suisse Financial Products	EUR	34,200	3.350%	Six Month EURIBOR	03/04/16	(171)
Credit Suisse Financial Products	EUR	22,200	3.536%	Six Month EURIBOR	03/11/16	48
Credit Suisse Financial Products	EUR	34,400	3.445%	Six Month EURIBOR	03/18/16	(60)
Credit Suisse Financial Products	GBP	4,940	Six Month LIBOR	2.500%	06/15/16	134
Credit Suisse Financial Products	USD	6,020	1.750%	Three Month LIBOR	06/15/16	(143)
Credit Suisse Financial Products	GBP	27,740	Six Month LIBOR	2.500%	06/15/16	752
Credit Suisse Financial Products	USD	33,500	1.750%	Three Month LIBOR	06/15/16	(794)
Credit Suisse Financial Products	EUR	5,200	Six Month EURIBOR	3.735%	03/04/20	37
Credit Suisse Financial Products	EUR	7,700	Six Month EURIBOR	3.880%	03/04/20	(41)
Credit Suisse Financial Products	EUR	7,900	Six Month EURIBOR	3.735%	03/04/20	57
Credit Suisse Financial Products	EUR	5,100	Six Month EURIBOR	3.870%	03/11/20	(21)
Credit Suisse Financial Products	EUR	7,900	Six Month EURIBOR	3.805%	03/18/20	15
Credit Suisse Financial Products	EUR	7,040	Six Month EURIBOR	3.850%	04/23/20	88
Credit Suisse Financial Products	EUR	7,190	Six Month EURIBOR	3.850%	04/23/20	90
Credit Suisse Financial Products	EUR	10,740	Six Month EURIBOR	3.850%	04/23/20	134
Credit Suisse Financial Products	EUR	14,340	Six Month EURIBOR	3.850%	04/23/20	179
Credit Suisse Financial Products	EUR	20,910	Six Month EURIBOR	3.850%	04/23/20	260
Credit Suisse Financial Products	EUR	108,665	3.850%	Six Month EURIBOR	04/23/20	(1,354)
Credit Suisse Financial Products	EUR	2,150	3.600%	Six Month EURIBOR	04/23/40	(203)
Credit Suisse Financial Products	EUR	3,240	3.600%	Six Month EURIBOR	04/23/40	(306)
Credit Suisse Financial Products	EUR	4,400	3.600%	Six Month EURIBOR	04/23/40	(416)
Credit Suisse Financial Products	EUR	6,520	3.600%	Six Month EURIBOR	04/23/40	(616)
Credit Suisse Financial Products	EUR	1,900	Six Month EURIBOR	3.630%	08/06/40	165
Deutsche Bank	KRW	3,100,000	3.870%	Korean Interbank Offer Rate	06/12/11	(12)
Deutsche Bank	AUD	500	4.500%	Three Month BBSW	06/15/11	1

See accompanying notes which are an integral part of the financial statements.

170	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	KRW	15,700,000	3.693%	Korean Interbank Offer Rate	06/26/11	(55)
Deutsche Bank	KRW	6,577,024	3.620%	Korean Interbank Offer Rate	07/06/11	(22)
Deutsche Bank	KRW	10,988,604	3.626%	Three Month LIBOR	07/07/11	(37)
Deutsche Bank	EUR	38,300	Six Month EURIBOR	3.120%	03/18/14	26
Deutsche Bank	USD	148,700	Three Month LIBOR	1.645%	11/02/14	1,747
Deutsche Bank	USD	57,900	Three Month LIBOR	1.432%	02/28/15	477
Deutsche Bank	GBP	600	3.188%	Six Month LIBOR	02/11/16	26
Deutsche Bank	NZD	6,700	NZD-BBR-Telerate	4.688%	02/14/16	(58)
Deutsche Bank	NZD	1,300	NZD-BBR-Telerate	4.690%	02/15/16	(11)
Deutsche Bank	NZD	9,010	NZD-BBR-Telerate	4.700%	02/18/16	(80)
Deutsche Bank	NZD	7,400	NZD-BBR-Telerate	4.683%	02/22/16	(59)
Deutsche Bank	EUR	26,500	3.455%	Six Month EURIBOR	03/18/16	(35)
Deutsche Bank	USD	22,600	1.750%	Three Month LIBOR	06/15/16	(536)
Deutsche Bank	USD	29,900	1.750%	Three Month LIBOR	06/15/16	(709)
Deutsche Bank	USD	124,300	2.750%	Three Month LIBOR	11/02/17	(3,394)
Deutsche Bank	EUR	6,100	Six Month EURIBOR	3.815%	03/18/20	6
Deutsche Bank	USD	13,600	2.560%	Three Month LIBOR	10/20/20	(973)
Deutsche Bank	USD	4,100	Three Month LIBOR	3.500%	06/15/21	(25)
Deutsche Bank	USD	34,100	Three Month LIBOR	3.545%	11/02/22	1,571
Deutsche Bank	USD	1,500	Three Month LIBOR	3.250%	06/15/26	114
Deutsche Bank	USD	32,300	3.250%	Three Month LIBOR	06/15/26	(2,446)
Goldman Sachs	BRL	4,500	10.990%	Brazil Interbank Deposit Rate	01/02/12	34
Goldman Sachs	BRL	400	12.590%	Brazil Interbank Deposit Rate	01/02/13	4
Goldman Sachs	BRL	22,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	91
Goldman Sachs	BRL	1,800	12.650%	One Month LIBOR	01/02/14	36
Goldman Sachs	BRL	1,800	12.510%	Brazil Interbank Deposit Rate	01/02/14	29
Goldman Sachs	USD	2,500	Three Month LIBOR	4.250%	06/15/41	(23)
HSBC	USD	200	Three Month LIBOR	4.250%	06/15/41	(2)
HSBC	BRL	2,200	11.140%	One Month LIBOR	01/02/12	30
HSBC	BRL	3,100	11.360%	Brazil Interbank Deposit Rate	01/02/12	36
HSBC	BRL	23,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	95
HSBC	BRL	56,100	12.180%	Brazil Interbank Deposit Rate	01/02/13	566
HSBC	BRL	800	12.540%	One Month LIBOR	01/02/14	14
HSBC	USD	600	Three Month LIBOR	3.500%	06/15/21	(3)
JP Morgan	KRW	5,100,000	3.900%	Korean Interbank Offer Rate	06/15/11	(20)
JP Morgan	KRW	15,360,000	3.720%	Korean Interbank Offer Rate	06/22/11	(54)
JP Morgan	KRW	5,226,345	3.660%	Korean Interbank Offer Rate	07/08/11	(18)
JP Morgan	BRL	2,600	12.170%	Brazil Interbank Deposit Rate	01/02/13	26
JP Morgan	BRL	3,700	12.200%	One Month LIBOR	01/02/14	26
JP Morgan	GBP	3,270	1.750%	Six Month LIBOR	06/15/14	(69)
JP Morgan	EUR	10,660	2.250%	Six Month EURIBOR	06/15/16	(608)
JP Morgan	USD	21,700	1.750%	Three Month LIBOR	06/15/16	(514)
JP Morgan	USD	2,400	Three Month LIBOR	3.500%	06/15/21	(15)
JP Morgan	USD	8,900	Three Month LIBOR	2.750%	06/15/21	527
JP Morgan	USD	8,900	2.750%	Three Month LIBOR	06/15/21	(527)
JP Morgan	USD	30,800	Three Month LIBOR	3.250%	06/15/26	2,332
JP Morgan	EUR	1,790	Six Month EURIBOR	3.542%	08/07/40	187
JP Morgan	EUR	3,590	Six Month EURIBOR	3.417%	08/10/40	465
JP Morgan	EUR	8,460	2.920%	Six Month EURIBOR	08/10/40	(1,937)
JP Morgan	USD	500	Three Month LIBOR	4.250%	06/15/41	(5)
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	31
Merrill Lynch	BRL	4,800	10.990%	Brazil Interbank Deposit Rate	01/02/12	36
Merrill Lynch	BRL	9,400	11.900%	Brazil Interbank Deposit Rate	01/02/13	29
Morgan Stanley	BRL	2,400	11.630%	Brazil Interbank Deposit Rate	01/02/12	11

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	171

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Morgan Stanley	MXN	5,700	6.500%	Mexico Interbank 28 Day Deposit Rate	03/05/13	2
Morgan Stanley	USD	1,900	Three Month LIBOR	2.500%	06/15/16	(23)
Morgan Stanley	CAD	12,280	Canadian Dealer Offer Rate	2.250%	06/15/16	328
Morgan Stanley	USD	300	Three Month LIBOR	3.500%	06/15/21	(2)
Morgan Stanley	USD	2,500	Three Month LIBOR	4.250%	06/15/41	(23)
Royal Bank of Canada	AUD	600	4.500%	Three Month LIBOR	06/15/11	1
Royal Bank of Canada	CAD	11,100	Canadian Dealer Offer Rate	2.140%	11/03/15	189
Royal Bank of Canada	CAD	16,840	Canadian Dealer Offer Rate	2.115%	11/04/15	309
Royal Bank of Canada	EUR	14,810	2.118%	Six Month EURIBOR	11/08/15	(677)
Royal Bank of Canada	GBP	1,550	3.195%	Six Month LIBOR	02/09/16	70
Royal Bank of Canada	GBP	1,550	3.180%	Six Month LIBOR	02/10/16	68
Royal Bank of Scotland	USD	19,900	Three Month LIBOR	4.250%	06/15/41	(185)
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(24)
UBS	BRL	3,400	11.420%	Brazil Interbank Deposit Rate	01/02/12	16
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	196
UBS	BRL	1,600	12.070%	Brazil Interbank Deposit Rate	01/02/13	12
UBS	JPY	7,761,000	0.466%	Six Month LIBOR	02/06/13	88
UBS	BRL	1,700	12.250%	One Month LIBOR	01/02/14	15
UBS	JPY	5,154,000	Six Month LIBOR	0.628%	02/06/15	(261)
UBS	NZD	3,525	NZD-BBR-Telerate	4.635%	02/11/16	(25)
UBS	JPY	1,114,000	1.133%	Six Month LIBOR	02/06/19	123
UBS AG	USD	2,200	Three Month LIBOR	3.500%	06/15/21	(14)
UBS AG	USD	400	Three Month LIBOR	4.250%	06/15/41	(4)

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - ($3,408)						(9,088)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Bank of America	BNP Paribas	2.495%	USD	1,600	1.000%		09/20/11	(2)
Berkshire Hathaway	Deutsche Bank	4.397%	USD	17,100	1.000%		03/20/13	127
Darden Restaurants, Inc.	Citigroupglobal Markets, Inc.	7.207%	USD	275	(2.730%	)	03/20/14	(13)
Darden Restaurants, Inc.	Deutsche Bank	7.207%	USD	4,775	(2.250%	)	03/20/14	(167)
DR Horton, Inc.	Citibank	21.491%	USD	1,200	(1.000%	)	09/20/16	72
DR Horton, Inc.	Deutsche Bank	21.491%	USD	945	(1.000%	)	09/20/16	57
DR Horton, Inc.	Goldman Sachs	21.491%	USD	945	(1.000%	)	09/20/16	56
GE Capital Corp.	Citibank	6.310%	USD	600	4.800%		12/20/13	54
GE Capital Corp.	Deutsche Bank	9.999%	USD	300	1.000%		03/20/16	(1)
GE Capital Corp.	Deutsche Bank	10.393%	USD	1,625	1.000%		06/20/15	(9)
GE Capital Corp.	Morgan Stanley	10.406%	USD	900	1.000%		06/20/16	(1)
Home Depot	Citigroupglobal Markets, Inc.	3.667%	USD	4,695	(2.670%	)	03/20/14	(262)
Lowes	Citigroupglobal Markets, Inc.	3.132%	USD	4,900	(1.200%	)	03/20/14	(102)
Metlife, Inc.	Deutsche Bank	5.135%	USD	8,500	2.050%		03/20/13	182
Metlife, Inc.	UBS	5.135%	USD	8,500	2.050%		03/20/13	182
Metlife, Inc.	Deutsche Bank	10.248%	USD	2,300	1.000%		03/20/15	(11)
Metlife, Inc.	Deutsche Bank	10.248%	USD	1,200	1.000%		03/20/15	(6)
Metlife, Inc.	Deutsche Bank	10.248%	USD	1,300	1.000%		03/20/15	(6)
Morgan Stanley	Goldman Sachs	13.695%	USD	7,900	1.000%		03/20/16	(143)
Prudential	Deutsche Bank	5.028%	USD	8,500	2.300%		03/20/13	216
Prudential	UBS	5.028%	USD	8,500	2.300%		03/20/13	216

See accompanying notes which are an integral part of the financial statements.

172	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Target Corp	Credit Suisse First Boston	3.883%	USD	1,500	(1.000%	)	12/20/14	(27)
Target Corp	Deutsche Bank	3.883%	USD	1,505	(1.000%	)	12/20/14	(27)
Target Corp.	Credit Suisse First Boston	18.416%	USD	3,065	(1.000%	)	09/20/16	139

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($439)								524

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	5,455	(0.840%	)	10/12/52	434
CMBX AJ Index	Bank of America	USD	1,230	(0.840%	)	10/12/52	98
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	517
CMBX AJ Index	Credit Suisse First Boston	USD	1,410	(0.840%	)	10/12/52	112
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.840%	)	10/12/52	293
CMBX AJ Index	Goldman Sachs	USD	6,500	(0.840%	)	10/12/52	517
Dow Jones CDX Index	Bank of America	USD	7,600	1.000%		06/20/16	53
Dow Jones CDX Index	Bank of America	USD	900	5.000%		12/20/15	101
Dow Jones CDX Index	Barclays Bank PLC	USD	200	5.000%		06/20/16	29
Dow Jones CDX Index	Barclays Bank PLC	USD	800	5.000%		12/20/15	84
Dow Jones CDX Index	Barclays Bank PLC	USD	7,200	5.000%		06/20/15	743
Dow Jones CDX Index	Citibank	USD	1,059	0.401%		06/20/12	3
Dow Jones CDX Index	Citibank	USD	4,815	0.360%		06/20/12	12
Dow Jones CDX Index	Citibank	USD	4,911	0.355%		06/20/12	12
Dow Jones CDX Index	Credit Suisse Financial Products	USD	500	5.000%		06/20/15	52
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		12/20/15	96
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%		06/20/16	29
Dow Jones CDX Index	Deutsche Bank	USD	1,300	5.000%		06/20/15	134
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	12
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.708%		12/20/12	75
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	98
Dow Jones CDX Index	Goldman Sachs	USD	1,736	0.463%		06/20/13	13
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	21
Dow Jones CDX Index	HSBC	USD	400	5.000%		12/20/15	45
Dow Jones CDX Index	HSBC	USD	3,600	5.000%		06/20/15	371
Dow Jones CDX Index	JP Morgan	USD	1,447	0.553%		12/20/17	14
Dow Jones CDX Index	JP Morgan	USD	2,000	1.120%		12/20/12	26
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.580%		12/20/12	352
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.640%		12/20/12	367
Dow Jones CDX Index	Morgan Stanley	USD	6,200	5.000%		06/20/15	639
Dow Jones CDX Index	Morgan Stanley	USD	2,800	5.000%		12/20/15	314
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	579	0.548%		12/20/17	5

Total Market Value on Open Credit Indices Premiums Paid (Received) - $9,573							5,671

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	173

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	UBS	6.692%	USD	4,000	1.190%	08/20/13	34
Brazil Government International Bond	Barclays Bank PLC	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Deutsche Bank	9.155%	USD	1,300	1.000%	06/20/15	—
Brazil Government International Bond	Deutsche Bank	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Goldman Sachs	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Morgan Stanley	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Bank of America	9.567%	USD	1,800	1.000%	09/20/15	(3)
Brazil Government International Bond	Citibank	9.567%	USD	1,000	1.000%	09/20/15	(2)
Brazil Government International Bond	HSBC	9.567%	USD	500	1.000%	09/20/15	(1)
Brazil Government International Bond	JP Morgan	9.567%	USD	1,000	1.000%	09/20/15	(2)
Brazil Government International Bond	UBS	9.567%	USD	500	1.000%	09/20/15	(1)
Brazil Government International Bond	Barclays Bank PLC	10.259%	USD	1,700	1.000%	03/20/16	(4)
Brazil Government International Bond	Citibank	10.556%	USD	9,400	1.000%	06/20/16	(15)
Brazil Government International Bond	Credit Suisse Financial Products	10.556%	USD	6,500	1.000%	06/20/16	(10)
China Government International Bond	Bank of America	5.652%	USD	1,100	1.000%	06/20/15	14
China Government International Bond	Bank of America	5.652%	USD	400	1.000%	06/20/15	5
China Government International Bond	Citibank	5.652%	USD	300	1.000%	06/20/15	4
China Government International Bond	Royal Bank of Scotland	5.652%	USD	800	1.000%	06/20/15	10
China Government International Bond	Barclays Bank PLC	6.617%	USD	700	1.000%	03/20/16	10
China Government International Bond	BNP Paribas	6.617%	USD	300	1.000%	03/20/16	4
France Government International Bond	Bank of America	7.084%	USD	800	0.250%	03/20/16	(17)
France Government International Bond	Barclays Bank PLC	7.084%	USD	700	0.250%	03/20/16	(16)
France Government International Bond	Deutsche Bank	7.084%	USD	300	0.250%	03/20/16	(7)
France Government International Bond	Morgan Stanley	7.084%	USD	500	0.250%	03/20/16	(11)
France Government International Bond	Royal Bank of Scotland	7.084%	USD	500	0.250%	03/20/16	(11)
France Government International Bond	UBS	7.084%	USD	1,100	0.250%	03/20/16	(24)
Italy Government International Bond	Barclays Bank PLC	14.311%	USD	800	1.000%	03/20/16	(17)
Italy Government International Bond	Goldman Sachs	14.311%	USD	200	1.000%	03/20/16	(4)
Italy Government International Bond	Goldman Sachs	14.582%	USD	1,000	1.000%	06/20/16	(20)
Japan Government International Bond	Bank of America	7.596%	USD	200	1.000%	03/20/16	2
Japan Government International Bond	Bank of America	7.596%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	JP Morgan	7.596%	USD	700	1.000%	03/20/16	7
Japan Government International Bond	Goldman Sachs	7.930%	USD	1,700	1.000%	06/20/16	19
Kazakhstan Government International Bond	Citibank	13.600%	USD	300	1.000%	03/20/16	(5)
Kazakhstan Government International Bond	Deutsche Bank	13.600%	USD	300	1.000%	03/20/16	(5)
Kazakhstan Government International Bond	HSBC	13.600%	USD	400	1.000%	03/20/16	(7)
Mexico Government International Bond	Bank of America	8.909%	USD	300	1.000%	09/20/15	—
Mexico Government International Bond	Citibank	8.909%	USD	700	1.000%	09/20/15	1
Mexico Government International Bond	Barclays Bank PLC	9.525%	USD	5,000	1.000%	03/20/16	5
Mexico Government International Bond	Deutsche Bank	9.525%	USD	3,100	1.000%	03/20/16	3
Mexico Government International Bond	HSBC	9.525%	USD	4,700	1.000%	03/20/16	4
Mexico Government International Bond	JP Morgan	9.547%	USD	2,600	0.920%	03/20/16	(13)
Mexico Government International Bond	Citibank	9.789%	USD	11,200	1.000%	06/20/16	24
Mexico Government International Bond	Deutsche Bank	9.789%	USD	3,300	1.000%	06/20/16	7
Spain Government International Band	Bank of America	23.209%	USD	200	1.000%	03/20/16	(12)
Spain Government International Band	Goldman Sachs	23.209%	USD	200	1.000%	03/20/16	(12)
Spain Government International Band	Goldman Sachs	23.410%	USD	1,000	1.000%	06/20/16	(61)
United Kingdom Gilt	Deutsche Bank	4.167%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	Deutsche Bank	4.167%	USD	1,900	1.000%	12/20/14	33
United Kingdom Gilt	Morgan Stanley	4.167%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	JP Morgan	4.418%	USD	1,500	1.000%	03/20/15	26
United Kingdom Gilt	JP Morgan	4.418%	USD	800	1.000%	03/20/15	14
United Kingdom Gilt	Societe Generale	4.418%	USD	5,000	1.000%	03/20/15	89

See accompanying notes which are an integral part of the financial statements.

174	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

United Kingdom Gilt	Societe Generale	4.418%	USD	7,400	1.000%	03/20/15	132
United Kingdom Gilt	Deutsche Bank	5.497%	USD	600	1.000%	03/20/16	12

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($406)							184

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $8,728							6,379

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Long-Term Investments
Asset-Backed Securities	$—	$553,490	$3,152	$556,642	7.3
Corporate Bonds and Notes	—	1,392,152	7,552	1,399,704	18.4
International Debt	—	974,797	1,525	976,322	12.9
Loan Agreements	—	18,545	8	18,553	0.3
Mortgage-Backed Securities	—	3,144,755	5,546	3,150,301	41.5
Municipal Bonds	—	163,960	9,630	173,590	2.3
Non-US Bonds	—	123,002	—	123,002	1.6
United States Government Agencies	—	81,028	—	81,028	1.1
United States Government Treasuries	—	494,545	—	494,545	6.5
Common Stocks	1,298	—	—	1,298	—	*
Investments in Other Funds	—	—	25,844	25,844	0.4
Preferred Stocks	3,326	—	3,636	6,962	0.1
Options Purchased	—	87	—	87	—	*
Warrants & Rights	1,607	—	—	1,607	—	*
Short-Term Investments	—	1,413,826	—	1,413,826	18.6
Repurchase Agreements	—	92,700	—	92,700	1.2
Other Securities	—	206,358	—	206,358	2.7

Total Investments	6,231	8,659,245	56,893	8,722,369	114.9

Other Assets and Liabilities, Net					(14.9)

					100.0

Other Financial Instruments
Futures Contracts	12,850	—	—	12,850	0.2
Options Written	(278)	(5,395)	(1,276)	(6,949)	(0.1)
Foreign Currency Exchange Contracts	3	2,468	—	2,471	—	*
Interest Rate Swap Contracts	—	(5,680)	—	(5,680)	(0.1)
Credit Default Swap Contracts	—	(2,349)	—	(2,349)	—	*

Total Other Financial Instruments**	$12,575	$(10,956)	$(1,276)	$343

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, options, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2011were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

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Russell Strategic Bond Fund

Fair Value of Derivative Instruments – April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at Market Value*	$—	$—	$87
Unrealized appreciation on foreign currency exchange contracts	—	21,767	—
Daily variation margin on futures contracts**	—	—	15,343
Interest rate swap contracts, at market value	—	—	18,596
Credit default swap contracts, at market value	7,436	—	—

Total	$7,436	$21,767	$34,026

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$19,296	$—
Daily variation margin on futures contracts**	—	—	2,493
Interest rate swap contracts, at market value	—	—	27,684
Credit default swap contracts, at market value	1,057	—	—
Options written, at market value	—	—	6,949

Total	$1,057	$19,296	$37,126

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$244
Futures contracts	—	—	(37,412)
Options Written	—	—	(676)
Credit default swap contracts	4,611	—	—
Interest rate swap contracts	—	—	(1,614)
Foreign currency-related transactions	—	719	—

Total	$4,611	$719	$(39,458)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$—	$(1)
Futures contracts	—	—	16,247
Options Written	—	—	(2,153)
Credit default swap contracts	(3,114)	—	—
Interest rate swap contracts	—	—	(4,124)
Foreign currency-related transactions	—	3,550	—

Total	$(3,114)	$3,550	$9,988

*	Marked value of purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

***	Includes net realized gain (loss) on purchase options as reported in the Schedule of Investments.

****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

176	Russell Strategic Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,005.50	$1,020.83
Expenses Paid During Period*	$3.98	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,001.40	$1,017.11
Expenses Paid During Period*	$7.69	$7.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,005.70	$1,021.27
Expenses Paid During Period*	$3.53	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,006.90	$1,022.46
Expenses Paid During Period*	$2.34	$2.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

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Russell Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,006.60	$1,022.07
Expenses Paid During Period*	$2.74	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,007.00	$1,022.91
Expenses Paid During Period*	$1.89	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

178	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 88.6%
Asset-Backed Securities - 3.6%
Aames Mortgage Investment Trust Series 2005-3 Class A1 0.363% due 08/25/35 (Ê)(Þ)	23	35
Accredited Mortgage Loan Trust Series 2007-1 Class A4 0.433% due 02/25/37 (Ê)	2,583	1,140
ACE Securities Corp. Series 2005-SD3 Class A 0.613% due 08/25/45 (Ê)	127	120
Series 2006-HE4 Class A2A 0.273% due 10/25/36 (Ê)	52	17
Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class A1A 0.558% due 04/25/34 (Ê)	336	288
Series 2004-R10 Class A5 0.603% due 11/25/34 (Ê)	2	2
Series 2005-R10 Class A2B 0.433% due 12/25/35 (Ê)	681	662
Argent Securities, Inc. Series 2003-W9 Class M1 1.248% due 03/25/34 (Ê)	672	608
Asset Backed Funding Certificates Series 2006-HE1 Class A2A 0.273% due 01/25/37 (Ê)	11	11
Asset Backed Securities Corp. Home Equity Series 2003-HE7 Class M1 1.194% due 12/15/33 (Ê)	264	238
Series 2006-HE2 Class A1A 0.463% due 03/25/36 (Ê)	1,346	142
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A Class A 4.640% due 05/20/16 (Þ)	260	281
Series 2010-5A Class A 3.150% due 03/20/17 (Þ)	220	222
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	320
Bear Stearns Asset Backed Securities Trust Series 2003-1 Class A1 1.213% due 11/25/42 (Ê)	84	75
Series 2003-SD1 Class A 0.663% due 12/25/33 (Ê)	71	64
Series 2004-SD3 Class A3 0.783% due 09/25/34 (Ê)	219	197
Series 2005-TC2 Class A3 0.583% due 08/25/35 (Ê)	1,945	1,681
Series 2006-SD2 Class A2 0.413% due 06/25/36 (Ê)	95	93
Series 2007-HE5 Class 1A1 0.303% due 06/25/47 (Ê)	21	20
Series 2007-HE6 Class 1A1 1.463% due 08/25/37 (Ê)	609	358
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.313% due 05/25/37 (Ê)	112	99

	Principal Amount ($) or Shares	Market Value $
Series 2008-4 Class A3A 0.463% due 11/25/37 (Ê)	1,343	1,312
Brazos Higher Education Authority Series 2010-1 Class A2 1.512% due 02/25/35 (Ê)	1,500	1,429
Business Loan Express Series 2003-2A Class A 1.013% due 01/25/32 (Ê)(Þ)	187	136
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.533% due 10/25/35 (Ê)	104	98
Series 2006-NC3 Class A3 0.363% due 08/25/36 (Ê)	2,105	816
Centex Home Equity Series 2003-B Class AF4 3.735% due 02/25/32	2,253	2,134
Series 2006-A Class AV4 0.463% due 06/25/36 (Ê)	1,700	1,103
Citibank Omni Master Trust Series 2009-A8 Class A8 2.319% due 05/16/16 (Å)(Ê)	1,000	1,014
Citigroup Mortgage Loan Trust, Inc. Series 2006-SHL1 Class A1 0.413% due 11/25/45 (Ê)(Þ)	553	490
Series 2007-AHL3 Class A3A 0.273% due 07/25/45 (Ê)	151	124
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.693% due 12/25/31 (Ê)	66	35
Series 2005-4 Class MV1 0.673% due 10/25/35 (Ê)	825	800
Series 2006-6 Class 2A2 0.393% due 09/25/36 (Ê)	347	291
Series 2006-11 Class 1AF4 5.919% due 09/25/46	1	—
Series 2006-BC1 Class 1A 0.413% due 04/25/36 (Ê)	680	581
Series 2006-BC4 Class 2A2 0.373% due 11/25/36 (Ê)	2,026	1,570
Series 2007-7 Class 2A1 0.293% due 10/25/47 (Ê)	40	39
Countrywide Home Equity Loan Trust Series 2005-A Class 2A 0.459% due 04/15/35 (Ê)	146	83
Series 2005-G Class 2A 0.449% due 12/15/35 (Ê)	730	413
Series 2006-E Class 2A 0.359% due 07/15/36 (Ê)	461	298
Series 2007-GW Class A 0.769% due 08/15/37 (Ê)	238	199
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	548
Series 2005-CB5 Class AV2 0.473% due 08/25/35 (Ê)	70	65
Series 2007-RP1 Class A 0.523% due 05/25/46 (Ê)(Þ)	887	585

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Daimler Chrysler Auto Trust Series 2008-B Class A3B 1.714% due 09/10/12 (Ê)	59	59
Education Funding Capital Trust I Series 2003-3 Class A6 1.520% due 12/15/42 (Ê)	200	192
EFS Volunteer LLC Series 2010-1 Class A2 1.124% due 10/25/35 (Å)(Ê)	450	420
Ellington Loan Acquisition Trust Series 2007-1 Class A2A1 1.213% due 05/26/37 (Ê)(Þ)	371	344
Fannie Mae Grantor Trust Series 2003-T4 Class 1A 0.433% due 09/26/33 (Ê)	130	126
Fannie Mae Whole Loan Series 2003-W5 Class A 0.433% due 04/25/33 (Ê)	128	122
Series 2003-W9 Class A 0.453% due 06/25/33 (Ê)	188	178
GE-WMC Mortgage Securities LLC Series 2006-1 Class A2A 0.253% due 08/25/36 (Ê)	11	4
Greenpoint Manufactured Housing Series 2000-6 Class A3 2.253% due 11/22/31 (Ê)	325	269
Series 2001-2 Class IA2 2.258% due 02/20/32 (Ê)	300	252
Series 2001-2 Class IIA2 2.255% due 03/13/32 (Ê)	375	308
GSAA Trust Series 2006-2 Class 2A3 0.483% due 12/25/35 (Ê)	570	529
GSAMP Trust Series 2004-SEA2 Class A2B 0.763% due 03/25/34 (Ê)	934	906
Hertz Vehicle Financing LLC Series 2009-2A Class A2 5.290% due 03/25/16 (Þ)	280	309
Home Equity Asset Trust Series 2003-8 Class M1 1.293% due 04/25/34 (Ê)	566	486
Series 2006-8 Class 2A1 0.263% due 03/25/37 (Ê)	767	765
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.503% due 01/20/34 (Ê)	368	333
Series 2006-1 Class A1 0.373% due 01/20/36 (Ê)	1,560	1,421
Series 2006-2 Class A1 0.363% due 03/20/36 (Ê)	914	854
Series 2006-4 Class A3V 0.363% due 03/20/36 (Ê)	1,900	1,815
Series 2007-1 Class AS 0.413% due 03/20/36 (Ê)	1,559	1,425
Series 2007-2 Class A2V 0.373% due 07/20/36 (Ê)	1,432	1,414

	Principal Amount ($) or Shares	Market Value $
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.263% due 12/25/36 (Ê)	6	6
JP Morgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 0.343% due 11/25/36 (Ê)	2,575	2,104
Series 2007-CH3 Class A2 0.293% due 03/25/37 (Ê)	138	130
Keycorp Student Loan Trust Series 2002-A Class 1A2 0.501% due 08/27/31 (Ê)	1,075	954
Series 2003-A Class 1A2 0.534% due 10/25/32 (Ê)	741	697
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class A4 5.270% due 09/15/18	972	1,002
Lehman XS Trust Series 2005-1 Class 2A1 1.713% due 07/25/35 (Ê)	321	248
Series 2005-5N Class 1A1 0.513% due 11/25/35 (Ê)	363	273
Series 2005-7N Class 1A1B 0.513% due 12/25/35 (Ê)	296	116
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.773% due 10/25/34 (Ê)	34	28
Morgan Stanley ABS Capital I Series 2003-NC6 Class M1 1.413% due 06/25/33 (Ê)	402	361
Series 2003-NC7 Class M1 1.263% due 06/25/33 (Ê)	351	307
Series 2005-WMC1 Class M1 0.918% due 01/25/35 (Ê)	380	376
Series 2007-HE2 Class A2B 0.303% due 01/25/37 (Ê)	2,800	1,508
Series 2007-HE6 Class A1 0.273% due 05/25/37 (Ê)	62	53
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV1 0.333% due 04/25/37 (Ê)	67	65
Nelnet Student Loan Trust Series 2008-4 Class A4 1.754% due 04/25/24 (Ê)	490	503
Novastar Home Equity Loan Series 2003-3 Class A2C 1.273% due 12/25/33 (Ê)	347	311
Option One Mortgage Loan Trust Series 2007-4 Class 2A1 0.303% due 04/25/37 (Ê)	215	212
Series 2007-6 Class 2A1 0.273% due 07/25/37 (Ê)	154	148
Ownit Mortgage Loan Asset Backed Certificates Series 2006-6 Class A2C 0.373% due 09/25/37 (Ê)	2,390	890

180	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Park Place Securities, Inc. Series 2004-MHQ1 Class M1 0.913% due 12/25/34 (Ê)	1,440	1,390
Series 2004-WCW2 Class M1 0.833% due 10/25/34 (Ê)	845	827
Pennsylvania Higher Education Assistance Agency Series 2005-1 Class B1 Zero coupon due 04/25/45 (Ê)	900	756
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	207	187
RAAC Series Series 2006-RP2 Class A 0.463% due 02/25/37 (Ê)(Þ)	349	257
Renaissance Home Equity Loan Trust Series 2003-3 Class A 0.713% due 12/25/33 (Ê)	282	239
Series 2005-2 Class AF4 4.934% due 08/25/35	585	489
Series 2006-1 Class AF6 5.746% due 05/25/36	290	211
Residential Asset Mortgage Products, Inc. Series 2003-RS2 Class AII 0.893% due 03/25/33 (Ê)	78	56
Series 2003-RS3 Class AII 0.933% due 04/25/33 (Ê)	46	33
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	196	185
Series 2004-RZ1 Class AI7 4.030% due 01/25/33	1,362	1,341
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	400	370
Series 2001-KS1 Class AII 0.683% due 03/25/32 (Ê)	28	26
Series 2001-KS3 Class AII 0.673% due 09/25/31 (Ê)	38	30
Series 2003-KS4 Class AIIB 0.793% due 06/25/33 (Ê)	126	60
Series 2005-EMX3 Class M1 0.643% due 09/25/35 (Ê)	1,000	928
Series 2005-KS12 Class A2 0.463% due 01/25/36 (Ê)	1,396	1,297
SACO I, Inc. Series 2005-WM3 Class A1 0.733% due 09/25/35 (Ê)	45	20
Saxon Asset Securities Trust Series 2004-1 Class A 0.753% due 03/25/35 (Ê)	57	42
Series 2005-1 Class M1 0.673% due 05/25/35 (Ê)	338	268
Security National Mortgage Loan Trust Series 2006-3A Class A1 0.493% due 01/25/37 (Ê)(Þ)	184	168
Sierra Receivables Funding Co. LLC Series 2006-1A Class A2 0.363% due 05/20/18 (Ê)(Þ)	81	78

	Principal Amount ($) or Shares	Market Value $
SLM Student Loan Trust Series 2003-11 Class A6 0.600% due 12/15/25 (Ê)(Þ)	400	380
Series 2008-2 Class A1 0.574% due 01/25/15 (Ê)	46	46
Series 2008-6 Class A1 0.674% due 10/27/14 (Ê)	121	121
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	46	49
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2C 0.353% due 12/25/36 (Ê)	2,550	2,173
Specialty Underwriting & Residential Finance Series 2003-BC1 Class A 0.893% due 01/25/34 (Ê)	25	21
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	288	274
Series 2002-HF1 Class A 0.503% due 01/25/33 (Ê)	10	9
Series 2006-BC3 Class A2 0.263% due 10/25/36 (Ê)	15	14
Truman Capital Mortgage Loan Trust Series 2006-1 Class A 0.473% due 03/25/36 (Ê)(Þ)	780	585
Wells Fargo Home Equity Trust Series 2004-2 Class AI6 5.000% due 05/25/34	1,900	1,945

		58,534

Corporate Bonds and Notes - 18.4%
Abbott Laboratories 5.125% due 04/01/19	650	711
Air 2 US 8.027% due 10/01/19 (Þ)	407	408
Alcoa, Inc. 6.000% due 07/15/13 (Ñ)	30	33
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	433
Altria Group, Inc. 8.500% due 11/10/13	220	257
9.700% due 11/10/18	350	466
9.250% due 08/06/19	330	434
9.950% due 11/10/38	500	718
American Express Co. 7.000% due 03/19/18	200	237
8.125% due 05/20/19 (Ñ)	140	178
6.800% due 09/01/66 (Ñ)	170	177
American Express Credit Corp. 5.875% due 05/02/13	2,400	2,599
5.125% due 08/25/14	530	579
American International Group, Inc. 3.750% due 11/30/13 (Þ)	200	205
5.050% due 10/01/15	200	208

Russell Investment Grade Bond Fund	181

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.850% due 01/16/18	80	85
8.250% due 08/15/18	1,600	1,899
6.400% due 12/15/20	90	98
6.250% due 03/15/37	2,200	2,085
Anadarko Petroleum Corp. 5.950% due 09/15/16	420	469
Analog Devices, Inc. 5.000% due 07/01/14	755	829
Anheuser-Busch InBev Worldwide, Inc. 2.500% due 03/26/13 (Ñ)	1,970	2,019
5.375% due 01/15/20	2,450	2,694
5.000% due 04/15/20 (Ñ)	70	75
Apache Corp. 6.000% due 09/15/13	460	512
6.000% due 01/15/37	200	217
5.100% due 09/01/40 (Ñ)	160	153
Appalachian Power Co. Series O 5.650% due 08/15/12	175	184
ASIF Global Financing XIX 4.900% due 01/17/13 (Þ)	50	52
AT&T, Inc. 5.100% due 09/15/14	240	265
2.950% due 05/15/16	3,145	3,160
6.500% due 09/01/37	570	615
6.550% due 02/15/39	100	109
5.350% due 09/01/40 (Ñ)(Þ)	625	586
BAC Capital Trust XIV 5.630% due 09/29/49 (ƒ)(Ñ)	20	16
BAC Capital Trust XV 1.111% due 06/01/56 (Ê)	1,300	974
Baker Hughes, Inc. 7.500% due 11/15/18	510	644
Bank of America Corp. 4.875% due 09/15/12 (Ñ)	170	178
4.500% due 04/01/15	9,200	9,679
3.625% due 03/17/16 (Ñ)	325	327
6.000% due 09/01/17	655	717
5.750% due 12/01/17	950	1,025
7.625% due 06/01/19	370	437
5.625% due 07/01/20 (Ñ)	190	199
Series MTNL 5.650% due 05/01/18	2,310	2,460
Bank of America NA Series BKNT 0.590% due 06/15/16 (Ê)	1,200	1,134
0.610% due 06/15/17 (Ê)	1,340	1,223
6.100% due 06/15/17	1,500	1,633
6.000% due 10/15/36	300	301
BankAmerica Capital III Series* 0.848% due 01/15/27 (Ê)	700	568
BB&T Corp. 3.850% due 07/27/12	740	766
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	1,020	1,165
7.250% due 02/01/18	425	499

	Principal Amount ($) or Shares	Market Value $
Becton Dickinson and Co. 3.250% due 11/12/20	590	556
BellSouth Corp. 4.750% due 11/15/12	20	21
Berkshire Hathaway, Inc. 3.200% due 02/11/15	210	219
Boeing Capital Corp. 4.700% due 10/27/19	120	128
Boeing Co. (The) 4.875% due 02/15/20	760	820
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	156	167
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	90	103
CareFusion Corp. 4.125% due 08/01/12	600	619
Carolina Power & Light Co. 6.500% due 07/15/12 (Ñ)	5	5
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	727
CBS Corp. 4.300% due 02/15/21 (Ñ)	955	918
Celgene Corp. 3.950% due 10/15/20	745	713
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	100	130
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	141
Citigroup Capital XXI 8.300% due 12/21/57 (Ñ)	1,000	1,039
Citigroup, Inc. 5.500% due 08/27/12	500	526
5.625% due 08/27/12	300	315
5.300% due 10/17/12 (Ñ)	200	211
5.500% due 04/11/13	675	723
5.850% due 07/02/13	100	108
6.500% due 08/19/13	1,455	1,599
6.000% due 12/13/13	920	1,007
6.375% due 08/12/14	350	391
5.000% due 09/15/14 (Ñ)	1,840	1,948
5.500% due 10/15/14	80	87
6.010% due 01/15/15	30	33
6.000% due 08/15/17	300	331
6.125% due 11/21/17	1,980	2,195
6.125% due 05/15/18	670	740
8.500% due 05/22/19	100	125
6.125% due 08/25/36	500	494
6.875% due 03/05/38	1,510	1,705
8.125% due 07/15/39	975	1,255
Cleco Power LLC 6.000% due 12/01/40	1,100	1,065
Cliffs Natural Resources, Inc. 4.875% due 04/01/21	435	441
Clorox Co. 5.450% due 10/15/12	445	472

182	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Columbus Southern Power Co. Series C 5.500% due 03/01/13 (Ñ)	85	91
Comcast Corp. 6.500% due 01/15/15 (Ñ)	1,050	1,200
6.300% due 11/15/17	1,125	1,294
5.875% due 02/15/18	5	5
5.150% due 03/01/20	360	382
5.650% due 06/15/35	40	39
6.500% due 11/15/35	350	376
6.450% due 03/15/37 (Ñ)	60	64
6.950% due 08/15/37	40	45
6.550% due 07/01/39	1,050	1,134
6.400% due 03/01/40	210	223
ConocoPhillips 5.900% due 05/15/38 (Ñ)	60	65
ConocoPhillips Holding Co. 6.950% due 04/15/29	615	744
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	2,888	2,961
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	470	533
Corn Products International, Inc. 3.200% due 11/01/15	860	870
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12 (Ñ)	280	294
COX Communications, Inc. 5.450% due 12/15/14	210	234
Credit Suisse USA, Inc. 5.500% due 08/15/13 (Ñ)	115	126
CVS Caremark Corp. 6.600% due 03/15/19	700	812
6.250% due 06/01/27	815	900
CVS Pass-Through Trust 5.789% due 01/10/26 (Þ)	237	249
5.880% due 01/10/28	11	12
6.036% due 12/10/28	825	862
Daimler Finance NA LLC 1.950% due 03/28/14 (Þ)	515	518
Dell, Inc. 5.650% due 04/15/18 (Ñ)	475	528
4.625% due 04/01/21	1,340	1,348
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A 6.821% due 08/10/22	1,691	1,759
Delta Air Lines 2010-1 Class A Pass Through Trust Series 1A 6.200% due 07/02/18	1,013	1,046
Devon Energy Corp. 7.950% due 04/15/32	570	752

	Principal Amount ($) or Shares	Market Value $
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.125% due 02/15/16 (Ñ)	710	711
5.000% due 03/01/21	1,695	1,739
Dominion Resources, Inc. 5.700% due 09/17/12	455	484
8.875% due 01/15/19	390	501
4.450% due 03/15/21 (Ñ)	1,355	1,363
Dow Chemical Co. (The) 8.550% due 05/15/19	1,690	2,167
Duke Energy Carolinas LLC 5.625% due 11/30/12 (Ñ)	265	284
6.000% due 01/15/38	325	356
Duke Energy Corp. 6.300% due 02/01/14	225	251
3.950% due 09/15/14	410	434
Duke University 4.200% due 04/01/14	1,300	1,404
5.150% due 04/01/19	1,000	1,099
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	1,000	1,118
Energy Transfer Partners, LP 9.000% due 04/15/19	630	804
Enterprise Products Operating LLC 3.200% due 02/01/16	780	787
Series O 9.750% due 01/31/14	830	998
ERAC USA Finance LLC 2.250% due 01/10/14 (Þ)	1,385	1,392
7.000% due 10/15/37 (Þ)	570	634
Exelon Corp. 4.900% due 06/15/15 (Ñ)	865	927
5.625% due 06/15/35	310	294
Express Scripts, Inc. 3.125% due 05/15/16	430	431
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	1,035	1,043
7.200% due 07/15/48 (Þ)	700	685
Farmers Insurance Exchange 8.625% due 05/01/24 (Þ)	610	698
FirstEnergy Corp. Series C 7.375% due 11/15/31	1,105	1,227
Fortune Brands, Inc. 3.000% due 06/01/12	365	371
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	1,202
General Electric Capital Corp. 2.125% due 12/21/12 (Ñ)	1,070	1,098
2.800% due 01/08/13	1,545	1,586
5.900% due 05/13/14 (Ñ)	1,040	1,159
5.625% due 05/01/18 (Ñ)	1,270	1,391
4.375% due 09/16/20	1,920	1,894
4.625% due 01/07/21 (Ñ)	720	724
5.875% due 01/14/38	2,440	2,468
6.375% due 11/15/67	770	800
Series EMTN 0.595% due 03/20/14 (Ê)	800	780

Russell Investment Grade Bond Fund	183

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series GMTN 6.000% due 08/07/19 (Ñ)	400	445
6.875% due 01/10/39	2,100	2,409
Series MTNA 0.570% due 09/15/14 (Ê)	830	820
General Electric Co. 5.250% due 12/06/17	505	559
Gerdau Holdings, Inc. 7.000% due 01/20/20 (Þ)	600	660
Series REGS 7.000% due 01/20/20	1,200	1,320
GlaxoSmithKline Capital, Inc. 5.650% due 05/15/18	660	749
Goldman Sachs Capital II 5.793% due 06/01/43 (ƒ)	960	828
Goldman Sachs Group, Inc. (The) 3.625% due 08/01/12 (Ñ)	100	103
5.450% due 11/01/12	220	234
4.750% due 07/15/13	350	372
5.250% due 10/15/13 (Ñ)	150	162
3.625% due 02/07/16 (Ñ)	1,315	1,325
6.250% due 09/01/17	1,025	1,141
6.150% due 04/01/18	360	398
7.500% due 02/15/19	1,134	1,346
5.375% due 03/15/20	320	333
6.000% due 06/15/20 (Ñ)	290	314
5.950% due 01/15/27	250	250
6.450% due 05/01/36	125	126
6.750% due 10/01/37	2,850	2,954
6.250% due 02/01/41	850	872
GSPA Monetization Trust 6.422% due 10/09/29 (Þ)	688	658
Hartford Financial Services Group, Inc. 5.375% due 03/15/17	460	484
HCP, Inc. 3.750% due 02/01/16	555	566
6.300% due 09/15/16	500	560
6.700% due 01/30/18	1,025	1,160
Health Care REIT, Inc. 6.125% due 04/15/20 (Ñ)	1,700	1,827
5.250% due 01/15/22	1,065	1,069
6.500% due 03/15/41	750	746
Hess Corp. 8.125% due 02/15/19	480	608
7.875% due 10/01/29	110	139
7.300% due 08/15/31	215	258
Hewlett-Packard Co. 3.750% due 12/01/20	825	804
Historic TW, Inc. 8.050% due 01/15/16	565	666
Home Depot, Inc. 5.875% due 12/16/36	450	458
HSBC Finance Corp. 6.676% due 01/15/21 (Þ)	780	828
Humana, Inc. 7.200% due 06/15/18 (Ñ)	270	314
Hyundai Capital America 3.750% due 04/06/16 (Þ)	965	959

	Principal Amount ($) or Shares	Market Value $
ILFC E-Capital Trust II 6.250% due 12/21/65 (Ñ)(Þ)	290	249
International Business Machines Corp. 5.700% due 09/14/17	700	806
International Lease Finance Corp. 5.300% due 05/01/12 (Ñ)	200	204
5.625% due 09/20/13	400	410
6.500% due 09/01/14 (Þ)	1,940	2,056
6.750% due 09/01/16 (Þ)	1,500	1,598
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	95
6.000% due 10/01/17	1,000	1,116
JPMorgan Chase & Co. 5.375% due 10/01/12 (Ñ)	900	955
5.375% due 01/15/14	475	519
2.050% due 01/24/14	860	865
5.125% due 09/15/14 (Ñ)	935	1,012
5.150% due 10/01/15	520	564
JP Morgan Chase Capital XIII Series M 1.257% due 09/30/34 (Ê)	625	539
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	200	206
JP Morgan Chase Capital XXIII 1.313% due 05/15/47 (Ê)(Ñ)	3,495	2,938
6.000% due 01/15/18	425	473
4.250% due 10/15/20 (Ñ)	1,255	1,220
JPMorgan Chase Capital XXVII Series AA 7.000% due 11/01/39	930	969
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	1,085	1,208
8.270% due 11/15/21	425	489
Kellogg Co. 5.125% due 12/03/12	810	864
Kentucky Utilities Co. 5.125% due 11/01/40 (Þ)	555	542
Kerr-McGee Corp. 6.950% due 07/01/24	250	281
7.875% due 09/15/31	20	24
Kinder Morgan Energy Partners, LP 5.000% due 12/15/13 (Ñ)	115	125
3.500% due 03/01/16	735	750
6.000% due 02/01/17	60	68
6.950% due 01/15/38	625	698
Kraft Foods, Inc. 2.625% due 05/08/13 (Ñ)	4,900	5,045
6.125% due 02/01/18 (Ñ)	900	1,022
5.375% due 02/10/20	1,010	1,093
6.500% due 02/09/40	1,150	1,283
L-3 Communications Corp. 4.750% due 07/15/20	655	665
Lehman Brothers Holdings, Inc. 6.500% due 07/19/17 (Ø)	390	—
6.750% due 12/28/17 (Ø)	990	—
6.875% due 05/02/18 (Ø)	200	52

184	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lorillard Tobacco Co. 8.125% due 06/23/19	1,245	1,473
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	176
Marathon Petroleum Corp. 3.500% due 03/01/16 (Þ)	695	704
MBNA Capital A Series A 8.278% due 12/01/26	180	186
MBNA Capital B Series B 1.073% due 02/01/27 (Ê)	680	551
MBNA Corp. 6.125% due 03/01/13	445	476
McKesson Corp. 4.750% due 03/01/21 (Ñ)	550	568
Mead Johnson Nutrition Co. 4.900% due 11/01/19	50	52
Medtronic, Inc. 4.450% due 03/15/20	420	435
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	200	212
5.450% due 02/05/13	1,650	1,756
6.400% due 08/28/17	690	769
6.220% due 09/15/26	425	434
6.110% due 01/29/37	830	813
MetLife Institutional Funding II 1.201% due 04/04/14 (Å)(Ê)	1,900	1,905
MetLife, Inc. 6.750% due 06/01/16	650	761
4.750% due 02/08/21 (Ñ)	770	785
6.400% due 12/15/36	1,010	1,010
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	300	328
MidAmerican Energy Co. 5.800% due 10/15/36	300	314
Morgan Stanley 4.750% due 04/01/14 (Ñ)	250	263
6.000% due 05/13/14	680	745
3.800% due 04/29/16	655	657
0.726% due 10/18/16 (Ê)(Ñ)	2,335	2,215
5.450% due 01/09/17	600	642
5.550% due 04/27/17	410	441
6.250% due 08/28/17	300	332
6.625% due 04/01/18 (Ñ)	2,825	3,154
5.625% due 09/23/19	1,015	1,055
5.500% due 07/24/20 (Ñ)	1,730	1,767
Series GMTN 2.812% due 05/14/13 (Ê)	500	516
National City Bank Series BKNT 0.680% due 06/07/17 (Ê)	1,400	1,321
National Semiconductor Corp. 6.600% due 06/15/17	40	47
Nationsbank Capital Trust III 0.828% due 01/15/27 (Ê)	500	401
NBCUniversal Media LLC 3.650% due 04/30/15 (Þ)	1,830	1,895

	Principal Amount ($) or Shares	Market Value $
News America, Inc. 6.200% due 12/15/34	35	36
6.150% due 03/01/37	590	603
6.650% due 11/15/37 (Ñ)	20	21
6.150% due 02/15/41 (Ñ)(Þ)	775	790
8.250% due 10/17/96	65	77
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	4,500	4,749
Nisource Finance Corp. 6.400% due 03/15/18	250	282
Northern States Power Co. Series B 8.000% due 08/28/12	400	437
Ohio National Financial Services, Inc. 6.375% due 04/30/20 (Ñ)(Þ)	5,000	5,325
Oncor Electric Delivery Co. LLC 5.950% due 09/01/13	760	833
6.800% due 09/01/18	1,350	1,567
Oracle Corp. 5.750% due 04/15/18	1,250	1,422
Pacific Gas & Electric Co. 8.250% due 10/15/18	170	218
5.800% due 03/01/37	110	113
6.350% due 02/15/38	90	99
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	1,725	2,048
Pemex Project Funding Master Trust 6.625% due 06/15/35	430	437
PepsiCo, Inc. 7.900% due 11/01/18	101	129
4.875% due 11/01/40 (Ñ)	540	516
Pfizer, Inc. 6.200% due 03/15/19	710	828
Philip Morris International, Inc. 5.650% due 05/16/18	300	339
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	323
Progress Energy, Inc. 7.750% due 03/01/31	130	163
Prudential Financial, Inc. 3.875% due 01/14/15	535	559
6.200% due 11/15/40	670	716
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	1,675	2,066
Public Service Co. of New Mexico 7.950% due 05/15/18	675	764
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	889
Quest Diagnostics, Inc. 3.200% due 04/01/16 (Ñ)	70	71
Raytheon Co. 3.125% due 10/15/20	585	541
Reed Elsevier Capital, Inc. 8.625% due 01/15/19	450	574
Republic Services, Inc. 5.250% due 11/15/21	820	871
6.200% due 03/01/40	340	363

Russell Investment Grade Bond Fund	185

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Reynolds American, Inc. 7.625% due 06/01/16	220	263
Series* 7.250% due 06/01/12	40	43
Roche Holdings, Inc. 6.000% due 03/01/19 (Þ)	280	321
Safeway, Inc. 3.950% due 08/15/20 (Ñ)	810	781
Simon Property Group, LP 6.100% due 05/01/16	295	336
SLM Corp. 8.450% due 06/15/18 (Ñ)	1,000	1,135
Southern Copper Corp. 5.375% due 04/16/20 (Ñ)	375	381
Southern Natural Gas Co. 5.900% due 04/01/17 (Þ)	30	34
Southwestern Electric Power Co. 6.450% due 01/15/19 (Ñ)	770	867
State Street Capital Trust IV 1.310% due 06/15/37 (Ê)	100	84
State Street Corp. 4.956% due 03/15/18	620	651
Stone Street Trust 5.902% due 12/15/15 (Þ)	900	943
SunTrust Preferred Capital I 5.853% due 12/31/49 (ƒ)(Ñ)	156	129
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 (Þ)	310	359
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	1,605	1,935
Texas-New Mexico Power Co. 9.500% due 04/01/19 (Þ)	800	1,027
Time Warner Cable, Inc. 5.850% due 05/01/17	1,225	1,363
6.750% due 07/01/18	2,125	2,447
8.750% due 02/14/19	740	938
8.250% due 04/01/19	400	496
4.125% due 02/15/21 (Ñ)	120	115
6.750% due 06/15/39 (Ñ)	190	207
5.875% due 11/15/40	1,150	1,121
Time Warner Entertainment Co., LP Series* 8.375% due 07/15/33	105	133
Time Warner, Inc. 3.150% due 07/15/15	1,820	1,864
4.875% due 03/15/20 (Ñ)	920	953
4.700% due 01/15/21 (Ñ)	200	203
6.100% due 07/15/40 (Ñ)	30	31
Travelers Cos., Inc. (The) 6.250% due 06/15/37	500	546
Union Electric Co. 6.400% due 06/15/17	545	627
United Parcel Service, Inc. 4.500% due 01/15/13 (Ñ)	100	106
United Technologies Corp. 4.500% due 04/15/20	350	368
5.400% due 05/01/35 (Ñ)	70	73

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc. 6.000% due 06/15/17 (Ñ)	4	4
6.000% due 02/15/18	550	622
6.500% due 06/15/37	120	132
USB Capital IX 3.500% due 10/29/49 (Ê)(ƒ)	200	169
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	385	500
6.625% due 06/15/37	660	694
Verizon Communications, Inc. 5.500% due 02/15/18	430	473
6.100% due 04/15/18	680	775
4.600% due 04/01/21	480	491
6.400% due 02/15/38	800	866
6.000% due 04/01/41 (Ñ)	1,635	1,691
Verizon Global Funding Corp. 7.375% due 09/01/12	275	298
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	640	591
Wachovia Corp. 5.500% due 05/01/13	750	811
5.700% due 08/01/13 (Ñ)	725	791
5.250% due 08/01/14	460	499
5.625% due 10/15/16	400	442
Wal-Mart Stores, Inc. 5.800% due 02/15/18	410	472
6.200% due 04/15/38	90	99
5.000% due 10/25/40	738	697
Waste Management, Inc. 6.375% due 11/15/12	555	600
4.750% due 06/30/20	1,045	1,076
WEA Finance LLC 7.125% due 04/15/18 (Þ)	2,400	2,812
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	1,070	1,227
6.750% due 09/02/19 (Þ)	120	139
WellPoint, Inc. 5.875% due 06/15/17	30	34
7.000% due 02/15/19	440	524
Wells Fargo & Co. 3.625% due 04/15/15 (Ñ)	2,740	2,873
3.676% due 06/15/16	330	339
Series K 7.980% due 03/29/49 (ƒ)	900	990
Wells Fargo Capital X 5.950% due 12/15/36 (Ñ)	200	200
Wells Fargo Capital XV 9.750% due 09/29/49 (ƒ)	960	1,057
Williams Cos., Inc. (The) 7.875% due 09/01/21	601	761
7.750% due 06/15/31	850	1,032
Williams Partners, LP 5.250% due 03/15/20	140	149
WM Wrigley Jr Co. 3.050% due 06/28/13 (Þ)	5,000	5,102
Wyeth 5.950% due 04/01/37	350	379

186	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xerox Corp. 4.250% due 02/15/15	870	923
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	2,375	2,488

		297,998

International Debt - 7.7%
Abbey National Treasury Services PLC 2.875% due 04/25/14	1,785	1,798
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	200	248
America Movil SAB de CV 5.625% due 11/15/17 (Ñ)	180	203
5.000% due 03/30/20 (Ñ)	300	313
Anadarko Finance Co. Series B 7.500% due 05/01/31	615	704
Anglo American Capital PLC 4.450% due 09/27/20 (Ñ)(Þ)	700	710
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	1,600	1,747
ArcelorMittal 5.375% due 06/01/13	1,375	1,471
5.250% due 08/05/20 (Ñ)	1,930	1,940
Arkle Master Issuer PLC Series 2006-1A Class 4A2 0.404% due 02/17/52 (Ê)(Þ)	12,000	11,950
AstraZeneca PLC 5.900% due 09/15/17	300	347
Banco Santander Brasil SA 2.409% due 03/18/14 (Ê)(Þ)	900	904
4.500% due 04/06/15 (Þ)	100	102
4.250% due 01/14/16 (Þ)	500	500
Banco Santander Chile 1.875% due 01/19/16 (Ê)(Þ)	1,000	996
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	100	103
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	300	308
Bank of Nova Scotia 0.589% due 10/18/12	1,600	1,602
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	230	241
Bank of Tokyo-Mitsubishi UFJ, Ltd. 3.850% due 01/22/15 (Þ)	140	146
Banque Centrale de Tunisie SA 8.250% due 09/19/27	550	649
Banque PSA Finance Series 144a 2.203% due 04/04/14 (Ê)(Þ)	700	698
Barclays Bank PLC 2.375% due 01/13/14 (Ñ)	960	974
5.200% due 07/10/14	180	196
6.050% due 12/04/17 (Þ)	140	149
Barrick Gold Corp. 6.950% due 04/01/19	510	612

	Principal Amount ($) or Shares	Market Value $
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	200	203
6.500% due 03/10/21 (Þ)	400	408
BG Energy Capital PLC 4.000% due 12/09/20 (Þ)	845	839
BHP Billiton Finance USA, Ltd. 6.500% due 04/01/19 (Ñ)	890	1,066
BNP Paribas 3.600% due 02/23/16	1,125	1,144
5.186% due 06/29/49 (ƒ)(Þ)	1,900	1,872
Series BKNT 1.190% due 01/10/14 (Ê)	1,200	1,206
BP Capital Markets PLC 5.250% due 11/07/13	650	705
3.875% due 03/10/15	650	682
Braskem Finance, Ltd. 5.750% due 04/15/21 (Å)(Ñ)	300	299
Commonwealth Bank of Australia 3.750% due 10/15/14 (Þ)	250	262
5.000% due 10/15/19 (Þ)	110	115
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	400	486
6.150% due 10/24/36 (Þ)	100	110
Credit Agricole SA 2.625% due 01/21/14 (Þ)	350	354
8.375% due 10/29/49 (ƒ)(Ñ)(Þ)	660	721
Credit Suisse Guernsey Ltd. 5.860% due 05/29/49 (ƒ)	520	507
Series 1 1.003% due 05/29/49 (Ê)(ƒ)	725	579
Credit Suisse NY 5.000% due 05/15/13	1,000	1,072
5.500% due 05/01/14	500	553
6.000% due 02/15/18	500	543
Danske Bank A/S 2.500% due 05/10/12 (Ñ)(Þ)	300	305
Deutsche Bank AG 5.375% due 10/12/12 (Ñ)	350	372
6.000% due 09/01/17	1,000	1,132
Deutsche Telekom International Finance BV 5.750% due 03/23/16	540	610
Dexia Credit Local SA 0.753% due 04/29/14 (Ê)(Þ)	1,700	1,693
Diageo Capital PLC 4.828% due 07/15/20	980	1,023
Dryden Leveraged Loan CDO 2002-II Series 2003-5A Class A 0.849% due 12/22/15 (Å)(Ê)	414	408
Electricite De France 5.500% due 01/26/14 (Þ)	400	440
6.500% due 01/26/19 (Þ)	400	463
6.950% due 01/26/39 (Þ)	400	474
European Investment Bank 2.375% due 03/14/14 (Ñ)	825	853
Export-Import Bank of China 4.875% due 07/21/15 (Þ)	200	217

Russell Investment Grade Bond Fund	187

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Export-Import Bank of Korea 4.000% due 01/29/21	500	458
FIH Erhvervsbank A/S 0.680% due 06/13/13 (Ê)(Þ)	5,900	5,894
Gaz Capital SA for Gazprom Series REGS 8.146% due 04/11/18	1,600	1,876
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	52	56
Gazprom Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	100	110
6.212% due 11/22/16 (Þ)	100	109
8.146% due 04/11/18 (Þ)	500	587
General Electric Capital Corp. 5.500% due 09/15/67 (Þ)	300	418
Gerdau Trade, Inc. 5.750% due 01/30/21 (Ñ)(Þ)	100	101
Glitnir Banki HF 6.375% due 09/25/12 (Þ)	390	117
6.693% due 06/15/16 (Å)(Ø)	700	—
Grupo Bimbo SAB de CV 4.875% due 06/30/20 (Þ)	1,435	1,446
HBOS Capital Funding, LP 6.071% due 06/29/49 (ƒ)(Þ)	110	102
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	2,425	2,444
Hillmark Funding Series 2006-1A Class A1 0.563% due 05/21/21 (Å)(Ê)	1,400	1,312
HSBC Holdings PLC 5.100% due 04/05/21	1,205	1,240
6.500% due 05/02/36	500	520
6.500% due 09/15/37	500	520
Indian Oil Corp., Ltd. 4.750% due 01/22/15	200	209
Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	565	680
Intesa Sanpaolo SpA 2.713% due 02/24/14 (Ê)(Þ)	700	717
3.625% due 08/12/15 (Þ)	310	310
IPIC GMTN, Ltd. 5.000% due 11/15/20 (Þ)	300	299
Itau Unibanco Holding SA 6.200% due 04/15/20 (Ñ)(Þ)	1,800	1,860
Kaupthing Bank Hf 7.625% due 02/28/15 (Å)(Ø)(Æ)	1,210	339
7.125% due 05/19/16 (Å)(Ø)(Æ)	1,480	—
Korea Electric Power Corp. 3.000% due 10/05/15 (Þ)	1,200	1,181
5.125% due 04/23/34 (Þ)	155	164
Korea Hydro & Nuclear Power Co., Ltd. 3.125% due 09/16/15 (Þ)	600	593
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Þ)	200	196
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Ñ)(Þ)	400	408
6.375% due 01/21/21 (Ñ)	620	665

	Principal Amount ($) or Shares	Market Value $
Mexico Government International Bond 6.050% due 01/11/40	334	346
Series MTNA 6.750% due 09/27/34 (Ñ)	213	243
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	100	114
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	200	202
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	600	647
1.010% due 04/11/14 (Å)(Ê)	2,500	2,542
Nexen, Inc. 6.400% due 05/15/37	1,005	1,032
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	200	212
Series REGS 6.750% due 01/29/20	1,200	1,272
Noble Holding International, Ltd. 4.625% due 03/01/21 (Ñ)	510	518
Nordea Bank AB 3.700% due 11/13/14 (Ñ)(Þ)	260	273
4.875% due 01/27/20 (Þ)	240	248
Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	200	207
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	1,900	1,926
6.125% due 10/06/16	150	167
5.750% due 01/20/20	1,342	1,394
5.375% due 01/27/21	990	1,004
Petroleos Mexicanos 6.000% due 03/05/20 (Ñ)	400	428
5.500% due 01/21/21 (Ñ)	130	133
Potash Corp. of Saskatchewan, Inc. 4.875% due 03/30/20 (Ñ)	100	106
Province of Ontario Canada 1.375% due 01/27/14	600	604
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	305	398
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	277	291
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	255
Series REGS 5.832% due 09/30/16	1,093	1,183
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	100	100
Resona Preferred Global Securities Cayman, Ltd. 7.191% due 12/29/49 (ƒ)(Þ)	405	406
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18	630	739
9.000% due 05/01/19	730	973
3.500% due 11/02/20 (Ñ)	965	922

188	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Royal Bank of Scotland Group PLC 6.400% due 10/21/19 (Ñ)	570	604
Series 1 9.118% due 03/31/49 (ƒ)	200	200
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	900	919
3.250% due 01/11/14 (Ñ)	1,255	1,282
4.875% due 03/16/15 (Ñ)	800	845
3.950% due 09/21/15	240	245
Russia Government International Bond Series REGS 7.500% due 03/31/30	42	48
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.299% due 05/15/17 (Ñ)(Þ)	110	115
Russian Foreign Bond - Eurobond Series REGS 3.625% due 04/29/15	100	101
Sanofi-Aventis SA 4.000% due 03/29/21	980	976
Santander US Debt SA Unipersonal 3.724% due 01/20/15 (Þ)	400	400
3.781% due 10/07/15 (Ñ)(Þ)	400	397
Shell International Finance BV 4.375% due 03/25/20	630	659
SLM Corp. 3.125% due 09/17/12	400	582
1.044% due 06/17/13 (Ê)	650	884
Societe Financement de l’Economie Francaise 0.476% due 07/16/12 (Ê)(Þ)	1,000	1,002
Societe Generale 1.326% due 04/11/14 (Å)(Ê)	2,700	2,704
Sumitomo Mitsui Banking Corp. 3.150% due 07/22/15 (Þ)	600	608
3.100% due 01/14/16 (Ñ)(Þ)	200	201
Sydney Airport Finance Co. Pty, Ltd. 5.125% due 02/22/21 (Þ)	100	100
Telecom Italia Capital SA 5.250% due 10/01/15	400	421
Telefonica Emisiones SAU 2.582% due 04/26/13	1,105	1,122
3.992% due 02/16/16	1,350	1,377
5.134% due 04/27/20 (Ñ)	210	213
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	300	308
TNK-BP Finance SA Series 144a 7.500% due 07/18/16 (Þ)	100	112
Series REGS 6.625% due 03/20/17	400	429
7.875% due 03/13/18	1,600	1,822
Total Capital SA
4.450% due 06/24/20	200	208
4.250% due 12/15/21 (Ñ)	900	917

	Principal Amount ($) or Shares	Market Value $
TransCapitalInvest, Ltd. for OJSC AK Transneft Series REGS 8.700% due 08/07/18	200	248
Transocean, Inc. 5.250% due 03/15/13	280	298
Tyco International Finance SA 6.000% due 11/15/13	785	871
UBS AG 2.250% due 01/28/14 (Ñ)	350	355
Series BKNT 3.875% due 01/15/15 (Ñ)	520	540
United Business Media, Ltd. 5.750% due 11/03/20 (Þ)	260	256
Vale Overseas, Ltd. 6.250% due 01/23/17	100	113
4.625% due 09/15/20	785	777
6.875% due 11/21/36	497	534
6.875% due 11/10/39	200	216
Vodafone Group PLC 4.150% due 06/10/14 (Ñ)	295	316
Volkswagen International Finance NV 0.757% due 10/01/12 (Ê)(Þ)	1,500	1,504
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	2,000	2,123
White Nights Gazprom 10.500% due 03/08/14	200	241
10.500% due 03/25/14	200	240
Woolworths, Ltd. 2.550% due 09/22/15 (Þ)	1,655	1,646

		125,222

Mortgage-Backed Securities - 39.8%
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.213% due 02/25/45 (Ê)	140	127
Series 2005-4 Class 1A1 0.503% due 11/25/45 (Ê)	564	373
Americold LLC Trust Series 2010-ARTA Class A2FX 4.954% due 01/14/29 (Þ)	300	311
Banc of America Alternative Loan Trust Series 2006-5 Class CB17 6.000% due 06/25/46	564	401
Banc of America Commercial Mortgage, Inc. Series 2005-2 Class A4 4.783% due 07/10/43	1,042	1,070
Series 2005-2 Class A5 4.857% due 07/10/43	1,690	1,821
Series 2006-1 Class A4 5.372% due 09/10/45	910	991
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,470
Series 2006-6 Class A4 5.356% due 10/10/45	600	643
Series 2007-2 Class AAB 5.776% due 04/10/49	990	1,055

Russell Investment Grade Bond Fund	189

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-3 Class A3 5.802% due 06/10/49	200	212
Series 2007-5 Class A3 5.620% due 02/10/51	20	21
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	514	511
Series 2005-D Class A1 2.813% due 05/25/35 (Ê)	239	232
Series 2007-E Class 4A1 6.946% due 07/20/47 (Ê)	636	443
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	24	25
Series 2004-2 Class 5A1 6.500% due 10/25/31	26	26
Series 2004-11 Class 2A1 5.750% due 01/25/35	416	432
Series 2005-H Class 2A5 3.184% due 09/25/35 (Ê)	575	452
Series 2006-2 Class A15 6.000% due 07/25/46	261	262
Series 2006-B Class 1A1 3.202% due 10/20/46 (Ê)	155	86
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.676% due 02/25/33	8	8
Series 2004-1 Class 23A1 5.465% due 04/25/34 (Ê)	116	114
Series 2004-8 Class 2A1 3.047% due 11/25/34	446	370
Series 2004-9 Class 22A1 3.584% due 11/25/34 (Ê)	113	111
Series 2004-10 Class 22A1 5.042% due 01/25/35	118	108
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	1,728	1,653
Series 2005-12 Class 13A1 5.375% due 02/25/36	105	95
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.629% due 05/25/35	353	291
Series 2005-7 Class 22A1 2.935% due 09/25/35	233	179
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class A4A 5.296% due 10/12/42	1,965	2,144
Series 2006-PW14 Class A4 5.201% due 12/11/38	4,500	4,881
Series 2006-T22 Class A4 5.705% due 04/12/38	1,115	1,234
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,335
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.674% due 01/26/36	375	245

	Principal Amount ($) or Shares	Market Value $
Series 2007-R6 Class 2A1 5.089% due 12/26/46	191	133
Chase Mortgage Finance Corp. Series 2005-A1 Class 2A2 2.944% due 12/25/35 (Ê)	392	382
Series 2006-S4 Class A3 6.000% due 12/25/36	370	378
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 Class A2 2.813% due 02/25/34 (Ê)	22	21
Series 2005-3 Class 2A2B 2.904% due 08/25/35	429	237
Series 2005-11 Class A2A 2.670% due 12/25/35 (Ê)	239	227
Series 2007-AR8 Class 2A1A 5.738% due 07/25/37	401	294
Series 2010-3 Class 4A1 3.242% due 02/25/36 (Ê)(Þ)	666	665
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.396% due 07/15/44	765	836
Commercial Mortgage Asset Trust Series 1999-C1 Class A4 6.975% due 01/17/32	640	663
Countrywide Alternative Loan Trust Series 2005-J8 Class 1A3 5.500% due 07/25/35	545	486
Series 2007-OA6 Class A1B 0.413% due 06/25/37 (Ê)	532	323
Series 2007-OA7 Class A1A 0.393% due 05/25/47 (Ê)	520	299
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 3.106% due 11/25/34	296	253
Series 2004-HYB9 Class 1A1 2.805% due 02/20/35	640	539
Series 2004-R2 Class 1AF1 0.633% due 11/25/34 (Ê)(Þ)	24	21
Series 2005-3 Class 1A2 0.503% due 04/25/35 (Ê)	898	596
Series 2005-9 Class 1A1 0.513% due 05/25/35 (Ê)	2,703	1,867
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	94	77
Series 2005-R1 Class 1AF1 0.573% due 03/25/35 (Ê)(Þ)	31	27
Series 2005-R3 Class AF 0.613% due 09/25/35 (Ê)(Þ)	532	473
Series 2006-HYB3 Class 2A1A 2.840% due 05/20/36	493	351
Series 2006-OA4 Class A1 1.266% due 04/25/46 (Ê)	300	149
Series 2007-HY1 Class 1A2 5.450% due 04/25/37	226	22

190	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class A3 6.387% due 08/15/36	693	701
Series 2005-9 Class 2A1 5.500% due 10/25/35	858	820
Series 2005-C4 Class A3 5.120% due 08/15/38	4,477	4,600
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,464
Series 2006-C5 Class A3 5.311% due 12/15/39	750	802
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,644
Series 2007-C3 Class A4 5.905% due 06/15/39	2,400	2,591
Series 2007-C5 Class A3 5.694% due 09/15/40	545	569
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,275
Series 2008-C1 Class A3 6.418% due 02/15/41	1,570	1,724
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.946% due 08/25/35	1,060	584
Deutsche Mortgage Securities, Inc. Series 2005-WF1 Class 1A3 5.220% due 06/26/35 (Þ)	920	887
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B 2.578% due 07/19/44 (Ê)	95	79
Series 2005-AR6 Class 2A1A 0.504% due 10/19/45 (Ê)	520	361
European Loan Conduit 1.243% due 05/15/19	86	117
Extended Stay America Trust Series 2010-ESHA Class A 2.951% due 11/05/27 (Þ)	794	791
Fannie Mae 5.500% due 2013	12	13
6.500% due 2013	12	13
6.500% due 2015	5	6
7.000% due 2015	4	4
6.000% due 2016	15	16
6.500% due 2016	49	53
5.500% due 2017	85	93
6.000% due 2017	601	657
6.500% due 2017	115	127
8.500% due 2017	2	2
5.000% due 2018	563	605
5.500% due 2018	508	552
6.500% due 2018	139	154
5.000% due 2019	891	960
6.500% due 2019	68	75

	Principal Amount ($) or Shares	Market Value $
3.975% due 2020	1,690	1,719
4.000% due 2020	393	414
4.671% due 2020	1,612	1,712
4.761% due 2020	1,591	1,699
5.000% due 2020	428	460
5.500% due 2020	3,070	3,339
6.500% due 2020	32	35
4.000% due 2021	191	200
5.500% due 2021	8	8
6.000% due 2021	96	105
4.500% due 2022	260	275
5.000% due 2022	394	423
5.500% due 2022	600	652
4.500% due 2023	2,063	2,181
5.000% due 2023	733	783
5.500% due 2023	117	127
4.500% due 2024	1,727	1,825
5.000% due 2024	169	181
5.500% due 2024	528	573
8.000% due 2024	60	70
8.500% due 2024	14	17
9.000% due 2024	3	4
4.000% due 2025	1,327	1,377
4.500% due 2025	5,448	5,777
7.000% due 2025	10	12
8.000% due 2025	1	1
8.500% due 2025	19	22
3.500% due 2026	4,947	5,015
6.000% due 2026	154	169
7.000% due 2026	18	20
9.000% due 2026	4	5
7.000% due 2027	2	2
9.000% due 2027	1	1
6.500% due 2028	246	279
6.500% due 2029	728	823
6.500% due 2030	4	4
8.000% due 2030	77	90
6.500% due 2031	71	80
8.000% due 2031	63	74
6.000% due 2032	73	81
6.500% due 2032	886	1,002
8.000% due 2032	4	4
4.500% due 2033	3,846	3,999
5.000% due 2033	1,487	1,581
5.500% due 2033	1,406	1,523
6.000% due 2033	135	149
6.500% due 2033	221	250
4.500% due 2034	89	93
5.000% due 2034	1,316	1,398
5.500% due 2034	3,309	3,583
6.000% due 2034	1,894	2,090
6.500% due 2034	455	514
2.225% due 2035 (Ê)	254	260
2.240% due 2035 (Ê)	97	100
2.250% due 2035 (Ê)	122	125
2.251% due 2035 (Ê)	88	90
2.262% due 2035 (Ê)	184	188

Russell Investment Grade Bond Fund	191

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.275% due 2035 (Ê)	797	818
2.289% due 2035 (Ê)	106	109
2.561% due 2035 (Ê)	271	283
2.618% due 2035 (Ê)	136	142
4.500% due 2035	297	308
5.000% due 2035	3,965	4,204
5.500% due 2035	2,144	2,321
6.000% due 2035	2,307	2,543
5.000% due 2036	1,982	2,102
5.500% due 2036	5,507	5,945
6.000% due 2036	1,232	1,354
6.500% due 2036	1,089	1,228
5.500% due 2037	1,641	1,769
5.788% due 2037 (Ê)	37	39
6.000% due 2037	4,014	4,398
6.500% due 2037	425	479
5.000% due 2038	557	591
5.500% due 2038	4,163	4,493
6.000% due 2038	2,435	2,669
4.500% due 2039	7,423	7,651
5.000% due 05/01/39	583	608
5.500% due 2039	1,406	1,516
6.000% due 2039	4,502	4,930
6.500% due 2039	341	383
4.000% due 2040	2,858	2,852
4.500% due 2040	4,449	4,584
5.000% due 2040	1,747	1,847
4.000% due 2041	844	841
1.512% due 2044 (Ê)	81	81
15 Year TBA (Ï) 3.500%	3,395	3,436
4.000%	10,730	11,119
4.500%	1,760	1,857
5.000%	900	961
5.500%	2,020	2,191
30 Year TBA (Ï) 3.500%	700	667
4.000%	12,185	12,126
4.500%	35,810	36,839
5.000%	29,200	30,820
5.500%	21,915	23,579
6.000%	14,410	15,756
6.500%	29,635	33,232
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	499	100
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,058	102
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	1,169	111
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	1,360	261
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	321	61

	Principal Amount ($) or Shares	Market Value $
Fannie Mae Grantor Trust Series 2002-T5 Class A1 0.453% due 05/25/32 (Ê)	381	365
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	120	137
Series 1999-56 Class Z 7.000% due 12/18/29	222	252
Series 2003-21 Class M 5.000% due 02/25/17	3	3
Series 2003-32 Class FH 0.613% due 11/25/22 (Ê)	78	78
Series 2003-35 Class FY 0.613% due 05/25/18 (Ê)	511	514
Series 2003-37 Class HY 5.000% due 12/25/16	31	32
Series 2004-38 Class FK 0.563% due 05/25/34 (Ê)	468	467
Series 2005-117 Class LC 5.500% due 11/25/35	2,625	2,870
Series 2006-5 Class 3A2 2.538% due 05/25/35 (Ê)	40	41
Series 2006-48 Class LG Zero coupon due 06/25/36	12	12
Series 2007-30 Class AF 0.523% due 04/25/37 (Ê)	395	394
Series 2007-73 Class A1 0.273% due 07/25/37 (Ê)	298	292
Interest Only STRIP Series 2009-70 Class PS 6.537% due 01/25/37 (Ê)	9,096	1,624
Series 2010-110 Class AE 9.750% due 11/25/18	2,148	2,538
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	6,649	1,136
Series 2011-15 Class AB 9.750% due 08/25/19	757	883
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.377% due 12/25/42	42	46
Series 2004-W2 Class 5AF 0.563% due 03/25/44 (Ê)	252	244
FDIC Structured Sale Guaranteed Notes Series 2010-S1 Class 1A 0.761% due 02/25/48 (Ê)(Þ)	736	737
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Interest Only STRIP Series 2010-K006 Class AX1 1.231% due 01/25/20	1,369	91
Interest Only STRIP Series 2010-K007 Class X1 1.414% due 04/25/20	2,588	196
Interest Only STRIP Series 2010-K008 Class X1 1.843% due 06/25/20	3,234	327

192	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Interest Only STRIP Series 2010-K009 Class X1 1.686% due 08/25/20	1,514	139
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.512% due 02/25/45 (Ê)	44	43
FHA Project Citi 68 NP 7.430% due 06/27/21	35	35
First Horizon Alternative Mortgage Securities Series 2006-AA7 Class A1 6.316% due 01/25/37 (Ê)	1,533	812
Series 2006-FA1 Class 1A6 0.963% due 04/25/36 (Ê)	337	280
Freddie Mac 8.000% due 2012	—	1
6.000% due 2013	2	2
7.000% due 2014	6	6
6.000% due 2016	110	119
9.000% due 2016	37	42
6.000% due 2017	195	212
8.000% due 2017	7	8
4.500% due 2018	542	577
5.000% due 2018	115	124
4.500% due 2019	178	190
5.000% due 2019	339	365
5.500% due 2019	389	423
6.000% due 2022	15	17
9.000% due 2024	5	6
3.500% due 2025	3,421	3,470
6.500% due 2025	6	7
8.000% due 2025	8	10
9.000% due 2025	6	7
9.000% due 2026	1	1
2.781% due 2027 (Ê)	14	15
6.500% due 2027	—	1
8.500% due 2027	32	38
6.000% due 2028	567	619
6.500% due 2028	103	116
6.500% due 2029	147	166
2.807% due 2030 (Ê)	6	6
6.500% due 2031	193	218
5.500% due 2032	618	669
6.000% due 2032	33	37
6.500% due 2032	319	360
7.000% due 2032	224	259
7.500% due 2032	29	33
5.500% due 2033	325	352
6.000% due 2033	5	6
6.500% due 2033	90	101
4.500% due 2034	235	244
5.000% due 2034	1,704	1,809
5.500% due 2034	1,008	1,090
6.000% due 2034	111	122
6.500% due 2034	96	109
5.000% due 2035	1,794	1,901
5.500% due 2035	1,300	1,404

	Principal Amount ($) or Shares	Market Value $
6.000% due 2035	261	288
5.000% due 2036	357	378
5.500% due 2036	1,579	1,701
6.000% due 2036	437	481
6.219% due 2036 (Ê)	189	198
5.000% due 2037	236	250
5.194% due 2037 (Ê)	567	605
5.500% due 2037	15	16
5.633% due 2037 (Ê)	424	450
5.651% due 2037 (Ê)	172	184
5.894% due 2037 (Ê)	124	132
5.992% due 2037 (Ê)	539	578
6.000% due 2037	798	873
5.000% due 2038	80	84
5.500% due 2038	4,638	4,998
6.000% due 2038	5,635	6,174
4.500% due 2039	5,565	5,749
6.000% due 2039	434	474
4.000% due 2040	7,216	7,194
4.500% due 2040	12,671	13,084
5.000% due 2040	229	242
6.000% due 2040	331	362
4.000% due 2041	7,756	7,728
4.500% due 2041	155	159
15 Year TBA(Ï) 3.500%	13,880	14,058
30 Year TBA(Ï) 3.500%	1,600	1,522
4.000%	4,545	4,516
4.500%	9,490	9,749
5.000%	3,140	3,309
5.500%	1,970	2,117
6.000%	475	519
Freddie Mac REMICS Series 1991-1053 Class G 7.000% due 03/15/21	21	24
Series 1998-2104 Class ZM 6.000% due 12/15/28	275	301
Series 2000-2266 Class F 0.669% due 11/15/30 (Ê)	6	6
Series 2002-2533 Class Z 5.500% due 12/15/32	4,147	4,532
Series 2004-2778 Class UF 0.519% due 06/15/33 (Ê)	130	130
Series 2004-2808 Class FT 0.569% due 04/15/33 (Ê)	373	373
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	142	4
Series 2007-3335 Class BF 0.369% due 07/15/19 (Ê)	488	486
Series 2007-3335 Class FT 0.369% due 08/15/19 (Ê)	618	616
Series 2010-3738 Class BP 4.000% due 12/15/38	800	792
Series 2010-3754 Class MB 4.000% due 01/15/39	400	396

Russell Investment Grade Bond Fund	193

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GE Capital Commercial Mortgage Corp. Series 2001-2 Class A4 6.290% due 08/11/33	844	845
Ginnie Mae I 9.500% due 2016	1	1
8.000% due 2017	4	4
10.500% due 2020	4	5
8.000% due 2022	10	11
8.500% due 2022	9	10
8.500% due 2024	7	8
8.000% due 2025	15	17
9.000% due 2025	9	10
8.000% due 2026	46	54
7.000% due 2029	2	2
8.000% due 2029	30	35
8.500% due 2029	19	22
8.000% due 2030	21	25
7.000% due 2031	193	224
7.000% due 2032	64	74
7.000% due 2033	14	16
6.000% due 2035	1,761	1,966
6.000% due 2036	132	146
6.000% due 2038	833	921
4.500% due 2040	406	425
5.000% due 2040	96	103
30 Year TBA (Ï) 4.000%	5,295	5,364
4.500%	500	523
5.000%	800	857
5.500%	3,610	3,929
6.000%	700	773
Ginnie Mae II 2.125% due 2027 (Ê)	24	25
2.625% due 2030 (Ê)	65	67
3.375% due 2030 (Ê)	10	10
7.500% due 2032	5	6
6.500% due 2037	672	755
5.500% due 2039	506	547
5.000% due 2040	3,196	3,427
1.995% due 2060 (Ê)	750	787
2.015% due 2060 (Ê)	506	524
30 Year TBA (Ï) 4.500%	29,425	30,658
5.000%	5,100	5,458
5.500%	600	651
6.000%	1,600	1,759
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1 Class A4 5.238% due 11/10/45	170	184
Government National Mortgage Association Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,848
Interest Only STRIP Series 2005-13 Class SD 6.587% due 02/20/35 (Ê)	224	35

	Principal Amount ($) or Shares	Market Value $
Interest Only STRIP Series 2005-81 Class SD 6.087% due 12/20/34 (Ê)	397	45
Interest Only STRIP Series 2005-82 Class NS 6.087% due 07/20/34 (Ê)	256	36
Interest Only STRIP Series 2006-47 Class SA 6.584% due 08/16/36 (Ê)	685	112
Series 2007-26 Class SD Interest Only STRIP 6.584% due 05/16/37 (Ê)	6,612	932
Interest Only STRIP Series 2009-35 Class SP 6.184% due 05/16/37 (Ê)	635	76
Interest Only STRIP Series 2009-61 Class WQ 6.034% due 11/16/35 (Ê)	645	93
Interest Only STRIP Series 2009-87 Class SI 6.537% due 02/20/35 (Ê)	285	41
Interest Only STRIP Series 2009-87 Class TS 5.887% due 07/20/35 (Ê)	582	84
Interest Only STRIP Series 2010-14 Class SA 7.787% due 12/20/32 (Ê)	314	45
Interest Only STRIP Series 2010-14 Class SC 4.556% due 08/20/35 (Ê)	600	83
Interest Only STRIP Series 2010-14 Class SH 5.784% due 02/16/40 (Ê)	317	52
Series 2010-42 Class PC 5.000% due 07/20/39	2,800	2,909
Interest Only STRIP Series 2010-47 Class VS 6.034% due 11/16/37 (Ê)	433	58
Series 2010-61 Class CE 4.500% due 11/20/38	1,100	1,124
Interest Only STRIP Series 2010-87 Class SK 6.284% due 07/16/40 (Ê)	850	126
Series 2010-116 Class MP 3.500% due 09/16/40	4,852	4,969
Series 2010-H10 Class FB 1.248% due 05/20/60 (Ê)	1,970	2,014
Series 2010-H10 Class FC 1.248% due 05/20/60 (Ê)	1,158	1,182
Series 2010-H11 Class FA 1.213% due 06/20/60 (Ê)	1,207	1,228
Series 2010-H20 Class AF 0.590% due 10/20/60 (Ê)	2,095	2,063
Interest Only STRIP Series 2011-40 Class SA 5.914% due 02/16/36 (Ê)	1,300	198
Series 2011-H09 Class AF 0.760% due 03/20/61 (Ê)	399	397

194	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.923% due 10/25/33 (Ê)	181	152
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	1,940	2,093
Series 2006-GG7 Class A4 6.078% due 07/10/38	4,130	4,581
Series 2007-GG9 Class A4 5.444% due 03/10/39	1,660	1,805
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	459	479
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	1,253
Series 2011-GC3 Class X 1.345% due 03/10/44 (Å)	5,600	343
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF 0.613% due 06/25/34 (Ê)(Þ)	645	545
Series 2005-RP2 Class 1AF 0.563% due 03/25/35 (Ê)(Þ)	275	234
Series 2005-RP3 Class 1AF 0.563% due 09/25/35 (Ê)(Þ)	878	743
GSR Mortgage Loan Trust Series 2004-5 Class 1A3 1.980% due 05/25/34 (Ê)	234	183
Series 2004-7 Class 4A1 4.864% due 06/25/34	31	31
Series 2005-AR7 Class 6A1 5.176% due 11/25/35	1,955	1,894
Harborview Mortgage Loan Trust Series 2004-4 Class 3A 1.379% due 06/19/34 (Ê)	101	80
Series 2005-4 Class 3A 1 2.922% due 07/19/35	278	221
Series 2006-3 Class 1A1A 5.149% due 06/19/36 (Ê)	3,946	2,364
Impac CMB Trust Series 2004-5 Class 1A1 0.933% due 10/25/34 (Ê)	155	146
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 1A1 2.705% due 03/25/35	592	499
Series 2005-AR15 Class A2 4.995% due 09/25/35	212	179
Series 2006-AR2 Class 1A1B 0.423% due 04/25/46 (Ê)	656	372
Series 2007-FLX1 Class A1 0.313% due 02/25/37 (Ê)	1,259	1,247
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3 6.465% due 11/15/35	1,632	1,649
Series 2002-C2 Class A2 5.050% due 12/12/34	810	844

	Principal Amount ($) or Shares	Market Value $
Series 2002-C3 Class A2 4.994% due 07/12/35	1,600	1,674
Series 2005-CB13 Class A 4 5.457% due 01/12/43	200	217
Series 2005-LDP4 Class A4 4.918% due 10/15/42	690	741
Series 2006-CB16 Class A 4 5.552% due 05/12/45	785	855
Series 2006-LDP7 Class A4 6.061% due 04/15/45	690	767
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	820	861
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,148
Series 2006-LDP9 Class A3 5.336% due 05/15/47	865	929
Series 2007-CB20 Class ASB 5.688% due 02/12/51	1,165	1,243
Series 2007-LD12 Class A4 5.882% due 02/15/51	1,265	1,384
Series 2007-LDPX Class A3 5.420% due 01/15/49	1,755	1,902
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,137
JP Morgan Mortgage Trust Series 2004-A3 Class SF3 3.308% due 06/25/34	307	301
Series 2005-A1 Class 6T1 5.035% due 02/25/35 (Ê)	184	186
Series 2006-A2 Class 1A1 2.919% due 04/25/36	471	377
Series 2007-A1 Class 3A2 2.900% due 07/25/35 (Ê)	1,128	1,024
Series 2007-A4 Class 3A1 5.852% due 06/25/37	959	906
LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5 4.739% due 07/15/30	820	881
Series 2005-C3 Class AAB 4.664% due 07/15/30	769	801
Series 2005-C5 Class A4 4.954% due 09/15/30	400	432
Series 2007-C6 Class A4 5.858% due 07/15/40	1,170	1,282
Mastr Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 2.796% due 04/21/34 (Ê)	1,134	1,128
Series 2006-2 Class 3A1 2.963% due 01/25/36	567	478
Series 2006-OA2 Class 1A1 1.106% due 12/25/46 (Ê)	418	151
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.752% due 06/25/33	305	211
Series 2004-10 Class 5A6 5.750% due 09/25/34	525	532

Russell Investment Grade Bond Fund	195

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastr Reperforming Loan Trust Series 2005-1 Class 1A1 6.000% due 08/25/34 (Þ)	386	374
Series 2005-2 Class 1A1F 0.563% due 05/25/35 (Ê)(Þ)	491	387
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.423% due 02/25/36 (Ê)	215	161
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A3 5.172% due 12/12/49	1,000	1,077
Series 2007-5 Class A4 5.378% due 08/12/48	2,000	2,133
Series 2007-6 Class A4 5.485% due 03/12/51	1,000	1,068
Series 2007-7 Class A4 5.810% due 06/12/50	2,760	2,996
Series 2007-8 Class A3 6.164% due 08/12/49	1,400	1,540
Series 2007-8 Class ASB 6.097% due 08/12/49	810	862
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.244% due 10/25/35 (Ê)	107	91
Series 2005-3 Class 4A 0.463% due 11/25/35 (Ê)	56	49
Series 2007-1 Class 4A3 5.710% due 01/25/37	320	318
Morgan Stanley Capital I Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,217
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,665	1,800
Series 2006-HQ9 Class A4 5.731% due 07/12/44	1,135	1,256
Series 2006-IQ11 Class A4 5.898% due 10/15/42	360	399
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,233
Series 2006-T23 Class A4 5.979% due 08/12/41	1,080	1,211
Series 2007-IQ16 Class A4 5.809% due 12/12/49	400	442
Morgan Stanley Mortgage Loan Trust Series 2004-5AR Class 2A 2.869% due 07/25/34	239	213
Series 2006-3AR Class 2A3 2.662% due 03/25/36	718	431
Navigator CDO, Ltd. Series 2003-1A Class A2 1.163% due 11/15/15 (Ê)(Þ)	505	500
NCUA Guaranteed Notes Series 2010-C1 Class A2 2.900% due 10/29/20	1,810	1,788
Series 2010-C1 Class APT 2.650% due 10/29/20	483	482

	Principal Amount ($) or Shares	Market Value $
Series 2010-R1 Class 1A 0.690% due 10/07/20 (Ê)	3,547	3,552
Series 2010-R2 Class 1A 0.610% due 11/06/17 (Ê)	3,546	3,547
Series 2010-R2 Class 2A 0.710% due 11/05/20 (Ê)	1,878	1,875
Series 2010-R3 Class 1A 0.800% due 12/08/20 (Ê)	1,700	1,708
Series 2010-R3 Class 2A 0.859% due 12/08/20 (Ê)	1,430	1,437
Series 2011-R2 Class 1A 0.640% due 02/06/20 (Ê)	2,400	2,400
Nomura Asset Acceptance Corp. Series 2004-R1 Class A1 6.500% due 03/25/34 (Þ)	68	69
Series 2004-R2 Class A1 6.500% due 10/25/34 (Þ)	73	74
Series 2004-R3 Class A1 6.500% due 02/25/35 (Þ)	501	511
Nomura Asset Securities Corp. Series 1998-D6 Class A1C 6.690% due 03/15/30	577	607
NovaStar Mortgage-Backed Notes Series 2006-MTA1 Class 2A1A 0.403% due 09/25/46 (Ê)	581	378
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.613% due 02/25/34 (Ê)	68	61
Series 2004-CL1 Class 2A2 0.613% due 02/25/19 (Ê)	9	9
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 3.331% due 12/26/35 (Ê)(Þ)	301	299
Residential Accredit Loans, Inc. Series 2005-QA10 Class A41 5.681% due 09/25/35	646	479
Series 2005-QO3 Class A1 0.613% due 10/25/45 (Ê)	667	399
Series 2006-QO7 Class 3A2 0.418% due 09/25/46 (Ê)	1,234	557
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 0.663% due 04/25/18 (Ê)	263	260
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	111	114
Sequoia Mortgage Trust Series 2007-3 Class 1A1 0.413% due 07/20/36 (Ê)	998	812
Small Business Administration Pools 3.080% due 2018 (Ê)	119	125
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS Class 1A1 0.533% due 10/25/35 (Ê)	364	252

196	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A2 0.464% due 07/19/35 (Ê)	237	204
Structured Asset Securities Corp. Series 2002-9 Class A2 0.513% due 10/25/27 (Ê)	185	165
Series 2003-26A Class 3A5 2.547% due 09/25/33	607	555
Series 2003-34A Class 5A4 2.545% due 11/25/33 (Ê)	1,705	1,677
Series 2005-RF3 Class 1A 0.563% due 06/25/35 (Ê)(Þ)	121	99
Series 2006-11 Class A1 2.768% due 10/25/35 (Þ)	133	109
Thornburg Mortgage Securities Trust Series 2006-6 Class A1 0.323% due 11/25/46 (Ê)	210	208
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A Class A1 0.309% due 09/15/21 (Ê)(Þ)	135	134
Series 2007-WHL8 Class A1 0.299% due 06/15/20 (Ê)(Þ)	147	137
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA2 Class 2A 1.012% due 01/25/47 (Ê)	406	196
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR19 Class A6 2.581% due 02/25/33 (Ê)	245	235
Series 2003-AR9 Class 1A7 2.715% due 09/25/33 (Ê)	98	96
Series 2003-AR11 Class A6 2.709% due 10/25/33	882	870
Series 2004-AR13 Class A1A 0.610% due 11/25/34 (Ê)	339	285
Series 2005-AR3 Class A2 2.575% due 03/25/35	376	355
Series 2005-AR6 Class B3 0.873% due 04/25/45 (Ê)	432	23
Series 2005-AR11 Class A1A 0.533% due 08/25/45 (Ê)	1,000	841
Series 2005-AR12 Class 1A1 2.724% due 10/25/35	17	17
Series 2005-AR13 Class A1A1 0.503% due 10/25/45 (Ê)	532	446
Series 2005-AR15 Class A1A2 0.493% due 11/25/45 (Ê)	570	439
Series 2005-AR17 Class A1A2 0.503% due 12/25/45 (Ê)	285	218
Interest Only STRIP Series 2007-HY3 Class 4B1 3.557% due 03/25/37	404	22
Series 2007-OA2 Class 1A 1.006% due 03/25/47 (Ê)	378	248

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Mortgage Backed Securities Trust Series 2003-17 Class 2A10 5.500% due 01/25/34	1,441	1,508
Series 2004-CC Class A1 4.908% due 01/25/35 (Ê)	289	288
Series 2004-Y Class 1A2 2.756% due 11/25/34	337	330
Series 2005-AR8 Class 2A1 2.827% due 06/25/35	351	346
Series 2006-2 Class 2A3 5.500% due 03/25/36	510	509
Series 2006-AR2 Class 2A1 2.767% due 03/25/36	390	342
Series 2006-AR8 Class 2A3 2.901% due 04/25/36	78	68
Wells Fargo Mortgage Loan Trust Series 2010-RR4 Class 2A1 3.138% due 08/27/35 (Þ)	807	788

		642,735

Municipal Bonds - 2.1%
Birmingham Commercial Development Authority Revenue Bonds 5.500% due 04/01/41	40	40
City of Chicago Illinois Revenue Bonds 5.500% due 01/01/31	90	90
5.625% due 01/01/35	50	49
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	608
County of Clark Nevada Revenue Bonds 5.250% due 07/01/39 (µ)	60	57
6.820% due 07/01/45	200	212
Imperial Irrigation District Revenue Bonds 5.125% due 11/01/38	60	57
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	75	68
Kentucky Higher Education Student Loan Corp. Revenue Bonds 1.504% due 05/01/34 (Ê)	250	245
Los Angeles Community College District General Obligation Unlimited 6.750% due 08/01/49	5,000	5,487
Los Angeles Department of Airports Revenue Bonds 5.000% due 05/15/35	70	68
5.250% due 05/15/39	60	60
5.000% due 05/15/40	40	38
Los Angeles Department of Water & Power Revenue Bonds 6.574% due 07/01/45	240	260
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	110

Russell Investment Grade Bond Fund	197

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27	5,000	5,156
Metropolitan Atlanta Rapid Transit Authority Revenue Bonds 5.000% due 07/01/39	50	50
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	180	171
6.655% due 04/01/57	150	141
New Jersey Economic Development Authority Revenue Bonds 1.310% due 06/15/13 (Ê)	1,100	1,099
New York City Municipal Water Finance Authority Revenue Bonds 6.491% due 06/15/42	1,700	1,733
New York Liberty Development Corp. Revenue Bonds 5.250% due 10/01/35	310	303
New York State Dormitory Authority Revenue Bonds 5.000% due 07/01/40	50	50
New York State Environmental Facilities Corp. Revenue Bonds 5.125% due 06/15/38	90	91
North Texas Higher Education Authority Revenue Bonds Series 2011-1 Class A 1.466% due 04/01/40 (Ê)	1,250	1,249
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40	3,000	3,113
Northstar Education Finance, Inc. Series 2007-1 Class A3 0.333% due 01/29/46 (Ê)	1,000	892
Pennsylvania Higher Education Assistance Agency Revenue Bonds 0.213% due 05/01/46 (Ê)	800	708
1.214% due 06/01/47 (Ê)	1,600	1,416
Port Authority of New York & New Jersey Revenue Bonds 5.000% due 01/15/41	160	159
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	300	304
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	500	500
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	270	205
San Francisco City & County Public Utilities Commission Revenue Bonds 5.000% due 11/01/39	60	58
San Mateo County Community College District General Obligation Unlimited 5.000% due 09/01/38	150	150

	Principal Amount ($) or Shares		Market Value $
South Carolina Student Loan Corp. Revenue Bonds 0.431% due 12/01/20 (Ê)		900	860
State of California General Obligation Unlimited 6.650% due 03/01/22		425	464
7.500% due 04/01/34		100	112
5.650% due 04/01/39 (Ê)		100	106
7.550% due 04/01/39		840	952
7.300% due 10/01/39		220	241
7.600% due 11/01/40		875	1,000
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		1,300	1,336
5.665% due 03/01/18		1,240	1,292
5.877% due 03/01/19		685	710
5.100% due 06/01/33		875	736
6.725% due 04/01/35		100	101
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		480	335
Triborough Bridge & Tunnel Authority Revenue Bonds 5.000% due 11/15/37		100	100

			33,342

Non-US Bonds - 0.6%
Canada Housing Trust No. 1 4.000% due 06/15/12	CAD	700	760
4.800% due 06/15/12	CAD	400	438
4.550% due 12/15/12	CAD	300	332
Canadian Government Bond 1.500% due 12/01/12	CAD	400	422
1.750% due 03/01/13	CAD	700	741
2.000% due 08/01/13	CAD	700	742
2.250% due 08/01/14	CAD	400	424
2.000% due 12/01/14	CAD	1,000	1,048
Instituto de Credito Oficial 2.941% due 03/25/14 (Ê)(Þ)	EUR	800	1,176
MUFG Capital Finance 5 6.299% due 12/31/49	GBP	1,000	1,595
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	953
Province of Ontario Canada 4.700% due 06/02/37	CAD	400	432
4.600% due 06/02/39	CAD	300	320
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	400	596

			9,979

United States Government Agencies - 3.2%
Fannie Mae 5.250% due 08/01/12		330	349
4.625% due 05/01/13		1,000	1,067
2.750% due 03/13/14		2,330	2,439
5.250% due 09/15/16		400	459

198	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.375% due 06/12/17	2,290	2,644
7.125% due 01/15/30	90	120
6.625% due 11/15/30	560	711
6.210% due 08/06/38	275	336
Federal Farm Credit Bank 0.190% due 08/20/12 (Ê)	3,535	3,535
5.125% due 08/25/16	310	357
Federal Home Loan Bank 5.375% due 05/15/19	150	172
5.125% due 08/15/19	160	181
Federal Home Loan Bank Discount Notes 5.625% due 06/11/21	1,070	1,242
Federal Home Loan Banks 4.625% due 06/12/20	50	54
Series VB15 5.000% due 12/21/15	460	519
Federal Home Loan Mortgage Corp. 0.230% due 10/12/12 (Ê)	7,060	7,064
1.500% due 02/11/14	1,485	1,489
3.000% due 07/28/14	2,505	2,547
2.875% due 02/09/15	870	890
2.500% due 05/27/16	1,800	1,828
3.750% due 03/27/19	825	862
5.625% due 11/23/35	1,240	1,290
Federal National Mortgage Association 0.233% due 08/23/12 (Ê)	2,040	2,041
0.320% due 09/13/12 (Ê)	3,475	3,481
0.246% due 10/18/12 (Ê)	3,530	3,533
Zero coupon due 07/05/14	1,235	1,171
2.375% due 04/11/16	560	566
Zero coupon due 10/09/19	710	492
5.125% due 08/19/24	615	622
6.000% due 04/18/36	95	104
5.625% due 07/15/37	290	323
Series 2 1.500% due 03/28/14	1,705	1,713
Series 11 1.250% due 02/27/14	4,340	4,363
Financing Corp. Principal Only STRIP Zero coupon due 08/03/18	360	285
Series 11P Zero coupon due 02/08/18	100	81
Series 15P Zero coupon due 03/07/19	160	122
Series 19P Zero coupon due 06/06/19	50	38
Series 1P Zero coupon due 05/11/18	380	304
Series 6P Zero coupon due 08/03/18	160	127
Series 7P Zero coupon due 08/03/18	290	230
Series 8P Zero coupon due 08/03/18	150	119
Series D-P Principal Only STRIP Zero coupon due 09/26/19	20	15

	Principal Amount ($) or Shares	Market Value $
Financing Corp. STRIP Series B-P Principal Only STRIP Zero coupon due 04/06/18	300	242
Series E-P Principal Only STRIP Zero coupon due 11/02/18	360	281
Freddie Mac 5.050% due 01/26/15	690	777
6.750% due 03/15/31	50	64
6.250% due 07/15/32	55	68
Tennessee Valley Authority 6.150% due 01/15/38	345	414
5.250% due 09/15/39	210	222

		51,953

United States Government Treasuries - 13.2%
United States Treasury Principal Only STRIP Zero coupon due 11/15/21 Principal Only STRIP Zero coupon due 02/15/25	4,801 6,680	3,252 3,769
United States Treasury Inflation Indexed Bonds 1.250% due 07/15/20	1,075	1,135
2.375% due 01/15/25	2,993	3,430
2.000% due 01/15/26	736	803
2.375% due 01/15/27 (Æ)	7,066	8,049
1.750% due 01/15/28 (Æ)	1,636	1,710
2.500% due 01/15/29	309	359
3.875% due 04/15/29	1,521	2,083
2.125% due 02/15/40	1,126	1,226
2.125% due 02/15/41 (Æ)	687	748
United States Treasury Notes 1.375% due 05/15/12	7,005	7,085
4.750% due 05/31/12	2,955	3,097
1.375% due 09/15/12	2,960	3,001
1.375% due 11/15/12	8,020	8,138
1.375% due 02/15/13	70	71
1.375% due 03/15/13	6,730	6,832
1.375% due 05/15/13	2,445	2,482
1.125% due 06/15/13	2,565	2,570
1.000% due 07/15/13	3,955	3,982
3.125% due 08/31/13	4,100	4,328
0.500% due 10/15/13	5,735	5,694
0.500% due 11/15/13	1,835	1,820
4.250% due 11/15/13	770	837
0.750% due 12/15/13	600	598
4.000% due 02/15/14	2,205	2,394
1.250% due 04/15/14	50	50
1.875% due 04/30/14	6,760	6,929
2.375% due 08/31/14	4,535	4,710
2.375% due 10/31/14	2,510	2,605
2.375% due 02/28/15	3,935	4,073
2.500% due 03/31/15	995	1,034
2.125% due 05/31/15	2,190	2,239
2.125% due 02/29/16	8,105	8,190
2.250% due 03/31/16 (Ñ)	11,920	12,095
3.125% due 10/31/16	185	194
2.750% due 05/31/17	2,035	2,076

Russell Investment Grade Bond Fund	199

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.375% due 07/31/17	100	100
1.875% due 08/31/17	3,200	3,084
2.750% due 02/28/18	3,060	3,083
2.875% due 03/31/18	3,430	3,478
2.625% due 04/30/18	490	488
3.375% due 11/15/19	1,635	1,675
3.500% due 05/15/20	15,305	15,708
2.625% due 08/15/20	4,380	4,165
2.625% due 11/15/20	60	57
3.625% due 02/15/21	13,080	13,436
8.000% due 11/15/21	2,440	3,439
6.250% due 08/15/23	640	804
6.000% due 02/15/26	440	521
6.500% due 11/15/26	835	1,082
6.125% due 11/15/27	405	461
5.375% due 02/15/31	3,165	3,677
4.500% due 02/15/36	235	241
5.000% due 05/15/37	2,090	2,304
4.375% due 02/15/38	4,670	4,667
3.500% due 02/15/39	7,935	6,767
4.250% due 05/15/39	65	63
4.375% due 11/15/39	1,560	1,551
4.375% due 05/15/40	12,390	12,313
4.250% due 11/15/40	780	758
4.750% due 02/15/41	5,390	5,683

		213,293

Total Long-Term Investments (cost $1,405,383)		1,433,056

Preferred Stocks - 0.5%
Financial Services - 0.5%
CoBank ACB (Å)	70,000	3,927
DG Funding Trust (Å)	392	2,975
Federal Home Loan Mortgage Corp.	27,050	54
Federal National Mortgage Association	19,750	41

		6,997

Total Preferred Stocks (cost $9,212)		6,997

	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Swaption
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.250%
Apr 2012 0.00 Call (1)	6,600	26

United States Treasury 10 Year Note Futures
May 2011 121.50 Call (25) USD	25	12
May 2011 122.00 Call (15) USD	15	4
Aug 2011 124.00 Call (26) USD	26	9

Total Options Purchased (cost $48)		51

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 23.3%
Ally Auto Receivables Trust Series 2009-A Class A2 1.320% due 03/15/12 (Þ)		21	21
Banco Santander Brazil SA Zero coupon due 07/13/11 (Å)		1,600	1,594
Banco Santander Chile 1.524% due 04/20/12 (Ê)(Þ)		900	900
BellSouth Corp. 4.463% due 04/26/12 (Å)		5,700	5,884
BNP Paribas Financial, Inc. 0.300% due 08/26/11 (ž)		3,395	3,392
Canada Housing Trust No. 1 3.950% due 12/15/11 (Þ)		100	107
Cellco Partnership / Verizon Wireless Capital LLC 2.914% due 05/20/11 (Ê)		1,100	1,101
Citicorp 7.250% due 10/15/11		460	473
Comcast Cable Holdings LLC 9.800% due 02/01/12		715	763
Delta Air Lines 2001-1 Class A-2 Pass Through Trust Series 01A2 7.111% due 09/18/11		3,584	3,647
Deutsche Bank Financial, LLC 0.230% due 05/25/11 (ç)(ž)		3,365	3,364
Devon Financing Corp. ULC 6.875% due 09/30/11		5,000	5,129
Dexia Credit Local SA 0.959% due 09/23/11 (Ê)(Þ)		500	501
DPL, Inc. 6.875% due 09/01/11		495	505
Duke Energy Carolinas LLC 6.250% due 01/15/12		3,185	3,313
Fannie Mae 7.000% due 04/01/12		1	1
Federal Home Loan Banks 0.240% due 10/28/11		3,350	3,351
Series 1 1.250% due 10/28/11		1,400	1,402
Federal National Mortgage Association Discount Notes Zero coupon due 05/09/11 (ç)(ž)		250	250
Zero coupon due 05/16/11 (ç)(ž)		90	90
Zero coupon due 06/20/11 (ç)(ž)		2,700	2,700
0.080% due 07/21/11 (ž)		7,800	7,799
FirstEnergy Corp. Series B 6.450% due 11/15/11 (Ñ)		67	69
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	400	599
Freddie Mac 8.000% due 10/01/11		—	1
Freddie Mac Discount Notes Zero coupon due 05/26/11		3,580	3,580
Glitnir Banki HF 6.330% due 07/28/11 (Å)(Ø)(Æ)		270	81

200	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares			Market Value $

Goldman Sachs Group, Inc. (The) 1.043% due 12/05/11 (Ê)		850		854
6.600% due 01/15/12 (Ñ)		60		63
5.300% due 02/14/12		1,280		1,327
HCP, Inc. 5.950% due 09/15/11		985		1,003
Industrial & Commercial Bank of China, Ltd. 0.550% due 07/11/11 (ž)		2,100		2,100
International Lease Finance Corp. 5.350% due 03/01/12		200		204
Itau Unibanco Holding SA 1.750% due 01/17/12 (ž)		1,400		1,400
Zero coupon due 02/06/12 (ž)		1,300		1,300
Kaupthing Bank Hf 5.750% due 10/04/11 (Å)		100		28
Kells Funding, LLC 0.330% due 05/06/11 (ç)(ž)		4,500		4,500
0.280% due 06/10/11 (ç)(ž)		3,800		3,799
0.300% due 07/07/11 (ž)		2,500		2,499
0.280% due 07/08/11 (ž)		1,800		1,799
0.280% due 07/18/11 (ž)		600		600
0.218% due 07/20/11 (ž)		5,300		5,297
0.238% due 08/04/11 (ž)		4,000		3,998
0.360% due 09/07/11 (ž)		500		499
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12		65		68
LeasePlan Corp. NV 3.125% due 02/10/12	EUR	700		1,046
MetLife, Inc. 6.125% due 12/01/11		180		186
Morgan Stanley 3.250% due 12/01/11		120		122
Series GMTN 5.625% due 01/09/12 (Ñ)		410		424
National Rural Utilities Cooperative Finance Corp. 0.180% due 06/20/11 (ç)(ž)		3,390		3,389
Nissan Motor Acceptance Corp. 0.600% due 06/22/11 (ç)(ž)		700		699
Petroleum Export, Ltd. 5.265% due 06/15/11 (Þ)		17		17
Qwest Corp. 7.875% due 09/01/11		840		859
Royal Bank of Scotland PLC (The) 3.000% due 12/09/11 (Þ)		500		508
Russell U.S. Cash Management Fund		154,644,258	(¥)	154,644
Siemens Financieringsmaatschappij NV 5.500% due 02/16/12 (Þ)		1,400		1,453
Societe Financement de l’Economie Francaise 2.375% due 03/26/12 (Þ)		300		303
Springleaf Finance Corp. 0.594% due 08/17/11 (Ê)		2,000		1,982
Straight-A Funding. LLC 0.250% due 05/09/11 (ç)(ž)		2,800		2,800
0.250% due 05/18/11 (ç)(ž)		300		300

	Principal Amount ($) or Shares	Market Value $
0.240% due 06/06/11 (ç)(ž)	700	700
0.250% due 06/06/11 (ç)(ž)	300	300
0.240% due 06/09/11 (ç)(ž)	500	500
0.180% due 07/05/11 (Å)(ž)	800	799
Systems 2001 AT LLC 7.156% due 12/15/11 (Þ)	47	48
Telecom Italia Capital SA 6.200% due 07/18/11	290	293
TELUS Corp. 8.000% due 06/01/11	2,749	2,765
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	1,900	1,935
UBS AG 1.413% due 02/23/12 (Ê)	500	504
United States Treasury Bills 0.132% due 05/05/11	463	463
0.146% due 05/05/11	30	30
0.153% due 05/05/11 (ç)(ž)	100	100
0.183% due 06/09/11 (ç)(ž)	40	40
0.181% due 07/14/11 (ž)	260	260
0.173% due 08/04/11 (Ñ)(ž)	1,400	1,397
0.175% due 08/04/11	25,000	25,000
0.178% due 08/11/11 (ž)	17,300	17,297
0.178% due 08/11/11	45,000	44,994
0.147% due 08/18/11	400	400
0.152% due 08/18/11	1,600	1,600
0.160% due 08/18/11	2,400	2,400
0.162% due 08/18/11	2,900	2,900
0.167% due 08/18/11 (ž)	8,500	8,497
0.152% due 08/25/11	4,400	4,400
0.157% due 08/25/11 (ž)	400	399
0.162% due 08/25/11	1,500	1,500
0.142% due 09/08/11 (Ñ)(ž)	5,300	5,299
Washington Mutual, Inc. 5.000% due 03/22/12 (Ñ)	425	473

Total Short-Term Investments (cost $376,020)		375,980

Repurchase Agreements - 2.7%
Agreement with J.P. Morgan Securities LLC and State Street Bank (Tri-Party) of $8,500 dated April 29, 2011, at 0.040% to be repurchased at $8,500 on May 2, 2011 collateralized by: $8,500 par various United States Treasury Obligations, valued at $8,688.	8,500	8,500
Agreement with J.P. Morgan Securities LLC and State Street Bank (Tri-Party) of $14,300 dated April 29, 2011, at 0.040% to be repurchased at $14,300 on May 2, 2011 collateralized by: $14,300 par various United States Treasury Obligations, valued at $14,568.	14,300	14,300

Russell Investment Grade Bond Fund	201

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Agreement with Morgan Stanley & Co. Inc. and State Street Bank (Tri-Party) of $21,400 dated April 29, 2011, at 0.040% to be repurchased at $21,400 on May 2, 2011 collateralized by: $21,400 par various United States Treasury Obligations, valued at $21,856.	21,400		21,400

Total Repurchase Agreements			44,200

Other Securities - 2.7%
Russell Investment Company Liquidating Trust (×)	837,902	(¥)	850
Russell U.S. Cash Collateral Fund (×)	42,889,568	(¥)	42,889

Total Other Securities (cost $43,727)			43,739

Total Investments - 117.8% (identified cost $1,878,590)			1,904,023

Other Assets and Liabilities, Net - (17.8%)			(287,313)

Net Assets - 100.0%			1,616,710

See accompanying notes which are an integral part of the financial statements.

202	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	61	EUR	14,911	03/12	39
Euro Bobl Futures (Germany)	2	EUR	230	06/11	—
Eurodollar Futures (CME)	350	USD	87,189	09/11	149
Eurodollar Futures (CME)	616	USD	153,292	12/11	373
Eurodollar Futures (CME)	1,335	USD	331,697	03/12	726
Eurodollar Futures (CME)	500	USD	123,925	06/12	276
Eurodollar Futures (CME)	144	USD	35,581	09/12	(93)
Eurodollar Futures (CME)	55	USD	13,509	03/13	53
Three Month Euribor Interest Rate Futures	85	EUR	20,863	09/11	1
Ultra Long Term United States Treasury Bond Futures	100	USD	12,588	06/11	603
United States Treasury Bonds	42	USD	5,140	06/11	96
United States Treasury 2 Year Note Futures	60	USD	13,148	06/11	47
United States Treasury 5 Year Notes	76	USD	9,004	06/11	102
United States Treasury 10 Year Note Futures	128	USD	15,506	06/11	205

Short Positions
Eurodollar Futures (CME)	55	USD	13,665	03/12	(22)
Ultra Long Term United States Treasury Bond Futures	18	USD	2,266	06/11	(12)
United States Treasury Bonds	67	USD	8,199	06/11	(181)
United States Treasury 2 Year Note Futures	64	USD	14,024	06/11	(79)
United States Treasury 5 Year Notes	264	USD	31,276	06/11	(563)
United States Treasury 10 Year Note Futures	12	USD	1,454	06/11	(22)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,698

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	203

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Mar 2012 99.25 Call (64)	USD	160	(47)
Sep 2011 99.38 Put (89)	USD	223	(6)
Mar 2012 99.00 Put (49)	USD	123	(13)
Mar 2012 99.25 Put (64)	USD	160	(26)

Forward Volatility Agreements
Oct 2011 0.00 Call (1)	USD	10,200	(175)
Oct 2011 0.01 Call (2)	USD	6,500	(52)
Nov 2011 0.00 Call (1)	USD	4,700	(81)

Inflationary Floor Options
Nov 2020 0.00 Call (1)	USD	1,930	(10)
Mar 2020 0.00 Put (1)	USD	1,600	(7)
Apr 2020 0.00 Put (1)	USD	1,000	(5)
Sep 2020 0.00 Put (1)	USD	1,000	(5)

Swaptions
(Fund Receives/Fund Pays) USD Three Month LIBOR/USD 3.500% Jun 2011 0.00 Call (1)		1,900	(26)
USD Three Month LIBOR/USD 4.000% Jun 2011 0.00 Call (1)		1,900	(1)
USD Three Month LIBOR/USD 3.000% Oct 2011 0.00 Call (1)		12,400	(62)
USD Three Month LIBOR/USD 4.250% Oct 2011 0.00 Call (1)		12,400	(70)

Options Written (Number of Contracts)	Notional Amount		Market Value $
USD 4.000%/USD Three Month LIBOR Jun 2011 0.00 Put (5)		5,300	(2)
USD 0.650%/USD Three Month LIBOR Nov 2011 0.00 Put (1)		6,700	(12)
USD 2.000%/USD Three Month LIBOR Apr 2012 0.00 Put (1)		13,200	(17)
USD 3.000%/USD Three Month LIBOR Jun 2012 0.00 Put (6)		51,700	(351)
USD 3.250%/USD Three Month LIBOR Jul 2012 0.00 Put (2)		5,800	(117)
USD 10.000%/USD Three Month LIBOR Jul 2012 0.00 Put (1)		1,600	—
USD 2.250%/USD Three Month LIBOR Sep 2012 0.00 Put (5)		36,800	(327)
USD 1.000%/USD Three Month LIBOR Nov 2012 0.00 Put (1)		7,700	(70)
USD 1.750%/USD Three Month LIBOR Nov 2012 0.00 Put (1)		8,100	(43)

United States Treasury 10 Year Note Futures
May 2011 120.50 Call (45)	USD	45	(46)
May 2011 115.50 Put (37)	USD	37	(1)
May 2011 119.00 Put (3)	USD	3	(—)

Total Liability for Options Written (premiums received $1,818)			(1,572)

See accompanying notes which are an integral part of the financial statements.

204	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	GBP	1,241	USD	1,992	06/13/11	(79)
Barclays Bank PLC	USD	100	INR	4,545	05/09/11	3
Barclays Bank PLC	USD	100	INR	4,582	05/09/11	3
Barclays Bank PLC	USD	100	INR	4,589	05/09/11	4
Barclays Bank PLC	USD	1,922	INR	87,214	08/12/11	11
Barclays Bank PLC	USD	124	MYR	381	05/11/11	4
Barclays Bank PLC	USD	101	RUB	2,897	07/01/11	4
Barclays Bank PLC	INR	87,214	USD	1,954	05/09/11	(16)
Barclays Bank PLC	JPY	57,918	USD	692	07/14/11	(22)
BNP Paribas	USD	9,790	CAD	9,568	06/20/11	311
BNP Paribas	USD	4,608	MXN	56,002	05/16/11	251
BNP Paribas	USD	6,362	MXN	75,384	07/07/11	147
BNP Paribas	MXN	75,384	USD	6,394	05/16/11	(147)
Citibank	USD	9,502	BRL	16,096	06/02/11	714
Citibank	USD	646	EUR	467	05/18/11	46
Citibank	USD	572	EUR	400	07/18/11	19
Citibank	USD	1,299	INR	59,740	05/09/11	51
Citibank	USD	103	JPY	8,488	07/14/11	2
Citibank	USD	201	JPY	17,017	07/14/11	9
Citibank	USD	4,765	KRW	5,230,027	08/12/11	83
Citibank	USD	1,600	MXN	19,382	05/16/11	82
Citibank	USD	60	MXN	704	07/07/11	1
Citibank	USD	100	SGD	127	05/09/11	3
Citibank	USD	200	SGD	254	05/09/11	7
Citibank	KRW	5,230,027	USD	4,792	05/09/11	(87)
Citibank	PLN	2,556	USD	901	05/18/11	(61)
Credit Suisse First Boston	USD	100	CAD	95	05/02/11	1
Credit Suisse First Boston	USD	100	CAD	95	05/02/11	1
Credit Suisse First Boston	EUR	2,060	USD	2,971	07/18/11	(74)
Deutsche Bank AG	USD	300	CAD	297	06/20/11	13
Deutsche Bank AG	USD	506	SGD	645	05/09/11	20
Deutsche Bank AG	CAD	99	USD	103	06/20/11	(1)
Goldman Sachs	USD	3,348	KRW	3,770,324	05/09/11	168
HSBC Bank PLC	USD	673	SGD	852	05/09/11	23
JPMorgan Chase Bank	USD	15	CAD	14	05/02/11	—
JPMorgan Chase Bank	USD	454	CNY	2,957	06/15/11	4
JPMorgan Chase Bank	USD	100	INR	4,654	05/09/11	5
JPMorgan Chase Bank	USD	200	INR	9,104	05/09/11	6
JPMorgan Chase Bank	USD	399	JPY	33,409	07/14/11	13
JPMorgan Chase Bank	USD	100	KRW	113,200	05/09/11	6
JPMorgan Chase Bank	USD	400	KRW	448,418	05/09/11	18
JPMorgan Chase Bank	USD	785	SGD	1,000	05/09/11	32
JPMorgan Chase Bank	USD	789	SGD	1,000	05/09/11	28
JPMorgan Chase Bank	CAD	14	USD	15	06/20/11	—
JPMorgan Chase Bank	EUR	1,699	USD	2,452	07/18/11	(60)
Morgan Stanley & Co., Inc.	USD	105	CAD	100	05/02/11	1
Morgan Stanley & Co., Inc.	USD	98	CHF	92	05/05/11	8
Morgan Stanley & Co., Inc.	USD	100	KRW	111,350	05/09/11	4
Morgan Stanley & Co., Inc.	USD	100	KRW	112,060	05/09/11	4
Morgan Stanley & Co., Inc.	USD	100	KRW	112,060	05/09/11	4
Morgan Stanley & Co., Inc.	USD	100	KRW	112,115	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	112,250	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	112,400	05/09/11	5

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	205

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley & Co., Inc.	USD	100	KRW	112,920	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	112,930	05/09/11	5
Morgan Stanley & Co., Inc.	USD	1,377	ZAR	9,409	07/28/11	39
Royal Bank of Canada	USD	100	CAD	95	05/02/11	1
Royal Bank of Canada	USD	100	CAD	96	06/20/11	1
Royal Bank of Scotland PLC	USD	1,512	AUD	1,403	05/31/11	20
Royal Bank of Scotland PLC	USD	348	TWD	10,148	07/01/11	7
Royal Bank of Scotland PLC	EUR	990	USD	1,426	07/18/11	(37)
UBS AG	USD	9,957	BRL	16,096	08/02/11	167
UBS AG	BRL	16,096	USD	10,085	06/02/11	(130)
UBS AG	EUR	477	USD	653	05/18/11	(53)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,607

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	1,500	Three Month LIBOR	3.500%	06/15/21	(9)
Bank of America	USD	200	Three Month LIBOR	4.250%	06/15/41	(2)
Barclays Bank PLC	BRL	381	10.835%	Brazil Interbank Deposit Rate	01/02/12	5
Barclays Bank PLC	BRL	1,526	11.910%	Brazil Interbank Deposit Rate	01/02/13	7
Barclays Bank PLC	USD	339	Three Month LIBOR	4.524%	11/15/21	(69)
Barclays Bank PLC	USD	344	Three Month LIBOR	4.420%	11/15/21	(64)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(139)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(299)
Barclays Bank PLC	USD	530	Three Month LIBOR	Zero coupon	02/15/25	(31)
Barclays Bank PLC	USD	540	Three Month LIBOR	Zero coupon	02/15/25	(34)
Barclays Bank PLC	USD	680	Three Month LIBOR	Zero coupon	02/15/25	(44)
Barclays Bank PLC	USD	1,830	Three Month LIBOR	Zero coupon	02/15/25	(120)
Barclays Bank PLC	USD	300	Three Month LIBOR	4.250%	06/15/41	(3)
BNP Paribas	BRL	636	11.390%	Brazil Interbank Deposit Rate	01/02/12	4
BNP Paribas	BRL	699	11.880%	One Month LIBOR	01/02/13	4
BNP Paribas	BRL	2,161	12.800%	Brazil Interbank Deposit Rate	01/02/13	50
BNP Paribas	BRL	191	12.110%	One Month LIBOR	01/02/14	1
BNP Paribas	USD	2,300	Three Month LIBOR	4.250%	06/15/41	(21)
Citibank	MXN	226	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	5
Citibank	USD	700	Three Month LIBOR	3.500%	06/15/21	(4)
Citibank	USD	200	Three Month LIBOR	4.250%	06/15/41	(2)
Credit Suisse Financial Products	USD	400	Three Month LIBOR	4.250%	06/15/41	(4)
Credit Suisse Financial Products	BRL	64	12.480%	Brazil Interbank Deposit Rate	01/02/13	1
Credit Suisse Financial Products	MXN	2,380	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	48
Deutsche Bank	AUD	329	4.500%	Three Month BBSW	06/15/11	—
Deutsche Bank	USD	1,200	Three Month LIBOR	3.500%	06/15/21	(7)
Goldman Sachs	BRL	763	10.990%	Brazil Interbank Deposit Rate	01/02/12	9
Goldman Sachs	BRL	2,479	11.890%	Brazil Interbank Deposit Rate	01/02/13	16
Goldman Sachs	BRL	509	12.650%	One Month LIBOR	01/02/14	16
Goldman Sachs	BRL	2,161	12.510%	Brazil Interbank Deposit Rate	01/02/14	55
Goldman Sachs	USD	900	Three Month LIBOR	4.250%	06/15/41	(8)
HSBC	USD	100	Three Month LIBOR	4.250%	06/15/41	(1)
HSBC	BRL	318	11.360%	Brazil Interbank Deposit Rate	01/02/12	6
HSBC	BRL	2,797	11.140%	One Month LIBOR	01/02/12	61

See accompanying notes which are an integral part of the financial statements.

206	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

HSBC	BRL	1,843	11.890%	Brazil Interbank Deposit Rate	01/02/13	12
HSBC	BRL	2,288	12.830%	Brazil Interbank Deposit Rate	01/02/13	55
HSBC	BRL	1,589	12.540%	One Month LIBOR	01/02/14	42
JP Morgan	BRL	1,843	12.170%	Brazil Interbank Deposit Rate	01/02/13	29
JP Morgan	BRL	381	12.200%	One Month LIBOR	01/02/14	4
JP Morgan	USD	600	Three Month LIBOR	3.500%	06/15/21	(4)
JP Morgan	USD	1,377	Three Month LIBOR	Zero coupon	02/15/25	(81)
JP Morgan	USD	100	Three Month LIBOR	4.250%	06/15/41	(1)
Merrill Lynch	BRL	1,017	10.990%	Brazil Interbank Deposit Rate	01/02/12	12
Merrill Lynch	BRL	2,479	11.140%	Brazil Interbank Deposit Rate	01/02/12	54
Merrill Lynch	BRL	2,415	11.900%	Brazil Interbank Deposit Rate	01/02/13	12
Morgan Stanley	BRL	445	11.630%	Brazil Interbank Deposit Rate	01/02/12	3
Morgan Stanley	MXN	148	6.500%	Mexico Interbank 28 Day Deposit Rate	03/05/13	1
Morgan Stanley	USD	600	Three Month LIBOR	2.500%	06/15/16	(7)
Morgan Stanley	USD	100	Three Month LIBOR	3.500%	06/15/21	(1)
Morgan Stanley	USD	1,310	Three Month LIBOR	Zero coupon	02/15/25	(81)
Royal Bank of Canada	AUD	4,165	4.500%	Three Month LIBOR	06/15/11	4
Royal Bank of Canada	BRL	1,526	12.700%	Brazil Interbank Deposit Rate	01/02/14	33
Royal Bank of Scotland	USD	3,300	Three Month LIBOR	4.250%	06/15/41	(31)
UBS	BRL	381	11.420%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	191	12.070%	Brazil Interbank Deposit Rate	01/02/13	2
UBS	BRL	254	12.250%	One Month LIBOR	01/02/14	3
UBS AG	USD	600	Three Month LIBOR	3.500%	06/15/21	(3)
UBS AG	USD	5,700	Three Month LIBOR	4.250%	06/15/41	(53)

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $415						(566)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

American International Group	Bank of America	16.056%	USD	900	1.000%	03/20/16	(26)
American International Group	Citibank	16.056%	USD	1,000	1.000%	03/20/16	(29)
Bank of America	BNP Paribas	2.495%	USD	700	1.000%	09/20/11	(1)
Berkshire Hathaway	Deutsche Bank	4.397%	USD	2,900	1.000%	03/20/13	22
Darden Restaurants, Inc.	Citigroupglobal Markets, Inc.	7.207%	USD	225	(2.730%)	03/20/14	(11)
Darden Restaurants, Inc.	Deutsche Bank	7.207%	USD	950	(2.250%)	03/20/14	(33)
DR Horton, Inc.	Citibank	21.491%	USD	205	(1.000%)	09/20/16	12
DR Horton, Inc.	Deutsche Bank	21.491%	USD	165	(1.000%)	09/20/16	10
DR Horton, Inc.	Goldman Sachs	21.491%	USD	165	(1.000%)	09/20/16	10
GE Capital Corp.	Citibank	2.484%	USD	1,000	5.000%	06/20/11	(13)
GE Capital Corp.	Deutsche Bank	2.495%	USD	200	1.500%	09/20/11	—
GE Capital Corp.	Deutsche Bank	4.565%	USD	1,425	1.070%	12/20/12	8
GE Capital Corp.	Bank of America	9.999%	USD	2,300	1.000%	03/20/16	(5)
Home Depot	Citigroupglobal Markets, Inc.	3.667%	USD	1,095	(2.670%)	03/20/14	(61)
Lowes	Citigroupglobal Markets, Inc.	3.132%	USD	1,140	(1.200%)	03/20/14	(24)
Metlife, Inc.	Deutsche Bank	5.135%	USD	1,500	2.050%	03/20/13	32
Metlife, Inc.	UBS	5.135%	USD	1,500	2.050%	03/20/13	32
Prudential	Deutsche Bank	5.028%	USD	1,500	2.300%	03/20/13	38
Prudential	UBS	5.028%	USD	1,500	2.300%	03/20/13	38
Target Corp	Credit Suisse First Boston	3.883%	USD	260	(1.000%)	12/20/14	(5)
Target Corp	Deutsche Bank	3.883%	USD	260	(1.000%)	12/20/14	(5)
Target Corp.	Credit Suisse First Boston	18.416%	USD	530	(1.000%)	09/20/16	24

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($122)							13

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	207

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,452	0.760%		01/25/38	(1,345)
CMBX AJ Index	Bank of America	USD	270	(0.840%	)	10/12/52	21
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	127
CMBX AJ Index	Credit Suisse First Boston	USD	2,420	(0.840%	)	10/12/52	192
CMBX AJ Index	Credit Suisse First Boston	USD	115	(0.840%	)	10/12/52	9
CMBX AJ Index	Goldman Sachs	USD	1,335	(0.840%	)	10/12/52	106
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.708%		12/20/12	13
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	17
Dow Jones CDX Index	JP Morgan	USD	675	0.553%		12/20/17	6
Dow Jones CDX Index	JP Morgan	USD	400	1.120%		12/20/12	5
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.771%		12/20/12	50
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	7
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	289	0.548%		12/20/17	3

Total Market Value on Open Credit Indices Premiums Paid (Received) - $364							(789)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Barclays Bank PLC	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Deutsche Bank	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Deutsche Bank	9.155%	USD	1,000	1.000%	06/20/15	—
Brazil Government International Bond	Goldman Sachs	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Morgan Stanley	9.155%	USD	500	1.000%	06/20/15	—
Brazil Government International Bond	Bank of America	9.567%	USD	1,000	1.000%	09/20/15	(2)
Brazil Government International Bond	Citibank	9.567%	USD	1,000	1.000%	09/20/15	(2)
Brazil Government International Bond	HSBC	9.567%	USD	700	1.000%	09/20/15	(1)
Brazil Government International Bond	JP Morgan	9.567%	USD	200	1.000%	09/20/15	—
Brazil Government International Bond	UBS	9.567%	USD	500	1.000%	09/20/15	(1)
Brazil Government International Bond	Bank of America	10.259%	USD	2,600	1.000%	03/20/16	(6)
Brazil Government International Bond	Citibank	10.556%	USD	800	1.000%	06/20/16	(1)
Brazil Government International Bond	Credit Suisse Financial Products	10.556%	USD	1,900	1.000%	06/20/16	(3)
China Government International Bond	Barclays Bank PLC	6.617%	USD	2,400	1.000%	03/20/16	34
France Government International Bond	Morgan Stanley	7.084%	USD	500	0.250%	03/20/16	(11)
France Government International Bond	Royal Bank of Scotland	7.084%	USD	500	0.250%	03/20/16	(11)
Italy Government International Bond	Barclays Bank PLC	14.311%	USD	800	1.000%	03/20/16	(17)
Italy Government International Bond	Goldman Sachs	14.311%	USD	200	1.000%	03/20/16	(4)
Italy Government International Bond	Goldman Sachs	14.582%	USD	1,000	1.000%	06/20/16	(21)
Japan Government International Bond	Bank of America	7.596%	USD	100	1.000%	03/20/16	1

Japan Government International Bond	Bank of America	7.596%	USD	200	1.000%	03/20/16	2
Japan Government International Bond	JP Morgan	7.596%	USD	700	1.000%	03/20/16	7
Japan Government International Bond	Goldman Sachs	7.930%	USD	500	1.000%	06/20/16	6
Kazakhstan Government International Bond	Citibank	13.600%	USD	300	1.000%	03/20/16	(5)
Kazakhstan Government International Bond	Deutsche Bank	13.600%	USD	300	1.000%	03/20/16	(5)
Kazakhstan Government International Bond	HSBC	13.600%	USD	400	1.000%	03/20/16	(7)
Mexico Government International Bond	Citibank	8.269%	USD	400	1.000%	03/20/15	1
Mexico Government International Bond	Credit Suisse First Boston	8.269%	USD	400	1.000%	03/20/15	1
Mexico Government International Bond	Deutsche Bank	8.269%	USD	200	1.000%	03/20/15	1
Mexico Government International Bond	Bank of America	8.909%	USD	300	1.000%	09/20/15	—
Mexico Government International Bond	Citibank	8.909%	USD	700	1.000%	09/20/15	1
Mexico Government International Bond	Deutsche Bank	9.525%	USD	900	1.000%	03/20/16	1

See accompanying notes which are an integral part of the financial statements.

208	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
Mexico Government International Bond	Deutsche Bank	9.789%	USD	2,100	1.000%	06/20/16	4
Spain Government International Band	Bank of America	23.209%	USD	100	1.000%	03/20/16	(6)
United Kingdom Gilt	Deutsche Bank	4.167%	USD	800	1.000%	12/20/14	14
United Kingdom Gilt	Deutsche Bank	4.167%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	Deutsche Bank	4.167%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	JP Morgan	4.418%	USD	600	1.000%	03/20/15	10
United Kingdom Gilt	JP Morgan	4.418%	USD	200	1.000%	03/20/15	3
United Kingdom Gilt	Goldman Sachs	5.245%	USD	400	1.000%	12/20/15	7
United Kingdom Gilt	Credit Suisse Financial Products	5.497%	USD	200	1.000%	03/20/16	4
United States of America Government Bond	BNP Paribas	4.180%	EUR	1,481	0.250%	03/20/16	(12)

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($206)							(14)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $36							(790)

Index Swap Contracts
Underlying Security	Counterparty	Notional Amount $		Terms	Termination Date	Unrealized Appreciation (Depreciation) $

CMBS Index	JP Morgan Securities	USD	25,000	TRXCMBS	01/01/12	(5)
CMBS Index	Morgan Stanley	USD	25,000	TRXCMBS	01/01/12	(5)
CMBS Index	Morgan Stanley	USD	50,000	TRXCMBSRESET	01/01/12	(8)
Markit IOS Index	Barclays Capital	USD	100,000	1 Month BBA LIBOR	01/01/12	(3)
Markit IOS Index	Barclays Capital	USD	250,000	BBA LIBOR 1 Month	02/12/40	(1)
Markit IOS Index	Barclays Capital	USD	100,000	1 Month BBA LIBOR	01/01/12	(2)
Markit IOS Index	Morgan Stanley	USD	50,000	BBA LIBOR 1 Month	02/12/40	(2)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(26)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	209

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$57,586	$948	$58,534	3.6
Corporate Bonds and Notes	—	297,998	—	297,998	18.4
International Debt	—	125,026	196	125,222	7.7
Mortgage-Backed Securities	—	634,005	8,730	642,735	39.8
Municipal Bonds	—	33,342	—	33,342	2.1
Non-US Bonds	—	9,979	—	9,979	0.6
United States Government Agencies	—	51,953	—	51,953	3.2
United States Government Treasuries	—	213,293	—	213,293	13.2
Preferred Stocks	4,022	—	2,975	6,997	0.5
Options Purchased	25	26	—	51	—	*
Short-Term Investments	—	373,856	2,124	375,980	23.3
Repurchase Agreements	—	44,200	—	44,200	2.7
Other Securities	—	43,739	—	43,739	2.7

Total Investments	4,047	1,885,003	14,973	1,904,023	117.8

Other Assets and Liabilities, Net					(17.8)

					100.0

Other Financial Instruments
Futures Contracts	1,698	—	—	1,698	0.1
Options Written	(139)	(1,098)	(335)	(1,572)	(0.1)
Foreign Currency Exchange Contracts	—	1,607	—	1,607	0.1
Interest Rate Swap Contracts	—	(591)	(390)	(981)	(0.1)
Credit Default Swap Contracts	—	(826)	—	(826)	—	*
Index Swap Contracts	(26)	—	—	(26)	—	*

Total Other Financial Instruments**	$1,533	$(908)	$(725)	$(100)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

210	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at market value*	$—	$—	$51
Unrealized appreciation on foreign currency exchange contracts		2,374	—
Daily variation margin on futures contracts*	—	—	2,670
Interest rate swap contracts, at market value	—	—	557
Credit default swap contracts, at market value	883	—	—

Total	$883	$2,374	$3,278

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$767	$—
Daily variation margin on futures contracts*	—	—	972
Interest rate swap contracts, at market value	—	—	1,123
Credit default swap contracts, at market value	1,673	—	—
Options written, at market value	—	—	(1,572)
Unrealized appreciation on index swap contracts	—	—	(28)

Total	$1,673	$767	$495

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$25
Futures contracts	—	—	(1,089)
Options Written	—	—	667
Credit default swap contracts	672	—	—
Index swap contracts	—	—	117
Interest rate swap contracts	—	—	(1,143)
Foreign currency-related transactions	—	1,581	—

Total	$672	$1,581	$(1,695)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$—	$5
Futures contracts	—	—	2,085
Options Written	—	—	(580)
Credit default swap contracts	(474)	—	—
Index swap contracts	—	—	(26)
Interest rate swap contracts	—	—	(536)
Foreign currency-related transactions	—	1,106	—

Total	$(474)	$1,106	$1,230

*	Market value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments.
Only current day’s variation margin is reported within the statement of assets & liabilities
***	Includes net realized gain (loss) on purchase options as reported in the Schedule of Investments.
****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	211

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,006.40	$1,020.43
Expenses Paid During Period*	$4.38	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,002.30	$1,016.71
Expenses Paid During Period*	$8.09	$8.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,005.90	$1,020.43
Expenses Paid During Period*	$4.38	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

212	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,007.00	$1,021.67
Expenses Paid During Period*	$3.14	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,008.00	$1,022.17
Expenses Paid During Period*	$2.64	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Short Duration Bond Fund	213

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 70.8%
Asset-Backed Securities - 7.2%
Ally Auto Receivables Trust Series 2010-5 Class A2 0.800% due 03/15/13	2,000	2,003
Ally Master Owner Trust Series 2010-1 Class A 1.969% due 01/15/15 (Ê)(Þ)	2,305	2,350
American Express Credit Account Master Trust Series 2005-4 Class A 0.289% due 01/15/15 (Ê)	1,388	1,387
AmeriCredit Automobile Receivables Trust Series 2010-2 Class A2 1.220% due 10/08/13	1,368	1,372
Series 2010-A Class A2 1.460% due 11/06/13	409	410
Series 2011-2 Class A3 1.610% due 10/08/15	2,525	2,539
Ameriquest Mortgage Securities, Inc. Series 2005-R10 Class A2B 0.433% due 12/25/35 (Ê)	474	461
Asset Backed Securities Corp. Home Equity Series 2002-HE1 Class M1 1.869% due 03/15/32 (Ê)	457	361
Series 2004-HE6 Class A1 0.488% due 09/25/34 (Ê)	160	145
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,011	1,074
Bank of America Auto Trust Series 2009-3A Class A3 1.670% due 12/15/13 (Þ)	342	344
Bank of America Credit Card Trust Series 2007-C1 Class C1 0.509% due 06/16/14 (Ê)	1,200	1,194
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.000% due 07/25/33	187	182
Series 2007-HE7 Class 1A1 1.213% due 10/25/37 (Ê)	458	298
Capital Auto Receivables Asset Trust Series 2008-2 Class A3A 4.680% due 10/15/12	147	148
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A 0.299% due 09/15/15 (Ê)	1,365	1,361
Series 2005-B1 Class B1 4.900% due 12/15/17	820	894
Series 2006-C3 Class C3 0.539% due 07/15/14 (Ê)	350	349
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	104	106
Chase Issuance Trust Series 2005-C2 Class C2 0.659% due 01/15/15 (Ê)	1,585	1,579

	Principal Amount ($) or Shares	Market Value $
Series 2007-A9 Class A9 0.249% due 06/16/14 (Ê)	3,700	3,695
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	101	97
Citibank Omni Master Trust Series 2009-A8 2.319% due 05/16/16 (Å)(Ê)	1,100	1,116
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.693% due 12/25/31 (Ê)	66	35
Series 2005-1 Class AF4 5.147% due 07/25/35	390	383
Series 2005-4 Class AF3 4.456% due 10/25/35	51	50
Series 2005-17 Class 4A2A 0.473% due 05/25/36 (Ê)	546	483
Series 2006-3 Class 2A2 0.393% due 06/25/36 (Ê)	293	254
Series 2007-4 Class A2 5.530% due 09/25/37	360	323
Discover Card Master Trust I Series 1996-4 Class B 0.769% due 10/16/13 (Ê)	1,280	1,280
Series 2007-3 Class B2 0.399% due 10/16/14 (Ê)	1,240	1,234
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	479	338
Fadr LLC Series 2011-2 Class A 0.400% due 12/27/37 (Å)(Ê)	2,374	1,933
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	974	972
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 7.935% due 12/25/30	2,220	2,411
Series 2002-50 Class A6 3.614% due 09/27/12	73	75
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	860	861
Franklin Auto Trust Series 2006-1 Class C 5.410% due 07/21/14	995	997
Fremont Home Loan Trust Series 2006-E Class 2A1 0.273% due 01/25/37 (Ê)	52	49
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	141	142
GE-WMC Mortgage Securities LLC Series 2006-1 Class A2A 0.253% due 08/25/36 (Ê)	11	4
GSAMP Trust Series 2007-FM1 Class A2A 0.283% due 12/25/36 (Ê)	142	105

214	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Harley-Davidson Motorcycle Trust Series 2006-2 Class B 5.580% due 08/15/14	2,460	2,465
Series 2007-2 Class A4 5.120% due 08/15/13	369	377
Series 2007-3 Class A4 5.520% due 11/15/13	1,061	1,088
Home Equity Asset Trust Series 2006-3 Class 2A3 0.393% due 07/25/36 (Ê)	1,307	1,268
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.503% due 01/20/34 (Ê)	210	190
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.773% due 10/25/34 (Ê)	20	16
Long Grove CLO, Ltd. Series 2004-1A Class A 0.692% due 05/25/16 (Ê)(Þ)	3,273	3,213
Marriott Vacation Club Owner Trust Series 2006-1A Class D 6.502% due 04/20/28 (Þ)	172	163
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.224% due 04/25/38 (Ê)	1,354	1,348
Nissan Auto Lease Trust Series 2010-B Class A4 1.270% due 10/15/16	720	721
Nissan Auto Receivables Owner Trust Series 2010-A Class A3 0.870% due 07/15/14	2,486	2,485
Railcar Leasing LLC Series 1997-1 Class A2 7.125% due 01/15/13 (Þ)	867	906
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	129	120
Series 2007-2 Class AF2 5.675% due 06/25/37	355	190
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A 5.520% due 10/15/14	1,434	1,441
Series 2010-1 Class A2 1.360% due 03/15/13	900	902
Sierra Receivables Funding Co. LLC Series 2009-3A Class A1 7.620% due 07/20/26 (Þ)	252	257
SLM Student Loan Trust Series 2008-2 Class A1 0.574% due 01/25/15 (Ê)	23	23
Series 2008-7 Class A2 0.774% due 10/25/17 (Ê)	2,600	2,603
Series 2011-A Class A1 1.213% due 10/15/24 (Å)(Ê)	3,465	3,472
Series 2011-A Class A2 4.370% due 04/17/28 (Å)	715	723

	Principal Amount ($) or Shares	Market Value $
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	508	529
SMART Trust Series 2011-1USA Class A2A 1.180% due 04/14/13 (Þ)	725	725
South Carolina Student Loan Corp. Series 2008-1 Class A4 1.311% due 09/03/24 (Ê)	400	396
South Carolina Student Loan Corp. Revenue Bonds Series 2008-1 Class A2 0.861% due 03/01/18 (Ê)	526	518
Series 2008-1 Class A3 1.061% due 03/02/20 (Ê)	700	695
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	42	39
USAA Auto Owner Trust Series 2008-2 Class A3 4.640% due 10/15/12	26	26
Volkswagen Auto Lease Trust Series 2010-A Class A4 1.180% due 10/20/15	735	735
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A4 1.980% due 09/20/17	2,610	2,623

		65,651

Corporate Bonds and Notes - 15.5%
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	216
Ally Financial, Inc. 3.674% due 06/20/14 (Ê)	300	303
Series * 6.875% due 08/28/12	300	315
Altria Group, Inc. 4.125% due 09/11/15	1,400	1,473
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	323
American Express Credit Corp. 2.750% due 09/15/15	815	812
Series C 7.300% due 08/20/13	1,535	1,725
American International Group, Inc. 4.250% due 05/15/13	500	519
5.600% due 10/18/16	235	250
8.250% due 08/15/18	100	119
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15	1,415	1,514
Series FRN 0.824% due 01/27/14 (Ê)	2,500	2,513
AT&T, Inc. 4.950% due 01/15/13	1,500	1,598
Bank of America Corp. 1.693% due 01/30/14 (Ê)	1,800	1,831

Russell Short Duration Bond Fund	215

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.625% due 07/01/20	2,445	2,566
BB&T Corp. 2.050% due 04/28/14	735	738
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	3,695	4,013
Best Buy Co., Inc. 6.750% due 07/15/13	655	717
3.750% due 03/15/16	830	834
Black & Decker Corp. 8.950% due 04/15/14	1,020	1,211
Boston Scientific Corp. 4.500% due 01/15/15	860	902
6.400% due 06/15/16	390	437
Case New Holland, Inc. 7.750% due 09/01/13	450	490
CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Þ)	775	750
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	547	627
Church & Dwight Co., Inc. 3.350% due 12/15/15	385	392
Cisco Systems, Inc. 1.625% due 03/14/14	1,855	1,865
CIT Group, Inc. 7.000% due 05/01/13	31	31
7.000% due 05/01/14	87	89
7.000% due 05/01/15	387	393
7.000% due 05/01/17	204	205
Series . 7.000% due 05/01/16	145	147
Citigroup, Inc. 5.625% due 08/27/12	200	210
1.164% due 02/15/13 (Ê)	800	805
5.500% due 04/11/13	700	749
4.587% due 12/15/15	3,445	3,646
Commonwealth Edison Co. 1.625% due 01/15/14	855	857
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	725	762
COX Communications, Inc. 7.125% due 10/01/12	2,250	2,434
CVS Caremark Corp. 4.875% due 09/15/14	970	1,064
Devon Energy Corp. 5.625% due 01/15/14	615	683
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.550% due 03/15/15	1,190	1,232
Discover Financial Services 10.250% due 07/15/19	930	1,229
Dominion Resources, Inc. 1.800% due 03/15/14	1,030	1,035
Series B 6.250% due 06/30/12	350	371
Dow Chemical Co. (The) 4.850% due 08/15/12	5,455	5,709

	Principal Amount ($) or Shares	Market Value $
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	546
Duke Energy Carolinas LLC 4.300% due 06/15/20	710	729
E*Trade Financial Corp. 12.500% due 11/30/17	128	153
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	475	531
Enterprise Products Operating LLC 4.600% due 08/01/12	1,000	1,041
5.900% due 04/15/13	175	190
Express Scripts, Inc. 6.250% due 06/15/14	970	1,088
First Horizon National Corp. 5.375% due 12/15/15	500	532
FirstEnergy Solutions Corp. 4.800% due 02/15/15	655	695
Florida Gas Transmission Co. LLC 4.000% due 07/15/15 (Þ)	500	522
Ford Motor Credit Co. LLC 7.500% due 08/01/12	525	557
8.700% due 10/01/14	400	458
Fortune Brands, Inc. 3.000% due 06/01/12	745	758
General Electric Capital Corp. 1.875% due 09/16/13	1,465	1,475
5.300% due 02/11/21	360	373
Goldman Sachs Group, Inc. (The) 3.700% due 08/01/15	2,985	3,059
Hewlett-Packard Co. 3.750% due 12/01/20	215	210
IBM International Group Capital LLC 5.050% due 10/22/12	335	356
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	4,385	4,648
Jabil Circuit, Inc. 7.750% due 07/15/16	300	340
John Deere Capital Corp. 4.900% due 09/09/13	980	1,066
JPMorgan Chase & Co. Series 1 7.900% due 04/29/49 (AE)(ƒ)	275	302
JPMorgan Chase Bank NA 0.640% due 06/13/16 (Ê)	1,400	1,345
Kraft Foods, Inc. 2.625% due 05/08/13	2,700	2,780
4.125% due 02/09/16	920	967
5.375% due 02/10/20	1,145	1,239
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/49 (ƒ)(Ø)	270	—
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	526
7.250% due 08/15/13	770	863
Medtronic, Inc. 4.500% due 03/15/14	230	250
3.000% due 03/15/15	1,230	1,278

216	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merrill Lynch & Co., Inc. 5.450% due 02/05/13	3,700	3,938
MetLife Institutional Funding II 1.201% due 04/04/14 (Å)(Ê)	1,700	1,704
Metropolitan Life Global Funding I 5.125% due 04/10/13 (Þ)	100	107
3.125% due 01/11/16 (Þ)	3,145	3,153
Microsoft Corp. 4.200% due 06/01/19	1,000	1,047
Morgan Stanley 6.625% due 04/01/18	1,640	1,831
Series GMTN 2.812% due 05/14/13 (Ê)	900	928
Motorola Solutions, Inc. 5.375% due 11/15/12	800	842
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	1,405	1,376
NB Capital Trust IV 8.250% due 04/15/27	360	370
NBCUniversal Media LLC 3.650% due 04/30/15 (Þ)	1,260	1,305
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	1,200	1,287
Oracle Corp. 3.875% due 07/15/20 (Þ)	240	238
PACCAR, Inc. 6.875% due 02/15/14	700	801
Pacific Gas & Electric Co. 6.250% due 12/01/13	480	531
Pacific Life Global Funding 5.150% due 04/15/13 (Þ)	900	957
Pricoa Global Funding I 0.509% due 09/27/13 (Ê)(Þ)	200	197
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	215
Prudential Financial, Inc. 6.200% due 01/15/15	310	346
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	70	—
4.875% due 11/15/49 (Ø)	205	—
Qwest Corp. 3.560% due 06/15/13 (Ê)	200	207
Rainbow National Services LLC 8.750% due 09/01/12 (Þ)	400	400
Regions Financial Corp. 0.479% due 06/26/12 (Ê)	1,100	1,065
7.750% due 11/10/14	100	109
Rockies Express Pipeline LLC 6.250% due 07/15/13 (Å)	930	1,000
6.850% due 07/15/18 (Þ)	825	918
Sempra Energy 2.000% due 03/15/14	1,205	1,206
Simon Property Group, LP 4.200% due 02/01/15	1,150	1,224
SLM Student Loan 0.964% due 10/25/23	1,800	2,507

	Principal Amount ($) or Shares	Market Value $
Southern Copper Corp. 6.375% due 07/27/15	300	330
SSIF Nevada, LP 0.981% due 04/14/14 (Å)(Ê)	3,700	3,706
SunTrust Banks, Inc. 5.250% due 11/05/12	2,150	2,264
Symantec Corp. 2.750% due 09/15/15	710	699
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,860	1,962
Textron, Inc. 6.200% due 03/15/15	970	1,071
Time Warner Cable, Inc. 3.500% due 02/01/15	2,285	2,367
Time Warner, Inc. 3.150% due 07/15/15	700	717
Union Pacific Corp. 5.375% due 05/01/14	1,000	1,102
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	2,066
1.950% due 03/28/14	1,430	1,442
3.000% due 04/01/16	705	712
Series FRN 0.919% due 03/28/14 (Ê)	1,300	1,313
Wachovia Corp. 5.500% due 05/01/13	1,100	1,190
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	320
Walt Disney Co. (The) 4.500% due 12/15/13	385	418
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14	525	569
Wells Fargo & Co. 4.375% due 01/31/13	1,125	1,188
3.676% due 06/15/16	3,070	3,155
Series K 7.980% due 03/29/49 (ƒ)	4,600	5,060
Williams Partners, LP 3.800% due 02/15/15	530	555
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	835	992
WM Wrigley Jr Co. 3.050% due 06/28/13 (Þ)	400	408
Yum! Brands, Inc. 4.250% due 09/15/15	595	627

		143,623

International Debt - 10.7%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700% due 08/07/13 (Þ)	1,100	1,228
America Movil SAB de CV 5.000% due 10/16/19	1,150	1,198
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	200	218
ArcelorMittal 3.750% due 03/01/16	1,605	1,627
6.125% due 06/01/18	785	850

Russell Short Duration Bond Fund	217

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Babson CLO, Ltd. Series 2004-2A Class A2A 0.633% due 11/15/16 (Ê)(Þ)	968	942
Banco Bradesco SA 1.955% due 01/24/13 (ž)	400	403
Banco de Galicia y Buenos Aires 8.750% due 05/04/18 (Å)	750	762
Banco do Brasil SA 4.500% due 01/22/15 (Þ)	300	313
Banco do Nordeste do Brasil SA 3.625% due 11/09/15 (Þ)	600	587
Banco Mercantil del Norte SA 4.375% due 07/19/15 (Þ)	500	505
Banco Santander Chile 2.875% due 11/13/12 (Þ)	1,200	1,204
3.750% due 09/22/15 (Þ)	1,000	1,007
Banco Votorantim SA 5.250% due 02/11/16 (Å)	1,540	1,555
Bank of Nova Scotia 0.589% due 10/18/12 (ž)	1,500	1,502
Bank of Tokyo-Mitsubishi UFJ, Ltd. 3.850% due 01/22/15 (Þ)	600	627
Banque PSA Finance 2.203% due 04/04/14 (Ê)(Þ)	800	798
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	223
BNP Paribas Series BKNT 1.190% due 01/10/14 (Ê)	1,300	1,307
BPCE SA 2.375% due 10/04/13 (Þ)	100	101
Braskem Finance, Ltd. 5.750% due 04/15/21 (Å)	300	299
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	1,430	1,413
Cemex SAB de CV 5.301% due 09/30/15 (Ê)(Þ)	1,360	1,348
Cenovus Energy, Inc. 4.500% due 09/15/14	335	363
Centrais Eletricas Brasileiras SA 6.875% due 07/30/19 (Þ)	200	224
Central American Bank for Economic Integration 5.375% due 09/24/14 (Þ)	700	759
Commonwealth Bank of Australia 0.705% due 07/12/13 (Ê)(Þ)	4,600	4,609
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.200% due 03/11/15 (Þ)	1,760	1,815
Corp. Andina de Fomento 3.750% due 01/15/16	660	669
8.125% due 06/04/19	210	255
Credit Agricole Home Loan SFH 1.024% due 07/21/14 (Å)(Ê)	1,800	1,804
Credit Agricole SA 1.724% due 01/21/14 (Ê)(Þ)	1,600	1,624

	Principal Amount ($) or Shares	Market Value $
DanFin Funding, Ltd. 0.976% due 07/16/13 (Ê)(Þ)	3,000	2,997
Danske Bank A/S 2.500% due 05/10/12 (Þ)	200	203
Deutsche Telekom International Finance BV 5.250% due 07/22/13	2,000	2,164
4.875% due 07/08/14	905	986
Dexia Credit Local NY 0.710% due 03/05/13 (Ê)(Þ)	2,800	2,789
Dexia Credit Local SA 0.753% due 04/29/14 (Ê)(Þ)	1,400	1,394
Digicel Group, Ltd. 9.125% due 01/15/15 (Þ)	815	848
Dryden Leveraged Loan CDO 2002-II Series 2005-8A Class A 0.563% due 05/22/17 (Å)(Ê)	890	852
FIH Erhvervsbank A/S 0.680% due 06/13/13 (Ê)(Þ)	4,900	4,895
Gazprom OAO Via Gaz Capital SA 7.510% due 07/31/13 (Þ)	600	665
Hutchison Whampoa International 09/19, Ltd. 5.750% due 09/11/19 (Þ)	685	739
Industrial Bank of Korea 3.750% due 09/29/16 (Þ)	1,900	1,900
ING Bank NV 3.900% due 03/19/14 (Þ)	300	320
Intesa Sanpaolo SpA 2.713% due 02/24/14 (Ê)(Þ)	700	717
Intesa Sanpaolo SpA NY Series YCD 2.375% due 12/21/12	2,100	2,115
Korea Development Bank 8.000% due 01/23/14	600	689
3.250% due 03/09/16	1,800	1,777
Korea Finance Corp. 3.250% due 09/20/16	1,630	1,592
Korea Housing Finance Corp. 4.125% due 12/15/15 (Þ)	700	720
Landmark CDO, Ltd. Series 2003-3A Class A1LA 0.748% due 01/15/16 (Ê)(Þ)	398	376
Lehman Brothers Holdings, Inc. Zero coupon due 12/31/49 (ƒ)	950	341
Lloyds TSB Bank PLC 2.624% due 01/24/14 (Ê)	1,900	1,952
MDC-GMTN B.V. 5.500% due 04/20/21 (Å)	1,055	1,064
National Australia Bank, Ltd. 1.010% due 04/11/14 (Å)(Ê)	2,800	2,847
Nationwide Building Society 2.500% due 08/17/12 (Å)	400	410
Nordea Eiendomskreditt AS 0.714% due 04/07/14 (Å)(Ê)	1,300	1,299
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	535	478

218	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	400	462
Poland Government International Bond 5.125% due 04/21/21	540	541
Qatari Diar Finance QSC 3.500% due 07/21/15 (Þ)	1,400	1,425
Qtel International Finance, Ltd. 3.375% due 10/14/16 (Þ)	2,800	2,737
5.000% due 10/19/25 (Þ)	700	635
RCI Banque SA 2.155% due 04/11/14 (Å)(Ê)	1,800	1,793
SABMiller PLC 5.500% due 08/15/13 (Þ)	1,145	1,247
6.500% due 07/01/16 (Þ)	240	277
Shell International Finance BV 3.100% due 06/28/15	2,645	2,744
SLM Corp. 4.875% due 12/17/12	500	822
1.044% due 06/17/13 (Ê)	100	136
Societe Financement de l’Economie Francaise 3.375% due 05/05/14 (Þ)	1,300	1,376
Telefonica Emisiones SAU 2.582% due 04/26/13	595	604
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	845	914
Total Capital SA 3.000% due 06/24/15	1,280	1,321
Transocean, Inc. Series B 1.500% due 12/15/37	2,200	2,189
Tyco Electronics Group SA 6.000% due 10/01/12	760	809
Tyco International Finance SA 4.125% due 10/15/14	680	727
Volkswagen International Finance NV 0.757% due 10/01/12 (Ê)(Þ)	1,700	1,705
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,135	1,253
Waha Aerospace BV 3.925% due 07/28/20 (Þ)	1,710	1,721
Westpac Banking Corp. 2.250% due 11/19/12	2,000	2,039
1.037% due 03/31/14 (Å)(Ê)	1,400	1,403
Willis Group Holdings PLC 4.125% due 03/15/16	535	543
XL Group PLC 5.250% due 09/15/14	840	903

		99,594

Loan Agreements - 0.2%
Energy Future Holdings Corp. Term Loan B2 3.761% due 10/10/14	1,177	1,013
Newsday Corp. Term Loan Series BL 10.500% due 07/09/13	275	292
Supermedia, Inc. Term Loan Series BL 11.000% due 12/31/15	84	57

		1,362

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 24.6%
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150% due 03/25/58 (Þ)	350	362
American Home Mortgage Investment Trust Series 2004-3 Class 5A 2.292% due 10/25/34 (Ê)	744	667
Series 2004-4 Class 4A 2.213% due 02/25/45 (Ê)	256	232
Asset Securitization Corp. Series 1997-D5 Class A3 7.133% due 02/14/43	145	156
Banc of America Alternative Loan Trust Series 2005-3 Class 2A1
5.500% due 04/25/20	135	131
Series 2005-9 Class 5A1 5.500% due 10/25/20	51	49
Banc of America Commercial Mortgage, Inc. Series 2002-PB2 Class C
6.349% due 06/11/35	155	158
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	375	389
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	688	737
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	700	749
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	970	1,054
Series 2005-1 Class A4 5.233% due 11/10/42	1,630	1,688
Series 2005-6 Class A2 5.165% due 09/10/47	281	281
Series 2006-2 Class A4 5.929% due 05/10/45	60	67
Banc of America Funding Corp. Series 2005-D Class A1 2.813% due 05/25/35 (Ê)	4,868	4,707
Series 2006-2 Class 2A18 5.750% due 03/25/36	1,429	1,416
Series 2006-A Class 1A1 2.797% due 02/20/36 (Ê)	991	933
Series 2006-F Class 1A2 3.192% due 07/20/36 (Ê)	81	32
Series 2006-I Class 5A1 6.041% due 10/20/46 (Ê)	477	425
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 5A1 6.500% due 10/25/31	56	57
Series 2004-I Class 2A2 3.231% due 10/25/34 (Ê)	446	418
Series 2004-L Class 1A1 2.970% due 01/25/35 (Ê)	37	30
Series 2004-L Class 2A1 2.876% due 01/25/35 (Ê)	1,276	1,088
BCRR Trust Series 2010-LEAF Class 11A 4.230% due 12/22/35 (Þ)	1,831	1,864

Russell Short Duration Bond Fund	219

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 5.532% due 04/25/33	158	156
Series 2003-8 Class 2A1 2.864% due 01/25/34 (Ê)	135	135
Series 2005-6 Class 1A1 2.934% due 08/25/35	173	132
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.629% due 05/25/35	610	503
Series 2005-7 Class 22A1 2.935% due 09/25/35	39	30
Series 2006-3 Class 33A1 5.686% due 05/25/36 (Ê)	549	312
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class A2 6.480% due 02/15/35	17	17
Series 2001-TOP4 Class A3 5.610% due 11/15/33	26	26
Series 2004-PWR5 Class A2 4.254% due 07/11/42	33	33
Series 2004-PWR5 Class A3 4.565% due 07/11/42	565	568
Series 2005-PWR8 Class A3 4.550% due 06/11/41	198	201
Series 2006-PW11 Class A1 5.266% due 03/11/39	407	407
Series 2007-PW18 Class A1 5.038% due 06/13/50	76	77
Series 2007-T26 Class A4 5.471% due 01/12/45	100	110
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.674% due 01/26/36	188	122
Series 2007-R6 Class 2A1 5.089% due 12/26/46	1,590	1,107
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A2 3.759% due 04/15/44 (Þ)	715	726
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 3.117% due 02/25/37	352	357
Citicorp Mortgage Securities, Inc. Series 2005-7 Class 1A1 5.500% due 10/25/35	544	546
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	50	55
Citigroup Mortgage Loan Trust, Inc. Series 2007-10 Class 2A3A 5.981% due 09/25/37	144	94
Commercial Mortgage Asset Trust Series 1999-C1 Class A3 6.640% due 01/17/32	19	19
Series 1999-C1 Class D 7.350% due 01/17/32	500	543

	Principal Amount ($) or Shares	Market Value $
Series 1999-C2 Class E 8.887% due 11/17/32	50	54
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	1,520	1,579
Series 2006-C7 Class A2 5.690% due 06/10/46	12	11
Series 2006-C8 Class A4 5.306% due 12/10/46	400	433
Series 2007-FL14 Class A1 0.309% due 06/15/22 (Å)(Ê)	203	198
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	251	255
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	114	113
Series 2005-48T1 Class A6 5.500% due 11/25/35	2,692	1,934
Series 2006-36T2 Class 1A9 1.113% due 12/25/36 (Ê)	754	408
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 3.106% due 11/25/34	173	148
Series 2004-HYB9 Class 1A1 2.805% due 02/20/35	305	257
Series 2005-HYB9 Class 5A1 2.528% due 02/20/36 (Ê)	669	461
Series 2006-1 Class A2 6.000% due 03/25/36	813	689
Series 2006-HYB3 Class 3A1A 5.797% due 05/20/36	487	345
Series 2006-HYB4 Class 1A2 2.828% due 06/20/36	21	1
Series 2006-R2 Class AF1 0.633% due 07/25/36 (Ê)(Þ)	337	301
Series 2007-1 Class A1 6.000% due 03/25/37	3,103	2,671
Series 2007-2 Class A2 6.000% due 03/25/37	5,400	4,711
Series 2007-9 Class A11 5.750% due 07/25/37	1,300	1,142
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CP4 Class B 6.330% due 12/15/35	220	220
Series 2001-SPGA Class A2 6.515% due 08/13/18 (Þ)	40	40
Series 2002-CKN2 Class C1 6.376% due 04/15/37	1,155	1,193
Series 2002-CKP1 Class A3 6.439% due 12/15/35	536	547
Series 2002-CKS4 Class B 5.333% due 11/15/36	1,185	1,222
Series 2005-C2 Class A3 4.691% due 04/15/37	293	300

220	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-C3 Class A2 4.512% due 07/15/37	102	103
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.847% due 03/15/39	100	109
Series 2006-TFLA Class A2 0.379% due 04/15/21 (Ê)(Þ)	1,432	1,407
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	435	422
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B1 6.910% due 06/10/31	3	3
Series 2000-CKP1 Class B1 7.950% due 11/10/33	75	75
Extended Stay America Trust Series 2010-ESHA Class A 2.951% due 11/05/27 (Þ)	1,806	1,800
Fannie Mae 5.000% due 2013	99	105
6.000% due 2013	46	51
6.000% due 2014	159	173
5.500% due 2016	318	346
5.500% due 2017	523	568
6.000% due 2017	71	78
7.000% due 2017	66	73
4.000% due 2018	2,143	2,261
4.000% due 2020	3,691	3,893
7.000% due 2022	1,084	1,163
4.500% due 2023	720	761
4.500% due 2024	1,032	1,090
2.355% due 2033 (Ê)	49	51
5.000% due 2034	987	1,049
2.366% due 2035 (Ê)	1,692	1,771
2.615% due 2035 (Ê)	145	153
2.925% due 2035 (Ê)	9,416	9,936
5.000% due 2035	415	440
6.000% due 2036	2,428	2,663
5.500% due 2037	855	922
5.500% due 2038	2,345	2,526
6.000% due 2038	1,486	1,631
5.500% due 2039	994	1,071
6.000% due 2039	180	198
1.562% due 2041 (Ê)	442	446
1.512% due 2042 (Ê)	157	157
15 Year TBA (Ï)
3.500%	1,000	1,012
4.000%	1,500	1,554
4.500%	2,440	2,575
30 Year TBA (Ï)
5.500%	6,025	6,507
6.000%	4,100	4,483
6.500%	6,000	6,726
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	342	387

	Principal Amount ($) or Shares	Market Value $
Series 2001-T4 Class A1 7.500% due 07/25/41	55	64
Series 2001-T8 Class A2 9.500% due 07/25/41	29	33
Series 2001-T10 Class A1 7.000% due 12/25/41	82	91
Series 2001-T10 Class A2 7.500% due 12/25/41	44	50
Series 2002-T4 Class A3 7.500% due 12/25/41	12	14
Series 2002-T19 Class A1 6.500% due 07/25/42	603	679
Fannie Mae REMICS Series 2002-57 Class PG 5.500% due 09/25/17	1,002	1,085
Series 2003-16 Class BH 5.000% due 03/25/17	267	271
Series 2003-63 Class GU 4.000% due 07/25/33	27	28
Series 2003-75 Class NB 3.250% due 08/25/18	26	26
Series 2004-70 Class EB 5.000% due 10/25/24	335	361
Series 2007-30 Class AF 0.523% due 04/25/37 (Ê)	346	345
Series 2007-63 Class FC 0.563% due 07/25/37 (Ê)	1,516	1,517
Series 2007-73 Class A1 0.273% due 07/25/37 (Ê)	165	162
Series 2009-69 Class MB 4.000% due 09/25/29	265	257
Series 2009-96 Class DB 4.000% due 11/25/29	265	258
Series 2010-15 Class FD 0.953% due 03/25/40 (Ê)	2,568	2,596
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	439	492
Series 2003-W2 Class 1A1 6.500% due 07/25/42	238	270
Series 2004-W9 Class 2A1 6.500% due 02/25/44	53	60
Series 2004-W11 Class 1A2 6.500% due 05/25/44	391	445
Series 2005-W1 Class 1A2 6.500% due 10/25/44	125	141
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A 2.980% due 12/06/20 (Þ)	1,707	1,721
Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	1,513	1,522
Series 2010-S1 Class 1A 0.761% due 02/25/48 (Ê)(Þ)	736	737
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2009-K003 Class A3 4.324% due 12/25/15	220	234

Russell Short Duration Bond Fund	221

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	203	230
Series 2003-54 Class 2A 6.500% due 02/25/43	170	192
Series 2003-58 Class 2A 6.500% due 09/25/43	53	60
Series 2005-63 Class 1A1 1.512% due 02/25/45 (Ê)	439	431
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.880% due 10/25/35 (Ê)	1,430	1,237
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	271	287
First Union National Bank Commercial Mortgage Series 2001-C3 Class C 6.639% due 08/15/33	375	376
Series 2001-C4 Class B 6.417% due 12/12/33	74	75
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class C 6.403% due 03/15/33	29	29
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class C 6.730% due 11/18/35	84	84
Series 1998-C2 Class D 6.778% due 11/18/35	1,285	1,326
Fosse Master Issuer PLC Series 2007-1A Class A2 0.356% due 10/18/54 (Å)(Ê)	54	53
Freddie Mac 6.000% due 2013	18	19
5.500% due 2014	7	7
6.000% due 2014	25	27
6.000% due 2016	128	139
6.000% due 2018	124	134
5.500% due 2019	2,123	2,310
5.500% due 2022	1,476	1,600
5.500% due 2029	394	426
6.000% due 2029	40	44
6.000% due 2031	97	107
6.000% due 2033	206	228
2.779% due 2035 (Ê)	299	312
5.500% due 2038	1,227	1,320
5.500% due 2039	792	853
Freddie Mac REMICS Series 2003-2559 Class PB 5.500% due 08/15/30	2	3
Series 2003-2614 Class JA 3.760% due 03/15/29	254	260
Series 2003-2632 Class AB 4.500% due 06/15/18	1,205	1,302

	Principal Amount ($) or Shares	Market Value $
Series 2003-2657 Class WT 4.500% due 08/15/18	810	873
Series 2003-2662 Class MA 4.500% due 10/15/31	35	37
Series 2006-3149 Class LF 0.519% due 05/15/36 (Ê)	383	382
Series 2006-3173 Class PE 6.000% due 04/15/35	265	294
Series 2007-3335 Class BF 0.369% due 07/15/19 (Ê)	163	162
Series 2007-3335 Class FT 0.369% due 08/15/19 (Ê)	412	410
Series 2008-3414 Class JB 4.500% due 02/15/23	360	388
Series 2010-3640 Class JA 1.500% due 03/15/15	1,899	1,914
Series 2010-3704 Class DC 4.000% due 11/15/36	519	534
FREMF Mortgage Trust Series 2011-K10 Class B 4.757% due 11/25/49 (Þ)	395	377
GE Capital Commercial Mortgage Corp. Series 2001-1 Class B 6.719% due 05/15/33	76	76
Series 2001-1 Class C 6.971% due 05/15/33	145	145
Series 2001-1 Class D 7.108% due 05/15/33	590	590
Series 2002-1A Class A3 6.269% due 12/10/35	447	460
Series 2003-C2 Class F 5.705% due 07/10/37 (Þ)	135	139
Series 2005-C1 Class A2 4.353% due 06/10/48	238	238
Series 2005-C3 Class A4 5.046% due 07/10/45	159	159
Ginnie Mae I 9.500% due 2017	—	—
Ginnie Mae II 2.625% due 2027 (Ê)	39	40
3.000% due 2032 (Ê)	56	58
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class D 7.034% due 04/15/34	220	220
Series 2001-C2 Class C 6.870% due 04/15/34	285	285
Series 2004-C3 Class A4 4.547% due 12/10/41	2,830	2,856
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.988% due 05/25/35 (Ê)	65	60
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	599	617
Series 2007-4 Class A 4.206% due 06/16/29	499	513

222	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-14 Class A 4.500% due 06/16/39	512	549
Gracechurch Mortgage Financing PLC Series 2006-1 Class A6 0.413% due 11/20/56 (Å)(Ê)	995	982
Greenpoint Mortgage Funding Trust Series 2006-AR8 Class 1A1A 0.293% due 01/25/47 (Ê)	108	101
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.923% due 10/25/33 (Ê)	197	165
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	109
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Å)	720	725
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	69	70
Series 1998-2 Class A 7.750% due 05/19/27 (Þ)	335	334
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	16	17
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	26	27
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	451	451
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	269	263
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	496	471
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	136	132
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.547% due 06/25/34	270	243
Series 2005-AR6 Class 2A1 2.794% due 09/25/35 (Ê)	419	404
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,472	1,956
Series 2006-3F Class 2A3 5.750% due 03/25/36	823	795
Series 2006-8F Class 4A17 6.000% due 09/25/36	1,420	1,233
Series 2007-AR1 Class 1A1 3.001% due 03/25/37	3,784	2,318
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 2.922% due 07/19/35	953	758
Holmes Master Issuer PLC Series 2007-2A Class 3A1 0.358% due 07/15/21 (Ê)	1,550	1,545
Series 2010-1A Class A2 1.678% due 10/15/54 (Ê)(Þ)	1,595	1,601

	Principal Amount ($) or Shares	Market Value $
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class D 6.847% due 04/15/35	103	103
Series 2001-CIB3 Class D 7.141% due 11/15/35 (Þ)	645	663
Series 2001-CIBC Class D 6.751% due 03/15/33	126	126
Series 2001-CIBC Class E 7.068% due 03/15/33	290	290
Series 2002-C2 Class A1 4.326% due 12/12/34	89	89
Series 2002-C2 Class B 5.211% due 12/12/34	15	16
Series 2002-CIB4 Class A2 5.822% due 05/12/34	357	358
Series 2003-C1 Class A2 4.985% due 01/12/37	360	379
Series 2003-C1 Class B 5.095% due 01/12/37	175	182
Series 2004-CBX Class A3 4.184% due 01/12/37	15	15
Series 2006-CB15 Class A4 5.814% due 06/12/43	50	55
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	109
Series 2009-IWST Class A1 4.314% due 12/05/27 (Þ)	602	630
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	595	588
JP Morgan Mortgage Trust Series 2004-A2 Class 1A1 2.752% due 05/25/34	341	326
Series 2005-A1 Class 6T1 5.035% due 02/25/35 (Ê)	26	27
Series 2005-A3 Class 3A3 5.037% due 06/25/35	445	445
Series 2005-A4 Class 1A1 5.383% due 07/25/35	207	207
Series 2006-A6 Class 1A2 5.597% due 10/25/36	46	41
JP Morgan Reremic Series 2009-7 Class 2A1 6.000% due 02/27/37 (Þ)	1,158	1,176
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class E 7.000% due 02/18/30	525	548
Series 1999-C1 Class D 7.020% due 06/15/31	732	731
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class D 7.700% due 07/15/32	109	109
Series 2001-C3 Class B 6.512% due 06/15/36	225	227
Series 2003-C7 Class A2 4.064% due 09/15/27	491	492
Series 2004-C2 Class A3 3.973% due 03/15/29	145	148

Russell Short Duration Bond Fund	223

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-C7 Class A1A 4.475% due 10/15/29	236	242
Series 2004-C7 Class A5 4.628% due 10/15/29	232	243
Series 2005-C2 Class A2 4.821% due 04/15/30	135	135
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	5	5
Series 2006-1 Class 3A3 5.500% due 02/25/36	150	149
Mastr Adjustable Rate Mortgages Trust Series 2005-1 Class B1 3.360% due 03/25/35	321	32
Series 2005-6 Class 7A1 5.374% due 06/25/35	54	49
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	210	215
Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	414	422
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	442	449
Mastr Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	118	117
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.699% due 06/15/30 (Ê)	439	430
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.423% due 02/25/36 (Ê)	54	40
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A2 4.960% due 07/12/38	265	268
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	214
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 2.201% due 04/25/35	651	611
Series 2005-1 Class 2A2 2.201% due 04/25/35	637	599
Series 2005-3 Class 5A 0.463% due 11/25/35 (Ê)	98	85
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	125	126
Series 2004-IQ8 Class A3 4.500% due 06/15/40	8	8
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.467% due 02/15/33 (Þ)	55	55
Series 2001-TOP3 Class C 6.790% due 07/15/33	745	789
Series 2002-IQ2 Class B 5.930% due 12/15/35	75	78

	Principal Amount ($) or Shares	Market Value $
Series 2002-TOP7 Class B 6.080% due 01/15/39	1,100	1,140
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	697	525
NCUA Guaranteed Notes Series 2010-C1 Class A2 2.900% due 10/29/20	1,480	1,462
Series 2010-R1 Class 2A 1.840% due 10/07/20	3,960	3,976
Series 2010-R3 Class 3A 2.400% due 12/08/20	1,103	1,076
Series 2011-C1 Class 2A 0.770% due 03/09/21 (Ê)	7,748	7,748
Nomura Asset Acceptance Corp. Series 2004-AR4 Class 1A1 2.456% due 12/25/34	908	874
Series 2005-WF1 Class 2A2 4.786% due 03/25/35	341	322
Permanent Master Issuer PLC Series 2011-1A Class 1A1 1.669% due 07/15/42 (Å)(Ê)	1,510	1,512
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.613% due 02/25/34 (Ê)	68	61
Series 2004-CL1 Class 2A2 0.613% due 02/25/19 (Ê)	9	9
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class C 4.706% due 02/11/36	400	411
RBSCF Trust Series 2010-MB1 Class A2 3.686% due 04/15/24 (Þ)	1,075	1,106
Residential Accredit Loans, Inc. Series 2005-QS14 Class 2A1 6.000% due 09/25/35	298	228
Residential Asset Mortgage Products, Inc. Series 2004-SL4 Class A3 6.500% due 07/25/32	39	40
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	810	695
Series 2006-A9CB Class A6 6.000% due 09/25/36	753	445
Residential Funding Mortgage Securities I Series 2006-S10 Class 1A7 6.000% due 10/25/36	700	585
Series 2006-SA3 Class 3A1 6.060% due 09/25/36	430	336
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class E 6.310% due 12/18/35	130	130
Series 2001-C2 Class C 6.842% due 11/13/36	290	296
Series 2002-KEY2 Class C 5.045% due 03/18/36	150	151
Series 2003-UP2 Class A1 4.000% due 12/25/18	235	241

224	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Structured Adjustable Rate Mortgage Loan Trust Series 2005-22 Class 4A2 5.262% due 12/25/35	14	2
Structured Asset Mortgage Investments, Inc. Series 2002-AR3 Class A1 0.874% due 09/19/32 (Ê)	22	20
Structured Asset Securities Corp. Series 2001-21A Class 1A1 2.314% due 01/25/32 (Ê)	14	12
Series Class 6A 2.571% due 11/25/33	449	425
Series 2005-6 Class B2 5.278% due 05/25/35	177	9
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.576% due 04/25/37 (Ê)	6,632	5,468
Thornburg Mortgage Securities Trust Series 2006-6 Class A1 0.323% due 11/25/46 (Ê)	280	277
Wachovia Bank Commercial Mortgage Trust Series 2002-C2 Class A2 4.043% due 11/15/34	12	12
Series 2003-C4 Class D 5.040% due 04/15/35	555	573
Series 2003-C5 Class B 4.107% due 06/15/35	75	77
Series 2005-C20 Class A5 5.087% due 07/15/42	319	323
Series 2006-WL7A Class A1 0.309% due 09/15/21 (Ê)(Þ)	1,173	1,162
Series 2007-C31 Class A4 5.509% due 04/15/47	100	106
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A 1.706% due 06/25/42 (Ê)	65	53
Series 2002-AR9 Class 1A 1.706% due 08/25/42 (Ê)	171	153
Series 2003-AR7 Class A7 2.673% due 08/25/33 (Ê)	195	194
Series 2004-AR13 Class A2A 0.620% due 11/25/34 (Ê)	524	391
Series 2005-AR13 Class A1A1 0.503% due 10/25/45 (Ê)	133	111
Series 2006-AR8 Class 1A5 5.621% due 08/25/46	1,164	118
Series 2006-AR8 Class 2A3 6.014% due 08/25/36 (Ê)	23	6
Series 2006-AR11 Class 2A 2.984% due 09/25/46 (Ê)	452	366
Series 2007-HY3 Class 4A1 3.557% due 03/25/37	2,392	2,082
Wells Fargo Mortgage Backed Securities Trust Series 2004-BB Class A2 2.747% due 01/25/35 (Ê)	232	216

	Principal Amount ($) or Shares	Market Value $
Series 2004-BB Class A4 2.747% due 01/25/35 (Ê)	689	686
Series 2004-CC Class A1 4.908% due 01/25/35 (Ê)	1,207	1,202
Series 2004-DD Class 2A5 2.743% due 01/25/35 (Ê)	787	774
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	374	382
Series 2004-EE Class 3A1 2.947% due 12/25/34 (Ê)	209	207
Series 2004-I Class 1A1 2.881% due 07/25/34	255	247
Series 2004-T Class A1 2.849% due 09/25/34 (Ê)	422	415
Series 2005-9 Class 1A1 4.750% due 10/25/35	326	327
Series 2005-17 Class 1A1 5.500% due 01/25/36	363	356
Series 2005-AR2 Class 2A1 2.744% due 03/25/35 (Ê)	375	334
Series 2005-AR2 Class 2A2 2.744% due 03/25/35 (Ê)	380	340
Series 2005-AR8 Class 2A1 2.827% due 06/25/35	179	176
Series 2005-AR16 Class 2A1 2.759% due 10/25/35	1,593	1,471
Series 2005-AR16 Class 6A3 2.864% due 10/25/35	4,608	4,236
Series 2006-3 Class A1 5.500% due 03/25/36	869	876
Series 2006-4 Class 2A3 5.750% due 04/25/36	562	330
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	3,300	3,126
Series 2006-AR2 Class 2A1 2.767% due 03/25/36	634	556
Series 2006-AR4 Class 1A1 5.771% due 04/25/36 (Ê)	416	370
Series 2006-AR4 Class 2A1 5.629% due 04/25/36 (Ê)	96	90
Series 2006-AR5 Class 2A1 2.715% due 04/25/36 (Ê)	598	498
Series 2006-AR10 Class 4A1 2.739% due 07/25/36 (Ê)	802	655
Series 2006-AR14 Class 2A4 5.818% due 10/25/36 (Ê)	40	3
Series 2006-AR17 Class A1 4.958% due 10/25/36 (Ê)	2,408	1,983
Series 2006-AR18 Class 2A2 5.435% due 11/25/36	412	100
Series 2007-AR8 Class A1 6.109% due 11/25/37	1,307	1,082

		227,732

Municipal Bonds - 0.1%
New Jersey Economic Development Authority Revenue Bonds 1.310% due 06/15/13 (Ê)	1,000	999

Russell Short Duration Bond Fund	225

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Non-US Bonds - 4.9%
Arran Residential Mortgages Funding PLC Series 2011-1A Class A1B 2.624% due 11/19/47 (Å)(Ê)	EUR	4,900	7,262
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.000% due 05/15/13	BRL	445	584
Brazil Notas do Tesouro Nacional Serie
Series NTNF 10.000% due 01/01/17	BRL	900	532
10.000% due 01/01/21	BRL	1,038	590
Canada Housing Trust No. 1 4.000% due 06/15/12	CAD	300	326
4.800% due 06/15/12	CAD	100	109
4.550% due 12/15/12	CAD	300	331
2.450% due 12/15/15	CAD	7,400	7,734
Canadian Government Bond 1.500% due 12/01/12	CAD	8,500	8,969
1.750% due 03/01/13	CAD	300	317
2.000% due 08/01/13	CAD	500	530
Chester Asset Receivables Dealings Series 2008-A1 Class A 1.893% due 01/15/14 (Ê)	EUR	1,900	2,809
German Treasury Bills 4.000% due 01/04/18	EUR	150	237
Granite Master Issuer PLC Series 2006-2 Class A6 0.733% due 12/20/54 (Ê)	GBP	1,382	2,199
Mexican Bonos Series M 8.000% due 06/11/20	MXN	4,000	366
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	4,095	365
Morgan Stanley 1.029% due 03/01/13 (Ê)	EUR	1,700	2,483
Nationwide Building Society 1.392% due 12/22/16 (Ê)	EUR	4,300	5,979
Poland Government Bond Series 1020 5.250% due 10/25/20	PLN	1,635	579
Province of Ontario Canada 4.200% due 06/02/20	CAD	745	806
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	300	447
United Kingdom Gilt 3.750% due 09/07/20	GBP	1,075	1,834

			45,388

United States Government Agencies - 0.5%
Fannie Mae 5.250% due 08/01/12		2,230	2,362
Federal Home Loan Mortgage Corp. 1.375% due 02/25/14		925	932

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association Zero coupon due 10/09/19	2,205	1,527

		4,821

United States Government Treasuries - 7.1%
United States Treasury Principal Only STRIP Zero coupon due 08/15/19	4,005	3,095
United States Treasury Notes 0.625% due 04/30/13	20,140	20,146
1.250% due 04/15/14	32,195	32,424
2.000% due 04/30/16	2,355	2,358
2.625% due 01/31/18	800	801
2.625% due 04/30/18	7,045	7,021

		65,845

Total Long-Term Investments (cost $639,136)		655,165

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Å)	219	1,662
Federal Home Loan Mortgage Corp. (Å)	19,825	40
Federal National Mortgage Association	20,825	36
Wells Fargo & Co.	300	322
		2,060

Total Preferred Stocks (cost $3,488)		2,060

Short-Term Investments - 29.1%
Abbott Laboratories 5.600% due 05/15/11	160	160
AIG SunAmerica Global Financing VI 6.300% due 05/10/11 (Þ)	1,500	1,501
Ally Financial, Inc. Series * 5.375% due 06/06/11	600	602
American Airlines Pass Through Trust 2001-01 Series 01-1 6.817% due 05/23/11	370	371
American Express Travel Related Services Co., Inc. 5.250% due 11/21/11 (Þ)	2,020	2,070
American International Group, Inc. 4.950% due 03/20/12	100	103
Banco Santander Brazil SA Zero coupon due 07/13/11 (Å)	1,900	1,893
Banco Santander Chile 1.524% due 04/20/12 (Ê)(Þ)	700	700
BellSouth Corp. 4.463% due 04/26/12 (Þ)	6,600	6,813
Berkshire Hathaway Finance Corp. 4.000% due 04/15/12	440	455
BP Capital Markets PLC 2.750% due 02/27/12	300	305
3.125% due 03/10/12	1,000	1,020

226	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canada Housing Trust No. 1 3.950% due 12/15/11 (Þ)	100	107
Citigroup, Inc. 5.100% due 09/29/11	1,200	1,221
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	262
Credit Agricole SA/London 0.359% due 06/22/11 (Ê)	1,100	1,100
CVS Caremark Corp. 5.750% due 08/15/11	800	812
Daimler Finance NA LLC 7.300% due 01/15/12	2,000	2,091
El Paso Performance-Linked Trust 7.750% due 07/15/11 (Þ)	300	303
Export-Import Bank of Korea 1.050% due 03/03/12 (Å)	700	571
Fannie Mae 6.000% due 05/01/11	—	—
6.500% due 06/01/11	—	—
FCE Bank PLC 7.125% due 01/16/12	1,100	1,677
Federal Home Loan Bank Discount Notes Zero coupon due 07/06/11 (ž)	9,900	9,899
Federal National Mortgage Association 2.000% due 01/09/12	210	212
Federal National Mortgage Association Discount Notes 0.080% due 07/21/11 (ž)	11,500	11,499
Ford Credit Auto Owner Trust Series 2006-C Class 5.150% due 02/15/12	6	6
Ford Motor Credit Co. LLC 3.033% due 01/13/12 (Ê)	300	303
Freddie Mac 6.000% due 07/01/11	1	1
2.125% due 03/23/12	325	330
Freddie Mac Discount Notes Zero coupon due 07/21/11 (ž)	5,000	4,999
Fortis Bank Nederland Holding NV 3.000% due 04/17/12
Hewlett-Packard Co. 4.250% due 02/24/12	330	340
Industrial & Commercial Bank of China, Ltd. 0.550% due 07/11/11 (ž)	2,400	2,400
ING Bank NV 2.625% due 02/09/12 (Þ)	3,400	3,454
1.107% due 03/30/12 (Ê)(Þ)	300	301
International Lease Finance Corp. 5.750% due 06/15/11	595	597
5.400% due 02/15/12	200	204
Itau Unibanco Holding SA Zero coupon due 02/06/12 (ž)	3,500	3,500
Itau Unibanco SA NY 1.750% due 01/17/12 (ž)	1,600	1,600

	Principal Amount ($) or Shares		Market Value $
Jackson National Life Fund LLC 0.628% due 08/06/11	2,600		2,594
JPMorgan Chase & Co. 4.850% due 06/16/11	1,160		1,166
Kells Funding, LLC 0.340% due 05/06/11 (ç)(ž)	2,800		2,800
0.330% due 05/11/11 (ç)(ž)	2,800		2,800
0.280% due 06/29/11 (ž)	1,000		999
0.300% due 07/07/11 (ž)	2,500		2,499
0.280% due 07/08/11 (ž)	1,900		1,899
0.220% due 07/20/11 (ž)	6,400		6,397
0.238% due 08/04/11 (ž)	8,000		7,995
MeadWestvaco Corp. 6.850% due 04/01/12	700		731
Metropolitan Life Global Funding I 0.683% due 07/13/11 (Ê)(Þ)	2,000		2,002
NextEra Energy Capital Holdings, Inc. 5.625% due 09/01/11	240		244
ONEOK Partners, LP 5.900% due 04/01/12	800		837
Pfizer, Inc. 4.450% due 03/15/12	490		507
Pricoa Global Funding I 0.373% due 01/30/12 (Ê)(Þ)	200		199
Qwest Corp. 7.875% due 09/01/11	1,900		1,943
8.875% due 03/15/12	850		903
Royal Bank of Scotland PLC (The) 1.450% due 10/20/11 (Þ)	2,000		2,010
Russell U.S. Cash Management Fund	63,862,065	(¥)	63,862
Santander US Debt SA Unipersonal 1.107% due 03/30/12 (Ê)(Þ)	1,800		1,794
SBAB Bank AB 3.125% due 03/23/12 (Þ)	1,500		1,531
SLM Corp. 0.504% due 10/25/11 (Ê)	200		199
State of Illinois General Obligation Unlimited 2.766% due 01/01/12	1,000		1,005
Sun Life Financial Global Funding, LP 0.457% due 07/06/11 (Ê)(Þ)	1,300		1,300
UBS AG 1.413% due 02/23/12 (Ê)	700		705
Union Pacific Corp. 6.500% due 04/15/12	345		363
United States Treasury Bills Zero coupon due 06/23/11 (ž)	16,165		16,164
Zero coupon due 06/23/11 (§)(ç)(ž)	6,000		5,999
0.160% due 07/14/11 (§)(ž)	3,600		3,600
0.190% due 07/21/11 (ž)	5,670		5,670
0.160% due 07/28/11 (§)(ž)	8,150		8,149
0.173% due 08/04/11 (§)(ž)	5,600		5,599
0.178% due 08/11/11 (§)(ž)	7,300		7,299
0.167% due 08/18/11 (§)(ž)	20,700		20,697
0.157% due 08/25/11 (ž)	4,200		4,199
Zero coupon due 09/01/11 (ž)	8,000		7,998
Zero coupon due 09/08/11 (ž)	10,100		10,098

Russell Short Duration Bond Fund	227

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WellPoint Health Networks, Inc. 6.375% due 01/15/12	471	490

Total Short-Term Investments (cost $268,342)		269,178

Repurchase Agreements - 4.1%
Agreement with Bank of America and JPMorgan Chase (Tri-Party) of $14,700 dated April 29, 2011, at 0.040% to be repurchased at $14,700 on May 2, 2011 collateralized by: $14,789 par various United States Treasury Obligations, valued at $14,997	14,700	14,700
Agreement with Barclays Capital, Inc. and Bank of New York (Tri-Party) of $6,600 dated April 29, 2011, at 0.050% to be repurchased at $6,600 on May 2, 2011 collateralized by: $6,767 par various United States Treasury Obligations, valued at $7,066	6,600	6,600
Agreement with Credit Suisse First Bank and Bank of New York (Tri-Party) of $17,000 dated April 29, 2011, at 0.040% to be repurchased at $17,000 on May 2, 2011 collateralized by: $17,132 par various United States Treasury Obligations, valued at $17,319	17,000	17,000

Total Repurchase Agreements (cost $38,300)		38,300

Total Investments - 104.2% (identified cost $949,266)		964,553

Other Assets and Liabilities, Net - (4.2%)		(38,939)

Net Assets - 100.0%		925,614

See accompanying notes which are an integral part of the financial statements.

228	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	185	USD	46,086	09/11	20
Eurodollar Futures (CME)	323	USD	80,379	12/11	167
Eurodollar Futures (CME)	272	USD	67,582	03/12	140
Eurodollar Futures (CME)	426	USD	105,584	06/12	174
Eurodollar Futures (CME)	91	USD	22,485	09/12	(57)
United States Treasury 2 Year Note Futures	204	USD	44,702	06/11	151

Short Positions
United States Treasury 5 Year Notes	253	USD	29,973	06/11	(425)
United States Treasury 10 Year Note Futures	204	USD	24,713	06/11	(487)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(317)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	229

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $
Eurodollar Futures
Sep 2011 99.38 Put (237)	USD	593	(16)
Mar 2012 99.00 Put (54)	USD	135	(14)
Forward Volatility
Agreements
Oct 2011 0.00 Call (1)	USD	5,600	(96)
Oct 2011 0.01 Call (2)	USD	6,200	(50)
Nov 2011 0.00 Call (1)	USD	2,900	(50)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.800% Jun 2011 0.00 Call (2)		2,900	(7)
USD Three Month LIBOR/USD 3.500% Jun 2011 0.00 Call (1)		36,100	(497)
USD Three Month LIBOR/USD 0.800% Sep 2011 0.00 Call (1)		3,700	(11)

Options Written (Number of Contracts)	Notional Amount	Market Value $

USD 1.200%/USD Three Month LIBOR Jun 2011 0.00 Put (2)	2,900	—
USD 4.000%/USD Three Month LIBOR Jun 2011 0.00 Put (4)	36,100	(16)
USD 1.200%/USD Three Month LIBOR Sep 2011 0.00 Put (2)	7,800	(7)
USD 1.500%/USD Three Month LIBOR Sep 2011 0.00 Put (1)	8,900	(18)
USD 0.650%/USD Three Month LIBOR Nov 2011 0.00 Put (1)	6,400	(12)
USD 2.750%/USD Three Month LIBOR Jun 2012 0.00 Put (2)	14,800	(129)
USD 3.000%/USD Three Month LIBOR Jun 2012 0.00 Put (6)	30,000	(205)
USD 3.250%/USD Three Month LIBOR Jul 2012 0.00 Put (2)	5,200	(104)
USD 2.250%/USD Three Month LIBOR Sep 2012 0.00 Put (3)	26,600	(237)

Total Liability for Options Written (premiums received $1,705)		(1,469)

See accompanying notes which are an integral part of the financial statements.

230	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,674	AUD	1,553	05/31/11	23
Bank of America	GBP	2,124	USD	3,410	06/13/11	(136)
Bank of America	JPY	51,087	USD	625	05/10/11	(5)
Barclays Bank PLC	USD	100	INR	4,582	05/09/11	3
Barclays Bank PLC	USD	100	INR	4,545	05/09/11	3
Barclays Bank PLC	USD	200	INR	9,178	05/09/11	7
Barclays Bank PLC	USD	2,120	INR	96,214	08/12/11	12
Barclays Bank PLC	USD	795	JPY	65,449	05/10/11	12
Barclays Bank PLC	USD	105	MYR	321	05/11/11	4
Barclays Bank PLC	USD	203	RUB	5,794	07/01/11	8
Barclays Bank PLC	INR	96,214	USD	2,156	05/09/11	(18)
Barclays Bank PLC	JPY	63,426	USD	758	07/14/11	(24)
BNP Paribas	USD	5,218	MXN	63,406	05/16/11	284
BNP Paribas	USD	4,538	MXN	53,770	07/07/11	105
BNP Paribas	CAD	1,028	USD	1,052	06/20/11	(34)
BNP Paribas	MXN	53,770	USD	4,560	05/16/11	(105)
Citibank	USD	8,612	BRL	14,589	06/02/11	647
Citibank	USD	704	CAD	675	06/20/11	8
Citibank	USD	572	EUR	400	07/18/11	19
Citibank	USD	1,395	INR	64,151	05/09/11	54
Citibank	USD	103	JPY	8,488	07/14/11	2
Citibank	USD	201	JPY	17,017	07/14/11	9
Citibank	USD	5,355	KRW	5,877,323	08/12/11	94
Citibank	USD	1,800	MXN	21,805	05/16/11	92
Citibank	USD	1,256	TRY	1,923	07/27/11	(10)
Citibank	KRW	5,877,323	USD	5,385	05/09/11	(98)
Credit Suisse First Boston	EUR	7,000	USD	10,096	07/18/11	(250)
Deutsche Bank AG	USD	200	CAD	198	06/20/11	9
Deutsche Bank AG	USD	2,373	IDR	20,625,900	07/27/11	—
Deutsche Bank AG	USD	711	SGD	905	05/09/11	28
Deutsche Bank AG	CAD	299	USD	311	06/20/11	(4)
Goldman Sachs	USD	3,523	KRW	3,967,060	05/09/11	177
HSBC Bank PLC	USD	699	SGD	885	05/09/11	24
HSBC Bank PLC	USD	100	TRY	155	07/27/11	—
HSBC Bank PLC	USD	200	TRY	309	07/27/11	—
HSBC Bank PLC	EUR	—	USD	1	05/02/11	1
HSBC Bank PLC	EUR	645	USD	921	05/10/11	(34)
JPMorgan Chase Bank	USD	119	AUD	115	05/10/11	7
JPMorgan Chase Bank	USD	662	CAD	635	05/10/11	9
JPMorgan Chase Bank	USD	389	CNY	2,534	06/15/11	3
JPMorgan Chase Bank	USD	1,075	EUR	745	05/10/11	28
JPMorgan Chase Bank	USD	100	IDR	871,700	07/27/11	—
JPMorgan Chase Bank	USD	200	IDR	1,742,400	07/27/11	—
JPMorgan Chase Bank	USD	100	INR	4,654	05/09/11	5
JPMorgan Chase Bank	USD	200	INR	9,104	05/09/11	6
JPMorgan Chase Bank	USD	310	JPY	25,563	05/10/11	5
JPMorgan Chase Bank	USD	432	JPY	36,215	07/14/11	14
JPMorgan Chase Bank	USD	200	KRW	226,400	05/09/11	11
JPMorgan Chase Bank	USD	400	KRW	448,418	05/09/11	18
JPMorgan Chase Bank	USD	100	PHP	4,360	06/15/11	2
JPMorgan Chase Bank	USD	785	SGD	1,000	05/09/11	32
JPMorgan Chase Bank	USD	868	SGD	1,100	05/09/11	31
JPMorgan Chase Bank	USD	100	TRY	155	07/27/11	1

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	231

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	200	TRY	309	07/27/11	—
JPMorgan Chase Bank	AUD	565	NZD	760	05/10/11	(4)
JPMorgan Chase Bank	EUR	960	USD	1,375	05/10/11	(46)
JPMorgan Chase Bank	EUR	5,775	USD	8,333	07/18/11	(203)
JPMorgan Chase Bank	GBP	840	USD	1,372	05/10/11	(31)
JPMorgan Chase Bank	MXN	6,570	USD	555	05/10/11	(15)
Morgan Stanley & Co., Inc.	USD	98	CHF	92	05/05/11	8
Morgan Stanley & Co., Inc.	USD	100	KRW	112,920	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	112,060	05/09/11	4
Morgan Stanley & Co., Inc.	USD	100	KRW	112,930	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	112,250	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	112,900	05/09/11	5
Morgan Stanley & Co., Inc.	USD	100	KRW	111,350	05/09/11	4
Morgan Stanley & Co., Inc.	USD	100	KRW	112,115	05/09/11	5
Morgan Stanley & Co., Inc.	USD	200	KRW	224,120	05/09/11	9
Morgan Stanley & Co., Inc.	USD	200	KRW	224,800	05/09/11	10
Morgan Stanley & Co., Inc.	USD	2,649	MXN	31,442	07/07/11	66
Morgan Stanley & Co., Inc.	USD	1,377	ZAR	9,409	07/28/11	39
Morgan Stanley & Co., Inc.	AUD	565	NZD	754	05/10/11	(9)
Morgan Stanley & Co., Inc.	MXN	31,442	USD	2,662	05/16/11	(66)
Royal Bank of Scotland PLC	USD	2,677	PHP	116,200	06/15/11	32
Royal Bank of Scotland PLC	USD	349	TWD	10,186	07/01/11	7
Royal Bank of Scotland PLC	EUR	4,525	USD	6,519	07/18/11	(169)
UBS AG	USD	9,024	BRL	14,589	08/02/11	151
UBS AG	BRL	14,589	USD	9,141	06/02/11	(118)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						773

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	581
Barclays Bank PLC	BRL	2,000	11.910%	Brazil Interbank Deposit Rate	01/02/13	6
Barclays Bank PLC	BRL	400	11.990%	Brazil Interbank Deposit Rate	01/02/14	—
BNP Paribas	BRL	1,100	11.390%	Brazil Interbank Deposit Rate	01/02/12	5
BNP Paribas	BRL	500	11.880%	One Month LIBOR	01/02/13	2
BNP Paribas	BRL	2,800	12.800%	Brazil Interbank Deposit Rate	01/02/13	41
BNP Paribas	BRL	400	12.110%	One Month LIBOR	01/02/14	2
BNP Paribas	BRL	3,700	12.560%	Brazil Interbank Deposit Rate	01/02/14	37
Credit Suisse Financial Products	BRL	100	11.760%	Brazil Interbank Deposit Rate	01/02/12	1
Credit Suisse Financial Products	BRL	2,400	12.480%	Brazil Interbank Deposit Rate	01/02/13	21
Goldman Sachs	BRL	700	10.990%	Brazil Interbank Deposit Rate	01/02/12	5
Goldman Sachs	BRL	2,600	11.890%	Brazil Interbank Deposit Rate	01/02/13	11
Goldman Sachs	BRL	7,500	12.590%	Brazil Interbank Deposit Rate	01/02/13	81
HSBC	BRL	1,200	11.360%	Brazil Interbank Deposit Rate	01/02/12	14
HSBC	BRL	2,900	11.140%	One Month LIBOR	01/02/12	40
HSBC	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	1
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	5
HSBC	BRL	3,000	12.830%	Brazil Interbank Deposit Rate	01/02/13	46
HSBC	BRL	3,500	12.300%	Brazil Interbank Deposit Rate	01/02/13	45

See accompanying notes which are an integral part of the financial statements.

232	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

HSBC	BRL	200	12.540%	One Month LIBOR	01/02/14	3
JP Morgan	BRL	2,400	12.170%	Brazil Interbank Deposit Rate	01/02/13	24
JP Morgan	BRL	5,500	12.070%	Brazil Interbank Deposit Rate	01/02/13	6
JP Morgan	BRL	700	12.200%	One Month LIBOR	01/02/14	5
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	10
Merrill Lynch	BRL	1,600	10.990%	Brazil Interbank Deposit Rate	01/02/12	12
Merrill Lynch	BRL	3,200	11.140%	Brazil Interbank Deposit Rate	01/02/12	44
Merrill Lynch	BRL	5,300	11.360%	Brazil Interbank Deposit Rate	01/02/12	61
Merrill Lynch	BRL	5,600	11.900%	Brazil Interbank Deposit Rate	01/02/13	17
Morgan Stanley	BRL	2,000	11.630%	Brazil Interbank Deposit Rate	01/02/12	9
Morgan Stanley	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/13	4
Morgan Stanley	BRL	3,400	11.890%	Brazil Interbank Deposit Rate	01/02/14	(21)
Royal Bank of Canada	BRL	400	11.955%	Brazil Interbank Deposit Rate	01/02/13	(1)
Royal Bank of Scotland	BRL	300	12.080%	Brazil Interbank Deposit Rate	01/02/12	3
Royal Bank of Scotland	BRL	400	11.950%	Brazil Interbank Deposit Rate	01/02/13	(1)
UBS	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	4
UBS	BRL	700	11.420%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	41
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(17)
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	2
UBS	BRL	300	12.250%	One Month LIBOR	01/02/14	3

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $53						1,155

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Ally Financial	JP Morgan	18.818%	USD	500	5.000%	06/20/15	52
Bank of Amercia	BNP Paribas	2.495%	USD	500	1.000%	09/20/11	—
Berkshire Hathaway	Bank of America	10.204%	USD	400	1.000%	03/20/16	(1)
Citibank	Morgan Stanley	2.261%	USD	3,500	1.000%	06/20/11	(10)
Gazprom	Morgan Stanley	4.347%	USD	1,400	0.860%	11/20/11	1
GE Capital Corp.	Barclays Bank PLC	5.075%	USD	700	1.670%	03/20/13	10
GE Capital Corp.	BNP Paribas	5.075%	USD	1,200	1.300%	03/20/13	11
GE Capital Corp.	BNP Paribas	5.075%	USD	100	1.250%	03/20/13	1
GE Capital Corp.	Citibank	6.310%	USD	200	4.200%	12/20/13	15
GE Capital Corp.	Citibank	6.310%	USD	200	4.325%	12/20/13	16
GE Capital Corp.	Citibank	6.310%	USD	100	4.900%	12/20/13	9
GE Capital Corp.	Deutsche Bank	6.310%	USD	200	4.230%	12/20/13	16
Metlife Inc.	JP Morgan	6.360%	USD	1,400	1.000%	09/20/13	7
Petbra	Deutsche Bank	6.785%	USD	600	1.000%	09/20/12	1

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($49)							128

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	233

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Barclays Bank PLC	USD	1,800	5.000%	06/20/15	186
Dow Jones CDX Index	Barclays Bank PLC	USD	800	5.000%	12/20/15	85
Dow Jones CDX Index	Barclays Bank PLC	USD	200	5.000%	06/20/16	29
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%	06/20/15	103
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%	12/20/15	22
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%	12/20/12	6
Dow Jones CDX Index	HSBC	USD	200	5.000%	12/20/15	22
Dow Jones CDX Index	HSBC	USD	1,700	5.000%	06/20/15	175
Dow Jones CDX Index	JP Morgan	USD	96	0.553%	12/20/17	1
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%	06/20/15	31
Dow Jones CDX Index	Morgan Stanley	USD	200	5.000%	12/20/15	23
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	96	0.548%	12/20/17	1

Total Market Value on Open Credit Indices Premiums Paid (Received) - $769						684

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
Abu Dhabi	Morgan Stanley	9.105%	USD	900	1.000%	12/20/15	—
Brazil Government International Bond	Barclays Bank PLC	9.567%	USD	1,700	1.000%	09/20/15	(3)
Brazil Government International Bond	Citibank	9.567%	USD	1,000	1.000%	09/20/15	(2)
Brazil Government International Bond	Citibank	10.259%	USD	3,300	1.000%	03/20/16	(8)
Brazil Government International Bond	Credit Suisse Financial Products	10.556%	USD	2,200	1.000%	06/20/16	(3)
Brazil Government International Bond	HSBC	9.567%	USD	700	1.000%	09/20/15	(1)
Brazil Government International Bond	HSBC	10.259%	USD	300	1.000%	03/20/16	(1)
Brazil Government International Bond	UBS	9.567%	USD	500	1.000%	09/20/15	(1)
France Government International Bond	Citibank	6.776%	USD	900	0.250%	12/20/15	(18)
France Government International Bond	Goldman Sachs	6.776%	USD	1,700	0.250%	12/20/15	(34)
Indonesia Government International Bond	Citibank	1.924%	USD	540	1.000%	06/20/11	(1)
Indonesia Government International Bond	HSBC	1.924%	USD	180	1.000%	06/20/11	(1)
Indonesia Government International Bond	Morgan Stanley	1.924%	USD	540	1.000%	06/20/11	(1)
Indonesia Government International Bond	Royal Bank of Scotland	1.924%	USD	540	1.000%	06/20/11	(1)
Italy Government International Bond	BNP Paribas	14.582%	USD	1,900	1.000%	06/20/16	(39)
Japan Government International Bond	Pamure Gordon Co. Ltd.	6.355%	USD	800	1.000%	06/20/15	8
Japan Government International Bond	Bank of America	7.229%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	Bank of America	7.596%	USD	1,100	1.000%	03/20/16	11
Japan Government International Bond	Bank of America	7.596%	USD	800	1.000%	03/20/16	6
Japan Government International Bond	Barclays Bank PLC	7.229%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	Barclays Bank PLC	7.596%	USD	1,400	1.000%	03/20/16	14
Japan Government International Bond	Deutsche Bank	7.596%	USD	1,200	1.000%	03/20/16	12
Japan Government International Bond	JP Morgan	7.596%	USD	700	1.000%	03/20/16	7
Japan Government International Bond	Morgan Stanley	7.229%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	UBS	7.229%	USD	500	1.000%	12/20/15	4
Mexico Government International Bond	Barclays Bank PLC	8.909%	USD	1,700	1.000%	09/20/15	2
Mexico Government International Bond	Deutsche Bank	9.525%	USD	1,100	1.000%	03/20/16	1
Mexico Government International Bond	Deutsche Bank	9.789%	USD	2,500	1.000%	06/20/16	5
Mexico Government International Bond	HSBC	13.348%	USD	1,300	1.000%	03/20/21	(40)
Spain Government International Band	Bank of America	23.209%	USD	100	1.000%	03/20/16	(6)
Spain Government International Band	Citibank	23.410%	USD	1,900	1.000%	06/20/16	(115)

See accompanying notes which are an integral part of the financial statements.

234	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

United Kingdom Gilt	BNP Paribas	4.418%	USD	400	1.000%	03/20/15	7
United Kingdom Gilt	Citibank	4.418%	USD	500	1.000%	03/20/15	9
United Kingdom Gilt	Deutsche Bank	5.497%	USD	400	1.000%	03/20/16	8
United Kingdom Gilt	Goldman Sachs	4.418%	USD	600	1.000%	03/20/15	10
United Kingdom Gilt	Goldman Sachs	5.497%	USD	300	1.000%	03/20/16	6
United Kingdom Gilt	JP Morgan	4.418%	USD	200	1.000%	03/20/15	3
United Kingdom Gilt	JP Morgan	4.418%	USD	400	1.000%	03/20/15	7
United Kingdom Gilt	JP Morgan	4.418%	USD	300	1.000%	03/20/15	5
United Kingdom Gilt	JP Morgan	4.418%	USD	600	1.000%	03/20/15	10

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($232)							(128)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $488							684

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	235

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — April 30, 2011

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$64,745	$906	$65,651	7.2
Corporate Bonds and Notes	—	139,917	3,706	143,623	15.5
International Debt	—	97,424	2,170	99,594	10.7
Loan Agreements	—	1,362	—	1,362	0.2
Mortgage-Backed Securities	—	219,984	7,748	227,732	24.6
Municipal Bonds	—	999	—	999	0.1
Non-US Bonds	—	45,388	—	45,388	4.9
United States Government Agencies	—	4,821	—	4,821	0.5
United States Government Treasuries	—	65,845	—	65,845	7.1
Preferred Stocks	398	—	1,662	2,060	0.2
Short-Term Investments	—	269,178	—	269,178	29.1
Repurchase Agreements	—	38,300	—	38,300	4.1

Total Investments	398	947,963	16,192	964,553	104.2

Other Assets and Liabilities, Net					(4.2)

					100.0

Other Financial Instruments
Futures Contracts	(317)	—	—	(317)	(—	)*
Options Written	(30)	(1,243)	(196)	(1,469)	(0.2)
Foreign Currency Exchange Contracts	1	772	—	773	0.1
Interest Rate Swap Contracts	—	1,102	—	1,102	0.1
Credit Default Swap Contracts	—	196	—	196	—	*

Total Other Financial Instruments*	$(346)	$827	$(196)	$285

*	Less than .05% of Net Assets
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending April 30, 2011 were as follows:

Category and Subcategory	Beginning Balance as of 11/01/10	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/ (Loss)

Long-Term Investments
Asset-Backed Securities	$391	$581	$82	$(5)	$(3)
Corporate Bonds and Notes	—	3,700	—	8	—
International Debt	5,198	1,917	1,843	17	63
Mortgage-Backed Securities	3,594	9,169	1,057	—	—
Preferred Stocks	1,684	—	—	—	—

Total -Term Investments	10,867	15,367	2,982	20	60

Other Financial Instruments
Options Written	(204)	—	—	—	152

Total Other Financial Instruments	(204)	—	—	—	152

See accompanying notes which are an integral part of the financial statements.

236	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Category and Subcategory	Net Transfers into Level 3	Net Transfers out of Level 3*	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 04/30/11	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 04/30/11

Long-Term Investments
Asset-Backed Securities	$—	$—	$24	$ 906	$24
Corporate Bonds and Notes	—	—	(2)	3,706	6
International Debt	—	3,213	31	2,170	(13)
Mortgage-Backed Securities	—	3,975	17	7,748	—
Preferred Stocks	—	—	(22)	1,662	(22)

Total Long-Term Investments	—	7,188	48	16,192	(5)

Other Financial Instruments	—	—	—	—	—
Options Written	—	—	(144)	(196)	(70)

Total Other Financial Instruments	—	—	(145)	(196)	(70)

*	Transfers out of level 3 were due to two securities now being priced by a pricing service provider.

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$—	$1,868	$—
Daily variation margin on futures contracts*	—	—	—	652
Interest rate swap contracts, at market value	—	—	—	1,195
Credit default swap contracts, at market value	970	—	—	—

Total	$970	$—	$1,868	$1,847

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$1,095	$—
Daily variation margin on futures contracts*	—	—	—	969
Interest rate swap contracts, at market value	—	—	—	40
Credit default swap contracts, at market value	286	—	—	—
Options written, at market value	—	—	—	1,469

Total	$286	$—	$1,095	$2,478

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	237

Russell Investment Company

Russell Short Duration Bond Fund

Fair Value of Derivative Instruments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$536	$—	$—
Options Written	—	—	—	311
Credit default swap contracts	719	—	—	—
Interest rate swap contracts	—	—	—	(503)
Foreign currency-related transactions	—	—	17	—

Total	$719	$536	$17	$(192)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$(10)	$—	$—
Options Written	—	—	—	(477)
Credit default swap contracts	(442)	—	—	—
Interest rate swap contracts	—	—	—	(483)
Foreign currency-related transactions	—	—	614	—

Total	$(442)	$(10)	$614	$(960)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

238	Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$989.60	$1,020.58
Expenses Paid During Period*	$4.19	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$986.20	$1,017.21
Expenses Paid During Period*	$7.53	$7.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$989.50	$1,020.93
Expenses Paid During Period*	$3.85	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$990.70	$1,022.17
Expenses Paid During Period*	$2.62	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Tax Exempt Bond Fund	239

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Municipal Bonds - 95.6%
Alabama - 1.0%
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,118
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,134
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,412
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	265
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,492

				5,421

Arizona - 2.5%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,186
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,082
Arizona Transportation Board Revenue Bonds	500	5.250	07/01/12	504
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,677
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,696
City of Mesa Arizona Revenue Bonds (µ)	1,000	5.250	07/01/14	1,112
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,275
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,265

				13,797

Arkansas - 0.3%
State of Arkansas General Obligation Unlimited	1,750	5.000	08/01/13	1,916

California - 9.0%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	495	5.700	08/15/14	497
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,667
California Infrastructure & Economic Development Bank Revenue Bonds (µ)(Ê)	635	0.220	09/01/38	635
California Municipal Finance Authority Revenue Bonds	560	5.250	02/01/24	519
California Pollution Control Financing Authority Revenue Bonds (µ)(Ê)	1,200	0.220	11/01/26	1,200
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,048
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/14	1,109
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,145
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,152
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,870
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,105
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,403
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	04/01/14	1,085
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,484
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,438
California Statewide Communities Development Authority Revenue Bonds (µ)(Ê)	610	4.100	04/01/28	633
City of Newport Beach California Revenue Bonds (µ)(Ê)	1,000	0.220	12/01/40	1,000
City of Vernon California Revenue Bonds	1,980	5.125	08/01/21	2,030
County of Sacramento California Revenue Bonds	2,000	5.000	07/01/22	2,102
County of Sacramento California Revenue Bonds	895	5.500	07/01/28	919
County of Sacramento California Revenue Bonds	750	5.625	07/01/29	772
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	496
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	675
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	947
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,206
Los Angeles Unified School District General Obligation Unlimited (µ)	1,150	5.000	07/01/21	1,194
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,106
San Diego Public Facilities Financing Authority Revenue Bonds	240	5.000	05/15/21	265
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	418
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,080
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,030
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,051
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,174

240	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,124
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,396
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,795
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,126
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,094
State of California General Obligation Unlimited (µ)(Ê)	100	0.220	07/01/23	100
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,656
University of California Revenue Bonds	500	4.000	05/15/14	540
Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	457

				49,743

Colorado - 0.2%
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	982
Colorado Housing & Finance Authority Revenue Bonds	10	6.300	08/01/12	10
Colorado Housing & Finance Authority Revenue Bonds	20	6.300	08/01/16	20
Colorado Housing & Finance Authority Revenue Bonds	10	6.700	10/01/16	10

				1,022

Connecticut - 1.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,719
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,861

				5,580

Delaware - 0.5%
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,529
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,159

				2,688

District of Columbia - 0.2%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,021

Florida - 7.0%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,060
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,767
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,865
City of Lakeland Florida Revenue Bonds (µ)	2,000	5.000	10/01/17	2,244
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,096
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	508
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	548
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,056
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,738
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,023
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,093
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,303
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,000	5.000	07/01/15	1,088
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,153
Florida State Board of Education Revenue Bond	1,515	5.000	06/01/17	1,692
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,071
Florida State Board of Education Revenue Bonds	1,300	5.000	07/01/16	1,466
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,163
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	505
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,160
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,102
Hillsborough County Educational Facilities Authority Revenue Bonds (µ)	545	5.750	04/01/18	539
JEA Revenue Bonds	1,000	5.000	10/01/17	1,159
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,121

Russell Tax Exempt Bond Fund	241

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(ae)	1,750	5.000	04/01/14	1,947
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	379
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,085
South Miami Health Facilities Authority Re venue Bonds	750	5.000	08/15/18	802
State of Florida General Obligation Unlimited	2,000	5.000	06/01/17	2,234
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,104

				39,071

Georgia - 3.4%
City of Atlanta Georgia Revenue Bonds	2,000	5.000	01/01/16	2,213
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,139
City of Atlanta Georgia Revenue Bonds (µ)	2,000	5.500	11/01/23	2,166
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,412
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,063
Marietta Development Authority Revenue Bonds	540	6.250	06/15/20	510
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	997
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,107
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,638
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,320
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,463
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,695

				18,723

Guam - 0.1%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	491

Hawaii - 0.8%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,687
Hawaii Housing & Community Development Corp. Revenue Bonds	215	3.700	01/01/22	215
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,128
State of Hawaii General Obligation Unlimited	1,290	5.000	06/01/15	1,468

				4,498

Idaho - 0.5%
Boise State University Revenue Bonds (µ)(ae)	1,230	5.375	04/01/12	1,287
Boise State University Revenue Bonds (µ)	5	5.375	04/01/22	5
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,480

				2,772

Illinois - 3.8%
Chicago Illinois O’Hare International Airport Revenue Bond (µ)	2,500	5.000	01/01/17	2,622
Chicago Illinois O’Hare International Airport Revenue Bond (µ)	1,000	5.000	01/01/19	1,053
City of Chicago Illinois General Obligation Unlimited (µ)(ae)	1,000	5.000	01/01/14	1,109
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,139
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,109
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	703
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,097
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	474
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	997
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,500	6.250	06/01/24	2,513
State of Illinois General Obligation Unlimited	1,250	5.000	01/01/17	1,338

242	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

State of Illinois General Obligation Unlimited	2,500	5.000	01/01/18	2,660
State of Illinois Revenue Bonds	1,250	5.000	06/15/14	1,348
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,097

				21,259

Indiana - 1.6%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,129
City of Indianapolis Indiana Revenue Bonds (µ)	1,000	5.000	08/15/23	1,048
City of Whiting Indiana Revenue Bonds	375	5.000	01/01/16	407
Indiana Bond Bank Revenue Bonds (µ)	95	5.750	08/01/13	99
Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	930
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,053
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,771
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,167
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,168

				8,772

Iowa - 0.7%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,088
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,898
Iowa Tobacco Settlement Authority Revenue Bonds (ae)	1,000	5.600	06/01/11	1,014

				4,000

Kansas - 0.3%
Wyandotte County-Kansas City Unified Government Revenue Bonds	2,180	Zero coupon	06/01/21	1,213
Wyandotte County-Kansas City Unified Government Revenue Bonds	715	4.875	10/01/28	518

				1,731

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,037
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,856
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,130

				4,023

Maryland - 3.3%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,172
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,217
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,016
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,059
Maryland Economic Development Corp. Revenue Bonds	1,350	5.750	09/01/25	1,296
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	845
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	512
Maryland State Department of Transportation Revenue Bonds	1,100	5.000	05/01/17	1,211
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,152
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,070
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,712
State of Maryland General Obligation Unlimited	1,000	5.000	07/15/14	1,128
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,693
State of Maryland General Obligation Unlimited	1,150	5.000	11/01/17	1,359

				18,442

Massachusetts - 2.0%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,090
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,190
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,650

Russell Tax Exempt Bond Fund	243

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	1,006
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,050	4.125	10/01/37	1,081
Massachusetts Health & Educational Facilities Authority Revenue Bonds (µ)(Ê)	1,000	0.230	10/01/49	1,000
Massachusetts State Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,519
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,275
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,715

				11,598

Michigan - 1.9%
City of Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,059
City of Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,028
Detroit City School District General Obligation Unlimited (µ)	1,000	6.000	05/01/19	1,108
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	547
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,020
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,061
Michigan State Housing Development Authority Revenue Bonds (µ)	75	4.150	10/01/13	77
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,161
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,116

				10,177

Minnesota - 2.7%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,308
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,034
City of State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,286
City of State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	794
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,362
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	612

State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,153
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,529
State of Minnesota General Obligation Unlimited	1,925	4.000	08/01/18	2,156

				15,234

Mississippi - 0.4%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,099
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,150	5.000	10/01/17	1,270

				2,369

Missouri - 0.8%
City of State Louis Missouri Revenue Bonds	1,680	6.125	07/01/24	1,740
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,789

				4,529

Nevada - 1.2%
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,086
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,047
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,094
County of Clark Nevada Revenue Bonds (µ)	2,500	5.000	07/01/22	2,601
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	504

				6,332

New Jersey - 4.2%
New Jersey Economic Development Authority Revenue Bonds (µ)	1,000	5.000	06/15/11	1,004
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,062
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,078
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,068
Massachusetts Development Finance Agency Revenue Bonds	30	5.125	12/01/11	30

244	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts Development Finance Agency Revenue Bonds	40	5.150	10/01/14	42
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	09/01/17	2,169
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,686

New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	09/01/20	2,103
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,339
New Jersey Health Care Facilities Financing Authority Revenue Bonds	980	5.000	07/01/13	1,013
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,100
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,098
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)	1,500	5.000	06/15/18	1,577
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,500	5.000	12/15/18	2,747
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,423

				23,467

New Mexico - 0.8%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	4,006

New York - 10.3%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,626
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,275
City of New York New York General Obligation Unlimited (ae)	235	5.250	11/01/11	243
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	883
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	798
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,698
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,479
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,695
City of Troy New York Revenue Bonds	1,000	5.000	09/01/20	1,032
Erie County Industrial Development Agency (The) Revenue Bonds	1,025	5.000	05/01/14	1,124
Hempstead Town Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,666
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,588
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,649
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,579
New York City Municipal Water Finance Authority Revenue Bonds (µ)	865	5.000	06/15/21	937
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,709
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,184
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,146
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,025
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,095
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,664
New York State Environmental Facilities Corp	1,330	4.000	08/15/15	1,480
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,056
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	859
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,798
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,710
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,415
Port Authority of New York & New Jersey Revenue Bonds	2,500	6.500	12/01/28	2,556
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,768
State of New York	1,500	5.000	02/15/14	1,657
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,079
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,105
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,180
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,461
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,012

				57,231

North Carolina - 2.6%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,165
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	724

Russell Tax Exempt Bond Fund	245

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	365
North Carolina Municipal Power Agency No. 1 Revenue Bonds (µ)	1,500	6.000	01/01/12	1,551
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	215
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,039
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,076
State of North Carolina General Obligation Unlimited	2,000	5.000	03/01/20	2,250
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,956
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,160
University of North Carolina at Chapel Hill Revenue Bonds (ae)	1,065	5.375	06/01/11	1,069

				14,570

Ohio - 1.4%
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,200
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,229
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,186
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,109
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	1,786

				7,510

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	286

Oregon - 1.3%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,345
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,322
Oregon State Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,282

				6,949

Pennsylvania - 6.2%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,222
Allegheny County Industrial Development Authority Revenue Bonds	925	6.500	05/01/17	992
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,031
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,337
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,088
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,190
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,797
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,117
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,551
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,115
Cumberland County Municipal Authority Revenue Bonds	1,000	6.250	01/01/24	1,027
Delaware County Industrial Development Authority Revenue Bonds	1,035	5.250	08/15/30	887
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	185
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,011
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,237
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	623
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,163
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,217
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,125	6.000	07/01/21	1,191
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,146
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,597
Philadelphia School District General Obligation Unlimited	1,480	5.000	06/01/12	1,541
Sayre Health Care Facilities Authority Revenue Bonds (ae)	210	5.300	12/01/11	217
Southeastern Pennsylvania Transportation Authority Revenue Bonds (µ)(Ê)	1,900	0.250	03/01/22	1,900
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,159

				34,541

Puerto Rico - 5.2%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	798
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	737

246	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,782
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,880
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,005	5.500	07/01/16	1,114
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,072
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	551
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,097
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	200
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,028
Puerto Rico Public Buildings Authority Revenue Bonds (ae)	2,000	5.500	07/01/14	2,276
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	544
Puerto Rico Public Finance Corp. Revenue Bonds (µ)(Ê)	2,250	5.750	08/01/27	2,295
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (ae)(Ê)	4,000	5.000	08/01/11	4,046
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,658
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,000	6.125	08/01/29	1,025
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,636

				28,739

South Carolina - 1.1%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,026
Piedmont Municipal Power Agency	1,000	5.000	01/01/20	1,081
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(ae)	1,000	5.250	10/01/11	1,020
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,783

				5,910

South Dakota - 0.3%
South Dakota Housing Development Authority Revenue Bonds	270	4.800	05/01/22	272
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,409

				1,681

Tennessee - 1.3%
City of Memphis Tennessee Revenue Bonds	2,500	5.000	12/01/14	2,814
City of Memphis Tennessee Revenue Bonds	1,135	5.000	12/01/15	1,301
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,252
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	950

				7,317

Texas - 8.1%
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	877
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	451
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,133
City of Bryan Texas Revenue Bonds	1,000	5.000	07/01/15	1,122
City of Dallas Texas Revenue Bonds (µ)	2,500	5.000	10/01/17	2,901
City of Fort Worth Texas Revenue Bonds	1,000	5.000	02/15/13	1,076
City of Houston Texas Revenue Bonds	1,500	5.000	07/01/17	1,673
City of New Braunfels Texas General Obligation Limited (µ)(ae)	665	5.250	10/01/14	763
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,079

City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,106
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,165
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,556
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,148
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,133
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,281
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,327
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	280	5.000	11/01/22	291
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	200	5.000	11/01/23	206
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	250	5.000	11/01/24	255
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/23	1,079

Russell Tax Exempt Bond Fund	247

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,342
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	847
Gulf Coast Waste Disposal Authority Revenue Bonds(Ê)	300	2.300	01/01/26	300
Gulf Coast Waste Disposal Authority Revenue Bonds(Ê)	590	2.300	01/01/42	590
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	431
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,484
North East Independent School District General Obligation Unlimited (µ)(ae)	1,000	5.000	08/01/14	1,132
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,182
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,037
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,373
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	456
Round Rock Independent School District General Obligation Unlimited	1,350	5.250	08/01/14	1,531
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,162
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,284
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,541
Texas State Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,675

				44,989

Utah - 0.5%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	203
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,343

				2,546

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	213

Virginia - 2.6%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	561
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	690
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,116
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,971
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,182
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,360
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,564
Virginia College Building Authority Revenue Bonds (ae)	2,065	5.000	02/01/14	2,289
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	361
Virginia Commonwealth Transportation Board Revenue Bonds	1,250	4.750	05/15/21	1,317
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,121
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,171

				14,703

Washington - 3.2%
City of Seattle Washington Revenue Bonds	1,500	5.000	02/01/14	1,658
Clark County Public Utility District No. 1 Revenue Bonds	1,375	5.000	01/01/14	1,485
County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,790
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,007
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,116
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,845

Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,251
King County Public Hospital District No. 2 General Obligation Limited(µ)	1,000	5.000	12/01/19	1,081
King County School District No. 405 Bellevue General Obligation Unlimited(µ)	1,000	5.000	12/01/14	1,124
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,285
Pierce County School District No. 3 Puyallup General Obligation Unlimited(µ)	1,000	5.000	12/01/18	1,112
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,094
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,164

				18,012

248	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Value $

Wisconsin - 0.4%
City of Madison Wisconsin Revenue Bonds(Ê)	280		4.875	10/01/27	290
State of Wisconsin Revenue Bonds (µ)	1,500		5.000	07/01/19	1,749
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210		5.250	05/01/12	212
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220		5.250	05/01/13	224

					2,475

Wyoming- 0.1%
County of Lincoln Wyoming Revenue Bonds (Ê)	500		0.180	08/01/15	500

Total Municipal Bonds (cost $515,729)					530,854

Short-Term Investments - 2.9%
Russell U.S. Cash Management Fund	16,223,634	(¥)			16,224

Total Short-Term Investments (cost $16,224)					16,224

Total Investments - 98.5% (identified cost $531,953)					547,078

Other Assets and Liabilities, Net - 1.5%					8,594

Net Assets - 100.0%					555,672

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	249

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$5,421	$—	$5,421	1.0
Arizona	—	13,797	—	13,797	2.5
Arkansas	—	1,916	—	1,916	0.3
California	—	49,743	—	49,743	9.0
Colorado	—	1,022	—	1,022	0.2
Connecticut	—	5,580	—	5,580	1.0
Delaware	—	2,688	—	2,688	0.5
District of Columbia	—	1,021	—	1,021	0.2
Florida	—	39,071	—	39,071	7.0
Georgia	—	18,723	—	18,723	3.4
Guam	—	491	—	491	0.1
Hawaii	—	4,498	—	4,498	0.8
Idaho	—	2,772	—	2,772	0.5
Illinois	—	21,259	—	21,259	3.8
Indiana	—	8,772	—	8,772	1.6
Iowa	—	4,000	—	4,000	0.7
Kansas	—	1,731	—	1,731	0.3
Louisiana	—	4,023	—	4,023	0.7
Maryland	—	18,442	—	18,442	3.3
Massachusetts	—	11,598	—	11,598	2.0
Michigan	—	10,177	—	10,177	1.9
Minnesota	—	15,234	—	15,234	2.7
Mississippi	—	2,369	—	2,369	0.4
Missouri	—	4,529	—	4,529	0.8
Nevada	—	6,332	—	6,332	1.2
New Jersey	—	23,467	—	23,467	4.2
New Mexico	—	4,006	—	4,006	0.8
New York	—	57,231	—	57,231	10.3
North Carolina	—	14,570	—	14,570	2.6
Ohio	—	7,510	—	7,510	1.4
Oklahoma	—	286	—	286	0.1
Oregon	—	6,949	—	6,949	1.3
Pennsylvania	—	34,541	—	34,541	6.2
Puerto Rico	—	28,739	—	28,739	5.2
South Carolina	—	5,910	—	5,910	1.1
South Dakota	—	1,681	—	1,681	0.3
Tennessee	—	7,317	—	7,317	1.3
Texas	—	44,989	—	44,989	8.1
Utah	—	2,546	—	2,546	0.5
Virgin Islands	—	213	—	213	—	*
Virginia	—	14,703	—	14,703	2.6
Washington	—	18,012	—	18,012	3.2
Wisconsin	—	2,475	—	2,475	0.4
Wyoming	—	500	—	500	0.1
Short-Term Investments	—	16,224	—	16,224	2.9

Total Investments	$—	$547,078	$—	$547,078	98.5

Other Assets and Liabilities, Net					1.5

					100.0

*	Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

250	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Commodity Strategies Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,203.00	$1,017.46
Expenses Paid During Period*	$8.08	$7.40

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,198.50	$1,013.74
Expenses Paid During Period*	$12.16	$11.13

*	Expenses are equal to the Fund’s annualized expense ratio of 2.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,202.70	$1,017.41
Expenses Paid During Period*	$8.14	$7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,205.10	$1,018.65
Expenses Paid During Period*	$6.78	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Commodity Strategies Fund	251

Russell Investment Company

Russell Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,205.80	$1,019.49
Expenses Paid During Period*	$5.85	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

252	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Investments - 10.6%
United States Government Agencies - 10.6%
Federal Farm Credit Bank 0.280% due 07/13/12 (Ê)	20,000		20,023
0.196% due 02/11/13 (Ê)	22,000		21,990
Series 1 0.346% due 07/02/12 (Ê)	4,000		4,006
Federal Home Loan Banks 0.237% due 09/04/12 (Ê)	18,000		17,992
0.154% due 11/01/12 (Ê)	18,000		17,990
Federal Home Loan Mortgage Corp. 0.173% due 03/21/13 (Ê)	18,000		17,989
Federal National Mortgage Association 0.233% due 08/23/12 (Ê)	17,500		17,512
0.246% due 09/17/12 (Ê)	15,000		15,012
0.290% due 12/03/12 (Ê)	15,000		15,020

			147,534

Total Long-Term Investments (cost $147,448)			147,534

Short-Term Investments - 84.9%
Federal Farm Credit Bank 0.234% due 02/13/12 (Ê)	20,000		20,011
Federal Home Loan Banks 0.340% due 05/03/11	15,000		15,000
0.200% due 08/03/11	18,000		18,004
0.320% due 12/01/11	16,350		16,356
0.320% due 12/09/11	20,000		20,007
Series 1 0.450% due 07/28/11	12,000		12,010
0.400% due 04/27/12	20,000		20,009
Federal Home Loan Mortgage Corp. 0.250% due 01/09/12 (Ê)	12,000		12,009
0.214% due 04/03/12 (Ê)	15,000		15,003
Federal National Mortgage Association 0.875% due 01/12/12	20,000		20,078
Federal National Mortgage Association Discount Notes Zero coupon due 05/02/11	3,000		3,000
Zero coupon due 05/17/11	20,000		20,000
Zero coupon due 07/11/11	15,000		14,999
Zero coupon due 09/13/11	22,500		22,491
Freddie Mac Discount Notes
Zero coupon due 05/17/11	15,000		15,000
Zero coupon due 08/30/11	20,000		19,995
Russell U.S. Cash Management Fund	377,682,300	(¥)	377,682
United States Treasury Bills 0.178% due 05/12/11 (ç)(ž)	10,000		9,999
0.178% due 05/12/11	7,000		6,999
0.183% due 05/12/11	15,000		15,000
0.188% due 05/12/11	7,000		7,000
0.187% due 05/19/11	23,000		23,000

	Principal Amount ($) or Shares	Market Value $
0.192% due 05/19/11	8,700	8,700
0.172% due 05/26/11	225,000	224,997
0.091% due 06/16/11	20,000	19,998
0.089% due 07/07/11	7,000	7,000
0.175% due 07/07/11	13,000	12,999
0.071% due 07/21/11	10,000	9,999
0.285% due 01/12/12	5,000	4,996
0.225% due 01/31/12	23,000	23,118
0.228% due 01/31/12	7,000	7,035
United States Treasury Notes 0.277% due 05/31/11	21,000	21,013
0.101% due 06/30/11	5,000	5,008
0.374% due 07/31/11	38,000	38,088
0.153% due 08/31/11	20,000	20,060
0.248% due 10/31/11 (ž)	16,500	16,572
0.193% due 12/31/11	22,000	22,122
0.496% due 02/29/12 (ž)	15,000	15,083
0.380% due 03/31/12	18,000	18,124

Total Short-Term Investments (cost $1,178,380)		1,178,564

Total Investments - 95.5% (identified cost $1,325,828)		1,326,098

Other Assets and Liabilities, Net - 4.5%		62,996

Net Assets - 100.0%		1,389,094

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	253

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Corn Futures	112	USD	3,749	12/11	1,102
Light Sweet Crude Oil Futures	391	USD	44,742	06/11	4,932
Short Positions
Corn Futures	112	USD	4,236	07/11	3
Light Sweet Crude Oil Futures	391	USD	44,547	05/11	(796)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					5,241

See accompanying notes which are an integral part of the financial statements.

254	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)

DJUBS Commodity Total Return	BNP Paribas	USD	68,904	0.25%	05/26/11	926
DJUBS Commodity Total Return	Merrill Lynch	USD	137,000	0.15%	06/29/11	2,152
DJUBS Commodity Total Return	Merrill Lynch	USD	90,222	0.42%	06/29/11	4,201
DJUBS Commodity Total Return	Morgan Stanley	USD	69,404	0.16%	05/26/11	933
DJUBS Commodity Total Return	Morgan Stanley	USD	297,730	0.35%	05/26/11	4,142
DJUBS Commodity Total Return	UBS AG	USD	15,996	0.30%	05/26/11	223
DJUBS Commodity Total Return	UBS AG	USD	167,217	0.37%	10/13/11	6,737
DJUBS Commodity Total Return	Societe Generale	USD	59,138	0.15%	05/26/11	795
DJUBS Commodity Total Return	Societe Generale	USD	152,474	0.38%	05/26/11	2,121
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	51,000	0.40%	06/29/11	2,138
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	182,514	0.42%	06/29/11	3,115
UBS Custom UBSIBDFS	UBS AG	USD	133,113	0.37%	10/13/11	5,181

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						32,664

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	255

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$147,534	$—	$147,534	10.6
Short-Term Investments	—	1,178,564	—	1,178,564	84.9

Total Investments	—	1,326,098	—	1,326,098	95.5

Other Assets and Liabilities, Net					4.5

					100.0

Other Financial Instruments
Futures Contracts	5,241	—	—	5,241	0.4
Index Swap Contracts	—	32,664	—	32,664	2.7

Total Other Financial Instruments*	$5,241	$32,664	$—	$37,905

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Commodity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$6,037
Unrealized appreciation on index swap contracts	32,664

Total	$38,701

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$796
Unrealized depreciation on index swap contracts	—

Total	$796

Derivatives not accounted for as hedging instruments	Commodity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(8,186)
Index swap contracts	(1,931)

Total	$(10,117)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$5,650
Index swap contracts	29,572

Total	$35,222

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

256	Russell Commodity Strategies Fund

Russell Investment Company

Russell Global Infrastructure Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,110.40	$1,017.16
Expenses Paid During Period*	$8.06	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,105.90	$1,013.44
Expenses Paid During Period*	$11.96	$11.43

*	Expenses are equal to the Fund’s annualized expense ratio of 2.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,110.40	$1,017.16
Expenses Paid During Period*	$8.06	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,112.00	$1,018.35
Expenses Paid During Period*	$6.81	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Global Infrastructure Fund	257

Russell Investment Company

Russell Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,112.60	$1,019.14
Expenses Paid During Period*	$5.97	$5.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

258	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.4%
Australia - 8.1%
AGL Energy, Ltd.	27,065	431
APA Group	446,648	2,081
Asciano, Ltd. (AE)	5,921,533	10,709
Australian Infrastructure Fund	2,106,305	4,364
DUET Group	397,785	741
Macquarie Atlas Roads Group (AE)	171,611	347
MAP Group	3,719,835	12,028
Origin Energy, Ltd.	20,720	371
QR National, Ltd. (AE)	139,200	523
SP AusNet Class C	655,388	629
Spark Infrastructure Group (Þ)	7,005,525	9,099
Transurban Group - ADR (AE)	4,937,814	28,685

		70,008

Austria - 0.5%
Flughafen Wien AG	65,585	4,128

Belgium - 0.2%
Elia System Operator SA	32,427	1,438

Bermuda - 1.4%
Brookfield Infrastructure Partners LP	57,457	1,350
Cheung Kong Infrastructure Holdings, Ltd.	341,230	1,663
COSCO Pacific, Ltd.	3,259,000	6,748
GZI Transport, Ltd.	1,501,700	830
Nordic American Tanker Shipping	12,800	294
Shenzhen International Holdings, Ltd.	6,615,405	613
Ship Finance International, Ltd.	30,550	611

		12,109

Brazil - 4.2%
All America Latina Logistica SA	110,350	912
Cia de Concessoes Rodoviarias	342,550	10,669
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (AE)	30,563	1,788
Cia de Saneamento de Minas Gerais-COPASA (AE)	72,452	1,322
Cia Paranaense de Energia - ADR (AE)	78,991	2,178
EcoRodovias Infraestrutura e Logistica SA	471,532	4,151
EDP - Energias do Brasil SA (AE)	202,166	5,012
Equatorial Energia SA (AE)	100,168	853
LLX Logistica SA (AE)	1,360,000	3,933
Santos Brasil Participacoes SA	69,698	1,336
Ultrapar Participacoes SA - ADR	61,400	1,105
Wilson Sons, Ltd. Class BDR	165,796	3,107

		36,366

Canada - 8.2%
Algonquin Power & Utilities Corp.	150,051	852
AltaGas, Ltd. - ADR	25,800	692
Atco, Ltd. Class I	65,569	4,037
Brookfield Asset Management, Inc. Class A	21,015	707
Brookfield Renewable Power Fund	47,522	1,157
Emera, Inc.	19,755	658

	Principal Amount ($) or Shares	Market Value $
Enbridge, Inc.	501,415	32,556
Fortis, Inc.	82,996	2,850
Pembina Pipeline Corp.	41,900	1,021
TransCanada Corp.	550,696	23,695
Veresen, Inc.	44,062	633
Westshore Terminals Investment Corp.	65,850	1,686

		70,544

Cayman Islands - 0.3%
ENN Energy Holdings, Ltd.	551,703	1,890
Hopewell Highway Infrastructure, Ltd.	1,109,726	720

		2,610

Chile - 0.3%
Empresa Nacional de Electricidad SA/Chile - ADR	5,498	310
Enersis SA - ADR	140,501	3,001

		3,311

China - 3.2%
Beijing Capital International Airport Co., Ltd. Class H (AE)	8,529,909	4,207
China Longyuan Power Group Corp. Class H	1,568,000	1,611
China Suntien Green Energy Corp., Ltd. Class H (AE)	2,093,376	644
Dalian Port PDA Co., Ltd. Class H	11,255,941	4,406
Jiangsu Expressway Co., Ltd. Class H	6,191,598	6,561
Shenzhen Expressway Co., Ltd. Class H (AE)	3,344,000	2,231
Sichuan Expressway Co., Ltd. Class H (AE)	1,088,455	659
Zhejiang Expressway Co., Ltd. Class H	8,824,223	7,283

		27,602

Denmark - 0.1%
AP Moller - Maersk A/S Class B (AE)	68	689

Finland - 0.1%
Fortum OYJ	25,229	869

France - 9.1%
ADP	220,355	21,117
EDF SA	75,955	3,198
Eutelsat Communications	39,179	1,690
GDF Suez	579,639	23,717
Groupe Eurotunnel SA	693,629	7,536
Rubis	15,778	1,940
Seche Environnement SA	462	44
Suez Environnement SA	185,102	4,266
Veolia Environnement SA - ADR	31,166	1,045
Vinci SA	212,283	14,180

		78,733

Germany - 4.6%
E.ON AG	587,273	20,076
Fraport AG Frankfurt Airport Services Worldwide	95,479	7,641

Russell Global Infrastructure Fund	259

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Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hamburger Hafen und Logistik AG	193,624	9,392
RWE AG	34,896	2,277

		39,386

Hong Kong - 5.4%
Beijing Enterprises Holdings, Ltd.	3,060,917	16,258
Beijing Enterprises Water Group, Ltd. (AE)	5,177,931	1,633
China Everbright International, Ltd.	6,129,705	2,747
China Merchants Holdings International Co., Ltd.	3,607,453	16,606
China Resources Gas Group, Ltd.	195,907	285
China Water Affairs Group, Ltd.	5,168,696	1,957
CLP Holdings, Ltd.	239,500	1,971
Guangdong Investment, Ltd.	1,950,354	1,009
Hong Kong & China Gas Co., Ltd.	412,566	1,024
MTR Corp.	805,989	2,937
Power Assets Holdings, Ltd.	71,000	497

		46,924

India - 0.4%
GAIL India, Ltd. - GDR	48,127	3,176
Power Grid Corp. of India, Ltd.	47,721	113

		3,289

Italy - 6.7%
ACEA SpA	42,665	551
Aeroporto di Venezia Marco Polo SpA	70,072	841
Ansaldo STS SpA	64,607	998
Atlantia SpA	1,806,597	44,446
Autostrada Torino-Milano SpA	79,420	1,336
Enel SpA	663,643	4,732
Snam Rete Gas SpA	192,894	1,200
Societa Iniziative Autostradali e Servizi SpA	148,800	1,916
Terna Rete Elettrica Nazionale SpA	358,663	1,796

		57,816

Japan - 2.5%
East Japan Railway Co.	41,015	2,263
Japan Airport Terminal Co., Ltd.	318,113	4,090
Kamigumi Co., Ltd.	578,000	4,917
Kansai Electric Power Co., Inc. (The)	20,800	436
Mitsubishi Logistics Corp.	460,309	5,079
Park24 Co., Ltd.	65,241	680
Toho Gas Co., Ltd.	226,462	1,055
Tokyo Gas Co., Ltd.	743,000	3,288

		21,808

Luxembourg - 1.4%
SES SA(AE)	462,511	12,146

Marshall Islands - 0.2%
Golar LNG Partners, LP(AE)	28,825	772
Teekay Corp.	23,550	800

		1,572

	Principal Amount ($) or Shares	Market Value $

Mexico - 0.9%
Empresas ICA SAB de CV - ADR (AE)	81,295	802
Grupo Aeroportuario del Pacifico SAB de CV - ADR (AE)	67,417	2,812
Grupo Aeroportuario del Sureste SAB de CV - ADR	42,629	2,522
OHL Mexico SAB de CV (AE)	832,627	1,734

		7,870

Netherlands - 2.1%
Koninklijke Vopak NV (AE)	373,064	17,881

New Zealand - 0.8%
Auckland International Airport, Ltd.	845,592	1,519
Infratil, Ltd.	1,202,709	1,849
Port of Tauranga, Ltd.	337,415	2,365
Vector, Ltd.	424,426	879

		6,612

Norway - 0.1%
Hafslund ASA Class B	38,391	554

Philippines - 0.2%
International Container Terminal Services, Inc.	423,991	486
Manila Water Co., Inc.	2,080,756	875
Metro Pacific Investments Corp.	7,559,096	648

		2,009

Poland - 0.2%
Tauron Polska Energia SA (AE)	589,808	1,377

Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA (AE)	409,889	2,742

Singapore - 2.8%
Cityspring Infrastructure Trust (AE)	1,724,000	768
ComfortDelgro Corp., Ltd.	3,103,588	3,879
Hutchison Port Holdings Trust Class U (AE)	2,447,186	2,251
Hyflux, Ltd.	1,443,113	2,535
Parkway Life Real Estate Investment Trust (AE)(ö)	1,056,500	1,493
SIA Engineering Co., Ltd.	167,000	569
Singapore Airport Terminal Services, Ltd.	3,358,464	7,079
Singapore Post, Ltd.	2,709,743	2,568
SMRT Corp., Ltd.	2,451,034	3,805

		24,947

South Korea - 0.4%
Korea Electric Power Corp. - ADR	290,148	3,511

Spain - 4.0%
Abertis Infraestructuras SA	1,295,209	30,685
Enagas	28,823	713
Ferrovial SA	161,708	2,231
Iberdrola SA	140,919	1,309

		34,938

260	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Switzerland - 1.1%
Flughafen Zuerich AG (AE)	21,298	9,381

United Kingdom - 4.5%
Balfour Beatty PLC	372,805	2,041
BBA Aviation PLC	561,200	2,034
Centrica PLC	772,840	4,142
Firstgroup PLC	265,328	1,439
National Grid PLC	1,544,748	15,842
National Grid PLC - ADR	25,610	1,315
Northumbrian Water Group PLC	301,963	1,770
Pennon Group PLC	21,561	237
Scottish & Southern Energy PLC	146,180	3,316
Serco Group PLC	279,897	2,644
Severn Trent PLC Class H	176,651	4,429
United Utilities Group PLC	34,222	361

		39,570

United States - 20.1%
American Electric Power Co., Inc.	212,400	7,748
American States Water Co.	35,726	1,247
American Tower Corp. Class A (AE)	38,486	2,013
American Water Works Co., Inc.	17,098	502
Aqua America, Inc.	61,749	1,392
California Water Service Group	5,636	213
Chesapeake Utilities Corp.	23,243	995
Connecticut Water Service, Inc.	3,045	78
Corrections Corp. of America (AE)	269,741	6,714
Covanta Holding Corp.	58,058	997
Dominion Resources, Inc.	94,500	4,387
El Paso Corp.	607,841	11,798
Enbridge Energy Management, LLC (AE)	428	15
Entergy Corp.	34,175	2,383
Enterprise Products Partners, LP	69,663	3,014
FirstEnergy Corp.	56,800	2,270
Gas Natural, Inc.	5,271	59
ITC Holdings Corp.	27,787	1,971
Kinder Morgan Management LLC(AE)	4,973	339
Kinder Morgan, Inc.	43,104	1,232
Magellan Midstream Partners, LP	45,825	2,818
MarkWest Energy Partners, LP	11,950	609
New Jersey Resources Corp.	28,000	1,226
NextEra Energy, Inc.	188,526	10,665
Northeast Utilities	72,410	2,578
Northwest Natural Gas Co.	107,445	4,968
Pepco Holdings, Inc.	35,210	678
PG&E Corp.	356,928	16,447
PPL Corp.	48,657	1,335
Public Service Enterprise Group, Inc.	54,700	1,760
Quanta Services, Inc. (AE)	36,013	781
Questar Corp.	462,267	8,122
Republic Services, Inc. Class A	91,263	2,886
SBA Communications Corp. Class A(AE)	35,045	1,354
Sempra Energy	33,716	1,858

	Principal Amount ($) or Shares		Market Value $
Southern Co.	193,150		7,541
Southern Union Co.	215,528		6,444
Southwest Gas Corp.	11,887		473
Spectra Energy Corp.	692,687		20,116
Standard Parking Corp. (AE)	130,945		2,290
Tesoro Logistics, LP (AE)	30,396		721
UGI Corp.	66,855		2,226
Waste Connections, Inc.	20,301		625
Williams Cos., Inc. (The)	615,767		20,425
Wisconsin Energy Corp.	140,239		4,377
Xcel Energy, Inc.	49,510		1,205

			173,895

Total Common Stocks (cost $738,907)			816,635

Preferred Stocks - 0.7%
Brazil - 0.7%
Cia de Gas de Sao Paulo	13,913		390
Cia de Transmissao de Energia Electrica Paulista	111,594		3,616
Ultrapar Participacoes SA	120,300		2,099

			6,105

Total Preferred Stocks (cost $5,839)			6,105

Warrants & Rights - 0.0%
Brazil - 0.0%
Cia de Transmissao de Energia Electrica Paulista (Æ)	1,108		1

Total Warrants & Rights (cost $—)			1

Short-Term Investments - 3.3%
United States - 3.3%
Russell U.S. Cash Management Fund	28,861,976	(¥)	28,862

Total Short-Term Investments (cost $28,862)			28,862

Total Investments - 98.4% (identified cost $773,608)			851,603

Other Assets and Liabilities, Net - 1.6%			13,882

Net Assets - 100.0%			865,485

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	261

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EURO STOXX 50 Index Futures (EMU)	280	EUR	8,252	06/11	417
FTSE-100 Index Futures (UK)	24	GBP	1,448	06/11	60
Hang Seng Index Futures (Hong Kong)	18	HKD	21,137	05/11	(34)
SPI 200 Index Futures (Australia)	21	AUD	2,524	06/11	43
S&P 500 E-Mini Index Futures (CME)	155	USD	10,538	06/11	331
S&P TSE 60 Index Futures (Canada)	23	CAD	3,666	06/11	(1)
TOPIX Index Futures (Japan)	14	JPY	119,490	06/11	(22)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					794

See accompanying notes which are an integral part of the financial statements.

262	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	USD	437	EUR	300	06/15/11	7
BNP Paribas	USD	471	AUD	472	06/15/11	43
BNP Paribas	USD	558	CAD	544	06/15/11	15
BNP Paribas	USD	912	EUR	630	06/15/11	20
BNP Paribas	USD	1,968	EUR	1,419	06/15/11	132
BNP Paribas	USD	359	GBP	223	06/15/11	13
BNP Paribas	USD	672	HKD	5,225	06/15/11	1
BNP Paribas	USD	360	JPY	29,800	06/15/11	6
BNP Paribas	EUR	200	USD	296	06/15/11	—
Brown Brothers Harriman & Co.	USD	102	AUD	100	06/15/11	7
Brown Brothers Harriman & Co.	USD	217	AUD	200	06/15/11	—
Brown Brothers Harriman & Co.	USD	154	CAD	150	06/15/11	4
Brown Brothers Harriman & Co.	USD	263	CAD	250	06/15/11	—
Brown Brothers Harriman & Co.	USD	633	EUR	450	06/15/11	33
Brown Brothers Harriman & Co.	USD	962	EUR	650	06/15/11	—
Brown Brothers Harriman & Co.	USD	80	GBP	50	06/15/11	3
Brown Brothers Harriman & Co.	USD	250	GBP	150	06/15/11	1
Brown Brothers Harriman & Co.	USD	129	HKD	1,000	06/15/11	—
Brown Brothers Harriman & Co.	USD	193	HKD	1,500	06/15/11	—
Brown Brothers Harriman & Co.	USD	120	JPY	10,000	06/15/11	2
Brown Brothers Harriman & Co.	USD	184	JPY	15,000	06/15/11	—
Brown Brothers Harriman & Co.	AUD	300	USD	292	06/15/11	(35)
Brown Brothers Harriman & Co.	AUD	500	USD	510	06/15/11	(34)
Brown Brothers Harriman & Co.	CAD	200	USD	201	06/15/11	(9)
Brown Brothers Harriman & Co.	CAD	600	USD	614	06/15/11	(18)
Brown Brothers Harriman & Co.	EUR	800	USD	1,111	06/15/11	(73)
Brown Brothers Harriman & Co.	EUR	1,500	USD	2,110	06/15/11	(110)
Brown Brothers Harriman & Co.	GBP	100	USD	160	06/15/11	(7)
Brown Brothers Harriman & Co.	GBP	250	USD	399	06/15/11	(18)
Brown Brothers Harriman & Co.	HKD	3,100	USD	398	06/15/11	(1)
Brown Brothers Harriman & Co.	HKD	4,000	USD	514	06/15/11	(1)
Brown Brothers Harriman & Co.	JPY	30,000	USD	364	06/15/11	(5)
Citibank	USD	200	AUD	200	06/15/11	18
Citibank	USD	360	CAD	350	06/15/11	9
Citibank	USD	903	EUR	650	06/15/11	59
Citibank	USD	243	GBP	150	06/15/11	7
Citibank	USD	84	HKD	650	06/15/11	—
Citibank	USD	182	JPY	15,000	06/15/11	3
Citibank	DKK	4,481	USD	890	05/04/11	—
Credit Suisse First Boston	USD	83	HKD	644	05/03/11	—
Credit Suisse First Boston	EUR	2,000	USD	2,884	06/15/11	(77)
Credit Suisse First Boston	GBP	200	USD	326	06/15/11	(8)
Credit Suisse First Boston	HKD	6,000	USD	772	06/15/11	—
Credit Suisse First Boston	JPY	30,000	USD	361	06/15/11	(8)
Deutsche Bank AG	USD	785	AUD	800	06/15/11	85
Deutsche Bank AG	USD	1,016	CAD	1,000	06/15/11	37
Deutsche Bank AG	USD	3,215	EUR	2,300	06/15/11	189
Deutsche Bank AG	USD	359	GBP	223	06/15/11	13
Deutsche Bank AG	USD	642	GBP	400	06/15/11	25
Deutsche Bank AG	USD	495	HKD	3,843	05/04/11	—
Deutsche Bank AG	USD	672	HKD	5,225	06/15/11	1
Deutsche Bank AG	USD	834	HKD	6,500	06/15/11	3
Deutsche Bank AG	USD	742	JPY	60,000	06/15/11	(4)

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	263

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Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Deutsche Bank AG	AUD	450	USD	472	06/15/11	(17)
Deutsche Bank AG	CAD	750	USD	781	06/15/11	(9)
Deutsche Bank AG	EUR	954	USD	1,414	05/04/11	1
Deutsche Bank AG	JPY	6,181	USD	76	05/02/11	(1)
Deutsche Bank AG	JPY	6,272	USD	76	05/06/11	(1)
HSBC Bank PLC	USD	100	AUD	100	06/15/11	9
HSBC Bank PLC	USD	471	AUD	472	06/15/11	43
HSBC Bank PLC	USD	205	CAD	200	06/15/11	5
HSBC Bank PLC	USD	558	CAD	544	06/15/11	15
HSBC Bank PLC	USD	278	EUR	200	06/15/11	19
HSBC Bank PLC	USD	1,968	EUR	1,419	06/15/11	133
HSBC Bank PLC	USD	161	GBP	100	06/15/11	5
HSBC Bank PLC	USD	359	GBP	223	06/15/11	13
HSBC Bank PLC	USD	672	HKD	5,225	06/15/11	1
HSBC Bank PLC	USD	121	JPY	10,000	06/15/11	2
HSBC Bank PLC	USD	360	JPY	29,800	06/15/11	6
JPMorgan Chase Bank	USD	1,969	EUR	1,419	06/15/11	132
JPMorgan Chase Bank	USD	672	HKD	5,225	06/15/11	1
JPMorgan Chase Bank	USD	180	PLN	476	05/05/11	—
Mellon Bank	USD	256	AUD	250	06/15/11	16
Mellon Bank	USD	363	CAD	350	06/15/11	6
Mellon Bank	USD	558	CAD	544	06/15/11	16
Mellon Bank	USD	1,065	EUR	750	06/15/11	45
Mellon Bank	USD	163	GBP	100	06/15/11	4
Mellon Bank	USD	129	HKD	1,000	06/15/11	—
Mellon Bank	USD	154	HKD	1,200	06/15/11	—
Mellon Bank	USD	219	HKD	1,700	06/15/11	—
Mellon Bank	USD	236	JPY	20,000	06/15/11	10
Mellon Bank	USD	360	JPY	29,800	06/15/11	6
Royal Bank of Canada	USD	471	AUD	472	06/15/11	43
Royal Bank of Canada	USD	360	GBP	223	06/15/11	12
Royal Bank of Scotland PLC	USD	101	AUD	100	06/15/11	8
Royal Bank of Scotland PLC	USD	149	AUD	150	06/15/11	14
Royal Bank of Scotland PLC	USD	254	AUD	250	06/15/11	18
Royal Bank of Scotland PLC	USD	102	CAD	100	06/15/11	3
Royal Bank of Scotland PLC	USD	153	CAD	150	06/15/11	5
Royal Bank of Scotland PLC	USD	205	CAD	200	06/15/11	6
Royal Bank of Scotland PLC	USD	356	CAD	350	06/15/11	12
Royal Bank of Scotland PLC	USD	425	EUR	300	06/15/11	19
Royal Bank of Scotland PLC	USD	426	EUR	300	06/15/11	18
Royal Bank of Scotland PLC	USD	637	EUR	450	06/15/11	29
Royal Bank of Scotland PLC	USD	1,125	EUR	800	06/15/11	59
Royal Bank of Scotland PLC	USD	161	GBP	100	06/15/11	5
Royal Bank of Scotland PLC	USD	163	GBP	100	06/15/11	4
Royal Bank of Scotland PLC	USD	240	GBP	150	06/15/11	10
Royal Bank of Scotland PLC	USD	128	HKD	1,000	06/15/11	—
Royal Bank of Scotland PLC	USD	257	HKD	2,000	06/15/11	1
Royal Bank of Scotland PLC	USD	62	JPY	5,000	06/15/11	—
Royal Bank of Scotland PLC	USD	123	JPY	10,000	06/15/11	—
Royal Bank of Scotland PLC	USD	246	JPY	20,000	06/15/11	—
Royal Bank of Scotland PLC	EUR	300	USD	432	06/15/11	(12)
Royal Bank of Scotland PLC	JPY	20,000	USD	236	06/15/11	(10)
Societe Generale	USD	107	AUD	100	06/15/11	2

See accompanying notes which are an integral part of the financial statements.

264	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Societe Generale	USD	314	AUD	300	06/15/11	13
Societe Generale	USD	471	AUD	472	06/15/11	42
Societe Generale	USD	53	CAD	50	06/15/11	—
Societe Generale	USD	415	CAD	400	06/15/11	6
Societe Generale	USD	558	CAD	544	06/15/11	15
Societe Generale	USD	101	EUR	70	06/15/11	3
Societe Generale	USD	407	EUR	280	06/15/11	7
Societe Generale	USD	1,969	EUR	1,419	06/15/11	132
Societe Generale	USD	83	GBP	50	06/15/11	1
Societe Generale	USD	163	GBP	100	06/15/11	3
Societe Generale	USD	359	GBP	223	06/15/11	13
Societe Generale	USD	103	HKD	800	06/15/11	—
Societe Generale	USD	257	HKD	2,000	06/15/11	—
Societe Generale	USD	61	JPY	5,000	06/15/11	—
Societe Generale	USD	120	JPY	10,000	06/15/11	3
Societe Generale	USD	360	JPY	29,800	06/15/11	6
State Street Bank & Trust Co.	USD	125	AUD	120	06/15/11	6
State Street Bank & Trust Co.	USD	198	AUD	200	06/15/11	20
State Street Bank & Trust Co.	USD	323	AUD	300	06/15/11	3
State Street Bank & Trust Co.	USD	177	CAD	170	06/15/11	2
State Street Bank & Trust Co.	USD	204	CAD	200	06/15/11	6
State Street Bank & Trust Co.	USD	524	CAD	500	06/15/11	2
State Street Bank & Trust Co.	USD	282	CHF	248	05/02/11	5
State Street Bank & Trust Co.	USD	651	EUR	443	05/02/11	6
State Street Bank & Trust Co.	USD	60	EUR	41	05/03/11	—
State Street Bank & Trust Co.	USD	218	EUR	147	05/03/11	—
State Street Bank & Trust Co.	USD	499	EUR	350	06/15/11	19
State Street Bank & Trust Co.	USD	689	EUR	500	06/15/11	52
State Street Bank & Trust Co.	USD	736	EUR	500	06/15/11	4
State Street Bank & Trust Co.	USD	260	GBP	158	05/03/11	4
State Street Bank & Trust Co.	USD	160	GBP	100	06/15/11	7
State Street Bank & Trust Co.	USD	163	GBP	100	06/15/11	4
State Street Bank & Trust Co.	USD	165	GBP	100	06/15/11	2
State Street Bank & Trust Co.	USD	27	HKD	207	05/03/11	—
State Street Bank & Trust Co.	USD	31	HKD	243	05/03/11	—
State Street Bank & Trust Co.	USD	354	HKD	2,750	05/03/11	—
State Street Bank & Trust Co.	USD	4	HKD	32	05/04/11	—
State Street Bank & Trust Co.	USD	14	HKD	112	05/04/11	—
State Street Bank & Trust Co.	USD	37	HKD	285	05/04/11	—
State Street Bank & Trust Co.	USD	154	HKD	1,200	06/15/11	—
State Street Bank & Trust Co.	USD	257	HKD	2,000	06/15/11	1
State Street Bank & Trust Co.	USD	257	HKD	2,000	06/15/11	—
State Street Bank & Trust Co.	USD	121	JPY	10,000	06/15/11	2
State Street Bank & Trust Co.	USD	122	JPY	10,000	06/15/11	1
State Street Bank & Trust Co.	USD	235	JPY	20,000	06/15/11	11
State Street Bank & Trust Co.	AUD	120	USD	123	06/15/11	(7)
State Street Bank & Trust Co.	AUD	250	USD	251	06/15/11	(21)
State Street Bank & Trust Co.	AUD	500	USD	520	06/15/11	(24)
State Street Bank & Trust Co.	AUD	900	USD	875	06/15/11	(104)
State Street Bank & Trust Co.	CAD	160	USD	165	06/15/11	(4)
State Street Bank & Trust Co.	CAD	300	USD	308	06/15/11	(7)
State Street Bank & Trust Co.	CAD	500	USD	514	06/15/11	(12)
State Street Bank & Trust Co.	CAD	1,400	USD	1,416	06/15/11	(59)

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	265

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Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	EUR	11	USD	16	05/02/11	—
State Street Bank & Trust Co.	EUR	316	USD	468	05/02/11	—
State Street Bank & Trust Co.	EUR	15	USD	22	05/03/11	—
State Street Bank & Trust Co.	EUR	400	USD	594	05/03/11	1
State Street Bank & Trust Co.	EUR	350	USD	495	06/15/11	(23)
State Street Bank & Trust Co.	EUR	700	USD	993	06/15/11	(43)
State Street Bank & Trust Co.	EUR	800	USD	1,111	06/15/11	(73)
State Street Bank & Trust Co.	EUR	2,900	USD	4,052	06/15/11	(241)
State Street Bank & Trust Co.	GBP	17	USD	28	05/03/11	—
State Street Bank & Trust Co.	GBP	70	USD	112	06/15/11	(5)
State Street Bank & Trust Co.	GBP	130	USD	209	06/15/11	(8)
State Street Bank & Trust Co.	GBP	300	USD	486	06/15/11	(15)
State Street Bank & Trust Co.	GBP	500	USD	806	06/15/11	(29)
State Street Bank & Trust Co.	HKD	100	USD	13	05/03/11	—
State Street Bank & Trust Co.	HKD	1,434	USD	185	05/03/11	—
State Street Bank & Trust Co.	HKD	98	USD	13	05/04/11	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	06/15/11	—
State Street Bank & Trust Co.	HKD	1,500	USD	193	06/15/11	—
State Street Bank & Trust Co.	HKD	2,500	USD	321	06/15/11	(1)
State Street Bank & Trust Co.	HKD	6,800	USD	872	06/15/11	(3)
State Street Bank & Trust Co.	JPY	34,523	USD	423	05/09/11	(2)
State Street Bank & Trust Co.	JPY	10,000	USD	120	06/15/11	(3)
State Street Bank & Trust Co.	JPY	10,000	USD	122	06/15/11	(1)
State Street Bank & Trust Co.	JPY	15,000	USD	183	06/15/11	(1)
State Street Bank & Trust Co.	JPY	75,000	USD	954	06/15/11	31
UBS AG	USD	104	AUD	100	06/15/11	4
UBS AG	USD	208	CAD	200	06/15/11	3
UBS AG	USD	869	EUR	600	06/15/11	19
UBS AG	USD	163	GBP	100	06/15/11	4
UBS AG	USD	129	HKD	1,000	06/15/11	—
UBS AG	USD	119	JPY	10,000	06/15/11	4
UBS AG	AUD	100	USD	105	06/15/11	(4)
UBS AG	CAD	80	USD	84	06/15/11	(1)
UBS AG	EUR	300	USD	433	06/15/11	(11)
UBS AG	GBP	90	USD	147	06/15/11	(3)
UBS AG	HKD	1,000	USD	129	06/15/11	—
UBS AG	JPY	60,000	USD	708	06/15/11	(30)
Westpac Banking Corp.	USD	200	AUD	200	06/15/11	18
Westpac Banking Corp.	USD	470	AUD	472	06/15/11	43
Westpac Banking Corp.	USD	203	CAD	200	06/15/11	7
Westpac Banking Corp.	USD	558	CAD	544	06/15/11	15
Westpac Banking Corp.	USD	705	EUR	500	06/15/11	35
Westpac Banking Corp.	USD	1,969	EUR	1,419	06/15/11	132
Westpac Banking Corp.	USD	81	GBP	50	06/15/11	2
Westpac Banking Corp.	USD	257	HKD	2,000	06/15/11	1
Westpac Banking Corp.	USD	185	JPY	15,000	06/15/11	(1)
Westpac Banking Corp.	USD	360	JPY	29,800	06/15/11	6

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,024

See accompanying notes which are an integral part of the financial statements.

266	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$70,008	$—	$—	$70,008	8.1
Austria	4,128	—	—	4,128	0.5
Belgium	1,438	—	—	1,438	0.2
Bermuda	12,109	—	—	12,109	1.4
Brazil	36,366	—	—	36,366	4.2
Canada	70,544	—	—	70,544	8.2
Cayman Islands	2,610	—	—	2,610	0.3
Chile	3,311	—	—	3,311	0.3
China	27,602	—	—	27,602	3.2
Denmark	689	—	—	689	0.1
Finland	869	—	—	869	0.1
France	78,733	—	—	78,733	9.1
Germany	39,386	—	—	39,386	4.6
Hong Kong	46,924	—	—	46,924	5.4
India	3,289	—	—	3,289	0.4
Italy	57,816	—	—	57,816	6.7
Japan	21,808	—	—	21,808	2.5
Luxembourg	12,146	—	—	12,146	1.4
Marshall Islands	1,572	—	—	1,572	0.2
Mexico	7,870	—	—	7,870	0.9
Netherlands	17,881	—	—	17,881	2.1
New Zealand	6,612	—	—	6,612	0.8
Norway	554	—	—	554	0.1
Philippines	2,009	—	—	2,009	0.2
Poland	1,377	—	—	1,377	0.2
Portugal	2,742	—	—	2,742	0.3
Singapore	24,947	—	—	24,947	2.8
South Korea	3,511	—	—	3,511	0.4
Spain	34,938	—	—	34,938	4.0
Switzerland	9,381	—	—	9,381	1.1
United Kingdom	39,570	—	—	39,570	4.5
United States	173,895	—	—	173,895	20.1
Preferred Stocks	6,105	—	—	6,105	0.7
Warrants & Rights	—	1	—	1	—	*
Short-Term Investments	—	28,862	—	28,862	3.3

Total Investments	822,740	28,863	—	851,603	98.4

Other Assets and Liabilities, Net					1.6

					100.0

Other Financial Instruments
Futures Contracts	794	—	—	794	0.1
Foreign Currency Exchange Contracts	14	1,010	—	1,024	0.1

Total Other Financial Instruments**	$808	$1,010	$—	$1,818

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	267

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Russell Global Infrastructure Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$2,218
Daily variation margin on futures contracts*	851	—

Total	$851	$2,218

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$1,194
Daily variation margin on futures contracts*	57	—

Total	$50	$1,194

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,047	$—
Foreign currency-related transactions	—	5,565

Total	$2,047	$5,565

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$820	$—
Foreign currency-related transactions	—	(1,908)

Total	$820	$(1,908)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

268	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2010	$1,000.00	$1,000.00
Ending Account Value April 30, 2011	$1,091.10	$1,018.05
Expenses Paid During Period*	$7 .05	$6 .80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2010	$1,000.00	$1,000.00
Ending Account Value April 30, 2011	$1,087.00	$1,014.33
Expenses Paid During Period*	$10 .92	$10.54

*	Expenses are equal to the Fund’s annualized expense ratio of 2.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2010	$1,000.00	$1,000.00
Ending Account Value April 30, 2011	$1,091.00	$1,018.05
Expenses Paid During Period*	$7 .05	$6 .80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2010	$1,000 .00	$1,000 .00
Ending Account Value April 30, 2011	$1,092 .40	$1,019 .29
Expenses Paid During Period*	$5 .76	$5 .56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Global Real Estate Securities Fund	269

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Russell Global Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2010	$1,000.00	$1,000.00
Ending Account Value April 30, 2011	$1,093.40	$1,020.18
Expenses Paid During Period*	$4 .83	$4 .66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

270	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.9%
Australia - 8.8%
BGP Holdings PLC (AE)(ö)(Þ)	4,619,419	—
CFS Retail Property Trust	5,956,996	11,688
Charter Hall Group - ADR (ö)	838,008	2,269
Dexus Property Group (ö)	6,470,573	6,241
FKP Property Group (Ñ)	5,615,396	4,801
Goodman Group (ö)	17,348,089	13,501
GPT Group (ö)	4,660,246	16,142
ING Office Fund (ö)	10,583,093	7,308
Mirvac Group Class REIT (ö)	2,302,507	3,205
Stockland (ö)	9,934,034	41,159
Westfield Group (ö)	4,633,703	45,812
Westfield Retail Trust (ö)	4,157,158	12,075

		164,201

Austria - 0.4%
Atrium European Real Estate, Ltd.	218,425	1,495
Conwert Immobilien Invest SE (Ñ)	343,123	6,032

		7,527

Brazil - 0.4%
BR Properties SA	522,918	6,282
Multiplan Empreendimentos Imobiliarios SA	7,400	154
PDG Realty SA Empreendimentos e Participacoes	258,703	1,519

		7,955

Canada - 3.9%
Boardwalk Real Estate Investment Trust (ö)	248,701	12,670
Brookfield Properties Corp. (Ñ)	780,043	15,432
Canadian Real Estate Investment Trust (ö)	74,900	2,652
Chartwell Seniors Housing Real Estate Investment Trust (ö)	341,936	3,209
Dundee Real Estate Investment Trust (ö)	311,064	10,865
First Capital Realty, Inc. Class A	74,300	1,292
H&R Real Estate Investment Trust (ö)	109,084	2,525
Primaris Retail Real Estate Investment Trust (ö)	547,295	12,032
RioCan Real Estate Investment Trust (ö)	474,549	12,714

		73,391

Finland - 0.8%
Citycon OYJ	621,978	2,948
Sponda OYJ	1,966,734	11,594

		14,542

France - 4.6%
Fonciere Des Regions (Ñ)(ö)	29,208	3,314
Gecina SA	66,679	9,614
ICADE	16,000	2,053
Klepierre - GDR (ö)	223,223	9,172
Mercialys SA	87,731	3,794
Societe de la Tour Eiffel (ö)	11,135	1,117

	Principal Amount ($) or Shares	Market Value $
Societe Immobiliere de Location pour l’Industrie et le Commerce	38,925	5,837
Unibail-Rodamco SE - ADR (Ñ)(ö)	218,931	51,218

		86,119

Germany - 0.7%
Alstria Office REIT-AG (ö)	114,160	1,809
Deutsche Wohnen AG (AE)	430,501	6,781
GAGFAH SA	68,600	623
GSW Immobilien AG (AE)	94,858	3,056

		12,269

Hong Kong - 13.1%
Agile Property Holdings, Ltd. (Ñ)	3,412,000	5,544
China Overseas Land & Investment, Ltd. (Ñ)	8,122,000	15,624
China Resources Land, Ltd. (Ñ)	4,046,700	6,982
Evergrande Real Estate Group, Ltd. (Ñ)	3,143,000	2,238
Glorious Property Holdings, Ltd.	1,342,007	384
Guangzhou R&F Properties Co., Ltd. (Ñ)	100	—
Hang Lung Properties, Ltd. - ADR	5,018,000	22,356
Henderson Land Development Co., Ltd. (Ñ)	1,218,000	8,336
Hongkong Land Holdings, Ltd. (Ñ)	5,098,000	38,184
Hysan Development Co., Ltd.	1,941,000	9,060
Kerry Properties, Ltd.	2,054,500	10,952
KWG Property Holding, Ltd.	3,863,500	2,791
Link REIT (The) (ö)	1,261,000	3,970
Longfor Properties Co., Ltd. (Ñ)	2,244,000	3,577
New World Development, Ltd.	2,557,403	4,485
Shangri-La Asia, Ltd.	551,977	1,539
Shimao Property Holdings, Ltd. (Ñ)	6,704,000	9,116
Sino Land Co., Ltd. (Ñ)	1,770,000	3,113
Sun Hung Kai Properties, Ltd.	4,508,000	70,410
Swire Pacific, Ltd. Class A (Ñ)	206,000	3,146
Wharf Holdings, Ltd.	2,660,459	19,458
Wheelock & Co., Ltd.	857,000	3,531

		244,796

India - 0.0%
Phoenix Mills, Ltd.	77,986	369

Italy - 0.3%
Beni Stabili SpA	4,536,139	5,133

Japan - 8.6%
Advance Residence Investment Corp. Class A (ö)	747	1,560
Aeon Mall Co., Ltd. (Ñ)	223,300	5,307
Frontier Real Estate Investment Corp. (ö)	470	4,346
Japan Prime Realty Investment Corp. Class A (Ñ)(ö)	1,066	3,020
Japan Real Estate Investment Corp. Class A (ö)	1,072	10,612
Japan Retail Fund Investment Corp. Class A (ö)	847	1,367
Kenedix Realty Investment Corp. Class A (Ñ)(ö)	269	1,142

Russell Global Real Estate Securities Fund	271

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Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mitsubishi Estate Co., Ltd. (Ñ)	2,225,000	38,622
Mitsui Fudosan Co., Ltd.	3,142,000	53,648
Nippon Building Fund, Inc. Class A (Ñ)(ö)	966	9,706
Nomura Real Estate Holdings, Inc. (Ñ)	390,800	5,974
Nomura Real Estate Office Fund, Inc. Class A (Ñ)(ö)	68	490
NTT Urban Development Corp. (Ñ)	4,194	3,454
Orix JREIT, Inc. Class A (Ñ)(ö)	416	2,267
Sumitomo Realty & Development Co., Ltd.	496,500	10,167
Tokyu Land Corp.	798,000	3,424
United Urban Investment Corp. Class A (Ñ)(ö)	3,184	3,988

		159,094

Netherlands - 1.3%
Corio NV (Ñ)(ö)	273,999	19,403
Eurocommercial Properties NV (ö)	67,323	3,460
Wereldhave NV (ö)	17,996	1,881

		24,744

Norway - 0.3%
Norwegian Property ASA (AE)	2,788,953	5,635

Philippines - 0.3%
SM Prime Holdings, Inc.	19,659,801	5,511

Singapore - 4.6%
Allgreen Properties, Ltd.	4,722,000	4,552
CapitaCommercial Trust (AE)(Ñ)(ö)	7,131,000	8,389
CapitaLand, Ltd. (Ñ)	7,758,695	21,551
CapitaMall Trust Class A (AE)(Ñ)(ö)	3,556,005	5,491
CapitaMalls Asia, Ltd. (Ñ)	5,166,505	7,471
City Developments, Ltd.	126,000	1,219
Frasers Centrepoint Trust (Ñ)	2,640,234	3,192
Global Logistic Properties, Ltd. (Ñ)	5,443,987	8,584
Keppel Land, Ltd. (Ñ)	3,073,565	10,471
Mapletree Logistics Trust (Ñ)(ö)	4,806,232	3,553
Overseas Union Enterprise, Ltd. (Ñ)	1,250,000	3,135
Suntec Real Estate Investment Trust (Ñ)	7,277,900	9,038

		86,646

Sweden - 1.2%
Castellum AB (AE)	692,617	10,740
Fabege AB (Ñ)	743,604	8,541
Hufvudstaden AB Class A	162,700	2,087

		21,368

Switzerland - 0.5%
PSP Swiss Property AG (AE)	45,730	4,161
Swiss Prime Site AG Class A (AE)	59,620	4,973

		9,134

United Kingdom - 6.3%
Big Yellow Group PLC (ö)	386,702	2,147
British Land Co. PLC (ö)	2,240,487	22,473
Capital & Counties Properties PLC	742,230	2,085

	Principal Amount ($) or Shares	Market Value $
Capital Shopping Centres Group PLC Class H (ö)	335,763	2,276
Derwent London PLC	336,307	10,061
Great Portland Estates PLC(AE)	1,425,472	10,027
Hammerson PLC	2,774,608	21,787
Hansteen Holdings (AE)	108,316	3
Hansteen Holdings PLC (ö)	397,159	547
Land Securities Group PLC (ö)	1,628,075	21,348
Metric Property Investments PLC (AE)(ö)	623,800	1,110
Segro PLC (ö)	3,185,655	17,299
Shaftesbury PLC (ö)	396,078	3,394
Unite Group PLC	977,619	3,506

		118,063

United States - 40.8%
Acadia Realty Trust (ö)	129,100	2,692
Alexandria Real Estate Equities, Inc. (ö)	106,129	8,718
AMB Property Corp. (ö)	350,087	12,743
American Assets Trust, Inc. (ö)	187,670	4,144
American Campus Communities, Inc. (ö)	32,800	1,153
Apartment Investment & Management Co. Class A (ö)	193,100	5,206
AvalonBay Communities, Inc. (ö)	271,257	34,344
BioMed Realty Trust, Inc. (ö)	389,944	7,736
Boston Properties, Inc. (ö)	372,114	38,897
BRE Properties, Inc. Class A (ö)	79,349	4,025
Camden Property Trust (ö)	234,100	14,690
Campus Crest Communities, Inc. (ö)	93,600	1,106
Coresite Realty Corp. (ö)	50,300	794
Corporate Office Properties Trust (ö)	31,300	1,102
DCT Industrial Trust, Inc. (ö)	500,300	2,907
Developers Diversified Realty Corp. (ö)	1,231,134	18,147
DiamondRock Hospitality Co. (ö)	305,001	3,672
Digital Realty Trust, Inc. (Ñ)(ö)	148,260	8,946
Douglas Emmett, Inc. (Ñ)(ö)	179,643	3,738
Duke Realty Corp. (ö)	219,372	3,345
DuPont Fabros Technology, Inc. (Ñ)(ö)	390,953	9,563
Entertainment Properties Trust (ö)	78,000	3,714
Equity Lifestyle Properties, Inc. (ö)	41,400	2,477
Equity Residential (ö)	762,917	45,561
Essex Property Trust, Inc. (ö)	95,189	12,896
Extra Space Storage, Inc. (ö)	475,400	10,292
Federal Realty Investment Trust (ö)	124,891	10,935
First Industrial Realty Trust, Inc. (AE)(ö)	205,872	2,577
First Potomac Realty Trust (ö)	228,200	3,704
Forest City Enterprises, Inc. Class A (AE)	426,815	8,199
General Growth Properties, Inc. (ö)	1,044,990	17,451
HCP, Inc. (ö)	494,448	19,590
Health Care REIT, Inc. (ö)	320,612	17,239
Hersha Hospitality Trust Class A(ö)	719,362	4,273
Highwoods Properties, Inc. (ö)	95,100	3,509
Home Properties, Inc. (ö)	31,905	2,023
Host Hotels & Resorts, Inc. (ö)	1,812,317	32,241
Hyatt Hotels Corp. Class A (AE)	174,028	7,711
Kilroy Realty Corp. (ö)	329,275	13,810
Kimco Realty Corp. (ö)	513,100	10,026
Kite Realty Group Trust (ö)	16,700	87

272	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Liberty Property Trust (ö)	510,060		17,939
Macerich Co. (The) (ö)	324,625		17,147
Mack-Cali Realty Corp. (ö)	121,581		4,294
Mid-America Apartment Communities, Inc. (ö)	17,000		1,136
National Retail Properties, Inc. (ö)	90,700		2,389
Nationwide Health Properties, Inc. (ö)	320,300		14,029
Omega Healthcare Investors, Inc. (Ñ)(ö)	220,400		5,061
Pebblebrook Hotel Trust (ö)	115,900		2,486
Piedmont Office Realty Trust, Inc. Class A (ö)	101,500		2,020
Post Properties, Inc. (ö)	154,000		6,252
ProLogis (ö)	1,311,222		21,360
PS Business Parks, Inc. (ö)	64,414		3,882
Public Storage (ö)	264,595		31,040
Regency Centers Corp. (ö)	250,100		11,770
Retail Opportunity Investments Corp. (ö)	282,111		3,185
Simon Property Group, Inc. (ö)	773,646		88,614
SL Green Realty Corp. (ö)	230,374		19,013
Sovran Self Storage, Inc. (ö)	55,800		2,387
Starwood Hotels & Resorts Worldwide, Inc. (ö)	103,468		6,164
Sunstone Hotel Investors, Inc. (AE)(ö)	730,290		7,639
Taubman Centers, Inc. (ö)	18,200		1,058
UDR, Inc. (ö)	494,356		12,799
Ventas, Inc. (ö)	342,580		19,161
Vornado Realty Trust (ö)	455,472		44,035

			760,843

Total Common Stocks (cost $1,408,747)			1,807,340

Short-Term Investments - 2.2%
United States - 2.2%
Russell U.S. Cash Management Fund	39,990,415	(¥)	39,990

Total Short-Term Investments (cost $39,990)			39,990

Other Securities - 8.8%
Russell Investment Company Liquidating Trust (×)	4,621,286	(¥)	4,702
Russell U.S. Cash Collateral Fund (×)	159,975,074	(¥)	159,975

Total Other Securities (cost $164,596)			164,677

Total Investments - 107.9% (identified cost $1,613,333)			2,012,007

Other Assets and Liabilities, Net - (7.9%)			(147,430)

Net Assets - 100.0%			1,864,577

A portion of the Portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund	273

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	JPY	10,003	USD	122	05/06/11	(2)
Credit Suisse First Boston	USD	150	JPY	12,250	05/02/11	1
Credit Suisse First Boston	JPY	7,694	USD	94	05/02/11	(1)
State Street Bank & Trust Co.	USD	36	CAD	34	05/02/11	—
State Street Bank & Trust Co.	USD	97	CAD	92	05/02/11	—
State Street Bank & Trust Co.	USD	29	CAD	28	05/03/11	—
State Street Bank & Trust Co.	USD	44	CAD	42	05/03/11	—
State Street Bank & Trust Co.	USD	144	CAD	137	05/03/11	1
State Street Bank & Trust Co.	USD	607	CAD	578	05/03/11	5
State Street Bank & Trust Co.	USD	14	EUR	9	05/02/11	—
State Street Bank & Trust Co.	USD	277	EUR	187	05/02/11	—
State Street Bank & Trust Co.	USD	2	EUR	2	05/03/11	—
State Street Bank & Trust Co.	USD	3	EUR	2	05/03/11	—
State Street Bank & Trust Co.	USD	12	EUR	8	05/03/11	—
State Street Bank & Trust Co.	USD	22	EUR	15	05/04/11	—
State Street Bank & Trust Co.	USD	146	GBP	88	05/03/11	1
State Street Bank & Trust Co.	USD	71	JPY	5,764	05/02/11	—
State Street Bank & Trust Co.	USD	148	JPY	12,207	05/06/11	2
State Street Bank & Trust Co.	USD	20	JPY	1,627	05/09/11	—
State Street Bank & Trust Co.	USD	30	JPY	2,443	05/09/11	—
State Street Bank & Trust Co.	USD	294	JPY	23,947	05/09/11	1
State Street Bank & Trust Co.	USD	81	SGD	99	05/03/11	—
State Street Bank & Trust Co.	USD	212	SGD	261	05/03/11	1
State Street Bank & Trust Co.	USD	298	SGD	367	05/03/11	1
State Street Bank & Trust Co.	USD	22	SGD	27	05/04/11	—
State Street Bank & Trust Co.	USD	26	SGD	32	05/04/11	—
State Street Bank & Trust Co.	USD	129	SGD	158	05/04/11	—
State Street Bank & Trust Co.	BRL	179	USD	113	05/02/11	(1)
State Street Bank & Trust Co.	BRL	183	USD	116	05/03/11	—
State Street Bank & Trust Co.	BRL	267	USD	169	05/03/11	—
State Street Bank & Trust Co.	CAD	60	USD	64	05/02/11	—
State Street Bank & Trust Co.	CAD	48	USD	51	05/03/11	—
State Street Bank & Trust Co.	CAD	106	USD	111	05/03/11	(1)
State Street Bank & Trust Co.	GBP	28	EUR	32	05/04/11	—
State Street Bank & Trust Co.	HKD	454	USD	58	05/03/11	—
State Street Bank & Trust Co.	HKD	684	USD	88	05/03/11	—
State Street Bank & Trust Co.	HKD	1,392	USD	179	05/03/11	—
State Street Bank & Trust Co.	HKD	1,395	USD	180	05/03/11	—
State Street Bank & Trust Co.	HKD	3,932	USD	506	05/03/11	—
State Street Bank & Trust Co.	HKD	484	USD	62	05/04/11	—
State Street Bank & Trust Co.	HKD	548	USD	71	05/04/11	—
State Street Bank & Trust Co.	HKD	549	USD	71	05/04/11	—
State Street Bank & Trust Co.	HKD	934	USD	120	05/04/11	—
State Street Bank & Trust Co.	HKD	10,164	USD	1,309	05/04/11	—
State Street Bank & Trust Co.	JPY	22,106	AUD	248	05/06/11	(1)
State Street Bank & Trust Co.	JPY	30,814	AUD	347	05/09/11	—
State Street Bank & Trust Co.	JPY	5,741	USD	70	05/02/11	—
State Street Bank & Trust Co.	JPY	9,649	USD	117	05/06/11	(1)
State Street Bank & Trust Co.	JPY	9,211	USD	113	05/09/11	—

Total Unrealized (Appreciation Depreciation) on Open Foreign Currency Exchange Contracts						6

See accompanying notes which are an integral part of the financial statements.

274	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$164,201	$—	$—	$164,201	8.8
Austria	7,527	—	—	7,527	0.4
Brazil	7,955	—	—	7,955	0.4
Canada	71,980	—	1,411	73,391	3.9
Finland	14,542	—	—	14,542	0.8
France	86,119	—	—	86,119	4.6
Germany	12,269	—	—	12,269	0.7
Hong Kong	244,796	—	—	244,796	13.1
India	369	—	—	369	—	*
Italy	5,133	—	—	5,133	0.3
Japan	159,094	—	—	159,094	8.6
Netherlands	24,744	—	—	24,744	1.3
Norway	5,635	—	—	5,635	0.3
Philippines	5,511	—	—	5,511	0.3
Singapore	86,646	—	—	86,646	4.6
Sweden	21,368	—	—	21,368	1.2
Switzerland	9,134	—	—	9,134	0.5
United Kingdom	118,060	3	—	118,063	6.3
United States	760,843	—	—	760,843	40.8
Short-Term Investments	—	39,990	—	39,990	2.2
Other Securities	—	164,677	—	164,677	8.8

Total Investments	1,805,926	204,670	1,411	2,012,007	107.9

Other Assets and Liabilities, Net					(7.9)

					100.0

Other Financial Instruments
Foreign Currency Exchange Contracts	5	1	—	6	—	*

Total Other Financial Instruments**	$5	$1	$—	$6

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund	275

Russell Investment Company

Russell Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$13

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$7

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency-related transactions	$(554)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Foreign currency-related transactions	$2

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

276	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Money Market Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2010	$1,000.00	$1,000.00
Ending Account Value April 30, 2011	$1,000.90	$1,024.89
Expenses Paid During Period*	$0.84	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2010	$1,000.00	$1,000.00
Ending Account Value April 30, 2011	$1,000.90	$1,024.89
Expenses Paid During Period*	$0.84	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Money Market Fund	277

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Domestic Commercial Paper - 3.1%
Straight-A Funding, LLC	3,000	Zero coupon	05/12/11	3,000
Straight-A Funding, LLC	3,000	Zero coupon	06/01/11	2,999
Straight-A Funding, LLC (Å)	2,000	Zero coupon	07/01/11	1,999

Total Domestic Commercial Paper (amortized cost $7,998)				7,998

Municipal Bonds - 5.5%
Federal Home Loan Banks (Ê)	4,000	0.118	07/20/11	3,999
New York State Housing Finance Agency Revenue Bonds, monthly demand (Ê)	10,200	0.250	05/15/31	10,200

Total Municipal Bonds (amortized cost $14,199)				14,199

United States Government Agencies - 55.8%
AID to INH Portugal Guaranteed Notes, weekly demand (Ê)(Å)	4,375	0.894	12/01/17	4,400
Fannie Mae	4,424	6.000	05/15/11	4,434
Fannie Mae	8,561	3.375	05/19/11	8,574
Fannie Mae	3,750	5.375	11/15/11	3,854
Federal Farm Credit Bank (Ê)	3,195	0.344	05/18/11	3,195
Federal Farm Credit Bank	1,470	1.125	11/10/11	1,477
Federal Home Loan Bank	2,660	4.875	11/18/11	2,728
Federal Home Loan Bank Discount Notes	4,040	Zero coupon	05/25/11	4,039
Federal Home Loan Bank Discount Notes (Ê)	4,000	0.160	05/26/11	4,000
Federal Home Loan Bank Discount Notes	15,000	Zero coupon	06/03/11	14,997
Federal Home Loan Bank Discount Notes	5,000	Zero coupon	08/03/11	4,998
Federal Home Loan Banks	10,000	0.800	05/06/11	10,001
Federal Home Loan Banks (Ê)	6,000	0.090	05/16/11	6,000
Federal Home Loan Banks	12,000	1.375	05/16/11	12,006
Federal Home Loan Banks	7,850	0.580	06/03/11	7,854
Federal Home Loan Banks	3,970	0.540	06/07/11	3,972
Federal Home Loan Banks	5,000	0.700	06/24/11	5,005
Federal Home Loan Banks	3,000	0.200	08/03/11	3,000
Federal Home Loan Mortgage Corp. (Ê)	9,409	0.221	05/04/11	9,409
Federal Home Loan Mortgage Corp.	10,000	3.500	05/05/11	10,004
Federal National Mortgage Association (Ê)	5,000	0.192	05/13/11	5,000
Federal National Mortgage Association Discount Notes	3,195	Zero coupon	05/05/11	3,195
Freddie Mac	3,254	6.000	06/15/11	3,278
Puttable Floating Option Taxable Receipts (Ê)(Þ)	7,780	0.560	04/01/26	7,780

Total United States Government Agencies (amortized cost $143,200)				143,200

United States Treasury - 23.6%
United States Treasury Bills	11,271	Zero coupon	05/12/11	11,271
United States Treasury Bills	10,000	Zero coupon	06/30/11	9,997
United States Treasury Notes	2,055	0.875	05/31/11	2,056
United States Treasury Notes	10,000	4.875	05/31/11	10,040
United States Treasury Notes	25,000	1.125	06/30/11	25,042
United States Treasury Notes	2,000	1.125	12/15/11	2,011

Total United States Treasury (amortized cost $60,417)				60,417

Total Investments - 88.0% (cost $225,814)(†)				225,814

Other Assets and Liabilities, Net - 12.0%				30,881

Net Assets - 100.0%				256,695

See accompanying notes which are an integral part of the financial statements.

278	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — April 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Domestic Commercial Paper	$—	$7,998	$—	$7,998	3.1
Municipal Bonds	—	14,199	—	14,199	5.5
United States Government Agencies	—	143,200	—	143,200	55.8
United States Treasury	—	60,417	—	60,417	23.6

Total Investments	$—	$225,814	$—	$225,814	88.0

Other Assets and Liabilities, Net					12.0

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Money Market Fund	279

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — April 30, 2011 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the SLQT.
(¥)	Unrounded units

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

280	Notes to Schedules of Investments

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Russell Investment Company

Russell Funds

Statements of Assets and Liabilities — April 30, 2011 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund

Assets
Investments, at identified cost	$3,733,799	$2,889,128	$84,135	$119,450
Investments, at market***	4,591,318	3,447,818	102,940	138,394
Cash	—	—	—	—
Cash (restricted)	20,000	7,500	540	675
Deposits with brokers for securities sold short	—	—	—	—
Foreign currency holdings*	—	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Receivables:	—	—	—	—
Dividends and interest	4,124	2,687	43	195
Dividends from affiliated Russell money market funds	19	4	—	—
Investments sold	66,907	42,236	2,951	1,428
Fund shares sold	5,526	3,904	58	556
Foreign taxes recoverable	—	—	—	—
From affiliates	—	—	—	—
From advisor	—	—	—	—
Daily variation margin on futures contracts	932	329	18	17
Other receivable	—	—	—	—
Prepaid expenses	39	1,094	1	1
Unrealized appreciation on index swap contracts	—	—	—	—
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swap contracts, at market value****	—	—	—	—

Total assets	4,688,865	3,505,572	106,551	141,266

Liabilities
Payables:
Due to custodian	—	—	—	—
Due to broker	—	—	—	—
Investments purchased	66,136	44,226	2,559	1,490
Fund shares redeemed	2,912	1,704	262	228
Accrued fees to affiliates	2,579	1,846	87	106
Other accrued expenses	209	162	37	61
Daily variation margin on futures contracts	—	—	—	—
Dividends for securities sold short	—	57	—	—
Deferred tax liability	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—
Unrealized depreciation on index swaps	—	—	—	—
Options written, at market value**	—	—	—	—
Securities sold short, at market value*******	—	266,710	—	—
Payable upon return of securities loaned	184,847	—	8,010	7,144
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swap contracts, at market value****	—	—	—	—

Total liabilities	256,683	314,705	10,955	9,029

Net Assets	$4,432,182	$3,190,867	$95,596	$132,237

See accompanying notes which are an integral part of the financial statements.

282	Statements of Assets and Liabilities

Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund

$1,324,833	$5,015,895	$2,654,344	$1,541,604	$364,478
1,732,532	5,971,905	3,144,782	2,065,227	470,378
—	891	—	596	—
5,800	55,318	11,900	17,300	1,805
—	—	—	—	—
—	18,225	493	9,901	—

—	37,683	6,605	5,292	—
—	—	—	—	—
549	22,854	7,164	6,147	313

6	27	10	9	1
22,147	41,565	30,153	8,042	1,617
2,495	7,394	5,083	4,912	859
—	3,629	1,264	60	—
—	—	—	—	—
—	—	—	—	—
284	1,914	524	10,067	83
—	—	—	6	—
15	44	21	16	3
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—

1,763,828	6,161,449	3,207,999	2,127,575	475,059

—	—	3	—	—
—	350	—	—	—
27,037	53,231	34,676	8,712	1,516
1,136	3,437	1,233	1,042	304
1,211	3,743	2,615	2,243	333
106	319	156	196	45
—	4,107	98	7	—
—	—	—	—	—
—	98	67	2,051	—

—	20,386	2,227	1,743	—
—	—	—	1,040	—
—	—	—	—	—
—	—	—	—	—
34,806	616,716	184,916	70,111	24,311
—	—	—	—	—
—	—	—	—	—

64,296	702,387	225,991	87,145	26,509

$1,699,532	$5,459,062	$2,982,008	$2,040,430	$448,550

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	283

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — April 30, 2011 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,482	$126	$(24)	$239
Accumulated net realized gain (loss)	(961,614)	(1,003,452)	(25,822)	(110,519)
Unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. Funds(d) — net of deferred tax liability for foreign capital gains taxes)	857,519	558,690	18,805	18,944
Futures contracts	11,415	3,490	198	136
Options written	—	—	—	—
Credit default swap contracts	—	—	—	—
Index swap contracts	—	—	—	—
Interest rate swap contracts	—	—	—	—
Securities sold short	—	(28,048)	—	—
Investments matured	—	—	—	—
Foreign currency-related transactions	—	—	—	—
Other investments	—	—	—	—
Shares of beneficial interest	1,470	999	106	149
Additional paid-in capital	4,521,910	3,659,062	102,333	223,288

Net Assets	$4,432,182	$3,190,867	$95,596	$132,237

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(a)	$30.20	$31.93	$—	$—
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A(b)	$32.04	$33.88	$—	$—
Class A — Net assets	$31,914,218	$20,362,641	$—	$—
Class A — Shares outstanding ($.01 par value)	1,056,674	637,771	—	—
Net asset value per share: Class C(a)	$30.00	$31.82	$8.11	$8.63
Class C — Net assets	$77,887,577	$62,064,819	$6,020,765	$10,548,715
Class C — Shares outstanding ($.01 par value)	2,596,593	1,950,601	742,484	1,221,890
Net asset value per share: Class E(a)	$30.17	$31.91	$8.85	$8.90
Class E — Net assets	$82,774,605	$57,513,789	$4,251,773	$2,929,376
Class E — Shares outstanding ($.01 par value)	2,743,342	1,802,447	480,503	328,995
Net asset value per share: Class I(a)	$30.16	$31.94	$9.16	$8.92
Class I — Net assets	$1,038,287,553	$430,933,914	$52,321,040	$47,245,120
Class I — Shares outstanding ($.01 par value)	34,422,486	13,492,895	5,712,771	5,295,776
Net asset value per share: Class S(a)	$30.16	$31.95	$9.07	$8.90
Class S — Net assets	$1,644,544,459	$1,258,944,670	$33,002,426	$71,513,295
Class S — Shares outstanding ($.01 par value)	54,528,030	39,400,063	3,639,362	8,035,182
Net asset value per share: Class Y(a)	$30.14	$31.94	$—	$—
Class Y — Net assets	$1,556,773,623	$1,361,047,333	$—	$—
Class Y — Shares outstanding ($.01 par value)	51,651,391	42,611,805	—	—
Amounts in thousands
* Foreign currency holdings - cost	$—	$—	$—	$—
** Premiums received on options written	$—	$—	$—	$—
*** Securities on loan included in investments	$185,688	$—	$7,893	$7,124
**** Credit default swap contracts - premiums paid (received)	$—	$—	$—	$—
***** Interest rate swap contracts - premiums paid (received)	$—	$—	$—	$—
****** Investments matured - cost	$—	$—	$—	$—
******* Proceeds on securities sold short	$—	$238,662	$—	$—

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(b)	Russell Global Credit Strategies Fund, Russell Strategic Bond Fund, Russell Investment Grade Bond Fund, Russell Short Duration Bond Fund and Russell Tax Exempt Bond Fund’s maximum sales charge is 3.75%.
(d)	Russell non-U.S. Funds includes Russell International Developed Markets Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Global Credit Strategies Fund, Russell Global Infrastructure Fund and Russell Global Real Estate Securities Fund.

See accompanying notes which are an integral part of the financial statements.

284	Statements of Assets and Liabilities

Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund

$(228)	$5,700	$(2,602)	$(47,624)	$(46)
(350,750)	(1,230,536)	(212,000)	69,901	(82,771)

407,699	955,912	490,371	521,572	105,900
3,377	15,732	4,822	2,670	829
—	—	—	—	—
—	—	—	—	—
—	—	—	(1,040)	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	18,454	4,659	4,359	—
—	—	—	(28)	—
672	1,578	3,082	932	210
1,638,762	5,692,222	2,693,676	1,489,688	424,428

$1,699,532	$5,459,062	$2,982,008	$2,040,430	$448,550

$25.14	$34.55	$9.64	$21.80	$21.26

$26.67	$36.66	$10.23	$23.13	$22.56
$17,825,483	$28,313,812	$11,281,891	$25,075,779	$2,043,575
709,098	819,477	1,170,724	1,150,256	96,136
$24.83	$34.38	$9.59	$20.59	$20.67
$36,638,980	$70,240,132	$16,213,073	$47,470,166	$11,471,461
1,475,502	2,042,895	1,690,884	2,305,409	554,859
$25.22	$34.59	$9.65	$21.85	$21.29
$30,690,900	$105,412,599	$51,163,934	$52,285,106	$20,007,975
1,217,049	3,047,874	5,301,060	2,392,490	939,620
$25.37	$34.60	$—	$—	$—
$224,239,497	$986,890,406	$—	$—	$—
8,837,615	28,519,991	—	—	—
$25.30	$34.57	$9.67	$21.93	$21.38
$801,966,514	$2,108,909,997	$1,477,439,740	$1,351,577,114	$415,026,998
31,701,913	61,005,413	152,739,727	61,639,274	19,414,458
$25.30	$34.63	$9.68	$21.96	$—
$588,170,964	$2,159,295,446	$1,425,909,425	$564,022,225	$—
23,249,874	62,360,050	147,253,089	25,683,483	—

$—	$17,885	$481	$9,321	$—
$—	$—	$—	$—	$—
$38,939	$596,284	$193,120	$76,835	$25,929

$—	$—	$—	$—	$—

$—	$—	$—	$—	$—
$—	$—	$—	$—	$—
$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	285

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — April 30, 2011 (Unaudited)

Amounts in thousands	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund

Assets
Investments, at identified cost	$143,250	$737,234	$8,619,629	$1,878,590
Investments, at market***	197,074	750,606	8,722,369	1,904,023
Cash	—	212	3,446	248
Cash (restricted)	660	512	13,076	2,284
Deposits with brokers for securities sold short	—	—	—	—
Foreign currency holdings*	—	4,961	9,371	254
Unrealized appreciation on foreign currency exchange contracts	—	228	21,767	2,374
Receivables:	—	—	—	—
Dividends and interest	19	11,781	52,585	9,961
Dividends from affiliated Russell money market funds	1	7	67	12
Investments sold	849	5,654	374,140	110,947
Fund shares sold	142	1,953	16,806	2,981
Foreign taxes recoverable	—	37	—	—
From affiliates	—	—	—	—
From advisor	—	—	—	—
Investments matured******	—	—	2,576	740
Daily variation margin on futures contracts	32	—	35,255	35
Other receivable	—	—	466	—
Prepaid expenses	1	58	69	14
Unrealized appreciation on index swap contracts	—	285	—	—
Interest rate swap contracts, at market value*****	—	—	18,596	557 14
Credit default swap contracts, at market value****	—	1,344	7,436	883

Total assets	198,778	777,638	9,278,025	2,035,313

Liabilities
Payables:
Due to broker	—	960	13,759	1,590
Investments purchased	328	5,632	1,373,740	366,654
Fund shares redeemed	130	106	3,029	703
Accrued fees to affiliates	148	471	3,993	555
Other accrued expenses	40	209	354	141
Daily variation margin on futures contracts	—	—	32,544	72
Dividends for securities sold short	—	—	—	—
Deferred tax liability	—	—	—	—
Income distribution	—	—	—	—
Other payable	—	—	171	—
Unrealized depreciation on foreign currency exchange contracts	—	3,352	19,296	767
Unrealized depreciation on index swaps	—	—	—	26
Options written, at market value**	—	—	6,949	1,572
Securities sold short, at market value*******	—	—	—	—
Payable upon return of securities loaned	26,075	—	206,282	43,727
Interest rate swap contracts, at market value*****	—	—	27,684	1,123
Credit default swap contracts, at market value****	—	—	1,057	1,673

Total liabilities	26,721	10,730	1,688,858	418,603

Net Assets	$172,057	$766,908	$7,589,167	1,616,710

(c)	The Statement of Assets and Liabilities for Russell Commodity Strategies Fund is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3. In Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

286	Statements of Assets and Liabilities

Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund(c)	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund	Russell Money Market Fund

$949,266	$531,953	$1,325,828	$773,608	$1,613,333	$255,814
964,553	547,078	1,326,098	851,603	2,012,007	255,814	(1)
—	—	26,766	—	—	—
209	—	1,540	2,700	—	—
—	—	—	—	—	—
1,209	—	—	1,334	14,303	—

2,152	—	—	2,218	13	—
—	—	—	—	—	—
3,977	7,718	94	2,401	5,343	1,309

2	1	19	2	3	—
38,970	10	—	11,511	6,880	201
3,647	1,642	3,724	1,807	3,586	—
—	—	—	162	79	—
—	—	—	—	—	—
—	—	—	—	—	—
208	—	—	—	—	—
3	—	16	82	—	—
1	—	—	—	—	—
9	5	171	58	17	35
—	—	32,664	—	—	—
1,195	—	—	—	—	—
970	—	—	—	—	—

1,017,105	556,454	1,391,092	873,878	2,042,231	257,359

1,650	—	—	—	—	—
85,313	—	—	6,016	10,260	—
658	477	432	289	1,085	—
500	248	1,318	671	1,520	345
105	57	248	172	140	304
91	—	—	50	—	—
—	—	—	—	—	—
—	—	—	1	46	—
—	—	—	—	—	15
—	—	—	—	—	—

1,379	—	—	1,194	7	—
—	—	—	—	—	—
1,469	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	164,596	—
40	—	—	—	—	—
286	—	—	—	—	—

91,491	782	1,998	8,393	177,654	664

$925,614	$555,672	$1,389,094	$865,485	$1,864,577	$256,695

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	287

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — April 30, 2011 (Unaudited)

Amounts in thousands	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(206)	$13,311	$22,628	$3,454
Accumulated net realized gain (loss)	(14,000)	(1,696)	(84,627)	(8,071)
Unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. Funds(d) — net of deferred tax liability for foreign capital gains taxes)	53,824	13,372	102,740	25,433
Futures contracts	467	—	12,850	1,698
Options written	—	—	631	246
Credit default swap contracts	—	339	(2,349)	(826)
Index swap contracts	—	285	—	(26)
Interest rate swap contracts	—	—	(5,680)	(981)
Securities sold short	—	—	—	—
Investments matured	—	—	(7,525)	(3,461)
Foreign currency-related transactions	—	(2,841)	2,639	1,622
Other investments	—	—	(1,865)	—
Shares of beneficial interest	103	742	6,966	736
Additional paid-in capital	131,869	743,396	7,542,759	1,596,886

Net Assets	$172,057	$766,908	$7,589,167	$1,616,710

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(a)	$16.38	$10.33	$10.94	$21.99
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A(b)	$17.38	$10.73	$11.37	$22.85
Class A — Net assets	$767,125	$1,485,063	$77,782,255	$1,614,348
Class A — Shares outstanding ($.01 par value)	46,826	143,806	7,109,752	73,416
Net asset value per share: Class C(a)	$15.03	$10.29	$10.94	$21.89
Class C — Net assets	$8,101,653	$2,445,229	$104,859,795	$32,253,995
Class C — Shares outstanding ($.01 par value)	539,119	237,518	9,581,626	1,473,728
Net asset value per share: Class E(a)	$16.39	$10.33	$10.87	$21.96
Class E — Net assets	$3,638,130	$14,177,344	$155,049,865	$51,201,541
Class E — Shares outstanding ($.01 par value)	222,033	1,372,662	14,260,813	2,331,189
Net asset value per share: Class I(a)	$—	$—	$10.84	$21.97
Class I — Net assets	$—	$—	$1,355,928,796	$392,971,851
Class I — Shares outstanding ($.01 par value)	—	—	125,089,620	17,885,771
Net asset value per share: Class S(a)	$16.76	$10.34	$10.97	$21.96
Class S — Net assets	$159,549,896	$361,618,049	$2,897,727,319	$491,225,798
Class S — Shares outstanding ($.01 par value)	9,521,562	34,974,208	264,221,477	22,372,842
Net asset value per share: Class Y(a)	$—	$10.35	$10.85	$21.98
Class Y — Net assets	$—	$387,182,712	$2,997,818,860	$647,442,964
Class Y — Shares outstanding ($.01 par value)	—	37,425,721	276,302,982	29,451,260
Amounts in thousands
* Foreign currency holdings - cost	$—	$4,799	$9,104	$248
** Premiums received on options written	$—	$—	$7,580	$1,818
*** Securities on loan included in investments	$25,412	$—	$305,804	$85,286
**** Credit default swap contracts - premiums paid (received)	$—	$1,005	$8,728	$36
***** Interest rate swap contracts - premiums paid (received)	$—	$—	$(3,408)	$414
****** Investments matured - cost	$—	$—	$10,100	$—
*******Proceeds on securities sold short	$—	$—	$—	$—

(1)	Russell Money Market Fund investments at amortized cost which approximates value.
(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(b)	Russell Global Credit Strategies Fund, Russell Strategic Bond Fund, Russell Investment Grade Bond Fund, Russell Short Duration Bond Fund and Russell Tax Exempt Bond Fund’s maximum sales charge is 3.75%.
(c)	The Statement of Assets and Liabilities for Russell Commodity Strategies Fund is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in Notes to Financial Statements.
(d)	Russell non-U.S. Funds includes Russell International Developed Markets Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Global Credit Strategies Fund, Russell Global Infrastructure Fund and Russell Global Real Estate Securities Fund.

See accompanying notes which are an integral part of the financial statements.

288	Statements of Assets and Liabilities

Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund(c)	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund	Russell Money Market Fund

$(556)	$1,382	$(7,674)	$(1,044)	$(454)		$(238)
(5,211)	(7,349)	195,064	12,417	(94,181)		(3)

15,287	15,125	270	77,994	398,628		—
(317)	—	5,241	794	—		—
236	—	—	—	—		—
196	—	—	—	—		—
—	—	32,664	—	—		—
1,102	—	—	—	—		—
—	—	—	—	—		—
(594)	—	—	—	—		—
814	—	—	1,049	418		—
(5)	—	—	—	—		—
477	253	1,124	759	484		2,570
914,185	546,261	1,162,405	773,516	1,559,682		254,366

$925,614	$555,672	$1,389,094	$865,485	$1,864,577		$256,695

$19.41	$22.08	$12.34	$11.39	$37.98	$

$20.17	$22.94	$13.09	$12.08	$40.30		$1.00
$27,011,495	$2,444,461	$22,965,290	$3,375,887	$30,429,090		$60,592,516
1,391,710	110,717	1,860,823	296,401	801,185		60,574,240
$19.32	$21.97	$12.27	$11.37	$37.20		$—
$105,850,276	$23,388,684	$13,895,835	$3,748,528	$53,395,408		$—
5,478,148	1,064,813	1,132,086	329,713	1,435,511		—
$19.44	$22.04	$12.33	$11.39	$38.00		$—
$21,229,906	$31,956,276	$17,998,234	$15,140,484	$42,327,520		$—
1,091,877	1,449,993	1,459,325	1,329,186	1,113,801		—
$—	$—	$—	$—	$—		$—
$—	$—	$—	$—	$—		$—
—	—	—	—	—		—
$19.41	$22.00	$12.36	$11.40	$38.56		$1.00
$538,030,127	$497,882,667	$735,943,627	$441,699,044	$1,295,226,689		$196,102,918
27,714,521	22,625,950	59,545,084	38,742,196	33,593,753		196,455,152
$19.42	$—	$12.37	$11.40	$38.55		$—
$233,492,568	$—	$598,290,823	$401,520,938	$443,198,058		$—
12,025,396	—	48,382,290	35,209,379	11,496,140		—

$1,180	$—	$—	$1,326	$13,968		$—
$1,705	$—	$—	$—	$—		$—
$—	$—	$—	$—	$157,498		$—

$487	$—	$—	$—	$—		$—

$53	$—	$—	$—	$—		$—
$—	$—	$—	$—	$—		$—
$—	$—	$—	$—	$—		$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	289

Russell Investment Company

Russell Funds

Statements of Operations — For the Period Ended April 30, 2011 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund

Investment Income
Dividends	$32,089	$31,154
Dividends from affiliated Russell money market funds	99	30
Interest	11	—
Securities lending income	108	—
Less foreign taxes withheld	—	—

Total investment income	32,307	31,184

Expenses
Advisory fees	11,317	8,262
Administrative fees	1,029	751
Custodian fees	329	273
Distribution fees - Class A	35	23
Distribution fees - Class C	291	232
Transfer agent fees - Class A	26	17
Transfer agent fees - Class C	70	56
Transfer agent fees - Class E	80	58
Transfer agent fees - Class I	502	225
Transfer agent fees - Class S	1,347	1,013
Transfer agent fees - Class Y	31	28
Professional fees	169	117
Registration fees	120	81
Shareholder servicing fees - Class C	97	77
Shareholder servicing fees - Class E	111	80
Trustees’ fees	39	29
Printing fees	127	105
Dividends from securities sold short	—	1,386
Interest expense paid on securities sold short	—	751
Miscellaneous	53	18

Expenses before reductions	15,773	13,582
Expense reductions	(40)	(29)

Net expenses	15,733	13,553

Net investment income (loss)	16,574	17,631

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds(d) - net of deferred tax liability for foreign capital gains taxes)	268,797	352,006
Futures contracts	21,506	6,663
Index swap contracts	—	—
Securities sold short	—	(59,527)
Foreign currency-related transactions	4	—

Net realized gain (loss)	290,307	299,142

Net change in unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds(d) - net of deferred tax liability for foreign capital gains taxes)	311,482	204,570
Futures contracts	9,059	3,340
Index swap contracts	—	—
Securities sold short	—	3,616
Investment matured	—	—
Foreign currency-related transactions	—	—

Net change in unrealized appreciation (depreciation)	320,541	211,526

Net realized and unrealized gain (loss)	610,848	510,668

Net Increase (Decrease) in Net Assets from Operations	$627,422	$528,299

(d)	Russell non-U.S. Funds includes Russell International Developed Markets Fund, Russell Global Equity Fund and Russell Emerging Markets Fund.

See accompanying notes which are an integral part of the financial statements.

290	Statements of Operations

Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund

$453	$1,301	$10,332	$62,067	$23,514	$16,480	$2,699
2	3	34	147	93	80	9
—	—	—	8	—	2,190	—
6	9	277	990	241	367	14
—	—	—	(4,933)	(1,249)	(1,484)	—

461	1,313	10,643	58,279	22,599	17,633	2,722

368	446	5,573	17,388	12,610	10,351	1,460
23	32	398	1,242	664	450	104
39	27	180	919	431	877	47
—	—	19	32	12	28	2
21	39	131	256	53	171	42
—	—	14	23	9	20	1
5	9	32	61	13	41	10
4	3	28	87	37	40	19
25	22	112	465	—	—	—
29	63	654	1,652	1,130	1,049	345
—	—	12	44	29	11	—
23	41	78	217	112	120	41
18	4	64	136	116	95	46
7	13	44	85	18	57	14
6	4	38	120	51	55	27
1	1	15	46	24	17	4
1	5	94	170	182	158	10
—	—	—	—	—	—	—
—	—	—	—	—	—	—
5	—	16	38	26	16	8

575	709	7,502	22,981	15,517	13,556	2,180
(90)	—	(14)	(43)	—	—	(138)

485	709	7,488	22,938	15,517	13,556	2,042

(24)	604	3,155	35,341	7,082	4,077	680

11,913	15,013	165,428	157,734	126,343	102,239	12,326
686	799	12,061	16,204	16,526	1,853	2,468
—	—	—	—	—	(1,784)	—
—	—	—	—	—	—	—
—	—	—	23,981	8,922	3,097	—

12,599	15,812	177,489	197,919	151,791	105,405	14,794

1,882	6,090	156,765	360,143	221,192	54,001	52,664
58	11	1,618	9,668	(3)	2,662	140
—	—	—	—	—	(1,002)	—
—	—	—	—	—	—	—
—	—	—	—	2	—	—
—	—	—	974	191	2,748	—

1,940	6,101	158,383	370,785	221,382	58,409	52,804

14,539	21,913	335,872	568,704	373,173	163,814	67,598

$14,515	$22,517	$339,027	$604,045	$380,255	$167,891	$68,278

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	291

Russell Investment Company

Russell Funds

Statements of Operations, continued — For the Period Ended April 30, 2011 (Unaudited)

Amounts in thousands	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund

Investment Income
Dividends	$747	$—
Dividends from affiliated Russell money market funds	4	55
Interest	—	21,623
Securities lending income	85	—
Less foreign taxes withheld	—	(23)

Total investment income	836	21,655

Expenses
Advisory fees	782	3,398
Administrative fees	40	170
Custodian fees	35	66
Distribution fees - Class A	1	1
Distribution fees - Class C	29	5
Transfer agent fees - Class A	— *	1
Transfer agent fees - Class C	7	1
Transfer agent fees - Class E	4	4
Transfer agent fees - Class I	—	—
Transfer agent fees - Class S	133	269
Transfer agent fees - Class Y	—	8
Professional fees	26	219
Registration fees	33	67
Shareholder servicing fees - Class C	10	2
Shareholder servicing fees - Class E	5	5
Trustees’ fees	1	4
Printing fees	7	59
Dividends from securities sold short	—	—
Miscellaneous	4	56

Expenses before reductions	1,117	4,335
Expense reductions	(75)	(1,089)

Net expenses	1,042	3,246

Net investment income (loss)	(206)	18,409

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds (d) - net of deferred tax liability for foreign capital gains taxes)	8,223	265
Futures contracts	1,599	—
Options written	—	—
Credit default swap contracts	—	2,519
Index swap contracts	—	(747)
Interest rate swap contracts	—	(1,195)
Foreign currency-related transactions	—	(2,525)

Net realized gain (loss)	9,822	(1,683)

Net change in unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds (d) - net of deferred tax liability for foreign capital gains taxes)	26,846	10,177
Futures contracts	69	—
Options written	—	—
Credit default swap contracts	—	339
Index swap contracts	—	285
Interest rate swap contracts	—	—
Investment matured	—	—
Foreign currency-related transactions	—	(2,825)

Net change in unrealized appreciation (depreciation)	26,915	7,976

Net realized and unrealized gain (loss)	36,737	6,293

Net Increase (Decrease) in Net Assets from Operations	$36,531	$24,702

(c)	The Statement of Operations for the Russell Commodity Strategies Fund is consolidated and includes the balances of the Russell Cayman Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all inter fund balances and transactions have been eliminated. Refer to note 3. In Notes to Financial Statements.
(d)	Russell non-U.S. Funds includes Russell Global Opportunistic Credit Fund, Russell Global Infrastructure Fund and Russell Global Real Estate Securities Fund.

See accompanying notes which are an integral part of the financial statements.

292	Statements of Operations

Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund(c)	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund

$1,757	$64	$19	$—	$—	$10,831	$25,418
466	63	46	7	83	17	19
151,067	26,114	12,721	10,181	605	—	14
38	28	—	—	—	—	249
—	—	—	—	—	(779)	(1,394)

153,328	26,269	12,786	10,188	688	10,069	24,306

18,052	1,991	2,056	806	8,802	4,448	6,845
1,805	398	229	134	352	178	428
877	292	191	42	45	253	376
87	2	31	3	17	2	34
403	129	398	96	30	8	193
63	1	23	2	12	1	24
97	31	95	23	7	2	46
137	45	20	29	15	4	34
656	203	—	—	—	—	—
2,372	411	481	430	520	296	1,066
65	15	5	—	12	8	9
271	52	69	45	109	170	77
153	90	70	63	—	67	85
134	43	133	32	10	3	65
191	62	28	40	20	5	48
83	15	8	5	13	5	16
192	54	11	16	61	75	92
—	—	—	—	—	—	—
92	74	10	9	64	59	23

25,730	3,908	3,858	1,775	10,089	5,584	9,461
(715)	(23)	(503)	(178)	(3,209)	(1,243)	—

25,015	3,885	3,355	1,597	6,880	4,341	9,461

128,313	22,384	9,431	8,591	(6,192)	5,728	14,845

(46,770)	(8,535)	(734)	(1,855)	114	7,963	46,670
(37,393)	(1,089)	536	—	(8,186)	2,047	—
(676)	667	311	—	—	—	—
4,611	672	719	—	—	—	—
—	117	—	—	(1,931)	—	—
(1,614)	(1,143)	(503)	—	204,716	—	—
639	1,327	(92)	—	—	2,653	458

(81,203)	(7,984)	237	(1,855)	194,713	12,663	47,128

36,954	(5,898)	(3,594)	(12,016)	65	65,903	94,810
16,247	2,085	(10)	—	5,650	820	—
(2,153)	(580)	(477)	—	—	—	—
(3,114)	(474)	(442)	—	—	—	—
—	(26)	—	—	29,572	—	—
(4,124)	(536)	(483)	—	—	—	—
7,537	123	472	—	—	—	—
3,385	1,113	1,057	—	—	(1,829)	455

54,732	(4,193)	(3,477)	(12,016)	35,287	64,894	95,265

(26,471)	(12,177)	(3,240)	(13,871)	230,000	77,557	142,393

$101,842	$10,207	$6,191	$(5,280)	$223,808	$83,286	$157,238

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	293

Russell Investment Company

Russell Funds

Statements of Operations, continued — For the Period Ended April 30, 2011 (Unaudited)

Amounts in thousands	Russell Money Market Fund

Investment Income
Interest	$255

Total investment income	255

Expenses
Advisory fees	291
Administrative fees	73
Custodian fees	22
Transfer agent fees - Class A	61
Transfer agent fees - Class S	201
Professional fees	35
Registration fees	39
Trustees’ fees	6
Miscellaneous	12
Expenses before reductions	740
Expense reductions	(490)

Net expenses	250

Net investment income (loss)	5

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	(2)

Net realized gain (loss)	(2)

Net change in unrealized appreciation (depreciation) on:
Net change in unrealized appreciation (depreciation)	—

Net realized and unrealized gain (loss)	(2)

Net Increase (Decrease) in Net Assets from Operations	$3

See accompanying notes which are an integral part of the financial statements.

294	Statements of Operations

(This page intentionally left blank)

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets

	Russell U.S. Core Equity Fund		Russell U.S. Quantitative Equity Fund
Amounts in thousands	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$16,574	$38,361	$17,631	$47,822
Net realized gain (loss)	290,307	297,801	299,142	199,129
Net change in unrealized appreciation (depreciation)	320,541	274,910	211,526	262,381

Net increase (decrease) in net assets from operations	627,422	611,072	528,299	509,332

Distributions
From net investment income
Class A	(69)	(128)	(83)	(183)
Class	(49)	(6)	(110)	(202)
Class E	(265)	(593)	(323)	(822)
Class I	(4,163)	(8,223)	(2,753)	(8,314)
Class S	(5,554)	(11,767)	(6,341)	(16,293)
Class Y	(6,568)	(17,438)	(8,440)	(24,140)

Net decrease in net assets from distributions	(16,668)	(38,155)	(18,050)	(49,954)

Share Transactions
Net increase (decrease) in net assets from share transactions	(79,000)	(1,147,125)	(215,800)	(1,799,245)

Total Net Increase (Decrease) in Net Assets	531,754	(574,208)	294,449	(1,339,867)

Net Assets
Beginning of period	3,900,428	4,474,636	2,896,418	4,236,285

End of period	$4,432,182	$3,900,428	$3,190,867	$2,896,418

Undistributed (overdistributed) net investment income included in net assets	$1,482	$1,576	$126	$545

See accompanying notes which are an integral part of the financial statements.

296	Statements of Changes in Net Assets

Russell U.S. Growth Fund		Russell U.S. Value Fund		Russell U.S. Small & Mid Cap Fund
Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

$(24)	$(89)	$604	$794	$3,155	$6,369
12,599	7,941	15,812	13,618	177,489	157,580
1,940	7,373	6,101	5,482	158,383	176,388

14,515	15,225	22,517	19,894	339,027	340,337

—	—	—	—	(38)	(27)
—	—	—	—	—	—
—	—	(4)	(17)	(80)	(118)
—	(69)	(155)	(307)	(1,169)	(1,164)
—	(3)	(206)	(517)	(3,150)	(2,706)
—	—	—	—	(3,343)	(3,598)

—	(72)	(365)	(841)	(7,780)	(7,613)

(8,798)	(19,754)	(15,464)	(43,193)	(118,624)	(207,317)

5,717	(4,601)	6,688	(24,140)	212,623	125,407

89,879	94,480	125,549	149,689	1,486,909	1,361,502

$95,596	$89,879	$132,237	$125,549	$1,699,532	$1,486,909

$(24)	$—	$239	$—	$(228)	$4,397

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	297

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets, continued

	Russell International Developed Markets Fund		Russell Global Equity Fund
Amounts in thousands	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$35,341	$68,120	$7,082	$9,489
Net realized gain (loss)	197,919	16,551	151,791	47,855
Net change in unrealized appreciation (depreciation)	370,785	402,911	221,382	211,940

Net increase (decrease) in net assets from operations	604,045	487,582	380,255	269,284

Distributions
From net investment income
Class A	(296)	(678)	(27)	(60)
Class C	(273)	(1,951)	—	(37)
Class E	(1,278)	(2,948)	(107)	(167)
Class I	(14,027)	(32,300)	—	—
Class S	(25,402)	(47,638)	(5,744)	(5,794)
Class Y	(31,961)	(65,231)	(7,996)	(7,470)

Net decrease in net assets from distributions	(73,237)	(150,746)	(13,874)	(13,528)

Share Transactions
Net increase (decrease) in net assets from share transactions	149,142	213,845	182,595	1,214,792

Total Net Increase (Decrease) in Net Assets	679,950	550,681	548,976	1,470,548

Net Assets
Beginning of period	4,779,112	4,228,431	2,433,032	962,484

End of period	$5,459,062	$4,779,112	$2,982,008	$2,433,032

Undistributed (overdistributed) net investment income included in net assets	$5,700	$43,596	$(2,602)	$4,190

See accompanying notes which are an integral part of the financial statements.

298	Statements of Changes in Net Assets

Russell Emerging Markets Fund		Russell Tax-Managed U.S. Large Cap Fund
Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

$4,077	$9,464	$680	$1,455
105,405	124,080	14,794	49,198
58,409	189,576	52,804	8,106

167,891	323,120	68,278	58,759

(407)	(324)	(4)	—
(578)	(741)	—	—
(737)	(861)	(43)	(76)
—	—	—	—
(22,318)	(22,342)	(1,528)	(2,254)
(11,005)	(10,330)	—	—

(35,045)	(34,598)	(1,575)	(2,330)

226,781	174,274	(12,207)	(3,820)

359,627	462,796	54,496	52,609

1,680,803	1,218,007	394,054	341,445

$2,040,430	$1,680,803	$448,550	$394,054

$(47,624)	$(16,656)	$(46)	$849

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	299

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets, continued

	Russell Tax-Managed U.S. Mid & Small Cap Fund		Russell Global Opportunistic Credit Fund
Amounts in thousands	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	2010*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(206)	$(128)	$18,409	$1,200
Net realized gain (loss)	9,822	12,131	(1,683)	(93)
Net change in unrealized appreciation (depreciation)	26,915	20,576	7,976	3,179

Net increase (decrease) in net assets from operations	36,531	32,579	24,702	4,286

Distributions
From net investment income
Class A	—	—	(4)	—
Class C	—	—	(8)	—
Class E	—	—	(9)	—
Class I	—	—	—	—
Class S	—	(118)	(2,509)	—
Class Y	—	—	(3,474)	—
From net realized gain
Class A	—	—	—	—
Class C	—	—	(1)	—
Class E	—	—	—	—
Class I	—	—	—	—
Class S	—	—	(90)	—
Class Y	—	—	(122)	—

Net decrease in net assets from distributions	—	(118)	(6,217)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	(13,389)	(13,175)	128,340	615,797

Total Net Increase (Decrease) in Net Assets	23,142	19,286	146,825	620,083

Net Assets
Beginning of period	148,915	129,629	620,083	—

End of period	$172,057	$148,915	$766,908	$620,083

Undistributed (overdistributed) net investment income included in net assets	$(206)	$—	$13,311	$906

*	For the period October 1, 2010 (date of first issue) to October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

300	Statements of Changes in Net Assets

Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

$128,313	$288,303	$22,384	$37,453	$9,431	$17,575
(81,203)	232,284	(7,984)	53,779	237	20,299
54,732	406,774	(4,193)	56,078	(3,477)	10,553

101,842	927,361	10,207	147,310	6,191	48,427

(1,003)	(1,973)	(16)	(2)	(252)	(541)
(1,151)	(3,561)	(284)	(757)	(742)	(1,565)
(2,279)	(6,139)	(615)	(1,438)	(229)	(604)
(21,191)	(58,010)	(5,570)	(12,654)	—	—
(40,796)	(99,539)	(6,030)	(7,927)	(6,002)	(13,478)
(48,872)	(149,681)	(9,095)	(17,879)	(2,647)	(5,780)

(1,624)	—	(37)	—	—	—
(2,640)	—	(1,103)	(148)	—	—
(3,695)	—	(1,453)	(187)	—	—
(31,643)	—	(12,808)	(1,618)	—	—
(60,671)	—	(13,794)	(532)	—	—
(70,508)	—	(19,331)	(1,486)	—	—

(286,073)	(318,903)	(70,136)	(44,628)	(9,872)	(21,968)

614,109	(751,032)	16,000	598,574	(2,855)	315,644

429,878	(142,574)	(43,929)	701,256	(6,536)	342,103

7,159,289	7,301,863	1,660,639	959,383	932,150	590,047

$7,589,167	$7,159,289	$1,616,710	$1,660,639	$925,614	$932,150

$22,628	$9,607	$3,454	$2,680	$(556)	$(115)

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	301

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets, continued

	Russell Tax Exempt Bond Fund		Russell Commodity Strategies Fund(c)
Amounts in thousands	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	2010**

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,591	$16,710	$(6,192)	$(3,211)
Net realized gain (loss)	(1,855)	479	194,713	136,513
Net change in unrealized appreciation (depreciation)	(12,016)	14,943	35,287	2,888

Net increase (decrease) in net assets from operations	(5,280)	32,132	223,808	136,190

Distributions
From net investment income
Class A	(29)	(12)	(1,216)	—
Class	(294)	(626)	(631)	—
Class E	(484)	(872)	(1,909)	—
Class	(7,869)	(15,038)	(63,001)	—
Class Y	—	—	(67,667)	—
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class S	—	—	(4)	—
Class Y	—	—	(5)	—
From return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class S	—	—	—	—
Class Y	—	—	—	—

Net decrease in net assets from distributions	(8,676)	(16,548)	(134,433)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	13,910	80,351	302,755	860,774

Total Net Increase (Decrease) in Net Assets	(46)	95,935	392,130	996,964

Net Assets
Beginning of period	555,718	459,783	996,964	—

End of period	$555,672	$555,718	$1,389,094	$996,964

Undistributed (overdistributed) net investment income included in net assets	$1,382	$1,467	$(7,674)	$132,942

*	For the period October 1, 2010 (date of first issue) to October 31, 2010.
**	For the period June 30, 2010 (date of first issue) to October 31, 2010.
(c)	The Statement of Changes in Net Assets for Russell Commodity Strategies Fund is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3. in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

302	Statements of Changes in Net Assets

Russell Global Infrastructure Fund		Russell Global Real Estate Securities Fund		Russell Money Market Fund
Period Ended April 30, 2011 (Unaudited)	2010*	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

$5,728	$(55)	$14,845	$56,160	$5	$285
12,663	4,094	47,128	422,911	(2)	1,172
64,894	14,943	95,265	73,440	—	—

83,285	18,982	157,238	552,511	3	1,457

(9)	—	(339)	(554)	(125)	(1)
(9)	—	(444)	(979)	—	—
(30)	—	(468)	(1,048)	—	—
(2,684)	—	(15,814)	(33,312)	(432)	(6)
(3,468)	—	(5,871)	(14,384)	—	—

(6)	—	—	—	—	—
(11)	—	—	—	—	—
(7)	—	—	—	—	—
(2,114)	—	—	—	—	—
(2,719)	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(11,057)	—	(22,936)	(50,277)	(557)	(7)

168,334	605,941	45,274	(480,796)	(81,488)	(2,240,353)

240,562	624,923	179,576	21,438	(82,042)	(2,238,903)

624,923	—	1,685,001	1,663,563	338,737	2,577,640

$865,485	$624,923	$1,864,577	$1,685,001	$256,695	$338,737

$(1,044)	$(572)	$(454)	$7,637	$(238)	$314

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	303

Russell Investment Company

Russell Funds

Statement of Cash Flows — For the Period Ended April 30, 2011 (Unaudited)

Amounts in thousands	Russell U.S. Quantitative Equity Fund*
Increase (Decrease) in Cash

Cash Flows from Operating Activities
Net increase in net assets from operations	$528,299
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
Purchase of investment securities	(2,700,296)
Proceeds from disposition of investment securities	2,926,695
Sale of short-term investment securities, net	(42,206)
Decrease in cash collateral for futures contracts	1,500
Decrease in receivables for dividends and interest	826
Decrease in receivables for investments sold	12,343
Increase in receivables for daily variation margin on futures contracts	(264)
Increase in prepaid expenses	(803)
Decrease in payables for investments purchased	11,215
Increase in payables for accrued fees to affiliates	(37)
Increase in payables for other accrued expenses	(12)
Decrease in payables for dividends from securities sold short	7
Change in unrealized depreciation on securities on investments	(208,186)
Net realized loss on investments	(292,479)

Net cash provided by operating activities	236,602

Cash flows from financing activities
Proceeds from shares sold	228,258
Payment on shares redeemed	(464,126)
Cash distributions paid	(734)

Net cash used in financing activities	(236,602)

Net decrease in cash	—

Cash
Beginning balance	—

Ending balance	$—

Noncash financing activities not included herein consist of reinvestments of distributions of $17,316

*	The Russell U.S. Quantitative Equity Fund is the only fund presented herein required to present a Statement of Cash Flows.

See accompanying notes which are an integral part of the financial statements.

304	Statement of Cash Flows

(This page intentionally left blank)

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Core Equity Fund
Class A
April 30, 2011*	26.05	.07	4.15	4.22	(.07)	—	—
October 31, 2010	22.76	.13	3.29	3.42	(.13)	—	—
October 31, 2009	20.73	.17	2.05	2.22	(.19)	—	—
October 31, 2008(4)	28.57	.03	(7.85)	(7.82)	(.02)	—	—
Class C
April 30, 2011*	25.91	(.03)	4.14	4.11	(.02)	—	—
October 31, 2010	22.69	(.05)	3.27	3.22	— (f)	—	—
October 31, 2009	20.71	.03	2.01	2.04	(.06)	—	—
October 31, 2008(4)	28.57	— (f)	(7.85)	(7.85)	(.01)	—	—
Class E
April 30, 2011*	26.02	.09	4.14	4.23	(.08)	—	—
October 31, 2010	22.73	.16	3.29	3.45	(.16)	—	—
October 31, 2009	20.73	.20	2.01	2.21	(.21)	—	—
October 31, 2008	38.09	.31	(14.35)	(14.04)	(.35)	(2.97)	—
October 31, 2007	33.51	.29	6.08	6.37	(.28)	(1.51)	—
October 31, 2006	30.81	.25	3.96	4.21	(.24)	(1.27)	—
Class I
April 30, 2011*	26.01	.12	4.15	4.27	(.12)	—	—
October 31, 2010	22.72	.21	3.30	3.51	(.22)	—	—
October 31, 2009	20.73	.25	2.00	2.25	(.26)	—	—
October 31, 2008	38.08	.41	(14.37)	(13.96)	(.42)	(2.97)	—
October 31, 2007	33.49	.37	6.10	6.47	(.37)	(1.51)	—
October 31, 2006	30.79	.32	3.96	4.28	(.31)	(1.27)	—
Class S
April 30, 2011*	26.01	.10	4.15	4.25	(.10)	—	—
October 31, 2010	22.72	.19	3.29	3.48	(.19)	—	—
October 31, 2009	20.72	.22	2.01	2.23	(.23)	—	—
October 31, 2008(4)	28.56	.05	(7.87)	(7.82)	(.02)	—	—
Class Y
April 30, 2011*	25.99	.13	4.15	4.28	(.13)	—	—
October 31, 2010	22.71	.23	3.29	3.52	(.24)	—	—
October 31, 2009	20.71	.25	2.02	2.27	(.27)	—	—
October 31, 2008	38.07	.37	(14.33)	(13.96)	(.43)	(2.97)	—
October 31, 2007	33.49	.39	6.09	6.48	(.39)	(1.51)	—
October 31, 2006	30.77	.34	3.98	4.32	(.33)	(1.27)	—

See accompanying notes which are an integral part of the financial statements.

306	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.07)	30.20	16.23	31,914	1.07	1.07	.49	43
(.13)	26.05	15.10	25,461	1.06	1.06	.52	97
(.19)	22.76	10.87	20,849	1.07	1.07	.85	125
(.02)	20.73	(27.38)	16,179	1.09	1.10	.73	121

(.02)	30.00	15.81	77,888	1.82	1.82	(.24)	43
—	25.91	14.24	76,345	1.81	1.81	(.22)	97
(.06)	22.69	9.92	82,018	1.81	1.81	.14	125
(.01)	20.71	(27.49)	86,199	1.83	1.84	–	121

(.08)	30.17	16.28	82,775	.98	1.07	.62	43
(.16)	26.02	15.23	88,999	.95	1.06	.63	97
(.21)	22.73	10.84	94,835	.94	1.07	1.01	125
(3.32)	20.73	(40.01)	94,785	.95	1.00	1.07	121
(1.79)	38.09	19.82	49,355	.93	.95	.82	113
(1.51)	33.51	14.07	43,911	.93	.96	.78	98

(.12)	30.16	16.43	1,038,287	.74	.74	.83	43
(.22)	26.01	15.52	969,214	.72	.73	.86	97
(.26)	22.72	11.08	809,999	.69	.74	1.27	125
(3.39)	20.73	(39.85)	872,188	.70	.73	1.37	121
(1.88)	38.08	20.17	1,396,706	.68	.70	1.07	113
(1.58)	33.49	14.34	1,095,931	.71	.73	1.01	98

(.10)	30.16	16.39	1,644,544	.82	.82	.74	43
(.19)	26.01	15.40	1,367,750	.81	.81	.77	97
(.23)	22.72	10.99	1,418,555	.82	.82	1.11	125
(.02)	20.72	(27.39)	1,249,003	.83	.85	1.01	121

(.13)	30.14	16.50	1,556,774	.65	.65	.93	43
(.24)	25.99	15.57	1,372,658	.64	.64	.96	97
(.27)	22.71	11.18	2,048,380	.64	.64	1.29	125
(3.40)	20.71	(39.87)	1,927,663	.66	.67	1.35	121
(1.90)	38.07	20.23	575,655	.63	.65	1.12	113
(1.60)	33.49	14.48	504,168	.64	.66	1.07	98

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	307

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Quantitative Equity Fund
Class A
April 30, 2011*	26.98	.12	4.96	5.08	(.13)	—	—
October 31, 2010	23.94	.23	3.07	3.30	(.26)	—	—
October 31, 2009	22.26	.25	1.68	1.93	(.25)	—	—
October 31, 2008(4)	30.15	.01	(7.88)	(7.87)	(.02)	—	—
Class C
April 30, 2011*	26.91	.02	4.94	4.96	(.05)	—	—
October 31, 2010	23.89	.04	3.06	3.10	(.08)	—	—
October 31, 2009	22.23	.10	1.64	1.74	(.08)	—	—
October 31, 2008(4)	30.15	(.02)	(7.89)	(7.91)	(.01)	—	—
Class E
April 30, 2011*	26.96	.15	4.94	5.09	(.14)	—	—
October 31, 2010	23.92	.26	3.07	3.33	(.29)	—	—
October 31, 2009	22.26	.28	1.65	1.93	(.27)	—	—
October 31, 2008	40.29	.29	(14.34)	(14.05)	(.26)	(3.72)	—
October 31, 2007	39.35	.31	3.80	4.11	(.33)	(2.84)	—
October 31, 2006	35.20	.35	5.02	5.37	(.35)	(.87)	—
Class I
April 30, 2011*	26.98	.18	4.96	5.14	(.18)	—	—
October 31, 2010	23.95	.32	3.06	3.38	(.35)	—	—
October 31, 2009	22.29	.34	1.64	1.98	(.32)	—	—
October 31, 2008	40.30	.38	(14.35)	(13.97)	(.32)	(3.72)	—
October 31, 2007	39.36	.40	3.81	4.21	(.43)	(2.84)	—
October 31, 2006	35.20	.44	5.03	5.47	(.44)	(.87)	—
Class S
April 30, 2011*	27.00	.16	4.96	5.12	(.17)	—	—
October 31, 2010	23.96	.30	3.07	3.37	(.33)	—	—
October 31, 2009	22.30	.31	1.65	1.96	(.30)	—	—
October 31, 2008(4)	30.18	.02	(7.88)	(7.86)	(.02)	—	—
Class Y
April 30, 2011*	26.99	.19	4.95	5.14	(.19)	—	—
October 31, 2010	23.96	.35	3.05	3.40	(.37)	—	—
October 31, 2009	22.29	.34	1.66	2.00	(.33)	—	—
October 31, 2008	40.30	.36	(14.31)	(13.95)	(.34)	(3.72)	—
October 31, 2007	39.36	.42	3.80	4.22	(.44)	(2.84)	—
October 31, 2006	35.20	.46	5.02	5.48	(.45)	(.87)	—

See accompanying notes which are an integral part of the financial statements.

308	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.13)	31.93	18.88	20,362	1.21	1.21	.85	74
(.26)	26.98	13.87	17,610	1.26	1.26	.88	102
(.25)	23.94	8.82	17,522	1.31	1.31	1.19	115
(.02)	22.26	(26.11)	14,403	1.26	1.26	.32	118

(.05)	31.82	18.46	62,065	1.96	1.96	.12	74
(.08)	26.91	12.98	61,826	2.01	2.01	.14	102
(.08)	23.89	7.91	71,301	2.06	2.06	.49	115
(.01)	22.23	(26.23)	82,787	2.00	2.01	(.43)	118

(.14)	31.91	18.93	57,514	1.12	1.21	1.02	74
(.29)	26.96	13.99	67,618	1.15	1.26	1.01	102
(.27)	23.92	8.86	79,008	1.18	1.31	1.35	115
(3.98)	22.26	(38.26)	86,593	1.15	1.20	.94	118
(3.17)	40.29	11.11	61,842	1.07	1.09	.79	121
(1.22)	39.35	15.56	56,703	.94	.96	.93	106

(.18)	31.94	19.10	430,934	.88	.88	1.23	74
(.35)	26.98	14.22	476,481	.91	.93	1.26	102
(.32)	23.95	9.12	736,767	.93	.98	1.62	115
(4.04)	22.29	(38.11)	815,038	.93	.96	1.22	118
(3.27)	40.30	11.40	1,369,379	.82	.84	1.04	121
(1.31)	39.36	15.87	1,201,844	.70	.72	1.18	106

(.17)	31.95	19.04	1,258,945	.97	.97	1.09	74
(.33)	27.00	14.14	1,029,950	1.01	1.01	1.15	102
(.30)	23.96	8.98	1,356,163	1.06	1.06	1.46	115
(.02)	22.30	(26.05)	1,245,509	1.00	1.02	.36	118

(.19)	31.94	19.15	1,361,047	.79	.79	1.29	74
(.37)	26.99	14.30	1,242,933	.83	.83	1.35	102
(.33)	23.96	9.21	1,975,524	.88	.88	1.63	115
(4.06)	22.29	(38.07)	1,882,415	.85	.86	1.27	118
(3.28)	40.30	11.44	371,457	.77	.79	1.09	121
(1.32)	39.36	15.93	393,292	.64	.67	1.23	106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	309

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Growth Fund
Class C
April 30, 2011*	6.97	(.04)	1.18	1.14	—	—	—
October 31, 2010	5.96	(.07)	1.08	1.01	—	—	—
October 31, 2009	5.09	(.04)	.91	.87	—	—	—
October 31, 2008	9.17	(.07)	(3.60)	(3.67)	—	(.41)	—
October 31, 2007	7.84	(.09)	1.42	1.33	—	—	—
October 31, 2006	7.45	(.09)	.48	.39	—	—	—
Class E
April 30, 2011*	7.58	(.01)	1.28	1.27	—	—	—
October 31, 2010	6.43	(.02)	1.17	1.15	—	—	—
October 31, 2009	5.46	— (f)	.98	.98	(.01)	—	—
October 31, 2008	9.72	— (f)	(3.85)	(3.85)	—	(.41)	—
October 31, 2007	8.25	(.02)	1.49	1.47	—	—	—
October 31, 2006	7.76	(.03)	.52	.49	—	—	—
Class I
April 30, 2011*	7.83	— (f)	1.33	1.33	—	—	—
October 31, 2010	6.62	— (f)	1.22	1.22	(.01)	—	—
October 31, 2009	5.63	.02	1.00	1.02	(.03)	—	—
October 31, 2008	9.98	.03	(3.97)	(3.94)	—	(.41)	—
October 31, 2007	8.44	.01	1.53	1.54	—	—	—
October 31, 2006	7.91	.01	.52	.53	—	—	—
Class S
April 30, 2011*	7.76	— (f)	1.31	1.31	—	—	—
October 31, 2010	6.56	(.01)	1.21	1.20	— (f)	—	—
October 31, 2009	5.57	.01	1.00	1.01	(.02)	—	—
October 31, 2008	9.89	.01	(3.92)	(3.91)	—	(.41)	—
October 31, 2007	8.38	(.01)	1.52	1.51	—	—	—
October 31, 2006	7.87	(.01)	.52	.51	—	—	—

See accompanying notes which are an integral part of the financial statements.

310	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

—	8.11	16.21	6,021	2.05	2.22	(1.05)	86
—	6.97	16.95	5,456	2.05	2.24	(1.08)	111
—	5.96	17.09	5,770	2.11	2.18	(.76)	118
(.41)	5.09	(41.76)	6,211	2.21	2.31	(.90)	120
—	9.17	16.96	11,204	2.23	2.27	(1.14)	138
—	7.84	5.23	9,764	2.22	2.27	(1.20)	148

—	8.85	16.62	4,252	1.30	1.48	(.27)	86
—	7.58	17.88	5,795	1.30	1.49	(.34)	111
(.01)	6.43	17.90	5,381	1.36	1.43	(.02)	118
(.41)	5.46	(41.23)	5,308	1.37	1.48	(.06)	120
—	9.72	17.82	7,104	1.37	1.41	(.28)	138
—	8.25	6.31	6,590	1.36	1.42	(.34)	148

—	9.16	16.86	52,321	.92	1.14	.08	86
(.01)	7.83	18.44	46,926	.92	1.16	.05	111
(.03)	6.62	18.34	49,355	.98	1.11	.38	118
(.41)	5.63	(41.05)	58,509	.98	1.13	.33	120
—	9.98	18.25	113,989	1.00	1.06	.09	138
—	8.44	6.75	90,953	.95	1.13	.07	148

—	9.07	16.75	33,002	1.05	1.22	(.05)	86
—	7.76	18.30	31,701	1.05	1.24	(.09)	111
(.02)	6.56	18.15	33,974	1.11	1.19	.25	118
(.41)	5.57	(41.19)	44,414	1.19	1.30	.12	120
—	9.89	18.02	79,962	1.16	1.20	(.07)	138
—	8.38	6.48	71,433	1.15	1.21	(.13)	148

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	311

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Value Fund
Class C
April 30, 2011*	7.28	—	(f)	1.35	1.35	—	—	—
October 31, 2010	6.43	(.03)		.88	.85	— (f)	—	—
October 31, 2009	5.69	.02		.75	.77	(.03)	—	—
October 31, 2008	12.84	.05		(5.19)	(5.14)	(.06)	(1.95)	—
October 31, 2007	12.44	.01		1.16	1.17	(.02)	(.75)	—
October 31, 2006	11.27	.01		1.83	1.84	(.03)	(.64)	—
Class E
April 30, 2011*	7.48	.03		1.40	1.43	(.01)	—	—
October 31, 2010	6.58	.03		.90	.93	(.03)	—	—
October 31, 2009	5.82	.06		.76	.82	(.06)	—	—
October 31, 2008	13.10	.12		(5.31)	(5.19)	(.14)	(1.95)	—
October 31, 2007	12.66	.11		1.19	1.30	(.11)	(.75)	—
October 31, 2006	11.43	.11		1.87	1.98	(.11)	(.64)	—
Class I
April 30, 2011*	7.50	.04		1.41	1.45	(.03)	—	—
October 31, 2010	6.60	.05		.90	.95	(.05)	—	—
October 31, 2009	5.84	.08		.76	.84	(.08)	—	—
October 31, 2008	13.13	.15		(5.32)	(5.17)	(.17)	(1.95)	—
October 31, 2007	12.69	.16		1.18	1.34	(.15)	(.75)	—
October 31, 2006	11.46	.15		1.87	2.02	(.15)	(.64)	—
Class S
April 30, 2011*	7.49	.04		1.39	1.43	(.02)	—	—
October 31, 2010	6.58	.04		.91	.95	(.04)	—	—
October 31, 2009	5.82	.08		.76	.84	(.08)	—	—
October 31, 2008	13.10	.14		(5.32)	(5.18)	(.15)	(1.95)	—
October 31, 2007	12.67	.14		1.17	1.31	(.14)	(.75)	—
October 31, 2006	11.44	.13		1.87	2.00	(.13)	(.64)	—

See accompanying notes which are an integral part of the financial statements.

312	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)		% Portfolio Turnover Rate(b)

—	8.63	18.57	10,549	2.06	2.06	—	(f)	72
—	7.28	13.07	10,044	2.10	2.10	(.40)		97
(.03)	6.43	13.69	10,593	2.04	2.04	.36		111
(2.01)	5.69	(46.49)	11,225	2.13	2.13	.54		156
(.77)	12.84	9.73	25,688	2.09	2.09	.06		128
(.67)	12.44	17.01	26,168	2.11	2.11	.08		87

(.01)	8.90	19.00	2,929	1.31	1.31	.80		72
(.03)	7.48	14.10	4,319	1.35	1.35	.37		97
(.06)	6.58	14.44	5,282	1.29	1.29	1.15		111
(2.09)	5.82	(46.08)	6,852	1.31	1.31	1.35		156
(.86)	13.10	10.64	10,774	1.27	1.27	.88		128
(.75)	12.66	18.15	10,871	1.27	1.27	.91		87

(.03)	8.92	19.20	47,245	.97	.97	1.08		72
(.05)	7.50	14.43	42,623	1.03	1.03	.68		97
(.08)	6.60	14.79	44,600	.96	.96	1.48		111
(2.12)	5.84	(45.86)	54,530	.98	.98	1.69		156
(.90)	13.13	10.97	139,538	.94	.94	1.21		128
(.79)	12.69	18.47	131,494	.94	.94	1.26		87

(.02)	8.90	19.20	71,514	1.05	1.05	1.01		72
(.04)	7.49	14.38	68,563	1.11	1.11	.59		97
(.08)	6.58	14.75	89,214	1.04	1.04	1.41		111
(2.10)	5.82	(45.98)	111,600	1.13	1.13	1.55		156
(.88)	13.10	10.87	274,355	1.05	1.05	1.10		128
(.77)	12.67	18.32	253,586	1.09	1.10	1.09		87

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	313

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Small & Mid Cap Fund
Class A
April 30, 2011*	20.39	.01	4.80	4.81	(.06)	—	—
October 31, 2010	16.28	.02	4.14	4.16	(.05)	—	—
October 31, 2009	14.95	.06	1.33	1.39	(.06)	—	—
October 31, 2008(4)	21.95	.02	(7.02)	(7.00)	—	—	—
Class C
April 30, 2011*	20.16	(.07)	4.74	4.67	—	—	—
October 31, 2010	16.18	(.12)	4.10	3.98	—	—	—
October 31, 2009	14.93	(.04)	1.31	1.27	(.02)	—	—
October 31, 2008(4)	21.95	(.01)	(7.01)	(7.02)	—	—	—
Class E
April 30, 2011*	20.45	.02	4.81	4.83	(.06)	—	—
October 31, 2010	16.32	.04	4.15	4.19	(.06)	—	—
October 31, 2009	14.95	.09	1.31	1.40	(.03)	—	—
October 31, 2008	31.79	.13	(11.98)	(11.85)	(.17)	(4.82)	—
October 31, 2007	34.16	.05	4.59	4.64	—	(7.01)	—
October 31, 2006	38.43	.02	5.76	5.78	—	(10.05)	—
Class I
April 30, 2011*	20.60	.05	4.83	4.88	(.11)	—	—
October 31, 2010	16.43	.09	4.17	4.26	(.09)	—	—
October 31, 2009	15.05	.12	1.32	1.44	(.06)	—	—
October 31, 2008	31.98	.17	(12.02)	(11.85)	(.26)	(4.82)	—
October 31, 2007	34.31	.12	4.60	4.72	(.04)	(7.01)	—
October 31, 2006	38.57	.09	5.79	5.88	(.09)	(10.05)	—
Class S
April 30, 2011*	20.53	.04	4.83	4.87	(.10)	—	—
October 31, 2010	16.39	.07	4.15	4.22	(.08)	—	—
October 31, 2009	15.03	.10	1.33	1.43	(.07)	—	—
October 31, 2008(4)	22.06	.03	(7.06)	(7.03)	—	—	—
Class Y
April 30, 2011*	20.55	.06	4.83	4.89	(.14)	—	—
October 31, 2010	16.39	.10	4.17	4.27	(.11)	—	—
October 31, 2009	15.02	.12	1.33	1.45	(.08)	—	—
October 31, 2008	31.98	.19	(12.02)	(11.83)	(.31)	(4.82)	—
October 31, 2007	34.32	.15	4.59	4.74	(.07)	(7.01)	—
October 31, 2006	38.58	.12	5.79	5.91	(.12)	(10.05)	—

See accompanying notes which are an integral part of the financial statements.

314	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.06)	25.14	23.61	17,825	1.24	1.24	.08	45
(.05)	20.39	25.58	13,078	1.23	1.23	.12	99
(.06)	16.28	9.37	9,278	1.24	1.24	.40	153
—	14.95	(31.89)	6,982	1.37	1.38	.47	163

—	24.83	23.21	36,639	1.99	1.99	(.65)	45
—	20.16	24.60	32,499	1.98	1.98	(.63)	99
(.02)	16.18	8.51	30,345	1.98	1.98	(.28)	153
—	14.93	(31.98)	33,486	2.11	2.13	(.28)	163

(.06)	25.22	23.64	30,691	1.14	1.23	.21	45
(.06)	20.45	25.71	30,702	1.12	1.23	.24	99
(.03)	16.32	9.44	33,923	1.10	1.23	.61	153
(4.99)	14.95	(43.26)	40,553	1.17	1.22	.60	163
(7.01)	31.79	15.98	38,520	1.13	1.15	.17	143
(10.05)	34.16	17.91	39,987	1.11	1.14	.07	155

(.11)	25.37	23.82	224,239	.90	.90	.44	45
(.09)	20.60	26.03	216,197	.90	.90	.45	99
(.06)	16.43	9.62	211,299	.91	.91	.82	153
(5.08)	15.05	(43.08)	260,535	.97	.99	.77	163
(7.05)	31.98	16.21	480,645	.93	.95	.38	143
(10.14)	34.31	18.17	471,745	.91	.94	.27	155

(.10)	25.30	23.78	801,967	.99	.99	.34	45
(.08)	20.53	25.84	647,424	.98	.98	.37	99
(.07)	16.39	9.58	530,812	.98	.99	.68	153
—	15.03	(31.87)	475,057	1.10	1.11	.73	163

(.14)	25.30	23.91	588,171	.81	.81	.53	45
(.11)	20.55	26.08	547,009	.80	.80	.55	99
(.08)	16.39	9.74	545,845	.81	.81	.87	153
(5.13)	15.02	(43.09)	501,256	.92	.93	.97	163
(7.08)	31.98	16.30	93,321	.83	.85	.47	143
(10.17)	34.32	18.31	111,605	.82	.85	.36	155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	315

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell International Developed Markets Fund
Class A
April 30, 2011*	31.14	.18	3.62	3.80	(.39)	—	—
October 31, 2010	29.09	.34	2.67	3.01	(.96)	—	—
October 31, 2009	23.75	.40	4.94	5.34	—	—	—
October 31, 2008(4)	34.84	.07	(11.16)	(11.09)	—	—	—
Class C
April 30, 2011*	30.85	.05	3.61	3.66	(.13)	—	—
October 31, 2010	28.83	.12	2.65	2.77	(.75)	—	—
October 31, 2009	23.73	.23	4.87	5.10	—	—	—
October 31, 2008(4)	34.84	.03	(11.14)	(11.11)	—	—	—
Class E
April 30, 2011*	31.19	.19	3.62	3.81	(.41)	—	—
October 31, 2010	29.12	.37	2.68	3.05	(.98)	—	—
October 31, 2009	23.76	.46	4.90	5.36	—	—	—
October 31, 2008	56.97	.76	(23.85)	(23.09)	(1.29)	(8.01)	(.82)
October 31, 2007	50.51	.83	12.10	12.93	(1.41)	(5.06)	—
October 31, 2006	40.45	.87	9.87	10.74	(.68)	—	—
Class I
April 30, 2011*	31.23	.23	3.62	3.85	(.48)	—	—
October 31, 2010	29.16	.44	2.69	3.13	(1.06)	—	—
October 31, 2009	23.74	.51	4.91	5.42	—	—	—
October 31, 2008	57.01	.92	(23.89)	(22.97)	(1.41)	(8.01)	(.88)
October 31, 2007	50.55	.95	12.10	13.05	(1.53)	(5.06)	—
October 31, 2006	40.47	1.00	9.86	10.86	(.78)	—	—
Class S
April 30, 2011*	31.19	.22	3.62	3.84	(.46)	—	—
October 31, 2010	29.13	.42	2.66	3.08	(1.02)	—	—
October 31, 2009	23.74	.48	4.91	5.39	—	—	—
October 31, 2008(4)	34.79	.11	(11.16)	(11.05)	—	—	—
Class Y
April 30, 2011*	31.26	.24	3.64	3.88	(.51)	—	—
October 31, 2010	29.18	.47	2.68	3.15	(1.07)	—	—
October 31, 2009	23.74	.52	4.92	5.44	—	—	—
October 31, 2008	57.03	.64	(23.60)	(22.96)	(1.42)	(8.01)	(.90)
October 31, 2007	50.56	1.01	12.07	13.08	(1.55)	(5.06)	—
October 31, 2006	40.47	.92	9.96	10.88	(.79)	—	—

See accompanying notes which are an integral part of the financial statements.

316	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.39)	34.55	12.43	28,314	1.24	1.24	1.12	34
(.96)	31.14	10.61	23,702	1.24	1.24	1.18	91
—	29.09	22.44	20,212	1.25	1.25	1.63	115
—	23.75	(31.83)	14,638	1.31	1.32	1.27	100

(.13)	34.38	11.99	70,240	1.99	1.99	.32	34
(.75)	30.85	9.80	69,576	1.99	1.99	.43	91
—	28.83	21.50	77,072	2.00	2.00	.94	115
—	23.73	(31.92)	78,972	2.05	2.06	.53	100

(.41)	34.59	12.44	105,413	1.15	1.24	1.19	34
(.98)	31.19	10.75	96,680	1.13	1.24	1.29	91
—	29.12	22.57	88,476	1.12	1.25	1.88	115
(10.12)	23.76	(48.26)	83,902	1.17	1.22	2.04	100
(6.47)	56.97	28.47	61,533	1.16	1.18	1.64	108
(.68)	50.51	26.84	51,470	1.17	1.19	1.88	83

(.48)	34.60	12.60	986,890	.91	.91	1.41	34
(1.06)	31.23	11.01	923,019	.89	.91	1.53	91
—	29.16	22.84	905,418	.87	.92	2.08	115
(10.30)	23.74	(48.14)	882,731	.92	.95	2.33	100
(6.59)	57.01	28.75	1,792,063	.91	.93	1.87	108
(.78)	50.55	27.17	1,420,218	.91	.93	2.15	83

(.46)	34.57	12.54	2,108,910	.99	.99	1.38	34
(1.02)	31.19	10.90	1,694,995	.99	.99	1.45	91
—	29.13	22.67	1,348,135	1.00	1.00	1.94	115
—	23.74	(31.79)	1,052,420	1.06	1.08	2.00	100

(.51)	34.63	12.62	2,159,295	.81	.81	1.52	34
(1.07)	31.26	11.12	1,971,140	.81	.81	1.64	91
—	29.18	22.87	1,789,118	.82	.82	2.15	115
(10.33)	23.74	(48.08)	1,626,309	.88	.90	1.89	100
(6.61)	57.03	28.85	360,175	.86	.88	1.98	108
(.79)	50.56	27.24	378,505	.86	.89	1.99	83

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	317

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Global Equity Fund
Class A
April 30, 2011*	8.41	.01		1.25	1.26	(.03)	—	—
October 31, 2010	7.29	.02		1.19	1.21	(.09)	—	—
October 31, 2009	6.07	.07		1.23	1.30	(.08)	—	—
October 31, 2008	11.37	.08		(5.07)	(4.99)	(.12)	(.19)	—
October 31, 2007(1)	10.00	.05		1.32	1.37	—	—	—
Class C
April 30, 2011*	8.37	(.02)		1.24	1.22	—	—	—
October 31, 2010	7.26	(.04)		1.18	1.14	(.03)	—	—
October 31, 2009	6.02	.04		1.21	1.25	(.01)	—	—
October 31, 2008	11.31	.01		(5.04)	(5.03)	(.07)	(.19)	—
October 31, 2007(1)	10.00	—	(f)	1.31	1.31	—	—	—
Class E
April 30, 2011*	8.42	.01		1.24	1.25	(.02)	—	—
October 31, 2010	7.30	.02		1.18	1.20	(.08)	—	—
October 31, 2009	6.07	.08		1.22	1.30	(.07)	—	—
October 31, 2008	11.37	.08		(5.08)	(5.00)	(.11)	(.19)	—
October 31, 2007(1)	10.00	.06		1.31	1.37	—	—	—
Class S
April 30, 2011*	8.45	.02		1.24	1.26	(.04)	—	—
October 31, 2010	7.32	.04		1.19	1.23	(.10)	—	—
October 31, 2009	6.09	.09		1.23	1.32	(.09)	—	—
October 31, 2008	11.39	.10		(5.08)	(4.98)	(.13)	(.19)	—
October 31, 2007(1)	10.00	.08		1.31	1.39	—	—	—
Class Y
April 30, 2011*	8.46	.03		1.24	1.27	(.05)	—	—
October 31, 2010	7.32	.05		1.20	1.25	(.11)	—	—
October 31, 2009	6.09	.11		1.21	1.32	(.09)	—	—
October 31, 2008(5)	8.16	—	(f)	(2.07)	(2.07)	—	—	—

See accompanying notes which are an integral part of the financial statements.

318	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.03)	9.64	14.96	11,282	1.50	1.50	.22	46
(.09)	8.41	16.66	7,732	1.49	1.49	.22	74
(.08)	7.29	21.82	4,612	1.52	1.52	1.15	127
(.31)	6.07	(45.03)	2,382	1.55	1.55	.82	160
—	11.37	13.70	2,445	1.58	1.58	.77	62

—	9.59	14.58	16,213	2.25	2.25	(.54)	46
(.03)	8.37	15.76	12,471	2.24	2.24	(.53)	74
(.01)	7.26	20.82	8,672	2.26	2.26	.61	127
(.26)	6.02	(45.45)	7,534	2.30	2.30	.07	160
—	11.31	13.10	10,802	2.33	2.33	(.04)	62

(.02)	9.65	14.93	51,164	1.50	1.50	.24	46
(.08)	8.42	16.59	36,042	1.49	1.49	.29	74
(.07)	7.30	21.77	14,492	1.51	1.51	1.28	127
(.30)	6.07	(45.07)	10,096	1.55	1.55	.81	160
—	11.37	13.70	15,683	1.58	1.58	.90	62

(.04)	9.67	15.00	1,477,440	1.25	1.25	.47	46
(.10)	8.45	16.92	1,080,410	1.24	1.24	.50	74
(.09)	7.32	22.07	426,936	1.26	1.26	1.53	127
(.32)	6.09	(44.87)	306,198	1.30	1.30	1.09	160
—	11.39	13.90	1,128,142	1.33	1.33	1.12	62

(.05)	9.68	15.11	1,425,909	1.07	1.07	.61	46
(.11)	8.46	17.06	1,296,377	1.06	1.06	.71	74
(.09)	7.32	22.35	507,772	1.09	1.09	1.81	127
—	6.09	(25.37)	466,235	1.22	1.22	.52	160

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	319

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Emerging Markets Fund
Class A
April 30, 2011*	20.37	.02	1.79	1.81	(.38)	—	—
October 31, 2010	16.44	.08	4.29	4.37	(.44)	—	—
October 31, 2009	10.59	.08	6.27	6.35	—	(.50)	—
October 31, 2008	30.85	.42	(14.73)	(14.31)	(.73)	(5.22)	—
October 31, 2007	20.50	.14	10.21	10.35	—	—	—
Class C
April 30, 2011*	19.20	(.06)	1.69	1.63	(.24)	—	—
October 31, 2010	15.53	(.05)	4.06	4.01	(.34)	—	—
October 31, 2009	10.11	(.01)	5.93	5.92	—	(.50)	—
October 31, 2008	29.66	.22	(14.06)	(13.84)	(.49)	(5.22)	—
October 31, 2007	21.17	(.02)	11.80	11.78	(.25)	(3.04)	—
October 31, 2006	16.73	.01	5.14	5.15	(.28)	(.43)	—
Class E
April 30, 2011*	20.41	.02	1.79	1.81	(.37)	—	—
October 31, 2010	16.47	.08	4.30	4.38	(.44)	—	—
October 31, 2009	10.61	.08	6.28	6.36	—	(.50)	—
October 31, 2008	30.84	.38	(14.71)	(14.33)	(.68)	(5.22)	—
October 31, 2007	21.89	.16	12.24	12.40	(.41)	(3.04)	—
October 31, 2006	17.25	.17	5.29	5.46	(.39)	(.43)	—
Class S
April 30, 2011*	20.50	.05	1.79	1.84	(.41)	—	—
October 31, 2010	16.52	.12	4.33	4.45	(.47)	—	—
October 31, 2009	10.62	.11	6.29	6.40	—	(.50)	—
October 31, 2008	30.86	.44	(14.72)	(14.28)	(.74)	(5.22)	—
October 31, 2007	21.91	.22	12.23	12.45	(.46)	(3.04)	—
October 31, 2006	17.25	.21	5.31	5.52	(.43)	(.43)	—
Class Y
April 30, 2011*	20.54	.06	1.80	1.86	(.44)	—	—
October 31, 2010	16.55	.15	4.33	4.48	(.49)	—	—
October 31, 2009	10.62	.13	6.30	6.43	—	(.50)	—
October 31, 2008(5)	15.72	.01	(5.11)	(5.10)	—	—	—

See accompanying notes which are an integral part of the financial statements.

320	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.38)	21.80	9.03	25,076	1.77	1.77	.17	39
(.44)	20.37	27.09	21,428	1.78	1.78	.47	67
(.50)	16.44	62.81	11,624	1.78	1.78	.66	77
(5.95)	10.59	(56.41)	7,595	1.92	1.92	2.15	65

—	30.85	50.49	3,537	1.88	1.89	.86	67
(.24)	20.59	8.62	47,470	2.52	2.52	(.61)	39
(.34)	19.20	26.15	44,932	2.53	2.53	(.29)	67
(.50)	15.53	61.74	34,286	2.53	2.54	(.11)	77
(5.71)	10.11	(56.77)	25,058	2.66	2.66	1.12	65
(3.29)	29.66	63.90	66,707	2.63	2.64	(.07)	67
(.71)	21.17	31.63	44,977	2.68	2.68	.07	69

(.37)	21.85	9.06	52,285	1.77	1.77	.21	39
(.44)	20.41	27.13	39,733	1.78	1.78	.44	67
(.50)	16.47	62.78	28,078	1.78	1.78	.66	77
(5.90)	10.61	(56.41)	17,976	1.91	1.91	1.86	65
(3.45)	30.84	65.17	41,911	1.88	1.89	.68	67
(.82)	21.89	32.64	27,862	1.93	1.93	.83	69

(.41)	21.93	9.17	1,351,577	1.52	1.52	.45	39
(.47)	20.50	27.41	1,065,718	1.53	1.53	.70	67
(.50)	16.52	63.37	788,455	1.53	1.53	.91	77
(5.96)	10.62	(56.33)	520,064	1.65	1.65	2.15	65
(3.50)	30.86	65.53	1,760,393	1.63	1.64	.94	67
(.86)	21.91	33.04	1,092,083	1.68	1.68	1.06	69

(.44)	21.96	9.26	564,022	1.35	1.35	.59	39
(.49)	20.54	27.60	508,992	1.35	1.35	.85	67
(.50)	16.55	63.67	355,564	1.36	1.36	1.10	77
—	10.62	(32.44)	305,585	1.63	1.63	1.06	65

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	321

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Tax-Managed U.S. Large Cap Fund
Class A
April 30, 2011*	18.15	— (f)	3.17	3.17	(.06)	—	—
October 31, 2010(6)	16.60	— (f)	1.55	1.55	—	—	—
Class C
April 30, 2011*	17.65	(.06)	3.08	3.02	—	—	—
October 31, 2010	15.16	(.09)	2.58	2.49	—	—	—
October 31, 2009	13.55	.01	1.61	1.62	(.01)	—	—
October 31, 2008	22.78	(.01)	(9.22)	(9.23)	—	—	—
October 31, 2007	19.62	(.06)	3.22	3.16	—	—	—
October 31, 2006	17.68	(.02)	1.96	1.94	—	—	—
Class E
April 30, 2011*	18.15	.01	3.17	3.18	(.04)	—	—
October 31, 2010	15.54	.03	2.66	2.69	(.08)	—	—
October 31, 2009	13.96	.10	1.64	1.74	(.16)	—	—
October 31, 2008	23.41	.14	(9.48)	(9.34)	(.11)	—	—
October 31, 2007	20.12	.10	3.31	3.41	(.12)	—	—
October 31, 2006	18.09	.11	2.02	2.13	(.10)	—	—
Class S
April 30, 2011*	18.24	.04	3.18	3.22	(.08)	—	—
October 31, 2010	15.61	.08	2.66	2.74	(.11)	—	—
October 31, 2009	14.03	.14	1.64	1.78	(.20)	—	—
October 31, 2008	23.52	.19	(9.52)	(9.33)	(.16)	—	—
October 31, 2007	20.21	.15	3.32	3.47	(.16)	—	—
October 31, 2006	18.16	.17	2.02	2.19	(.14)	—	—
Russell Tax-Managed U.S. Mid & Small Cap Fund
Class A
April 30, 2011*	13.06	(.04)	3.36	3.32	—	—	—
October 31, 2010(6)	12.18	(.02)	.90	.88	—	—	—
Class C
April 30, 2011*	12.02	(.08)	3.09	3.01	—	—	—
October 31, 2010	9.62	(.11)	2.51	2.40	—	—	—
October 31, 2009	8.69	(.06)	.99	.93	—	—	—
October 31, 2008	15.07	(.07)	(5.09)	(5.16)	—	(1.22)	—
October 31, 2007	13.22	(.13)	2.18	2.05	—	(.20)	—
October 31, 2006	11.59	(.14)	1.77	1.63	—	—	—
Class E
April 30, 2011*	13.06	(.03)	3.36	3.33	—	—	—
October 31, 2010	10.38	(.03)	2.71	2.68	—	—	—
October 31, 2009	9.37	— (f)	1.06	1.06	(.05)	—	—
October 31, 2008	16.03	.01	(5.45)	(5.44)	—	(1.22)	—
October 31, 2007	13.93	(.03)	2.33	2.30	—	(.20)	—
October 31, 2006	12.13	(.05)	1.85	1.80	—	—	—
Class S
April 30, 2011*	13.34	(.02)	3.44	3.42	—	—	—
October 31, 2010	10.58	— (f)	2.77	2.77	(.01)	—	—
October 31, 2009	9.56	.03	1.07	1.10	(.08)	—	—
October 31, 2008	16.30	.05	(5.56)	(5.51)	(.01)	(1.22)	—
October 31, 2007	14.13	.01	2.36	2.37	—	(.20)	—
October 31, 2006	12.27	(.01)	1.87	1.86	—	—	—

See accompanying notes which are an integral part of the financial statements.

322	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.06)	21.26	17.52	2,044	1.25	1.25	(.01)	32
—	18.15	9.34	729	1.24	1.24	(.01)	82

—	20.67	17.17	11,471	1.94	2.00	(.63)	32
—	17.65	16.42	10,996	1.91	1.99	(.55)	82
(.01)	15.16	11.98	12,383	1.92	2.00	.05	56
—	13.55	(40.52)	13,387	1.92	1.94	(.04)	54
—	22.78	16.11	21,692	1.92	1.92	(.30)	50
—	19.62	10.97	19,112	1.92	1.92	(.13)	61

(.04)	21.29	17.59	20,008	1.19	1.25	.13	32
(.08)	18.15	17.36	19,744	1.16	1.24	.19	82
(.16)	15.54	12.74	14,488	1.17	1.25	.74	56
(.11)	13.96	(40.06)	12,645	1.18	1.19	.71	54
(.12)	23.41	17.01	16,891	1.17	1.17	.45	50
(.10)	20.12	11.82	12,726	1.17	1.17	.60	61

(.08)	21.38	17.68	415,027	.94	1.00	.37	32
(.11)	18.24	17.65	362,585	.91	.99	.44	82
(.20)	15.61	13.07	314,574	.92	1.00	1.03	56
(.16)	14.03	(39.91)	331,605	.93	.94	.97	54
(.16)	23.52	17.28	572,138	.92	.92	.70	50
(.14)	20.21	12.12	458,002	.92	.92	.87	61

—	16.38	25.35	767	1.53	1.62	(.58)	21
—	13.06	7.23	213	1.50	1.61	(.44)	57

—	15.03	24.96	8,102	2.25	2.34	(1.20)	21
—	12.02	24.95	7,170	2.24	2.34	(1.02)	57
—	9.62	10.57	7,033	2.21	2.36	(.69)	55
(1.22)	8.69	(36.71)	8,653	2.23	2.34	(.63)	72
(.20)	15.07	15.70	14,088	2.25	2.30	(.93)	57
—	13.22	14.06	11,975	2.25	2.35	(1.09)	54

—	16.39	25.42	3,638	1.50	1.59	(.42)	21
—	13.06	25.82	3,966	1.49	1.60	(.29)	57
(.05)	10.38	11.48	2,794	1.46	1.60	(.02)	55
(1.22)	9.37	(36.29)	2,570	1.48	1.59	.11	72
(.20)	16.03	16.70	3,654	1.50	1.55	(.19)	57
—	13.93	14.84	2,523	1.50	1.60	(.34)	54

—	16.76	25.56	159,550	1.25	1.34	(.20)	21
(.01)	13.34	26.20	137,567	1.24	1.35	(.03)	57
(.08)	10.58	11.74	119,802	1.22	1.36	.29	55
(1.23)	9.56	(36.14)	143,039	1.23	1.34	.37	72
(.20)	16.30	16.97	265,807	1.25	1.30	.07	57
—	14.13	15.16	198,081	1.25	1.35	(.09)	54

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	323

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Return of Capital
Russell Global Opportunistic Credit Fund
Class A
April 30, 2011*	10.09	.26	.07	.33	(.09)	—	(f)	—
October 31, 2010(8)	10.00	.03	.06	.09	—	—		—
Class C
April 30, 2011*	10.08	.22	.07	.29	(.08)	—	(f)	—
October 31, 2010(8)	10.00	.02	.06	.08	—	—		—
Class E
April 30, 2011*	10.09	.26	.07	.33	(.09)	—	(f)	—
October 31, 2010(8)	10.00	.03	.06	.09	—	—		—
Class S
April 30, 2011*	10.09	.27	.08	.35	(.10)	—	(f)	—
October 31, 2010(8)	10.00	.03	.06	.09	—	—		—
Class Y
April 30, 2011*	10.09	.27	.09	.36	(.10)	—	(f)	—
October 31, 2010(8)	10.00	.03	.06	.09	—	—		—

See accompanying notes which are an integral part of the financial statements.

324	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.09)	10.33	3.34	1,485	1.25	1.62	5.22	48
—	10.09	.90	234	1.51	1.88	3.13	4

(.08)	10.29	2.91	2,445	2.00	2.37	4.45	48
—	10.08	.80	664	2.26	2.63	2.53	4

(.09)	10.33	3.32	14,177	1.25	1.62	5.25	48
—	10.09	.90	885	1.51	1.88	3.80	4

(.10)	10.34	3.47	361,618	1.00	1.37	5.39	48
—	10.09	.90	247,804	1.26	1.63	3.58	4

(.10)	10.35	3.49	387,183	.91	1.19	5.45	48
—	10.09	.90	370,496	1.18	1.46	3.37	4

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	325

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Strategic Bond Fund
Class A
April 30, 2011*	11.24	.18	(.06)	.12	(.16)	(.26)	—
October 31, 2010	10.37	.37	.92	1.29	(.42)	—	—
October 31, 2009	9.23	.47	1.19	1.66	(.48)	(.04)	—
October 31, 2008(4)	9.99	.08	(.82)	(.74)	(.02)	—	—
Class C
April 30, 2011*	11.24	.14	(.06)	.08	(.12)	(.26)	—
October 31, 2010	10.37	.30	.91	1.21	(.34)	—	—
October 31, 2009	9.23	.40	1.19	1.59	(.41)	(.04)	—
October 31, 2008(4)	9.99	.06	(.80)	(.74)	(.02)	—	—
Class E
April 30, 2011*	11.17	.18	(.06)	.12	(.16)	(.26)	—
October 31, 2010	10.31	.39	.90	1.29	(.43)	—	—
October 31, 2009	9.18	.48	1.18	1.66	(.49)	(.04)	—
October 31, 2008	10.53	.49	(1.33)	(.84)	(.51)	—	—
October 31, 2007	10.48	.50	.01	.51	(.46)	—	—
October 31, 2006	10.44	.45	.04	.49	(.42)	(.03)	—
Class I
April 30, 2011*	11.14	.19	(.05)	.14	(.18)	(.26)	—
October 31, 2010	10.28	.41	.91	1.32	(.46)	—	—
October 31, 2009	9.16	.51	1.16	1.67	(.51)	(.04)	—
October 31, 2008	10.51	.52	(1.33)	(.81)	(.54)	—	—
October 31, 2007	10.46	.52	.02	.54	(.49)	—	—
October 31, 2006	10.43	.47	.03	.50	(.44)	(.03)	—
Class S
April 30, 2011*	11.27	.19	(.06)	.13	(.17)	(.26)	—
October 31, 2010	10.39	.41	.92	1.33	(.45)	—	—
October 31, 2009	9.24	.50	1.19	1.69	(.50)	(.04)	—
October 31, 2008(4)	9.98	.08	(.80)	(.72)	(.02)	—	—
Class Y
April 30, 2011*	11.15	.20	(.06)	.14	(.18)	(.26)	—
October 31, 2010	10.29	.42	.91	1.33	(.47)	—	—
October 31, 2009	9.16	.51	1.17	1.68	(.51)	(.04)	—
October 31, 2008	10.51	.51	(1.32)	(.81)	(.54)	—	—
October 31, 2007	10.46	.52	.02	.54	(.49)	—	—
October 31, 2006	10.43	.64	(.13)	.51	(.45)	(.03)	—

See accompanying notes which are an integral part of the financial statements.

326	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.42)	10.94	1.17	77,782	1.00	1.03	3.25	133
(.42)	11.24	12.90	66,054	.96	1.01	3.48	206
(.52)	10.37	18.62	40,181	.93	1.03	4.99	154
(.02)	9.23	(7.42)	22,437	.93	1.07	4.40	131

(.38)	10.94	.79	104,860	1.74	1.77	2.50	133
(.34)	11.24	12.03	114,841	1.71	1.76	2.78	206
(.45)	10.37	17.97	108,353	1.67	1.78	4.28	154
(.02)	9.23	(7.54)	97,063	1.68	1.82	3.63	131

(.42)	10.87	1.13	155,050	.92	1.02	3.32	133
(.43)	11.17	13.07	155,358	.87	1.01	3.62	206
(.53)	10.31	18.87	146,696	.81	1.03	5.14	154
(.51)	9.18	(8.45)	135,857	.88	1.00	4.79	131
(.46)	10.53	4.99	18,101	.93	.96	4.69	698
(.45)	10.48	4.81	15,119	.92	.96	4.27	270

(.44)	10.84	1.34	1,355,929	.68	.70	3.56	133
(.46)	11.14	13.17	1,339,399	.64	.68	3.86	206
(.55)	10.28	19.21	1,306,502	.56	.70	5.39	154
(.54)	9.16	(8.26)	1,330,676	.66	.69	5.10	131
(.49)	10.51	5.27	1,415,575	.67	.70	4.97	698
(.47)	10.46	4.95	744,559	.70	.73	4.51	270

(.43)	10.97	1.29	2,897,727	.75	.78	3.50	133
(.45)	11.27	13.13	2,536,795	.71	.76	3.77	206
(.54)	10.39	19.12	2,173,609	.67	.78	5.26	154
(.02)	9.24	(7.23)	1,915,099	.69	.82	4.33	131

(.44)	10.85	1.39	2,997,819	.59	.60	3.66	133
(.47)	11.15	13.35	2,946,842	.56	.59	3.97	206
(.55)	10.29	19.13	3,526,522	.52	.60	5.42	154
(.54)	9.16	(8.11)	3,166,974	.55	.66	5.20	131
(.49)	10.51	5.30	134,926	.63	.66	5.01	698
(.48)	10.46	5.03	101,240	.63	.67	4.60	270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	327

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Investment Grade Bond Fund
Class A
April 30, 2011*	22.85	.27	(.18)	.09	(.26)	(.69)	—
October 31, 2010(6)	21.87	.14	1.00	1.14	(.16)	—	—
Class C
April 30, 2011*	22.74	.19	(.18)	.01	(.17)	(.69)	—
October 31, 2010	21.31	.36	1.61	1.97	(.45)	(.09)	—
October 31, 2009	18.68	.67	2.67	3.34	(.71)	—	—
October 31, 2008	20.76	.72	(2.00)	(1.28)	(.80)	—	—
October 31, 2007(3)	20.76	.08	(.08)	—	—	—	—
Class E
April 30, 2011*	22.82	.28	(.18)	.10	(.27)	(.69)	—
October 31, 2010	21.38	.55	1.62	2.17	(.64)	(.09)	—
October 31, 2009	18.70	.84	2.67	3.51	(.83)	—	—
October 31, 2008	20.77	.92	(2.00)	(1.08)	(.99)	—	—
October 31, 2007	20.82	.96	(.02)	.94	(.99)	—	—
October 31, 2006	20.75	.92	.04	.96	(.89)	—	—
Class I
April 30, 2011*	22.83	.31	(.19)	.12	(.29)	(.69)	—
October 31, 2010	21.39	.60	1.62	2.22	(.69)	(.09)	—
October 31, 2009	18.69	.89	2.68	3.57	(.87)	—	—
October 31, 2008	20.76	.97	(2.00)	(1.03)	(1.04)	—	—
October 31, 2007	20.82	1.04	(.06)	.98	(1.04)	—	—
October 31, 2006	20.75	.97	.05	1.02	(.95)	—	—
Class S
April 30, 2011*	22.81	.30	(.17)	.13	(.29)	(.69)	—
October 31, 2010	21.38	.54	1.65	2.19	(.67)	(.09)	—
October 31, 2009	18.69	.86	2.68	3.54	(.85)	—	—
October 31, 2008	20.76	.95	(2.01)	(1.06)	(1.01)	—	—
October 31, 2007(3)	20.75	.01	—	.01	—	—	—
Class Y
April 30, 2011*	22.84	.32	(.18)	.14	(.31)	(.69)	—
October 31, 2010	21.40	.59	1.64	2.23	(.70)	(.09)	—
October 31, 2009	18.70	.90	2.68	3.58	(.88)	—	—
October 31, 2008	20.77	.98	(2.00)	(1.02)	(1.05)	—	—
October 31, 2007	20.83	1.04	(.05)	.99	(1.05)	—	—
October 31, 2006	20.76	.99	.04	1.03	(.96)	—	—

See accompanying notes which are an integral part of the financial statements.

328	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.95)	21.99	.55	1,614	.80	.80	2.53	93
(.16)	22.85	5.20	1,002	.81	.81	1.55	157

(.86)	21.89	.14	32,254	1.55	1.55	1.74	93
(.54)	22.74	9.48	38,798	1.54	1.54	1.66	157
(.71)	21.31	18.25	34,706	1.55	1.55	3.37	87
(.80)	18.68	(6.47)	29,741	1.60	1.63	3.54	105
—	20.76	—	35,689	1.60	1.62	4.21	199

(.96)	21.96	.57	51,201	.71	.80	2.59	93
(.73)	22.82	10.38	54,743	.68	.79	2.50	157
(.83)	21.38	19.38	43,414	.67	.80	4.25	87
(.99)	18.70	(5.57)	48,193	.67	.71	4.48	105
(.99)	20.77	4.64	53,663	.65	.67	4.76	199
(.89)	20.82	4.79	31,504	.64	.67	4.45	125

(.98)	21.97	.69	392,972	.47	.47	2.82	93
(.78)	22.83	10.64	428,647	.44	.46	2.76	157
(.87)	21.39	19.61	392,070	.42	.47	4.49	87
(1.04)	18.69	(5.29)	406,332	.41	.44	4.74	105
(1.04)	20.76	4.85	698,651	.40	.42	4.99	199
(.95)	20.82	5.06	829,914	.40	.42	4.70	125

(.98)	21.96	.66	491,226	.55	.55	2.75	93
(.76)	22.81	10.55	456,448	.54	.54	2.43	157
(.85)	21.38	19.50	125,051	.55	.55	4.37	87
(1.01)	18.69	(5.46)	133,108	.54	.57	4.61	105
—	20.76	.05	226,995	.53	.55	5.30	199

(1.00)	21.98	.70	647,443	.38	.38	2.92	93
(.79)	22.84	10.77	681,001	.36	.36	2.70	157
(.88)	21.40	19.63	364,142	.38	.38	4.55	87
(1.05)	18.70	(5.24)	480,605	.37	.40	4.78	105
(1.05)	20.77	4.90	609,683	.36	.38	5.04	199
(.96)	20.83	5.11	550,383	.35	.38	4.77	125

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	329

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Short Duration Bond Fund
Class A
April 30, 2011*	19.48	.18	(.06)	.12	(.19)	—	—
October 31, 2010	18.86	.43	.73	1.16	(.54)	—	—
October 31, 2009	17.22	.64	1.64	2.28	(.64)	—	—
October 31, 2008	18.81	.74	(1.55)	(.81)	(.78)	—	—
October 31, 2007(2)	18.71	.49	.09	.58	(.48)	—	—
Class C
April 30, 2011*	19.41	.11	(.07)	.04	(.13)	—	—
October 31, 2010	18.79	.28	.74	1.02	(.40)	—	—
October 31, 2009	17.17	.50	1.64	2.14	(.52)	—	—
October 31, 2008	18.76	.60	(1.55)	(.95)	(.64)	—	—
October 31, 2007	18.66	.59	.14	.73	(.63)	—	—
October 31, 2006	18.63	.50	.03	.53	(.50)	—	—
Class E
April 30, 2011*	19.52	.18	(.07)	.11	(.19)	—	—
October 31, 2010	18.89	.43	.73	1.16	(.53)	—	—
October 31, 2009	17.24	.66	1.62	2.28	(.63)	—	—
October 31, 2008	18.82	.74	(1.55)	(.81)	(.77)	—	—
October 31, 2007	18.73	.72	.14	.86	(.77)	—	—
October 31, 2006	18.70	.65	.03	.68	(.65)	—	—
Class S
April 30, 2011*	19.49	.21	(.07)	.14	(.22)	—	—
October 31, 2010	18.86	.47	.74	1.21	(.58)	—	—
October 31, 2009	17.21	.70	1.63	2.33	(.68)	—	—
October 31, 2008	18.79	.79	(1.55)	(.76)	(.82)	—	—
October 31, 2007	18.70	.75	.16	.91	(.82)	—	—
October 31, 2006	18.67	.69	.03	.72	(.69)	—	—
Class Y
April 30, 2011*	19.49	.22	(.07)	.15	(.22)	—	—
October 31, 2010	18.86	.50	.72	1.22	(.60)	—	—
October 31, 2009	17.21	.72	1.63	2.35	(.70)	—	—
October 31, 2008(5)	18.11	.08	(.78)	(.70)	(.20)	—	—

See accompanying notes which are an integral part of the financial statements.

330	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.19)	19.41	.64	27,011	.88	1.01	1.92	148
(.54)	19.48	6.23	25,171	.94	1.02	2.25	195
(.64)	18.86	13.58	13,815	.96	1.04	3.55	217
(.78)	17.22	(4.60)	4,566	.96	.99	3.98	146
(.48)	18.81	3.16	1,363	.92	.93	3.92	173

(.13)	19.32	.23	105,850	1.63	1.76	1.17	148
(.40)	19.41	5.44	109,450	1.69	1.77	1.48	195
(.52)	18.89	12.75	49,381	1.71	1.79	2.82	217
(.64)	17.17	(5.28)	21,508	1.70	1.73	3.23	146
(.63)	18.76	3.98	16,075	1.67	1.68	3.18	173
(.50)	18.66	2.89	21,840	1.65	1.66	2.71	112

(.19)	19.44	.59	21,230	.88	1.01	1.92	148
(.53)	19.52	6.27	26,856	.94	1.02	2.25	195
(.63)	18.89	13.59	17,874	.96	1.04	3.67	217
(.77)	17.24	(4.59)	14,144	.95	.98	3.96	146
(.77)	18.82	4.72	17,092	.92	.93	3.95	173
(.65)	18.73	3.69	26,800	.90	.91	3.49	112

(.22)	19.41	.70	538,030	.63	.76	2.17	148
(.58)	19.49	6.54	545,704	.69	.77	2.48	195
(.68)	18.86	13.84	354,384	.71	.79	3.89	217
(.82)	17.21	(4.30)	233,223	.70	.72	4.20	146
(.82)	18.79	4.99	435,704	.67	.68	4.20	173
(.69)	18.70	3.95	1,106,946	.65	.65	3.73	112

(.22)	19.42	.80	233,493	.53	.58	2.27	148
(.60)	19.49	6.58	224,969	.59	.59	2.60	195
(.70)	18.86	14.00	154,593	.62	.62	4.01	217
(.20)	17.21	(3.88)	111,198	.65	.73	4.28	146

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	331

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Tax Exempt Bond Fund
Class A
April 30, 2011*	22.64	.32	(.56)	(.24)	(.32)	—	—
October 31, 2010(6)	22.31	.27	.29	.56	(.23)	—	—
Class C
April 30, 2011*	22.53	.24	(.55)	(.31)	(.25)	—	—
October 31, 2010	21.87	.51	.66	1.17	(.51)	—	—
October 31, 2009	20.51	.54	1.37	1.91	(.55)	—	—
October 31, 2008	21.31	.55	(.80)	(.25)	(.55)	—	—
October 31, 2007	21.63	.58	(.32)	.26	(.58)	—	—
October 31, 2006	21.45	.57	.17	.74	(.56)	—	—
Class E
April 30, 2011*	22.61	.33	(.57)	(.24)	(.33)	—	—
October 31, 2010	21.94	.68	.67	1.35	(.68)	—	—
October 31, 2009	20.57	.70	1.37	2.07	(.70)	—	—
October 31, 2008	21.38	.72	(.82)	(.10)	(.71)	—	—
October 31, 2007	21.70	.76	(.34)	.42	(.74)	—	—
October 31, 2006	21.52	.73	.17	.90	(.72)	—	—
Class S
April 30, 2011*	22.57	.35	(.56)	(.21)	(.36)	—	—
October 31, 2010	21.91	.73	.66	1.39	(.73)	—	—
October 31, 2009	20.54	.76	1.37	2.13	(.76)	—	—
October 31, 2008	21.36	.77	(.82)	(.05)	(.77)	—	—
October 31, 2007	21.67	.80	(.32)	.48	(.79)	—	—
October 31, 2006	21.49	.79	.16	.95	(.77)	—	—

See accompanying notes which are an integral part of the financial statements.

332	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.32)	22.08	(1.04)	2,444	.85	.85	2.95	14
(.23)	22.64	2.51	1,791	.85	.85	2.85	24

(.25)	21.97	(1.38)	23,389	1.53	1.60	2.26	14
(.51)	22.53	5.43	28,301	1.51	1.59	2.31	24
(.55)	21.87	9.42	24,393	1.50	1.58	2.53	52
(.55)	20.51	(1.25)	16,541	1.54	1.56	2.61	54
(.58)	21.31	1.21	12,722	1.55	1.55	2.72	72
(.56)	21.63	3.50	11,819	1.56	1.56	2.66	63

(.33)	22.04	(1.05)	31,956	.78	.85	3.01	14
(.68)	22.61	6.25	33,042	.76	.84	3.05	24
(.70)	21.94	10.19	23,434	.76	.84	3.29	52
(.71)	20.57	(.46)	18,422	.79	.81	3.37	54
(.74)	21.38	1.96	19,442	.80	.80	3.48	72
(.72)	21.70	4.26	11,805	.80	.81	3.41	63

(.36)	22.00	(.93)	497,883	.53	.60	3.26	14
(.73)	22.57	6.47	492,584	.51	.59	3.30	24
(.76)	21.91	10.48	411,956	.50	.58	3.53	52
(.77)	20.54	(.23)	366,707	.54	.56	3.61	54
(.79)	21.36	2.26	336,275	.55	.55	3.72	72
(.77)	21.67	4.53	274,438	.55	.56	3.66	63

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	333

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Return of Capital
Russell Commodity Strategies Fund
Class A
April 30, 2011*	11.65	(.08)	2.25	2.17	(1.48)	—	(f)	—
October 31, 2010(7)	10.00	(.05)	1.70	1.65	—	—		—
Class C
April 30, 2011*	11.61	(.12)	2.23	2.11	(1.45)	—	(f)	—
October 31, 2010(7)	10.00	(.08)	1.69	1.61	—	—		—
Class E
April 30, 2011*	11.64	(.08)	2.24	2.16	(1.47)	—	(f)	—
October 31, 2010(7)	10.00	(.06)	1.70	1.64	—	—		—
Class S
April 30, 2011*	11.65	(.06)	2.25	2.19	(1.48)	—	(f)	—
October 31, 2010(7)	10.00	(.04)	1.69	1.65	—	—		—
Class Y
April 30, 2011*	11.65	(.06)	2.27	2.21	(1.49)	—	(f)	—
October 31, 2010(7)	10.00	(.04)	1.69	1.65	—	—		—
Russell Global Infrastructure Fund
Class A
April 30, 2011*	10.42	.08	1.05	1.13	(.08)	(.08)		—
October 31, 2010(8)	10.00	— (f)	.42	.42	—	—		—
Class C
April 30, 2011*	10.42	.03	1.06	1.09	(.06)	(.08)		—
October 31, 2010(8)	10.00	(.01)	.43	.42	—	—		—
Class E
April 30, 2011*	10.42	.10	1.03	1.13	(.08)	(.08)		—
October 31, 2010(8)	10.00	— (f)	.42	.42	—	—		—
Class S
April 30, 2011*	10.42	.08	1.07	1.15	(.09)	(.08)		—
October 31, 2010(8)	10.00	— (f)	.42	.42	—	—		—
Class Y
April 30, 2011*	10.42	.09	1.06	1.15	(.09)	(.08)		—
October 31, 2010(8)	10.00	— (f)	.42	.42	—	—		—

See accompanying notes which are an integral part of the financial statements.

334	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(1.48)	12.34	20.30	22,965	1.48	2.03	(1.36)	36
—	11.65	16.50	5,144	1.41	1.91	(1.48)	11

(1.45)	12.27	19.85	13,896	2.23	2.78	(2.11)	36
—	11.61	16.10	3,323	2.16	2.66	(2.23)	11

(1.47)	12.33	20.27	17,998	1.49	2.04	(1.38)	36
—	11.64	16.40	14,962	1.41	1.90	(1.48)	11

(1.48)	12.36	20.51	735,944	1.24	1.78	(1.12)	36
—	11.65	16.50	428,347	1.16	1.66	(1.23)	11

(1.49)	12.37	20.58	598,291	1.07	1.61	(.95)	36
—	11.65	16.50	545,188	.98	1.48	(1.05)	11

(.16)	11.39	11.04	3,376	1.54	1.91	1.45	76
—	10.42	4.20	330	1.69	2.05	(.50)	8

(.14)	11.37	10.59	3,749	2.29	2.66	.59	76
—	10.42	4.20	760	2.44	2.80	(1.27)	8

(.16)	11.39	11.04	15,140	1.54	1.91	1.82	76
—	10.42	4.20	1,015	1.69	2.05	(.16)	8

(.17)	11.40	11.20	441,699	1.30	1.66	1.55	76
—	10.42	4.20	254,350	1.44	1.80	.07	8

(.17)	11.40	11.26	401,521	1.14	1.48	1.67	76
—	10.42	4.20	368,468	1.29	1.63	(.17)	8

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	335

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Global Real Estate Securities Fund
Class A
April 30, 2011*	35.24	.26	2.92	3.18	(.44)	—	—
October 31, 2010	26.38	.90	8.78	9.68	(.82)	—	—
October 31, 2009	26.79	.76	(.44)	.32	(.73)	—	—
October 31, 2008	52.29	.88	(19.82)	(18.94)	(.86)	(5.64)	(.06)
October 31, 2007(2)	57.37	.11	(4.50)	(4.39)	(.69)	—	—
Class C
April 30, 2011*	34.52	.13	2.85	2.98	(.30)	—	—
October 31, 2010	25.85	.64	8.62	9.26	(.59)	—	—
October 31, 2009	26.30	.59	(.47)	.12	(.57)	—	—
October 31, 2008	51.42	.60	(19.49)	(18.89)	(.55)	(5.64)	(.04)
October 31, 2007	56.11	.20	.27	.47	(.34)	(4.82)	—
October 31, 2006	46.08	.22	15.14	15.36	(.35)	(4.98)	—
Class E
April 30, 2011*	35.26	.26	2.92	3.18	(.44)	—	—
October 31, 2010	26.38	.88	8.81	9.69	(.81)	—	—
October 31, 2009	26.84	.73	(.46)	.27	(.73)	—	—
October 31, 2008	52.36	.89	(19.87)	(18.98)	(.84)	(5.64)	(.06)
October 31, 2007	56.95	.62	.28	.90	(.67)	(4.82)	—
October 31, 2006	46.62	.59	15.36	15.95	(.64)	(4.98)	—
Class S
April 30, 2011*	35.77	.31	2.96	3.27	(.48)	—	—
October 31, 2010	26.76	.98	8.93	9.91	(.90)	—	—
October 31, 2009	27.19	.80	(.44)	.36	(.79)	—	—
October 31, 2008	52.94	1.02	(20.12)	(19.10)	(.94)	(5.64)	(.07)
October 31, 2007	57.53	.75	.28	1.03	(.80)	(4.82)	—
October 31, 2006	47.03	.73	15.51	16.24	(.76)	(4.98)	—
Class Y
April 30, 2011*	35.76	.34	2.96	3.30	(.51)	—	—
October 31, 2010	26.75	1.04	8.92	9.96	(.95)	—	—
October 31, 2009	27.19	.86	(.48)	.38	(.82)	—	—
October 31, 2008(5)	38.52	(.32)	(10.79)	(11.11)	(.20)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

336	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.44)	37.98	9.11	30,429	1.36	1.36	1.49	35
(.82)	35.24	37.23	25,564	1.34	1.34	2.83	141
(.73)	26.38	2.10	16,370	1.34	1.34	3.45	118
(6.56)	26.79	(39.97)	15,978	1.34	1.34	2.30	66
(.69)	52.29	(7.70)	7,868	1.32	1.33	.35	70

(.30)	37.20	8.70	53,395	2.11	2.11	.72	35
(.59)	34.52	36.24	53,155	2.09	2.09	2.08	141
(.57)	25.85	1.21	45,163	2.09	2.09	2.74	118
(6.23)	26.30	(40.42)	51,273	2.09	2.09	1.56	66
(5.16)	51.42	.56	98,745	2.07	2.08	.38	70
(5.33)	56.11	36.63	110,287	2.07	2.08	.45	49

(.44)	38.00	9.10	42,328	1.36	1.36	1.48	35
(.81)	35.26	37.22	38,484	1.34	1.34	2.79	141
(.73)	26.38	1.95	36,262	1.34	1.34	3.32	118
(6.54)	26.84	(39.99)	32,758	1.34	1.34	2.29	66
(5.49)	52.36	1.33	51,299	1.32	1.33	1.13	70
(5.62)	56.95	37.65	59,768	1.32	1.32	1.19	49

(.48)	38.56	9.24	1,295,227	1.11	1.11	1.73	35
(.90)	35.77	37.58	1,168,039	1.09	1.09	3.08	141
(.79)	26.76	2.26	1,013,787	1.09	1.09	3.59	118
(6.65)	27.19	(39.83)	884,480	1.09	1.09	2.57	66
(5.62)	52.94	1.57	2,126,802	1.07	1.08	1.38	70
(5.74)	57.53	38.04	1,903,365	1.07	1.07	1.46	49

(.51)	38.55	9.34	443,198	.93	.93	1.91	35
(.95)	35.76	37.83	399,759	.91	.91	3.28	141
(.82)	26.75	2.40	551,981	.91	.91	3.86	118
(.22)	27.19	(28.98)	470,552	1.01	1.01	(10.48)	66

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	337

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Money Market Fund
Class A
April 30, 2011*	1.0000	—	(f)	— (f)	—	(f)	— (f)	—	—
October 31, 2010	1.0000	.0005		(.0005)	—		— (f)	—	—
October 31, 2009	1.0000	.0052		(.0010)	.0042		(.0042)	—	—
October 31, 2008	1.0000	.0324		.0016	.0340		(.0340)	—	—
October 31, 2007	1.0000	.0517		—	.0517		(.0517)	—	—
October 31, 2006	1.0000	.0464		—	.0464		(.0464)	—	—
Class S
April 30, 2011*	1.0000	—	(f)	— (f)	—	(f)	— (f)	—	—
October 31, 2010	1.0000	.0005		(.0005)	—		— (f)	—	—
October 31, 2009	1.0000	.0053		(.0004)	.0049		(.0049)	—	—
October 31, 2008	1.0000	.0344		.0007	.0351		(.0351)	—	—
October 31, 2007	1.0000	.0527		—	.0527		(.0527)	—	—
October 31, 2006	1.0000	.0474		—	.0474		(.0474)	—	—

See accompanying notes which are an integral part of the financial statements.

338	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)		% Ratio of Expenses to Average Net Assets, Gross(e)		% Ratio of Net Investment Income to Average Net Assets(d)(e)		% Portfolio Turnover Rate(b)

— (f)	1.0000	.09		60,592	.17		.51		—	(f)	—
— (f)	1.0000	.08	(h)	78,133	.12	(h)	.44	(h)	.05	(h)	—
(.0042)	1.0000	.42		166,150	.31		.63		.52		—
(.0340)	1.0000	3.45		415,233	.26		.42		3.24		—
(.0517)	1.0000	5.30		291,636	.25		.40		5.18		—
(.0464)	1.0000	4.74		76,031	.25		.40		4.82		—

— (f)	1.0000	.09		196,103	.17		.51		—	(f)	—
— (f)	1.0000	.08	(h)	260,604	.12	(h)	.44	(h)	.05	(h)	—
(.0049)	1.0000	.49		2,411,490	.23		.55		.53		—
(.0351)	1.0000	3.56		4,874,243	.16		.32		3.44		—
(.0527)	1.0000	5.40		5,429,652	.15		.30		5.27		—
(.0474)	1.0000	4.84		4,166,051	.15		.30		4.78		—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	339

Russell Investment Company

Russell Funds

Notes to Financial Highlights — April 30, 2011 (Unaudited)

*	For the period ended April 30, 2011 (Unaudited)
(1)	For the period February 28, 2007 (date of first issue) to October 31, 2007.
(2)	For the period March 1, 2007 (date of first issue) to October 31, 2007.
(3)	For the period October 22, 2007 (date of first issue) to October 31, 2007.
(4)	For the period September 2, 2008 (date of first issue) to October 31, 2008.
(5)	For the period September 26, 2008 (date of first issue) to October 31, 2008.
(6)	For the period June 1, 2010 (date of first issue) to October 31, 2010.
(7)	For the period June 30, 2010 (date of first issue) to October 31, 2010.
(8)	For the period October 1, 2010 (date of first issue) to October 31, 2010.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”) and/or RFSC (“Russell Fund Services Company”), and for certain funds, custody credit arrangements.
(e)	The ratios for periods less than one year are annualized.
(f)	Less than $.01 per share.
(g)	For the Russell U.S. Quantitative Equity Fund, the respective annualized net expense ratios, not including the dividend and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2011*	1.07%	1.82%	0.97%	0.74%	0.82%	0.65%
October 31, 2010	1.06%	1.81%	0.95%	0.71%	0.81%	0.64%
October 31, 2009	1.07%	1.81%	0.94%	0.69%	0.82%	0.64%
October 31, 2008	1.09%	1.84%	0.94%	0.71%	0.83%	0.65%
October 31, 2007	n/a	n/a	0.93%	0.68%	n/a	0.64%
October 31, 2006	n/a	n/a	0.93%	0.69%	n/a	0.63%

(h)	For fiscal year 2010, expenses on the Russell Money Market Fund were over accrued on several categories. Adjustments to these estimates have been made and are reflected in this presentation. If adjustments had not been made, the expense ratios would have been higher and the net investment income and the total return would have been lower. Additionally, the Fund’s total return reflects a voluntary payment from an affiliate for realized losses. Excluding this reimbursement the Fund’s total return would have been 0.22% lower.

See accompanying notes which are an integral part of the financial statements.

340	Notes to Financial Highlights

Russell Investment Company

Russell Funds

Notes to Financial Statements — April 30, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on 19 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell Money Market Fund Securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such money market fund securities or short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of

Notes to Financial Statements	341

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the

342	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update clarifying existing disclosure and requiring additional disclosure related to fair value measurements and disclosures. Effective for interim and annual reporting periods beginning after December 15, 2009, a reporting entity should disclose separately the amounts of transfers in and out of Levels 1, 2 and 3 fair value measurements and describe the reasons for the transfers, provide fair value measurement disclosures for each class of assets and liabilities and provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non recurring fair value measurements that fall in either Level 2 or Level 3. The Funds will recognize transfers between levels as of the end of the reporting period. There were no significant transfers between the Levels as of April 30, 2011.

Investment Transactions

Investment transactions are reflected as of trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derives at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (the “IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under sub-chapter M of the Code. As such, the Russell Commodity Strategies Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income. In a subsequent revenue ruling, the IRS concluded that income from alternative investment instruments that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued private letter rulings in which they specifically concluded that income derived from an investment in a wholly-owned subsidiary will constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps. Based on the reasoning in such rulings, the Russell Commodity Strategies Fund intends to seek to gain exposure to the commodity markets primarily through investments in the Russell Cayman Commodity Strategies Fund Ltd.

Each Fund files a U.S. tax return. At April 30, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2008 through October 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	343

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Monthly	Russell Money Market Fund

Monthly	Early in the following month	Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Tax Exempt Bond Funds

Quarterly	April, July, October and December	Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Value, Global Infrastructure and Russell Global Real Estate Securities Funds

Annually	Mid-December	Russell U.S. Growth, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Global Opportunistic Credit and Russell Commodity Strategies Funds

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”) or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the

344	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Opportunistic Credit, Russell Global Infrastructure and Russell Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2011. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

	Deferred Tax Liability	Capital Gains Taxes
Russell International Developed Markets Fund	$98,031	$95,949
Russell Global Equity Fund	66,637	361,192
Russell Emerging Markets Fund	2,050,503	355,932
Russell Global Infrastructure Fund	1,000	—
Russell Global Real Estate Securities Fund	46,364	—

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund, Russell Global Real Estate Securities Fund and Russell Money Market Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended April 30, 2011.

The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of Operations, for the period ended April 30, 2011, if applicable, are disclosed in the Fair Value of Derivative Instruments presentation following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

Notes to Financial Statements	345

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

For the period ended April 30, 2011, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets	Return enhancement hedging, exposing cash reserves to markets and trade settlement
Russell Global Equity	Exposing cash reserves to markets and trade settlement
Russell Emerging Markets	Exposing cash reserves to markets and trade settlement
Russell Global Opportunistic Fund	Return enhancement and hedging
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging
Russell Commodity Strategies	Return enhancement
Russell Global Infrastructure	Exposing cash reserves to market and trade settlement
Russell Global Real Estate Securities	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in a Fund’s Statement of Assets and Liabilities.

For the period ended April 30, 2011, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase

346	Notes to Financial Statements

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Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2011, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity	Exposing cash reserves to markets
Russell U.S. Quantitative Equity	Exposing cash reserves to markets
Russell U.S. Growth	Exposing cash reserves to markets
Russell U.S. Value	Exposing cash reserves to markets
Russell U.S. Small & Mid Cap	Exposing cash reserves to markets
Russell International Developed Markets	Return enhancement and exposing cash reserves to markets
Russell Global Equity	Exposing cash reserves to markets
Russell Emerging Markets	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap	Exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap	Exposing cash reserves to markets
Russell Global Opportunistic Fund	Return enhancement, hedging and exposing cash reserves to markets
Russell Strategic Bond	Return enhancement, hedging, and exposing cash reserves to markets
Russell Investment Grade Bond	Return enhancement, hedging, and exposing cash reserves to markets
Russell Short Duration Bond	Return enhancement, hedging, and exposing cash reserves to markets
Russell Commodity Strategies	Return enhancement

As of April 30, 2011, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker

Russell U.S. Core Equity Fund	$20,000,000	$—
Russell U.S. Quantitative Equity Fund	7,500,000	—
Russell U.S. Growth Fund	$540,000	$—
Russell U.S. Value Fund	$675,000	$—
Russell U.S. Small & Mid Cap Fund	$5,800,000	$—
Russell International Developed Markets Fund	$55,318,219	$350,000
Russell Global Equity Fund	$11,900,000	$—
Russell Strategic Bond Fund	$3,522,000	$—
Russell Investment Grade Bond Fund	$615,000	$—
Russell Short Duration Bond Fund	$209,000	$—
Russell Emerging Markets Fund	$9,300,000	$—
Russell Tax-Managed U.S. Large Cap Fund	$1,805,000	$—
Russell Tax-Managed U.S. Mid & Small Cap Fund	$660,000	$—
Russell Investment Grade Bond Fund	$615,000	$—
Russell Global Infrastructure Fund	$2,700,000	$—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, commodity-linked (Russell Commodity Strategies Fund only), index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

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The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of April 30, 2011, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell Emerging Markets Fund	$8,000,000	$—
Russell Global Opportunistic Credit Fund	512,000	960,000
Russell Strategic Bond Fund	9,553,976	12,089,221
Russell Investment Grade Bond Fund	1,669,000	1,170,000
Russell Short Duration Bond Fund	—	1,650,000
Russell Commodity Strategies Fund	1,540,000	—

Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a fixed income fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the

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issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2011 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A fixed income fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a fixed income fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a fixed income fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income fund.

If the creditworthiness of a fixed income fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income fund. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

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For the period ended April 30, 2011, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Fund	Return enhancement and hedging
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended April 30, 2011, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Fund	Return enhancement and hedging
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2011, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets	Exposing cash reserves to markets
Russell Global Opportunistic	Exposing cash reserves to markets
Russell Investment Grade Bond	Return enhancement
Russell Commodity Strategies	Return enhancement and gain exposure to the commodity futures markets

Commodity-Linked Derivatives

The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. For the period ended April 30, 2011, the Russell Commodity Strategies Fund entered into commodity-linked swaps primarily for exposure to the commodities markets.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the

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Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of April 30, 2011, the Funds had no unfunded loan commitments.

Participation Notes

The Russell Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit linked Notes

The Russell Global Opportunistic Credit Fund may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in

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connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of April 30, 2011, $1,190,932,556 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States’ markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor a Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A-paper (“Alt-A loans”)) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to agency mortgages, private non-agency mortgages (including those secured by subprime and Alt-A loans) and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer

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higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

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Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of April 30, 2011, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker
Russell Strategic Bond Fund	1,670,000
Russell Investment Grade Bond Fund	420,000

Inflation-Indexed Bonds

Fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

354	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers securities.

RIMCo or the Funds’ money managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ money managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman Brothers entities’ bankruptcy cases set a filing deadline for those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims. The Lehman Brothers Holdings, Inc. and Lehman Brothers Special Financing, Inc. court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). The Lehman Brothers International (Europe) court set filing deadline of December 31, 2012. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman Brothers entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc., and its parent company Lehman Brothers Holdings Inc. and for securities positions facing Lehman Brothers Inc.

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd.

Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 5, 2010 and is currently a wholly-owned subsidiary of the Russell Commodity Strategy Fund (the “Fund”), both of which are advised by RIMCo. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2011, net assets of the Fund were $1,389,093,810, of which $293,951,251, or approximately 21%, represented the Fund’s ownership of the shares of the Subsidiary. The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The Russell Commodity Strategies Fund’s Schedule of Investments has been consolidated and includes the accounts of both the Russell Commodity Strategies Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4.	Investment Transactions

Securities

During the period ended April 30, 2011, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell U.S. Core Equity Fund	$1,706,005,196	$1,876,513,107
Russell U.S. Quantitative Equity Fund	2,268,684,682	2,596,416,979
Russell U.S. Growth Fund	74,722,178	83,948,845
Russell U.S. Value Fund	87,864,418	100,201,925
Russell U.S. Small & Mid Cap Fund	680,460,140	802,676,110
Russell International Developed Markets Fund	1,592,681,970	1,633,741,771
Russell Global Equity Fund	1,267,751,322	978,222,555
Russell Emerging Markets Fund	815,126,383	638,435,331
Russell Tax-Managed U.S. Large Cap Fund	127,553,948	145,501,328
Russell Tax-Managed U.S. Mid & Small Cap Fund	32,252,774	44,787,410
Russell Global Opportunistic Credit Fund	448,025,072	276,886,228
Russell Strategic Bond Fund	9,529,803,349	9,325,026,182
Russell Investment Grade Bond Fund	1,512,738,675	1,679,870,048
Russell Short Duration Bond Fund	327,778,340	233,547,198
Russell Tax Exempt Bond Fund	82,395,023	75,530,178
Russell Commodity Strategies Fund	—	—
Russell Global Infrastructure Fund	689,378,154	522,702,471
Russell Global Real Estate Securities Fund	626,942,145	588,623,140

Notes to Financial Statements	355

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell Strategic Bond Fund	$7,358,973,026	$7,346,776,138
Russell Investment Grade Bond Fund	1,334,780,635	1,464,106,209
Russell Short Duration Bond Fund	805,092,926	919,948,707
Russell Commodity Strategies Fund	701,199,386	374,098,786

Written Options Contracts

Transactions in written options contracts for the period ended April 30, 2011 for the following Funds were as follows:

	Russell Strategic Bond Fund
	Number of Contracts	Premiums Received

Outstanding October 31, 2010	351	$11,543,072
Opened	1,384	11,457,390
Closed	(506)	(12,705,152)
Expired	(533)	(2,715,056)

Outstanding April 30, 2011	696	$7,580,254

	Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2010	451	$1,827,938	53	$1,269,438
Opened	876	923,204	543	908,036
Closed	(481)	(358,798)	(237)	(110,034)
Expired	(460)	(574,699)	(37)	(362,222)

Outstanding April 30, 2011	386	$1,817,645	322	$1,705,218

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT, realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIC Liquidating Trust, an unregistered fund managed by State Street.

356	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

As of April 30, 2011, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Equity Fund	$3,105,891	Pool of US Government Securities
Russell U.S. Growth Fund	—	Pool of US Government Securities
Russell U.S. Value Fund	181,952	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	5,259,058	Pool of US Government Securities
Russell International Developed Markets Fund	9,527,685	Pool of US Government Securities
Russell Global Equity Fund	16,649,310	Pool of US Government Securities
Russell Emerging Markets Fund	10,776,951	Pool of US Government Securities
Russell Tax-Managed U.S. Large Cap Fund	2,144,277	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	203,531	Pool of US Government Securities
Russell Strategic Bond Fund	105,468,483	Pool of US Government Securities
Russell Investment Grade Bond Fund	43,235,890	Pool of US Government Securities
Russell Global Real Estate Securities Fund	14,526	Pool of US Government Securities

Custodian

The Funds have entered into arrangements with their custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended April 30, 2011, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statements of Operations:

Amount Paid

Russell U.S. Core Equity Fund	$23
Russell U.S. Quantitative Equity Fund	37
Russell U.S. Growth Fund	2
Russell U.S. Value Fund	2
Russell U.S. Small & Mid Cap Fund	16
Russell International Developed Markets Fund	163
Russell Global Equity Fund	209
Russell Emerging Markets Fund	256
Russell Tax-Managed U.S. Large Cap Fund	11
Russell Tax-Managed U.S. Mid & Small Cap Fund	3
Russell Global Opportunistic Credit Fund	281
Russell Strategic Bond Fund	4,177
Russell Investment Grade Bond Fund	899
Russell Short Duration Bond Fund	288
Russell Tax Exempt Bond Fund	22
Russell Commodity Strategies Fund	18
Russell Global Infrastructure Fund	13
Russell Global Real Estate Securities Fund	20

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, division of BNY ConvergeEX Execution Solutions LLC (“BNY”) and its global network of correspondent brokers. BNY is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through BNY and its correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through BNY and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through BNY based upon asset class, investment style and other factors. Brokerage and research services provided to RIMCo by BNY or other brokers include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or services (3) that are required in connection therewith. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC

Notes to Financial Statements	357

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by other non– affiliated brokers.

BNY may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through BNY and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Money Commission once RIMCo’s research budget has been met, as determined annually in the Soft Money Commission budgeting process.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the adviser.

5.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of April 30, 2011, the Funds have invested $2,873,177,326 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $31,902,018 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
Funds	Adviser	Administrator
Russell U.S. Core Equity	0.55%	.05%
Russell U.S. Quantitative Equity	0.55	.05
Russell U.S. Growth	0.80	.05
Russell U.S. Value	0.70	.05
Russell U.S. Small & Mid Cap	0.70	.05
Russell International Developed Markets	0.70	.05
Russell Global Equity	0.95	.05
Russell Emerging Markets	1.15	.05
Russell Tax-Managed U.S. Large Cap	0.70	.05
Russell Tax-Managed U.S. Mid & Small Cap	0.98	.05
Russell Global Opportunistic Credit	1.00	.05
Russell Strategic Bond	0.50	.05
Russell Investment Grade Bond	0.25	.05
Russell Short Duration Bond	0.45	.05
Russell Tax Exempt Bond	0.30	.05
Russell Commodity Strategies	0.25	.05
Russell Global Infrastructure Fund	1.25	.05
Russell Global Real Estate Securities	0.80	.05
Russell Money Market	0.20	.05

358	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2011.

	Advisory	Administrative
Russell U.S. Core Equity Fund	$11,316,811	$1,028,801
Russell U.S. Quantitative Equity Fund	8,261,979	751,089
Russell U.S. Growth Fund	367,860	22,991
Russell U.S. Value Fund	446,073	31,862
Russell U.S. Small & Mid Cap Fund	5,573,341	398,096
Russell International Developed Markets Fund	17,388,198	1,242,014
Russell Global Equity Fund	12,610,395	663,705
Russell Emerging Markets Fund	10,351,174	450,051
Russell Tax-Managed U.S. Large Cap Fund	1,459,929	104,281
Russell Tax-Managed U.S. Mid & Small Cap Fund	781,760	39,886
Russell Global Opportunistic Credit Fund	3,397,873	169,894
Russell Strategic Bond Fund	18,052,271	1,805,227
Russell Investment Grade Bond Fund	1,991,467	398,293
Russell Short Duration Bond Fund	2,056,425	228,592
Russell Tax Exempt Bond Fund	806,060	134,343
Russell Commodity Strategies Fund	8,802,305	352,092
Russell Global Infrastructure Fund	4,447,511	177,900
Russell Global Real Estate Securities Fund	6,844,725	427,795
Russell Money Market Fund	290,862	72,715

For the Russell U.S. Growth Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Growth Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses. The total amount of the waiver for the period ended April 30, 2011 was $78,135. There were no reimbursements for the period ended April 30, 2011.

For the Russell Tax-Managed U.S. Mid & Small Cap Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Tax-Managed U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses. The total amount of the waiver for the period ended April 30, 2011 was $51,138. There were no reimbursements for the period ended April 30, 2011.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2011 was $951,405.

For the Russell Strategic Bond Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2011 was $361,045.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2011 was $228,492.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2011 was $3,208,528.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2011 was $1,209,723.

For the Russell Money Market Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2011 was $1,209,723.

Notes to Financial Statements	359

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

For the Russell Money Market Fund, RIMCo has contractually agreed, at least until February 29, 2012, to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2011 was $218,146.

To maintain certain net yields for any Class of Shares of the Russell Money Market Fund, RIMCo may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, to the extent necessary, the Fund’s Transfer Agency Fee; (ii) second, to the extent necessary, the Fund’s Advisory Fee; and (iii) third, to the extent necessary, the Fund’s Administrative Fee; each waiver, reduction or reimbursement in an amount and for a period of time as determined by RIMCo.

RIMCo may recoup from the Russell Money Market Fund any portion of the Transfer Agency, Advisory or Administrative Fee waived, reduced or reimbursed (the “Reimbursement Amount”) pursuant to these arrangements during the previous 36 months, provided that such amount paid to RIMCo will not: 1) exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to RIMCo; or 4) cause any class of the Fund to maintain a net negative yield. There is no guarantee that the Fund will maintain a positive net yield. As of April 30, 2011, the amount available for recoupment was $24,168.

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods except the recoupment referenced above.

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2011 were as follows:

Amount

Russell U.S. Core Equity Fund	$2,056,269
Russell U.S. Quantitative Equity Fund	1,396,981
Russell U.S. Growth Fund	62,882
Russell U.S. Value Fund	96,810
Russell U.S. Small & Mid Cap Fund	851,558
Russell International Developed Markets Fund	2,331,590
Russell Global Equity Fund	1,218,075
Russell Emerging Markets Fund	1,161,472
Russell Tax-Managed U.S. Large Cap Fund	375,410
Russell Tax-Managed U.S. Mid & Small Cap Fund	143,589
Russell Global Opportunistic Credit Fund	283,288
Russell Strategic Bond Fund	3,389,791
Russell Investment Grade Bond Fund	706,370
Russell Short Duration Bond Fund	623,935
Russell Tax Exempt Bond Fund	483,636
Russell Commodity Strategies Fund	565,885
Russell Global Infrastructure Fund	311,455
Russell Global Real Estate Securities Fund	1,179,319
Russell Money Market Fund	261,775

360	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

RFSC had contractually agreed to waive, through February 28, 2011, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers
Russell U.S. Core Equity-Class E	0.10%
Russell U.S. Quantitative Equity-Class E	0.10
Russell U.S. Growth-Class I	0.05
Russell U.S. Small & Mid Cap-Class E	0.10
Russell International Developed Markets-Class E	0.10
Russell Tax-Managed U.S. Large Cap-Class C, E & S	0.08
Russell Tax-Managed U.S. Mid & Small Cap-Class C, E & S	0.03
Russell Global Opportunistic Credit Fund-Class A, C, E & S	0.09	*
Russell Strategic Bond-Class A, C & S	0.02
Russell Strategic Bond-Class E	0.10
Russell Investment Grade Bond-Class E	0.10
Russell Short Duration Bond-Class A, C, E & S	0.08
Russell Tax Exempt Bond-Class C, E & S	0.08
Russell Global Infrastructure Fund-Class A, C, E & S	0.02	*
Russell Money Market-Class A	0.01
Russell Money Market-Class S	0.12

*	RFSC has contractually agreed to waive at least through February 29, 2012.

Effective March 1, 2011, RFSC has contractually agreed to waive, at least through February 29, 2012, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers
Russell U.S. Core Equity-Class E	0.07%
Russell U.S. Quantitative Equity-Class E	0.07
Russell U.S. Growth-Class I	0.05
Russell U.S. Small & Mid Cap-Class E	0.07
Russell International Developed Markets-Class E	0.07
Russell Tax-Managed U.S. Large Cap-Class C, E & S	0.04
Russell Tax-Managed U.S. Mid & Small Cap-Class C, E & S	0.03
Russell Global Opportunistic Credit Fund-Class A, C, E & S	0.09
Russell Strategic Bond-Class A, C & S	0.02
Russell Strategic Bond-Class E	0.07
Russell Investment Grade Bond-Class E	0.07
Russell Short Duration Bond-Class A, C, E & S	0.08
Russell Tax Exempt Bond-Class C, E & S	0.04
Russell Global Infrastructure Fund-Class A, C, E & S	0.02
Russell Money Market-Class A	0.01
Russell Money Market-Class S	0.12

For the period ended April 30, 2011, the total transfer agent fee waivers are as follows:

Amount

Russell U.S. Core Equity Fund	$40,225
Russell U.S. Quantitative Equity Fund	29,201
Russell U.S. Growth Fund	12,329
Russell U.S. Small & Mid Cap Fund	13,884
Russell International Developed Markets Fund	43,160
Russell Tax-Managed U.S. Large Cap Fund	137,767
Russell Tax-Managed U.S. Mid & Small Cap Fund	23,870
Russell Global Opportunistic Credit Fund	137,531
Russell Strategic Bond Fund	349,898
Russell Investment Grade Bond Fund	22,323
Russell Short Duration Bond Fund	274,692
Russell Tax Exempt Bond Fund	177,893
Russell Global Infrastructure Fund	33,690
Russell Money Market Fund	247,232

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, serves as a distributor for RIC, pursuant to the distribution agreement with the Investment Company.

Notes to Financial Statements	361

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the distribution plan. With the exception of the Russell Money Market Fund, the 12b-1 distribution payments shall not exceed 0.25% or 0.75% of the average daily net assets of a Fund’s Class A or Class C shares, respectively, on an annual basis. The 12b-1 distribution payments shall not exceed 0.15% of the Russell Money Market Fund’s average daily net assets of the Fund’s Class A shares on an annual basis.

To maintain a certain net yield for Class A shares of the Russell Money Market Fund, payments of the 12b-1 distribution fees on these shares have been temporarily suspended through September 30, 2011.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.

For the period ended April 30, 2011, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Russell International Developed Markets Fund	$941
Russell Emerging Markets Fund	24
Russell Tax-Managed U.S. Large Cap Fund	(172)
Russell Investment Grade Bond Fund	2,264

For the period ended April 30, 2011, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

	Aggregate Font-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Russell U.S. Core Equity Fund	$44,498	$7,892
Russell U.S. Quantitative Equity Fund	22,565	4,150
Russell U.S. Small & Mid Cap Fund	34,422	5,964
Russell International Developed Markets Fund	32,541	5,872
Russell Global Equity Fund	20,682	3,911
Russell Emerging Markets Fund	53,371	8,134
Russell Tax-Managed U.S. Large Cap Fund	11,853	2,164
Russell Tax-Managed U.S. Mid & Small Cap Fund	3,888	758
Russell Global Opportunistic Credit Fund	11,174	2,300
Russell Strategic Bond Fund	62,294	12,341
Russell Investment Grade Bond Fund	5,805	1,186
Russell Short Duration Bond Fund	18,878	3,827
Russell Tax Exempt Bond Fund	8,957	1,837
Russell Commodity Strategies Fund	255,732	38,150
Russell Global Infrastructure Fund	74,617	12,308
Russell Global Real Estate Securities Fund	78,763	13,294

362	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates as of April 30, 2011 were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund

Advisory fees	$1,955,973	$1,405,295	$69,227	$74,978	$954,580
Administration fees	177,815	127,754	3,853	5,356	68,184
Distribution fees	54,409	42,839	3,688	6,494	26,005
Shareholder servicing fees	32,676	24,195	2,122	2,760	13,547
Transfer agent fees	350,540	239,921	8,452	16,461	145,876
Trustee fees	7,222	5,720	150	230	2,549

	$2,578,635	$1,845,724	$87,492	$106,279	$1,210,741

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund
Advisory fees	$3,027,847	$2,246,150	$1,890,382	$250,834	$112,519
Administration fees	216,275	118,218	82,190	17,917	6,873
Distribution fees	49,141	11,849	34,356	7,366	5,115
Shareholder servicing fees	34,976	13,279	20,242	6,336	2,422
Transfer agent fees	406,830	222,425	213,514	50,226	20,604
Trustee fees	7,676	3,481	2,472	637	248

	$3,742,745	$2,615,402	$2,243,156	$333,316	$147,781

	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund
Advisory fees	$408,759	$3,007,157	$331,736	$304,741	$134,799
Administration fees	29,010	306,853	66,347	38,092	22,466
Distribution fees	1,582	80,800	20,588	71,216	15,298
Shareholder servicing fees	3,263	52,622	16,938	25,929	11,344
Transfer agent fees	27,580	532,844	116,718	58,583	63,475
Trustee fees	314	12,507	2,678	1,389	878

	$470,508	$3,992,783	$555,005	$499,950	$248,260

		Russell Commodity Strategies Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund	Russell Money Market Fund

Advisory fees		$1,084,614	$574,966	$1,181,728	$325,678
Administration fees		56,963	32,133	73,858	10,920
Distribution fees		12,252	2,619	38,064	6,336
Shareholder servicing fees		6,207	3,609	19,020	—
Transfer agent fees		109,547	57,193	204,566	2,227
Trustee fees		48,522	320	3,002	—

		$1,318,105	$670,840	$1,520,238	$345,161

Notes to Financial Statements	363

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Affiliated Brokerage Commissions

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 40 Funds, and RIF, which has 10 Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000.

6.	Federal Income Taxes

At October 31, 2010, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	10/31/14	10/31/15	10/31/16	10/31/17

Russell U.S. Core Equity	$—	$—	$230,242,392	$876,346,251
Russell U.S. Quantitative Equity	—	18,155,679	165,226,628	1,029,221,632
Russell U.S. Growth	—	—	12,381,393	24,407,884
Russell U.S. Value	—	—	61,823,051	60,819,183
Russell U.S. Small & Mid Cap	—	—	143,044,500	369,271,331
Russell International Developed Markets	—	67,525,118	404,357,668	790,159,939
Russell Global Equity	—	—	121,490,900	223,408,748
Russell Emerging Markets	—	—	—	19,382,970
Russell Tax-Managed U.S. Large Cap	—	—	50,755,137	43,361,512
Russell Tax-Managed U.S. Mid & Small Cap	—	—	242,078	22,556,045
Russell Global Credit Strategies	—	—	—	—
Russell Strategic Bond	—	—	—	—
Russell Investment Grade Bond	—	—	—	—
Russell Short Duration Bond	—	—	—	5,621,939
Russell Tax Exempt Bond	295,599	1,197,042	4,001,028	—
Russell Commodity Strategies Fund	—	—	—	—
Russell Global Infrastructure Fund	—	—	—	55,342,427
Russell Global Real Estate Securities	—	—	—	—
Russell Money Market	—	—	—	—

364	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Funds	10/31/18	Totals

Russell U.S. Core Equity	$—	$1,106,588,643
Russell U.S. Quantitative Equity	—	1,212,603,939
Russell U.S. Growth	—	36,789,277
Russell U.S. Value	—	122,642,234
Russell U.S. Small & Mid Cap	—	512,315,831
Russell International Developed Markets	51,698,537	1,313,741,262
Russell Global Equity	—	344,899,648
Russell Emerging Markets	—	19,382,970
Russell Tax-Managed U.S. Large Cap	—	94,116,649
Russell Tax-Managed U.S. Mid & Small Cap	—	22,798,123
Russell Global Credit Strategies	—	—
Russell Strategic Bond	—	—
Russell Investment Grade Bond	—	—
Russell Short Duration Bond	—	5,621,939
Russell Tax Exempt Bond	—	5,493,669
Russell Commodity Strategies Fund	—	—
Russell Global Infrastructure Fund	—	55,342,427
Russell Global Real Estate Securities	—	—
Russell Money Market	—	—

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	U.S. Core Equity	U.S. Quantitative Equity	U.S. Growth	U.S. Value

Cost of Investments	$3,833,970,708	$2,931,107,545	$84,983,314	$121,875,355

Unrealized Appreciation	$798,735,385	$544,057,911	$18,534,019	$17,575,745
Unrealized Depreciation	(41,387,788)	(27,347,677)	(577,027)	(1,057,197)

Net Unrealized Appreciation (Depreciation)	$757,347,597	$516,710,234	$17,956,992	$16,518,548

	U.S. Small & Mid Cap	International Developed Markets	Global Equity	Emerging Markets

Cost of Investments	$1,331,393,189	$5,116,533,761	$2,668,582,538	$1,598,823,251

Unrealized Appreciation	$418,122,508	$919,450,640	$497,787,842	$488,459,448
Unrealized Depreciation	(16,983,305)	(64,078,928)	(21,588,025)	(22,055,401)

Net Unrealized Appreciation (Depreciation)	$401,139,203	$855,371,712	$476,199,816	$466,404,047

	Tax-Managed U.S. Large Cap	Tax-Managed U.S. Mid & Small Cap	Global Opportunistic Credit	Strategic Bond	Investment Grade Bond

Cost of Investments	$366,255,356	$143,709,258	$737,279,961	$8,625,539,729	$1,879,636,323

Unrealized Appreciation	$109,705,014	$55,847,547	$18,098,294	$275,128,396	$51,899,560
Unrealized Depreciation	(5,582,498)	(2,482,934)	(4,771,899)	(178,299,239)	(27,513,376)

Net Unrealized Appreciation (Depreciation)	$104,122,516	$53,364,613	$13,326,395	$96,829,157	$24,386,184

	Short Duration Bond	Tax Exempt Bond	Commodity Strategies	Global Infrastructure	Global Real Estate Securities
Cost of Investments	$949,316,282	$531,953,436	$1,325,827,722	$776,551,524	$1,693,008,284

Unrealized Appreciation	$20,447,813	$17,616,809	$286,221	$82,633,027	$333,409,870
Unrealized Depreciation	(5,211,011)	(2,491,775)	(15,841)	(7,581,503)	(14,410,855)

Net Unrealized Appreciation (Depreciation)	$15,236,802	$15,125,034	$270,380	$75,051,524	$318,999,015

Notes to Financial Statements	365

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2011 and October 31, 2010 were as follows:

	2011		2010
Russell U.S. Core Equity Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	191	$5,458	260	$6,360
Proceeds from reinvestment of distributions	2	65	5	120
Payments for shares redeemed	(114)	(3,228)	(204)	(5,034)

Net increase (decrease)	79	2,295	61	1,446

Class C
Proceeds from shares sold	84	2,374	261	6,379
Proceeds from reinvestment of distributions	2	45	—	6
Payments for shares redeemed	(435)	(12,305)	(930)	(22,712)

Net increase (decrease)	(349)	(9,886)	(669)	(16,327)

Class E
Proceeds from shares sold	389	11,026	514	12,621
Proceeds from reinvestment of distributions	8	232	21	516
Payments for shares redeemed	(1,075)	(30,567)	(1,287)	(31,811)

Net increase (decrease)	(678)	(19,309)	(752)	(18,674)

Class I
Proceeds from shares sold	3,071	87,108	14,863	364,811
Proceeds from reinvestment of distributions	132	3,689	313	7,551
Payments for shares redeemed	(6,043)	(170,700)	(13,559)	(331,712)

Net increase (decrease)	(2,840)	(79,903)	1,617	40,650

Class S
Proceeds from shares sold	8,298	235,928	20,436	504,736
Proceeds from reinvestment of distributions	188	5,291	466	11,228
Payments for shares redeemed	(6,548)	(185,145)	(30,745)	(757,351)

Net increase (decrease)	1,938	56,074	(9,843)	(241,387)

Class Y
Proceeds from shares sold	4,444	127,460	5,235	126,260
Proceeds from reinvestment of distributions	228	6,396	710	17,120
Payments for shares redeemed	(5,834)	(162,127)	(43,337)	(1,056,213)

Net increase (decrease)	(1,162)	(28,271)	(37,392)	(912,833)

Total increase (decrease)	(3,012)	$(79,000)	(46,978)	$(1,147,125)

366	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell U.S. Quantitative Equity Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	65	$1,912	128	$3,303
Proceeds from reinvestment of distributions	3	77	7	173
Payments for shares redeemed	(83)	(2,410)	(214)	(5,538)

Net increase (decrease)	(15)	(421)	(79)	(2,062)

Class C
Proceeds from shares sold	43	1,289	129	3,313
Proceeds from reinvestment of distributions	4	102	7	186
Payments for shares redeemed	(394)	(11,572)	(823)	(21,132)

Net increase (decrease)	(347)	(10,181)	(687)	(17,633)

Class E
Proceeds from shares sold	213	6,271	415	10,679
Proceeds from reinvestment of distributions	11	309	31	781
Payments for shares redeemed	(930)	(27,398)	(1,240)	(32,131)

Net increase (decrease)	(706)	(20,818)	(794)	(20,671)

Class I
Proceeds from shares sold	938	27,654	3,834	98,202
Proceeds from reinvestment of distributions	89	2,575	303	7,725
Payments for shares redeemed	(5,192)	(152,736)	(17,241)	(447,211)

Net increase (decrease)	(4,165)	(122,507)	(13,104)	(341,284)

Class S
Proceeds from shares sold	5,498	162,873	11,408	295,238
Proceeds from reinvestment of distributions	208	6,053	612	15,566
Payments for shares redeemed	(4,456)	(130,895)	(30,466)	(793,186)

Net increase (decrease)	1,250	38,031	(18,446)	(482,382)

Class Y
Proceeds from shares sold	918	27,069	4,032	101,668
Proceeds from reinvestment of distributions	282	8,200	930	23,671
Payments for shares redeemed	(4,645)	(135,173)	(41,373)	(1,060,552)

Net increase (decrease)	(3,445)	(99,904)	(36,411)	(935,213)

Total increase (decrease)	(7,428)	$(215,800)	(69,521)	$(1,799,245)

Notes to Financial Statements	367

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell U.S. Growth Fund	Shares	Dollars	Shares	Dollars

Class C
Proceeds from shares sold	69	$529	83	$544
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(109)	(824)	(269)	(1,746)

Net increase (decrease)	(40)	(295)	(186)	(1,202)

Class E
Proceeds from shares sold	16	131	98	672
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(300)	(2,448)	(171)	(1,217)

Net increase (decrease)	(284)	(2,317)	(73)	(545)

Class I
Proceeds from shares sold	282	2,376	690	4,977
Proceeds from reinvestment of distributions	—	—	9	63
Payments for shares redeemed	(560)	(4,791)	(2,159)	(15,461)

Net increase (decrease)	(278)	(2,415)	(1,460)	(10,421)

Class S
Proceeds from shares sold	458	3,890	1,379	10,022
Proceeds from reinvestment of distributions	—	—	—	3
Payments for shares redeemed	(904)	(7,661)	(2,472)	(17,611)

Net increase (decrease)	(446)	(3,771)	(1,093)	(7,586)

Total increase (decrease)	(1,048)	$(8,798)	(2,812)	$(19,754)

	2011		2010
Russell U.S. Value Fund	Shares	Dollars	Shares	Dollars

Class C
Proceeds from shares sold	42	$342	113	$799
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(201)	(1,602)	(381)	(2,674)

Net increase (decrease)	(159)	(1,260)	(268)	(1,875)

Class E
Proceeds from shares sold	23	195	141	1,018
Proceeds from reinvestment of distributions	1	4	2	17
Payments for shares redeemed	(272)	(2,169)	(368)	(2,725)

Net increase (decrease)	(248)	(1,970)	(225)	(1,690)

Class I
Proceeds from shares sold	221	1,805	789	5,705
Proceeds from reinvestment of distributions	18	151	43	301
Payments for shares redeemed	(624)	(5,128)	(1,907)	(13,714)

Net increase (decrease)	(385)	(3,172)	(1,075)	(7,708)

Class S
Proceeds from shares sold	480	4,041	1,629	11,816
Proceeds from reinvestment of distributions	24	198	71	497
Payments for shares redeemed	(1,628)	(13,301)	(6,089)	(44,233)

Net increase (decrease)	(1,124)	(9,062)	(4,389)	(31,920)

Total increase (decrease)	(1,916)	$(15,464)	(5,957)	$(43,193)

368	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell U.S. Small & Mid Cap Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	134	$3,136	192	$3,598
Proceeds from reinvestment of distributions	2	36	2	25
Payments for shares redeemed	(68)	(1,583)	(122)	(2,265)

Net increase (decrease)	68	1,589	72	1,358

Class C
Proceeds from shares sold	107	2,472	214	4,023
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(243)	(5,563)	(478)	(8,855)

Net increase (decrease)	(136)	(3,091)	(264)	(4,832)

Class E
Proceeds from shares sold	170	3,943	316	5,923
Proceeds from reinvestment of distributions	3	76	6	107
Payments for shares redeemed	(457)	(10,587)	(899)	(17,046)

Net increase (decrease)	(284)	(6,568)	(577)	(11,016)

Class I
Proceeds from shares sold	894	20,872	1,848	34,631
Proceeds from reinvestment of distributions	47	1,085	60	1,085
Payments for shares redeemed	(2,600)	(60,980)	(4,269)	(80,549)

Net increase (decrease)	(1,659)	(39,023)	(2,361)	(44,833)

Class S
Proceeds from shares sold	4,314	100,773	7,947	148,869
Proceeds from reinvestment of distributions	131	2,984	143	2,567
Payments for shares redeemed	(4,277)	(99,159)	(8,950)	(168,823)

Net increase (decrease)	168	4,598	(860)	(17,387)

Class Y
Proceeds from shares sold	470	10,950	2,417	43,741
Proceeds from reinvestment of distributions	144	3,279	198	3,546
Payments for shares redeemed	(3,989)	(90,358)	(9,290)	(177,894)

Net increase (decrease)	(3,375)	(76,129)	(6,675)	(130,607)

Total increase (decrease)	(5,218)	$(118,624)	(10,665)	$(207,317)

Notes to Financial Statements	369

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell International Developed Markets Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	133	$4,290	220	$6,394
Proceeds from reinvestment of distributions	9	282	22	645
Payments for shares redeemed	(84)	(2,697)	(176)	(5,147)

Net increase (decrease)	58	1,875	66	1,892

Class C
Proceeds from shares sold	85	2,734	188	5,422
Proceeds from reinvestment of distributions	8	250	61	1,774
Payments for shares redeemed	(305)	(9,785)	(667)	(19,198)

Net increase (decrease)	(212)	(6,801)	(418)	(12,002)

Class E
Proceeds from shares sold	403	12,966	756	21,980
Proceeds from reinvestment of distributions	38	1,193	94	2,735
Payments for shares redeemed	(493)	(15,708)	(788)	(22,862)

Net increase (decrease)	(52)	(1,549)	62	1,853

Class I
Proceeds from shares sold	3,120	100,555	6,670	192,681
Proceeds from reinvestment of distributions	406	12,629	1,008	29,435
Payments for shares redeemed	(4,560)	(147,109)	(9,169)	(265,628)

Net increase (decrease)	(1,034)	(33,925)	(1,491)	(43,512)

Class S
Proceeds from shares sold	10,890	351,502	18,262	525,010
Proceeds from reinvestment of distributions	783	24,297	1,548	45,184
Payments for shares redeemed	(5,009)	(161,012)	(11,756)	(338,601)

Net increase (decrease)	6,664	214,787	8,054	231,593

Class Y
Proceeds from shares sold	2,402	76,190	12,103	340,506
Proceeds from reinvestment of distributions	1,013	31,487	2,200	64,227
Payments for shares redeemed	(4,103)	(132,922)	(12,560)	(370,712)

Net increase (decrease)	(688)	(25,245)	1,743	34,021

Total increase (decrease)	4,736	$149,142	8,016	$213,845

370	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Global Equity Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	324	$2,892	475	$3,727
Proceeds from reinvestment of distributions	3	26	8	58
Payments for shares redeemed	(76)	(691)	(196)	(1,507)

Net increase (decrease)	251	2,227	287	2,278

Class C
Proceeds from shares sold	366	3,275	610	4,769
Proceeds from reinvestment of distributions	—	—	5	35
Payments for shares redeemed	(164)	(1,477)	(320)	(2,465)

Net increase (decrease)	202	1,798	295	2,339

Class E
Proceeds from shares sold	1,332	12,012	2,710	21,430
Proceeds from reinvestment of distributions	11	99	21	163
Payments for shares redeemed	(321)	(2,886)	(437)	(3,383)

Net increase (decrease)	1,022	9,225	2,294	18,210

Class S
Proceeds from shares sold	32,823	295,755	82,356	646,669
Proceeds from reinvestment of distributions	614	5,371	676	5,196
Payments for shares redeemed	(8,593)	(77,542)	(13,480)	(104,093)

Net increase (decrease)	24,844	223,584	69,552	547,772

Class Y
Proceeds from shares sold	4,259	38,163	97,720	753,670
Proceeds from reinvestment of distributions	914	7,996	971	7,470
Payments for shares redeemed	(11,191)	(100,398)	(14,745)	(116,947)

Net increase (decrease)	(6,018)	(54,239)	83,946	644,193

Total increase (decrease)	20,301	$182,595	156,374	$1,214,792

Notes to Financial Statements	371

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Emerging Markets Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	243	$5,017	531	$9,722
Proceeds from reinvestment of distributions	19	373	18	300
Payments for shares redeemed	(164)	(3,346)	(204)	(3,580)

Net increase (decrease)	98	2,044	345	6,442

Class C
Proceeds from shares sold	280	5,441	595	10,188
Proceeds from reinvestment of distributions	28	540	43	695
Payments for shares redeemed	(343)	(6,635)	(505)	(8,476)

Net increase (decrease)	(35)	(654)	133	2,407

Class E
Proceeds from shares sold	698	14,282	1,140	20,451
Proceeds from reinvestment of distributions	34	690	48	818
Payments for shares redeemed	(286)	(5,876)	(947)	(16,711)

Net increase (decrease)	446	9,096	241	4,558

Class S
Proceeds from shares sold	14,274	294,862	22,386	414,362
Proceeds from reinvestment of distributions	1,028	20,691	1,220	20,825
Payments for shares redeemed	(5,648)	(116,466)	(19,343)	(342,681)

Net increase (decrease)	9,654	199,087	4,263	92,506

Class Y
Proceeds from shares sold	1,927	39,170	7,530	145,633
Proceeds from reinvestment of distributions	546	11,005	605	10,330
Payments for shares redeemed	(1,566)	(32,967)	(4,843)	(87,602)

Net increase (decrease)	907	17,208	3,292	68,361

Total increase (decrease)	11,070	$226,781	8,274	$174,274

372	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Tax-Managed U.S. Large Cap Fund	Shares	Dollars	Shares	Dollars

Class A(2)
Proceeds from shares sold	57	$1,164	51	$853
Proceeds from reinvestment of distributions	0	4	—	—
Payments for shares redeemed	(1)	(31)	(11)	(194)

Net increase (decrease)	56	1,137	40	659

Class C
Proceeds from shares sold	27	527	38	632
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(95)	(1,822)	(232)	(3,878)

Net increase (decrease)	(68)	(1,295)	(194)	(3,246)

Class E
Proceeds from shares sold	135	2,692	294	4,958
Proceeds from reinvestment of distributions	2	42	5	76
Payments for shares redeemed	(285)	(5,771)	(143)	(2,442)

Net increase (decrease)	(148)	(3,037)	156	2,592

Class S
Proceeds from shares sold	2,628	52,748	5,008	85,120
Proceeds from reinvestment of distributions	72	1,406	121	2,018
Payments for shares redeemed	(3,169)	(63,166)	(5,398)	(90,963)

Net increase (decrease)	(469)	(9,012)	(269)	(3,825)

Total increase (decrease)	(629)	$(12,207)	(267)	$(3,820)

	2011		2010
Russell Tax-Managed U.S. Mid & Small Cap Fund	Shares	Dollars	Shares	Dollars

Class A(2)
Proceeds from shares sold	31	$467	37	$452
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	(2)	(21)	(252)

Net increase (decrease)	31	465	16	200

Class C
Proceeds from shares sold	27	375	49	521
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(84)	(1,144)	(183)	(2,026)

Net increase (decrease)	(57)	(769)	(134)	(1,505)

Class E
Proceeds from shares sold	37	547	81	975
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(119)	(1,791)	(47)	(564)

Net increase (decrease)	(82)	(1,244)	34	411

Class S
Proceeds from shares sold	1,134	17,215	2,002	24,223
Proceeds from reinvestment of distributions	—	—	9	109
Payments for shares redeemed	(1,925)	(29,056)	(3,023)	(36,613)

Net increase (decrease)	(791)	(11,841)	(1,012)	(12,281)

Total increase (decrease)	(899)	$(13,389)	(1,096)	$(13,175)

Notes to Financial Statements	373

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010(1)
Russell Global Opportunistic Credit Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	121	$1,224	23	$233
Proceeds from reinvestment of distributions	—	4	—	—
Payments for shares redeemed	—	(2)	—	—

Net increase (decrease)	121	1,226	23	233

Class C
Proceeds from shares sold	177	1,784	66	660
Proceeds from reinvestment of distributions	1	9	—	—
Payments for shares redeemed	(6)	(59)	—	(2)

Net increase (decrease)	172	1,734	66	658

Class E
Proceeds from shares sold	1,301	13,205	88	882
Proceeds from reinvestment of distributions	—	2	—	—
Payments for shares redeemed	(16)	(160)	—	(1)

Net increase (decrease)	1,285	13,047	88	881

Class S
Proceeds from shares sold	11,360	114,773	24,618	247,518
Proceeds from reinvestment of distributions	230	2,274	—	—
Payments for shares redeemed	(1,174)	(11,853)	(60)	(600)

Net increase (decrease)	10,416	105,194	24,558	246,918

Class Y
Proceeds from shares sold	1,490	15,028	37,007	370,112
Proceeds from reinvestment of distributions	364	3,596	—	—
Payments for shares redeemed	(1,137)	(11,485)	(299)	(3,005)

Net increase (decrease)	717	7,139	36,708	367,107

Total increase (decrease)	12,711	$128,340	61,443	$615,797

374	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Strategic Bond Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,794	$19,554	3,681	$39,496
Proceeds from reinvestment of distributions	210	2,257	173	1,848
Payments for shares redeemed	(770)	(8,369)	(1,853)	(19,732)

Net increase (decrease)	1,234	13,442	2,001	21,612

Class C
Proceeds from shares sold	920	10,021	2,758	29,662
Proceeds from reinvestment of distributions	328	3,530	303	3,221
Payments for shares redeemed	(1,881)	(20,448)	(3,298)	(35,483)

Net increase (decrease)	(633)	(6,897)	(237)	(2,600)

Class E
Proceeds from shares sold	1,998	21,576	3,444	36,834
Proceeds from reinvestment of distributions	537	5,744	563	5,957
Payments for shares redeemed	(2,178)	(23,509)	(4,335)	(46,431)

Net increase (decrease)	357	3,811	(328)	(3,640)

Class I
Proceeds from shares sold	17,360	187,312	33,135	351,129
Proceeds from reinvestment of distributions	4,657	49,666	5,129	54,095
Payments for shares redeemed	(17,154)	(185,167)	(45,157)	(481,572)

Net increase (decrease)	4,863	51,811	(6,893)	(76,348)

Class S
Proceeds from shares sold	53,660	584,837	87,132	938,243
Proceeds from reinvestment of distributions	9,090	98,059	8,916	95,213
Payments for shares redeemed	(23,704)	(258,788)	(80,104)	(867,895)

Net increase (decrease)	39,046	424,108	15,944	165,561

Class Y
Proceeds from shares sold	17,666	190,070	28,498	303,542
Proceeds from reinvestment of distributions	11,032	117,784	14,038	148,000
Payments for shares redeemed	(16,698)	(180,020)	(121,013)	(1,307,159)

Net increase (decrease)	12,000	127,834	(78,477)	(855,617)

Total increase (decrease)	56,867	$614,109	(67,990)	$(751,032)

Notes to Financial Statements	375

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Investment Grade Bond Fund	Shares	Dollars	Shares	Dollars

Class A(2)
Proceeds from shares sold	58	$1,322	46	$1,034
Proceeds from reinvestment of distributions	3	52	—	2
Payments for shares redeemed	(33)	(725)	(2)	(41)

Net increase (decrease)	28	649	44	995

Class C
Proceeds from shares sold	71	1,555	484	10,499
Proceeds from reinvestment of distributions	60	1,285	39	830
Payments for shares redeemed	(364)	(7,947)	(445)	(9,720)

Net increase (decrease)	(233)	(5,107)	78	1,609

Class E
Proceeds from shares sold	475	10,393	1,421	30,929
Proceeds from reinvestment of distributions	83	1,807	66	1,413
Payments for shares redeemed	(626)	(13,827)	(1,118)	(24,461)

Net increase (decrease)	(68)	(1,627)	369	7,881

Class I
Proceeds from shares sold	2,043	44,792	6,086	133,112
Proceeds from reinvestment of distributions	803	17,371	609	13,155
Payments for shares redeemed	(3,740)	(81,721)	(6,247)	(137,020)

Net increase (decrease)	(894)	(19,558)	448	9,247

Class S
Proceeds from shares sold	5,010	109,617	19,152	418,759
Proceeds from reinvestment of distributions	890	19,232	367	8,009
Payments for shares redeemed	(3,537)	(77,682)	(5,358)	(119,149)

Net increase (decrease)	2,363	51,167	14,161	307,619

Class Y
Proceeds from shares sold	2,726	59,410	21,973	476,114
Proceeds from reinvestment of distributions	1,230	26,639	825	17,935
Payments for shares redeemed	(4,324)	(95,573)	(9,994)	(222,826)

Net increase (decrease)	(368)	(9,524)	12,804	271,223

Total increase (decrease)	828	$16,000	27,904	$598,574

376	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Short Duration Bond Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	417	$8,039	997	$19,035
Proceeds from reinvestment of distributions	11	214	24	452
Payments for shares redeemed	(328)	(6,340)	(462)	(8,800)

Net increase (decrease)	100	1,913	559	10,687

Class C
Proceeds from shares sold	1,467	28,198	4,702	89,568
Proceeds from reinvestment of distributions	32	610	66	1,253
Payments for shares redeemed	(1,659)	(31,865)	(1,757)	(33,499)

Net increase (decrease)	(160)	(3,057)	3,011	57,322

Class E
Proceeds from shares sold	171	3,299	695	13,292
Proceeds from reinvestment of distributions	8	158	23	439
Payments for shares redeemed	(463)	(8,926)	(288)	(5,513)

Net increase (decrease)	(284)	(5,469)	430	8,218

Class S
Proceeds from shares sold	6,975	134,572	20,968	400,853
Proceeds from reinvestment of distributions	298	5,753	679	12,936
Payments for shares redeemed	(7,561)	(145,888)	(12,436)	(238,441)

Net increase (decrease)	(288)	(5,563)	9,211	175,348

Class Y
Proceeds from shares sold	957	18,450	5,348	102,400
Proceeds from reinvestment of distributions	137	2,647	303	5,780
Payments for shares redeemed	(611)	(11,777)	(2,305)	(44,111)

Net increase (decrease)	483	9,320	3,346	64,069

Total increase (decrease)	(149)	$(2,856)	16,557	$315,644

Notes to Financial Statements	377

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Tax Exempt Bond Fund	Shares	Dollars	Shares	Dollars

Class A(2)
Proceeds from shares sold	39	$859	121	$2,729
Proceeds from reinvestment of distributions	1	27	—	11
Payments for shares redeemed	(8)	(192)	(42)	(957)

Net increase (decrease)	32	694	79	1,783

Class C
Proceeds from shares sold	159	3,485	691	15,363
Proceeds from reinvestment of distributions	11	239	24	521
Payments for shares redeemed	(361)	(7,886)	(574)	(12,722)

Net increase (decrease)	(191)	(4,162)	141	3,162

Class E
Proceeds from shares sold	276	6,048	599	13,333
Proceeds from reinvestment of distributions	19	429	35	779
Payments for shares redeemed	(307)	(6,714)	(241)	(5,371)

Net increase (decrease)	(12)	(237)	393	8,741

Class S
Proceeds from shares sold	4,829	105,713	8,497	188,961
Proceeds from reinvestment of distributions	332	7,293	613	13,615
Payments for shares redeemed	(4,359)	(95,391)	(6,092)	(135,911)

Net increase (decrease)	802	17,615	3,018	66,665

Total increase (decrease)	631	$13,910	3,631	$80,351

378	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010(3)
Russell Commodity Strategies Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,373	$15,940	443	$4,855
Proceeds from reinvestment of distributions	105	1,144	—	—
Payments for shares redeemed	(59)	(688)	(1)	(9)

Net increase (decrease)	1,419	16,396	442	4,846

Class C
Proceeds from shares sold	841	9,704	289	3,095
Proceeds from reinvestment of distributions	56	606	—	—
Payments for shares redeemed	(51)	(586)	(3)	(34)

Net increase (decrease)	846	9,724	286	3,061

Class E
Proceeds from shares sold	178	2,068	1,311	14,144
Proceeds from reinvestment of distributions	164	1,782	—	—
Payments for shares redeemed	(169)	(1,939)	(25)	(285)

Net increase (decrease)	173	1,911	1,286	13,859

Class S
Proceeds from shares sold	20,594	239,705	38,397	391,555
Proceeds from reinvestment of distributions	5,470	59,511	—	—
Payments for shares redeemed	(3,285)	(38,026)	(1,631)	(18,064)

Net increase (decrease)	22,779	261,190	36,766	373,491

Class Y
Proceeds from shares sold	1,957	22,332	50,097	502,245
Proceeds from reinvestment of distributions	6,220	67,672	—	—
Payments for shares redeemed	(6,577)	(76,470)	(3,315)	(36,728)

Net increase (decrease)	1,600	13,534	46,782	465,517

Total increase (decrease)	26,817	$302,755	85,562	$860,774

Notes to Financial Statements	379

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010(1)
Russell Global Infrastructure Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	267	$2,843	32	$324
Proceeds from reinvestment of distributions	2	15	—	—
Payments for shares redeemed	(4)	(45)	—	—

Net increase (decrease)	265	2,813	32	324

Class C
Proceeds from shares sold	261	2,762	73	737
Proceeds from reinvestment of distributions	2	20	—	—
Payments for shares redeemed	(6)	(63)	—	(2)

Net increase (decrease)	257	2,719	73	735

Class E
Proceeds from shares sold	1,256	13,339	97	1,002
Proceeds from reinvestment of distributions	2	24	—	—
Payments for shares redeemed	(26)	(280)	—	(3)

Net increase (decrease)	1,232	13,083	97	999

Class S
Proceeds from shares sold	15,209	161,273	24,462	251,255
Proceeds from reinvestment of distributions	452	4,626	—	—
Payments for shares redeemed	(1,320)	(13,987)	(61)	(631)

Net increase (decrease)	14,341	151,912	24,401	250,624

Class Y
Proceeds from shares sold	1,311	13,583	36,225	362,370
Proceeds from reinvestment of distributions	605	6,188	—	—
Payments for shares redeemed	(2,052)	(21,964)	(880)	(9,111)

Net increase (decrease)	(136)	(2,193)	35,345	353,259

Total increase (decrease)	15,959	$168,334	59,948	$605,941

380	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

7.	Fund Share Transactions (amounts in thousands) (continued)

	2011		2010
Russell Global Real Estate Securities Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	135	$4,812	223	$7,131
Proceeds from reinvestment of distributions	9	317	17	519
Payments for shares redeemed	(68)	(2,428)	(135)	(4,296)

Net increase (decrease)	76	2,701	105	3,354

Class C
Proceeds from shares sold	79	2,777	164	5,028
Proceeds from reinvestment of distributions	12	404	31	901
Payments for shares redeemed	(195)	(6,820)	(402)	(12,349)

Net increase (decrease)	(104)	(3,639)	(207)	(6,420)

Class E
Proceeds from shares sold	242	8,618	314	9,811
Proceeds from reinvestment of distributions	12	438	32	982
Payments for shares redeemed	(232)	(8,203)	(629)	(20,375)

Net increase (decrease)	22	853	(283)	(9,582)

Class S
Proceeds from shares sold	4,958	180,209	8,364	264,542
Proceeds from reinvestment of distributions	406	14,617	1,000	30,917
Payments for shares redeemed	(4,426)	(160,454)	(14,599)	(464,675)

Net increase (decrease)	938	34,372	(5,235)	(169,216)

Class Y
Proceeds from shares sold	673	24,119	1,178	37,120
Proceeds from reinvestment of distributions	163	5,871	466	14,384
Payments for shares redeemed	(518)	(19,003)	(11,099)	(350,436)

Net increase (decrease)	318	10,987	(9,455)	(298,932)

Total increase (decrease)	1,250	$45,274	(15,075)	$(480,796)

Russell Money Market Fund	2011 On a Constant Dollar Basis	2010 On a Constant Dollar Basis

Class A
Proceeds from shares sold	$2,677	$12,582
Proceeds from reinvestment of distributions	63	8
Payments for shares redeemed	(20,159)	(100,859)

Net increase (decrease)	(17,419)	(88,269)

Class S
Proceeds from shares sold	107,002	362,325
Proceeds from reinvestment of distributions	213	38
Payments for shares redeemed	(171,284)	(2,514,447)

Net increase (decrease)	(64,069)	(2,152,084)

Class Y
Proceeds from shares sold	—	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	—	—

Total increase (decrease)	$(81,488)	$(2,240,353)

(1)	For the period October 1, 2010 (date of first issue) to October 31, 2010.
(2)	For the period June 1, 2010 (date of first issue) to October 31, 2010.
(3)	For the period July 1, 2010 (date of first issue) to October 31, 2010.

Notes to Financial Statements	381

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

8.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2011, the Funds presented herein did not borrow or loan through the interfund lending program.

9.	Record Ownership

As of April 30, 2011, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%

Russell U.S. Core Equity Fund	2	31.6
Russell U.S. Quantitative Equity Fund	3	51.1
Russell U.S. Growth Fund	3	48.3
Russell U.S. Value Fund	3	54.7
Russell U.S. Small & Mid Cap Fund	4	57.0
Russell International Developed Markets Fund	4	57.1
Russell Global Equity Fund	3	56.3
Russell Emerging Markets Fund	2	31.4
Russell Tax-Managed U.S. Large Cap Fund	1	31.9
Russell Tax-Managed U.S. Mid & Small Cap Fund	1	29.5
Russell Global Opportunistic Credit Fund	3	61.7
Russell Strategic Bond Fund	2	44.9
Russell Investment Grade Bond Fund	2	33.6
Russell Short Duration Bond Fund	3	52.1
Russell Tax Exempt Bond Fund	2	41.0
Russell Commodity Strategies Fund	3	52.1
Russell Global Infrastructure Fund	3	58.7
Russell Money Market Fund	1	43.5

10.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (other than Russell Money Market Fund) in securities that are illiquid. The Russell Money Market Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell International Developed Markets Fund - 0.1%
Hunter Douglas NV	06/02/05	4,538	58.71	266	243
Synthes, Inc.	11/12/02	23,816	102.16	2,433	4,103

					4,346

382	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Global Equity Fund - 0.1%
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	05/28/10	285,500	4.68	1,335	1,860

					1,860

Russell Emerging Markets Fund - 0.3%
Magnit OJSC	05/16/06	29,818	29.01	865	3,958
MOL Hungarian Oil and Gas PLC	12/19/07	12,898	4.05	52	890
Nomos-Bank	04/19/11	39,852	17.50	697	699
Raspadskaya	09/05/08	392,707	3.89	1,527	2,611

					8,158

Russell Global Opportunistic Credit Fund - 2.8%
ALBA Group PLC & Co. KG	04/14/11	1,215,000	143.01	1,738	1,815
Ameristar Casinos, Inc.	03/31/11	1,205,000	99.24	1,196	1,234
ARAMARK Holdings Corp.	04/04/11	560,000	99.01	554	575
Bank of New York Mellon SA Institucion de Banca Multiple	04/21/11	1,015,000	99.15	1,006	1,021
Evraz Group SA	04/20/11	537,000	100.00	537	537
Ferrexpo Finance PLC	03/31/11	464,000	100.00	464	479
FGI Holding Co., Inc.	01/06/11	1,500,641	98.97	1,485	1,516
First Data Corp.	03/30/11	2,435,000	100.64	2,450	2,481
Hypermarcas SA	04/15/11	550,000	98.21	540	555
Mirabela Nickel, Ltd.	04/07/11	155,000	100.00	155	158
Nortek, Inc.	04/12/11	1,375,000	100.48	1,382	1,372
Production Resource Group, Inc.	04/08/11	1,305,000	101.54	1,325	1,344
Radiation Therapy Services, Inc.	01/19/11	3,500,000	97.06	3,397	3,570
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.	04/14/11	2,475,000	99.30	2,458	2,543
Univision Communications, Inc.	04/25/11	1,385,000	100.00	1,385	1,390
Vail Resorts, Inc.	04/12/11	840,000	100.70	846	857

					21,447

Russell Strategic Bond Fund - 2.7%
Adam Aircraft Industries, Term Loan	05/22/07	760,489	96.83	736	8
ARES CLO Funds	01/15/09	8,686,056	76.76	6,667	8,454
ARES CLO Funds	02/19/10	3,369,964	95.95	3,234	3,313
Ashtead Capital, Inc.	03/11/11	1,950,000	106.17	2,070	2,057
Banco Votorantim SA	04/05/11	8,230,000	101.61	8,362	8,312
Bank of New York Mellon SA Institucion de Banca Multiple	04/21/11	1,310,000	99.15	1,299	1,318
Braskem Finance, Ltd.	04/06/11	500,000	98.15	491	499
Caisse Centrale Desjardins du Quebec	04/18/11	6,400,000	99.79	6,387	6,401
CDP Financial, Inc.	04/12/11	5,200,000	101.12	5,258	5,332
Cemex SAB de CV	03/31/11	1,190,000	99.38	1,183	1,180
Chatham Light CLO, Ltd.	11/25/09	3,465,848	91.31	3,165	3,363
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	2,249
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	1,550
CIT Mortgage Loan Trust	10/05/07	1,238,531	100.00	1,239	1,193
Citibank Omni Master Trust	04/28/11	6,300,000	101.45	6,392	6,391
College Loan Corp. Trust	08/25/09	2,000,000	81.44	1,629	1,809
Deutsche Telekom International Finance BV	04/04/11	4,575,000	99.90	4,570	4,627
DG Funding Trust	11/04/03	479	10,585.30	5,070	3,636
DnB NOR Boligkreditt	10/06/10	13,300,000	99.88	13,284	13,369
Educational Services of America, Inc.	02/23/10	3,440,236	100.00	3,440	3,443
Fadr LLC	01/31/11	11,508,660	80.00	9,207	9,368
Freddie Mac REMICS	05/29/07	44,233	94.96	42	44
Freddie Mac Strips	12/02/09	14,972,086	10.48	1,570	1,553
Gracechurch Mortgage Financing PLC	04/19/11	4,710,000	98.59	4,644	4,649
GS Mortgage Securities Corp. II	03/09/11	3,385,000	99.98	3,384	3,406
HMI	02/02/11	1,200,000	138.10	1,657	1,784
ING Bank NV	04/13/11	4,350,000	100.77	4,384	4,420
Intelsat Jackson Holdings SA	03/22/11	3,750,000	100.01	3,750	3,813

Notes to Financial Statements	383

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

MDC-GMTN B.V.	04/13/11	7,905,000	99.83	7,892	7,973
Nationwide Financial Services	03/22/11	4,675,000	99.42	4,648	4,759
Nordea Eiendomskreditt AS	03/29/11	8,800,000	99.68	8,772	8,873
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.52	7,094	7,552
Permanent Master Issuer PLC	04/14/11	7,155,000	100.00	7,155	7,165
Permanent Master Issuer PLC	04/14/11	9,500,000	144.93	13,768	14,075
Pokagon Gaming Authority	04/25/11	2,250,000	103.37	2,326	2,320
PPL WEM Holdings PLC	04/18/11	4,150,000	99.98	4,149	4,272
PTTEP Canada International Finance, Ltd.	03/29/11	2,610,000	100.00	2,610	2,652
Rockies Express Pipeline LLC	10/13/10	4,530,000	108.72	4,925	4,870
RSC Equipment Rental, Inc./RSC Holdings III LLC	04/14/11	2,625,000	114.63	3,009	3,006
Sigma Alimentos SA de CV	04/07/11	2,900,000	99.17	2,876	2,907
SLM Student Loan Trust	04/14/11	3,395,000	100.00	3,395	3,432
Societe Generale	04/11/11	300,000	100.00	300	300
Straight-A Funding. LLC	04/26/11	1,500,000	99.97	1,499	1,499
Swedbank Hypotek AB	03/21/11	3,500,000	100.00	3,500	3,520
Swedbank Hypotek AB	03/21/11	6,100,000	99.92	6,095	6,126
Symetra Financial Corp.	06/02/06	1,200,000	98.89	1,187	1,260

					194,102

Russell Investment Grade Bond Fund - 1.9%
Banco Santander Brazil SA/Cayman Islands	04/06/12	1,600,000	99.71	1,595	1,594
BellSouth Corp.	04/15/11	5,700,000	103.42	5,895	5,884
Braskem Finance, Ltd.	04/06/11	300,000	98.15	294	299
Citibank Omni Master Trust	04/12/11	1,000,000	101.52	1,015	1,014
CoBank ACB	03/23/11	70,000	55.20	3,864	3,927
DG Funding Trust	11/05/03	392	10,587.26	4,150	2,975
Dryden Leveraged Loan CDO 2002-II	04/05/11	414,473	98.89	410	408
EFS Volunteer LLC	06/17/10	450,000	93.32	420	420
Glitnir Banki HF	06/12/06	700,000	99.92	700	—
Glitnir Banki HF	07/21/06	270,000	100.00	270	81
GS Mortgage Securities Corp. II	03/24/11	5,600,000	6.13	343	343
Hillmark Funding	03/11/11	1,400,000	93.43	1,308	1,312
Kaupthing Bank Hf	05/12/06	1,480,000	99.57	1,474	—
Kaupthing Bank Hf	10/03/06	100,000	99.72	100	28
Kaupthing Bank Hf	02/25/08	1,210,000	84.53	1,023	339
MetLife Institutional Funding II	03/29/11	1,900,000	100.00	1,900	1,905
National Australia Bank, Ltd.	04/06/11	2,500,000	100.00	2,500	2,542
Societe Generale	04/11/11	2,700,000	100.00	2,700	2,704
Straight-A Funding. LLC	04/26/11	800,000	99.97	799	799

					26,574

Russell Short Duration Bond Fund - 4.6%
Arran Residential Mortgages Funding PLC	04/06/11	4,900,000	143.31	7,022	7,262
Banco de Galicia y Buenos Aires	04/28/11	750,000	100.00	750	762
Banco Santander Brazil SA/Cayman Islands	04/06/11	1,900,000	99.71	1,894	1,893
Banco Votorantim SA	04/05/11	1,540,000	101.61	1,565	1,555
Braskem Finance, Ltd.	04/06/11	300,000	98.15	294	299
Citibank Omni Master Trust	04/12/11	1,100,000	101.51	1,117	1,116
Commercial Mortgage Pass Through Certificates	03/16/11	202,761	97.52	198	198
Credit Agricole Home Loan SFH	04/13/11	1,800,000	100.00	1,800	1,804
DG Funding Trust	11/04/03	219	10,537.12	2,308	1,662
Dryden Leveraged Loan CDO 2002-II	03/24/11	889,584	96.37	857	852
Export-Import Bank of Korea	02/28/11	700,000	78.69	551	571
Fadr LLC	01/31/11	2,374,181	80.09	1,901	1,933
Fosse Master Issuer PLC	04/14/11	53,621	99.86	54	53
Gracechurch Mortgage Financing PLC	04/19/11	995,000	98.59	981	982
GS Mortgage Securities Corp. II	03/09/11	720,000	99.98	720	725
MDC-GMTN B.V.	04/18/11	1,055,000	100.29	1,058	1,064
MetLife Institutional Funding II	03/29/11	1,700,000	100.00	1,700	1,704

384	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

National Australia Bank, Ltd.	04/06/11	2,800,000	100.00	2,800	2,847
Nationwide Building Society	02/18/11	400,000	101.93	408	410
Nordea Eiendomskreditt AS	03/29/11	1,300,000	100.00	1,300	1,299
Permanent Master Issuer PLC	04/14/11	1,510,000	100.00	1,510	1,512
RCI Banque SA	04/05/11	1,800,000	100.00	1,800	1,793
Rockies Express Pipeline LLC	04/27/11	930,000	108.72	1,011	1,000
SLM Student Loan Trust	04/14/11	3,465,000	100.00	3,465	3,472
SLM Student Loan Trust	04/14/11	715,000	100.00	715	723
SSIF Nevada, LP	04/06/11	3,700,000	100.00	3,700	3,706
Westpac Banking Corp.	03/28/11	1,400,000	100.00	1,400	1,403

					42,600

Russell Money Market Fund - 2.5%
AID to INH Portugal Guaranteed Notes, weekly demand	05/06/94	4,375,000	100.56	4,400	4,400
Straight-A Funding. LLC	04/04/11	2,000,000	99.96	1,999	1,999

					6,399

Illiquid securities and restricted securities may be priced by the Funds using fair valuation procedures approved by the Board.

11.	Dividends

On May 2, 2011, the Board declared the following dividends payable from net investment income. Dividends were paid on May 4, 2011 to shareholders of record on May 3, 2011.

Fund	Net Investment Income

Russell Strategic Bond Fund - Class A	0.0269
Russell Strategic Bond Fund - Class C	0.0203
Russell Strategic Bond Fund - Class E	0.0273
Russell Strategic Bond Fund - Class I	0.0295
Russell Strategic Bond Fund - Class S	0.0289
Russell Strategic Bond Fund - Class Y	0.0303
Russell Investment Grade Bond Fund - Class A	0.0409
Russell Investment Grade Bond Fund - Class C	0.0286
Russell Investment Grade Bond Fund - Class E	0.0431
Russell Investment Grade Bond Fund - Class I	0.0475
Russell Investment Grade Bond Fund - Class S	0.0462
Russell Investment Grade Bond Fund - Class Y	0.0492
Russell Short Duration Bond Fund - Class A	0.0270
Russell Short Duration Bond Fund - Class C	0.0156
Russell Short Duration Bond Fund - Class E	0.0271
Russell Short Duration Bond Fund - Class S	0.0308
Russell Short Duration Bond Fund - Class Y	0.0323
Russell Tax Exempt Bond Fund - Class A	0.0473
Russell Tax Exempt Bond Fund - Class C	0.0345
Russell Tax Exempt Bond Fund - Class E	0.0478
Russell Tax Exempt Bond Fund - Class S	0.0521

On June 1, 2011, the Board declared the following dividends payable from net investment income. Dividends were paid on June 3, 2011 to shareholders of record on June 2, 2011.

Fund	Net Investment Income

Russell Strategic Bond Fund - Class A	0.0289
Russell Strategic Bond Fund - Class C	0.0215
Russell Strategic Bond Fund - Class E	0.0293
Russell Strategic Bond Fund - Class I	0.0318
Russell Strategic Bond Fund - Class S	0.0312
Russell Strategic Bond Fund - Class Y	0.0327
Russell Investment Grade Bond Fund - Class A	0.0502
Russell Investment Grade Bond Fund - Class C	0.0355

Notes to Financial Statements	385

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Fund	Net Investment Income
Russell Investment Grade Bond Fund - Class E	0.0512
Russell Investment Grade Bond Fund - Class I	0.0563
Russell Investment Grade Bond Fund - Class S	0.0548
Russell Investment Grade Bond Fund - Class Y	0.0581
Russell Short Duration Bond Fund - Class A	0.0338
Russell Short Duration Bond Fund - Class C	0.0216
Russell Short Duration Bond Fund - Class E	0.0337
Russell Short Duration Bond Fund - Class S	0.0380
Russell Short Duration Bond Fund - Class Y	0.0396
Russell Tax Exempt Bond Fund - Class A	0.0543
Russell Tax Exempt Bond Fund - Class C	0.0404
Russell Tax Exempt Bond Fund - Class E	0.0552
Russell Tax Exempt Bond Fund - Class S	0.0600

12.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

386	Notes to Financial Statements

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 19, 2011 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 11, 2011, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds except the Russell Money Market Fund (the “Money Market Fund”), which is currently managed by RIMCo.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of one Fund’s assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and

Basis for Approval of Investment Advisory Contracts	387

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board inquired as to the continuing impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 to the date of the Agreement Evaluation Meeting and the relocation of the Russell organization’s headquarters. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that such changes have not resulted in any diminution in the nature, scope or quality of the services provided to the Funds. The Board also discussed the impact of such changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’ compliance programs.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion—up to 10%—of the assets of the Russell U.S. Core Equity Fund (the “Participating Fund”) utilizing a select holdings strategy (the “select holdings strategy”), the actual allocation being determined by the Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Fund. The Board considered that the select holdings strategy initially was utilized for two other mutual funds under the management of RIMCo but did not achieve the objectives anticipated by RIMCo in respect of such funds and therefore was discontinued. Against this background, the Board reviewed the results of the select holdings strategy in respect of the Participating Fund during the past year. The Trustees considered that RIMCo

388	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that the Russell U.S. Value Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit Fund, Russell Commodity Strategies Fund, Russell Global Infrastructure Fund and the Russell Global Real Estate Securities Fund each had an Advisory Fee which on a contractual basis, an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) or on both a contractual and actual basis was ranked in the fourth or fifth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The Board considered that, with the exception of the Russell U.S. Value Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit Fund, Russell Commodity Strategies Fund and Russell Global Infrastructure Fund, each such Fund’s Advisory Fee was ranked within 5 basis points of the third quintile of its Expense Universe. In assessing the Funds’ Advisory Fees, the Board focused on actual Advisory Fees rather than contractual Advisory Fees. The Board further considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are reasonable notwithstanding such comparisons. With respect to the Russell U.S. Value Fund, the Board considered that RIMCo at the Agreement Evaluation Meeting announced the implementation of a 5 basis point non-contractual Advisory Fee waiver for the Fund.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for Funds other than the Money Market Fund encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers.

The Board noted RIMCo’s advice that the services provided to the Funds pursuant to the RIMCo Agreement do not encompass cash management services and considered RIMCo’s belief that its Advisory Fees nevertheless are reasonable. The Board also noted that the Funds’ uninvested cash is “swept” into a pooled investment vehicle maintained by RIMCo and that RIMCo receives a separate investment advisory fee from that investment vehicle to manage its investment portfolio. The Board considered and relied upon views expressed by RIMCo and counsel to the Funds at the Agreement Evaluation Meeting and prior meetings regarding the appropriateness and permissibility of the separate advisory fees received by RIMCo from the investment vehicle and further considered that such fees, while being accrued on the books of the investment vehicle, are not being distributed to RIMCo pending resolution of certain issues raised by regulators.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. In the case of each of the Russell Global Opportunistic Credit Fund, Russell Commodity Strategies Fund and Russell Global Infrastructure Fund, the Board considered the Fund’s limited operating history and opportunity for asset growth. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflected any economies of scale realized by that

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Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and, in some cases, may be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Russell U.S. Value Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit Fund, Russell Commodity Strategies Fund and Russell Global Infrastructure Fund each was ranked in the fourth or fifth quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. In the case of each such Fund, a significant factor in the Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Expense Universe funds. The Board considered RIMCo’s explanation of these rankings.

With respect to the Russell Short Duration Bond Fund, according to RIMCo, the Fund’s ranking reflected relatively high advisory fees and custody fees. RIMCo noted that a 5 basis points waiver was implemented on October 1, 2010 which would have brought the Fund’s total expenses to within 5 basis points of the third quintile of its Expense Universe at March 1, 2011. RIMCo expressed its belief that the Fund’s total expenses were reasonable in light of its performance but the Board determined to continue to monitor the Fund’s total expense levels.

With respect to the Russell Global Opportunistic Credit Fund, the Russell Commodity Strategies Fund and the Russell Global Infrastructure Fund, RIMCo expressed its belief that the Funds’ Expense Universes were not appropriate and that peer comparisons performed by RIMCo utilizing expense universes that, in its judgment, were more appropriate showed improved comparisons. The Board considered the limited operating history of each of these Funds and its limited opportunity for asset growth. In the case of the Russell Global Opportunistic Credit Fund, the Board considered RIMCo’s expectations that Money Manager fees will increase, resulting in a net margin that is one of the lowest among the Funds.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

Although it regarded the 3-year performance of each of the Russell U.S. Value Fund, Russell U.S. Small & Mid Cap Fund, Russell U.S. Core Equity Fund and Russell U.S. Quantitative Equity Fund relative to its Performance Universe as disappointing, the Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. With the exception of the Russell U.S. Quantitative Equity Fund, the performance of each of these Funds showed significant improvement for the 1-year period ended December 31, 2010, in line with expectations expressed to the Board by RIMCo as the market environment improved for the Fund’s Money Manager teams. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5-year periods ended December 31, 2010 as most relevant.

In evaluating the performance of the Funds generally relative to their Comparable Funds, the Board, in addition to the factors described above, also considered RIMCo’s advice that many of the Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Funds generally follow a strategy of equitizing their cash and fully investing their

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Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

assets in pursuit of their investment objectives (the Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). In support of the Funds’ full investment strategy, RIMCo advised the Board of its belief that investors manage their own cash positions based upon their personal investment goals, strategies and risk tolerances and generally expect Fund assets to be fully invested. RIMCo noted that the Funds are distributed primarily through financial intermediaries who determine and manage clients’ cash positions rather than rely on the Funds to hold uninvested cash. RIMCo noted that the Funds’ full investment strategy generally will detract from relative performance in a declining market, such as 2008, but may enhance the Funds’ relative performance in a rising market, such as 2009 and 2010.

With respect to the Russell U.S. Value Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2010, but that its performance was ranked in the third quintile of its Performance Universe for the 1-year period ended such date. In these rankings, the first quintile represents funds with the best performance among funds in the Performance Universe and the fifth quintile represents funds with the poorest performance among the Performance Universe funds. The Trustees considered, among other things, management’s belief that the Fund tends to have a deeper value orientation than its Comparable Funds, a tendency which led to greater Fund exposure to market segments that performed poorly during 2008, such as mortgage and housing related stocks. The Fund’s full investment strategy had a substantial negative impact on the Fund’s 2008 performance. RIMCo advised the Trustees that the Fund’s underperformance in 2008 significantly affected its performance relative to its Comparable Funds for the 3- and 5-year periods ended December 31, 2010.

With respect to the Russell U.S. Small & Mid Cap Fund, the Third-Party Information indicated that the Fund’s performance was ranked in the fifth and fourth quintiles of its Performance Universe for the 3- and 5-year periods ended December 31, 2010, respectively, but was ranked in the second quintile for the 1-year period ended such date. RIMCo noted that the Comparable Funds consist of funds investing in small cap stocks while the Russell U.S. Small & Mid Cap Fund invests in both small and mid cap stocks and is managed against a different index. In 2009, the Fund’s bias toward quality was a detractor from performance as speculative stocks outperformed. However, the Fund’s sector selections and capitalization positioning became positive factors as the economic outlook improved and investors in 2010 exhibited greater appreciation for higher quality companies with solid growth prospects trading at discounted valuations.

With respect to the Russell U.S. Core Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- year period ended December 31, 2010; but was ranked in the first and third quintile of its Performance Universe for the 1- and 5-year periods, respectively, ended such date. RIMCo noted that the Russell U.S. Core Equity Fund’s underperformance during 2008 had a significant negative impact on its performance for the 3- year period. RIMCo noted further that the Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds in 2008. RIMCo expressed its belief that the Russell U.S. Core Equity Fund’s more active managers, who typically take more risk in their individual portfolios in order to achieve higher returns, were particularly affected by the risk-averse market environment of 2008. Lastly, RIMCo noted that a Money Manager change was made in March 2010.

With respect to the Russell U.S. Quantitative Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1- and 5-year periods ended December 31, 2010 and in the fourth quintile of its Performance Universe for the 3-year period ended such date. RIMCo expressed its belief that the methodology employed by the Third-Party Information provider in selecting Comparable Funds did not reflect the Fund’s strategy of reduced exposure to small/mid cap stocks and greater exposure to large cap stocks, although the Fund still would have underperformed relative to members of more appropriate peer groups. RIMCo noted that the Fund’s 3-year underperformance was driven by underperformance in 2009 and 2010. This underperformance largely was the result of significant swings in investor sentiment based upon macroeconomic news rather than company specific data, making a difficult environment for quantitative managers generally. While the environment for quantitative managers generally has been hostile, RIMCo expressed its view that the Fund’s Money Managers were particularly impacted. RIMCo reviewed changes made during 2010 and 2011 in the Fund’s Money Managers. In addition, RIMCo noted that the Fund’s underperformance in part reflected utilization of the select holdings strategy which magnifies downside risk in periods of underperformance. The select holdings strategy was discontinued in respect of this Fund in March 2011. RIMCo believes that the Fund will perform better with these changes.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact the Funds’ relative performance for the 3- and, where applicable, 5-year periods ended December 31, 2010.

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Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

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Shareholder Requests for Additional Information — April 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	393

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Russell Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2011 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert,” as explained below; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, the only interested trustee, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	50	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	50

•   Director, Avista Corp (electric utilities);

•   Trustee, Principal Investors Funds (investment company);

•   Trustee, Principal Variable Contracts Funds (investment company)

•   Trustee, WM Group of Funds until 2006 (investment company)

Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	50	• Director, Gold Banc Corporation until 2006

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Jonathan Fine Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	50	None

Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

Paul E. Anderson, Born October 15, 1931 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	50	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•   President and CEO, RIC and RIF

•   Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•   Chairman of the Board, President and CEO, RFSC

•   Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•   May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•   2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•   1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•   Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•   Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•   Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary, RIC and RIF • Associate General Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Officer, RIC and RIF

398	Disclosure of Information about Fund Trustees and Officers

Russell Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, Washington 98101

Money Managers as of April 30, 2011

Russell U.S. Core Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Lazard Asset Management, LLC, New York, NY

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, LLC, Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Snow Capital Management L.P., Sewickley, PA

Suffolk Capital Management, LLC, New York, NY

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

Russell U.S. Growth Fund

Columbus Circle Investors, Stamford, CT

Cornerstone Capital Management, Inc., Bloomington, MN

Suffolk Capital Management, LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

Russell U.S. Value Fund

DePrince, Race & Zollo, Inc., Winter Park, FL

Numeric Investors LLC, Boston, MA

Snow Capital Management L.P., Sewickley, PA

Systematic Financial Management, L.P., Teaneck, NJ

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors, LLC, Minneapolis, MN

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell International Developed Markets Fund

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

del Rey Global Investors, LLC, Los Angeles, CA

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

Pzena Investment Management, LLC, New York, NY

UBS Global Asset Management (Americas) Inc., Chicago, IL

William Blair & Company, LLC, Chicago, IL

Adviser, Money Managers and Service Providers	399

Russell Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Russell Global Equity Fund

GLG Inc., New York, NY

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Sanders Capital, LLC, New York, NY

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price Associates, Inc., Baltimore, MD

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, Guernsey, Channel Islands

Harding Loevner LP, Somerville, NJ

T. Rowe Price Associates, Inc., Baltimore, MD

T. Rowe Price International Ltd., London, England

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., New Canaan, CT

J.P. Morgan Investment Management Inc., New York, NY

Palisades Investment Partners, LLC, Santa Monica, CA

Sands Capital Management, LLC, Arlington, VA

Turner Investment Partners, Inc., Berwyn, PA

Russell Tax-Managed U.S. Mid & Small Cap Fund

Chartwell Investment Partners, Berwyn, PA

Netols Asset Management, Inc., Mequon, WI

Parametric Portfolio Associates LLC, Seattle, WA

Summit Creek Advisors, LLC, Minneapolis, MN

Turner Investment Partners, Inc., Berwyn, PA

Russell Global Opportunistic Credit Fund

DDJ Capital Management, LLC, Waltham, MA

Oaktree Capital Management, L.P., Los Angeles, CA

Stone Harbor Investment Partners LP, New York, NY

Russell Strategic Bond Fund

Brookfield Investment Management Inc., New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Investment Grade Bond Fund

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Tax Exempt Bond Fund

Delaware Management Company, a Series of Delaware Management Business Trust, Philadelphia, PA

Standish Mellon Asset Management Company LLC, Boston, MA

Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Russell Global Infrastructure Fund

Cohen & Steers Capital Management, Inc., New York, NY

Macquarie Capital Investment Management LLC, New York, NY

Nuveen Asset Management, LLC, Minneapolis, MN

Russell Global Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

Russell Money Market Fund

Russell Investment Management Company, Tacoma, WA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

400	Adviser, Money Managers and Service Providers

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-226

2011 SEMIANNUAL REPORT

LifePoints® Funds

APRIL 30, 2011

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2011 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,037.30	$1,022.07
Expenses Paid During Period*	$2.78	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,034.30	$1,018.35
Expenses Paid During Period*	$6.56	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,038.20	$1,022.07
Expenses Paid During Period*	$2.78	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,040.90	$1,024.20
Expenses Paid During Period*	$0.61	$0.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,039.10	$1,022.96
Expenses Paid During Period*	$1.87	$1.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,037.90	$1,021.72
Expenses Paid During Period*	$3.13	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,039.10	$1,023.31
Expenses Paid During Period*	$1.52	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

4	Conservative Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 6.4%
Russell U.S. Core Equity Fund	767,969	23,147
Russell U.S. Quantitative Equity Fund	660,232	21,094

		44,241

Fixed Income - 77.1%
Russell Global Opportunistic Credit Fund	1,324,057	13,691
Russell Investment Grade Bond Fund	6,224,886	136,823
Russell Short Duration Bond Fund	6,332,395	122,975
Russell Strategic Bond Fund	23,771,972	257,926

		531,415

International Equities - 10.3%
Russell Global Equity Fund	3,654,364	35,374
Russell International Developed Markets Fund	1,028,804	35,648

		71,022

Real Assets - 6.2%
Russell Commodity Strategies Fund	1,132,900	14,003
Russell Global Infrastructure Fund	1,238,382	14,117
Russell Global Real Estate Securities Fund	366,302	14,121

		42,241

Total Investments - 100.0% (identified cost $626,114)		688,919

Other Assets and Liabilities, Net - 0.0%		298

Net Assets - 100.0%		689,217

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	5

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,066.50	$1,022.07
Expenses Paid During Period*	$2.82	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,062.80	$1,018.35
Expenses Paid During Period*	$6.65	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,067.40	$1,022.07
Expenses Paid During Period*	$2.82	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

6	Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,069.20	$1,024.20
Expenses Paid During Period*	$0.62	$0.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,068.40	$1,022.96
Expenses Paid During Period*	$1.90	$1.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,067.10	$1,021.72
Expenses Paid During Period*	$3.18	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,067.50	$1,023.31
Expenses Paid During Period*	$1.54	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Moderate Strategy Fund	7

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 14.0%
Russell U.S. Core Equity Fund	2,278,333	68,669
Russell U.S. Quantitative Equity Fund	2,285,808	73,032
Russell U.S. Small & Mid Cap Fund	964,010	24,389

		166,090

Fixed Income - 55.9%
Russell Global Opportunistic Credit Fund	2,254,664	23,313
Russell Investment Grade Bond Fund	10,545,767	231,796
Russell Strategic Bond Fund	37,716,446	409,224

		664,333

International Equities - 20.8%
Russell Emerging Markets Fund	1,684,603	36,994
Russell Global Equity Fund	10,174,263	98,487
Russell International Developed Markets Fund	3,245,994	112,473

		247,954

Real Assets - 9.3%
Russell Commodity Strategies Fund	2,995,857	37,029
Russell Global Infrastructure Fund	3,253,562	37,091
Russell Global Real Estate Securities Fund	960,611	37,031

		111,151

Total Investments - 100.0% (identified cost $1,063,993)		1,189,528

Other Assets and Liabilities, Net - (0.0%)		(70)

Net Assets - 100.0%		1,189,458

See accompanying notes which are an integral part of the financial statements.

8	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,098.30	$1,022.07
Expenses Paid During Period*	$2.86	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,094.00	$1,018.35
Expenses Paid During Period*	$6.75	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,098.00	$1,022.07
Expenses Paid During Period*	$2.86	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Balanced Strategy Fund	9

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,100.50	$1,024.20
Expenses Paid During Period*	$0.62	$0.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,098.00	$1,022.96
Expenses Paid During Period*	$1.92	$1.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,097.80	$1,021.72
Expenses Paid During Period*	$3.22	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,098.60	$1,023.31
Expenses Paid During Period*	$1.56	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

10	Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 24.2%
Russell U.S. Core Equity Fund	17,514,402	527,884
Russell U.S. Quantitative Equity Fund	13,623,637	435,275
Russell U.S. Small & Mid Cap Fund	7,653,498	193,634

		1,156,793

Fixed Income - 36.0%
Russell Global Opportunistic Credit Fund	13,544,729	140,052
Russell Strategic Bond Fund	145,685,048	1,580,683

		1,720,735

International Equities - 29.6%
Russell Emerging Markets Fund	8,913,623	195,743
Russell Global Equity Fund	50,255,656	486,475
Russell International Developed Markets Fund	21,229,234	735,593

		1,417,811

Real Assets - 10.2%
Russell Commodity Strategies Fund	15,786,488	195,121
Russell Global Infrastructure Fund	12,831,835	146,283
Russell Global Real Estate Securities Fund	3,790,651	146,129

		487,533

Total Investments - 100.0% (identified cost $4,216,588)		4,782,872

Other Assets and Liabilities, Net - 0.0%		926

Net Assets - 100.0%		4,783,798

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	11

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,125.30	$1,022.07
Expenses Paid During Period*	$2.90	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,121.70	$1,018.35
Expenses Paid During Period*	$6.84	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,126.20	$1,022.07
Expenses Paid During Period*	$2.90	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

12	Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,128.40	$1,024.20
Expenses Paid During Period*	$0.63	$0.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,126.10	$1,022.96
Expenses Paid During Period*	$1.95	$1.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,125.80	$1,021.72
Expenses Paid During Period*	$3.27	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,126.50	$1,023.31
Expenses Paid During Period*	$1.58	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Growth Strategy Fund	13

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 30.3%
Russell U.S. Core Equity Fund	14,322,668	431,685
Russell U.S. Quantitative Equity Fund	11,263,369	359,865
Russell U.S. Small & Mid Cap Fund	7,741,257	195,854

		987,404

Fixed Income - 17.1%
Russell Global Opportunistic Credit Fund	12,201,584	126,164
Russell Strategic Bond Fund	39,688,440	430,620

		556,784

International Equities - 38.5%
Russell Emerging Markets Fund	7,465,462	163,941
Russell Global Equity Fund	47,522,486	460,018
Russell International Developed Markets Fund	18,132,086	628,277

		1,252,236

Real Assets - 14.1%
Russell Commodity Strategies Fund	15,895,218	196,465
Russell Global Infrastructure Fund	11,539,785	131,553
Russell Global Real Estate Securities Fund	3,412,596	131,556

		459,574

Total Investments - 100.0% (identified cost $2,854,171)		3,255,998

Other Assets and Liabilities, Net - (0.0%)		(59)

Net Assets - 100.0%		3,255,939

See accompanying notes which are an integral part of the financial statements.

14	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,145.30	$1,022.07
Expenses Paid During Period*	$2.93	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,139.80	$1,018.35
Expenses Paid During Period*	$6.90	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,146.20	$1,022.07
Expenses Paid During Period*	$2.93	$82.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Equity Growth Strategy Fund	15

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,147.30	$1,024.20
Expenses Paid During Period*	$0.64	$0.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,146.50	$1,022.96
Expenses Paid During Period*	$1.97	$1.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,144.70	$1,021.72
Expenses Paid During Period*	$3.30	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,145.80	$1,023.31
Expenses Paid During Period*	$1.60	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

16	Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 35.8%
Russell U.S. Core Equity Fund	7,227,761	217,845
Russell U.S. Quantitative Equity Fund	6,421,444	205,165
Russell U.S. Small & Mid Cap Fund	4,021,099	101,734

		524,744

Fixed Income - 4.8%
Russell Global Opportunistic Credit Fund	6,836,049	70,685

International Equities - 44.3%
Russell Emerging Markets Fund	4,636,531	101,818
Russell Global Equity Fund	21,300,711	206,191
Russell International Developed Markets Fund	9,834,115	340,752

		648,761

Real Assets - 15.1%
Russell Commodity Strategies Fund	7,116,616	87,961
Russell Global Infrastructure Fund	5,165,910	58,891
Russell Global Real Estate Securities Fund	1,915,272	73,834

		220,686

Total Investments - 100.0% (identified cost $1,283,118)		1,464,876

Other Assets and Liabilities, Net - (0.0%)		(65)

Net Assets - 100.0%		1,464,811

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	17

Russell Investment Company

2015 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,071.90	$1,024.79
Expenses Paid During Period*	$–	$–

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,069.90	$1,023.55
Expenses Paid During Period*	$1.28	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,068.80	$1,022.32
Expenses Paid During Period*	$2.56	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

18	2015 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 17.2%
Russell U.S. Core Equity Fund	128,268	3,866
Russell U.S. Quantitative Equity Fund	121,142	3,870
Russell U.S. Small & Mid Cap Fund	65,651	1,661

		9,397

Fixed Income - 59.6%
Russell Investment Grade Bond Fund	494,796	10,876
Russell Strategic Bond Fund	2,004,806	21,752

		32,628

International Equities - 17.2%
Russell Emerging Markets Fund	49,878	1,095
Russell Global Equity Fund	343,867	3,329
Russell International Developed Markets Fund	144,675	5,013

		9,437

Real Assets - 6.0%
Russell Commodity Strategies Fund	133,295	1,647
Russell Global Real Estate Securities Fund	43,261	1,668

		3,315

Total Investments - 100.0% (identified cost $48,079)		54,777

Other Assets and Liabilities, Net - (0.0%)		(20)

Net Assets - 100.0%		54,757

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund	19

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,084.80	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,086.50	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,086.90	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

20	2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,085.00	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value	$1,000.00	$1,000.00
November 1, 2010
Ending Account Value
April 30, 2011	$1,083.00	$1,022.32
Expenses Paid During Period*	$2.58	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,085.90	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2020 Strategy Fund	21

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 22.6%
Russell U.S. Core Equity Fund	975,591	29,404
Russell U.S. Quantitative Equity Fund	920,663	29,415
Russell U.S. Small & Mid Cap Fund	428,657	10,845

		69,664

Fixed Income - 49.5%
Russell Investment Grade Bond Fund	1,387,053	30,488
Russell Strategic Bond Fund	11,237,711	121,929

		152,417

International Equities - 21.3%
Russell Emerging Markets Fund	357,641	7,854
Russell Global Equity Fund	2,248,349	21,764
Russell International Developed Markets Fund	1,038,060	35,969

		65,587

Real Assets - 6.6%
Russell Commodity Strategies Fund	877,720	10,849
Russell Global Real Estate Securities Fund	242,219	9,337

		20,186

Total Investments - 100.0% (identified cost $266,365)		307,854

Other Assets and Liabilities, Net - (0.0%)		(60)

Net Assets - 100.0%		307,794

See accompanying notes which are an integral part of the financial statements.

22	2020 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,108.10	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,107.10	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,106.30	$1,022.32
Expenses Paid During Period*	$2.61	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

2025 Strategy Fund	23

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 29.9%
Russell U.S. Core Equity Fund	237,221	7,150
Russell U.S. Quantitative Equity Fund	220,152	7,034
Russell U.S. Small & Mid Cap Fund	97,080	2,456

		16,640

Fixed Income - 35.8%
Russell Strategic Bond Fund	1,836,706	19,928

International Equities - 26.8%
Russell Emerging Markets Fund	80,733	1,773
Russell Global Equity Fund	486,008	4,705
Russell International Developed Markets Fund	243,561	8,439

		14,917

Real Assets - 7.6%
Russell Commodity Strategies Fund	197,986	2,447
Russell Global Real Estate Securities Fund	46,648	1,798

		4,245

Total Investments - 100.1% (identified cost $46,991)		55,730

Other Assets and Liabilities, Net - (0.1%)		(28)

Net Assets - 100.0%		55,702

See accompanying notes which are an integral part of the financial statements.

24	2025 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,137.00	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,133.90	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,137.70	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2030 Strategy Fund	25

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,136.90	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,134.70	$1,022.32
Expenses Paid During Period*	$2.65	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,137.70	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

26	2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 38.5%
Russell U.S. Core Equity Fund	1,379,067	41,565
Russell U.S. Quantitative Equity Fund	1,234,577	39,445
Russell U.S. Small & Mid Cap Fund	608,931	15,406

		96,416

Fixed Income - 16.8%
Russell Strategic Bond Fund	3,887,367	42,178

International Equities - 34.4%
Russell Emerging Markets Fund	472,831	10,383
Russell Global Equity Fund	2,711,609	26,249
Russell International Developed Markets Fund	1,432,465	49,635

		86,267

Real Assets - 10.3%
Russell Commodity Strategies Fund	1,213,287	14,996
Russell Global Real Estate Securities Fund	280,938	10,830

		25,826

Total Investments - 100.0% (identified cost $208,413)		250,687

Other Assets and Liabilities, Net - (0.0%)		(46)

Net Assets - 100.0%		250,641

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund	27

Russell Investment Company

2035 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,144.80	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,143.80	$1,023.55
Expenses Paid During Period*	$1.33	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,142.80	$1,022.32
Expenses Paid During Period*	$2.66	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

28	2035 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	171,161	5,159
Russell U.S. Quantitative Equity Fund	156,941	5,014
Russell U.S. Small & Mid Cap Fund	73,617	1,863

		12,036

Fixed Income - 10.0%
Russell Strategic Bond Fund	263,484	2,859

International Equities - 37.1%
Russell Emerging Markets Fund	58,588	1,287
Russell Global Equity Fund	340,546	3,296
Russell International Developed Markets Fund	174,579	6,049

		10,632

Real Assets - 11.0%
Russell Commodity Strategies Fund	138,935	1,717
Russell Global Real Estate Securities Fund	37,193	1,434

		3,151

Total Investments - 100.1% (identified cost $23,168)		28,678

Other Assets and Liabilities, Net - (0.1%)		(27)

Net Assets - 100.0%		28,651

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund	29

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,142.90	$1,023.55
Expenses Paid During Period*	$1.33	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,142.10	$1,023.55
Expenses Paid During Period*	$1.33	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,144.90	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

30	2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,144.00	$1,023.55
Expenses Paid During Period*	$1.33	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,142.00	$1,022.32
Expenses Paid During Period*	$2.66	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,144.90	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2040 Strategy Fund	31

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	1,190,924	35,894
Russell U.S. Quantitative Equity Fund	1,093,067	34,924
Russell U.S. Small & Mid Cap Fund	512,805	12,974

		83,792

Fixed Income - 9.9%
Russell Strategic Bond Fund	1,819,138	19,738

International Equities - 37.2%
Russell Emerging Markets Fund	408,546	8,972
Russell Global Equity Fund	2,379,055	23,029
Russell International Developed Markets Fund	1,223,046	42,378

		74,379

Real Assets - 11.0%
Russell Commodity Strategies Fund	967,370	11,956
Russell Global Real Estate Securities Fund	259,967	10,022

		21,978

Total Investments - 100.0% (identified cost $163,944)		199,887

Other Assets and Liabilities, Net - 0.0%		19

Net Assets - 100.0%		199,906

See accompanying notes which are an integral part of the financial statements.

32	2040 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,144.80	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,143.80	$1,023.55
Expenses Paid During Period*	$1.33	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,142.90	$1,022.32
Expenses Paid During Period*	$2.66	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

2045 Strategy Fund	33

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	103,441	3,118
Russell U.S. Quantitative Equity Fund	94,871	3,031
Russell U.S. Small & Mid Cap Fund	44,500	1,126

		7,275

Fixed Income - 10.0%
Russell Strategic Bond Fund	159,637	1,732

International Equities - 37.1%
Russell Emerging Markets Fund	35,493	780
Russell Global Equity Fund	205,772	1,992
Russell International Developed Markets Fund	104,974	3,637

		6,409

Real Assets - 11.0%
Russell Commodity Strategies Fund	84,081	1,039
Russell Global Real Estate Securities Fund	22,465	866

		1,905

Total Investments - 100.2% (identified cost $14,228)		17,321

Other Assets and Liabilities, Net - (0.2%)		(26)

Net Assets - 100.0%		17,295

See accompanying notes which are an integral part of the financial statements.

34	2045 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,145.50	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,144.50	$1,023.55
Expenses Paid During Period*	$1.33	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,142.30	$1,022.32
Expenses Paid During Period*	$2.66	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

2050 Strategy Fund	35

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	178,566	5,382
Russell U.S. Quantitative Equity Fund	163,771	5,232
Russell U.S. Small & Mid Cap Fund	76,818	1,944

		12,558

Fixed Income - 10.0%
Russell Strategic Bond Fund	275,575	2,990

International Equities - 37.0%
Russell Emerging Markets Fund	61,270	1,346
Russell Global Equity Fund	355,216	3,438
Russell International Developed Markets Fund	181,211	6,279

		11,063

Real Assets - 11.0%
Russell Commodity Strategies Fund	145,145	1,794
Russell Global Real Estate Securities Fund	38,781	1,495

		3,289

Total Investments - 100.1% (identified cost $22,600)		29,900

Other Assets and Liabilities, Net - (0.1%)		(28)

Net Assets - 100.0%		29,872

See accompanying notes which are an integral part of the financial statements.

36	2050 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,086.80	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class. May reflect amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,086.40	$1,023.55
Expenses Paid During Period*	$0.86	$0.83

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 120-day period annualized), multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since commencement of operations). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,085.50	$1,022.31
Expenses Paid During Period*	$1.71	$1.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the 120-day period annualized), multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since commencement of operations). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

2055 Strategy Fund	37

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	2,719	82
Russell U.S. Quantitative Equity Fund	2,494	80
Russell U.S. Small & Mid Cap Fund	1,170	29

		191

Fixed Income - 10.1%
Russell Strategic Bond Fund	4,196	46

International Equities - 36.9%
Russell Emerging Markets Fund	933	20
Russell Global Equity Fund	5,409	52
Russell International Developed Markets Fund	2,759	96

		168

Real Assets - 11.0%
Russell Commodity Strategies Fund	2,210	27
Russell Global Real Estate Securities Fund	591	23

		50

Total Investments - 100.0% (identified cost $425)		455

Other Assets and Liabilities, Net - (0.0%)		(—	)*

Net Assets - 100.0%		455

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

38	2055 Strategy Fund

Russell Investment Company

In Retirement Fund

Shareholder Expense Example — April 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2010 to April 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
February 28, 2011	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,053.50	$1,036.35
Expenses Paid During Period*	$—	$—

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 62-day period annualized), multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since commencement of operations). May reflect amounts waived, reimbursed or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,057.90	$1,024.79
Expenses Paid During Period†	$—	$—

*	There were no expenses charged to the Class. Reflect amounts waived and/or reimbursed. Without any waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,056.30	$1,023.55
Expenses Paid During Period†	$1.27	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

In Retirement Fund	39

Russell Investment Company

In Retirement Fund

Shareholder Expense Example, continued — April 30, 2011 (Unaudited)

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2010	$1,000.00	$1,000.00
Ending Account Value
April 30, 2011	$1,053.50	$1,022.32
Expenses Paid During Period†	$2.55	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

40	In Retirement Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — April 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 13.1%
Russell U.S. Core Equity Fund	187,529	5,652
Russell U.S. Quantitative Equity Fund	189,718	6,061
Russell U.S. Small & Mid Cap Fund	74,330	1,881

		13,594

Fixed Income - 67.8%
Russell Investment Grade Bond Fund	943,361	20,735
Russell Short Duration Bond Fund	426,615	8,285
Russell Strategic Bond Fund	3,822,282	41,472

		70,492

International Equities - 13.9%
Russell Emerging Markets Fund	56,716	1,246
Russell Global Equity Fund	605,690	5,863
Russell International Developed Markets Fund	212,094	7,349

		14,458

Real Assets - 5.2%
Russell Commodity Strategies Fund	219,575	2,714
Russell Global Real Estate Securities Fund	70,563	2,720

		5,434

Total Investments - 100.0% (identified cost $90,868)		103,978

Other Assets and Liabilities, Net - (0.0%)		(35)

Net Assets - 100.0%		103,943

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	41

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities — April 30, 2011 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Assets
Investments, at identified cost	$626,114	$1,063,993	$4,216,588	$2,854,171
Investments, at market	688,919	1,189,528	4,782,872	3,255,998
Receivables:
Investments sold	4	461	488	1,383
Fund shares sold	1,349	1,676	7,532	3,437
From affiliates	134	241	1,041	669
Prepaid expenses	5	9	34	23

Total assets	690,411	1,191,915	4,791,967	3,261,510

Liabilities
Payables:
Investments purchased	—	—	—	—
Fund shares redeemed	663	1,580	4,612	3,138
Accrued fees to affiliates	484	813	3,404	2,276
Other accrued expenses	47	64	153	157

Total liabilities	1,194	2,457	8,169	5,571

Net Assets	$689,217	$1,189,458	$4,783,798	$3,255,939

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(417)	$(695)	$(2,927)	$(1,946)
Accumulated net realized gain (loss)	(11,825)	(63,889)	(466,185)	(472,019)
Unrealized appreciation (depreciation) on investments	62,805	125,535	566,284	401,827
Shares of beneficial interest	637	1,073	4,316	3,051
Additional paid-in capital	638,017	1,127,434	4,682,310	3,325,026

Net Assets	$689,217	$1,189,458	$4,783,798	$3,255,939

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(a)	$10.81	$11.08	$11.09	$10.69
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.47	$11.76	$11.77	$11.34
Class A — Net assets	$108,400,492	$229,327,239	$1,184,858,783	$866,819,390
Class A — Shares outstanding ($.01 par value)	10,023,910	20,696,209	106,861,759	81,099,209
Net asset value per share: Class C(a)	$10.73	$11.00	$11.00	$10.55
Class C — Net assets	$179,485,067	$298,118,461	$1,414,840,432	$870,962,556
Class C — Shares outstanding ($.01 par value)	16,720,419	27,094,676	128,678,391	82,591,052
Net asset value per share: Class E(a)	$10.84	$11.09	$11.12	$10.71
Class E — Net assets	$78,966,589	$137,409,693	$454,351,440	$367,285,479
Class E — Shares outstanding ($.01 par value)	7,282,921	12,392,935	40,867,875	34,300,181
Net asset value per share: Class R1(a)	$10.88	$11.13	$11.18	$10.78
Class R1 — Net assets	$20,643,019	$37,706,464	$155,050,572	$93,482,606
Class R1 — Shares outstanding ($.01 par value)	1,897,874	3,387,610	13,870,422	8,673,580
Net asset value per share: Class R2(a)	$10.83	$11.10	$11.11	$10.71
Class R2 — Net assets	$14,657,941	$22,068,669	$91,749,026	$74,360,176
Class R2 — Shares outstanding ($.01 par value)	1,353,415	1,988,962	8,255,385	6,940,275
Net asset value per share: Class R3(a)	$10.88	$11.13	$11.12	$10.73
Class R3 — Net assets	$200,554,102	$290,487,607	$848,167,354	$648,592,869
Class R3 — Shares outstanding ($.01 par value)	18,433,654	26,106,991	76,274,595	60,472,997
Net asset value per share: Class S(a)	$10.88	$11.12	$11.18	$10.78
Class S — Net assets	$86,510,032	$174,339,527	$634,780,584	$334,435,583
Class S — Shares outstanding ($.01 par value)	7,950,558	15,673,882	56,777,342	31,017,460

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

42	Statements of Assets and Liabilities

Equity Growth Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund

$1,283,118	$48,079	$266,365	$46,991	$208,413	$23,168	$163,944
1,464,876	54,777	307,854	55,730	250,687	28,678	199,887

305	—	72	—	—	—	—
1,748	73	443	139	476	128	544
378	—	—	—	—	—	—
11	18	17	11	14	9	17

1,467,318	54,868	308,386	55,880	251,177	28,815	200,448

—	73	—	136	362	124	314
1,357	—	498	3	86	4	154
1,070	8	56	9	46	6	37
80	30	38	30	42	30	37

2,507	111	592	178	536	164	542

$1,464,811	$54,757	$307,794	$55,702	$250,641	$28,651	$199,906

$1,258	$(9)	$(60)	$(9)	$(48)	$(6)	$(39)
(335,151)	(157)	(9,015)	(208)	(10,146)	(273)	(6,694)
181,758	6,698	41,489	8,739	42,274	5,510	35,943
1,486	53	274	54	228	28	180
1,615,460	48,172	275,106	47,126	218,333	23,392	170,516

$1,464,811	$54,757	$307,794	$55,702	$250,641	$28,651	$199,906

$10.18	$—	$11.22	$—	$11.06	$—	$11.13

$10.80	$—	$11.90	$—	$11.73	$—	$11.81
$278,025,716	$—	$2,148,854	$—	$2,122,760	$—	$1,175,867
27,313,082	—	191,453	—	192,004	—	105,647
$9.39	$—	$—	$—	$—	$—	$—
$422,051,683	$—	$—	$—	$—	$—	$—
44,927,641	—	—	—	—	—	—
$9.97	$—	$11.24	$—	$10.98	$—	$11.13
$150,268,408	$—	$2,543,825	$—	$1,141,917	$—	$1,122,105
15,078,665	—	226,247	—	104,046	—	100,843
$10.18	$10.41	$11.24	$10.25	$11.00	$10.25	$11.15
$46,519,433	$30,042,915	$106,764,734	$28,220,396	$76,135,974	$10,509,694	$51,402,710
4,568,737	2,887,065	9,502,221	2,752,431	6,921,452	1,025,292	4,611,656
$9.98	$10.39	$11.21	$10.24	$10.98	$10.24	$11.13
$42,071,084	$9,756,697	$77,466,443	$11,973,931	$67,080,323	$8,631,276	$61,274,002
4,215,712	938,887	6,907,588	1,169,250	6,111,393	843,250	5,505,548
$9.90	$10.39	$11.19	$10.22	$10.97	$10.23	$11.11
$307,623,713	$14,957,585	$100,020,444	$15,507,707	$80,708,613	$9,510,481	$61,951,447
31,080,565	1,440,198	8,935,535	1,517,948	7,354,414	929,913	5,578,304
$10.18	$—	$11.23	$—	$11.00	$—	$11.15
$218,250,988	$—	$18,849,661	$—	$23,451,430	$—	$22,979,550
21,432,739	—	1,677,901	—	2,132,294	—	2,061,539

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	43

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2011 (Unaudited)

Amounts in thousands	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund		In Retirement Fund

Assets
Investments, at identified cost	$14,228	$22,600	$425		$90,868
Investments, at market	17,321	29,900	455		103,978
Receivables:
Investments sold	—	—	—		—
Fund shares sold	179	248	21		130
From affiliates	—	—	—		—
Prepaid expenses	8	8	—		46

Total assets	17,508	30,156	476		104,154

Liabilities
Payables:
Investments purchased	180	247	21		128
Fund shares redeemed	—	—	—		—
Accrued fees to affiliates	3	6	—	*	23
Other accrued expenses	30	31	—		60

Total liabilities	213	284	21		211

Net Assets	$17,295	$29,872	$455		$103,943

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(4)	$(6)	$—	*	$(22)
Accumulated net realized gain (loss)	(191)	(182)	—	*	(41)
Unrealized appreciation (depreciation) on investments	3,093	7,300	30		13,110
Shares of beneficial interest	17	29	—	*	99
Additional paid-in capital	14,380	22,731	425		90,797

Net Assets	$17,295	$29,872	$455		$103,943

* Less than $500
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(a)	$—	$—	$—		$10.47
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$—	$—	$—		$11.11
Class A — Net assets	$—	$—	$—		$1,060,667
Class A — Shares outstanding ($.01 par value)	—	—	—		101,262
Net asset value per share: Class C(a)	$—	$—	$—		$—
Class C — Net assets	$—	$—	$—		$—
Class C — Shares outstanding ($.01 par value)	—	—	—		—
Net asset value per share: Class E(a)	$—	$—	$—		$—
Class E — Net assets	$—	$—	$—		$—
Class E — Shares outstanding ($.01 par value)	—	—	—		—
Net asset value per share: Class R1(a)	$10.25	$10.34	$10.85		$10.49
Class R1 — Net assets	$4,596,618	$4,790,095	$108,692		$36,595,459
Class R1 — Shares outstanding ($.01 par value)	448,285	463,143	10,017		3,489,992
Net asset value per share: Class R2(a)	$10.24	$10.33	$10.85		$10.48
Class R2 — Net assets	$9,492,176	$19,802,454	$237,013		$29,646,055
Class R2 — Shares outstanding ($.01 par value)	926,940	1,917,194	21,852		2,830,036
Net asset value per share: Class R3(a)	$10.23	$10.32	$10.85		$10.45
Class R3 — Net assets	$3,206,485	$5,279,719	$109,502		$36,640,975
Class R3 — Shares outstanding ($.01 par value)	313,582	511,431	10,096		3,505,078
Net asset value per share: Class S(a)	$—	$—	$—		$—
Class S — Net assets	$—	$—	$—		$—
Class S — Shares outstanding ($.01 par value)	—	—	—		—

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

44	Statements of Assets and Liabilities

(This page intentionally left blank)

Russell Investment Company

LifePoints® Funds

Statements of Operations — For the Period Ended April 30, 2011 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund

Investment Income
Income distribution from Underlying Funds	$20,293	$33,040

Expenses
Advisory fees	680	1,114
Administrative fees	170	279
Custodian fees	17	17
Distribution fees - Class A	130	277
Distribution fees - Class C	651	1,041
Distribution fees - Class R3	251	353
Transfer agent fees - Class A	93	199
Transfer agent fees - Class C	156	250
Transfer agent fees - Class E	74	129
Transfer agent fees - Class R1	17	28
Transfer agent fees - Class R2	11	15
Transfer agent fees - Class R3	181	254
Transfer agent fees - Class S	80	128
Professional fees	33	47
Registration fees	97	150
Shareholder servicing fees - Class C	217	347
Shareholder servicing fees - Class E	103	179
Shareholder servicing fees - Class R2	16	20
Shareholder servicing fees - Class R3	251	353
Trustees’ fees	6	10
Printing fees	41	64
Miscellaneous	12	17

Expenses before reductions	3,287	5,271
Expense reductions	(852)	(1,321)

Net expenses	2,435	3,950

Net investment income (loss)	17,858	29,090

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	676	(728)
Capital gain distributions from Underlying Funds	1,125	1,791

Net realized gain (loss)	1,801	1,063
Net change in unrealized appreciation (depreciation) on investments	5,370	43,273

Net realized and unrealized gain (loss)	7,171	44,336

Net Increase (Decrease) in Net Assets from Operations	$25,029	$73,426

See accompanying notes which are an integral part of the financial statements.

46	Statements of Operations

Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

$114,503	$65,532	$24,196	$1,378	$7,575	$1,112	$4,419

4,549	3,075	1,409	—	—	—	—
1,137	769	352	—	—	—	—
17	17	16	—	—	—	—
1,401	1,022	333	—	3	—	2
5,002	3,071	1,498	—	—	—	—
1,034	777	370	16	114	17	93
1,009	736	239	—	—	—	—
1,201	736	360	—	—	—	—
429	336	141	—	—	—	—
118	72	38	—	—	—	—
61	48	31	—	—	—	—
745	560	266	—	—	—	—
531	279	193	—	—	—	—
139	89	56	—	—	—	—
165	172	139	—	—	—	—
1,667	1,024	500	—	—	—	—
596	467	196	—	10	—	8
85	67	43	10	78	13	66
1,034	777	370	17	114	17	93
43	29	13	—	—	—	—
295	268	115	—	—	—	—
49	42	20	—	—	—	—

21,307	14,433	6,698	43	319	47	262
(4,569)	(3,281)	(1,604)	—	—	—	—

16,738	11,152	5,094	43	319	47	262

97,765	54,380	19,102	1,335	7,256	1,065	4,157

(11,087)	(12,204)	(4,569)	(13)	76	67	(188)
178	167	75	63	12	—	—

(10,909)	(12,037)	(4,494)	50	88	67	(188)
339,146	324,371	175,591	1,975	15,701	3,755	24,594

328,237	312,334	171,097	2,025	15,789	3,822	24,406

$426,002	$366,714	$190,199	$3,360	$23,045	$4,887	$28,563

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	47

Russell Investment Company

Russell Funds

Statements of Operations, continued — For the Period Ended April 30, 2011 (Unaudited)

Amounts in thousands	2035 Strategy Fund	2040 Strategy Fund

Investment Income
Income distribution from Underlying Funds	$414	$3,247

Expenses
Advisory fees	—	—
Administrative fees	—	—
Custodian fees	—	—
Distribution fees - Class A	—	1
Distribution fees - Class C	—	—
Distribution fees - Class R3	10	70
Transfer agent fees - Class A	—	—
Transfer agent fees - Class C	—	—
Transfer agent fees - Class E	—	—
Transfer agent fees - Class R1	—	—
Transfer agent fees - Class R2	—	—
Transfer agent fees - Class R3	—	—
Transfer agent fees - Class S	—	—
Professional fees	—	—
Registration fees	—	—
Shareholder servicing fees - Class C	—	—
Shareholder servicing fees - Class E	—	8
Shareholder servicing fees - Class R2	9	59
Shareholder servicing fees - Class R3	10	70
Trustees’ fees	—	—
Printing fees	—	—
Miscellaneous	—	—

Expenses before reductions	29	208
Expense reductions	—	—

Net expenses	29	208

Net investment income (loss)	385	3,039

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	37	69
Capital gain distributions from Underlying Funds	—	—

Net realized gain (loss)	37	69
Net change in unrealized appreciation (depreciation) on investments	2,762	20,544

Net realized and unrealized gain (loss)	2,799	20,613

Net Increase (Decrease) in Net Assets from Operations	$3,184	$23,652

(b)	For the period December 31, 2010 (date of first issue) to April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

48	Statements of Operations

2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund(b)		In Retirement Fund

$232	$440	$—	*	$586

—	—	—		—

—	—	—		—
—	—	—		—
—	—	—		—
3	6	—	*	17
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
—	—	—		—
9	21	—	*	16
4	5	—	*	17
—	—	—		—
—	—	—		—
—	—	—		—

16	32	—	*	50
—	—	—		—

16	32	—	*	50

216	408	—	*	536

22	35	—	*	(29)
—	—	—		11

22	35	—	*	(18)
1,569	2,867	30		2,448

1,591	2,902	30		2,430

$1,807	$3,310	$30		$2,966

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	49

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets

	Conservative Strategy Fund		Moderate Strategy Fund
Amounts in thousands	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$17,858	$15,234	$29,090	$23,994
Net realized gain (loss)	1,801	(712)	1,063	(27,863)
Net change in unrealized appreciation (depreciation)	5,370	56,022	43,273	144,408

Net increase (decrease) in net assets from operations	25,029	70,544	73,426	140,539

Distributions
From net investment income
Class A	(2,731)	(2,415)	(6,057)	(5,077)
Class C	(4,367)	(2,917)	(6,919)	(4,438)
Class E	(2,318)	(2,336)	(4,151)	(3,980)
Class R1	(509)	(286)	(868)	(474)
Class R2	(315)	(171)	(334)	(156)
Class R3	(5,520)	(4,789)	(7,715)	(6,396)
Class S	(2,547)	(2,542)	(3,780)	(3,662)
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—

Net decrease in net assets from distributions	(18,307)	(15,456)	(29,824)	(24,183)

Share Transactions
Net increase (decrease) in net assets from share transactions	(14,348)	117,649	48,487	11,319

Total Net Increase (Decrease) in Net Assets	(7,626)	172,737	92,089	127,675

Net Assets
Beginning of period	696,843	524,106	1,097,369	969,694

End of period	$689,217	$696,843	$1,189,458	$1,097,369

Undistributed (overdistributed) net investment income included in net assets	$(417)	$32	$(695)	$39

See accompanying notes which are an integral part of the financial statements.

50	Statements of Changes in Net Assets

Balanced Strategy Fund		Growth Strategy Fund		Equity Growth Strategy Fund		2015 Strategy Fund
Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

$97,765	$87,309	$54,380	$42,714	$19,102	$13,790	$1,335	$668
(10,909)	(193,359)	(12,037)	(269,462)	(4,494)	(166,471)	50	53
339,146	729,774	324,371	666,723	175,591	358,771	1,975	3,425

426,002	623,724	366,714	439,975	190,199	206,090	3,360	4,146

(25,115)	(23,966)	(15,139)	(12,307)	(3,301)	(2,988)	—	—
(27,704)	(19,074)	(14,002)	(8,745)	(4,879)	(4,356)	—	—
(11,480)	(11,787)	(7,528)	(6,420)	(2,141)	(2,048)	—	—
(3,037)	(1,653)	(1,594)	(480)	(544)	(201)	(790)	(324)
(1,092)	(624)	(692)	(291)	(399)	(239)	(224)	(143)
(18,759)	(16,855)	(11,535)	(8,770)	(3,796)	(3,407)	(330)	(209)
(13,505)	(13,833)	(5,902)	(5,636)	(2,784)	(2,531)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(79)	—
—	—	—	—	—	—	(23)	—
—	—	—	—	—	—	(35)	—
—	—	—	—	—	—	—	—

(100,692)	(87,792)	(56,392)	(42,649)	(17,844)	(15,770)	(1,481)	(676)

(20,994)	(205,829)	(79,882)	(214,354)	(74,607)	(169,511)	11,516	25,047

304,316	330,103	230,440	182,972	97,748	20,809	13,395	28,517

4,479,482	4,149,379	3,025,499	2,842,527	1,367,063	1,346,254	41,362	12,845

$4,783,798	$4,479,482	$3,255,939	$3,025,499	$1,464,811	$1,367,063	$54,757	$41,362

$(2,927)	$—	$(1,946)	$66	$1,258	$—	$(9)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	51

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2020 Strategy Fund		2025 Strategy Fund
Amounts in thousands	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,256	$5,633	$1,065	$558
Net realized gain (loss)	88	(2,193)	67	(61)
Net change in unrealized appreciation (depreciation)	15,701	28,462	3,755	3,780

Net increase (decrease) in net assets from operations	23,045	31,902	4,887	4,277

Distributions
From net investment income
Class A	(68)	(52)	—	—
Class C	—	—	—	—
Class E	(422)	(364)	—	—
Class R1	(2,649)	(1,599)	(563)	(252)
Class R2	(1,384)	(962)	(221)	(150)
Class R3	(2,347)	(2,032)	(290)	(156)
Class S	(446)	(636)	—	—
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	(1)	—
Class R2	—	—	(1)	—
Class R3	—	—	(1)	—
Class S	—	—	—	—
From return of capital

Net decrease in net assets from distributions	(7,316)	(5,645)	(1,077)	(558)

Share Transactions
Net increase (decrease) in net assets from share transactions	39,377	48,969	12,516	23,657

Total Net Increase (Decrease) in Net Assets	55,106	75,226	16,326	27,376

Net Assets
Beginning of period	252,688	177,462	39,376	12,000

End of period	$307,794	$252,688	$55,702	$39,376

Undistributed (overdistributed) net investment income included in net assets	$(60)	$—	$(9)	$—

See accompanying notes which are an integral part of the financial statements.

52	Statements of Changes in Net Assets

2030 Strategy Fund		2035 Strategy Fund		2040 Strategy Fund		2045 Strategy Fund
Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

$4,157	$3,016	$385	$220	$3,039	$2,243	$216	$125
(188)	(4,962)	37	(95)	69	(3,250)	22	(139)
24,594	29,327	2,762	1,995	20,544	22,034	1,569	1,243

28,563	27,381	3,184	2,120	23,652	21,027	1,807	1,229

(33)	(32)	—	—	(19)	(16)	—	—
—	—	—	—	—	—	—	—
(290)	(227)	—	—	(310)	(252)	—	—
(1,280)	(788)	(148)	(90)	(817)	(502)	(54)	(38)
(813)	(575)	(115)	(72)	(617)	(452)	(125)	(71)
(1,376)	(1,008)	(128)	(58)	(960)	(726)	(41)	(16)
(413)	(405)	—	—	(355)	(308)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(4,205)	(3,035)	(391)	(220)	(3,078)	(2,256)	(220)	(125)

25,794	36,797	5,857	11,559	21,737	35,211	4,522	5,106

50,152	61,143	8,650	13,459	42,311	53,982	6,109	6,210

200,489	139,346	20,001	6,542	157,595	103,613	11,186	4,976

$250,641	$200,489	$28,651	$20,001	$199,906	$157,595	$17,295	$11,186

$(48)	$—	$(6)	$—	$(39)	$—	$(4)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	53

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2050 Strategy Fund		2055 Strategy Fund
Amounts in thousands	Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010	Period Ended April 30, 2011(ß) (Unaudited)

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$408	$252	$—	*
Net realized gain (loss)	35	(63)	—	*
Net change in unrealized appreciation (depreciation)	2,867	2,418	30

Net increase (decrease) in net assets from operations	3,310	2,607	30

Distributions
From net investment income
Class A	—	—	—
Class C	—	—	—
Class E	—	—	—
Class R1	(61)	(23)	—	*
Class R2	(283)	(198)	—	*
Class R3	(70)	(31)	—	*
Class S	—	—	—
From net realized gain
Class A	—	—	—
Class C	—	—	—
Class E	—	—	—
Class R1	(5)	(2)	—
Class R2	(26)	(26)	—
Class R3	(7)	(4)	—
Class S	—	—	—
From return of capital

Net decrease in net assets from distributions	(452)	(284)	—	*

Share Transactions
Net increase (decrease) in net assets from share transactions	5,251	8,556	425

Total Net Increase (Decrease) in Net Assets	8,109	10,879	455

Net Assets
Beginning of period	21,763	10,884	—

End of period	$29,872	$21,763	$455

Undistributed (overdistributed) net investment income included in net assets	$(6)	$—	$—	*

* Less than $500. ß For the period December 31, 2010 (date of first issue) to April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

54	Statements of Changes in Net Assets

In Retirement Fund
Period Ended April 30, 2011 (Unaudited)	Fiscal Year Ended October 31, 2010

$536	$141
(18)	31
2,448	503

2,966	675

(4)	—
—	—
—	—
(169)	(13)
(225)	(97)
(160)	(31)
—	—

—	—
—	—
—	—
(5)	—
(18)	—
(5)	—
—	—

(586)	(141)

95,592	2,128

97,972	2,662

5,971	3,309

$103,943	$5,971

$(22)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	55

Russell Investment Company

LifePoints® Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Conservative Strategy Fund
Class A
April 30, 2011*	10.71	.28	.11	.39	(.29)	—	—
October 31, 2010	9.79	.28	.93	1.21	(.29)	—	—
October 31, 2009	8.79	.35	1.11	1.46	(.41)	(.05)	—
October 31, 2008	11.03	.52	(2.16)	(1.64)	(.48)	(.12)	—
October 31, 2007	10.98	.42	.29	.71	(.42)	(.24)	—
October 31, 2006	10.66	.34	.40	.74	(.35)	(.07)	—
Class C
April 30, 2011*	10.64	.24	.11	.35	(.26)	—	—
October 31, 2010	9.75	.20	.90	1.10	(.21)	—	—
October 31, 2009	8.75	.28	1.12	1.40	(.35)	(.05)	—
October 31, 2008	10.99	.46	(2.17)	(1.71)	(.41)	(.12)	—
October 31, 2007	10.93	.34	.30	.64	(.34)	(.24)	—
October 31, 2006	10.62	.25	.39	.64	(.26)	(.07)	—
Class E
April 30, 2011*	10.73	.29	.11	.40	(.29)	—	—
October 31, 2010	9.82	.28	.92	1.20	(.29)	—	—
October 31, 2009	8.81	.35	1.12	1.47	(.41)	(.05)	—
October 31, 2008	11.06	.55	(2.20)	(1.65)	(.48)	(.12)	—
October 31, 2007	11.00	.42	.30	.72	(.42)	(.24)	—
October 31, 2006	10.68	.30	.43	.73	(.34)	(.07)	—
Class R1
April 30, 2011*	10.76	.29	.14	.43	(.31)	—	—
October 31, 2010	9.85	.29	.93	1.22	(.31)	—	—
October 31, 2009	8.83	.36	1.15	1.51	(.44)	(.05)	—
October 31, 2008	11.08	.56	(2.18)	(1.62)	(.51)	(.12)	—
October 31, 2007(11)	10.77	.40	.22	.62	(.31)	—	—
Class R2
April 30, 2011*	10.72	.27	.14	.41	(.30)	—	—
October 31, 2010	9.81	.28	.92	1.20	(.29)	—	—
October 31, 2009	8.80	.35	1.12	1.47	(.41)	(.05)	—
October 31, 2008	11.05	.50	(2.14)	(1.64)	(.49)	(.12)	—
October 31, 2007	10.99	.40	.31	.71	(.41)	(.24)	—
October 31, 2006(2)	10.86	.33	.09	.42	(.29)	—	—
Class R3(3)
April 30, 2011*	10.77	.29	.11	.40	(.29)	—	—
October 31, 2010	9.85	.26	.92	1.18	(.26)	—	—
October 31, 2009	8.84	.33	1.12	1.45	(.39)	(.05)	—
October 31, 2008	11.09	.52	(2.19)	(1.67)	(.46)	(.12)	—
October 31, 2007	11.03	.39	.30	.69	(.39)	(.24)	—
October 31, 2006	10.71	.31	.40	.71	(.32)	(.07)	—
Class S
April 30, 2011*	10.77	.31	.10	.41	(.30)	—	—
October 31, 2010	9.85	.30	.93	1.23	(.31)	—	—
October 31, 2009	8.84	.38	1.11	1.49	(.43)	(.05)	—
October 31, 2008	11.09	.57	(2.19)	(1.62)	(.51)	(.12)	—
October 31, 2007	11.03	.44	.31	.75	(.45)	(.24)	—
October 31, 2006	10.72	.36	.39	.75	(.37)	(.07)	—

See accompanying notes which are an integral part of the financial statements.

56	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.29)	10.81	3.73	108,400	.55	.74	2.60	8
(.29)	10.71	12.55	103,561	.54	.73	2.74	38
(.46)	9.79	17.41	74,240	.50	.73	3.93	17
(.60)	8.79	(15.56)	55,163	.27	.66	5.05	86
(.66)	11.03	6.76	52,516	.25	.65	3.87	79
(.42)	10.98	7.04	46,364	.25	.65	3.14	16

(.26)	10.73	3.43	179,485	1.30	1.49	2.30	8
(.21)	10.64	11.48	174,211	1.29	1.48	1.95	38
(.40)	9.75	16.66	116,776	1.25	1.48	3.16	17
(.53)	8.75	(16.24)	88,276	1.02	1.41	4.50	86
(.58)	10.99	6.04	84,747	1.00	1.40	3.10	79
(.33)	10.93	6.16	80,692	1.00	1.40	2.34	16

(.29)	10.84	3.82	78,967	.55	.74	2.75	8
(.29)	10.73	12.39	89,672	.54	.72	2.77	38
(.46)	9.82	17.48	77,702	.50	.73	3.92	17
(.60)	8.81	(15.60)	66,526	.27	.66	5.27	86
(.66)	11.06	6.84	83,894	.25	.65	3.84	79
(.41)	11.00	6.96	80,224	.25	.65	2.90	16

(.31)	10.88	4.09	20,643	.12	.49	2.77	8
(.31)	10.76	12.64	18,008	.27	.48	2.83	38
(.49)	9.85	17.85	7,662	.25	.48	4.02	17
(.63)	8.83	(15.36)	3,026	.02	.42	5.44	86
(.31)	11.08	5.72	1,914	—	.40	2.98	79

(.30)	10.83	3.91	14,658	.37	.74	2.53	8
(.29)	10.72	12.43	8,458	.52	.73	2.69	38
(.46)	9.81	17.44	4,571	.50	.74	3.97	17
(.61)	8.80	(15.60)	5,701	.27	.66	4.84	86
(.65)	11.05	6.75	3,156	.25	.65	3.64	79
(.29)	10.99	3.95	1,466	.25	.67	2.72	16

(.29)	10.88	3.79	200,554	.62	.99	2.68	8
(.26)	10.77	12.18	209,751	.77	.97	2.52	38
(.44)	9.85	17.13	175,502	.75	.98	3.68	17
(.58)	8.84	(15.78)	160,491	.52	.91	5.03	86
(.63)	11.09	6.53	194,815	.50	.90	3.59	79
(.39)	11.03	6.74	187,837	.50	.90	2.85	16

(.30)	10.88	3.91	86,510	.30	.49	2.90	8
(.31)	10.77	12.73	93,182	.29	.47	2.93	38
(.48)	9.85	17.71	67,653	.25	.48	4.18	17
(.63)	8.84	(15.34)	48,347	.02	.41	5.48	86
(.69)	11.09	7.10	55,999	—	.40	4.02	79
(.44)	11.03	7.16	46,312	—	.40	3.36	16

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	57

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Moderate Strategy Fund
Class A
April 30, 2011*	10.68	.29	.40	.69	(.29)	—	—
October 31, 2010	9.55	.25	1.14	1.39	(.26)	—	—
October 31, 2009	8.53	.28	1.21	1.49	(.36)	(.11)	—
October 31, 2008	12.09	.58	(3.32)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.54	.42	.74	1.16	(.43)	(.18)	—
October 31, 2006	10.81	.29	.81	1.10	(.30)	(.07)	—
Class C
April 30, 2011*	10.62	.24	.41	.65	(.27)	—	—
October 31, 2010	9.50	.17	1.13	1.30	(.18)	—	—
October 31, 2009	8.49	.22	1.19	1.41	(.29)	(.11)	—
October 31, 2008	12.04	.50	(3.31)	(2.81)	(.45)	(.29)	—
October 31, 2007	11.49	.33	.73	1.06	(.33)	(.18)	—
October 31, 2006	10.77	.21	.80	1.01	(.22)	(.07)	—
Class E
April 30, 2011*	10.68	.30	.40	.70	(.29)	—	—
October 31, 2010	9.55	.26	1.13	1.39	(.26)	—	—
October 31, 2009	8.54	.28	1.20	1.48	(.36)	(.11)	—
October 31, 2008	12.10	.59	(3.33)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.55	.42	.74	1.16	(.43)	(.18)	—
October 31, 2006	10.82	.29	.81	1.10	(.30)	(.07)	—
Class R1
April 30, 2011*	10.72	.30	.42	.72	(.31)	—	—
October 31, 2010	9.59	.27	1.14	1.41	(.28)	—	—
October 31, 2009	8.56	.29	1.23	1.52	(.38)	(.11)	—
October 31, 2008	12.14	.56	(3.30)	(2.74)	(.55)	(.29)	—
October 31, 2007	11.58	.33	.87	1.20	(.46)	(.18)	—
October 31, 2006(9)	11.47	.11	.09	.20	(.09)	—	—
Class R2
April 30, 2011*	10.69	.21	.50	.71	(.30)	—	—
October 31, 2010	9.56	.25	1.14	1.39	(.26)	—	—
October 31, 2009	8.53	.29	1.20	1.49	(.35)	(.11)	—
October 31, 2008	12.09	.45	(3.19)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.54	.39	.76	1.15	(.42)	(.18)	—
October 31, 2006(2)	11.25	.25	.27	.52	(.23)	—	—
Class R3(3)
April 30, 2011*	10.72	.29	.41	.70	(.29)	—	—
October 31, 2010	9.59	.23	1.13	1.36	(.23)	—	—
October 31, 2009	8.56	.26	1.21	1.47	(.33)	(.11)	—
October 31, 2008	12.13	.56	(3.34)	(2.78)	(.50)	(.29)	—
October 31, 2007	11.58	.39	.73	1.12	(.39)	(.18)	—
October 31, 2006	10.84	.27	.81	1.08	(.27)	(.07)	—
Class S
April 30, 2011*	10.72	.28	.43	.71	(.31)	—	—
October 31, 2010	9.58	.28	1.14	1.42	(.28)	—	—
October 31, 2009	8.56	.30	1.21	1.51	(.38)	(.11)	—
October 31, 2008	12.13	.61	(3.34)	(2.73)	(.55)	(.29)	—
October 31, 2007	11.58	.45	.74	1.19	(.46)	(.18)	—
October 31, 2006	10.84	.32	.82	1.14	(.33)	(.07)	—

See accompanying notes which are an integral part of the financial statements.

58	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.29)	11.08	6.65	229,327	.55	.73	2.69	6
(.26)	10.68	14.75	220,380	.54	.71	2.51	48
(.47)	9.55	18.43	182,901	.51	.72	3.34	17
(.82)	8.53	(24.05)	162,970	.27	.64	5.36	86
(.61)	12.09	10.36	211,856	.25	.63	3.56	78
(.37)	11.54	10.34	165,654	.25	.63	2.63	6

(.27)	11.00	6.28	298,118	1.30	1.48	2.27	6
(.18)	10.62	13.87	270,529	1.29	1.46	1.74	48
(.40)	9.50	17.54	221,669	1.26	1.46	2.59	17
(.74)	8.49	(24.67)	196,167	1.02	1.39	4.65	86
(.51)	12.04	9.52	262,501	1.00	1.38	2.86	78
(.29)	11.49	9.51	252,478	1.00	1.38	1.88	6

(.29)	11.09	6.74	137,410	.55	.73	2.83	6
(.26)	10.68	14.74	155,540	.54	.71	2.54	48
(.47)	9.55	18.28	150,712	.51	.72	3.36	17
(.82)	8.54	(24.03)	144,684	.27	.64	5.46	86
(.61)	12.10	10.34	208,296	.25	.63	3.60	78
(.37)	11.55	10.32	181,883	.25	.63	2.64	6

(.31)	11.13	6.92	37,706	.12	.49	2.75	6
(.28)	10.72	14.97	28,704	.27	.47	2.64	48
(.49)	9.59	18.79	14,348	.26	.46	3.28	17
(.84)	8.56	(23.92)	3,047	.02	.40	5.29	86
(.64)	12.14	10.70	2,104	—	.38	2.74	78
(.09)	11.58	.96	215	—	.20	.89	6

(.30)	11.10	6.84	22,069	.37	.74	1.99	6
(.26)	10.69	14.74	7,221	.52	.71	2.50	48
(.46)	9.56	18.42	5,738	.51	.72	3.51	17
(.82)	8.53	(24.03)	12,817	.27	.65	4.26	86
(.60)	12.09	10.28	4,068	.25	.63	3.26	78
(.23)	11.54	4.68	1,654	.25	.64	2.01	6

(.29)	11.13	6.71	290,488	.62	.98	2.68	6
(.23)	10.72	14.39	288,375	.77	.96	2.32	48
(.44)	9.59	18.19	276,878	.76	.97	3.09	17
(.79)	8.56	(24.27)	265,507	.52	.89	5.22	86
(.57)	12.13	10.02	394,039	.50	.88	3.36	78
(.34)	11.58	10.13	364,759	.50	.88	2.39	6

(.31)	11.12	6.75	174,340	.30	.49	2.65	6
(.28)	10.72	15.09	126,620	.29	.46	2.77	48
(.49)	9.58	18.65	117,448	.26	.47	3.54	17
(.84)	8.56	(23.85)	89,799	.02	.39	5.67	86
(.64)	12.13	10.61	158,313	—	.38	3.86	78
(.40)	11.58	10.67	126,487	—	.38	2.89	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	59

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Balanced Strategy Fund
Class A
April 30, 2011*	10.33	.23	.77	1.00	(.24)	—	—
October 31, 2010	9.12	.22	1.21	1.43	(.22)	—	—
October 31, 2009	8.35	.20	1.17	1.37	(.24)	(.36)	—
October 31, 2008	13.10	.57	(4.37)	(3.80)	(.55)	(.40)	—
October 31, 2007	12.18	.40	1.18	1.58	(.42)	(.24)	—
October 31, 2006	10.99	.25	1.27	1.52	(.26)	(.07)	—
Class C
April 30, 2011*	10.27	.19	.76	.95	(.22)	—	—
October 31, 2010	9.07	.14	1.21	1.35	(.15)	—	—
October 31, 2009	8.31	.14	1.16	1.30	(.18)	(.36)	—
October 31, 2008	13.03	.48	(4.34)	(3.86)	(.46)	(.40)	—
October 31, 2007	12.12	.30	1.18	1.48	(.33)	(.24)	—
October 31, 2006	10.93	.17	1.27	1.44	(.18)	(.07)	—
Class E
April 30, 2011*	10.36	.25	.75	1.00	(.24)	—	—
October 31, 2010	9.15	.22	1.21	1.43	(.22)	—	—
October 31, 2009	8.37	.20	1.18	1.38	(.24)	(.36)	—
October 31, 2008	13.12	.58	(4.38)	(3.80)	(.55)	(.40)	—
October 31, 2007	12.20	.41	1.17	1.58	(.42)	(.24)	—
October 31, 2006	11.00	.26	1.27	1.53	(.26)	(.07)	—
Class R1
April 30, 2011*	10.41	.25	.78	1.03	(.26)	—	—
October 31, 2010	9.19	.23	1.23	1.46	(.24)	—	—
October 31, 2009	8.41	.21	1.19	1.40	(.26)	(.36)	—
October 31, 2008	13.18	.56	(4.35)	(3.79)	(.58)	(.40)	—
October 31, 2007	12.26	.30	1.32	1.62	(.46)	(.24)	—
October 31, 2006(6)	11.62	.10	.73	.83	(.19)	—	—
Class R2
April 30, 2011*	10.36	.18	.82	1.00	(.25)	—	—
October 31, 2010	9.14	.21	1.23	1.44	(.22)	—	—
October 31, 2009	8.36	.20	1.18	1.38	(.24)	(.36)	—
October 31, 2008	13.12	.44	(4.25)	(3.81)	(.55)	(.40)	—
October 31, 2007	12.19	.40	1.19	1.59	(.42)	(.24)	—
October 31, 2006(4)	11.76	.12	.49	.61	(.18)	—	—
Class R3(3)
April 30, 2011*	10.36	.24	.76	1.00	(.24)	—	—
October 31, 2010	9.15	.20	1.20	1.40	(.19)	—	—
October 31, 2009	8.38	.18	1.17	1.35	(.22)	(.36)	—
October 31, 2008	13.12	.56	(4.38)	(3.82)	(.52)	(.40)	—
October 31, 2007	12.20	.38	1.17	1.55	(.39)	(.24)	—
October 31, 2006	11.01	.23	1.26	1.49	(.23)	(.07)	—
Class S
April 30, 2011*	10.42	.25	.76	1.01	(.25)	—	—
October 31, 2010	9.19	.24	1.23	1.47	(.24)	—	—
October 31, 2009	8.41	.22	1.18	1.40	(.26)	(.36)	—
October 31, 2008	13.18	.60	(4.39)	(3.79)	(.58)	(.40)	—
October 31, 2007	12.26	.45	1.17	1.62	(.46)	(.24)	—
October 31, 2006	11.05	.29	1.28	1.57	(.29)	(.07)	—

See accompanying notes which are an integral part of the financial statements.

60	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.24)	11.09	9.83	1,184,859	.55	.71	2.22	6
(.22)	10.33	15.86	1,095,814	.54	.70	2.25	24
(.60)	9.12	18.02	1,018,019	.52	.70	2.45	11
(.95)	8.35	(30.88)	964,226	.27	.67	5.12	18
(.66)	13.10	13.49	1,352,284	.25	.67	3.21	34
(.33)	12.18	14.03	996,628	.25	.67	2.15	3

(.22)	11.00	9.40	1,414,840	1.30	1.46	1.84	6
(.15)	10.27	14.99	1,310,397	1.29	1.45	1.49	24
(.54)	9.07	17.14	1,188,328	1.27	1.45	1.71	11
(.86)	8.31	(31.37)	1,166,957	1.02	1.42	4.35	18
(.57)	13.03	12.60	1,770,369	1.00	1.42	2.44	34
(.25)	12.12	13.29	1,328,971	1.00	1.42	1.43	3

(.24)	11.12	9.80	454,351	.55	.71	2.37	6
(.22)	10.36	15.81	526,084	.54	.70	2.24	24
(.60)	9.15	18.09	501,582	.52	.70	2.46	11
(.95)	8.37	(30.84)	489,750	.27	.67	5.18	18
(.66)	13.12	13.47	760,312	.25	.67	3.26	34
(.33)	12.20	14.09	615,865	.25	.67	2.23	3

(.26)	11.18	10.05	155,051	.12	.47	2.34	6
(.24)	10.41	16.14	113,700	.27	.45	2.35	24
(.62)	9.19	18.31	57,963	.27	.45	2.55	11
(.98)	8.41	(30.66)	24,105	.02	.42	5.06	18
(.70)	13.18	13.69	27,053	—	.42	2.42	34
(.19)	12.26	6.60	4,295	—	.43	.80	3

(.25)	11.11	9.80	91,749	.37	.72	1.67	6
(.22)	10.36	15.95	31,620	.52	.70	2.19	24
(.60)	9.14	18.04	28,403	.52	.70	2.54	11
(.95)	8.36	(30.89)	42,341	.27	.68	4.00	18
(.66)	13.12	13.48	22,546	.25	.67	3.21	34
(.18)	12.19	5.26	15,035	.25	.68	1.14	3

(.24)	11.12	9.78	848,167	.62	.96	2.22	6
(.19)	10.36	15.52	840,066	.77	.95	2.03	24
(.58)	9.15	17.67	827,996	.77	.95	2.21	11
(.92)	8.38	(30.95)	812,715	.52	.92	4.97	18
(.63)	13.12	13.16	1,307,641	.50	.92	3.04	34
(.30)	12.20	13.72	1,129,000	.50	.92	1.97	3

(.25)	11.18	9.86	634,781	.30	.46	2.31	6
(.24)	10.42	16.25	561,801	.29	.45	2.49	24
(.62)	9.19	18.28	527,088	.27	.45	2.70	11
(.98)	8.41	(30.66)	484,456	.02	.42	5.33	18
(.70)	13.18	13.69	746,007	—	.42	3.59	34
(.36)	12.26	14.40	690,959	—	.42	2.46	3

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	61

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Growth Strategy Fund
Class A
April 30, 2011*	9.68	.18	1.02	1.20	(.19)	—	—
October 31, 2010	8.43	.15	1.24	1.39	(.14)	—	—
October 31, 2009	7.97	.12	1.04	1.16	(.12)	(.57)	(.01)
October 31, 2008	13.76	.52	(5.29)	(4.77)	(.55)	(.47)	—
October 31, 2007	12.47	.34	1.61	1.95	(.37)	(.29)	—
October 31, 2006	10.90	.17	1.65	1.82	(.19)	(.06)	—
Class C
April 30, 2011*	9.57	.15	1.00	1.15	(.17)	—	—
October 31, 2010	8.36	.08	1.23	1.31	(.10)	—	—
October 31, 2009	7.92	.06	1.04	1.10	(.08)	(.57)	(.01)
October 31, 2008	13.67	.44	(5.26)	(4.82)	(.46)	(.47)	—
October 31, 2007	12.39	.25	1.59	1.84	(.27)	(.29)	—
October 31, 2006	10.84	.09	1.62	1.71	(.10)	(.06)	—
Class E
April 30, 2011*	9.69	.20	1.01	1.21	(.19)	—	—
October 31, 2010	8.44	.15	1.24	1.39	(.14)	—	—
October 31, 2009	7.98	.12	1.04	1.16	(.12)	(.57)	(.01)
October 31, 2008	13.78	.54	(5.32)	(4.78)	(.55)	(.47)	—
October 31, 2007	12.49	.36	1.59	1.95	(.37)	(.29)	—
October 31, 2006	10.91	.19	1.64	1.83	(.19)	(.06)	—
Class R1
April 30, 2011*	9.75	.20	1.03	1.23	(.20)	—	—
October 31, 2010	8.49	.16	1.26	1.42	(.16)	—	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)	(.01)
October 31, 2008	13.85	.50	(5.28)	(4.78)	(.58)	(.47)	—
October 31, 2007	12.55	.21	1.79	2.00	(.41)	(.29)	—
October 31, 2006(5)	11.76	.08	.84	.92	(.13)	—	—
Class R2
April 30, 2011*	9.70	.13	1.08	1.21	(.20)	—	—
October 31, 2010	8.45	.15	1.24	1.39	(.14)	—	—
October 31, 2009	7.98	.12	1.05	1.17	(.12)	(.57)	(.01)
October 31, 2008	13.79	.40	(5.19)	(4.79)	(.55)	(.47)	—
October 31, 2007	12.48	.34	1.62	1.96	(.36)	(.29)	—
October 31, 2006(2)	11.86	.09	.64	.73	(.11)	—	—
Class R3(3)
April 30, 2011*	9.71	.18	1.03	1.21	(.19)	—	—
October 31, 2010	8.46	.13	1.25	1.38	(.13)	—	—
October 31, 2009	8.00	.10	1.05	1.15	(.11)	(.57)	(.01)
October 31, 2008	13.81	.52	(5.34)	(4.82)	(.52)	(.47)	—
October 31, 2007	12.51	.33	1.60	1.93	(.34)	(.29)	—
October 31, 2006	10.93	.15	1.65	1.80	(.16)	(.06)	—
Class S
April 30, 2011*	9.76	.20	1.02	1.22	(.20)	—	—
October 31, 2010	8.49	.17	1.26	1.43	(.16)	—	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)	(.01)
October 31, 2008	13.85	.58	(5.36)	(4.78)	(.58)	(.47)	—
October 31, 2007	12.55	.40	1.60	2.00	(.41)	(.29)	—
October 31, 2006	10.97	.22	1.64	1.86	(.22)	(.06)	—

See accompanying notes which are an integral part of the financial statements.

62	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.19)	10.69	12.53	866,819	.55	.72	1.83	5
(.14)	9.68	16.67	791,754	.54	.71	1.68	31
(.70)	8.43	16.83	745,197	.52	.70	1.57	9
(1.02)	7.97	(36.98)	728,441	.28	.69	4.66	12
(.66)	13.76	16.26	1,055,684	.25	.68	2.62	16
(.25)	12.47	16.87	680,892	.25	.67	1.49	2

(.17)	10.55	12.17	870,963	1.30	1.47	1.46	5
(.10)	9.57	15.74	798,130	1.29	1.46	.93	31
(.66)	8.36	15.94	762,423	1.27	1.45	.82	9
(.93)	7.92	(37.44)	742,998	1.02	1.44	3.91	12
(.56)	13.67	15.39	1,176,448	1.00	1.43	1.93	16
(.16)	12.39	15.95	856,552	1.00	1.42	.77	2

(.19)	10.71	12.62	367,285	.55	.72	2.00	5
(.14)	9.69	16.65	406,837	.54	.71	1.67	31
(.70)	8.44	16.80	388,051	.52	.70	1.57	9
(1.02)	7.98	(37.01)	372,580	.27	.69	4.80	12
(.66)	13.78	16.23	632,163	.25	.68	2.81	16
(.25)	12.49	16.93	503,741	.25	.67	1.58	2

(.20)	10.78	12.84	93,483	.12	.47	2.01	5
(.16)	9.75	16.92	74,972	.26	.46	1.81	31
(.72)	8.49	17.13	25,180	.27	.45	1.72	9
(1.05)	8.02	(36.86)	14,138	.03	.44	4.46	12
(.70)	13.85	16.53	15,576	—	.43	1.62	16
(.13)	12.55	7.41	1,857	—	.43	.62	2

(.20)	10.71	12.61	74,360	.37	.73	1.28	5
(.14)	9.70	16.64	23,018	.52	.71	1.63	31
(.70)	8.45	16.90	16,477	.52	.70	1.64	9
(1.02)	7.98	(37.04)	21,959	.28	.69	3.62	12
(.65)	13.79	16.30	16,800	.25	.68	2.61	16
(.11)	12.48	6.23	10,647	.25	.68	.71	2

(.19)	10.73	12.58	648,593	.62	.97	1.82	5
(.13)	9.71	16.41	618,128	.77	.96	1.45	31
(.69)	8.46	16.48	601,602	.77	.95	1.32	9
(.99)	8.00	(37.17)	577,865	.52	.94	4.57	12
(.63)	13.81	15.97	992,589	.50	.93	2.55	16
(.22)	12.51	16.62	822,822	.50	.92	1.32	2

(.20)	10.78	12.65	334,436	.30	.47	1.92	5
(.16)	9.76	17.02	312,660	.29	.46	1.93	31
(.72)	8.49	17.12	303,597	.27	.45	1.81	9
(1.05)	8.02	(36.86)	279,570	.02	.44	5.08	12
(.70)	13.85	16.53	500,465	—	.43	3.08	16
(.28)	12.55	17.12	420,671	—	.42	1.83	2

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	63

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Equity Growth Strategy Fund
Class A
April 30, 2011*	9.00	.13	1.17	1.30	(.12)	—	—
October 31, 2010	7.80	.10	1.19	1.29	(.09)	—	—
October 31, 2009	7.46	.04	.93	.97	(.03)	(.59)	(.01)
October 31, 2008	14.27	.53	(6.27)	(5.74)	(.54)	(.53)	—
October 31, 2007	12.55	.28	2.08	2.36	(.32)	(.32)	—
October 31, 2006	10.63	.10	2.00	2.10	(.10)	(.08)	—
Class C
April 30, 2011*	8.34	.09	1.07	1.16	(.11)	—	—
October 31, 2010	7.27	.04	1.11	1.15	(.08)	—	—
October 31, 2009	7.03	(.01)	.87	.86	(.02)	(.59)	(.01)
October 31, 2008	13.54	.38	(5.88)	(5.50)	(.48)	(.53)	—
October 31, 2007	12.00	.17	1.97	2.14	(.28)	(.32)	—
October 31, 2006	10.20	.01	1.93	1.94	(.06)	(.08)	—
Class E
April 30, 2011*	8.81	.14	1.14	1.28	(.12)	—	—
October 31, 2010	7.64	.10	1.17	1.27	(.10)	—	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)	(.01)
October 31, 2008	14.02	.51	(6.14)	(5.63)	(.54)	(.53)	—
October 31, 2007	12.35	.32	1.99	2.31	(.32)	(.32)	—
October 31, 2006	10.46	.11	1.96	2.07	(.10)	(.08)	—
Class R1
April 30, 2011*	8.99	.15	1.16	1.31	(.12)	—	—
October 31, 2010	7.78	.12	1.19	1.31	(.10)	—	—
October 31, 2009	7.43	.05	.94	.99	(.04)	(.59)	(.01)
October 31, 2008	14.23	.54	(6.24)	(5.70)	(.57)	(.53)	—
October 31, 2007	12.51	.15	2.22	2.37	(.33)	(.32)	—
October 31, 2006(5)	11.57	.04	.95	.99	(.05)	—	—
Class R2
April 30, 2011*	8.82	.12	1.16	1.28	(.12)	—	—
October 31, 2010	7.64	.10	1.18	1.28	(.10)	—	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)	(.01)
October 31, 2008	14.03	.39	(6.03)	(5.64)	(.54)	(.53)	—
October 31, 2007	12.35	.31	1.99	2.30	(.30)	(.32)	—
October 31, 2006(2)	11.60	.03	.76	.79	(.04)	—	—
Class R3(3)
April 30, 2011*	8.76	.13	1.13	1.26	(.12)	—	—
October 31, 2010	7.60	.08	1.17	1.25	(.09)	—	—
October 31, 2009	7.30	.03	.90	.93	(.03)	(.59)	(.01)
October 31, 2008	13.98	.49	(6.12)	(5.63)	(.52)	(.53)	—
October 31, 2007	12.33	.27	2.00	2.27	(.30)	(.32)	—
October 31, 2006	10.46	.08	1.95	2.03	(.08)	(.08)	—
Class S
April 30, 2011*	9.00	.15	1.15	1.30	(.12)	—	—
October 31, 2010	7.78	.12	1.20	1.32	(.10)	—	—
October 31, 2009	7.43	.06	.93	.99	(.04)	(.59)	(.01)
October 31, 2008	14.23	.52	(6.22)	(5.70)	(.57)	(.53)	—
October 31, 2007	12.51	.35	2.02	2.37	(.33)	(.32)	—
October 31, 2006	10.59	.14	1.99	2.13	(.13)	(.08)	—

See accompanying notes which are an integral part of the financial statements.

64	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.12)	10.18	14.53	278,026	.55	.73	1.42	4
(.09)	9.00	16.70	262,968	.54	.72	1.23	28
(.63)	7.80	15.35	252,855	.52	.71	.64	5
(1.07)	7.46	(42.93)	238,694	.27	.70	4.71	9
(.64)	14.27	19.54	391,792	.25	.68	2.12	18
(.18)	12.55	19.99	211,813	.25	.68	.85	3

(.11)	9.39	13.98	422,052	1.30	1.48	1.05	4
(.08)	8.34	15.95	391,560	1.29	1.47	.51	28
(.62)	7.27	14.58	386,145	1.27	1.46	(.12)	5
(1.01)	7.03	(43.44)	372,623	1.02	1.45	3.55	9
(.60)	13.54	18.51	654,858	1.00	1.43	1.39	18
(.14)	12.00	19.16	438,483	1.00	1.43	.07	3

(.12)	9.97	14.62	150,268	.55	.73	1.53	4
(.10)	8.81	16.66	171,027	.54	.72	1.23	28
(.63)	7.64	15.38	178,858	.52	.71	.64	5
(1.07)	7.32	(42.95)	172,463	.27	.70	4.63	9
(.64)	14.02	19.44	317,412	.25	.68	2.45	18
(.18)	12.35	20.02	241,818	.25	.68	.99	3

(.12)	10.18	14.73	46,519	.12	.48	1.61	4
(.10)	8.99	17.00	39,249	.27	.47	1.39	28
(.64)	7.78	15.71	15,197	.27	.46	.79	5
(1.10)	7.43	(42.83)	6,152	.02	.45	5.00	9
(.65)	14.23	19.74	10,544	—	.43	1.18	18
(.05)	12.51	8.32	1,391	—	.44	.28	3

(.12)	9.98	14.65	42,071	.37	.74	1.33	4
(.10)	8.82	16.79	23,017	.52	.72	1.20	28
(.63)	7.64	15.37	23,023	.52	.71	.65	5
(1.07)	7.32	(42.99)	23,180	.27	.71	3.56	9
(.62)	14.03	19.40	25,130	.25	.68	2.42	18
(.04)	12.35	6.82	19,094	.25	.69	.26	3

(.12)	9.90	14.47	307,624	.62	.98	1.39	4
(.09)	8.76	16.54	290,176	.78	.97	1.03	28
(.63)	7.60	15.02	296,569	.77	.96	.39	5
(1.05)	7.30	(43.12)	287,938	.52	.95	4.46	9
(.62)	13.98	19.16	553,383	.50	.93	2.12	18
(.16)	12.33	19.61	432,147	.50	.93	.68	3

(.12)	10.18	14.58	218,251	.30	.48	1.56	4
(.10)	9.00	17.13	189,067	.29	.47	1.48	28
(.64)	7.78	15.69	193,608	.27	.46	.93	5
(1.10)	7.43	(42.87)	221,509	.02	.45	4.65	9
(.65)	14.23	19.74	319,798	—	.43	2.63	18
(.21)	12.51	20.34	228,432	—	.43	1.17	3

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	65

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2015 Strategy Fund
Class R1
April 30, 2011*	10.05	.29	.41	.70	(.31)	(.03)	—
October 31, 2010	8.96	.24	1.13	1.37	(.28)	—	—
October 31, 2009	7.80	.24	1.16	1.40	(.24)	—	—
October 31, 2008(12)	10.00	.18	(2.20)	(2.02)	(.16)	—	(.02)
Class R2
April 30, 2011*	10.04	.27	.41	.68	(.30)	(.03)	—
October 31, 2010	8.96	.25	1.09	1.34	(.26)	—	—
October 31, 2009	7.80	.24	1.14	1.38	(.22)	—	—
October 31, 2008(12)	10.00	.16	(2.19)	(2.03)	(.15)	—	(.02)
Class R3
April 30, 2011*	10.04	.25	.42	.67	(.29)	(.03)	—
October 31, 2010	8.95	.23	1.10	1.33	(.24)	—	—
October 31, 2009	7.80	.22	1.14	1.36	(.21)	—	—
October 31, 2008(12)	10.00	.14	(2.19)	(2.05)	(.13)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

66	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.34)	10.41	7.19	30,043	—	—	2.86	12
(.28)	10.05	15.60	23,319	—	.70	2.56	44
(.24)	8.96	18.57	4,382	—	1.86	2.80	14
(.18)	7.80	(20.60)	153	—	13.08	1.85	13

(.33)	10.39	6.99	9,757	.25	.25	2.72	12
(.26)	10.04	15.23	7,207	.25	1.00	2.63	44
(.22)	8.96	18.31	2,003	.25	2.52	2.92	14
(.17)	7.80	(20.68)	274	.25	10.64	1.75	13

(.32)	10.39	6.88	14,957	.50	.50	2.47	12
(.24)	10.04	15.08	10,836	.50	1.26	2.40	44
(.21)	8.95	17.97	6,460	.50	2.56	2.72	14
(.15)	7.80	(20.81)	300	.50	10.45	1.56	13

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	67

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2020 Strategy Fund
Class A
April 30, 2011*	10.63	.30	.58	.88	(.29)	—	—
October 31, 2010	9.42	.25	1.23	1.48	(.27)	—	—
October 31, 2009	8.20	.24	1.21	1.45	(.23)	—	—
October 31, 2008	12.42	.50	(4.07)	(3.57)	(.48)	(.14)	(.03)
October 31, 2007	11.24	.34	1.19	1.53	(.32)	(.03)	—
October 31, 2006	10.14	.23	1.11	1.34	(.24)	—	—
Class E
April 30, 2011*	10.63	.55	.35	.90	(.29)	—	—
October 31, 2010	9.42	.26	1.22	1.48	(.27)	—	—
October 31, 2009	8.19	.24	1.22	1.46	(.23)	—	—
October 31, 2008	12.42	.48	(4.06)	(3.58)	(.48)	(.14)	(.03)
October 31, 2007	11.25	.29	1.23	1.52	(.32)	(.03)	—
October 31, 2006	10.14	.22	1.13	1.35	(.24)	—	—
Class R1
April 30, 2011*	10.64	.30	.60	.90	(.30)	—	—
October 31, 2010	9.43	.28	1.22	1.50	(.29)	—	—
October 31, 2009	8.20	.25	1.23	1.48	(.25)	—	—
October 31, 2008	12.42	.49	(4.03)	(3.54)	(.51)	(.14)	(.03)
October 31, 2007	11.25	.24	1.31	1.55	(.35)	(.03)	—
October 31, 2006(7)	10.62	.09	.70	.79	(.16)	—	—
Class R2
April 30, 2011*	10.62	.24	.64	.88	(.29)	—	—
October 31, 2010	9.41	.26	1.22	1.48	(.27)	—	—
October 31, 2009	8.18	.24	1.22	1.46	(.23)	—	—
October 31, 2008	12.41	.27	(3.84)	(3.57)	(.49)	(.14)	(.03)
October 31, 2007	11.24	.27	1.25	1.52	(.32)	(.03)	—
October 31, 2006(8)	10.82	.02	.50	.52	(.10)	—	—
Class R3(3)
April 30, 2011*	10.61	.27	.59	.86	(.28)	—	—
October 31, 2010	9.40	.24	1.21	1.45	(.24)	—	—
October 31, 2009	8.17	.21	1.23	1.44	(.21)	—	—
October 31, 2008	12.39	.51	(4.10)	(3.59)	(.47)	(.14)	(.02)
October 31, 2007	11.23	.28	1.21	1.49	(.30)	(.03)	—
October 31, 2006	10.13	.18	1.14	1.32	(.22)	—	—
Class S
April 30, 2011*	10.64	.29	.60	.89	(.30)	—	—
October 31, 2010	9.42	.30	1.21	1.51	(.29)	—	—
October 31, 2009	8.19	.25	1.23	1.48	(.25)	—	—
October 31, 2008	12.42	.45	(4.00)	(3.55)	(.51)	(.14)	(.03)
October 31, 2007	11.24	.42	1.14	1.56	(.35)	(.03)	—
October 31, 2006	10.14	.22	1.14	1.36	(.26)	—	—

See accompanying notes which are an integral part of the financial statements.

68	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.29)	11.22	8.48	2,149	.25	.25	2.78	6
(.27)	10.63	15.93	2,542	.25	.70	2.46	32
(.23)	9.42	18.10	1,484	.25	.82	2.91	15
(.65)	8.20	(29.99)	1,391	.25	.74	4.63	103
(.35)	12.42	13.83	2,016	.25	.86	2.93	44
(.24)	11.24	13.33	2,165	.25	2.38	2.12	47

(.29)	11.24	8.65	2,544	.25	.25	5.15	6
(.27)	10.63	15.91	15,771	.25	.71	2.62	32
(.23)	9.42	18.26	11,769	.25	.82	2.83	15
(.65)	8.19	(30.07)	7,207	.25	.74	4.46	103
(.35)	12.42	13.79	9,498	.25	.86	2.44	44
(.24)	11.25	13.42	2,118	.25	1.95	2.12	47

(.30)	11.24	8.69	106,765	—	—	2.75	6
(.29)	10.64	16.31	84,152	—	.45	2.84	32
(.25)	9.43	18.38	44,337	—	.56	3.00	15
(.68)	8.20	(29.80)	17,283	—	.49	4.53	103
(.38)	12.42	14.05	19,194	—	.61	2.02	44
(.16)	11.25	6.98	702	—	1.77	.80	47

(.29)	11.21	8.50	77,466	.25	.25	2.25	6
(.27)	10.62	15.94	44,060	.25	.71	2.59	32
(.23)	9.41	18.26	26,236	.25	.82	2.94	15
(.66)	8.18	(30.07)	18,247	.25	.74	2.58	103
(.35)	12.41	13.81	4,135	.25	.86	2.20	44
(.10)	11.24	4.34	641	.25	1.62	.27	47

(.28)	11.19	8.30	100,020	.50	.50	2.50	6
(.24)	10.61	15.66	90,563	.50	.96	2.41	32
(.21)	9.40	18.05	74,142	.50	1.06	2.52	15
(.63)	8.17	(30.24)	35,919	.50	.99	4.80	103
(.33)	12.39	13.50	44,038	.50	1.11	2.33	44
(.22)	11.23	13.14	9,355	.50	2.12	1.70	47

(.30)	11.23	8.59	18,850	—	—	2.69	6
(.29)	10.64	16.30	15,600	—	.47	2.96	32
(.25)	9.42	18.53	19,494	—	.57	3.06	15
(.68)	8.19	(29.88)	12,960	—	.49	4.26	103
(.38)	12.42	14.16	10,021	—	.61	3.49	44
(.26)	11.24	13.59	5,953	—	1.63	2.15	47

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	69

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Return of Capital
2025 Strategy Fund
Class R1
April 30, 2011*	9.49	.23	.78	1.01	(.25)	—	(i)	—
October 31, 2010	8.31	.20	1.20	1.40	(.22)	—		—
October 31, 2009	7.21	.15	1.09	1.24	(.14)	—		—
October 31, 2008(12)	10.00	.10	(2.77)	(2.67)	(.10)	—		(.02)
Class R2
April 30, 2011*	9.48	.22	.78	1.00	(.24)	—	(i)	—
October 31, 2010	8.30	.20	1.18	1.38	(.20)	—		—
October 31, 2009	7.20	.13	1.09	1.22	(.12)	—		—
October 31, 2008(12)	10.00	.12	(2.82)	(2.70)	(.08)	—		(.02)
Class R3
April 30, 2011*	9.46	.20	.79	.99	(.23)	—	(i)	—
October 31, 2010	8.29	.17	1.18	1.35	(.18)	—		—
October 31, 2009	7.20	.12	1.08	1.20	(.11)	—		—
October 31, 2008(12)	10.00	.09	(2.80)	(2.71)	(.07)	—		(.02)

See accompanying notes which are an integral part of the financial statements.

70	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.25)	10.25	10.81	28,220	—	—	2.38	7
(.22)	9.49	17.14	19,470	—	.72	2.30	26
(.14)	8.31	17.67	3,863	—	2.12	1.93	12
(.12)	7.21	(27.03)	226	—	6.19	1.04	113

(.24)	10.24	10.71	11,974	.25	.25	2.22	7
(.20)	9.48	16.89	8,541	.25	1.01	2.27	26
(.12)	8.30	17.47	3,020	.25	2.58	1.80	12
(.10)	7.20	(27.25)	73	.25	8.56	1.31	113

(.23)	10.22	10.63	15,508	.50	.50	2.06	7
(.18)	9.46	16.54	11,365	.50	1.24	1.87	26
(.11)	8.29	17.10	5,117	.50	2.82	1.66	12
(.09)	7.20	(27.32)	325	.50	7.71	.99	113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	71

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2030 Strategy Fund
Class A
April 30, 2011*	9.92	.19	1.15	1.34	(.20)	—	—
October 31, 2010	8.60	.17	1.32	1.49	(.17)	—	—
October 31, 2009	7.45	.10	1.14	1.24	(.09)	—	—
October 31, 2008	13.23	.50	(5.59)	(5.09)	(.46)	(.19)	(.04)
October 31, 2007	11.53	.31	1.77	2.08	(.31)	(.07)	—
October 31, 2006	10.19	.21	1.34	1.55	(.21)	—	—
Class E
April 30, 2011*	9.87	.45	.85	1.30	(.19)	—	—
October 31, 2010	8.56	.16	1.32	1.48	(.17)	—	—
October 31, 2009	7.46	.10	1.09	1.19	(.09)	—	—
October 31, 2008	13.23	.46	(5.54)	(5.08)	(.46)	(.19)	(.04)
October 31, 2007	11.54	.23	1.85	2.08	(.32)	(.07)	—
October 31, 2006	10.20	.18	1.37	1.55	(.21)	—	—
Class R1
April 30, 2011*	9.87	.20	1.14	1.34	(.21)	—	—
October 31, 2010	8.57	.19	1.30	1.49	(.19)	—	—
October 31, 2009	7.46	.11	1.11	1.22	(.11)	—	—
October 31, 2008	13.24	.44	(5.50)	(5.06)	(.48)	(.19)	(.05)
October 31, 2007	11.54	.14	1.98	2.12	(.35)	(.07)	—
October 31, 2006(7)	10.75	.07	.86	.93	(.14)	—	—
Class R2
April 30, 2011*	9.85	.16	1.17	1.33	(.20)	—	—
October 31, 2010	8.55	.16	1.31	1.47	(.17)	—	—
October 31, 2009	7.45	.10	1.09	1.19	(.09)	—	—
October 31, 2008	13.22	.16	(5.24)	(5.08)	(.46)	(.19)	(.04)
October 31, 2007	11.53	.16	1.92	2.08	(.32)	(.07)	—
October 31, 2006(8)	10.98	.02	.62	.64	(.09)	—	—
Class R3(3)
April 30, 2011*	9.85	.18	1.13	1.31	(.19)	—	—
October 31, 2010	8.55	.14	1.31	1.45	(.15)	—	—
October 31, 2009	7.45	.08	1.10	1.18	(.08)	—	—
October 31, 2008	13.22	.48	(5.59)	(5.11)	(.44)	(.19)	(.03)
October 31, 2007	11.54	.17	1.87	2.04	(.29)	(.07)	—
October 31, 2006	10.19	.16	1.38	1.54	(.19)	—	—
Class S
April 30, 2011*	9.87	.21	1.13	1.34	(.21)	—	—
October 31, 2010	8.57	.18	1.31	1.49	(.19)	—	—
October 31, 2009	7.46	.12	1.09	1.22	(.11)	—	—
October 31, 2008	13.24	.39	(5.45)	(5.06)	(.48)	(.19)	(.05)
October 31, 2007	11.55	.29	1.82	2.11	(.35)	(.07)	—
October 31, 2006	10.20	.23	1.35	1.58	(.23)	—	—

See accompanying notes which are an integral part of the financial statements.

72	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.20)	11.06	13.70	2,123	.25	.25	3.69	9
(.17)	9.92	17.51	1,603	.25	.74	1.93	25
(.09)	8.60	16.92	1,791	.25	.86	1.43	9
(.69)	7.45	(40.22)	2,069	.25	.77	4.66	86
(.38)	13.23	18.51	3,739	.25	.98	2.51	31
(.21)	11.53	15.38	2,854	.25	2.38	1.93	104

(.19)	10.98	13.39	1,142	.25	.25	8.93	9
(.17)	9.87	17.48	14,733	.25	.73	1.77	25
(.09)	8.56	16.24	10,639	.25	.85	1.36	9
(.69)	7.46	(40.14)	7,847	.25	.77	4.25	86
(.39)	13.23	18.42	10,490	.25	.98	1.88	31
(.21)	11.54	15.35	4,616	.25	2.15	1.72	104

(.21)	11.00	13.77	76,136	—	—	3.94	9
(.19)	9.87	17.63	53,702	—	.48	1.98	25
(.11)	8.57	16.65	31,322	—	.59	1.49	9
(.72)	7.46	(40.03)	10,413	—	.52	4.14	86
(.42)	13.24	18.80	8,582	—	.73	1.21	31
(.14)	11.54	8.22	347	—	2.07	.65	104

(.20)	10.98	13.69	67,080	.25	.25	3.06	9
(.17)	9.85	17.39	39,163	.25	.73	2.05	25
(.09)	8.55	16.26	23,534	.25	.85	1.41	9
(.69)	7.45	(40.15)	14,938	.25	.77	1.56	86
(.39)	13.22	18.46	3,359	.25	.98	1.26	31
(.09)	11.53	5.40	633	.25	1.79	.18	104

(.19)	10.97	13.47	80,709	.50	.50	3.61	9
(.15)	9.85	17.09	72,164	.50	.98	1.72	25
(.08)	8.55	16.03	56,115	.50	1.10	1.03	9
(.66)	7.45	(40.33)	26,547	.50	1.02	4.49	86
(.36)	13.22	18.08	29,200	.50	1.23	1.39	31
(.19)	11.54	15.22	8,249	.50	2.33	1.42	104

(.21)	11.00	13.77	23,451	—	—	4.00	9
(.19)	9.87	17.77	19,124	—	.48	1.52	25
(.11)	8.57	16.51	15,945	—	.60	1.57	9
(.72)	7.46	(40.02)	10,494	—	.52	3.66	86
(.42)	13.24	18.70	7,923	—	.73	2.32	31
(.23)	11.55	15.70	2,513	—	1.85	2.13	104

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	73

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2035 Strategy Fund
Class R1
April 30, 2011*	9.13	.17	1.14	1.31	(.19)	—	—
October 31, 2010	7.92	.16	1.22	1.38	(.17)	—	—
October 31, 2009	6.86	.11	1.03	1.14	(.08)	—	—
October 31, 2008(12)	10.00	.07	(3.11)	(3.04)	(.07)	—	(.03)
Class R2
April 30, 2011*	9.12	.16	1.14	1.30	(.18)	—	—
October 31, 2010	7.92	.14	1.21	1.35	(.15)	—	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—	—
October 31, 2008(12)	10.00	.08	(3.13)	(3.05)	(.06)	—	(.02)
Class R3
April 30, 2011*	9.11	.14	1.15	1.29	(.17)	—	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—	—
October 31, 2009	6.87	.06	1.03	1.09	(.05)	—	—
October 31, 2008(12)	10.00	.06	(3.12)	(3.06)	(.05)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

74	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.19)	10.25	14.48	10,510	—	—	3.57	8
(.17)	9.13	17.61	7,252	—	1.03	1.87	19
(.08)	7.92	17.01	1,927	—	3.59	1.49	13
(.10)	6.86	(30.73)	428	—	6.44	.70	90

(.18)	10.24	14.38	8,631	.25	.25	3.29	8
(.15)	9.12	17.22	6,021	.25	1.30	1.64	19
(.07)	7.92	16.79	1,738	.25	3.63	1.06	13
(.08)	6.87	(30.84)	73	.25	8.66	.86	90

(.17)	10.23	14.28	9,510	.50	.50	2.99	8
(.13)	9.11	16.98	6,728	.50	1.54	1.22	19
(.05)	7.91	16.43	2,877	.50	3.83	.86	13
(.07)	6.87	(30.93)	124	.50	8.56	.69	90

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	75

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations	$ Distributions from Net Investment Income		$ Distributions from Net Realized Gain	$ Return of Capital
2040 Strategy Fund
Class A
April 30, 2011*	9.92	.18		1.22		1.40	(.19)		—	—
October 31, 2010	8.61	.16		1.31		1.47	(.16)		—	—
October 31, 2009	7.49	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.44	.60	(h)	(5.86	)(h)	(5.26)	(.46	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.71	.31		1.86		2.17	(.31)		(.13)	—
October 31, 2006	10.23	.19		1.48		1.67	(.19)		—	—
Class E
April 30, 2011*	9.92	.45		.94		1.39	(.18)		—	—
October 31, 2010	8.62	.16		1.31		1.47	(.17)		—	—
October 31, 2009	7.50	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.46	.48	(h)	(5.75	)(h)	(5.27)	(.46	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.72	.24		1.94		2.18	(.31)		(.13)	—
October 31, 2006	10.24	.17		1.50		1.67	(.19)		—	—
Class R1
April 30, 2011*	9.93	.19		1.23		1.42	(.20)		—	—
October 31, 2010	8.62	.18		1.32		1.50	(.19)		—	—
October 31, 2009	7.50	.11		1.12		1.23	(.11)		—	—
October 31, 2008	13.46	.38	(h)	(5.62	)(h)	(5.24)	(.49	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.73	.12		2.08		2.20	(.34)		(.13)	—
October 31, 2006(7)	10.89	.06		.90		.96	(.12)		—	—
Class R2
April 30, 2011*	9.91	.14		1.27		1.41	(.19)		—	—
October 31, 2010	8.61	.15		1.31		1.46	(.16)		—	—
October 31, 2009	7.49	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.46	.15	(h)	(5.42	)(h)	(5.27)	(.47	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.71	.28		1.90		2.18	(.30)		(.13)	—
October 31, 2006(1)	11.14	.09		.59		.68	(.11)		—	—
Class R3(3)
April 30, 2011*	9.90	.17		1.22		1.39	(.18)		—	—
October 31, 2010	8.60	.14		1.30		1.44	(.14)		—	—
October 31, 2009	7.48	.08		1.12		1.20	(.08)		—	—
October 31, 2008	13.43	.53	(h)	(5.81	)(h)	(5.28)	(.44	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.71	.12		2.02		2.14	(.29)		(.13)	—
October 31, 2006	10.24	.14		1.50		1.64	(.17)		—	—
Class S
April 30, 2011*	9.93	.19		1.23		1.42	(.20)		—	—
October 31, 2010	8.62	.18		1.32		1.50	(.19)		—	—
October 31, 2009	7.50	.12		1.11		1.23	(.11)		—	—
October 31, 2008	13.46	.40	(h)	(5.64	)(h)	(5.24)	(.49	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.73	.26		1.94		2.20	(.34)		(.13)	—
October 31, 2006	10.24	.22		1.49		1.71	(.22)		—	—

See accompanying notes which are an integral part of the financial statements.

76	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)		% Portfolio Turnover Rate(c)

(.19)	11.13	14.29	1,176	.25	.25	1.69		4
(.16)	9.92	17.29	902	.25	.76	1.79		19
(.09)	8.61	16.44	877	.25	.91	1.41		8
(.69)	7.49	(40.84)	944	.25	.84	5.46	(h)	96
(.44)	13.44	19.04	2,363	.25	1.14	2.49		22
(.19)	11.71	16.49	1,886	.25	2.64	1.72		88

(.18)	11.13	14.21	1,122	.25	.25	4.36		4
(.17)	9.92	17.18	16,638	.25	.75	1.77		19
(.09)	8.62	16.44	7,070	.25	.90	1.33		8
(.69)	7.50	(40.85)	4,523	.25	.85	4.41	(h)	96
(.44)	13.46	19.12	6,353	.25	1.14	1.96		22
(.19)	11.72	16.48	3,096	.25	2.30	1.55		88

(.20)	11.15	14.49	51,403	—	—	1.84		4
(.19)	9.93	17.57	36,998	—	.49	1.94		19
(.11)	8.62	16.71	19,892	—	.63	1.47		8
(.72)	7.50	(40.69)	4,824	—	.60	3.63	(h)	96
(.47)	13.46	19.31	2,935	—	.89	.99		22
(.12)	11.73	8.47	93	—	2.27	.56		88

(.19)	11.13	14.40	61,274	.25	.25	1.30		4
(.16)	9.91	17.19	32,308	.25	.75	1.67		19
(.09)	8.61	16.46	20,226	.25	.90	1.39		8
(.70)	7.49	(40.91)	9,936	.25	.85	1.40	(h)	96
(.43)	13.46	19.11	2,061	.25	1.14	2.28		22
(.11)	11.71	6.11	1,256	.25	2.16	.86		88

(.18)	11.11	14.20	61,951	.50	.50	1.65		4
(.14)	9.90	16.92	53,208	.50	1.00	1.48		19
(.08)	8.60	16.23	42,544	.50	1.15	1.04		8
(.67)	7.48	(41.02)	22,913	.50	1.10	4.91	(h)	96
(.42)	13.43	18.75	29,700	.50	1.39	.96		22
(.17)	11.71	16.11	5,506	.50	2.48	1.25		88

(.20)	11.15	14.49	22,980	—	—	1.80		4
(.19)	9.93	17.57	17,541	—	.50	1.94		19
(.11)	8.62	16.71	13,004	—	.65	1.56		8
(.72)	7.50	(40.69)	7,249	—	.61	3.82	(h)	96
(.47)	13.46	19.30	4,410	—	.89	2.07		22
(.22)	11.73	16.84	1,666	—	1.97	2.00		88

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	77

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2045 Strategy Fund
Class R1
April 30, 2011*	9.13	.17	1.14	1.31	(.19)	—	—
October 31, 2010	7.93	.17	1.20	1.37	(.17)	—	—
October 31, 2009	6.87	.10	1.05	1.15	(.09)	—	—
October 31, 2008(12)	10.00	.07	(3.10)	(3.03)	(.06)	—	(.04)
Class R2
April 30, 2011*	9.12	.16	1.14	1.30	(.18)	—	—
October 31, 2010	7.92	.13	1.22	1.35	(.15)	—	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—	—
October 31, 2008(12)	10.00	.07	(3.11)	(3.04)	(.06)	—	(.03)
Class R3
April 30, 2011*	9.11	.14	1.15	1.29	(.17)	—	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—	—
October 31, 2009	6.87	.06	1.04	1.10	(.06)	—	—
October 31, 2008(12)	10.00	.06	(3.12)	(3.06)	(.04)	—	(.03)
2050 Strategy Fund
Class R1
April 30, 2011*	9.22	.16	1.17	1.33	(.19)	(.02)	—
October 31, 2010	8.03	.14	1.24	1.38	(.17)	(.02)	—
October 31, 2009	6.98	.10	1.05	1.15	(.10)	—	—
October 31, 2008(12)	10.00	.09	(2.99)	(2.90)	(.08)	—	(.04)
Class R2
April 30, 2011*	9.21	.16	1.16	1.32	(.18)	(.02)	—
October 31, 2010	8.02	.14	1.22	1.36	(.15)	(.02)	—
October 31, 2009	6.98	.09	1.04	1.13	(.09)	—	—
October 31, 2008(12)	10.00	.07	(2.98)	(2.91)	(.08)	—	(.03)
Class R3
April 30, 2011*	9.21	.15	1.15	1.30	(.17)	(.02)	—
October 31, 2010	8.02	.10	1.24	1.34	(.13)	(.02)	—
October 31, 2009	6.99	.05	1.05	1.10	(.07)	—	—
October 31, 2008(12)	10.00	.06	(2.98)	(2.92)	(.06)	—	(.03)

See accompanying notes which are an integral part of the financial statements.

78	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.19)	10.25	14.48	4,597	—	—	3.51	10
(.17)	9.13	17.47	2,347	—	1.58	2.02	31
(.09)	7.93	17.10	2,053	—	4.28	1.48	20
(.10)	6.87	(30.60)	660	—	6.27	.72	34

(.18)	10.24	14.38	9,492	.25	.25	3.31	10
(.15)	9.12	17.23	6,692	.25	1.79	1.53	31
(.07)	7.92	16.73	2,220	.25	4.48	1.02	20
(.09)	6.87	(30.71)	70	.25	8.21	.74	34

(.17)	10.23	14.29	3,206	.50	.50	2.90	10
(.13)	9.11	17.00	2,147	.50	2.03	1.13	31
(.06)	7.91	16.36	702	.50	4.81	.88	20
(.07)	6.87	(30.82)	72	.50	8.43	.60	34

(.20)	10.34	14.55	4,790	—	—	1.66	12
(.19)	9.22	17.46	2,454	—	.93	1.58	28
(.10)	8.03	17.32	490	—	2.39	1.41	20
(.12)	6.98	(29.54)	71	—	21.57	.90	6

(.19)	10.33	14.45	19,802	.25	.25	1.66	12
(.17)	9.21	17.20	15,616	.25	1.21	1.62	28
(.09)	8.02	16.95	8,959	.25	1.95	1.28	20
(.11)	6.98	(29.65)	71	.25	21.83	.76	6

(.21)	10.32	14.23	5,280	.50	.50	1.52	12
(.15)	9.21	16.94	3,693	.50	1.45	1.23	28
(.07)	8.02	16.66	1,436	.50	2.34	.77	20
(.09)	6.99	(29.77)	71	.50	22.08	.61	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	79

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2055 Strategy Fund
Class R1
April 30, 2011(13)	10.00	.02		.85	.87	(.02)	—	—
Class R2
April 30, 2011(13)	10.00	.01		.85	.86	(.01)	—	—
Class R3
April 30, 2011(13)	10.00	—	(i)	.86	.86	(.01)	—	—
In Retirement Fund
Class A
April 30, 2011(14)	10.00	.04		.47	.51	(.04)	—	—
Class R1
April 30, 2011*	10.28	.12		.46	.58	(.33)	(.04)	—
October 31, 2010	9.27	.27		1.04	1.31	(.30)	—	—
October 31, 2009	8.12	.32		1.12	1.44	(.29)	—	—
October 31, 2008(12)	10.00	.25		(1.87)	(1.62)	(.25)	—	(.01)
Class R2
April 30, 2011*	10.28	.17		.39	.56	(.32)	(.04)	—
October 31, 2010	9.27	.28		1.01	1.29	(.28)	—	—
October 31, 2009	8.12	.31		1.11	1.42	(.27)	—	—
October 31, 2008(12)	10.00	.23		(1.86)	(1.63)	(.24)	—	(.01)
Class R3
April 30, 2011*	10.27	.11		.42	.53	(.31)	(.04)	—
October 31, 2010	9.26	.23		1.04	1.27	(.26)	—	—
October 31, 2009	8.12	.27		1.13	1.40	(.26)	—	—
October 31, 2008(12)	10.00	.22		(1.87)	(1.65)	(.22)	—	(.01)

See accompanying notes which are an integral part of the financial statements.

80	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(c)

(.02)	10.85	8.68	109	—	—	.55	3

(.01)	10.85	8.64	237	.25	.25	.40	3

(.01)	10.85	8.55	109	.50	.50	.05	3

(.04)	10.47	5.53	1,061	.25	.25	.36	7

(.37)	10.49	5.79	36,595	—	—	1.22	7
(.30)	10.28	14.43	736	—	2.13	2.80	52
(.29)	9.27	18.68	196	—	4.67	3.86	26
(.26)	8.12	(16.82)	84	—	20.48	2.58	11

(.36)	10.48	5.63	29,646	.25	.25	1.69	7
(.28)	10.28	14.16	3,809	.25	2.47	2.86	52
(.27)	9.27	18.43	2,356	.25	3.98	3.77	26
(.25)	8.12	(16.95)	83	.25	20.73	2.43	11

(.35)	10.45	5.35	36,641	.50	.50	1.04	7
(.26)	10.27	13.88	1,426	.50	2.71	2.39	52
(.26)	9.26	18.09	758	.50	4.83	3.24	26
(.23)	8.12	(17.08)	85	.50	20.94	2.28	11

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	81

Russell Investment Company

LifePoints® Funds

Notes to Financial Highlights — April 30, 2011 (Unaudited)

*	For the period ended April 30, 2011 (Unaudited).
(1)	For the period March 17, 2006 (commencement of operations) to October 31, 2006.
(2)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.
(3)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.
(4)	For the period April 3, 2006 (commencement of operations) to October 31, 2006.
(5)	For the period May 19, 2006 (commencement of operations) to October 31, 2006.
(6)	For the period June 6, 2006 (commencement of operations) to October 31, 2006.
(7)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.
(8)	For the period September 8, 2006 (commencement of operations) to October 31, 2006.
(9)	For the period October 3, 2006 (commencement of operations) to October 31, 2006.
(10)	For the period November 10, 2006 (commencement of operations) to October 31, 2007.
(11)	For the period December 29, 2006 (commencement of operations) to October 31, 2007.
(12)	For the period March 31, 2008 (commencement of operations) to October 31, 2008.
(13)	For the period January 1, 2011 (commencement of operations) to April 30, 2011.
(14)	For the period February 28, 2011 (commencement of operations) to April 30, 2011.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”) and/or RFSC (“Russell Fund Services Company”).
(f)	The ratios for periods less than one year are annualized.
(g)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h)	Amounts include reclassification between income and return of capital.
(i)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

82	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements — April 30, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below are “funds of funds” which seek to achieve its objective by investing in a combination of several other RIC funds (the “Underlying Funds”). The Funds intend their strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	3%	5%	10%	12%	15%
Russell U.S. Quantitative Equity Fund	3	6	9	11	14
Russell U.S. Small & Mid Cap Fund	—	2	4	6	7
Fixed Funds
Russell Global Credit Strategies Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	7
Russell Global Equity Fund	5	8	10	14	14
Russell International Developed Markets Fund	5	9	15	19	23
Real Asset Funds
Russell Commodity Strategies Fund	2	3	4	6	6
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2011

Target Date Funds

Each of the Target Date Funds listed in the table below seeks to achieve its objective by investing in a combination of several of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time, excluding the In Retirement Fund. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the fixed income Underlying Funds, 26% exposure to domestic and international equity Underlying Funds and 6% to the real asset Underlying Funds. This means 32% of the investment will be exposed to the equity and real asset Underlying Funds, and the risks of such exposure, while in retirement. Once a Fund (other

Notes to Financial Statements	83

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

than the In Retirement Fund) reaches its target year it may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Funds may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	8%	9%	13%	18%	18%
Russell U.S. Quantitative Equity Fund	8	9	13	17	17
Russell U.S. Small & Mid Cap Fund	3	4	5	6	7
Fixed Funds
Russell Investment Grade Bond Fund	18	10	—	—	—
Russell Short Duration Bond Fund	—	—	—	—	—
Russell Strategic Bond Fund	40	40	33	13	10
International Equity Funds
Russell Emerging Markets Fund	2	3	3	4	5
Russell Global Equity Fund	6	7	9	11	11
Russell International Developed Markets Fund	9	11	16	20	21
Real Asset Funds
Russell Commodity Strategies Fund	3	4	5	6	6
Russell Global Real Estate Securities Fund	3	3	3	5	5

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	18%	18%	18%	18%	5%
Russell U.S. Quantitative Equity Fund	17	17	17	17	6
Russell U.S. Small & Mid Cap Fund	7	7	7	7	2
Fixed Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
International Equity Funds
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7
Real Asset Funds
Russell Commodity Strategies Fund	6	6	6	6	3
Russell Global Real Estate Securities Fund	5	5	5	5	3

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2011

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

84	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments

The levels associated with valuing the Funds’ investments for the period ended April 30, 2011 were level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company and distributes all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. Financial reporting records are adjusted for permanent book tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly tax-basis balances have not been determined as of April 30, 2011.

Each Fund files a U.S. tax return. At April 30, 2011, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2007 through October 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

Notes to Financial Statements	85

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Class Allocation

Each of the Funds presented herein offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income (loss), and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Investment Transactions

Securities

During the period ended April 30, 2011, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Conservative Strategy Fund	$56,170,810	$70,083,088
Moderate Strategy Fund	114,687,082	65,491,984
Balanced Strategy Fund	260,354,135	286,120,435
Growth Strategy Fund	165,448,094	248,117,162
Equity Growth Strategy Fund	60,497,866	134,118,291
2015 Strategy Fund	17,149,322	5,714,220
2020 Strategy Fund	56,344,150	17,039,047
2025 Strategy Fund	15,760,312	3,255,797
2030 Strategy Fund	46,169,925	20,458,059
2035 Strategy Fund	7,798,406	1,946,445
2040 Strategy Fund	28,707,510	7,082,848
2045 Strategy Fund	5,842,531	1,323,693
2050 Strategy Fund	8,261,049	3,052,910
2055 Strategy Fund	431,721	6,161
In Retirement Fund	89,497,870	3,607,630

86	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

With respect to the Target Portfolio Funds the advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2011.

	Advisory	Administrative

Conservative Strategy Fund	$679,639	$169,910
Moderate Strategy Fund	1,114,498	278,624
Balanced Strategy Fund	4,548,522	1,137,130
Growth Strategy Fund	3,075,084	768,771
Equity Growth Strategy Fund	1,408,913	352,228

Effective October 1, 2010, the Target Date Funds’ Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds or extraordinary expenses.

RFSC serves as the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Target Portfolio Funds presented herein for the period ended April 30, 2011, were as follows:

Amount

Conservative Strategy Fund	$611,475
Moderate Strategy Fund	1,003,048
Balanced Strategy Fund	4,093,669
Growth Strategy Fund	2,767,475
Equity Growth Strategy Fund	1,268,021

Waivers and Reimbursements

Target Portfolio Funds

For each Fund individually, RFSC has contractually agreed to waive, until February 29, 2012, its transfer agency fees for Class R1, R2 and R3 Shares.

RIMCo has contractually agreed, until February 29, 2012, to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceeded 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

As of April 30, 2011, RIMCo and RFSC waived/reimbursed the following expenses:

	RIMCo Waiver	RFSC Waiver	Total

Conservative Strategy Fund	$648,487	$204,395	$852,482
Moderate Strategy Fund	1,030,062	290,791	1,320,853
Balanced Strategy Fund	3,663,872	904,616	4,568,588
Growth Strategy Fund	2,615,257	665,916	3,281,173
Equity Growth Strategy Fund	1,275,694	328,032	1,603,726

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, is the distributor for the Investment Company, pursuant to a distribution agreement with the Investment Company.

Notes to Financial Statements	87

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class R3 shares subject to the Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R3 shares or 0.75% of the average daily net assets of a Fund’s Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class E, Class R2 and Class R3 shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R2 and Class R3 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R2 and Class R3 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2011, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Conservative Strategy Fund	$19
Moderate Strategy Fund	9,308
Balanced Strategy Fund	3,094
Growth Strategy Fund	225

For the period ended April 30, 2011, the sales commissions paid to the selling agents for the sale of Class A shares were as follows:

	Aggregate Font-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Conservative Strategy Fund	$239,477	$40,314
Moderate Strategy Fund	426,648	75,988
Balanced Strategy Fund	2,033,132	338,560
Growth Strategy Fund	1,719,336	279,457
Equity Growth Strategy Fund	452,662	70,032
2020 Strategy Fund	884	195
2030 Strategy Fund	175	24
2040 Strategy Fund	282	37

88	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2011 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Advisory Fees	$112,134	$192,383	$771,958	$523,384	$235,041
Administration Fees	28,034	48,095	192,989	130,846	58,760
Distribution Fees	174,674	290,455	1,306,568	853,718	426,233
Shareholder Servicing Fees	96,229	151,427	568,228	395,075	185,450
Transfer Agent Fees	71,519	129,169	556,554	368,011	161,964
Trustee Fees	1,060	1,766	7,297	4,925	2,268

	$483,650	$813,295	$3,403,594	$2,275,959	$1,069,716

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Advisory Fees	$—	$—	$—	$—	$—
Administration Fees	—	—	—	—	—
Distribution Fees	3,005	20,349	3,141	16,515	1,889
Shareholder Servicing Fees	4,963	35,911	5,475	29,638	3,570
Transfer Agent Fees	—	—	—	—	—
Trustee Fees	—	—	—	—	184

	$7,968	$56,260	$8,616	$46,153	$5,643

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Advisory Fees	$—	$—	$—	$—	$55
Administration Fees	—	—	—	—	—
Distribution Fees	12,577	637	1,054	22	8,300
Shareholder Servicing Fees	24,712	2,465	4,932	62	14,753
Transfer Agent Fees	—	—	—	—	—
Trustee Fees	—	—	—	—	47

	$37,289	$3,102	$5,986	$84	$23,155

Board of Trustees

The Russell Fund Complex consists of RIC, which has 40 Funds, and Russell Investment Funds (“RIF”), which has 10 Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000.

Notes to Financial Statements	89

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended April 30, 2011 with Underlying Funds which are, or were, an affiliated company are as follows:

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Conservative Strategy Fund
Russell U.S. Core Equity Fund	$23,146,586	$3,950,623	$4,102,637	$833,132	$97,993	$—
Russell U.S. Quantitative Equity Fund	21,094,417	1,555,160	4,293,765	607,590	136,193	—
Russell International Developed Markets Fund	35,648,049	4,426,672	7,793,477	(481,206)	553,599	—
Russell Global Equity Fund	35,374,246	3,380,601	7,989,412	(388,486)	208,708	—
Russell Global Opportunistic Credit Fund	13,690,748	492,847	1,067,292	5,235	134,214	—
Russell Strategic Bond Fund	257,925,899	19,461,687	19,421,204	(200,292)	10,609,137	—
Russell Investment Grade Bond Fund	136,822,985	11,531,057	9,056,413	(202,435)	5,037,473	1,107,036
Russell Commodity Strategies Fund	14,002,643	2,911,444	3,561,567	250,572	1,679,291	—
Russell Global Infrastructure Fund	14,117,555	1,374,903	2,371,790	94,411	212,952	18,382
Russell Global Real Estate Securities Fund	14,120,928	1,860,010	2,528,080	170,501	195,050	—
Russell Short Duration Bond Fund	122,975,119	5,225,806	7,221,576	(13,147)	1,428,843	—

	$688,919,175	$56,170,810	$69,407,213	$675,875	$20,293,453	$1,125,418

Moderate Strategy Fund
Russell U.S. Core Equity Fund	$68,668,964	$10,985,143	$5,483,261	$628,050	$272,106	$—
Russell U.S. Quantitative Equity Fund	73,031,563	2,876,151	7,691,941	(347,313)	448,654	—
Russell U.S. Small & Mid Cap Fund	24,389,465	1,293,148	3,827,128	(126,022)	136,810	—
Russell International Developed Markets Fund	112,473,690	10,178,551	8,253,051	(434,374)	1,592,447	—
Russell Global Equity Fund	98,486,863	5,879,665	8,445,454	(623,114)	540,094	—
Russell Emerging Markets Fund	36,993,878	4,500,012	2,923,154	59,622	703,274	—
Russell Global Opportunistic Credit Fund	23,313,228	1,124,275	341,112	995	212,532	—
Russell Strategic Bond Fund	409,223,443	39,944,837	15,864,586	(181,178)	16,014,628	—
Russell Investment Grade Bond Fund	231,795,951	24,445,843	4,349,989	(154,353)	8,020,615	1,747,764
Russell Global Infrastructure Fund	37,090,608	3,150,521	2,199,268	83,516	511,969	43,716
Russell Commodity Strategies Fund	37,028,797	6,542,128	4,650,608	330,788	4,101,078	—
Russell Global Real Estate Securities Fund	37,031,542	3,766,808	2,190,837	34,978	485,529	—

	$1,189,527,992	$114,687,082	$66,220,389	$(728,405)	$33,039,736	$1,791,480

Balanced Strategy Fund
Russell U.S. Core Equity Fund	$527,884,075	$50,976,187	$45,778,246	$(2,631,303)	$2,188,329	$—
Russell U.S. Quantitative Equity Fund	435,275,198	2,959,623	46,736,139	(4,500,905)	2,730,119	—
Russell U.S. Small & Mid Cap Fund	193,633,509	1,513,293	30,951,945	(4,343,570)	1,115,177	—
Russell International Developed Markets Fund	735,592,975	24,174,019	28,886,998	1,983,797	10,862,385	—
Russell Global Equity Fund	486,474,754	6,954,488	34,566,552	(2,970,545)	2,761,496	—
Russell Emerging Markets Fund	195,743,164	14,228,839	8,891,987	408,673	3,821,891	—
Russell Global Opportunistic Credit Fund	140,052,498	3,990,255	2,025,583	15,348	1,300,282	—
Russell Strategic Bond Fund	1,580,682,766	119,316,811	68,858,614	(1,126,540)	63,359,653	—
Russell Global Infrastructure Fund	146,282,917	5,159,419	6,151,544	331,560	2,076,583	178,167
Russell Commodity Strategies Fund	195,120,995	25,051,896	20,899,593	1,643,599	22,350,038	—
Russell Global Real Estate Securities Fund	146,129,605	6,029,305	3,460,385	102,735	1,937,367	—

	$4,782,872,456	$260,354,135	$297,207,586	$(11,087,151)	$114,503,320	$178,167

90	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Growth Strategy Fund
Russell U.S. Core Equity Fund	$431,685,215	$44,113,048	$35,750,553	$(1,729,122)	$1,761,877	$—
Russell U.S. Quantitative Equity Fund	359,864,625	2,359,458	38,052,953	(3,874,211)	2,237,715	7,996
Russell U.S. Small & Mid Cap Fund	195,853,798	3,077,586	33,618,285	(4,952,175)	1,109,665	—
Russell International Developed Markets Fund	628,276,793	19,506,145	27,838,403	(1,884,583)	9,242,580	88,685
Russell Global Equity Fund	460,017,667	5,160,369	30,470,114	(2,337,128)	2,588,351	—
Russell Emerging Markets Fund	163,941,535	12,786,598	9,506,736	384,009	3,210,458	—
Russell Global Opportunistic Credit Fund	126,164,380	4,542,584	2,839,696	11,567	1,168,618	—
Russell Strategic Bond Fund	430,619,577	38,050,849	50,581,875	(415,581)	18,218,608	69,331
Russell Commodity Strategies Fund	196,464,899	26,510,968	23,489,109	2,057,754	22,392,311	—
Russell Global Infrastructure Fund	131,553,547	4,275,130	5,503,935	423,942	1,863,932	—
Russell Global Real Estate Securities Fund	131,555,583	5,065,359	2,669,476	111,555	1,737,471	779

	$3,255,997,619	$165,448,094	$260,321,135	$(12,203,973)	$65,531,586	$166,791

Equity Growth Strategy Fund
Russell U.S. Core Equity Fund	$217,844,708	$3,253,188	$23,075,790	$(748,304)	$979,595	$—
Russell U.S. Quantitative Equity Fund	205,165,136	3,094,330	25,558,947	(2,396,827)	1,300,058	—
Russell U.S. Small & Mid Cap Fund	101,733,794	1,904,142	19,377,719	(2,500,656)	591,397	—
Russell International Developed Markets Fund	340,752,096	15,894,006	22,394,266	703,079	5,191,175	—
Russell Global Equity Fund	206,190,879	3,981,526	16,688,547	(534,445)	1,194,755	—
Russell Emerging Markets Fund	101,818,230	6,803,539	6,811,423	117,869	2,082,318	—
Russell Global Opportunistic Credit Fund	70,684,748	5,318,247	4,796,118	10,114	678,634	—
Russell Commodity Strategies Fund	87,961,371	12,220,457	11,765,918	574,824	10,319,134	—
Russell Global Infrastructure Fund	58,891,374	3,477,430	4,520,742	130,893	864,469	74,525
Russell Global Real Estate Securities Fund	73,833,719	4,551,001	3,697,515	74,759	994,134	—

	$1,464,876,055	$60,497,866	$138,686,985	$(4,568,694)	$24,195,669	$74,525

2015 Strategy Fund
Russell U.S. Core Equity Fund	$3,866,002	$800,002	$527,441	$20,664	$15,802	$—
Russell U.S. Quantitative Equity Fund	3,870,484	776,927	580,110	18,258	22,504	—
Russell U.S. Small & Mid Cap Fund	1,660,968	348,152	267,566	13,900	8,293	—
Russell International Developed Markets Fund	5,012,983	1,252,801	645,648	3,811	67,290	—
Russell Global Equity Fund	3,328,637	716,580	350,536	3,114	16,595	—
Russell Emerging Markets Fund	1,095,317	315,392	161,919	(294)	19,632	—
Russell Strategic Bond Fund	21,752,149	7,442,541	1,891,402	(45,482)	735,614	—
Russell Investment Grade Bond Fund	10,875,612	4,578,849	937,026	(30,399)	302,566	63,172
Russell Commodity Strategies Fund	1,647,531	503,944	264,460	2,945	168,536	—
Russell Global Real Estate Securities Fund	1,667,697	414,134	101,391	204	20,669	—

	$54,777,380	$17,149,322	$5,727,499	$(13,279)	$1,377,501	$63,172

2020 Strategy Fund
Russell U.S. Core Equity Fund	$29,404,300	$2,517,826	$2,281,689	$93,634	$125,371	$—
Russell U.S. Quantitative Equity Fund	29,415,179	1,838,321	2,222,010	23,303	177,977	—
Russell U.S. Small & Mid Cap Fund	10,845,031	785,992	1,094,397	(2,243)	57,942	—
Russell International Developed Markets Fund	35,968,777	4,731,312	2,824,927	(168,718)	516,534	11,747
Russell Global Equity Fund	21,764,021	2,087,688	1,227,927	5,434	116,524	—
Russell Emerging Markets Fund	7,853,786	1,325,657	576,472	588	146,775	—
Russell Strategic Bond Fund	121,929,163	27,369,339	4,119,072	(83,149)	4,328,721	—
Russell Investment Grade Bond Fund	30,487,428	11,793,019	921,293	140,970	813,522	—
Russell Commodity Strategies Fund	10,848,622	2,463,360	1,397,326	40,294	1,171,374	—
Russell Global Real Estate Securities Fund	9,337,533	1,431,636	297,435	26,386	119,910	—

	$307,853,840	$56,344,150	$16,962,548	$76,499	$7,574,650	$11,747

Notes to Financial Statements	91

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2025 Strategy Fund
Russell U.S. Core Equity Fund	$7,149,838	$1,397,573	$409,518	$22,340	$27,549	$—
Russell U.S. Quantitative Equity Fund	7,033,857	1,264,063	361,914	28,538	38,601	—
Russell U.S. Small & Mid Cap Fund	2,456,115	420,463	243,936	26,382	11,981	—
Russell International Developed Markets Fund	8,439,382	1,940,295	495,675	4,507	107,290	—
Russell Global Equity Fund	4,704,558	942,159	224,182	2,884	22,355	—
Russell Emerging Markets Fund	1,772,907	471,678	133,090	(59)	30,454	—
Russell Strategic Bond Fund	19,928,263	8,136,093	914,010	(22,746)	607,148	—
Russell Commodity Strategies Fund	2,447,105	715,300	297,276	4,741	243,830	—
Russell Global Real Estate Securities Fund	1,798,298	472,688	108,729	880	22,372	—

	$55,730,323	$15,760,312	$3,188,330	$67,467	$1,111,580	$—

2030 Strategy Fund
Russell U.S. Core Equity Fund	$41,565,086	$4,388,659	$3,151,572	$71,190	$172,389	$—
Russell U.S. Quantitative Equity Fund	39,444,725	3,478,148	3,526,567	126,773	235,910	—
Russell U.S. Small & Mid Cap Fund	15,405,963	1,418,341	1,621,666	(8,755)	79,807	—
Russell International Developed Markets Fund	49,634,901	7,331,451	3,569,628	(163,348)	693,318	—
Russell Global Equity Fund	26,248,372	2,989,260	2,245,073	(109,586)	141,180	—
Russell Emerging Markets Fund	10,383,358	1,978,355	1,016,698	1,016	197,364	—
Russell Strategic Bond Fund	42,177,930	19,018,191	2,483,659	(45,688)	1,215,516	—
Russell Commodity Strategies Fund	14,996,228	3,537,254	1,538,833	18,641	1,540,181	—
Russell Global Real Estate Securities Fund	10,830,147	2,030,266	1,492,100	(77,980)	143,580	—

	$250,686,710	$46,169,925	$20,645,796	$(187,737)	$4,419,245	$—

2035 Strategy Fund
Russell U.S. Core Equity Fund	$5,158,780	$1,275,659	$311,918	$18,017	$18,522	$—
Russell U.S. Quantitative Equity Fund	5,014,257	1,129,382	298,050	14,925	25,913	—
Russell U.S. Small & Mid Cap Fund	1,862,518	437,537	176,622	13,488	8,079	—
Russell International Developed Markets Fund	6,049,175	401,096	64,288	337	17,204	470
Russell Global Equity Fund	3,296,487	797,722	172,768	1,649	14,384	—
Russell Emerging Markets Fund	1,286,590	380,502	76,595	(1,532)	19,920	—
Russell Strategic Bond Fund	2,858,806	1,601,428	324,270	(10,308)	69,664	—
Russell Commodity Strategies Fund	1,717,233	573,356	179,856	4,132	151,880	—
Russell Global Real Estate Securities Fund	1,433,805	1,201,724	305,339	(3,969)	88,699	—

	$28,677,651	$7,798,406	$1,909,706	$36,739	$414,265	$470

2040 Strategy Fund
Russell U.S. Core Equity Fund	$35,894,464	$4,005,882	$1,029,211	$33,463	$141,712	$—
Russell U.S. Quantitative Equity Fund	34,923,499	3,266,581	991,432	71,127	197,213	—
Russell U.S. Small & Mid Cap Fund	12,973,976	1,222,564	876,174	(16,511)	64,081	—
Russell International Developed Markets Fund	42,378,528	6,103,465	973,286	(29,187)	556,583	—
Russell Global Equity Fund	23,029,254	2,668,982	527,370	(2,065)	114,575	—
Russell Emerging Markets Fund	8,971,664	1,701,950	399,080	8,057	159,052	—
Russell Strategic Bond Fund	19,737,650	5,420,718	1,088,788	(17,866)	683,978	—
Russell Commodity Strategies Fund	11,956,692	2,495,893	787,852	12,929	1,203,033	—
Russell Global Real Estate Securities Fund	10,021,735	1,821,475	340,234	9,474	127,063	—

	$199,887,462	$28,707,510	$7,013,427	$69,421	$3,247,290	$—

92	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2045 Strategy Fund
Russell U.S. Core Equity Fund	$3,117,716	$981,216	$209,711	$14,766	$10,530	$—
Russell U.S. Quantitative Equity Fund	3,031,113	881,496	190,036	14,057	14,785	—
Russell U.S. Small & Mid Cap Fund	1,125,842	337,642	115,278	(94)	4,480	—
Russell International Developed Markets Fund	3,637,336	1,191,291	232,190	(1,807)	39,001	—
Russell Global Equity Fund	1,991,874	614,474	126,128	(2,246)	8,057	—
Russell Emerging Markets Fund	779,429	277,655	50,787	(1,191)	11,179	—
Russell Strategic Bond Fund	1,732,065	810,504	179,217	(2,592)	49,698	—
Russell Commodity Strategies Fund	1,039,239	440,751	138,850	1,814	84,715	—
Russell Global Real Estate Securities Fund	866,032	307,502	59,574	(785)	10,017	—

	$17,320,646	$5,842,531	$1,301,771	$21,922	$232,462	$—

2050 Strategy Fund
Russell U.S. Core Equity Fund	$5,381,980	$1,271,559	$434,992	$13,116	$19,509	$—
Russell U.S. Quantitative Equity Fund	5,232,481	1,148,697	433,845	19,857	27,270	—
Russell U.S. Small & Mid Cap Fund	1,943,493	384,104	169,422	15,308	8,561	—
Russell International Developed Markets Fund	6,278,977	1,745,875	618,974	(5,844)	74,617	—
Russell Global Equity Fund	3,438,487	846,653	301,125	(1,312)	15,365	—
Russell Emerging Markets Fund	1,345,495	421,425	143,277	(2,428)	21,347	—
Russell Strategic Bond Fund	2,989,989	1,327,484	475,214	(6,761)	93,715	—
Russell Commodity Strategies Fund	1,793,993	665,839	295,381	3,868	161,082	—
Russell Global Real Estate Securities Fund	1,494,994	449,413	145,531	(655)	18,037	—

	$29,899,889	$8,261,049	$3,017,761	$35,149	$439,503	$—

2055 Strategy Fund
Russell U.S. Core Equity Fund	$81,952	$77,884	$890	$(15)	$78	$—
Russell U.S. Quantitative Equity Fund	79,676	74,011	1,112	(13)	97	—
Russell U.S. Small & Mid Cap Fund	29,594	27,472	256	(6)	—	—
Russell International Developed Markets Fund	95,611	89,547	1,023	(22)	199	—
Russell Global Equity Fund	52,358	49,198	492	(11)	—	—
Russell Emerging Markets Fund	20,488	19,669	204	(7)	—	—
Russell Strategic Bond Fund	45,529	46,538	1,665	3	—	—
Russell Commodity Strategies Fund	27,317	25,590	276	(5)	—	—
Russell Global Real Estate Securities Fund	22,764	21,812	324	(5)	125	—

	$455,289	$431,721	$6,242	$(81)	$499	$—

In Retirement Fund
Russell U.S. Core Equity Fund	$5,652,109	$4,058,999	$266,288	$(1,023)	$7,468	$—
Russell U.S. Quantitative Equity Fund	6,061,480	4,498,249	357,984	2,325	12,981	—
Russell U.S. Small & Mid Cap Fund	1,880,553	1,312,351	136,618	1,502	735	—
Russell International Developed Markets Fund	7,349,048	5,945,713	575,949	(20,178)	7,751	—
Russell Global Equity Fund	5,863,078	4,774,503	354,815	723	2,331	—
Russell Emerging Markets Fund	1,245,486	874,483	144,779	4,896	1,774	—
Russell Strategic Bond Fund	41,471,757	36,617,395	809,389	(14,935)	332,614	—
Russell Investment Grade Bond Fund	20,735,071	19,656,131	422,787	(10,911)	141,456	11,094
Russell Commodity Strategies Fund	2,713,942	2,363,229	232,579	7,871	21,740	—
Russell Short Duration Bond Fund	8,284,863	7,603,457	153,114	(501)	35,176	—
Russell Global Real Estate Securities Fund	2,720,197	1,793,360	182,570	989	22,283	—

	$103,977,584	$89,497,870	$3,636,872	$(29,242)	$586,309	$11,094

Notes to Financial Statements	93

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

5.	Federal Income Taxes

At April 30, 2011, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

	10/31/16	10/31/17	10/31/18	Totals

Conservative Strategy Fund	$—	$8,325,200	$450,050	$8,775,250
Moderate Strategy Fund	—	23,939,127	31,180,936	55,120,063
Balanced Strategy Fund	—	172,806,304	211,037,262	383,843,566
Growth Strategy Fund	—	155,925,848	268,001,981	423,927,829
Equity Growth Strategy Fund	—	103,749,875	171,652,158	275,402,033
2010 Strategy Fund	—	148,457	1,345,830	1,494,287
2015 Strategy Fund	—	—	—	—
2020 Strategy Fund	877,647	514,173	3,417,191	4,809,011
2025 Strategy Fund	—	—	—	—
2030 Strategy Fund	2,808,872	363,900	4,196,075	7,368,847
2035 Strategy Fund	67,681	—	6,657	74,338
2040 Strategy Fund	1,932,184	213,750	3,055,820	5,201,754
2045 Strategy Fund	—	5,856	4,738	10,594
2050 Strategy Fund	—	—	—	—
In Retirement Fund	—	—	—	—

At April 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$631,224,838	$1,073,869,354	$4,284,094,698	$2,887,869,145	$1,329,853,056

Unrealized Appreciation	$57,694,337	$115,658,638	$498,777,758	$368,128,473	$137,588,586
Unrealized Depreciation	—	—	—	—	(2,565,587)

Net Unrealized Appreciation (Depreciation)	$57,694,337	$115,658,638	$498,777,758	$368,128,473	$135,022,999

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$48,341,461	$270,473,756	$47,245,369	$210,673,315	$23,387,887

Unrealized Appreciation	$6,435,919	$37,380,084	$8,484,955	$40,013,395	$5,289,765
Unrealized Depreciation	—	—	—	—	—

Net Unrealized Appreciation (Depreciation)	$6,435,919	$37,380,084	$8,484,955	$40,013,395	$5,289,765

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement
Cost of Investments	$165,452,546	$14,414,303	$22,802,991	$425,566	$92,658,660

Unrealized Appreciation	$34,434,916	$2,906,297	$7,096,898	$29,724	$11,318,924
Unrealized Depreciation	—	—	—	—	—

Net Unrealized Appreciation (Depreciation)	$34,434,916	$2,906,297	$7,096,898	$29,724	$11,318,924

94	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2011 and October 31, 2010 were as follows:

	2011		2010
Conservative Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,420	$14,972	4,382	$44,753
Proceeds from reinvestment of distributions	231	2,404	215	2,183
Payments for shares redeemed	(1,301)	(13,807)	(2,507)	(25,478)

Net increase (decrease)	350	3,569	2,090	21,458

Class C
Proceeds from shares sold	2,496	26,281	8,010	81,295
Proceeds from reinvestment of distributions	382	3,946	268	2,694
Payments for shares redeemed	(2,525)	(26,529)	(3,891)	(39,561)

Net increase (decrease)	353	3,698	4,387	44,428

Class E
Proceeds from shares sold	991	10,511	3,009	30,738
Proceeds from reinvestment of distributions	222	2,308	228	2,317
Payments for shares redeemed	(2,286)	(24,200)	(2,795)	(28,632)

Net increase (decrease)	(1,073)	(11,381)	442	4,423

Class R1
Proceeds from shares sold	560	5,949	1,176	12,374
Proceeds from reinvestment of distributions	49	509	28	286
Payments for shares redeemed	(384)	(4,089)	(309)	(3,174)

Net increase (decrease)	225	2,369	895	9,486

Class R2
Proceeds from shares sold	656	6,955	476	4,896
Proceeds from reinvestment of distributions	30	315	17	171
Payments for shares redeemed	(122)	(1,293)	(170)	(1,724)

Net increase (decrease)	564	5,977	323	3,343

Class R3
Proceeds from shares sold	1,743	18,550	5,044	51,899
Proceeds from reinvestment of distributions	528	5,520	471	4,789
Payments for shares redeemed	(3,312)	(35,190)	(3,855)	(39,662)

Net increase (decrease)	(1,041)	(11,120)	1,660	17,026

Class S
Proceeds from shares sold	1,993	21,169	5,438	55,704
Proceeds from reinvestment of distributions	232	2,429	239	2,445
Payments for shares redeemed	(2,928)	(31,058)	(3,892)	(40,664)

Net increase (decrease)	(703)	(7,460)	1,785	17,485

Total increase (decrease)	(1,325)	$(14,348)	11,582	$117,649

Notes to Financial Statements	95

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
Moderate Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2,134	$22,862	5,936	$59,867
Proceeds from reinvestment of distributions	515	5,393	458	4,555
Payments for shares redeemed	(2,594)	(27,766)	(4,905)	(49,273)

Net increase (decrease)	55	489	1,489	15,149

Class C
Proceeds from shares sold	3,937	41,919	7,779	77,564
Proceeds from reinvestment of distributions	616	6,407	418	4,114
Payments for shares redeemed	(2,930)	(31,207)	(6,053)	(60,630)

Net increase (decrease)	1,623	17,119	2,144	21,048

Class E
Proceeds from shares sold	1,082	11,596	2,591	26,081
Proceeds from reinvestment of distributions	393	4,125	398	3,963
Payments for shares redeemed	(3,642)	(38,912)	(4,203)	(42,488)

Net increase (decrease)	(2,167)	(23,191)	(1,214)	(12,444)

Class R1
Proceeds from shares sold	895	9,627	1,585	16,590
Proceeds from reinvestment of distributions	82	868	47	474
Payments for shares redeemed	(267)	(2,883)	(451)	(4,577)

Net increase (decrease)	710	7,612	1,181	12,487

Class R2
Proceeds from shares sold	1,434	15,267	339	3,420
Proceeds from reinvestment of distributions	32	335	15	156
Payments for shares redeemed	(153)	(1,642)	(279)	(2,762)

Net increase (decrease)	1,313	13,960	75	814

Class R3
Proceeds from shares sold	1,724	18,522	3,767	38,041
Proceeds from reinvestment of distributions	733	7,714	642	6,395
Payments for shares redeemed	(3,246)	(34,834)	(6,392)	(64,213)

Net increase (decrease)	(789)	(8,598)	(1,983)	(19,777)

Class S
Proceeds from shares sold	6,501	69,501	7,911	79,803
Proceeds from reinvestment of distributions	331	3,486	342	3,419
Payments for shares redeemed	(2,975)	(31,891)	(8,692)	(89,180)

Net increase (decrease)	3,857	41,096	(439)	(5,958)

Total increase (decrease)	4,603	$48,487	1,253	$11,319

96	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
Balanced Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	9,114	$96,365	15,728	$151,941
Proceeds from reinvestment of distributions	2,299	23,744	2,376	22,745
Payments for shares redeemed	(10,592)	(112,024)	(23,635)	(228,376)

Net increase (decrease)	821	8,085	(5,531)	(53,690)

Class C
Proceeds from shares sold	12,365	130,043	23,879	229,250
Proceeds from reinvestment of distributions	2,552	26,185	1,916	18,072
Payments for shares redeemed	(13,846)	(145,381)	(29,209)	(280,530)

Net increase (decrease)	1,071	10,847	(3,414)	(33,208)

Class E
Proceeds from shares sold	3,255	34,528	8,116	78,522
Proceeds from reinvestment of distributions	1,103	11,426	1,224	11,741
Payments for shares redeemed	(14,270)	(150,761)	(13,398)	(130,190)

Net increase (decrease)	(9,912)	(104,807)	(4,058)	(39,927)

Class R1
Proceeds from shares sold	3,625	38,685	5,881	59,819
Proceeds from reinvestment of distributions	291	3,037	171	1,653
Payments for shares redeemed	(964)	(10,281)	(1,439)	(13,946)

Net increase (decrease)	2,952	31,441	4,613	47,526

Class R2
Proceeds from shares sold	5,495	57,600	969	9,384
Proceeds from reinvestment of distributions	105	1,087	65	623
Payments for shares redeemed	(398)	(4,232)	(1,087)	(10,369)

Net increase (decrease)	5,202	54,455	(53)	(362)

Class R3
Proceeds from shares sold	3,713	39,377	8,213	79,769
Proceeds from reinvestment of distributions	1,811	18,757	1,760	16,854
Payments for shares redeemed	(10,298)	(109,051)	(19,417)	(187,820)

Net increase (decrease)	(4,774)	(50,917)	(9,444)	(91,197)

Class S
Proceeds from shares sold	9,003	96,028	14,548	141,888
Proceeds from reinvestment of distributions	1,208	12,588	1,356	13,101
Payments for shares redeemed	(7,371)	(78,714)	(19,291)	(189,960)

Net increase (decrease)	2,840	29,902	(3,387)	(34,971)

Total increase (decrease)	(1,800)	$(20,994)	(21,274)	$(205,829)

Notes to Financial Statements	97

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
Growth Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	5,708	$57,523	8,808	$79,521
Proceeds from reinvestment of distributions	1,488	14,625	1,350	11,980
Payments for shares redeemed	(7,925)	(79,907)	(16,742)	(150,232)

Net increase (decrease)	(729)	(7,759)	(6,584)	(58,731)

Class C
Proceeds from shares sold	7,721	77,047	12,086	107,875
Proceeds from reinvestment of distributions	1,387	13,466	956	8,416
Payments for shares redeemed	(9,932)	(98,793)	(20,865)	(185,575)

Net increase (decrease)	(824)	(8,280)	(7,823)	(69,284)

Class E
Proceeds from shares sold	2,273	22,966	5,031	45,365
Proceeds from reinvestment of distributions	762	7,509	720	6,406
Payments for shares redeemed	(10,708)	(107,366)	(9,738)	(87,321)

Net increase (decrease)	(7,673)	(76,891)	(3,987)	(35,550)

Class R1
Proceeds from shares sold	1,924	19,592	6,026	57,861
Proceeds from reinvestment of distributions	160	1,593	53	480
Payments for shares redeemed	(1,099)	(11,030)	(1,357)	(12,395)

Net increase (decrease)	985	10,155	4,722	45,946

Class R2
Proceeds from shares sold	4,784	47,659	854	7,795
Proceeds from reinvestment of distributions	70	692	33	291
Payments for shares redeemed	(287)	(2,916)	(464)	(4,145)

Net increase (decrease)	4,567	45,435	423	3,941

Class R3
Proceeds from shares sold	3,041	30,735	5,379	48,399
Proceeds from reinvestment of distributions	1,169	11,534	984	8,770
Payments for shares redeemed	(7,392)	(74,566)	(13,786)	(123,987)

Net increase (decrease)	(3,182)	(32,297)	(7,423)	(66,818)

Class S
Proceeds from shares sold	4,418	45,062	11,541	105,984
Proceeds from reinvestment of distributions	571	5,677	609	5,460
Payments for shares redeemed	(6,016)	(60,984)	(15,850)	(145,302)

Net increase (decrease)	(1,027)	(10,245)	(3,700)	(33,858)

Total increase (decrease)	(7,883)	$(79,882)	(24,372)	$(214,354)

98	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
Equity Growth Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,585	$15,118	3,451	$28,662
Proceeds from reinvestment of distributions	333	3,087	340	2,826
Payments for shares redeemed	(3,822)	(36,230)	(7,008)	(58,646)

Net increase (decrease)	(1,904)	(18,025)	(3,217)	(27,158)

Class C
Proceeds from shares sold	3,154	27,814	6,165	48,178
Proceeds from reinvestment of distributions	540	4,639	540	4,173
Payments for shares redeemed	(5,740)	(50,380)	(12,849)	(99,599)

Net increase (decrease)	(2,046)	(17,927)	(6,144)	(47,248)

Class E
Proceeds from shares sold	1,265	11,829	2,860	23,600
Proceeds from reinvestment of distributions	235	2,135	251	2,042
Payments for shares redeemed	(5,824)	(54,025)	(7,129)	(58,172)

Net increase (decrease)	(4,324)	(40,061)	(4,018)	(32,530)

Class R1
Proceeds from shares sold	624	5,940	3,196	28,375
Proceeds from reinvestment of distributions	59	544	24	201
Payments for shares redeemed	(480)	(4,571)	(808)	(6,566)

Net increase (decrease)	203	1,913	2,412	22,010

Class R2
Proceeds from shares sold	1,868	17,062	529	4,410
Proceeds from reinvestment of distributions	44	399	29	239
Payments for shares redeemed	(306)	(2,847)	(962)	(7,781)

Net increase (decrease)	1,606	14,614	(404)	(3,132)

Class R3
Proceeds from shares sold	1,738	16,055	2,979	24,290
Proceeds from reinvestment of distributions	421	3,796	421	3,407
Payments for shares redeemed	(4,211)	(38,973)	(9,285)	(75,365)

Net increase (decrease)	(2,052)	(19,122)	(5,885)	(47,668)

Class S
Proceeds from shares sold	5,621	53,017	5,676	47,514
Proceeds from reinvestment of distributions	287	2,662	291	2,419
Payments for shares redeemed	(5,492)	(51,678)	(9,834)	(83,718)

Net increase (decrease)	416	4,001	(3,867)	(33,785)

Total increase (decrease)	(8,101)	$(74,607)	(21,123)	$(169,511)

Notes to Financial Statements	99

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2015 Strategy Fund	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	906	$9,093	2,473	$23,087
Proceeds from reinvestment of distributions	88	869	34	324
Payments for shares redeemed	(426)	(4,275)	(677)	(6,395)

Net increase (decrease)	568	5,687	1,830	17,016

Class R2
Proceeds from shares sold	395	3,986	639	6,012
Proceeds from reinvestment of distributions	25	247	15	142
Payments for shares redeemed	(199)	(2,001)	(160)	(1,520)

Net increase (decrease)	221	2,232	494	4,634

Class R3
Proceeds from shares sold	432	4,319	571	5,404
Proceeds from reinvestment of distributions	37	365	22	209
Payments for shares redeemed	(108)	(1,087)	(235)	(2,216)

Net increase (decrease)	361	3,597	358	3,397

Total increase (decrease)	1,150	$11,516	2,682	$25,047

100	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2020 Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	23	$250	102	$1,041
Proceeds from reinvestment of distributions	5	60	4	46
Payments for shares redeemed	(76)	(833)	(25)	(250)

Net increase (decrease)	(48)	(523)	81	837

Class E
Proceeds from shares sold	111	1,194	373	3,715
Proceeds from reinvestment of distributions	40	423	37	363
Payments for shares redeemed	(1,408)	(15,004)	(176)	(1,759)

Net increase (decrease)	(1,257)	(13,387)	234	2,319

Class R1
Proceeds from shares sold	2,216	23,909	4,987	50,207
Proceeds from reinvestment of distributions	250	2,648	161	1,599
Payments for shares redeemed	(873)	(9,420)	(1,943)	(19,296)

Net increase (decrease)	1,593	17,137	3,205	32,510

Class R2
Proceeds from shares sold	3,271	34,996	1,996	19,882
Proceeds from reinvestment of distributions	131	1,383	97	962
Payments for shares redeemed	(642)	(6,849)	(733)	(7,379)

Net increase (decrease)	2,760	29,530	1,360	13,465

Class R3
Proceeds from shares sold	1,740	18,755	3,495	34,770
Proceeds from reinvestment of distributions	223	2,347	206	2,032
Payments for shares redeemed	(1,566)	(16,768)	(3,053)	(30,359)

Net increase (decrease)	397	4,334	648	6,443

Class S
Proceeds from shares sold	366	3,965	916	9,149
Proceeds from reinvestment of distributions	42	446	64	634
Payments for shares redeemed	(196)	(2,125)	(1,582)	(16,388)

Net increase (decrease)	212	2,286	(602)	(6,605)

Total increase (decrease)	3,657	$39,377	4,926	$48,969

Notes to Financial Statements	101

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2025 Strategy Fund	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	731	$7,130	2,000	$17,354
Proceeds from reinvestment of distributions	59	565	29	252
Payments for shares redeemed	(90)	(873)	(441)	(3,864)

Net increase (decrease)	700	6,822	1,588	13,742

Class R2
Proceeds from shares sold	396	3,882	908	7,978
Proceeds from reinvestment of distributions	23	222	17	150
Payments for shares redeemed	(151)	(1,455)	(387)	(3,403)

Net increase (decrease)	268	2,649	538	4,725

Class R3
Proceeds from shares sold	577	5,608	775	6,878
Proceeds from reinvestment of distributions	30	291	18	156
Payments for shares redeemed	(291)	(2,854)	(209)	(1,844)

Net increase (decrease)	316	3,045	584	5,190

Total increase (decrease)	1,284	$12,516	2,710	$23,657

102	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2030 Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	29	$312	1	$11
Proceeds from reinvestment of distributions	1	13	1	13
Payments for shares redeemed	—	(1)	(49)	(454)

Net increase (decrease)	30	324	(47)	(430)

Class E
Proceeds from shares sold	95	963	427	3,925
Proceeds from reinvestment of distributions	29	290	25	227
Payments for shares redeemed	(1,513)	(15,472)	(201)	(1,873)

Net increase (decrease)	(1,389)	(14,219)	251	2,279

Class R1
Proceeds from shares sold	1,769	18,253	2,729	25,360
Proceeds from reinvestment of distributions	126	1,280	86	788
Payments for shares redeemed	(415)	(4,309)	(1,030)	(9,539)

Net increase (decrease)	1,480	15,224	1,785	16,609

Class R2
Proceeds from shares sold	2,646	27,121	1,885	17,276
Proceeds from reinvestment of distributions	80	813	63	575
Payments for shares redeemed	(590)	(5,896)	(724)	(6,728)

Net increase (decrease)	2,136	22,038	1,224	11,123

Class R3
Proceeds from shares sold	1,414	14,624	3,290	30,163
Proceeds from reinvestment of distributions	136	1,376	111	1,008
Payments for shares redeemed	(1,521)	(15,602)	(2,637)	(24,177)

Net increase (decrease)	29	398	764	6,994

Class S
Proceeds from shares sold	341	3,552	1,231	11,309
Proceeds from reinvestment of distributions	41	412	44	405
Payments for shares redeemed	(188)	(1,935)	(1,198)	(11,492)

Net increase (decrease)	194	2,029	77	222

Total increase (decrease)	2,480	$25,794	4,054	$36,797

Notes to Financial Statements	103

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2035 Strategy Fund	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	328	$3,168	699	$5,825
Proceeds from reinvestment of distributions	16	148	10	90
Payments for shares redeemed	(113)	(1,078)	(158)	(1,297)

Net increase (decrease)	231	2,238	551	4,618

Class R2
Proceeds from shares sold	315	3,025	671	5,675
Proceeds from reinvestment of distributions	12	115	9	73
Payments for shares redeemed	(144)	(1,340)	(239)	(2,024)

Net increase (decrease)	183	1,800	441	3,724

Class R3
Proceeds from shares sold	277	2,655	444	3,796
Proceeds from reinvestment of distributions	14	128	7	57
Payments for shares redeemed	(100)	(964)	(76)	(636)

Net increase (decrease)	191	1,819	375	3,217

Total increase (decrease)	605	$5,857	1,367	$11,559

104	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2040 Strategy Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	24	$250	6	$58
Proceeds from reinvestment of distributions	2	17	2	14
Payments for shares redeemed	(11)	(123)	(19)	(172)

Net increase (decrease)	15	144	(11)	(100)

Class E
Proceeds from shares sold	96	985	1,062	9,752
Proceeds from reinvestment of distributions	30	310	28	252
Payments for shares redeemed	(1,703)	(17,578)	(233)	(2,159)

Net increase (decrease)	(1,577)	(16,283)	857	7,845

Class R1
Proceeds from shares sold	1,135	11,844	2,119	19,495
Proceeds from reinvestment of distributions	80	817	55	502
Payments for shares redeemed	(331)	(3,482)	(754)	(6,961)

Net increase (decrease)	884	9,179	1,420	13,036

Class R2
Proceeds from shares sold	2,743	28,446	1,340	12,325
Proceeds from reinvestment of distributions	60	617	50	453
Payments for shares redeemed	(556)	(5,616)	(479)	(4,432)

Net increase (decrease)	2,247	23,447	911	8,346

Class R3
Proceeds from shares sold	1,110	11,619	2,399	21,977
Proceeds from reinvestment of distributions	94	960	80	726
Payments for shares redeemed	(1,003)	(10,420)	(2,050)	(18,812)

Net increase (decrease)	201	2,159	429	3,891

Class S
Proceeds from shares sold	521	5,472	969	8,922
Proceeds from reinvestment of distributions	35	355	34	308
Payments for shares redeemed	(261)	(2,736)	(744)	(7,037)

Net increase (decrease)	295	3,091	259	2,193

Total increase (decrease)	2,065	$21,737	3,865	$35,211

Notes to Financial Statements	105

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2045 Strategy Fund	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	228	$2,221	188	$1,592
Proceeds from reinvestment of distributions	6	54	4	37
Payments for shares redeemed	(43)	(416)	(194)	(1,611)

Net increase (decrease)	191	1,859	(2)	18

Class R2
Proceeds from shares sold	309	2,994	547	4,625
Proceeds from reinvestment of distributions	13	125	8	70
Payments for shares redeemed	(129)	(1,197)	(102)	(862)

Net increase (decrease)	193	1,922	453	3,833

Class R3
Proceeds from shares sold	140	1,335	189	1,614
Proceeds from reinvestment of distributions	4	40	2	16
Payments for shares redeemed	(66)	(634)	(44)	(375)

Net increase (decrease)	78	741	147	1,255

Total increase (decrease)	462	$4,522	598	$5,106

106	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
2050 Strategy Fund	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	281	$2,732	394	$3,323
Proceeds from reinvestment of distributions	7	66	3	25
Payments for shares redeemed	(91)	(884)	(192)	(1,650)

Net increase (decrease)	197	1,914	205	1,698

Class R2
Proceeds from shares sold	486	4,724	794	6,826
Proceeds from reinvestment of distributions	33	309	26	224
Payments for shares redeemed	(296)	(2,768)	(242)	(2,084)

Net increase (decrease)	223	2,265	578	4,966

Class R3
Proceeds from shares sold	210	2,029	266	2,266
Proceeds from reinvestment of distributions	8	77	4	36
Payments for shares redeemed	(107)	(1,034)	(48)	(410)

Net increase (decrease)	111	1,072	222	1,892

Total increase (decrease)	530	$5,251	1,005	$8,556

	2011
2055 Strategy Fund	Shares	Dollars

Class R1 (1)
Proceeds from shares sold	10	$99
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	99

Class R2 (1)
Proceeds from shares sold	23	231
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(1)	(6)

Net increase (decrease)	22	225

Class R3 (1)
Proceeds from shares sold	10	101
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	101

Total increase (decrease)	42	$425

Notes to Financial Statements	107

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	2011		2010
In Retirement Fund	Shares	Dollars	Shares	Dollars

Class A (2)
Proceeds from shares sold	—	$—	—	$—
Shares issued in connection with acquisition	102	1,042	—	—
Proceeds from reinvestment of distributions	–	4	—	—
Payments for shares redeemed	(1)	(7)	—	—

Net increase (decrease)	101	(1,039)	—	—

Class R1
Proceeds from shares sold	1,566	15,968	54	520
Shares issued in connection with acquisition	2,077	21,309	—	—
Proceeds from reinvestment of distributions	17	173	1	13
Payments for shares redeemed	(242)	(2,488)	(5)	(50)

Net increase (decrease)	3,418	34,962	50	483

Class R2
Proceeds from shares sold	603	6,183	203	1,950
Shares issued in connection with acquisition	2,014	20,641	—	—
Proceeds from reinvestment of distributions	24	242	10	96
Payments for shares redeemed	(181)	(1,855)	(96)	(938)

Net increase (decrease)	2,460	25,211	117	1,108

Class R3
Proceeds from shares sold	1,123	11,438	115	1,112
Shares issued in connection with acquisition	2,479	25,361	—	—
Proceeds from reinvestment of distributions	16	166	3	31
Payments for shares redeemed	(252)	(2,585)	(61)	(606)

Net increase (decrease)	3,366	34,380	57	537

Total increase (decrease)	9,346	$95,592	224	$2,128

(1)	For the period December 31, 2011 (date of first issue) to April 30, 2011.
(2)	For the period February 28, 2011 (date of first issue) to April 30, 2011.

7.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. The Russell Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2011, the Funds did not borrow through the interfund lending program.

8.	Record Ownership

As of April 30, 2011, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%

Equity Growth Strategy Fund	1	11.3
2015 Strategy Fund	2	56.0
2020 Strategy Fund	3	49.1
2025 Strategy Fund	3	56.8
2030 Strategy Fund	3	47.2
2035 Strategy Fund	3	46.8

108	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	# of Shareholders	%
2040 Strategy Fund	3	48.0
2045 Strategy Fund	3	62.8
2050 Strategy Fund	1	57.6
2055 Strategy Fund	2	99.8
In Retirement Fund	3	43.4

9.	Dividends

On April 4, 2011, the following dividends payable were declared from net investment income. Dividends will be payable on April 6, 2011, to shareholders of record effective with the opening of business on April 5, 2011.

Fund	Net Investment Income
Conservative Strategy Fund - Class A	0.0107
Conservative Strategy Fund - Class C	0.0000
Conservative Strategy Fund - Class E	0.0101
Conservative Strategy Fund - Class R1	0.0219
Conservative Strategy Fund - Class R2	0.0152
Conservative Strategy Fund - Class R3	0.0085
Conservative Strategy Fund - Class S	0.0170
Moderate Strategy Fund - Class A	0.0090
Moderate Strategy Fund - Class C	0.0000
Moderate Strategy Fund - Class E	0.0088
Moderate Strategy Fund - Class R1	0.0206
Moderate Strategy Fund - Class R2	0.0140
Moderate Strategy Fund - Class R3	0.0072
Moderate Strategy Fund - Class S	0.0163
Balanced Strategy Fund - Class A	0.0052
Balanced Strategy Fund - Class C	0.0000
Balanced Strategy Fund - Class E	0.0049
Balanced Strategy Fund - Class R1	0.0166
Balanced Strategy Fund - Class R2	0.0101
Balanced Strategy Fund - Class R3	0.0033
Balanced Strategy Fund - Class S	0.0117
Growth Strategy Fund - Class A	0.0044
Growth Strategy Fund - Class C	0.0000
Growth Strategy Fund - Class E	0.0042
Growth Strategy Fund - Class R1	0.0155
Growth Strategy Fund - Class R2	0.0093
Growth Strategy Fund - Class R3	0.0027
Growth Strategy Fund - Class S	0.0108
Equity Growth Strategy Fund - Class A	0.0000
Equity Growth Strategy Fund - Class C	0.0000
Equity Growth Strategy Fund - Class E	0.0000
Equity Growth Strategy Fund - Class R1	0.0000
Equity Growth Strategy Fund - Class R2	0.0000
Equity Growth Strategy Fund - Class R3	0.0000
Equity Growth Strategy Fund - Class S	0.0000
2015 Strategy Fund - Class R1	0.0302
2015 Strategy Fund - Class R2	0.0246
2015 Strategy Fund - Class R3	0.0180
2020 Strategy Fund - Class A	0.0186
2020 Strategy Fund - Class E	0.0166
2020 Strategy Fund - Class R1	0.0261
2020 Strategy Fund - Class R2	0.0198
2020 Strategy Fund - Class R3	0.0131
2020 Strategy Fund - Class S	0.0261
2025 Strategy Fund - Class R1	0.0233
2025 Strategy Fund - Class R2	0.0177
2025 Strategy Fund - Class R3	0.0177
2030 Strategy Fund - Class A	0.0119

Notes to Financial Statements	109

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

Fund	Net Investment Income
2030 Strategy Fund - Class E	0.0052
2030 Strategy Fund - Class R1	0.0176
2030 Strategy Fund - Class R2	0.0117
2030 Strategy Fund - Class R3	0.0049
2030 Strategy Fund - Class S	0.0176
2035 Strategy Fund - Class R1	0.0138
2035 Strategy Fund - Class R2	0.0083
2035 Strategy Fund - Class R3	0.0020
2040 Strategy Fund - Class A	0.0076
2040 Strategy Fund - Class E	0.0006
2040 Strategy Fund - Class R1	0.0141
2040 Strategy Fund - Class R2	0.0083
2040 Strategy Fund - Class R3	0.0015
2040 Strategy Fund - Class S	0.0143
2045 Strategy Fund - Class R1	0.0141
2045 Strategy Fund - Class R2	0.0089
2045 Strategy Fund - Class R3	0.0027
2050 Strategy Fund - Class R1	0.0137
2050 Strategy Fund - Class R2	0.0082
2050 Strategy Fund - Class R3	0.0025
2055 Strategy Fund - Class R1	0.0175
2055 Strategy Fund - Class R2	0.0135
2055 Strategy Fund - Class R3	0.0050
In Retirement Fund - Class A	0.0000
In Retirement Fund - Class R1	0.0391
In Retirement Fund - Class R2	0.0362
In Retirement Fund - Class R3	0.0342

10.	Reorganizations

On February 25, 2011 the In Retirement Fund acquired the assets and liabilities of the 2010 Strategy Fund through a separate tax free reorganization pursuant to plans of reorganization approved by the Board of Trustees. The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation/(depreciation), and accumulated net realized gains (losses) immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	2010 Strategy Fund	In Retirement Fund	In Retirement Fund

Class A
Shares	97,428	9.76	101,590
Net assets	$1,041,200	$100	$1,041,300
Net asset value	$10.69	$10.25	$10.25
Unrealized appreciation/(depreciation)	$50,716	$—	$50,716
Accumulated net realized gains/(losses)	$(124,544)	$—	$—

Class E
Shares	589,432	—	—
Net assets	$6,309,142	$—	$—
Net asset value	$10.70	$—	$—
Unrealized appreciation/(depreciation)	$28,174	$—	$—
Accumulated net realized gains/(losses)	$784,013	$—	$—

Class S
Shares	496,546	—	—
Net assets	$5,323,465	$—	$—
Net asset value	$10.72	$—	$—
Unrealized appreciation/(depreciation)	$475,547	$—	$—
Accumulated net realized gains/(losses)	$(565,025)	$—	$—

110	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2011 (Unaudited)

	Before Reorganization		After Reorganization
	2010 Strategy Fund	In Retirement Fund	In Retirement Fund

Class R1
Shares	1,492,147	1,389,021	3,465,950
Net assets	$15,985,793	$14,247,688	$35,556,982
Net asset value	$10.71	$10.26	$10.26
Unrealized appreciation/(depreciation)	$2,744,825	$163,583	$3,383,955
Accumulated net realized gains/(losses)	$(693,975)	$(824)	$(824)

Class R2
Shares	1,338,898	704,803	2,718,558
Net assets	$14,331,866	$7,224,994	$27,865,986
Net asset value	$10.70	$10.25	$10.25
Unrealized appreciation/(depreciation)	$2,526,009	$717,602	$3,271,785
Accumulated net realized gains/(losses)	$(778,537)	$(28,115)	$(28,115)

Class R3
Shares	2,374,761	1,033,254	3,512,454
Net assets	$25,362,110	$10,574,795	$35,937,009
Net asset value	$10.68	$10.23	$10.23
Unrealized appreciation/(depreciation	$3,859,950	$273,013	$4,132,963
Accumulated net realized gains/(losses)	$(1,460,041)	$559	$559

11.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements	111

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 19, 2011 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 11, 2011, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of one Underlying Fund’s assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and

112	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board inquired as to the continuing impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 and to the date of the Agreement Evaluation Meeting and the relocation of the Russell organization’s headquarters. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that such changes have not resulted in any diminution in the nature, scope or quality of the services provided to the Funds or the Underlying Funds. The Board also discussed the impact of such changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

Basis for Approval of Investment Advisory Contracts	113

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion — up to 10% — of the assets of the Russell U.S. Core Equity Fund (the “Participating Underlying Fund”) utilizing a select holdings strategy, the actual allocation being determined by the Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Underlying Fund. The Board considered that the select holdings strategy initially was utilized for two other mutual funds under the management of RIMCo but did not achieve the objectives anticipated by RIMCo in respect of such funds and therefore was discontinued. Against this background, the Board reviewed the results of the select holdings strategy in respect of the Participating Underlying Fund during the past year. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

The Board noted RIMCo’s advice that the services provided to the Funds and the Underlying Funds pursuant to the RIMCo Agreement do not encompass cash management services and considered RIMCo’s belief that its Advisory Fees nevertheless are reasonable. The Board also noted that the uninvested cash of the Funds and the Underlying Funds is “swept” into a pooled investment vehicle maintained by RIMCo and that RIMCo receives a separate investment advisory fee from that investment vehicle to manage its investment portfolio. The Board considered and relied upon views expressed by RIMCo and counsel to the Funds and the Underlying Funds at the Agreement Evaluation Meeting and prior meetings regarding the appropriateness and permissibility of the separate advisory fees received by RIMCo from the investment vehicle and further considered that such fees, while being accrued on the books of the investment vehicle, are not being distributed to RIMCo pending resolution of certain issues raised by regulators.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds, the Underlying Funds and other RIC funds under the Board’s supervision, including the Underlying Funds, are lower, and, in some cases, may be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares,

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that, on a contractual basis, the Advisory Fee for each of the Conservative Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund was ranked in the fourth quintile of its Expense Universe. On an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds), the Advisory Fee for each of the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund was ranked in the fourth quintile of its Expense Universe. The Board considered that the Advisory Fee for each of the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund on an actual basis was within 5 basis points of the third quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest fees among the Expense Universe funds. The comparison was based upon the latest fiscal years for the Expense Universe funds. The Board considered RIMCo’s advice as to the reasons for these Funds’ contractual Advisory Fee rankings.

The Third-Party Information showed that total expenses for each of the Funds, with the exception of the Equity Growth Strategy Fund, were ranked in at least the third quintile of its Expense Universe. The total expenses for the Equity Growth Strategy Fund were ranked in the fourth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. The Board considered RIMCo’s explanation of the rankings and its advice that the Equity Growth Strategy Fund was within 5 basis points of the third quintile of its Expense Universe. RIMCo, among other things, expressed its continuing belief that the Expense Universes for these Funds were not appropriate, noting that the Funds generally have higher target allocations to equities than their Comparable Funds and that such higher equity allocations increase Fund expenses.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to factors discussed above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market, such as 2009 and 2010.

With respect to the Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1-year period ended December 31, 2010 and its performance was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. However, the Fund’s performance for the 3-year period ended December 31, 2010 was ranked in the fourth quintile of its Performance Universe. RIMCo noted that the Growth Strategy Fund maintains a target equity allocation of 80% for exposure to a broad mix of globally diversified equity investments and a target bond allocation of 20%. By contrast, the Growth Strategy Fund’s Comparable Funds have target equity allocations ranging from 60% to 80% of their total portfolios and 20%-40% in bonds, cash and cash equivalents. Since the Growth Strategy Fund maintains an equity weighting at the high end of the Performance Universe, its performance suffers relative to its Comparable Funds during periods of declining equity markets and rising bond markets. Conversely, the Fund’s relative performance should benefit from its higher equity weighting during periods of rising equity markets. The extent of the equity market sell-off in 2008 and subsequent

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Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

bond rally in 2009 and 2010 adversely affected the Fund’s 3-year relative performance and significantly contributed to the Fund’s fourth quintile ranking for the 3-year period.

With respect to the Equity Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1-year period ended December 31, 2010 and its performance was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. However, the Fund’s performance for the 3-year period ended December 31, 2010 was ranked in the fourth quintile of its Performance Universe. RIMCo noted that the Equity Growth Strategy Fund maintains a target equity allocation of 100% exposure to a broad mix of globally diversified equity investments. By contrast, the Equity Growth Strategy Fund’s Comparable Funds, according to RIMCo, have both equity and fixed income exposure. Since the Equity Growth Strategy Fund maintains a higher allocation to equities than the Performance Universe average, its relative performance suffers during periods of declining equity markets and rising bond markets. Conversely, the Fund should benefit from its higher equity weighting during periods of rising equity markets. The extent of the equity market sell-off in 2008 and subsequent bond rally in 2009 and 2010 adversely affected the Fund’s 3-year relative performance and significantly contributed to the Fund’s fourth quintile ranking for the 3-year period.

With respect to the 2030 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the first quintile of its Performance Universe for the 1-year period ended December 31, 2010 and its performance was ranked in the second quintile of its Performance Universe for the 5-year period ended such date. However, the Fund’s performance for the 3-year period ended December 31, 2010 was ranked in the fourth quintile of its Performance Universe. RIMCo noted that the 2030 Strategy Fund maintained a target equity allocation of 90% over the 3-year period, as the Fund’s target date “glide path” (its predetermined equity to fixed income exposure over time) is designed to be more aggressive in an investor’s early working years but more conservative in the later years. RIMCo believes that an optimal glide path should take more equity risk initially but add fixed income faster as investors approach retirement. The average target equity allocation for the Performance Universe for the 2030 Strategy Fund was 68% as of December 31, 2010. The Performance Universe, according to RIMCo, generally was comprised of funds that often take less risk in the initial years of the “glide path,” but tend to maintain higher equity exposure closer to retirement. Since the 2030 Strategy Fund maintained a higher equity weighting than the Performance Universe average, its relative performance was negatively affected by the equity market sell-off in 2008 and subsequent bond rally in 2009 and 2010. Conversely, the Fund should benefit from its higher equity weighting during periods of rising equity markets.

With respect to the 2040 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1- and 5-year periods ended December 31, 2010. However, the Fund’s performance for the 3-year period ended December 31, 2010 was ranked in the fourth quintile of its Performance Universe. RIMCo noted that the 2040 Strategy Fund maintained a target equity allocation of 90% over the 3-year period, as the Fund’s target date glide path (its predetermined equity to fixed income exposure over time) is designed to be more aggressive in an investor’s early working years but more conservative closer to retirement. RIMCo believes that an optimal glide path should take more equity risk initially but add fixed income faster as investors approach retirement. The average target equity allocation for the Performance Universe for the 2040 Strategy Fund was 76% as of December 31, 2010. The Performance Universe, according to RIMCo, generally was comprised of funds that often take less risk in the initial years of the “glide path,” but tend to maintain higher equity exposure closer to retirement. Since the 2040 Strategy Fund maintained a higher equity weighting than the Performance Universe average, its relative performance was negatively affected by the equity market sell-off experienced in 2008 and subsequent bond rally in 2009 and 2010. Conversely, the Fund should benefit from its higher equity weighting during periods of rising equity markets.

The Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to

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Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

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LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semiannual reports. Please contact your Financial Intermediary for further details.

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Disclosure of Information about Fund Trustees and Officers — April 30, 2011

(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert,” as explained below; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, the only interested trustee, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •Chairman of the Board, President and CEO, Russell Financial Services, Inc. •Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) •Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) •May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank •2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. •1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	50	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	•Director and Chairman of the Audit Committee, Avista Corp. •Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds •Regent, University of Washington •President, Kristianne Gates Blake, P.S. (accounting services) •February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF •Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	50

•Director, Avista Corp (electric utilities);

•Trustee, Principal Investors Funds (investment company);

•Trustee, Principal Variable Contracts Funds (investment company)

•Trustee, WM Group of Funds until 2006 (investment company)

Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	50	•Director, Gold Banc Corporation until 2006

Jonathan Fine Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	•President and Chief Executive Officer, United Way of King County, WA	50	None

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	•Vice Chairman of the Board, Simpson Investment Company •Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	•September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds •September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	•Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) •Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	•Retired •Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	•Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo •Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) •Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

Paul E. Anderson, Born October 15, 1931 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus since 2007	Five year term	•President, Anderson Management Group LLC (private investments consulting) •February 2002 to June 2005, Lead Trustee, RIC and RIF •Trustee of RIC and RIF until 2006 •Chairman of the Nominating and Governance Committee 2006	50	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2011

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	•Chief Compliance Officer, RIC •Chief Compliance Officer, RIF •Chief Compliance Officer, RIMCo •Chief Compliance Officer, RFSC •April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•President and CEO, RIC and RIF

•Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•Chairman of the Board, President and CEO, RFSC

•Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	•Treasurer, Chief Accounting Officer and CFO, RIC and RIF •Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc. •Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	•Chief Investment Officer, RIC and RIF •Director, FRC •Chairman of the Board, President and CEO, RIMCo •1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	•1999 to 2010 Assistant Secretary, RIC and RIF •Associate General Counsel, FRC •Secretary, RIMCo, RFSC and Russell Financial Services, Inc. •Secretary and Chief Legal Officer, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	123

LifePoints® Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, Washington 98101

Money Managers of Underlying Funds as of April 30, 2011

Russell U.S. Core Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Lazard Asset Management, LLC, New York, NY

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, LLC, Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Snow Capital Management L.P., Sewickley, PA

Suffolk Capital Management, LLC, New York, NY

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors, LLC, Minneapolis, MN

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell Global Opportunistic Credit Fund

DDJ Capital Management, LLC, Waltham, MA

Oaktree Capital Management, L.P., Los Angeles, CA

Stone Harbor Investment Partners LP, New York, NY

Russell Investment Grade Bond Fund

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Strategic Bond Fund

Brookfield Investment Management Inc., New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

124	Adviser, Money Managers and Service Providers

LifePoints® Funds

Russell Investment Company

1301 Second Ave, Seattle Washington 98101

(800) 787-7354

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, Guernsey, Channel Islands

Harding Loevner LP, Somerville, NJ

T. Rowe Price Associates, Inc., Baltimore, MD

T. Rowe Price International Ltd., London, England

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Global Equity Fund

GLG Inc., New York, NY

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Sanders Capital, LLC, New York, NY

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price Associates, Inc., Baltimore, MD

Russell International Developed Markets Fund

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

del Rey Global Investors, LLC, Los Angeles, CA

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

Pzena Investment Management, LLC, New York, NY

UBS Global Asset Management (Americas) Inc., Chicago, IL

William Blair & Company, LLC, Chicago, IL

Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Russell Global Infrastructure Fund

Cohen & Steers Capital Management, Inc., New York, NY

Macquarie Capital Investment Management LLC, New York, NY

Nuveen Asset Management, LLC, Minneapolis, MN

Russell Global Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers	125

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-227

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: July 6, 2011

By:	/s/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 6, 2011